                                                       OMB APPROVAL
                                                       OMB Number: 3235-0570

                                                       Expires: October 31, 2006

                                                       Estimated average burden
                                                       hours per response: 5.0
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3153

                        FRANK RUSSELL INVESTMENT COMPANY
               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                      GREGORY J. LYONS, ASSISTANT SECRETARY
                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-596-2406


          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  253-572-9500

Date of fiscal year end:   OCTOBER 31

Date of reporting period:  November 1, 2003 to April 30, 2004


ITEM 1. REPORTS TO STOCKHOLDERS

MONEY MARKET FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY


                          (MOUNTAIN BACKGROUND GRAPHIC)


2004 SEMIANNUAL REPORT


CLASS A AND S SHARES


MONEY MARKET FUND



CLASS S SHARES


US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND



APRIL 30, 2004


                                                                  (RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. These financial statements report on three Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                               Money Market Funds

                               Semiannual Report

                           April 30, 2004 (Unaudited)

                               Table of Contents

                                                                            Page
Money Market Fund....................................................         3

US Government Money Market Fund......................................         7

Tax Free Money Market Fund...........................................         8

Notes to Schedules of Investments....................................        15

Statement of Assets and Liabilities..................................        16

Statement of Operations..............................................        17

Statement of Changes in Net Assets...................................        18

Financial Highlights.................................................        20

Notes to Financial Statements........................................        23

Disclosure of Information about Fund Directors.......................        27

Manager, Money Managers and Service Providers........................        31

Frank Russell Investment Company - Money Market Funds

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 33.1%
Allstate Financial Global Funding (E)                               25,000       1.210          08/16/04            25,010
Associates Corp. of NA (E)                                          12,950       1.210          06/25/04            12,950
Bank of America                                                     16,024       6.625          06/15/04            16,131
Bayerische Landesbank (NY) (E)                                      57,000       1.110          02/25/05            57,017
Bear Stearns Master (E)                                             68,500       1.150          12/01/10            68,500
Bear Stearns Master (E)                                             31,500       1.400          12/01/10            31,500
First USA Bank (E)                                                  50,000       1.324          07/21/04            50,025
General Electric Capital Corp. (E)                                  44,000       1.230          06/11/04            44,010
General Electric Capital Services Inc. (E)                          10,000       1.230          05/07/04            10,000
Goldman Sachs Group Inc. (E)                                        15,000       1.350          05/03/04            15,000
Goldman Sachs Group Inc. (E)                                        10,810       1.370          05/28/04            10,813
Goldman Sachs Group Inc. (E)                                         6,000       1.330          06/25/04             6,003
Goldman Sachs Group, L.P. (E)                                       15,000       1.180          03/15/05            14,989
Gotham Funding Corp.                                                35,000       1.090          05/26/04            34,974
Grantor Trust 1997-11, daily call or put (E)                         6,835       1.120          12/01/04             6,835
Grantor Trust 1998-T67, daily call or put (E)                        2,233       1.120          07/01/04             2,233
Household Finance Corp.                                              8,934       6.000          05/01/04             8,934
Household Finance Corp.                                             40,000       1.040          05/03/04            39,998
Household Finance Corp.                                              2,000       8.000          08/01/04             2,034
Household Finance Corp.                                             15,743       8.000          05/09/05            16,763
Household Finance Corp. (E)                                          8,000       1.470          05/28/04             8,002
HSBC Bank USA (E)                                                   14,000       1.260          09/24/04            14,012
JP Morgan Chase & Company (E)                                       11,000       1.290          05/20/04            11,001
Long Lane Master Trust IV (E)                                       25,000       1.310          12/30/04            25,000
Merrill Lynch & Co Inc.                                             10,435       5.350          06/15/04            10,489
Merrill Lynch & Co Inc.                                              5,500       4.540          03/08/05             5,642
Nations Bank Corp.                                                   4,000       6.125          07/15/04             4,038
New York Life Insurance Co. (E)                                     22,000       1.180          05/19/04            22,000
New York Life Insurance Co. (E)                                     50,000       1.200          11/19/04            50,000
Pacific Life Insurance Co. (E)                                      50,000       1.230          04/25/05            50,000
Principal Life Global Funding I (E)                                  6,200       1.190          12/17/04             6,204
Protective Life Insurance Co. (E)                                   50,000       1.270          08/23/04            50,000
Protective Life US Funding                                          19,000       5.500          05/14/04            19,030
Protective Life US Funding (E)                                      51,200       1.380          02/04/05            51,313
Tango Finance Corp.                                                 15,000       1.070          05/04/04            14,999
Tango Finance Corp.                                                 20,000       1.510          03/09/05            20,000
Tango Finance Corp. (E)                                             10,000       1.060          06/07/04            10,000
Tango Finance Corp. (E)                                             35,000       1.150          12/10/04            35,000
Tango Finance Corp. (E)                                             50,000       1.070          02/25/05            49,994
The Travelers Insurance Company (E)                                 50,000       1.210          11/12/04            50,000
                                                                                                              ------------

TOTAL CORPORATE BONDS AND NOTES (amortized cost $980,443)                                                          980,443
                                                                                                              ------------

MUNICIPAL BONDS - 2.4%
Illinois Health Facilities Authority Revenue, weekly demand
   (E)(n)                                                           44,700       1.100          07/01/24            44,700
Illinois Health Facilities Authority Revenue, weekly demand
   (E)(n)                                                           27,300       1.100          01/01/28            27,300
                                                                                                              ------------

TOTAL MUNICIPAL BONDS (amortized cost $72,000)                                                                      72,000
                                                                                                              ------------

                                                            Money Market Fund  3

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY FUNDS - 0.3%
Merrill Lynch Premier Institutional Fund                           279,246                                             279
Nations Cash Reserves                                              322,896                                             323
Reserve Primary Fund Class 8                                     7,211,215                                           7,211
                                                                                                              ------------

TOTAL REGISTERED INVESTMENT COMPANY FUNDS (amortized cost
$7,813)                                                                                                              7,813
                                                                                                              ------------

DOMESTIC COMMERCIAL PAPER - 54.1%
Bavaria Universal Funding Corp.                                     35,540       1.080          05/10/04            35,530
Bavaria Universal Funding Corp.                                      5,000       1.070          05/17/04             4,998
Bavaria Universal Funding Corp.                                     25,025       1.080          05/17/04            25,013
Bavaria Universal Funding Corp.                                     12,535       1.070          06/21/04            12,516
Bavaria Universal Funding Corp.                                     10,500       1.070          06/22/04            10,484
Bavaria Universal Funding Corp.                                      5,000       1.090          07/01/04             4,991
Bavaria Universal Funding Corp.                                     19,054       1.080          07/01/04            19,019
Bavaria Universal Funding Corp.                                     13,264       1.090          07/06/04            13,237
Bavaria Universal Funding Corp.                                     11,000       1.120          07/15/04            10,974
Bavaria Universal Funding Corp.                                      8,000       1.130          07/26/04             7,978
Bills Securitization Ltd.                                            5,308       1.070          06/01/04             5,303
BTM Capital Corp.                                                    1,119       1.080          05/04/04             1,119
BTM Capital Corp.                                                   20,000       1.070          05/10/04            19,995
BTM Capital Corp.                                                    2,000       1.090          05/17/04             1,999
BTM Capital Corp.                                                   39,000       1.080          05/17/04            38,981
BTM Capital Corp.                                                   10,000       1.090          05/26/04             9,992
BTM Capital Corp.                                                   40,000       1.080          05/26/04            39,970
BTM Capital Corp.                                                   15,000       1.090          06/01/04            14,986
BTM Capital Corp.                                                   20,000       1.090          06/03/04            19,980
Co-Op Association of Tractor Dealers - Series A                      5,000       1.230          05/03/04             5,000
Co-Op Association of Tractor Dealers - Series A                      7,100       1.230          05/05/04             7,099
Co-Op Association of Tractor Dealers - Series A                      3,000       1.080          05/14/04             2,999
Co-Op Association of Tractor Dealers - Series A                      2,000       1.070          05/21/04             1,999
Co-Op Association of Tractor Dealers - Series A                      8,000       1.060          05/26/04             7,994
Co-Op Association of Tractor Dealers - Series A                      8,300       1.180          06/09/04             8,289
Co-Op Association of Tractor Dealers - Series A                      3,000       1.090          07/12/04             2,993
Co-Op Association of Tractor Dealers - Series A                      6,000       1.110          07/14/04             5,986
Co-Op Association of Tractor Dealers - Series A                      6,000       1.120          07/16/04             5,986
Co-Op Association of Tractor Dealers - Series A                     12,100       1.130          08/06/04            12,063
Co-Op Association of Tractor Dealers - Series A                      6,100       1.120          08/13/04             6,080
Co-Op Association of Tractor Dealers - Series A                     14,400       1.120          08/16/04            14,352
Co-Op Association of Tractor Dealers - Series A                      5,000       1.120          08/17/04             4,983
Co-Op Association of Tractor Dealers - Series A                      8,500       1.120          08/20/04             8,471
Co-Op Association of Tractor Dealers - Series A                      1,700       1.130          08/23/04             1,694
Co-Op Association of Tractor Dealers - Series A                      5,000       1.120          09/24/04             4,977
Co-Op Association of Tractor Dealers - Series A                      1,246       1.200          10/01/04             1,240
Co-Op Association of Tractor Dealers - Series A                     14,500       1.210          10/13/04            14,420
Co-Op Association of Tractor Dealers - Series A                      5,000       1.300          10/18/04             4,969
Co-Op Association of Tractor Dealers - Series A                      3,800       1.300          10/20/04             3,776
Co-Op Association of Tractor Dealers - Series A                      3,400       1.300          10/22/04             3,379
Co-Op Association of Tractor Dealers - Series B                      3,000       1.120          05/05/04             3,000
Co-Op Association of Tractor Dealers - Series B                      5,000       1.230          05/05/04             4,999
Co-Op Association of Tractor Dealers - Series B                      3,000       1.220          05/07/04             2,999
Co-Op Association of Tractor Dealers - Series B                      5,300       1.060          05/26/04             5,296

 4  Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Co-Op Association of Tractor Dealers - Series B                      2,000       1.100          06/08/04             1,998
Co-Op Association of Tractor Dealers - Series B                      1,000       1.070          06/18/04               999
Co-Op Association of Tractor Dealers - Series B                      1,000       1.060          06/22/04               998
Co-Op Association of Tractor Dealers - Series B                      1,000       1.080          06/24/04               998
Co-Op Association of Tractor Dealers - Series B                      1,000       1.080          07/06/04               998
Co-Op Association of Tractor Dealers - Series B                      1,000       1.100          07/23/04               997
Co-Op Association of Tractor Dealers - Series B                      6,100       1.130          08/06/04             6,081
Co-Op Association of Tractor Dealers - Series B                     20,700       1.120          08/16/04            20,631
Co-Op Association of Tractor Dealers - Series B                      4,500       1.120          08/20/04             4,484
Co-Op Association of Tractor Dealers - Series B                      2,000       1.100          09/20/04             1,991
Co-Op Association of Tractor Dealers - Series B                      1,000       1.200          09/28/04               995
Co-Op Association of Tractor Dealers - Series B                      7,400       1.230          09/28/04             7,362
Co-Op Association of Tractor Dealers - Series B                      2,000       1.200          10/01/04             1,990
Co-Op Association of Tractor Dealers - Series B                      9,100       1.300          10/20/04             9,043
Co-Op Association of Tractor Dealers - Series B                      1,500       1.300          10/22/04             1,491
Credit Suisse First Boston Inc.                                     50,000       1.040          05/17/04            49,977
Eiffel Funding LLC                                                  27,000       1.050          05/03/04            26,998
Eiffel Funding LLC                                                  50,000       1.050          05/10/04            49,987
Galleon Capital Corp.                                               25,000       1.230          07/19/04            24,933
Galleon Capital Corp.                                               55,471       1.090          08/11/04            55,300
Galleon Capital Corp.                                                3,079       1.280          09/10/04             3,065
General Electric Capital Corp.                                      40,000       1.390          12/13/04            39,651
General Electric Capital International Funding Inc.                 75,000       1.060          05/03/04            74,996
Giro Balanced Funding Corp.                                         13,148       1.060          05/13/04            13,143
Giro Balanced Funding Corp.                                         28,284       1.050          05/13/04            28,274
Giro Balanced Funding Corp.                                          3,031       1.060          05/17/04             3,030
Giro Balanced Funding Corp.                                          3,430       1.060          05/18/04             3,428
Giro Balanced Funding Corp.                                         20,990       1.060          06/15/04            20,962
Gotham Funding Corp.                                                 2,500       1.080          05/03/04             2,500
Gotham Funding Corp.                                                27,000       1.090          05/12/04            26,991
Gotham Funding Corp.                                                 7,500       1.100          05/14/04             7,497
Gotham Funding Corp.                                                10,000       1.090          05/18/04             9,995
Gotham Funding Corp.                                                12,000       1.090          05/19/04            11,993
Gotham Funding Corp.                                                15,000       1.090          05/24/04            14,990
Gotham Funding Corp.                                                27,891       1.090          05/25/04            27,871
Gotham Funding Corp.                                                12,500       1.080          05/25/04            12,491
Hatteras Funding                                                     3,145       1.060          06/14/04             3,141
High Peak Funding LLC                                               20,000       1.060          05/03/04            19,999
High Peak Funding LLC                                               57,000       1.060          05/17/04            56,973
High Peak Funding LLC                                               50,000       1.060          05/27/04            49,962
Household Finance Corp.                                             25,000       1.060          05/03/04            24,999
Ivory Funding Corp.                                                 17,095       1.060          05/11/04            17,090
Ivory Funding Corp.                                                 10,779       1.060          05/12/04            10,776
Ivory Funding Corp.                                                 28,040       1.060          05/28/04            28,018
KZH-KMS Corp                                                         4,475       1.060          05/18/04             4,473
Lockhart Funding LLC                                                56,000       1.080          05/13/04            55,980
Lockhart Funding LLC                                                 5,500       1.090          05/20/04             5,497
Lockhart Funding LLC                                                36,000       1.060          05/27/04            35,972
Lockhart Funding LLC                                                47,000       1.080          06/03/04            46,953
Lockhart Funding LLC                                                 5,000       1.100          07/06/04             4,990
Long Lane Master Trust IV                                           13,343       1.060          05/06/04            13,341
Long Lane Master Trust IV                                           30,000       1.060          05/17/04            29,986

                                                            Money Market Fund  5

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Long Lane Master Trust IV                                           15,000       1.060          05/20/04            14,992
L'oreal USA Inc                                                     28,000       1.070          06/03/04            27,973
Louis Dreyfus Corp. (Barc)                                          26,500       1.050          05/07/04            26,495
Moat Funding LLC                                                     2,750       1.250          10/01/04             2,735
Principal Financial Services, Inc.                                  50,000       1.060          05/06/04            49,993
Principal Financial Services, Inc.                                  40,000       1.060          05/17/04            39,981
Texas Department of Economic Development                            12,000       1.060          05/27/04            11,991
Three Pillars Funding Corp.                                         11,539       1.050          05/05/04            11,538
                                                                                                              ------------

TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost $1,605,084)                                                      1,605,084
                                                                                                              ------------

UNITED STATES GOVERNMENT AGENCIES - 5.7%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR
   Floater) (E)                                                      8,750       1.548          12/01/17             8,851
Federal Home Loan Bank Note                                          9,500       1.239          02/15/05             9,487
Federal Home Loan Bank Note                                          6,095       1.560          05/13/05             6,090
Federal National Mortgage Association Note                          25,000       1.250          08/27/04            24,998
Federal National Mortgage Association Note                          25,000       1.620          12/08/04            25,000
Federal National Mortgage Association Note                          25,000       1.620          12/08/04            25,000
Federal National Mortgage Association Note                          25,000       1.500          03/08/05            25,000
Federal National Mortgage Association Note                          30,000       1.360          05/03/05            29,943
Federal National Mortgage Association Note                          15,000       1.750          05/23/05            15,000
                                                                                                              ------------

TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost
$169,369)                                                                                                          169,369
                                                                                                              ------------

YANKEE CERTIFICATE OF DEPOSIT - 4.0%
Canadian Imperial Bank                                              50,000       1.370          02/04/05            50,000
Deutsche Bank AG                                                    70,000       1.180          12/16/04            70,000
                                                                                                              ------------

TOTAL YANKEE CERTIFICATE OF DEPOSIT (amortized cost
$120,000)                                                                                                          120,000
                                                                                                              ------------

TOTAL INVESTMENTS - 99.6% (amortized cost $2,954,709) (+)                                                        2,954,709

OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                                            11,169
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                              2,965,878
                                                                                                              ============

See accompanying notes which are an integral part of the financial statements.

 6  Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - 53.8%
Aid to Sri Lanka Guaranteed Note (LIBOR Floater) (E)                 2,125       1.580          06/15/12             2,137
Federal Farm Credit Bank Note                                          500       5.000          05/10/04               500
Federal Farm Credit Bank Note                                          200       6.250          07/29/04               202
Federal Home Loan Bank                                               1,000       3.375          05/14/04             1,001
Federal Home Loan Bank                                               2,200       4.875          05/14/04             2,203
Federal Home Loan Bank                                                 460       6.450          06/17/04               463
Federal Home Loan Bank                                                 300       1.250          08/13/04               300
Federal Home Loan Bank                                                 250       6.000          08/25/04               254
Federal Home Loan Bank                                               3,000       1.400          02/25/05             2,999
Federal Home Loan Bank                                               1,000       1.470          02/28/05             1,000
Federal Home Loan Bank                                               4,000       1.500          03/01/05             4,000
Federal Home Loan Bank (E)                                             100       1.008          12/15/04               100
Federal Home Loan Mortgage Corp.                                       100       3.250          05/20/04               100
Federal Home Loan Mortgage Corp.                                       150       6.715          05/28/04               151
Federal Home Loan Mortgage Corp.                                       700       1.140          08/10/04               700
Federal National Mortgage Association                                  785       7.400          07/01/04               793
Federal National Mortgage Association                                2,000       1.250          08/27/04             2,000
Federal National Mortgage Association (E)                            5,000       1.040          03/23/05             5,000
Federal National Mortgage Association Note                           1,000       1.620          12/08/04             1,000
Federal National Mortgage Association Note (E)                       1,000       1.080          12/15/04             1,000
Federal National Mortgage Association Note (E)                       1,450       1.239          02/15/05             1,448
Student Loan Marketing Association Note                              1,500       2.000          03/15/05             1,508
                                                                                                              ------------

TOTAL INVESTMENTS - 53.8% (amortized cost $28,859)                                                                  28,859
                                                                                                              ------------

REPURCHASE AGREEMENTS - 45.8%
Agreement with ABN AMRO Bank and The Bank of New York
   (Tri-party) of $13,200 dated April 30, 2004 at 1.020% to
   be repurchased at $13,201 on May 3, 2004, collateralized
   by:
   $13,500 various U.S. Government Agency Notes, valued at
   $13,465                                                                                                          13,200
Agreement with State Street Bank & Trust of $11,322 dated
   April 30, 2004 at 0.950% to be repurchased at $11,323 on
   May 3, 2004, collateralized by:
   $12,000 U.S. Government Agency Securities, valued at
   $11,553                                                                                                          11,322
                                                                                                              ------------

TOTAL REPURCHASE AGREEMENTS (identified cost $24,522)                                                               24,522
                                                                                                              ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 99.6%
(cost $53,381) (+)                                                                                                  53,381

OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                                               218
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                 53,599
                                                                                                              ============

  See accompanying notes which are an integral part of the financial statements.

                                              US Government Money Market Fund  7

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.7%
Alabama - 1.4%
Lauderdale County Public Park Recreation Board Revenue
   Bonds, weekly demand (E)                                            600       1.090          12/01/20               600
Mobile Industrial Development Board Revenue Bonds, weekly
   demand (E)                                                        1,200       1.150          06/01/04             1,200
                                                                                                              ------------
                                                                                                                     1,800
                                                                                                              ------------
Arizona - 4.4%
Maricopa County Industrial Development Authority Revenue
   Bonds, weekly demand (E)                                          2,225       1.090          04/15/30             2,225
Phoenix, Arizona Industrial Development Authority, daily
   demand (E)                                                        3,400       1.100          01/01/31             3,399
                                                                                                              ------------
                                                                                                                     5,624
                                                                                                              ------------
California - 0.6%
Carlsbad Unified School District Certificate of
   Participation, weekly demand (E)(u)                                 500       1.060          09/01/24               500
Rohnert Park California Revenue Bonds, weekly demand (E)               215       1.070          06/15/25               215
                                                                                                              ------------
                                                                                                                       715
                                                                                                              ------------
Colorado - 8.0%
Arapahoe County Water & Wastewater Authority Revenue Bonds,
   weekly demand (E)                                                 2,000       1.120          12/01/33             2,000
Denver City & County Colorado Revenue Bonds, weekly demand
   (E)                                                               3,285       1.100          12/01/29             3,284
One Horse Business Improvement District Revenue Bonds,
   weekly demand (E)                                                 2,780       1.190          12/01/25             2,780
SBC Metropolitan District General Obligation Limited, weekly
   demand (E)                                                        2,000       1.190          12/01/17             2,000
                                                                                                              ------------
                                                                                                                    10,064
                                                                                                              ------------
Delaware - 0.8%
Delaware State Economic Development Authority Revenue Bonds,
   weekly demand (E)                                                   550       1.200          12/01/15               550
Delaware State Economic Development Authority Revenue Bonds,
   weekly demand (E)                                                   400       1.110          05/01/15               400
                                                                                                              ------------
                                                                                                                       950
                                                                                                              ------------
District of Columbia - 0.5%
District of Columbia Revenue Bonds, weekly demand (E)                  700       1.190          12/01/23               700
                                                                                                              ------------

Florida - 2.3%
Fort Pierce Florida Revenue Bonds, weekly demand (E)                   300       1.090          10/01/17               300
Orange County Industrial Development Authority Revenue
   Bonds, semi-annual demand (E)                                     2,495       1.300          10/01/15             2,495
Pinellas County Health Facility Authority Revenue Bonds,
   weekly demand (E)(u)                                                100       1.140          12/01/15               100
                                                                                                              ------------
                                                                                                                     2,895
                                                                                                              ------------
Georgia - 3.1%
Dalton Georgia Revenue Bonds, weekly demand (E)(u)                   1,090       1.150          01/01/12             1,090
Fulton County Housing Authority Revenue Bonds, weekly demand
   (E)                                                               1,000       1.080          06/01/23             1,000
Gwinnett County Development Authority Revenue Bonds, weekly
   demand (E)                                                           65       1.090          03/01/17                65

 8  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Gwinnett County Development Authority Revenue Bonds, weekly
   demand (E)                                                          700       1.090          03/01/21               700
Marietta Housing Authority Revenue Bonds, weekly demand (E)          1,050       1.080          02/01/26             1,050
                                                                                                              ------------
                                                                                                                     3,905
                                                                                                              ------------
Illinois - 11.4%
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                   900       1.090          10/01/31               900
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                   400       1.080          03/01/34               400
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                 1,000       1.080          08/01/30             1,000
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                 1,450       1.080          11/01/32             1,450
Illinois Finance Authority Revenue Bonds, weekly demand (E)            150       1.110          09/01/08               150
Illinois Finance Authority Revenue Bonds, weekly demand (E)            800       1.230          04/01/21               800
Illinois Finance Authority Revenue Bonds, weekly demand (E)            700       1.230          08/01/26               700
Illinois Finance Authority Revenue Bonds, weekly demand (E)          2,775       1.150          07/01/33             2,775
Illinois State Educational Facilities Authority Revenue,
   weekly demand (E)                                                   800       1.080          03/01/27               800
Oakbrook Terrace Illinois Revenue Bonds, weekly demand (E)           2,100       1.100          12/01/25             2,100
Troy Grove Illinois Revenue Bonds, weekly demand (E)                   750       2.360          05/01/10               750
Winnebago & Boone Counties School District No. 205 Notes             1,500       2.270          10/28/04             1,504
Winnebago & Boone Counties School District No. 205 Notes             1,000       2.280          10/29/04             1,005
                                                                                                              ------------
                                                                                                                    14,334
                                                                                                              ------------
Indiana - 6.7%
Goshen Community Schools Notes                                       1,500       1.900          12/31/04             1,505
Goshen Indiana Revenue Bonds, weekly demand (E)                      2,200       1.110          10/01/37             2,200
Indiana Bond Bank Revenue Notes                                      1,500       2.000          01/25/05             1,510
Indiana Health Facility Financing Authority Revenue Bonds,
   weekly demand (E)                                                 1,500       1.090          01/01/20             1,500
Indiana Health Facility Financing Authority Revenue Bonds,
   weekly demand (E)                                                   200       1.150          12/01/29               200
Spencer-Owen Community Schools Warrants                              1,500       2.000          12/31/04             1,509
                                                                                                              ------------
                                                                                                                     8,424
                                                                                                              ------------
Iowa - 1.2%
Iowa Finance Authority Revenue Bonds, weekly demand (E)              1,300       1.150          11/01/32             1,300
Iowa Higher Education Loan Authority Revenue Bonds, weekly
   demand (E)                                                          200       1.100          11/01/30               200
                                                                                                              ------------
                                                                                                                     1,500
                                                                                                              ------------
Kansas - 1.3%
Kansas Development Finance Authority Revenue Bonds, daily
   demand (E)                                                          300       1.150          05/15/26               300
Kansas Development Finance Authority Revenue Bonds, weekly
   demand (E)                                                          185       1.100          11/15/28               185
Prairie Village Kansas Revenue Bonds, weekly demand (E)              1,150       1.080          11/01/30             1,150
                                                                                                              ------------
                                                                                                                     1,635
                                                                                                              ------------
Kentucky - 2.2%
County of Jefferson Kentucky Revenue Bonds, weekly demand
   (E)                                                               1,800       1.110          10/01/19             1,800
Kentucky Association of Counties Certificate of
   Participation                                                     1,000       2.000          06/30/04             1,002
                                                                                                              ------------
                                                                                                                     2,802
                                                                                                              ------------

                                                   Tax Free Money Market Fund  9

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Maryland - 1.1%
County of Montgomery Maryland, monthly demand (E)                      690       1.130          04/01/14               690
Maryland State Economic Development Corp. Revenue Bonds,
   weekly demand (E)                                                   660       1.090          09/01/24               660
                                                                                                              ------------
                                                                                                                     1,350
                                                                                                              ------------
Massachusetts - 1.6%
Chicopee Massachusetts General Obligation Unlimited Notes            1,000       2.000          11/19/04             1,002
Massachusetts Development Finance Agency Revenue Bonds,
   weekly demand (E)                                                 1,000       1.080          10/01/29             1,000
                                                                                                              ------------
                                                                                                                     2,002
                                                                                                              ------------
Michigan - 7.7%
Green Lake Township Economic Development Corp. Revenue
   Bonds, weekly demand (E)                                          2,800       1.100          06/01/27             2,800
Kalamazoo City School District General Obligation Unlimited
   (u)                                                               1,000       3.750          05/01/04             1,000
Lansing Economic Development Corp. Revenue Bonds,
   semi-annual demand (E)                                            1,570       1.250          05/01/15             1,570
Michigan State Job Development Authority Revenue Bonds,
   monthly demand (E)                                                1,900       1.020          11/01/14             1,900
Northville Township Economic Development Corp. Revenue
   Bonds, weekly demand (E)                                            500       1.100          05/01/14               500
Oakland County Economic Development Corp. Revenue Bonds,
   semi-annual demand (E)                                              765       1.600          08/01/15               765
Pinckney Community Schools General Obligation Unlimited
   Notes                                                             1,200       1.500          08/20/04             1,201
                                                                                                              ------------
                                                                                                                     9,736
                                                                                                              ------------
Minnesota - 3.0%
Arden Hills Minnesota Revenue Bonds, weekly demand (E)                 496       1.150          09/01/29               496
City of Austin Minnesota Revenue Bonds, weekly demand (E)            1,400       1.190          12/01/13             1,400
City of Minneapolis Minnesota Revenue Bonds, weekly demand
   (E)                                                                 500       1.200          05/01/26               500
Minnesota Higher Education Facilities Authority Revenue
   Bonds, weekly demand (E)                                            200       1.100          10/01/30               200
St. Paul Housing & Redevelopment Authority Revenue Bonds,
   weekly demand (E)                                                 1,230       1.240          08/01/25             1,230
                                                                                                              ------------
                                                                                                                     3,826
                                                                                                              ------------
Missouri - 3.8%
Clayton Industrial Development Authority Revenue Bonds,
   weekly demand (E)                                                 1,000       1.240          01/01/09             1,000
Kansas City Industrial Development Authority Revenue Bonds,
   weekly demand (E)                                                   800       1.100          04/01/27               800
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                    300       0.950          11/01/32               300
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                    400       1.150          10/01/24               400
St. Charles County Industrial Development Authority Revenue
   Bonds, weekly demand (E)                                          2,300       1.190          12/01/27             2,300
                                                                                                              ------------
                                                                                                                     4,800
                                                                                                              ------------

 10  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Multi-State and Other - 0.9%
Greystone Municipal Lease Certificate Trust Certificate of
   Participation, weekly demand (E)(a)                                 385       1.260          07/01/05               385
Greystone Revenue Bond Certificate Trust, weekly demand
   (E)(e)                                                              800       1.230          05/01/28               800
                                                                                                              ------------
                                                                                                                     1,185
                                                                                                              ------------
Nebraska - 0.1%
Nebraska Educational Finance Authority Revenue Bonds, weekly
   demand (E)                                                          100       1.100          08/01/31               100
                                                                                                              ------------

New York - 1.6%
New York City Municipal Water Finance Authority Revenue
   Bonds, weekly demand (E)                                          1,100       0.970          06/15/18             1,100
New York, New York General Obligation, daily demand (E)                900       1.120          08/01/21               900
                                                                                                              ------------
                                                                                                                     2,000
                                                                                                              ------------
North Carolina - 1.5%
Mcdowell County Industrial Facilities & Pollution Control
   Financing Authority Revenue Bonds, weekly demand (E)              1,935       1.120          05/01/22             1,935
                                                                                                              ------------

Ohio - 4.5%
American Municipal Power-Ohio Inc. Revenue Notes                       620       1.250          12/02/04               620
American Municipal Power-Ohio Inc. Revenue Notes                       565       1.300          12/09/04               565
American Municipal Power-Ohio Inc. Revenue Notes                     2,200       1.150          03/17/05             2,200
Clermont County Ohio Revenue Bonds, semi-annual demand (E)             465       1.300          05/01/12               465
Scioto County Ohio Revenue Bonds, weekly demand (E)                    535       1.300          12/01/15               535
Stark County Ohio Revenue Bonds, weekly demand (E)                   1,320       1.300          09/15/16             1,320
                                                                                                              ------------
                                                                                                                     5,705
                                                                                                              ------------
Oregon - 0.9%
Hillsboro Oregon Revenue Bonds, weekly demand (E)                    1,150       1.130          08/01/11             1,150
                                                                                                              ------------

Pennsylvania - 7.1%
Berks County Industrial Development Authority, weekly demand
   (E)                                                               1,350       1.150          12/01/04             1,350
Dallastown Area School District General Obligation
   Unlimited, weekly demand (E)(u)                                     700       1.150          05/01/20               700
Hazleton Area Industrial Development Authority Revenue
   Bonds, weekly demand (E)                                            685       1.100          10/01/24               685
Pennsylvania State Higher Educational Facilities Authority
   Revenue Bonds, annual demand (E)                                  1,500       1.150          05/01/31             1,500
Philadelphia Authority For Industrial Development Revenue
   Bonds, weekly demand (pre-refunded 7/1/2004) (E)(ae)              1,270       8.000          01/01/24             1,323
Philadelphia Hospitals & Higher Education Facilities
   Authority Revenue Bonds, weekly demand (E)                        1,360       1.110          06/01/14             1,360
Sayre Health Care Facilities Authority Revenue Bonds, weekly
   demand (E)(u)                                                     1,100       1.100          12/01/20             1,100
Temple University of the Commonwealth System Revenue Notes             900       1.200          05/04/04               900
                                                                                                              ------------
                                                                                                                     8,918
                                                                                                              ------------

                                                  Tax Free Money Market Fund  11

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Tennessee - 4.0%
Franklin County Health & Educational Facilities Board
   Revenue Bonds, semi-annual demand (E)                             1,490       1.100          09/01/10             1,490
Knox County Health Educational & Housing Facilities Board
   Revenue Bonds, weekly demand (E)                                    320       1.090          03/01/19               320
Knox County Industrial Development Board Revenue Bonds,
   weekly demand (E)(u)                                              2,100       1.350          12/01/14             2,100
Wilson County Industrial Development Board, weekly demand
   (E)                                                               1,100       1.180          07/01/26             1,100
                                                                                                              ------------
                                                                                                                     5,010
                                                                                                              ------------
Texas - 4.8%
Garland Health Facilities Development Corp. Revenue Bonds,
   weekly demand (E)                                                   400       1.080          11/15/32               400
San Antonio Independent School District General Obligation
   Unlimited                                                           660       4.000          08/15/04               666
State of Texas Revenue Notes                                         2,000       2.000          08/31/04             2,006
Tarrant County Housing Finance Corp. Revenue Bonds, weekly
   demand (E)                                                        3,000       1.080          02/15/27             3,000
                                                                                                              ------------
                                                                                                                     6,072
                                                                                                              ------------
Vermont - 4.4%
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)                                  1,765       1.180          06/01/22             1,765
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)                                    695       1.180          06/01/27               695
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)(u)                               1,200       1.100          12/01/25             1,200
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)                                  1,910       1.100          10/01/25             1,910
                                                                                                              ------------
                                                                                                                     5,570
                                                                                                              ------------
Virginia - 0.8%
Virginia Public School Authority Revenue Bonds                       1,000       4.500          08/01/04             1,009
                                                                                                              ------------

Washington - 1.6%
Washington State Housing Finance Commission Nonprofit
   Housing Revenue, daily demand (E)                                   100       1.080          07/01/11               100
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)                                                   155       1.120          08/01/19               155
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)                                                 1,175       1.170          08/01/24             1,175
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)                                                   400       1.120          08/01/19               400
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)                                                   200       1.120          12/01/33               200
                                                                                                              ------------
                                                                                                                     2,030
                                                                                                              ------------
West Virginia - 0.8%
Marshall County West Virginia Revenue Bonds, weekly demand
   (E)                                                               1,000       1.230          03/01/26             1,000
                                                                                                              ------------

 12  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Wisconsin - 5.6%
City of Milwaukee Wisconsin Revenue Bonds, weekly demand (E)           650       1.110          06/01/29               650
Milwaukee Redevelopment Authority Revenue Bonds, weekly
   demand (E)                                                          600       1.200          07/01/21               600
New Berlin School District General Obligation Unlimited
   Notes                                                             1,500       2.000          09/03/04             1,505
West Salem School District Revenue Notes                             1,000       1.750          09/01/04             1,002
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                  1,955       1.130          06/01/19             1,955
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                  1,345       1.120          08/15/30             1,345
                                                                                                              ------------
                                                                                                                     7,057
                                                                                                              ------------

TOTAL INVESTMENTS - 99.7% (amortized cost $125,803)(+)                                                             125,803

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                                               363
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                126,166
                                                                                                              ============

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax Free Money Market Fund  13

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004


----------------------------------------------------------------------------
QUALITY RATINGS AS A % OF VALUE (Unaudited)
P-1/A-1; MIG1/SP-1/F1 or equivalent                                 100%
                                                                    ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE (Unaudited)
Non-Profit                                                           22%
Multi-Family Housing Bond                                            15
Corporate                                                            14
Cashflow Note                                                        10
Education (colleges and universities)                                 8
Hospital                                                              8
Nursing Home                                                          6
School District                                                       4
Bond Anticipation Note                                                3
Water and Sewer                                                       3
General Obligation                                                    2
Special Tax                                                           2
Annual Appropriation                                                  1
Asset Backed                                                          1
Pre-refunded                                                          1
                                                                    ---
                                                                    100%
                                                                    ===

See accompanying notes which are an integral part of the financial statements.

 14  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
 # All securities with a maturity date greater than thirteen months have a demand feature, or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(n)   Taxable security.
(+)   The identified cost for Federal income tax purpose is the same.
(a) Multi-State bond issue including Alabama, California, Colorado, Connecticut, Florida, Georgia, Illinois, Indiana, Kansas, Kentucky, Massachusetts, Maine, Michigan, Minnesota, New Hampshire, New Jersey, New York, Ohio, Oklahoma, Pennsylvania, South Carolina, Texas, and Virginia.
(e) Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Kentucky, Tennessee, and Virginia.

ABBREVIATIONS:

LIBOR - London Interbank Offered Rate

A-1 - A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's for commercial paper obligations. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; (may have an added "+" to denote any exceptionally strong credit feature.)

MIG1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the markets for refinancing.

P-1 - The highest tax-exempt rating given by Moody's Investor Services to commercial paper with a "superior capacity for repayment."

SP-1 - The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

                                           Notes to Schedules of Investments  15

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2004 (UNAUDITED)

                                                                  MONEY MARKET           US GOVERNMENT             TAX FREE
AMOUNTS IN THOUSANDS                                                  FUND             MONEY MARKET FUND      MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at amortized cost which approximates value         $         2,954,709    $            28,859    $            125,803
Repurchase agreements at cost which approximates value                          --                 24,522                      --
Cash                                                                            --                     --                      88
Receivables:
      Interest                                                               4,679                    268                     384
      Investments sold                                                       8,030                     --                      --
      Fund shares sold                                                       1,115                     10                      --
Prepaid expenses                                                               132                     --                      --
                                                               -------------------    -------------------    --------------------
Total assets                                                             2,968,665                 53,659                 126,275
                                                               -------------------    -------------------    --------------------

LIABILITIES
Payables:
      Due to Custodian                                                          10                     --                      --
      Accrued fees to affiliates                                               267                     18                      29
      Other accrued expenses                                                    73                     11                       3
      Dividends                                                              2,437                     31                      77
                                                               -------------------    -------------------    --------------------
Total liabilities                                                            2,787                     60                     109
                                                               -------------------    -------------------    --------------------

NET ASSETS                                                     $         2,965,878    $            53,599    $            126,166
                                                               ===================    ===================    ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income          $              (141)   $                --    $                 --
Accumulated net realized gain (loss)                                          (135)                   (44)                   (127)
Shares of beneficial interest                                               29,662                    536                   1,263
Additional paid-in capital                                               2,936,492                 53,107                 125,030
                                                               -------------------    -------------------    --------------------
NET ASSETS                                                     $         2,965,878    $            53,599    $            126,166
                                                               ===================    ===================    ====================

NET ASSET VALUE, per share:
   Net asset value per share: Class A*                         $              1.00    $                --    $                 --
      Class A - Net assets                                     $         1,475,014    $                --    $                 --
      Class A - Shares outstanding ($.01 par value)                      1,475,007                     --                      --
   Net asset value per share: Class S*                         $              1.00    $              1.00    $               1.00
      Class S - Net assets                                     $     2,964,403,332    $        53,598,798    $        126,165,673
      Class S - Shares outstanding ($.01 par value)                  2,964,678,812             53,642,999             126,292,184
---------------------------------------------------------------------------------------------------------------------------------

* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 16  Statement of Assets and Liabilities

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2004 (UNAUDITED)

                                                                  MONEY MARKET           US GOVERNMENT             TAX FREE
AMOUNTS IN THOUSANDS                                                  FUND             MONEY MARKET FUND      MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                                $               746    $                --    $                 --
      Interest                                                              15,386                    338                     764
                                                               -------------------    -------------------    --------------------
Total investment income                                                     16,132                    338                     764
                                                               -------------------    -------------------    --------------------

EXPENSES
      Advisory fees                                                          2,793                     60                     133
      Administrative fees                                                      698                     15                      33
      Custodian fees                                                           207                     18                      29
      Distribution fees - Class A                                                1                     --                      --
      Transfer agent fees                                                      100                     29                      18
      Professional fees                                                         44                      7                       8
      Registration fees                                                        165                      7                      11
      Trustees' fees                                                            42                      1                       2
      Printing fees                                                             41                      4                       3
      Miscellaneous                                                             26                     --                       3
                                                               -------------------    -------------------    --------------------
      Expenses before reductions                                             4,117                    141                     240
      Expense reductions                                                    (2,103)                    --                      (1)
                                                               -------------------    -------------------    --------------------
Net expenses                                                                 2,014                    141                     239
                                                               -------------------    -------------------    --------------------
Net investment income (loss)                                                14,118                    197                     525
                                                               -------------------    -------------------    --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                         34                     (1)                     (5)
                                                               -------------------    -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $            14,152    $               196    $                520
                                                               ===================    ===================    ====================

  See accompanying notes which are an integral part of the financial statements.

                                                     Statement of Operations  17

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                 MONEY MARKET
                                                     FUND
                                  -------------------------------------------
                                      SIX MONTHS             FISCAL YEAR
                                         ENDED                  ENDED
                                    APRIL 30, 2004           OCTOBER 31,
AMOUNTS IN THOUSANDS                  (UNAUDITED)                2003
-----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS
      Net investment income
       (loss)                     $            14,118    $             23,513
      Net realized gain (loss)                     34                     (43)
                                  -------------------    --------------------
Net increase (decrease) in net
  assets from operations                       14,152                  23,470
                                  -------------------    --------------------

DISTRIBUTIONS
From net investment income
      Class A                                      (5)                     (3)
      Class S                                 (14,113)                (23,651)
                                  -------------------    --------------------
Net decrease in net assets
  from distributions                          (14,118)                (23,654)
                                  -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease)
       in net assets from
       share transactions                     601,540                 459,669
                                  -------------------    --------------------

TOTAL NET INCREASE (DECREASE)
  IN NET ASSETS                               601,574                 459,485

NET ASSETS
      Beginning of period                   2,364,304               1,904,819
                                  -------------------    --------------------

      End of period               $         2,965,878    $          2,364,304
                                  ===================    ====================

Undistributed
(overdistributed) net
investment income included in
net assets                        $              (141)   $               (141)

See accompanying notes which are an integral part of the financial statements.

 18  Statement of Changes in Net Assets

                         US GOVERNMENT                                        TAX FREE
                       MONEY MARKET FUND                                 MONEY MARKET FUND
     -----------------------------------------------------   ------------------------------------------
               SIX MONTHS                  FISCAL YEAR           SIX MONTHS             FISCAL YEAR
                 ENDED                        ENDED                 ENDED                  ENDED
             APRIL 30, 2004                OCTOBER 31,         APRIL 30, 2004           OCTOBER 31,
              (UNAUDITED)                     2003               (UNAUDITED)               2003
-------------------------------------------------------------------------------------------------------

     $                          197    $               710   $               525    $             1,376
                                 (1)                   (17)                   (5)                    --
     ------------------------------    -------------------   -------------------    -------------------
                                196                    693                   520                  1,376
     ------------------------------    -------------------   -------------------    -------------------

                                 --                     --                    --                     --
                               (197)                  (710)                 (525)                (1,376)
     ------------------------------    -------------------   -------------------    -------------------
                               (197)                  (710)                 (525)                (1,376)
     ------------------------------    -------------------   -------------------    -------------------

                             (8,619)               (30,946)              (11,507)               (36,945)
     ------------------------------    -------------------   -------------------    -------------------

                             (8,620)               (30,963)              (11,512)               (36,945)

                             62,219                 93,182               137,678                174,623
     ------------------------------    -------------------   -------------------    -------------------

     $                       53,599    $            62,219   $           126,166    $           137,678
     ==============================    ===================   ===================    ===================

     $                           --    $                --   $                --    $                --

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Changes in Net Assets  19

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                                                                   $
                                                  $                $               $         DISTRIBUTIONS
                                           NET ASSET VALUE        NET         TOTAL INCOME     FROM NET
                                            BEGINNING OF       INVESTMENT         FROM        INVESTMENT
                                               PERIOD        INCOME (LOSS)     OPERATIONS       INCOME
----------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
Class A
April 30, 2004*                                1.0000            .0050           .0050          (.0050)
October 31, 2003 (1)                           1.0000            .0051           .0051          (.0051)
----------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                1.0000            .0050           .0050          (.0050)
October 31, 2003                               1.0000            .0121           .0121          (.0121)
October 31, 2002                               1.0000            .0185           .0185          (.0185)
October 31, 2001                               1.0000            .0483           .0483          (.0483)
October 31, 2000 (2)                           1.0000            .0519           .0519          (.0519)
December 31, 1999                              1.0000            .0515           .0515          (.0515)
December 31, 1998                              1.0000            .0553           .0553          (.0553)
----------------------------------------------------------------------------------------------------------
US GOVERNMENT MONEY MARKET FUND
Class S
April 30, 2004*                                1.0000            .0033           .0033          (.0033)
October 31, 2003                               1.0000            .0085           .0085          (.0085)
October 31, 2002                               1.0000            .0173           .0173          (.0173)
October 31, 2001                               1.0000            .0446           .0446          (.0446)
October 31, 2000 (2)                           1.0000            .0500           .0500          (.0500)
December 31, 1999                              1.0000            .0483           .0483          (.0483)
December 31, 1998                              1.0000            .0520           .0520          (.0520)
----------------------------------------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND
Class S
April 30, 2004*                                1.0000            .0039           .0039          (.0039)
October 31, 2003                               1.0000            .0094           .0094          (.0094)
October 31, 2002                               1.0000            .0152           .0152          (.0152)
October 31, 2001                               1.0000            .0317           .0317          (.0317)
October 31, 2000 (2)                           1.0000            .0333           .0333          (.0333)
December 31, 1999                              1.0000            .0326           .0326          (.0326)
December 31, 1998                              1.0000            .0331           .0331          (.0331)
----------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 20  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD          RETURN(%)(A)          (000)
-----------------------------------------------------------------------------
         (.0050)            1.0000               .46                1,475
         (.0051)            1.0000               .59                  682
-----------------------------------------------------------------------------
         (.0050)            1.0000               .51            2,964,403
         (.0121)            1.0000              1.28            2,363,623
         (.0185)            1.0000              1.87            1,904,819
         (.0483)            1.0000              4.94            1,886,741
         (.0519)            1.0000              5.32            1,757,430
         (.0515)            1.0000              5.27            2,026,717
         (.0553)            1.0000              5.69            1,605,026
-----------------------------------------------------------------------------
         (.0033)            1.0000               .33               53,599
         (.0085)            1.0000               .86               62,219
         (.0173)            1.0000              1.74               93,182
         (.0446)            1.0000              4.55              108,884
         (.0500)            1.0000              5.12               81,316
         (.0483)            1.0000              4.93              190,150
         (.0520)            1.0000              5.34              166,224
-----------------------------------------------------------------------------
         (.0039)            1.0000               .39              126,166
         (.0094)            1.0000               .94              137,678
         (.0152)            1.0000              1.53              174,623
         (.0317)            1.0000              3.22              180,699
         (.0333)            1.0000              3.38              169,808
         (.0326)            1.0000              3.31              246,695
         (.0331)            1.0000              3.36              194,663
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME
        NET ASSETS,         NET ASSETS,         TO AVERAGE
         NET(B)(C)           GROSS(B)          NET ASSETS(B)
---
            .23                 .38                 .92
            .26                5.24                 .96
---
            .14                 .29                1.01
            .16                 .31                1.21
            .14                 .29                1.84
            .14                 .29                4.78
            .17                 .32                6.23
            .17                 .32                5.15
            .16                 .31                5.54
---
            .47                 .47                 .66
            .41                 .48                 .87
            .25                 .45                1.73
            .37                 .63                4.43
            .32                 .58                5.91
            .30                 .54                4.83
            .32                 .55                5.20
---
            .36                 .36                 .79
            .32                 .36                 .95
            .25                 .35                1.52
            .30                 .40                3.17
            .34                 .44                3.96
            .21                 .31                3.28
            .34                 .44                3.29
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  21

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- APRIL 30, 2004

--------------------------------------------------------------------------------
*     For the six months ended April 30, 2004 (Unaudited).
(1) For the period April 21, 2003 (commencement of operations) to October 31, 2003.
(2)   For the ten months ended October 31, 2000.
(a)   Periods less than one year are not annualized.
(b)   The ratios for periods less than one year are annualized.
(c) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

 22  Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios, referred to as "Funds." These financial statements report on three Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   The Money Market, US Government Money Market and the Tax Free Money Market Funds' portfolio investments comply with Rule 2a-7 of the Investment Company Act of 1940, as amended. Accordingly, each portfolio instrument meeting certain materiality parameters and credit worthiness standards is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount/premium is assumed. The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and distributions to shareholders

   The Money Market, US Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in certain securities sold at a loss and capital loss carryforwards. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

                                               Notes to Financial Statements  23

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Money Market Fund offers the following classes of shares: Class A and Class S. All share classes have identical voting, dividend, liquidation, and other rights and the same terms and conditions. The separate classes of shares differ principally in the distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Repurchase agreements

   The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's money manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fed wire closing time remains at least equal to 102% of the repurchase price. The money manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Investment Company Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Money Market, US Government Money Market, and Tax Free Money Market Funds. As of April 30, 2004, $1,234,739,105, $3,185,000,
   and $7,395,984, respectively, represents the investments of other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $1,075,000,000 is invested in the Money Market Fund.

   The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $2,985,742 and $746,435, respectively, for the period ended April 30, 2004.

                                                    ANNUAL RATE
                                             ADVISOR       ADMINISTRATOR
   ----------------------------------------------------------------------
   Money Market                                0.20%            0.05%
   US Government Money Market                  0.20             0.05
   Tax Free Money Market                       0.20             0.05

   The Advisor has contractually agreed to waive 0.15% of its 0.25% combined advisory and administrative fees for the Money Market Fund. The amount of such waiver for the period ended April 30, 2004 was $2,094,601. The advisor does not have the ability to recover amounts waived from previous periods.

 24  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2004, the Fund's custodian fees were reduced by the following amounts under these arrangements:

   Money Market                           $          8,038
   US Government Money Market                          257
   Tax Free Money Market                               807

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the Funds listed for the period ended April 30, 2004 were $147,122.

   Distributor

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.15% of the average daily net assets of a Fund's Class A shares on an annual basis.

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 Funds, and Russell Investment Funds ("RIF"), which has 5 Funds. Each of the Trustees is a Trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000.

4. FEDERAL INCOME TAXES

   At October 31, 2003, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                   FUNDS                    10/31/04       10/31/05       10/31/06
   ---------------------------------------------------------------------------------
   Money Market                           $        814   $         --   $      3,246
   US Government Money Market                    3,331          1,570            762
   Tax Free Money Market                            --             --             --

                  FUNDS                    10/31/07         10/31/08         10/31/09         10/31/10         10/31/11
   -----------------------------------------------------------------------------------------------------------------------
   Money Market                         $       12,599   $      106,731   $       35,378   $           --   $       43,223
   US Government Money Market                    1,782            8,484           15,034            2,688           17,267
   Tax Free Money Market                            --           68,310           59,628               19               --

                  FUNDS                     TOTALS
   -----------------------------------
   Money Market                         $      201,991
   US Government Money Market                   50,918
   Tax Free Money Market                       127,957

                                               Notes to Financial Statements  25

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

5. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the period ended April 30, 2004 and the year ended October 31, 2003 were as follows:

                                                                 CLASS A                                 CLASS S
                                                       ON A CONSTANT DOLLAR BASIS              ON A CONSTANT DOLLAR BASIS
                                                  -------------------------------------   -------------------------------------
                                                        2004               2003(A)              2004                2003
                                                  -----------------   -----------------   -----------------   -----------------
      Money Market
      Proceeds from shares sold                   $           3,495   $           1,943   $       8,603,419   $      15,450,052
      Proceeds from reinvestment of
         distributions                                            4                   2               1,777               4,486
      Payments for shares redeemed                           (2,709)             (1,260)         (8,004,446)        (14,995,554)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)               $             790   $             685   $         600,750   $         458,984
                                                  =================   =================   =================   =================
      US Government Money Market
      Proceeds from shares sold                   $              --   $              --   $          44,969   $          87,929
      Proceeds from reinvestment of
         distributions                                           --                  --                 156                 565
      Payments for shares redeemed                               --                  --             (53,744)           (119,440)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)               $              --   $              --   $          (8,619)  $         (30,946)
                                                  =================   =================   =================   =================
      Tax Free Money Market
      Proceeds from shares sold                   $              --   $              --   $         173,447   $         243,707
      Proceeds from reinvestment of
         distributions                                           --                  --                 369                 925
      Payments for shares redeemed                               --                  --            (185,323)           (281,577)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)               $              --   $              --   $         (11,507)  $         (36,945)
                                                  =================   =================   =================   =================

      (a) Share transactions for Money Market Fund Class A are for the period April 21, 2003 (commencement of operations) to October 31, 2003.

6. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 22, 2004 and will be reviewed at such time for possible renewal. The Funds did not have any drawdowns during the period ended April 30, 2004.

7. BENEFICIAL INTEREST

   As of April 30, 2004, the following table includes each shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                   FUNDS                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Money Market                                    1                   36.3
   US Government Money Market                      3                   64.7
   Tax Free Money Market                           2                   65.6

8. SHAREHOLDER REQUESTS FOR OTHER INFORMATION

   A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available
   (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

 26  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              35         None
  Jr.,                and Chairman      successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.
  Tacoma, Washington                                     - Chairman Emeritus, Russell
  98402-1616                                               20/20 Association
                                                         - Chairman Emeritus, Frank
                                                           Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - Chairman of Sunshine
                                                           Management Services, LLC
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC;                 35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF;                           (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company);
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                    Until successor    Distributors, Inc. and
  98402-1616                            is chosen and      FRIMCo;
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Director and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee since     Appointed until  - 1990 - 2003, President, FRC,        35         None
  Phillips,           2002              successor is     - 1993 - 2003, CEO, FRC
  Born January 20,                      duly elected     - Chairman of the Board and
  1948                                  and qualified      Director, FRC
                                                         - Trustee, FRIC and RIF
  909 A Street                                           - Director, FRTC and Frank
  Tacoma, Washington                                       Russell Capital Inc.
  98402-1616                                             - Director/Chairman, Frank
                                                           Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of The
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                              Disclosure of Information about Fund Directors  27

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  35         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       Until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Appointed until  - Retired since 1986                  35         None
 Born June 8, 1925    since 2004        successor is     - Trustee of FRIC and RIF
                                        duly elected       Until 2004
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy   Trustee since     Appointed until  - Retired since 2003                  35         - Director, Gold
 Born June 6, 1946    2003              successor is     - 2001 - 2003, Vice President                      Banc
                                        duly elected       and Chief Financial Officer,                     Corporation,
 909 A Street                           and qualified      Janus Capital Group Inc.                         Inc.
 Tacoma, Washington                                      - 1979 - 2001, Audit and
 98402-1616                                                Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  35         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 28  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.        2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
                                                         - 1995 to 1999, Hearing
                                                           Officer, University of
                                                           Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  29

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Chief Portfolio   Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Strategist since  by Trustees      - Chief Portfolio Strategist, FRIMCo
                                January 2004                       - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Russell Fund Distributors, Inc.
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 30  Disclosure of Information about Fund Directors

MONEY MARKET FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl J. Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Tom F. Hanly, Chief Investment Officer
 Randall P. Lert, Director of Investments
 Mark D. Amberson, Director of Short Term Investment Funds
 Gregory J. Lyons, Assistant Secretary and Associate General Counsel Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Bruce S.C. Dunn, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS

Money Market Fund
 Frank Russell Investment Management Company, Tacoma, WA

US Government Money Market Fund
 Frank Russell Investment Management Company, Tacoma, WA

Tax Free Money Market Fund

 Weiss, Peck & Greer, LLC, New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  31

                      (This page intentionally left blank)

(RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-070 (1 04/04)

FRANK RUSSELL INVESTMENT COMPANY                  (Mountain Graphic)

RUSSELL FUNDS

2004 Semiannual Report

CLASS C, E, AND S SHARES

DIVERSIFIED EQUITY FUND
SPECIAL GROWTH FUND
QUANTITATIVE EQUITY FUND
INTERNATIONAL SECURITIES FUND
EMERGING MARKETS FUND
REAL ESTATE SECURITIES FUND
SHORT TERM BOND FUND
DIVERSIFIED BOND FUND
MULTISTRATEGY BOND FUND
TAX EXEMPT BOND FUND
TAX-MANAGED LARGE CAP FUND
TAX-MANAGED MID & SMALL CAP FUND

CLASS C, E, I, AND S SHARES

SELECT GROWTH FUND
SELECT VALUE FUND



APRIL 30, 2004

                                                                  (RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. These financial statements report on fourteen Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                                 Russell Funds

                               Semiannual Report

                           April 30, 2004 (Unaudited)

                               Table of Contents

                                                                            Page
Diversified Equity Fund..............................................         3

Special Growth Fund..................................................        10

Quantitative Equity Fund.............................................        21

International Securities Fund........................................        27

Emerging Markets Fund................................................        43

Real Estate Securities Fund..........................................        53

Short Term Bond Fund.................................................        55

Diversified Bond Fund................................................        66

Multistrategy Bond Fund..............................................        84

Tax Exempt Bond Fund.................................................       104

Tax-Managed Large Cap Fund...........................................       114

Tax-Managed Mid & Small Cap Fund.....................................       118

Select Growth Fund...................................................       124

Select Value Fund....................................................       128

Notes to Schedules of Investments....................................       133

Statement of Assets and Liabilities..................................       134

Statement of Operations..............................................       142

Statement of Changes in Net Assets...................................       146

Financial Highlights.................................................       150

Notes to Financial Statements........................................       165

Disclosure of Information about Fund Directors.......................       186

Manager, Money Managers and Service Providers........................       190

Frank Russell Investment Company - Russell Funds

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
COMMON STOCKS - 93.4%
Auto and Transportation - 2.4%
American Axle & Manufacturing
   Holdings, Inc. (AE)(z)                7,500             289
Autoliv, Inc.                            3,800             162
BorgWarner, Inc. (z)                     7,200             590
Burlington Northern Santa Fe
   Corp.                                64,690           2,115
CSX Corp.                              118,050           3,631
Delphi Corp.                           106,700           1,088
Delta Air Lines, Inc.                  961,000             585
FedEx Corp.                             52,606           3,783
Ford Motor Co. (z)                      52,100             800
General Motors Corp.                    40,300           1,911
Landstar System, Inc. (AE)               3,600             162
Lear Corp.                              10,000             606
Magna International, Inc. Class A        3,500             276
Navistar International Corp.            69,200           3,124
Norfolk Southern Corp.                  37,000             881
Oshkosh Truck Corp.                      5,200             266
Paccar, Inc.                             5,000             282
Skywest, Inc.                           10,900             198
Southwest Airlines Co.                 391,100           5,585
Swift Transportation Co., Inc.
   (AE)                                 34,700             587
Union Pacific Corp.                     66,760           3,934
United Parcel Service, Inc. Class
   B                                   141,500           9,926
Visteon Corp.                          164,200           1,783
Werner Enterprises, Inc.                88,100           1,761
                                                  ------------
                                                        44,325
                                                  ------------

Consumer Discretionary - 15.3%
Abercrombie & Fitch Co. Class A         62,900           1,978
Accenture, Ltd. Class A (AE)            23,400             556
Activision, Inc. (AE)                   69,700           1,050
Advance Auto Parts (AE)                 59,600           2,572
Apollo Group, Inc. Class A (AE)         37,600           3,417
Autonation, Inc. (AE)                   16,900             288
Avon Products, Inc.                     24,400           2,050
Bed Bath & Beyond, Inc. (AE)            98,200           3,645
Best Buy Co., Inc.                      13,800             749
Borders Group, Inc.                      9,300             223
Callaway Golf Co.                        9,500             161
Career Education Corp. (AE)             14,200             909
Carnival Corp.                          63,000           2,688
Cendant Corp.                          202,850           4,803
Christopher & Banks Corp.               45,300             810
Circuit City Stores, Inc.               59,750             698
Claire's Stores, Inc.                   10,400             212
Clear Channel Communications,
   Inc.                                209,050           8,673

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Coach, Inc. (AE)                        39,600           1,687
Darden Restaurants, Inc.                25,400             576
DIRECTV Group, Inc. (The)              109,199           1,955
DoubleClick, Inc. (AE)                  35,400             286
Eastman Kodak Co.                       33,900             874
eBay, Inc. (AE)                        158,597          12,659
Education Management Corp. (AE)          9,800             348
Electronic Arts, Inc. (AE)             165,353           8,370
Estee Lauder Cos., Inc. (The)
   Class A                              40,200           1,838
Federated Department Stores             11,000             539
Fisher Scientific International         16,500             966
Four Seasons Hotels, Inc. (z)           55,788           2,985
Fox Entertainment Group, Inc.
   Class A (AE)                         39,700           1,106
Gannett Co., Inc.                      124,550          10,796
Gap, Inc. (The)                         45,300             997
Gemstar-TV Guide International,
   Inc. (AE)                            12,700              71
Gillette Co. (The)                     191,500           7,836
GTECH Holdings Corp.                    19,800           1,206
Harrah's Entertainment, Inc.             6,000             319
Hasbro, Inc.                            22,800             431
Home Depot, Inc.                       246,500           8,674
InterActiveCorp (AE)                     3,600             115
International Game Technology           78,200           2,951
Interpublic Group of Cos., Inc.         32,000             502
Jack in the Box, Inc. (AE)               4,700             127
JC Penney Co., Inc. Holding Co.        223,400           7,564
Jones Apparel Group, Inc.                6,600             242
Kimberly-Clark Corp.                   152,680           9,993
Kohl's Corp. (AE)                       81,200           3,393
Leggett & Platt, Inc.                    4,400              99
Liberty Media Corp. Class A (AE)       387,200           4,236
Liz Claiborne, Inc.                      5,500             193
Lowe's Cos., Inc.                       65,375           3,403
Ltd Brands                             100,400           2,072
Mandalay Resort Group (z)               49,351           2,835
Marriott International, Inc.
   Class A                             133,700           6,305
May Department Stores Co. (The)         20,960             646
Maytag Corp. (z)                         8,000             223
McDonald's Corp.                       290,580           7,912
Mohawk Industries, Inc. (AE) (z)         8,100             625
Newell Rubbermaid, Inc.                 75,450           1,784
Nike, Inc. Class B                      78,528           5,650
Office Depot, Inc. (AE)                 51,400             900
Omnicom Group                          102,400           8,142
Pacific Sunwear Of California
   (AE)                                 18,900             406
RadioShack Corp.                        13,700             421
Reader's Digest Association, Inc.
   (The)                                10,000             143

                                                      Diversified Equity Fund  3

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Reebok International, Ltd.              68,000           2,474
Reed Elsevier PLC - ADR (z)             56,460           2,129
Ross Stores, Inc.                       20,500             625
Royal Caribbean Cruises, Ltd. (z)       41,668           1,689
RR Donnelley & Sons Co.                 30,400             894
Sabre Holdings Corp.                     2,100              50
Sears Roebuck and Co.                   44,930           1,799
Snap-On, Inc.                            4,700             159
Stanley Works (The)                      5,400             230
Staples, Inc.                           84,000           2,164
Starbucks Corp. (AE)                    64,768           2,517
Starwood Hotels & Resorts
   Worldwide, Inc.                     137,750           5,481
Station Casinos, Inc.                    6,400             289
Strayer Education, Inc.                  1,300             162
Target Corp.                           306,030          13,273
Tech Data Corp. (AE)(z)                 16,800             571
Tiffany & Co.                          168,375           6,567
Time Warner, Inc.                      755,400          12,706
TJX Cos., Inc.                          22,510             553
Too, Inc. (AE)                          45,200             793
Toro Co.                                 3,100             180
Tribune Co.                             89,080           4,265
United Auto Group, Inc.                  4,700             145
Univision Communications, Inc.
   Class A (AE)(z)                     102,700           3,476
VeriSign, Inc. (AE)                     78,900           1,273
VF Corp.                                17,200             794
Viacom, Inc. Class B                   281,150          10,866
Wal-Mart Stores, Inc.                  338,108          19,272
Walt Disney Co.                        284,240           6,546
Waste Management, Inc.                 117,850           3,347
Wendy's International, Inc.             18,600             725
Whirlpool Corp.                          4,800             314
Wynn Resorts, Ltd. (AE)(z)              46,402           1,853
Yahoo!, Inc. (AE)                       55,700           2,811
                                                  ------------
                                                       281,875
                                                  ------------

Consumer Staples - 6.4%
Altria Group, Inc.                     213,200          11,807
Anheuser-Busch Cos., Inc. Class         36,800           1,886
Campbell Soup Co.                       32,900             909
Clorox Co.                              59,700           3,091
Coca-Cola Co. (The)                    264,900          13,396
Colgate-Palmolive Co.                  139,200           8,057
Del Monte Foods Co. (AE)(z)             34,000             376
Diageo PLC - ADR (z)                    22,080           1,203
HJ Heinz Co.                            70,810           2,704

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Kellogg Co.                            107,430           4,609
Kroger Co.                              70,900           1,241
PepsiCo, Inc.                          475,679          25,920
Procter & Gamble Co.                   253,116          26,767
RJ Reynolds Tobacco Holdings,
   Inc. (z)                             14,600             946
Safeway, Inc. (AE)                      50,800           1,166
Sara Lee Corp.                         103,250           2,383
Smithfield Foods, Inc. (AE)             66,650           1,773
Supervalu, Inc.                         22,500             693
Systemco Corp.                          87,730           3,356
Tyson Foods, Inc. Class A               30,930             580
Unilever NV (z)                          6,300             415
UST, Inc.                               24,700             919
Walgreen Co.                            87,260           3,009
WM Wrigley Jr Co.                       11,400             703
                                                  ------------
                                                       117,909
                                                  ------------

Financial Services - 20.2%
ACE, Ltd.                                8,000             351
Aflac, Inc.                             20,940             884
AG Edwards, Inc. (z)                    65,100           2,382
Allstate Corp. (The)                   123,850           5,685
American Express Co.                   230,800          11,298
American International Group,
   Inc.                                378,245          27,101
AmeriCredit Corp. (AE)                  64,000           1,037
Ameritrade Holding Corp. (AE)           71,000             869
AmSouth Bancorp                         31,600             696
Archstone-Smith Trust (o)               29,200             801
Astoria Financial Corp.                 18,900             651
Automatic Data Processing, Inc.        161,862           7,091
Bank of America Corp.                  462,910          37,260
Bank of New York Co., Inc. (The)        33,800             985
Bank One Corp.                         110,220           5,442
BB&T Corp.                              22,200             766
Brandywine Realty Trust (o)              2,600              66
Capital One Financial Corp.             72,900           4,777
Charles Schwab Corp. (The)             155,890           1,604
Charter One Financial, Inc.             23,500             784
Chubb Corp.                             89,340           6,164
Cigna Corp.                             89,000           5,741
CIT Group, Inc.                         66,600           2,289
Citigroup, Inc.                      1,059,965          50,974
CNA Financial Corp. (AE)                   400              11
Comerica, Inc.                          19,800           1,022
Countrywide Financial Corp.             44,337           2,629
Crescent Real Estate Equities Co.
   (o)                                  93,950           1,453
Deluxe Corp.                            16,000             661
Equity Office Properties Trust
   (o)                                  67,000           1,686

 4  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Equity Residential (o)                  34,500             947
Fannie Mae                             206,210          14,171
Fidelity National Financial, Inc.       12,210             447
First American Corp.                     6,700             182
First Data Corp.                        39,200           1,779
Franklin Resources, Inc.                45,500           2,495
Freddie Mac                             45,800           2,675
Global Payments, Inc.                    3,500             168
Goldman Sachs Group, Inc.              138,290          13,345
Hartford Financial Services
   Group, Inc.                         116,500           7,116
Health Care REIT, Inc. (o)               4,700             150
HRPT Properties Trust (o)                7,400              71
Huntington Bancshares, Inc. (z)         33,200             710
IMPAC Mortgage Holdings, Inc. (o)        7,100             134
Instinet Group, Inc.                   129,300             844
Janus Capital Group, Inc.               20,920             318
Jefferson-Pilot Corp.                   12,100             600
JP Morgan Chase & Co.                  418,018          15,717
Keycorp                                 64,000           1,901
Kimco Realty Corp. (o)                   5,500             235
LandAmerica Financial Group, Inc.        2,700             111
Lehman Brothers Holdings, Inc.          24,100           1,769
Lincoln National Corp.                  77,000           3,456
Loews Corp.                             17,750           1,030
Manulife Financial Corp.                30,344           1,116
Marsh & McLennan Cos., Inc.             12,940             584
MBIA, Inc.                               6,605             389
MBNA Corp.                              98,000           2,389
Mellon Financial Corp.                 146,400           4,339
Merrill Lynch & Co., Inc.              217,314          11,785
Metlife, Inc.                          144,870           4,998
MGIC Investment Corp. (z)               13,200             972
Morgan Stanley                         269,100          13,829
National City Corp.                     79,740           2,765
Nationwide Financial Services            6,800             234
Ohio Casualty Corp.                      4,600              90
Old Republic International Corp.        15,500             360
Paychex, Inc.                          199,370           7,433
PMI Group, Inc. (The)                   84,350           3,630
PNC Financial Services Group,
   Inc.                                 63,900           3,393
Prentiss Properties Trust (o)            3,500             112
Principal Financial Group               21,000             741
Progressive Corp. (The)                  6,200             543
Radian Group, Inc.                      84,700           3,939
Regions Financial Corp.                 32,800           1,138
SLM Corp.                              201,026           7,701
SouthTrust Corp.                        37,460           1,164
Sovereign Bancorp, Inc.                186,100           3,718
St Paul Travelers Cos., Inc.
   (The)                               301,187          12,249

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
SunTrust Banks, Inc.                   100,860           6,864
Torchmark Corp.                          7,400             385
Union Planters Corp. (z)                12,600             350
UnionBanCal Corp.                        6,000             321
US Bancorp                              47,056           1,207
Wachovia Corp.                          65,300           2,987
Waddell & Reed Financial, Inc.
   Class A                               7,900             176
Washington Mutual, Inc.                 71,130           2,802
Wells Fargo & Co.                      176,300           9,954
XL Capital, Ltd. Class A                53,600           4,092
                                                  ------------
                                                       372,280
                                                  ------------

Health Care - 14.1%
Abbott Laboratories                     79,400           3,495
Aetna, Inc.                             11,900             985
AmerisourceBergen Corp.                 17,300           1,001
Amgen, Inc.                            330,650          18,606
Amylin Pharmaceuticals, Inc.
   (AE)(z)                              41,000             918
Anthem, Inc. (AE)(z)                    66,600           5,899
Barr Pharmaceuticals, Inc. (AE)         43,200           1,789
Baxter International, Inc.              84,010           2,659
Biogen Idec, Inc. (AE)                  54,750           3,230
Boston Scientific Corp. (AE)           358,983          14,787
Bristol-Myers Squibb Co.                74,700           1,875
Cardinal Health, Inc.                   14,200           1,040
Caremark Rx, Inc. (AE)                  54,100           1,831
Coventry Health Care, Inc. (AE)          5,550             232
CR Bard, Inc.                            5,750             611
Dade Behring Holdings, Inc. (AE)         4,300             198
DaVita, Inc. (AE)                        4,500             230
Eli Lilly & Co.                        146,800          10,835
Express Scripts, Inc. (AE)               3,900             302
Forest Laboratories, Inc. (AE)         116,231           7,495
Genentech, Inc. (AE)                   203,289          24,964
Gilead Sciences, Inc. (AE)              51,900           3,157
GlaxoSmithKline PLC - ADR               75,400           3,167
Guidant Corp.                          117,250           7,388
HCA, Inc.                                5,500             223
Humana, Inc.                             8,570             140
IMS Health, Inc.                        37,300             942
Invitrogen Corp. (AE)                   16,400           1,185
IVAX Corp.                              76,900           1,638
Johnson & Johnson                      281,530          15,211
Kinetic Concepts, Inc. (AE)             21,300           1,031
King Pharmaceuticals, Inc. (AE)         11,800             204
Kyphon, Inc. (AE)                        3,500              88
McKesson Corp.                          14,900             490

                                                      Diversified Equity Fund  5

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Medco Health Solutions, Inc. (AE)       25,400             899
Medtronic, Inc.                        237,007          11,959
Merck & Co., Inc.                      138,300           6,500
Mylan Laboratories                      20,700             474
Novartis AG - ADR                       44,720           2,003
Oxford Health Plans                     15,700             855
Pacificare Health Systems (AE)           4,200             150
Pfizer, Inc.                         1,452,596          51,944
Province Healthcare Co. (AE)             8,800             141
Quest Diagnostics                       32,387           2,732
Roche Holding AG - ADR (z)              18,620           1,953
Schering-Plough Corp.                   59,800           1,000
Select Medical Corp.                    16,400             311
St Jude Medical, Inc.                   79,449           6,059
Tenet Healthcare Corp.                 182,300           2,144
Teva Pharmaceutical Industries,
   Ltd. - ADR                           58,750           3,617
Triad Hospitals, Inc. (AE)              11,700             398
UnitedHealth Group, Inc.               231,183          14,213
Watson Pharmaceuticals, Inc. (AE)       19,300             687
Wyeth                                  108,000           4,112
Zimmer Holdings, Inc. (AE)             122,656           9,794
                                                  ------------
                                                       259,791
                                                  ------------

Integrated Oils - 3.6%
BP PLC - ADR                           133,610           7,068
ChevronTexaco Corp.                    111,552          10,207
ConocoPhillips                         239,906          17,105
Exxon Mobil Corp.                      405,270          17,244
Marathon Oil Corp.                     173,400           5,819
Occidental Petroleum Corp.             101,200           4,777
Unocal Corp.                            91,040           3,281
                                                  ------------
                                                        65,501
                                                  ------------

Materials and Processing - 4.2%
Acuity Brands, Inc.                      3,700              91
Air Products & Chemicals, Inc.          51,830           2,582
Alcan, Inc.                             63,150           2,541
Alcoa, Inc.                            130,650           4,017
American Standard Cos., Inc. (AE)        8,000             842
Archer-Daniels-Midland Co.             684,115          12,013
Bemis Co.                               11,000             297
Bowater, Inc.                           72,080           3,024
Corn Products International, Inc.       71,300           3,030
Domtar, Inc.                           110,800           1,273
Dow Chemical Co. (The)                  95,700           3,798
Eastman Chemical Co.                    12,100             515
Ecolab, Inc.                            29,900             891

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
EI Du Pont de Nemours & Co.            141,975           6,098
Florida Rock Industries, Inc.            3,000             119
Freeport-McMoRan Copper & Gold,
   Inc. Class B                         48,500           1,479
Georgia-Pacific Corp.                   32,600           1,144
Hercules, Inc.                          18,900             210
IMC Global, Inc.                       247,300           3,109
International Paper Co.                137,010           5,524
Lennar Corp. Class B (z)                11,886             522
Lubrizol Corp.                          17,500             557
Martin Marietta Materials, Inc.
   (z)                                  14,600             631
Masco Corp.                             70,000           1,961
MeadWestvaco Corp.                      16,560             433
Monsanto Co.                           143,673           4,970
Newmont Mining Corp.                    13,300             497
Phelps Dodge Corp.                      14,500             955
PPG Industries, Inc.                    70,880           4,204
Praxair, Inc.                           28,270           1,033
Sherwin-Williams Co. (The)              13,600             517
Smurfit-Stone Container Corp.
   (AE)                                101,940           1,752
Sonoco Products Co.                      5,500             137
St. Joe Co. (The)                       50,950           1,997
Syngenta AG - ADR                      156,830           2,498
Temple-Inland, Inc.                      5,800             358
United States Steel Corp.               24,500             701
Vulcan Materials Co.                    12,700             587
Worthington Industries                  21,000             379
                                                  ------------
                                                        77,286
                                                  ------------

Miscellaneous - 4.6%
3M Co.                                 159,100          13,759
Brunswick Corp.                         33,650           1,383
Eaton Corp.                             17,400           1,033
FMC Corp.                               11,600             498
Fortune Brands, Inc.                     7,300             557
General Electric Co.                 1,577,913          47,258
Honeywell International, Inc.          141,670           4,899
ITT Industries, Inc.                    11,700             928
Johnson Controls, Inc.                  18,600           1,020
Textron, Inc.                           17,100             944
Tyco International, Ltd.               356,101           9,775
Vivendi Universal SA - ADR             123,100           3,043
                                                  ------------
                                                        85,097
                                                  ------------

Other Energy - 1.8%
Anadarko Petroleum Corp.                18,600             997
Apache Corp.                            38,300           1,604
Consol Energy, Inc.                     78,450           2,246

 6  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Devon Energy Corp.                      16,810           1,029
El Paso Corp.                          116,400             816
EOG Resources, Inc.                    122,000           6,009
GlobalSantaFe Corp.                     20,000             527
Halliburton Co.                         10,500             313
National-Oilwell, Inc. Class C
   (AE)                                 35,000             977
Noble Corp. (AE)                        56,000           2,081
NRG Energy, Inc.                        48,350           1,049
Patterson-UTI Energy, Inc.              50,100           1,813
Premcor, Inc. (AE)                      56,600           1,949
Reliant Energy, Inc. (AE)              353,150           2,935
Schlumberger, Ltd.                     135,000           7,902
Valero Energy Corp.                      6,300             402
                                                  ------------
                                                        32,649
                                                  ------------

Producer Durables - 4.1%
Agilent Technologies, Inc. (AE)        150,050           4,053
Applied Materials, Inc. (AE)           136,690           2,492
Boeing Co. (The)                       208,500           8,901
Caterpillar, Inc.                      173,655          13,498
Centex Corp.                            24,400           1,170
Cooper Industries, Ltd. Class A         21,800           1,197
Crane Co.                                6,000             185
Deere & Co.                             79,840           5,432
Dionex Corp. (AE)                        1,400              71
DR Horton, Inc.                         18,600             536
Emerson Electric Co.                    82,450           4,965
Goodrich Corp.                          25,520             735
Hubbell, Inc. Class B                   11,000             494
Illinois Tool Works, Inc.               13,400           1,155
KB Home                                  5,900             407
Koninklijke Philips Electronics
   NV                                  180,700           4,845
Lennar Corp. Class A                    55,877           2,618
Lockheed Martin Corp.                   85,580           4,082
MDC Holdings, Inc.                      28,730           1,775
Molex, Inc.                             11,200             334
Northrop Grumman Corp.                  41,970           4,166
Novellus Systems, Inc. (AE)             18,950             549
Parker Hannifin Corp.                   61,000           3,373
Pitney Bowes, Inc.                      12,000             525
Polycom, Inc. (AE)                       6,400             122
Pulte Homes, Inc.                       11,600             570
Standard-Pacific Corp.                   7,900             398
Steelcase, Inc. Class A (z)              3,100              38
Teradyne, Inc. (AE)                     43,800             893
United Defense Industries, Inc.
   (AE)                                  4,800             166
United Technologies Corp.               55,100           4,753
                                                  ------------
                                                        74,498
                                                  ------------

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Technology - 11.2%
ADC Telecommunications, Inc.
   (AE)(z)                              90,600             227
Adobe Systems, Inc.                      9,100             376
Altera Corp. (AE)                      195,100           3,904
Amphenol Corp. Class A (AE)             12,000             379
Analog Devices, Inc.                   105,880           4,510
Arrow Electronics, Inc.                  6,200             157
Autodesk, Inc.                          49,900           1,672
Avaya, Inc. (AE)                       102,500           1,402
Avnet, Inc.                            156,400           3,384
BEA Systems, Inc. (AE)                 108,200           1,235
BearingPoint, Inc. (AE)                120,150           1,204
Benchmark Electronics, Inc. (AE)         3,200              86
Broadcom Corp. Class A (AE)             97,810           3,693
Celestica, Inc. (AE)(z)                 44,300             779
Cisco Systems, Inc. (AE)             1,218,520          25,431
Computer Sciences Corp.                 14,300             585
Comverse Technology, Inc. (AE)          71,700           1,173
Corning, Inc.                          282,810           3,119
CSG Systems International (AE)           6,800             114
Dell, Inc. (AE)                        478,328          16,603
Electronic Data Systems Corp.          114,500           2,094
EMC Corp.                              403,160           4,499
Flextronics International, Ltd.
   (AE)                                  9,000             145
General Dynamics Corp.                   2,300             215
Hewlett-Packard Co.                    223,260           4,398
Ingram Micro, Inc. Class A (AE)         52,200             624
Intel Corp.                            454,700          11,699
International Business Machines
   Corp.                               121,300          10,695
International Rectifier Corp.
   (AE)                                 66,500           2,636
Jabil Circuit, Inc. (AE)                15,200             401
Juniper Networks, Inc. (AE)(z)         252,780           5,531
LSI Logic Corp. (AE)                    17,400             129
Lucent Technologies, Inc. (z)          202,800             683
Maxim Integrated Products              150,274           6,911
Micron Technology, Inc.                160,950           2,192
Microsoft Corp.                        905,188          23,508
Motorola, Inc.                         528,459           9,644
National Semiconductor Corp. (AE)        7,800             318
Nortel Networks Corp.                   43,700             163
ON Semiconductor Corp. (AE)              9,450              47
Oracle Corp. (AE)                      622,200           6,981
PerkinElmer, Inc.                       39,000             751
Plexus Corp. (AE)                        5,400              78
PMC - Sierra, Inc. (AE)                 89,600           1,089
Qualcomm, Inc.                         346,281          21,629
Sanmina-SCI Corp. (AE)                 400,900           4,017
SAP AG - ADR                            42,700           1,592
Siebel Systems, Inc. (AE)              357,300           3,673

                                                      Diversified Equity Fund  7

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Solectron Corp. (AE)                   157,800             773
Sony Corp. - ADR (z)                    12,140             466
Tellabs, Inc. (AE)                      22,800             199
Texas Instruments, Inc.                180,200           4,523
Veritas Software Corp. (AE)             11,100             296
Vishay Intertechnology, Inc.
   (AE)(z)                              14,500             252
Xilinx, Inc.                            80,680           2,713
                                                  ------------
                                                       205,597
                                                  ------------

Utilities - 5.5%
AGL Resources, Inc.                      5,900             169
Alliant Energy Corp. (z)                 6,000             149
Alltel Corp.                            13,700             690
America Movil SA de CV Class L -
   ADR                                  56,100           1,896
American Electric Power Co., Inc.       28,800             877
AT&T Corp.                              52,820             906
AT&T Wireless Services, Inc. (AE)      205,750           2,841
BellSouth Corp.                        323,300           8,344
Centerpoint Energy, Inc.                43,900             474
Cinergy Corp.                           43,400           1,647
CMS Energy Corp. (z)                    47,900             398
Comcast Corp. Class A                  163,550           4,741
Comcast Corp. Special Class A           48,673           1,465
Constellation Energy Group, Inc.        13,500             519
COX Communications, Inc. Class A
   (AE)(z)                              57,420           1,877
Dominion Resources, Inc.                29,390           1,875
DTE Energy Co. (z)                      26,900           1,050
Duke Energy Corp. (z)                   34,600             729
Edison International                    26,100             611
Energy East Corp. (z)                   55,580           1,309
Entergy Corp.                          165,110           9,015
Exelon Corp.                            39,400           2,637
FirstEnergy Corp.                       68,530           2,680
KeySpan Corp.                           24,510             886
National Fuel Gas Co.                   28,340             694
Nextel Communications, Inc. Class
   A (AE)                              219,768           5,244
NII Holdings, Inc. Class B (AE)          4,100             144
Northeast Utilities                     37,100             681

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
NSTAR                                   17,620             853
Pepco Holdings, Inc.                     8,500             161
PG&E Corp.                             158,000           4,348
Pinnacle West Capital Corp.             14,000             547
PPL Corp.                               47,110           2,019
Progress Energy, Inc. - CVO
   (AE)(B)(Y)                            5,500               2
Public Service Enterprise Group,
   Inc.                                106,100           4,552
Puget Energy, Inc.                       7,000             154
Qwest Communications
   International                        56,900             229
SBC Communications, Inc.               398,387           9,920
Sprint Corp.-FON Group                 237,720           4,253
Telephone & Data Systems, Inc.          29,950           1,976
TXU Corp.                               72,720           2,483
Verizon Communications, Inc.           359,860          13,581
Vodafone Group PLC - ADR                58,448           1,434
Xcel Energy, Inc.                       31,000             519
                                                  ------------
                                                       101,579
                                                  ------------

TOTAL COMMON STOCKS
(cost $1,548,165)                                    1,718,387
                                                  ------------

SHORT-TERM INVESTMENTS - 8.5%
Frank Russell Investment Company
   Money Market Fund               111,715,922         111,716
Frank Russell Investment Company
   Money Market Fund (N)            16,801,489          16,801
State Street Securities Lending
   Quality Trust (N)                18,091,059          18,091
United States Treasury Bill
   (y)(s) 0.930% due 06/10/04           10,000           9,990
                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $156,598)                                        156,598
                                                  ------------

TOTAL INVESTMENTS - 101.9%
(identified cost $1,704,763)                         1,874,985

OTHER ASSETS AND LIABILITIES,
NET - (1.9)%                                           (34,525)
                                                  ------------

NET ASSETS - 100.0%                                  1,840,460
                                                  ============

See accompanying notes which are an integral part of the financial statements.

 8  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/04 (31)                               9,165               (380)

S&P 500 E-Mini Index
   expiration date 06/04 (250)                             13,826               (249)

S&P 500 Index
   expiration date 06/04 (192)                             53,093               (458)

S&P Midcap 400 Index
   expiration date 06/04 (151)                             44,032             (1,125)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (2,212)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Equity Fund  9

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
COMMON STOCKS - 93.6%
Auto and Transportation - 3.5%
AAR Corp.                               37,700             383
Alaska Air Group, Inc.                  36,700             812
America West Holdings Corp. Class
   B (AE)                               24,300             241
American Axle & Manufacturing
   Holdings, Inc. (AE)                  68,900           2,651
ArvinMeritor, Inc.                      18,100             374
ASV, Inc. (AE)(z)                        7,050             209
Autoliv, Inc.                           21,000             893
Bandag, Inc.                             6,400             279
Collins & Aikman Corp. (z)              33,100             203
Dana Corp.                              65,800           1,327
Dura Automotive Systems, Inc.
   Class A (AE)                         10,400             131
EGL, Inc. (AE)                           6,650             123
ExpressJet Holdings, Inc. (AE)(z)       11,050             141
Florida East Coast Industries (z)        3,950             144
Frontier Airlines, Inc. (AE)(z)         13,150             119
General Maritime Corp. (AE)(z)          55,000           1,105
Gentex Corp.                            20,400             802
Goodyear Tire & Rubber Co. (The)
   (z)                                  16,350             142
Grupo TMM SA - ADR                      83,000             232
Gulfmark Offshore, Inc. (AE)            52,000             786
Heartland Express, Inc. (z)             10,722             263
JB Hunt Transport Services, Inc.        12,450             394
Kansas City Southern                    36,400             504
Kirby Corp.                              3,800             131
Lear Corp.                              46,000           2,789
Mesa Air Group, Inc. (AE)(z)            13,750              97
Navistar International Corp.            22,800           1,029
Offshore Logistics, Inc.                30,800             676
OMI Corp.                              111,700           1,125
Oshkosh Truck Corp.                     17,700             906
Overnite Corp.                          23,885             573
Pacer International, Inc. (AE)         114,104           2,145
SCS Transportation, Inc. (AE)            1,200              27
Skywest, Inc.                            7,550             137
TBC Corp. (AE)                           1,100              31
Teekay Shipping Corp.                   18,300           1,113
Tenneco Automotive, Inc.                29,100             402
Tidewater, Inc.                          2,500              71
Visteon Corp.                           56,600             615
Wabash National Corp.                   32,090             815
Wabtec Corp.                            55,300             901
                                                  ------------
                                                        25,841
                                                  ------------

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Consumer Discretionary - 22.1%
Abercrombie & Fitch Co. Class A         47,700           1,500
AC Moore Arts & Crafts, Inc. (AE)       26,620             725
Activision, Inc. (AE)                   94,800           1,428
Advance Auto Parts (AE)                 33,300           1,437
Advo, Inc.                              80,200           2,518
Alliance Gaming Corp. (AE)              57,698           1,441
AnnTaylor Stores Corp. (AE)             26,035           1,055
Applebees International, Inc.           20,070             778
Applica, Inc.                           20,900             234
aQuantive, Inc. (AE)(z)                 91,300             918
Arbitron, Inc.                          41,550           1,548
Argosy Gaming Co. (AE)                   6,700             251
Asbury Automotive Group, Inc.
   (AE)(z)                              23,000             372
Banta Corp.                             23,150           1,030
Barnes & Noble, Inc. (AE)               25,000             747
Big 5 Sporting Goods Corp. (AE)         10,750             267
Blockbuster, Inc. Class A(z)            95,350           1,578
Bob Evans Farms, Inc.                   15,300             469
Borders Group, Inc.                     42,200           1,012
Brink's Co. (The)                       49,600           1,375
Brookstone, Inc. (AE)                   15,000             298
Brown Shoe Co., Inc. (z)                 3,750             137
Caesars Entertainment, Inc. (AE)       170,150           2,254
Callaway Golf Co.                      132,414           2,247
CDI Corp. (z)                            6,600             213
CDW Corp.                               10,500             656
CEC Entertainment, Inc. (AE)             5,100             174
Charlotte Russe Holding, Inc.
   (AE)                                 37,800             622
Charming Shoppes (z)                    77,900             550
Childrens Place (AE)(z)                 33,001             869
Choice Hotels International, Inc.       48,776           2,190
ChoicePoint, Inc. (AE)                  51,633           2,268
Claire's Stores, Inc.                  119,356           2,432
CNET Networks, Inc. (AE)(z)             28,776             245
Conn's, Inc. (AE)                       28,430             472
Consolidated Graphics, Inc. (AE)         5,200             194
Convergys Corp. (AE)                    32,850             477
Corinthian Colleges, Inc. (AE)          19,300             591
Corporate Executive Board Co.           45,419           2,346
Cost Plus, Inc. (AE)                    13,797             499
Cox Radio, Inc. Class A (AE)            66,250           1,372
Cumulus Media, Inc. Class A (AE)        39,900             839
Darden Restaurants, Inc.                 8,800             199
Department 56 (AE)                       5,300              85
Dick's Sporting Goods, Inc.
   (AE)(z)                              26,548             716
Digital Theater Systems, Inc.
   (AE)                                 18,400             412
Dillard's, Inc. Class A                 36,900             621
Dollar Thrifty Automotive Group
   (AE)                                 25,600             675

 10  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
DoubleClick, Inc. (AE)                  43,470             351
Earthlink, Inc. (AE)                    52,000             479
Education Management Corp. (AE)         71,500           2,535
Emmis Communications Corp. Class
   A (AE)                               23,600             552
Entercom Communications Corp.
   (AE)                                 24,600           1,122
Entravision Communications Corp.
   Class A (AE)                         98,675             901
Federated Department Stores             18,000             882
Finish Line Class A (AE)(z)             41,900           1,405
FTI Consulting, Inc. (AE)(z)            35,100             577
Furniture Brands International,
   Inc.                                 26,000             732
GameStop Corp. Class A (AE)(z)           8,100             143
Gemstar-TV Guide International,
   Inc. (AE)(z)                        128,480             718
Genesco, Inc. (AE)(z)                   34,750             773
Geo Group, Inc. (The) (AE)               4,900             115
Getty Images, Inc. (AE)                 61,462           3,357
Gevity HR, Inc.                         43,335             955
Goody's Family Clothing, Inc.           11,574             145
Gray Television, Inc.                   57,000             845
GTECH Holdings Corp.                    61,050           3,720
Handleman Co. (z)                       38,450             866
Harman International Industries,
   Inc.                                 22,450           1,703
Harris Interactive, Inc. (AE)           62,317             454
Harte-Hanks, Inc. Class C               33,800             810
Haverty Furniture Cos., Inc.            11,100             201
Hearst-Argyle Television, Inc.
   Class C                             139,000           3,650
Helen of Troy, Ltd. (AE)(z)             33,500           1,114
Hewitt Associates, Inc. Class A
   (AE)                                 28,000             865
Hollinger International, Inc.           19,900             397
IKON Office Solutions, Inc. (z)         23,500             262
Infospace, Inc. (AE)(z)                 18,290             598
Insight Enterprises, Inc. (AE)          46,400             777
International Speedway Corp.
   Class A                              13,700             577
ITT Educational Services, Inc.          26,500           1,069
Jack in the Box, Inc. (AE)              63,800           1,728
Jo-Ann Stores, Inc. Class C (AE)         9,500             269
Jones Apparel Group, Inc.               17,600             644
Journal Register Co. (AE)               15,600             309
K2, Inc.                                36,300             532
Kelly Services, Inc. Class A             4,750             141
Korn/Ferry International (AE)           13,600             204
K-Swiss, Inc. Class A (z)               20,050             391
Lamar Advertising Co. (AE)              26,500           1,088
Landry's Restaurants, Inc.              46,120           1,544
La-Z-Boy, Inc. Class C                  45,600             950
Leapfrog Enterprises, Inc.
   (AE)(z)                              24,100             518
Lee Enterprises, Inc.                   24,300           1,161

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Lightbridge, Inc. (AE)(z)                  700               4
Lin TV Corp. Class A (AE)(z)            44,100             992
Lithia Motors, Inc. Class A             21,000             542
Liz Claiborne, Inc.                     27,400             962
Magellan Health Services, Inc.
   (AE)                                 23,700             761
Marvel Enterprises, Inc. (AE)(z)        34,800             661
Maytag Corp.                            28,500             795
McClatchy Co. Class A                   17,825           1,266
Media General, Inc. Class A             14,900           1,071
Men's Wearhouse, Inc. (AE)               7,600             194
Modem Media, Inc. (AE)                  75,088             389
Monster Worldwide, Inc. (AE)            46,400           1,188
Movado Group, Inc.                       2,800              84
Movie Gallery, Inc. (z)                 11,800             229
MPS Group, Inc. (AE)                   197,550           2,161
Nautilus Group, Inc. (z)               142,410           2,290
Navigant Consulting, Inc. (AE)          15,300             268
Neiman-Marcus Group, Inc. Class A        7,900             384
Nu Skin Enterprises, Inc. (z)           23,850             565
On Assignment, Inc. (AE)                29,100             148
O'Reilly Automotive, Inc. (AE)          28,578           1,283
Orient-Express Hotels, Ltd. Class
   A                                    45,500             735
Papa John's International, Inc.
   (AE)(z)                               7,350             246
Payless Shoesource, Inc. (AE)           15,700             222
PEP Boys-Manny Moe & Jack (z)           25,600             703
Petco Animal Supplies, Inc. (AE)        51,528           1,513
Pier 1 Imports, Inc.                    29,400             607
Playboy Enterprises, Inc. Class B
   (AE)                                  1,900              25
Playtex Products, Inc. (AE)             36,300             269
Polo Ralph Lauren Corp.                 60,900           2,107
Pre-Paid Legal Services, Inc.
   (AE)(z)                              34,450             861
Prime Hospitality Corp.                 13,050             131
Pulitzer, Inc.                          38,230           1,934
Quiksilver, Inc. (AE)                   96,398           2,085
Radio One, Inc. Class D (AE)(z)         94,000           1,782
RC2 Corp. (AE)(z)                        6,200             168
Reebok International, Ltd.              16,880             614
Regal Entertainment Group Class A
   (z)                                  55,700           1,214
Regis Corp.                             20,897             907
Rent-A-Center, Inc. Class C (AE)        59,800           1,750
Rent-Way, Inc. (AE)(z)                  13,700             128
Republic Services, Inc.                 38,000           1,095
Ross Stores, Inc.                       33,500           1,022
RR Donnelley & Sons Co. (z)             32,791             965
Russell Corp.                           22,400             373
Ryan's Family Steak Houses, Inc.
   (AE)                                 60,800           1,103
Sabre Holdings Corp.                    30,300             715
Saks, Inc.                             156,000           2,246
Scholastic Corp. (AE)                   32,100             910

                                                         Special Growth Fund  11

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Scientific Games Corp. Class A
   (AE)(z)                             109,900           1,983
SCP Pool Corp. (AE)                     64,000           2,573
Select Comfort Corp. (AE)(z)            13,200             320
Service Corp. International (z)         88,300             653
ShopKo Stores, Inc. (z)                 83,200           1,103
Sinclair Broadcast Group, Inc.
   Class A (AE)(z)                      78,000             964
Sirva, Inc. (AE)                        28,975             673
SkillSoft PLC - ADR (AE)               101,100           1,264
Snap-On, Inc.                           31,300           1,057
Sohu.com, Inc. (AE)(z)                  43,300             725
Sonic Automotive, Inc.                   6,500             162
Sourcecorp (AE)                          3,600              92
Speedway Motorsports, Inc. (z)          58,800           1,753
Spherion Corp. (AE)                     10,800             106
Stage Stores, Inc. (AE)(z)              36,000           1,413
Stamps.com, Inc.                        15,300             104
Steak N Shake Co. (The) (z)             21,250             401
Stein Mart, Inc. (AE)                   11,900             151
Steinway Musical Instruments (AE)        2,500              91
Sylvan Learning Systems, Inc.
   (AE)                                 27,623             974
Talbots, Inc.                           23,855             834
Tech Data Corp. (AE)                     9,000             306
Tele2 AB Class A - ADR (AE)(z)          42,350           1,141
TeleTech Holdings, Inc. (AE)(z)         62,950             385
Tetra Tech, Inc. (AE)                   29,675             493
Thomas Nelson, Inc.                      5,400             141
Tiffany & Co.                           11,500             449
Toro Co.                                18,500           1,076
Tupperware Corp.                        28,040             525
Unifirst Corp.                           2,900              86
United Auto Group, Inc.                 23,100             712
United Stationers, Inc.                 27,850           1,058
Vail Resorts, Inc. (AE)                 14,900             232
Valassis Communications, Inc.           15,900             491
Valueclick, Inc. (AE)                   76,770             795
VeriSign, Inc. (AE)                     39,500             637
Washington Post Class B                  1,100           1,012
Weight Watchers International,
   Inc. (AE)(z)                         13,000             507
WESCO International, Inc. (AE)          13,200             189
West Corp. (AE)                         33,700             823
Wireless Facilities, Inc. (AE)(z)       55,240             530
Zale Corp. (AE)                         14,350             802
                                                  ------------
                                                       160,918
                                                  ------------

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Consumer Staples - 3.1%
7-Eleven, Inc. (AE)                     12,400             200
Adolph Coors Co. Class B                11,400             749
Chiquita Brands International,
   Inc. (AE)                             7,600             137
Church & Dwight, Inc.                   23,200           1,043
Coca-Cola Bottling Co.
   Consolidated                         17,377             924
Constellation Brands, Inc. Class
   A (AE)                               50,900           1,686
DIMON, Inc.                             16,700             116
Duane Reade, Inc. (AE)                  15,400             257
Flowers Foods, Inc.                     43,250           1,059
Fresh Brands, Inc.                      49,000             431
Great Atlantic & Pacific Tea Co.
   (z)                                  20,200             162
Hain Celestial Group, Inc. (AE)         32,860             651
Interstate Bakeries                     12,700             144
John B. Sanfilippo & Son (z)             4,400             138
Lance, Inc. (z)                         11,600             175
Longs Drug Stores Corp.                 30,000             588
NBTY, Inc. (AE)                         49,500           1,839
Pathmark Stores, Inc. (AE)              97,700             835
Pepsi Bottling Group, Inc.              36,900           1,080
PepsiAmericas, Inc.                     88,100           1,765
Pilgrim's Pride Corp. (z)               20,250             468
RJ Reynolds Tobacco Holdings,
   Inc. (z)                             47,150           3,054
Ruddick Corp.                            7,000             143
Sanderson Farms, Inc.                   15,800             587
Schweitzer-Mauduit International,
   Inc.                                    200               6
Standard Commercial Corp.                2,000              37
Supervalu, Inc.                         98,250           3,025
Tootsie Roll Industries, Inc.            6,470             225
Tyson Foods, Inc. Class A               29,700             557
Universal Corp.                         14,400             723
                                                  ------------
                                                        22,804
                                                  ------------

Financial Services - 17.0%
Advent Software, Inc. (AE)              33,800             631
AG Edwards, Inc.                        17,200             629
Alabama National Bancorp                 1,800              92
Alliance Data Systems Corp. (AE)       145,871           5,073
Allmerica Financial Corp.               23,900             831
AMB Property Corp. (o)                   7,700             233
American Financial Group, Inc.           4,900             150
AmeriCredit Corp. (AE)(z)              181,961           2,950
AMLI Residential Properties Trust
   (o)(z)                               13,950             353
Anthracite Capital, Inc. (o)            40,900             430
Anworth Mortgage Asset Corp. (o)        20,400             238
Arden Realty, Inc. (o)                  17,850             504
Aspen Insurance Holdings, Ltd.          44,500           1,038

 12  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Associated Banc-Corp                    19,030             779
Assured Guaranty, Ltd. (AE)(z)           9,900             175
Astoria Financial Corp.                 32,800           1,129
AvalonBay Communities, Inc. (o)         27,000           1,340
Bancorp Bank (The) (AE)                 30,360             574
Bancorpsouth, Inc.                      20,850             422
Bank Mutual Corp.                       32,400             342
Bank of Hawaii Corp.                    81,300           3,555
BankAtlantic Bancorp, Inc. Class
   A                                    11,900             186
Banknorth Group, Inc.                   23,900             732
Bear Stearns Cos., Inc. (The)           10,650             853
BISystem Group, Inc. (The) (AE)         11,700             170
Blackrock, Inc. (z)                     11,900             740
BOK Financial Corp. (AE)                 4,300             168
Boykin Lodging Co. (o)(z)                8,000              63
Brandywine Realty Trust (o)             19,700             499
Capital Automotive REIT (o)             19,100             537
CapitalSource, Inc. (AE)(z)             44,000             927
Capstead Mortgage Corp. (o)(z)          28,250             363
Cash America International, Inc.
   (z)                                  33,100             708
CBL & Associates Properties, Inc.
   (o)                                  10,300             518
CCC Information Services Group
   (AE)                                      3              --
Central Pacific Financial Corp.          4,400             110
Certegy, Inc.                           15,000             537
Charter Municipal Mortgage
   Acceptance Co.                       21,200             415
Chelsea Property Group, Inc. (o)         6,500             332
Chemical Financial Corp. (z)             3,200             110
CIT Group, Inc.                         20,800             715
City Holding Co.                         3,600             110
City National Corp.                     11,000             678
CNA Surety Corp.                        59,700             650
Colonial BancGroup, Inc. (The)         114,000           1,964
Commerce Bancshares, Inc.               13,237             594
Commerce Group, Inc. (z)                 7,900             365
Commercial Federal Corp.                39,550           1,015
Commercial Net Lease Realty
   (o)(z)                               30,400             504
Community Bank System, Inc.             36,360             740
CompuCredit Corp. (AE)                   9,700             161
Correctional Properties Trust (o)        3,100              81
Corus Bankshares, Inc.                   2,800             106
CVB Financial Corp.                      3,740              77
D&B Corp. (AE)                           3,500             183
Delphi Financial Group Class A           3,500             141
Direct General Corp. (z)                20,650             738
Doral Financial Corp.                   55,925           1,834
Dow Jones & Co., Inc.                    3,500             161
Downey Financial Corp.                  15,055             726
Duke Realty Corp. (o)                   28,000             816

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
E*Trade Financial Corp. (AE)            58,507             665
Eastgroup Properties (o)                 9,100             263
eFunds Corp. (AE)                       22,895             368
Entertainment Properties Trust
   (o)                                  10,500             351
Equity Inns, Inc. (o)                   24,400             200
Equity One, Inc. (o)                    26,300             431
Euronet Worldwide, Inc. (AE)(z)         53,125           1,032
Fair Isaac Corp.                        22,487             758
Falck SPA (AE)                          25,200             784
Fidelity National Financial, Inc.       26,950             986
First American Corp.                    51,100           1,386
First Bancorp Puerto Rico               12,850             474
First Commonwealth Financial
   Corp. (z)                             1,900              27
First Midwest Bancorp, Inc.              8,500             287
First Niagara Financial Group,
   Inc.                                 39,300             495
First Republic Bank (z)                  2,800             107
FirstFed Financial Corp.                10,400             420
Flagstar Bancorp, Inc.                  46,100             942
Flushing Financial Corp.                 8,100             139
Fremont General Corp.                   10,900             240
Friedman Billings Ramsey Group,
   Inc. Class A                         54,650           1,011
Fulton Financial Corp. (z)              10,290             212
Gabelli Asset Management, Inc.
   Class A (z)                          15,000             603
GATX Corp.                              23,800             559
Getty Realty Corp. (o)                  10,000             215
Glenborough Realty Trust, Inc.
   (o)                                  23,000             432
Global Payments, Inc.                   79,100           3,796
Hancock Holding Co. (z)                  3,600             100
Hawthorne Financial Corp.                  900              30
Health Care Property Investors,
   Inc. (o)                             16,500             394
Health Care REIT, Inc. (o)              31,500           1,006
Healthcare Realty Trust, Inc. (o)       22,600             810
Heritage Property Investment
   Trust (o)                            15,200             386
Highwoods Properties, Inc. (o)          20,900             471
Hospitality Properties Trust (o)        21,600             844
HRPT Properties Trust (o)              266,100           2,541
Hypercom Corp. (AE)(z)                  66,710             447
IBERIABANK Corp.                         2,300             131
IMPAC Mortgage Holdings, Inc. (o)       43,600             820
IndyMac Bancorp, Inc.                   16,950             545
Innkeepers USA Trust (o)                19,900             152
Instinet Group, Inc.                    20,500             134
International Bancshares Corp.
   (z)                                     220              12
Investors Financial Services
   Corp. (z)                            42,700           1,660
IPC Holdings, Ltd.                      26,400             972
iStar Financial, Inc. (o)               19,000             675

                                                         Special Growth Fund  13

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Jack Henry & Associates, Inc.           47,300             860
Jefferies Group, Inc.                   27,900             951
Keystone Property Trust (o)              8,600             175
Kilroy Realty Corp. (o)                 16,400             514
Koger Equity, Inc. (o)                  33,050             692
Kronos, Inc. (AE)                       13,815             504
La Quinta Corp.                         34,900             251
LandAmerica Financial Group, Inc.
   (z)                                  73,700           3,037
LaSalle Hotel Properties (o)             7,900             174
Legg Mason, Inc.                         8,300             764
Lexington Corporate Properties
   Trust (o)(z)                         12,600             233
LTC Properties, Inc. (o)(z)              4,700              73
Mack-Cali Realty Corp. (o)              15,300             571
Markel Corp. (AE)                        6,200           1,817
Meristar Hospitality Corp. (o)          69,900             405
Mid-America Apartment
   Communities, Inc. Class M (o)         6,100             197
Moody's Corp.                            5,500             355
Nara Bancorp, Inc. (z)                   3,200              92
National Health Investors, Inc.
   (o)                                   9,300             223
National Penn Bancshares, Inc.
   (z)                                   3,844             116
Nationwide Financial Services           19,100             657
Nationwide Health Properties,
   Inc. (o)                             31,600             573
Navigators Group, Inc. (AE)                523              14
NBT Bancorp, Inc.                        2,700              56
NDCHealth Corp. (z)                     23,000             526
New Century Financial Corp. (z)         32,300           1,370
New Plan Excel Realty Trust (o)         20,300             456
North Fork BanCorp., Inc. (z)           19,500             724
Nuveen Investments, Inc. Class A        24,400             625
OceanFirst Financial Corp.               4,200              92
Ohio Casualty Corp.                     11,400             224
Pacific Capital Bancorp (z)              7,900             290
People's Bank                            8,800             371
PFF Bancorp, Inc.                       19,510             731
Philadelphia Consolidated Holding
   Co. (AE)                             20,816           1,202
PMI Group, Inc. (The)                   17,880             769
Post Properties, Inc. (o)               12,100             325
Prentiss Properties Trust (o)           28,100             900
Procentury Corp. (AE)                   25,365             266
Protective Life Corp.                   15,300             550
Provident Bankshares Corp. (z)           7,276             205
Providian Financial Corp.              152,612           1,851
PS Business Parks, Inc. (o)              8,200             311
R&G Financial Corp. Class B             17,300             535
Radian Group, Inc.                      32,900           1,530
Raymond James Financial, Inc.           44,170           1,110

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Reckson Associates Realty Corp.
   (o)                                   6,000             143
Redwood Trust, Inc. (o)                 34,650           1,506
Regency Centers Corp. (o)                6,150             233
RenaissanceRe Holdings, Ltd.            23,400           1,233
Republic Bancorp, Inc. Class A          41,785             783
Ryder System, Inc.                      56,350           2,073
SEI Investments Co.                      7,600             224
Senior Housing Properties Trust
   (o)                                  52,150             780
Silicon Valley Bancshares (z)           57,700           1,983
SL Green Realty Corp. (o)                5,600             228
Southwest Bancorp, Inc.                 50,000             825
Sovereign Bancorp, Inc.                 38,900             777
Sovran Self Storage, Inc. (o)           25,400             858
Stancorp Financial Group, Inc.          18,800           1,163
Sterling Bancorp                         5,940             164
Sterling Financial Corp. (AE)           20,389             673
Stewart Information Services
   Corp.                                28,000             994
Summit Properties, Inc. (o)             11,600             263
Susquehanna Bancshares, Inc.             7,400             173
TCF Financial Corp.                     10,400             515
TradeStation Group, Inc. (AE)           43,700             281
Trizec Properties, Inc. (o)              9,100             130
UCBH Holdings, Inc.                     33,960           1,257
UMB Financial Corp. (z)                  7,698             387
United Bankshares, Inc.                  2,500              75
United Rentals, Inc. (AE)               38,450             661
Universal Health Realty Income
   Trust (o)                             4,200             109
Washington Mutual, Inc. 2005
   Warrants (AE)                       237,600              36
Webster Financial Corp.                 25,000           1,088
Weingarten Realty Investors (o)         37,900           1,096
WellChoice, Inc. (AE)(z)                12,400             526
WesBanco, Inc. (z)                       3,500             100
Westamerica BanCorp.                    11,900             578
WFS Financial, Inc. (AE)                 4,300             192
Whitney Holding Corp.                   16,600             681
World Acceptance Corp. (AE)             10,473             160
WR Berkley Corp.                         4,800             194
WSFS Financial Corp.                     6,300             305
Zenith National Insurance Corp.
   (z)                                   1,700              73
Zions BanCorp.                          13,500             763
                                                  ------------
                                                       123,658
                                                  ------------

Health Care - 12.4%
Abgenix, Inc. (AE)                      48,000             781
Able Laboratories, Inc. (AE)            30,800             593
Advanced Medical Optics, Inc.
   (AE)                                  5,100             161

 14  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Advanced Neuromodulation Systems,
   Inc. (z)                             14,577             397
Alkermes, Inc. (AE)(z)                  53,212             816
Alpharma, Inc. Class A                  35,900             780
AmediSystem, Inc. (AE)                  13,015             392
American Medical Security Group,
   Inc. (z)                             11,450             293
American Medical Systems
   Holdings, Inc. (AE)                  42,900           1,114
Applera Corp. - Celera Genomics
   Group (AE)                          105,350           1,242
Atrix Labs, Inc. (AE)(z)                17,800             537
Bioenvision, Inc. (AE)                  30,785             351
Bio-Rad Laboratories, Inc. Class
   A (AE)                               25,850           1,515
Bradley Pharmaceuticals (AE)(z)          5,600             147
Cell GeneSystem, Inc. (AE)              34,814             385
Cephalon, Inc. (AE)                     11,300             643
Commerzbank AG 2004 Warrants
   (AE)(z)                               6,600              25
Community Health Systems, Inc.
   (AE)                                 26,700             689
Connetics Corp. (AE)                    36,490             710
Cooper Cos., Inc.                       16,048             867
Dade Behring Holdings, Inc. (AE)        29,100           1,339
Datascope Corp.                          3,700             123
DaVita, Inc. (AE)                       89,226           4,560
Edwards Lifesciences Corp. (AE)         29,100           1,003
Endo Pharmaceuticals Holdings,
   Inc. (AE)                            14,250             340
eResearch Technology, Inc.
   (AE)(z)                              74,325           2,340
First Horizon Pharmaceutical
   Corp. (AE)(z)                        44,300             687
Flamel Technologies - ADR (AE)(z)       33,240             877
Genencor International, Inc. (AE)       37,700             547
Gen-Probe, Inc. (AE)                    59,083           1,970
Health Net, Inc. (AE)                   59,100           1,504
Healthsouth Corp. (AE)(z)              133,200             573
Henry Schein, Inc. (AE)                  6,235             439
Humana, Inc.                           222,250           3,621
Idexx Laboratories, Inc. (AE)           14,750             904
I-Flow Corp. (AE)                       38,940             570
Inamed Corp. (AE)                       13,465             792
Incyte Corp. (AE)(z)                    38,300             304
Invitrogen Corp. (AE)                   21,700           1,567
Kindred Healthcare, Inc. (AE)(z)        22,550           1,104
Kinetic Concepts, Inc. (AE)             15,270             739
King Pharmaceuticals, Inc. (AE)         35,900             619
Kos Pharmaceuticals, Inc. (AE)          68,235           2,809
LCA-Vision, Inc. (AE)                    8,802             222
Ligand Pharmaceuticals, Inc.
   Class B (AE)(z)                      77,300           1,655

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Lincare Holdings, Inc. (AE)             43,900           1,525
Manor Care, Inc.                        24,500             795
Maxygen (AE)                             9,600             105
Medarex, Inc. (AE)(z)                   93,300             889
Medicis Pharmaceutical Class A          29,800           1,279
Merit Medical Systems, Inc.
   (AE)(z)                              13,900             218
Millennium Pharmaceuticals, Inc.
   (AE)                                 31,200             468
Millipore Corp.                         24,500           1,285
Myriad Genetics, Inc. (AE)(z)           25,700             443
Neurocrine Biosciences, Inc.
   (AE)(z)                              22,700           1,490
Odyssey HealthCare, Inc. (AE)(z)        20,211             340
Omnicare, Inc.                          33,200           1,377
Omnicell, Inc. (AE)(z)                   7,600             105
Orthofix International NV (AE)          13,700             617
Owens & Minor, Inc.                      5,800             141
Pacificare Health Systems (AE)(z)       68,100           2,435
Pain Therapeutics, Inc. (AE)            66,943             492
Parexel International Corp. (AE)        33,000             645
Pediatrix Medical Group, Inc.
   (AE)                                 23,000           1,645
Perrigo Co.                             30,177             651
Pharmaceutical Resources, Inc.          20,400             822
Pharmacopeia, Inc. (AE)                 60,300           1,081
Possis Medical, Inc. (AE)(z)            71,100           1,808
Protein Design Labs, Inc. (AE)          34,900             854
Province Healthcare Co. (AE)            76,500           1,223
QLT, Inc. (AE)                          26,800             723
Quidel Corp. (AE)(z)                    97,023             660
Respironics, Inc. (AE)                  41,250           2,162
Salix Pharmaceuticals, Ltd.
   (AE)(z)                              25,500             789
Savient Pharmaceuticals, Inc.
   (AE)                                 27,300             102
Select Medical Corp.                   127,716           2,420
Sepracor, Inc. (AE)(z)                  21,100           1,009
Serologicals Corp. (AE)(z)              45,027             834
Sola International, Inc. (AE)            6,450             132
Sonic Innovations, Inc. (AE)(z)        166,020           1,519
Stericycle, Inc. (AE)                   24,900           1,191
Steris Corp. (AE)                       31,500             698
Sybron Dental Specialties, Inc.
   (AE)                                 51,966           1,520
Symbion, Inc.                           48,825             796
Thermogenesis (AE)                      84,335             396
Triad Hospitals, Inc. (AE)              31,100           1,058
United Surgical Partners
   International, Inc. (AE)             54,664           1,980
United Therapeutics Corp. (AE)(z)       42,070           1,036
Valeant Pharmaceuticals
   International (z)                    18,800             434
VCA Antech, Inc. (AE)(z)                98,568           4,031

                                                         Special Growth Fund  15

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Ventana Medical Systems (AE)             5,200             257
ViaSystem Healthcare, Inc. (AE)         12,900             250
Vicuron Pharmaceuticals, Inc.
   (AE)                                    500              11
West Pharmaceutical Services,
   Inc.                                  1,000              39
                                                  ------------
                                                        90,426
                                                  ------------

Materials and Processing - 6.6%
Aceto Corp.                             52,500             718
Acuity Brands, Inc.                     23,200             568
Airgas, Inc.                            17,800             394
AK Steel Holding Corp. (AE)             18,300              86
Albany International Corp. Class
   A                                    18,800             573
Albemarle Corp.                          8,500             249
Allegheny Technologies, Inc.            12,250             125
Aptargroup, Inc.                        12,700             499
Arch Chemicals, Inc.                     6,600             193
Armor Holdings, Inc. (AE)               26,015             860
Ashland, Inc.                           36,000           1,724
Ball Corp.                               8,800             581
Building Material Holding Corp.          5,900              97
Cabot Corp.                             38,400           1,298
Calgon Carbon Corp.                    113,320             681
Carpenter Technology                    13,400             366
Century Aluminum Co.                    27,180             538
Ceradyne, Inc. (AE)(z)                  26,606             759
Chesapeake Corp.                        11,700             266
Clarcor, Inc.                           20,110             885
Cleveland-Cliffs, Inc. (z)               3,300             156
Commercial Metals Co.                   27,350             717
Constar International, Inc. (AE)        32,000             152
Corn Products International, Inc.          200               9
Crown Holdings, Inc.                    82,900             700
Cytec Industries, Inc.                  80,700           3,174
Eastern Co. (The)                       47,200             769
ElkCorp                                 21,353             592
EMCOR Group, Inc. (AE)(z)                3,250             133
Encore Wire Corp. (AE)                   3,200              87
Florida Rock Industries, Inc.           21,900             871
GrafTech International, Ltd. (AE)       59,120             524
Griffon Corp. (AE)                      19,550             429
Harsco Corp.                             2,400             104
HB Fuller Co.                           11,400             312
Hercules, Inc.                          45,500             506
Hughes Supply, Inc.                     36,450           2,037
ID Biomedical Corp. (AE)(z)              7,100              66
IMC Global, Inc.                        30,400             382
Jones Lang LaSalle, Inc. (AE)            9,100             215
Lafarge North America, Inc.             42,800           1,894

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Lennox International, Inc. (z)          41,250             689
LNR Property Corp.                      37,650           1,891
Louisiana-Pacific Corp.                 28,200             665
Lubrizol Corp.                          25,700             817
Martin Marietta Materials, Inc.         30,400           1,315
Maverick Tube Corp. (AE)                31,916             722
Mueller Industries, Inc.                15,600             523
Myers Industries, Inc.                   7,000              99
NCI Building Systems, Inc. (AE)          5,700             167
OM Group, Inc.                          25,600             652
Owens-Illinois, Inc. (AE)                4,200              59
Pactiv Corp. (AE)                       35,500             815
Perini Corp. (z)                        60,610             855
PolyOne Corp.                           22,000             150
Precision Castparts Corp.               19,700             887
Quanta Services, Inc. (AE)(z)          102,100             558
Reliance Steel & Aluminum Co. (z)       42,400           1,400
Royal Gold, Inc. (z)                     6,700              82
RTI International Metals, Inc.           5,900              86
Ryerson Tull, Inc.                       8,200              96
Schnitzer Steel Industries, Inc.
   Class A                              17,500             460
Sealed Air Corp. (AE)                   16,900             829
Shaw Group, Inc. (The) (AE)(z)          64,000             768
Silgan Holdings, Inc. (AE)               6,600             278
Smurfit-Stone Container Corp.
   (AE)                                 57,400             987
Southern Peru Copper Corp. (z)          14,650             425
Steel Dynamics, Inc. (AE)(z)            32,760             789
Symyx Technologies (AE)(z)               6,550             168
Texas Industries, Inc.                  38,100           1,284
Tredegar Corp. (z)                       2,800              37
Unifi, Inc.                             46,300             116
URS Corp.                               12,900             333
USEC, Inc.                              36,950             254
USG Corp. (z)                          112,100           1,595
Washington Group International,
   Inc. (AE)                            20,444             738
Watsco, Inc.                            33,750             984
Wausau-Mosinee Paper Corp.              10,100             142
                                                  ------------
                                                        48,004
                                                  ------------

Miscellaneous - 1.0%
Brunswick Corp.                         37,200           1,529
Carlisle Cos., Inc.                     13,900             824
GenCorp, Inc. (z)                       26,700             283
Johnson Controls, Inc.                  13,600             746
Lancaster Colony Corp.                   3,150             130
San-In Godo Bank, Ltd. (The) (AE)      131,400           1,148
Textron, Inc.                           15,650             864

 16  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Trinity Industries, Inc. (z)            27,000             818
Wesco Financial Corp.                    3,410           1,352
                                                  ------------
                                                         7,694
                                                  ------------

Other Energy - 4.5%
Atwood Oceanics, Inc. (AE)(z)           11,200             410
Capstone Turbine Corp.                  17,300              44
Comstock Resources, Inc. (AE)           32,820             668
Cooper Cameron Corp. (AE)               11,600             561
Denbury Resources Inc. (AE)             63,000           1,150
Encore Acquisition Co. (AE)              3,800             113
Evergreen Resources, Inc. (AE)(z)       24,100             967
Global Power Equipment Group,
   Inc. (AE)                            19,500             141
Grant Prideco, Inc. (AE)                76,500           1,167
Houston Exploration Co. (AE)             7,750             347
Key Energy Services, Inc. (AE)         136,399           1,454
Massey Energy Co.                       24,900             583
Nabors Industries, Ltd. (AE)            15,400             683
National-Oilwell, Inc. Class C
   (AE)                                 67,500           1,885
Patina Oil & Gas Corp.                  80,662           2,242
Patterson-UTI Energy, Inc. (z)         109,899           3,978
Petroleum Development Corp.
   (AE)(z)                              21,500             568
Petroquest Energy, Inc. (AE)            34,000             110
Reliant Energy, Inc. (AE)              141,700           1,178
Rowan Cos., Inc.                        37,500             836
Smith International, Inc.               15,700             860
Sunoco, Inc.                            22,800           1,434
Swift Energy Co. (AE)                   23,400             508
Talisman Energy, Inc.                   14,185             808
TEPPCO Partners L.P. (z)                24,800             932
Tesoro Petroleum Corp. (z)             117,700           2,390
Tom Brown, Inc. (AE)                     6,000             287
Unit Corp.                              34,233             967
Universal Compression Holdings,
   Inc. (AE)                            22,650             674
Veritas DGC, Inc. (AE)(z)              110,850           2,265
Vintage Petroleum, Inc.                 32,300             487
Westport Resources Corp. (AE)           13,200             452
XTO Energy, Inc.                        58,157           1,553
                                                  ------------
                                                        32,702
                                                  ------------

Producer Durables - 6.0%
Advanced Energy Industries, Inc.
   (AE)                                 27,100             359
American Power Conversion               42,200             787
American Tower Corp. Class A            62,900             783
AO Smith Corp.                           4,050             121
Arris Group, Inc. (AE)                  47,500             284

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Artesyn Technologies, Inc.
   (AE)(z)                              79,395             731
Audiovox Corp. Class A (AE)(z)           1,050              16
Briggs & Stratton Corp.                 10,600             742
Brooks Automation, Inc. (AE)            54,455             906
Cable Design Technologies Corp.
   (AE)(z)                              84,000             717
Cascade Corp.                           39,400             820
Champion Enterprises, Inc.
   (AE)(z)                              49,383             538
Cherokee International Corp. (AE)       33,015             492
CNH Global NV                           46,400             922
Crane Co.                                4,550             140
Credence Systems Corp. (AE)(z)          66,945             746
Crown Castle International Corp.
   (AE)                                 41,200             575
Curtiss-Wright Corp. (z)                16,400             772
Cymer, Inc. (AE)                        14,200             454
Dominion Homes, Inc. (AE)(z)             3,100              89
Donaldson Co., Inc.                     89,607           2,458
DR Horton, Inc.                         34,950           1,007
Engineered Support Systems, Inc.         3,000             146
EnPro Industries, Inc. (AE)                650              13
ESCO Technologies, Inc.                 24,600           1,188
Esterline Technologies Corp.            10,950             271
FSI International, Inc. (AE)            24,200             145
Genlyte Group, Inc. (AE)                   400              23
Goodrich Corp.                          77,650           2,236
Graco, Inc.                              5,175             146
Kadant, Inc. (AE)                        4,300              79
Kimball International, Inc. Class
   B (z)                                12,000             177
Lennar Corp. Class A                    20,200             946
Lincoln Electric Holdings, Inc.          8,000             252
Littelfuse, Inc. (AE)                    8,980             345
M/I Homes, Inc. (z)                      6,250             267
Manitowoc Co.                           42,910           1,305
MDC Holdings, Inc.                      22,350           1,381
Meritage Corp.                          21,200           1,438
Metrologic Instruments, Inc. (AE)          700              11
Mettler Toledo International,
   Inc. (AE)                            30,500           1,367
Milacron, Inc. (z)                      91,500             360
Molex, Inc.                             18,500             551
Moog, Inc. Class A                      14,200             469
Novatel Wireless, Inc. (AE)             35,080             517
Orbital Sciences Corp. (AE)(z)          79,200           1,020
Pall Corp.                              27,600             656
Paxar Corp. (AE)                        56,920             938
Photronics, Inc. (AE)                   50,100             746
Plantronics, Inc. (AE)                  43,750           1,660
Polycom, Inc. (AE)                      35,900             685
SBA Communications Corp. (AE)           10,000              40
Semitool, Inc. (AE)                      8,329              92

                                                         Special Growth Fund  17

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Standard-Pacific Corp.                  42,217           2,129
Steelcase, Inc. Class A (z)             15,600             192
Symmetricom, Inc. (AE)                 135,300           1,084
Tecumseh Products Co. Class A           13,600             529
Tektronix, Inc.                         32,500             962
Teledyne Technologies, Inc. (AE)        47,800             907
Terex Corp.                             22,480             738
Thomas Industries, Inc.                  2,200              74
Toll Brothers, Inc. (AE)(z)             27,200           1,076
United Industrial Corp.                 17,100             351
Vyyo, Inc. (AE)(z)                      68,750             406
Watts Water Technologies, Inc.
   Class A                              39,500             967
William Lyon Homes, Inc. (AE)(z)         1,600             141
                                                  ------------
                                                        43,485
                                                  ------------

Technology - 13.9%
3Com Corp. (AE)                        285,100           1,756
Acxiom Corp. (AE)                       12,200             282
ADC Telecommunications, Inc. (AE)      276,600             692
Adtran, Inc.                            23,144             567
Advanced Fibre Communications,
   Inc. (AE)                            56,800             949
Aeroflex, Inc. (AE)                    181,630           2,285
Agile Software Corp. (AE)               62,800             474
AgilySystem, Inc. (z)                    4,200              49
Alliance Semiconductor Corp. (AE)       36,800             213
Altiris, Inc. (AE)(z)                   19,900             503
Analogic Corp.                          16,500             781
Anixter International, Inc.             31,850             933
Anteon International Corp. (AE)         16,200             505
Applied Micro Circuits Corp. (AE)      134,590             594
Ascential Software Corp. (AE)           71,173           1,210
Aspect Communications Corp. (AE)        11,800             140
Aspen Technology, Inc. (AE)(z)         149,610             972
ATI Technologies, Inc. (AE)             24,800             361
Atmel Corp. (AE)                       207,400           1,211
Autodesk, Inc.                          77,150           2,585
Avaya, Inc. (AE)                        38,700             529
Avnet, Inc.                            189,249           4,096
AVX Corp.                               45,800             650
BearingPoint, Inc. (AE)                113,800           1,140
Benchmark Electronics, Inc. (AE)        19,200             519
Borland Software Corp. (AE)             24,500             202
California Micro Devices CP
   (AE)(z)                              35,332             507
Ceridian Corp. (AE)                     41,200             881
Chordiant Software, Inc. (AE)(z)       218,139             851
Ciena Corp. (AE)                       128,900             534
Cognos, Inc. (AE)                       25,175             794

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Coherent, Inc. (AE)(z)                  15,250             373
CommScope, Inc. (AE)(z)                 18,400             322
Compuware Corp. (AE)                   111,300             851
Comtech Telecommunications (AE)         22,926             371
Comverse Technology, Inc. (AE)          78,300           1,281
Cray, Inc. (AE)                         88,520             549
Cypress Semiconductor Corp.
   (AE)(z)                             119,100           1,664
Ditech Communications Corp. (AE)        43,960             632
Dot Hill Systems Corp. (AE)(z)          18,200             137
DRS Technologies, Inc. (AE)             26,000             735
E.piphany, Inc. (AE)                    46,000             201
EDO Corp.                               54,300           1,233
EMS Technologies, Inc. (AE)              3,300              58
Emulex Corp. (AE)(z)                    45,800             763
ESS Technology (AE)                     22,800             244
Exar Corp. (AE)                        123,600           1,886
Fairchild Semiconductor
   International, Inc. (AE)             97,579           1,900
Filenet Corp. (AE)                       7,700             211
Foundry Networks, Inc. (AE)             28,450             326
Gerber Scientific, Inc. (z)             18,400             110
Harris Corp.                            30,700           1,383
Hifn, Inc. (AE)(z)                      55,623             485
Imation Corp.                           33,400           1,302
InFocus Corp. (AE)                     107,000             874
Informatica Corp. (AE)                  93,300             675
Ingram Micro, Inc. Class A (AE)         48,950             585
Integrated Circuit Systems, Inc.
   (AE)                                 38,000             900
Integrated Device Technology,
   Inc. (AE)                           156,800           2,109
Integrated Silicon Solutions,
   Inc. (AE)                            48,400             665
Intergraph Corp. (AE)                    7,800             194
International Rectifier Corp.
   (AE)                                 17,500             694
Internet Security Systems (AE)          56,200             747
Intersil Corp. Class A                  49,300             974
Kemet Corp. (AE)                        83,000           1,028
Keynote Systems, Inc. (AE)              44,100             523
Komag, Inc. (AE)(z)                     10,000             127
L-3 Communications Holdings, Inc.       12,000             741
Lawson Software, Inc. (AE)              41,000             291
LSI Logic Corp. (AE)                   260,150           1,936
Macromedia, Inc. (AE)                   16,400             338
Macrovision Corp. (AE)                  79,170           1,333
Maxtor Corp. (AE)                      206,300           1,343
Mentor Graphics Corp.                   59,829             993
Mercury Interactive Corp. (AE)          12,200             519
Methode Electronics, Inc.               11,450             130
Micromuse, Inc. (AE)                    88,810             596
Microsemi Corp.                         41,600             452
MicroStrategy, Inc. Class A (AE)        38,932           1,870

 18  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
MRO Software, Inc. (AE)                  6,575              88
MSC.Software Corp. (z)                  79,700             743
National Instruments Corp.              35,600           1,088
NCR Corp. (AE)                           7,200             322
NetIQ Corp. (AE)                        47,900             616
Netopia, Inc. (AE)(z)                   57,760             345
Network Associates, Inc. (AE)           19,600             307
Newport Corp.                           38,500             571
Novell, Inc. (AE)                      107,800           1,039
ON Semiconductor Corp. (AE)             81,500             394
PalmOne, Inc. (AE)(z)                   17,000             277
PanAmSat Corp. (AE)(z)                   6,000             138
Park Electrochemical Corp. (z)           8,700             205
Peregrine Systems, Inc. (AE)            21,010             420
Performance Technologies, Inc.
   (AE)(z)                              38,851             505
PerkinElmer, Inc.                       26,000             501
Perot Systems Corp. Class A (AE)        56,400             751
Plexus Corp. (AE)                       17,200             247
Pomeroy IT Solutions, Inc.               7,100              99
Quantum Corp. (AE)(z)                  195,800             613
Quest Software, Inc. (AE)(z)            93,100           1,047
RadiSystem Corp. (AE)(z)                50,525             943
RADWARE, Ltd. (AE)                      28,455             601
Remec, Inc. (AE)(z)                     62,000             390
Sanmina-SCI Corp. (AE)                 342,100           3,429
Seachange International, Inc.
   (AE)(z)                              10,800             125
Semtech Corp. (AE)                      70,700           1,486
Serena Software, Inc. (AE)(z)           68,800           1,223
Sigma Designs, Inc. (AE)(z)             16,150              94
Silicon Graphics, Inc. (AE)(z)         144,600             279
Silicon Storage Technology, Inc.
   (AE)                                 42,700             566
Skyworks Solutions, Inc. (z)            44,000             377
SonicWALL, Inc. (AE)                   104,450             748
Spectrasite, Inc. (AE)                  19,000             710
SRS Labs, Inc. (AE)                     98,997             445
Stellent, Inc. (AE)                     84,495             629
StrataSystem, Inc. (AE)(z)              30,335             620
Sybase, Inc. (AE)                       15,300             262
SYKES Enterprises, Inc. (AE)(z)         10,200              56
Symbol Technologies, Inc.               76,800             922
Tellabs, Inc. (AE)                      84,400             737
TIBCO Software, Inc. (AE)              109,300             820
Transaction Systems Architects,
   Inc. Class A (AE)                    12,800             272
Triquint Semiconductor, Inc. (AE)       43,800             240
TTM Technologies, Inc. (AE)             41,430             460
Ulticom, Inc. (AE)                      49,185             461
UniSystem Corp.                         74,200             967
UNOVA, Inc. (AE)(z)                     94,450           1,653

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Utstarcom, Inc. (AE)(z)                  7,700             203
Verint Systems, Inc. (AE)(z)             4,800             129
Verity, Inc. (AE)                       66,515             825
Vishay Intertechnology, Inc. (AE)       18,350             319
Vitesse Semiconductor Corp. (AE)       101,203             433
WatchGuard Technologies (AE)           103,360             719
Wavecom Sa - ADR (AE)                   47,900             463
WebEx Communications, Inc.
   (AE)(z)                              46,250           1,038
Western Digital Corp. (AE)              82,400             666
Zoran Corp. (AE)(z)                     61,920           1,024
                                                  ------------
                                                       101,069
                                                  ------------

Utilities - 3.5%
AGL Resources, Inc.                     26,600             761
Allete, Inc.                            27,000             933
Avista Corp. (z)                        48,450             819
Centerpoint Energy, Inc.               147,600           1,593
CMS Energy Corp. (z)                    46,300             385
Dobson Communications Corp. Class
   A (AE)(z)                           107,900             386
Duquesne Light Holdings, Inc. (z)        7,500             141
Empire District Electric Co.
   (The) (z)                            10,400             216
Energen Corp.                           26,300           1,088
Hawaiian Electric Industries (z)        14,800             736
IDT Corp. (AE)                          46,300             860
Laclede Group, Inc. (The) (z)            4,400             121
MDU Resources Group, Inc.               42,200             945
National Fuel Gas Co.                    1,600              39
New Jersey Resources Corp.               7,150             272
Nextel Partners, Inc. Class A
   (AE)(z)                             100,700           1,344
Northeast Utilities                    137,850           2,530
Northwest Natural Gas Co.                4,500             132
NSTAR                                   22,200           1,074
OGE Energy Corp.                        18,000             433
Pinnacle West Capital Corp.              3,700             145
PNM Resources, Inc.                     15,300             446
Primus Telecommunications GP
   (AE)(z)                              81,900             456
PTEK Holdings, Inc. (AE)(z)            301,320           3,065
Sierra Pacific Resources (z)            29,100             206
South Jersey Industries, Inc.            3,000             124
Southwest Gas Corp.                      8,500             194
TECO Energy, Inc. (z)                   14,900             190
Telephone & Data Systems, Inc.          29,050           1,916
TELUS Corp.                             41,900             659
Time Warner Telecom, Inc. Class A
   (AE)(z)                              39,850             151
UGI Corp.                               42,500           1,339
US Cellular Corp. (AE)                  23,400             802

                                                         Special Growth Fund  19

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
WGL Holdings, Inc.                      24,300             687
WPS Resources Corp.                      8,500             389
                                                  ------------
                                                        25,577
                                                  ------------

TOTAL COMMON STOCKS
(cost $572,373)                                        682,178
                                                  ------------

SHORT-TERM INVESTMENTS - 20.5%
Frank Russell Investment Company
   Money Market Fund                45,718,445          45,718
Frank Russell Investment Company
   Money Market Fund (N)            48,457,847          48,458
State Street Securities Lending
   Quality Trust (N)                52,177,148          52,177
United States Treasury Bill
   (y)(s)
   0.930% due 06/10/04                   3,000           2,997
                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $149,350)                                        149,350
                                                  ------------

TOTAL INVESTMENTS - 114.1%
(identified cost $721,723)                             831,528

OTHER ASSETS AND LIABILITIES,
NET - (14.1%)                                         (102,848)
                                                  ------------

NET ASSETS - 100.0%                                    728,680
                                                  ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Index
   expiration date 06/04 (92)                              25,753             (1,155)

Russell 2000 E-Mini Index
   expiration date 06/04 (194)                             10,862               (389)

S&P 500 Index
   expiration date 06/04 (19)                               5,254               (108)

S&P 500 E-Mini Index
   expiration date 06/04 (118)                              6,526               (111)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,763)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 20  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
COMMON STOCKS - 96.3%
Auto and Transportation - 3.0%
American Axle & Manufacturing
   Holdings, Inc. (AE)                  65,055           2,503
Autoliv, Inc.                           34,469           1,466
Burlington Northern Santa Fe
   Corp.                               107,100           3,502
CSX Corp.                               51,500           1,584
Delphi Corp.                            83,000             847
FedEx Corp.                            124,498           8,953
Ford Motor Co.                         268,600           4,126
General Motors Corp. (z)               199,800           9,475
Harley-Davidson, Inc.                   86,100           4,849
JB Hunt Transport Services, Inc.
   (z)                                  86,243           2,730
Landstar System, Inc. (AE)              11,200             504
Lear Corp.                              33,600           2,037
Norfolk Southern Corp.                  58,600           1,396
Oshkosh Truck Corp.                     12,400             635
Paccar, Inc.                            14,600             824
Skywest, Inc. (z)                       36,500             664
Southwest Airlines Co.                  34,500             493
Swift Transportation Co., Inc.
   (AE)                                 17,542             297
Union Pacific Corp.                     13,000             766
United Parcel Service, Inc.
   Class B                             152,000          10,663
                                                  ------------
                                                        58,314
                                                  ------------
Consumer Discretionary - 17.6%
Accenture, Ltd. Class A (AE)           125,643           2,987
Activision, Inc. (AE)                   51,600             777
Advance Auto Parts (AE)                 30,606           1,321
Autonation, Inc. (AE)                  149,500           2,544
Barnes & Noble, Inc. (AE)                7,942             237
Bed Bath & Beyond, Inc. (AE)            54,600           2,027
Best Buy Co., Inc.                      43,800           2,376
Black & Decker Corp.                    61,000           3,529
Borders Group, Inc. (z)                 73,651           1,765
Brinker International, Inc. (AE)         5,253             202
Caesars Entertainment, Inc. (AE)       243,703           3,229
Callaway Golf Co. (z)                   27,600             468
Career Education Corp. (AE)             39,000           2,496
CBRL Group, Inc.                        20,200             759
Cendant Corp.                          859,397          20,351
ChoicePoint, Inc. (AE)                   7,100             312
Claire's Stores, Inc.                   81,991           1,671
Clear Channel Communications,
   Inc.                                 17,800             739
Coach, Inc. (AE)                        96,000           4,090
Convergys Corp. (AE)                   120,984           1,757
Darden Restaurants, Inc.                84,600           1,917
Dollar General Corp.                   274,148           5,143

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Eastman Kodak Co.                      113,300           2,922
eBay, Inc. (AE)                         31,000           2,474
Education Management Corp. (AE)         25,800             915
Electronic Arts, Inc. (AE)             118,100           5,978
Federated Department Stores            395,809          19,395
Foot Locker, Inc.                       31,900             766
Fox Entertainment Group, Inc.
   Class A (AE)                        458,527          12,770
Gap, Inc. (The)                        364,400           8,020
Getty Images, Inc. (AE)                 25,300           1,381
Gillette Co. (The)                     299,722          12,265
GTECH Holdings Corp. (z)                38,473           2,344
Harman International Industries,
   Inc.                                111,712           8,473
Harrah's Entertainment, Inc.            47,354           2,518
Harte-Hanks, Inc. Class C               11,300             271
Hearst-Argyle Television, Inc.
   Class C (z)                          10,232             269
Home Depot, Inc.                       929,539          32,709
International Game Technology          119,300           4,502
ITT Educational Services, Inc.           3,561             144
Kimberly-Clark Corp.                   222,900          14,589
Ltd Brands                               9,863             204
Mandalay Resort Group (z)               74,600           4,286
May Department Stores Co. (The)        398,592          12,277
Maytag Corp.                           108,588           3,030
McDonald's Corp.                       351,000           9,558
McGraw-Hill Cos., Inc. (The)
   Class C                             147,643          11,643
MGM Mirage                              62,311           2,854
Michaels Stores, Inc. (z)               31,793           1,591
Mohawk Industries, Inc. (AE)            21,400           1,651
Pacific Sunwear Of California
   (AE)                                 43,675             938
Quiksilver, Inc. (AE)                   11,300             244
RadioShack Corp.                       185,253           5,698
Regis Corp.                             48,696           2,114
Rent-A-Center, Inc. Class C (AE)        35,100           1,027
Ross Stores, Inc.                       60,700           1,851
Sabre Holdings Corp.                    30,704             724
Saks, Inc.                              39,700             572
ServiceMaster Co. (The)                 10,400             126
Snap-On, Inc.                           14,900             503
Starwood Hotels & Resorts
   Worldwide, Inc.                       6,500             259
Strayer Education, Inc.                  3,200             400
Target Corp.                           131,800           5,716
Time Warner, Inc.                      737,700          12,408
Toro Co.                                10,200             593
Tribune Co.                             72,700           3,481
United Auto Group, Inc.                  5,800             179
University of Phoenix Online (AE)       29,648           2,581

                                                    Quantitative Equity Fund  21

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Viacom, Inc. Class B                   594,555          22,980
Wal-Mart Stores, Inc.                  312,316          17,802
Walt Disney Co.                        322,958           7,438
Waste Management, Inc.                 226,000           6,418
Wendy's International, Inc.             13,700             534
Whirlpool Corp.                         56,353           3,692
Yahoo!, Inc. (AE)                       48,200           2,432
Yum! Brands, Inc. (AE)                  92,000           3,569
                                                  ------------
                                                       344,775
                                                  ------------

Consumer Staples - 5.2%
Adolph Coors Co. Class B                17,487           1,149
Albertson's, Inc. (z)                  100,500           2,348
Altria Group, Inc.                     246,420          13,647
Anheuser-Busch Cos., Inc.              200,273          10,262
Coca-Cola Co. (The)                     54,100           2,736
Coca-Cola Enterprises, Inc.            215,951           5,831
Constellation Brands, Inc. Class
   A (AE)                               17,600             583
CVS Corp.                               45,300           1,750
Hershey Foods Corp.                     18,300           1,627
HJ Heinz Co.                            40,400           1,543
Kellogg Co.                                185               8
Kroger Co.                             147,500           2,581
Loews Corp. - Carolina Group (z)        17,253             453
Pepsi Bottling Group, Inc.             226,725           6,636
PepsiAmericas, Inc. (z)                113,320           2,270
PepsiCo, Inc.                           23,008           1,254
Procter & Gamble Co.                   205,100          21,689
Safeway, Inc. (AE)                      61,800           1,418
Sara Lee Corp.                         294,847           6,805
Smithfield Foods, Inc. (AE)              3,420              91
Supervalu, Inc.                        157,146           4,839
Systemco Corp.                          35,100           1,343
Tyson Foods, Inc. Class A              445,625           8,351
WM Wrigley Jr Co.                       35,743           2,205
                                                  ------------
                                                       101,419
                                                  ------------

Financial Services - 20.8%
Affiliated Computer Services,
   Inc. Class A (AE)                    44,900           2,178
Alliance Data Systems Corp. (AE)         8,600             299
Allstate Corp. (The)                   344,831          15,828
American Express Co.                     8,200             401
American International Group,
   Inc.                                 79,713           5,711
Annaly Mortgage Management, Inc.
   (o)(z)                               36,600             633
Arden Realty, Inc. (o)                   2,352              66
Automatic Data Processing, Inc.        118,200           5,178
Bank of America Corp.                  442,056          35,580

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Bank One Corp.                          88,400           4,364
BB&T Corp.                              54,300           1,873
Bear Stearns Cos., Inc. (The) (z)       49,700           3,983
Brandywine Realty Trust (o)              8,900             226
Charter One Financial, Inc.            147,500           4,922
Cigna Corp.                             56,255           3,629
Cincinnati Financial Corp.              32,340           1,326
Citigroup, Inc.                      1,305,295          62,771
CNA Financial Corp. (AE)                20,900             573
Countrywide Financial Corp.             63,000           3,736
Doral Financial Corp. (z)               75,172           2,465
DST Systems, Inc. (AE)(z)               14,600             645
Equity Office Properties Trust
   (o)                                  36,500             919
Fannie Mae                             233,490          16,045
Federated Investors, Inc. Class B       45,100           1,326
Fidelity National Financial, Inc.      296,426          10,849
First American Corp.                    28,500             773
First Horizon National Corp.            59,100           2,598
Fiserv, Inc. (AE)                       41,700           1,525
Freddie Mac                            136,283           7,959
Friedman Billings Ramsey Group,
   Inc. Class A (z)                    108,149           2,001
General Growth Properties, Inc.
   (o)                                  49,522           1,343
Global Payments, Inc.                   11,100             533
Goldman Sachs Group, Inc.              132,300          12,767
Greenpoint Financial Corp.              34,472           1,344
H&R Block, Inc.                         65,900           2,973
Hartford Financial Services
   Group, Inc.                          25,400           1,551
Health Care REIT, Inc. (o)               8,500             271
Hospitality Properties Trust (o)        15,948             623
HRPT Properties Trust (o)               10,000              96
IMPAC Mortgage Holdings, Inc.
   (o)(z)                               26,200             493
iStar Financial, Inc. (o)               10,700             380
Jack Henry & Associates, Inc. (z)      109,582           1,993
JP Morgan Chase & Co.                  597,514          22,467
Keycorp                                137,000           4,069
Kimco Realty Corp. (o)                  17,600             752
Lehman Brothers Holdings, Inc.          42,200           3,097
Lincoln National Corp.                   6,052             272
Loews Corp.                             22,500           1,305
Macerich Co. (The) (o)                   3,470             145
Marsh & McLennan Cos., Inc.             54,106           2,440
MBNA Corp.                             620,971          15,139
Merrill Lynch & Co., Inc.              153,395           8,319
Moody's Corp.                           27,400           1,768
Morgan Stanley                         437,545          22,485
National City Corp.                    357,631          12,399
National Commerce Financial Corp.       18,000             479

 22  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Nationwide Financial Services           26,571             914
North Fork BanCorp., Inc. (z)           14,900             553
Ohio Casualty Corp.                     15,100             296
Old Republic International Corp.        47,900           1,112
Pan Pacific Retail Properties,
   Inc. (o)                              3,210             141
Paychex, Inc.                          129,500           4,828
Popular, Inc.                           13,600             571
Principal Financial Group               79,600           2,810
Progressive Corp. (The)                107,300           9,391
Protective Life Corp.                   11,500             414
Providian Financial Corp.               12,670             154
Regions Financial Corp.                 31,600           1,097
Ryder System, Inc.                      18,387             676
SLM Corp.                              124,100           4,754
SouthTrust Corp.                        19,300             600
Sungard Data Systems, Inc. (AE)        211,794           5,521
Thornburg Mortgage, Inc. (o)(z)         17,300             448
UnionBanCal Corp.                       30,500           1,630
US Bancorp                             216,526           5,552
Wachovia Corp.                         416,477          19,054
Washington Mutual, Inc.                227,600           8,965
Wells Fargo & Co.                      223,571          12,623
WR Berkley Corp.                       119,047           4,821
Zions BanCorp.                          18,500           1,046
                                                  ------------
                                                       407,856
                                                  ------------

Health Care - 15.3%
Abbott Laboratories                    257,600          11,340
Aetna, Inc.                             69,200           5,726
Affymetrix, Inc. (AE)(z)                69,336           2,119
AmerisourceBergen Corp.                 29,300           1,696
Amgen, Inc.                            169,900           9,560
Barr Pharmaceuticals, Inc. (AE)         13,200             547
Baxter International, Inc.              48,000           1,519
Beckman Coulter, Inc.                   22,000           1,228
Becton Dickinson & Co.                 188,487           9,528
Biomet, Inc.                            17,400             687
Boston Scientific Corp. (AE)           173,700           7,155
Bristol-Myers Squibb Co.               232,600           5,838
Cardinal Health, Inc.                   64,000           4,688
Caremark Rx, Inc. (AE)                 106,300           3,598
Community Health Systems, Inc.
   (AE)                                 21,000             542
Coventry Health Care, Inc. (AE)        104,982           4,392
Dade Behring Holdings, Inc. (AE)        13,500             621
DaVita, Inc. (AE)                       18,100             925
Eli Lilly & Co.                          6,900             509
Endo Pharmaceuticals Holdings,
   Inc. (AE)                            31,447             751

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Eon Labs, Inc. (AE)(z)                   9,700             638
Genentech, Inc. (AE)                   108,915          13,375
Guidant Corp.                          137,000           8,632
Health Management Associates,
   Inc. Class A                         43,000             995
Humana, Inc.                           213,320           3,475
IMS Health, Inc.                        42,600           1,076
Johnson & Johnson                      878,707          47,476
King Pharmaceuticals, Inc. (AE)         21,900             378
Kyphon, Inc. (AE) (z)                   12,100             304
Manor Care, Inc.                        19,500             633
McKesson Corp.                         214,500           7,048
Medco Health Solutions, Inc. (AE)       30,400           1,076
Medtronic, Inc.                         93,700           4,728
Merck & Co., Inc.                      644,149          30,275
Mylan Laboratories                     117,600           2,694
Oxford Health Plans                      6,118             333
Pacificare Health Systems (AE)          13,900             497
Pfizer, Inc.                         1,296,780          46,372
Province Healthcare Co. (AE)            27,200             435
Quest Diagnostics                       38,400           3,239
Respironics, Inc. (AE)                  35,065           1,838
Schering-Plough Corp.                  200,500           3,354
Select Medical Corp.                    54,400           1,031
Stryker Corp.                           57,200           5,659
Triad Hospitals, Inc. (AE)              41,900           1,425
UnitedHealth Group, Inc.               328,039          20,168
Universal Health Services, Inc.
   Class B                               4,366             192
Varian Medical Systems, Inc.            60,740           5,214
Watson Pharmaceuticals, Inc. (AE)       64,000           2,279
WellPoint Health Networks                2,840             317
Wyeth                                  320,858          12,215
                                                  ------------
                                                       300,340
                                                  ------------

Integrated Oils - 4.6%
Amerada Hess Corp.                      19,600           1,394
ChevronTexaco Corp.                    102,600           9,388
ConocoPhillips                         230,600          16,442
Exxon Mobil Corp.                      931,373          39,629
Marathon Oil Corp.                     393,982          13,222
Occidental Petroleum Corp.             216,181          10,204
                                                  ------------
                                                        90,279
                                                  ------------

Materials and Processing - 2.8%
Acuity Brands, Inc.                     11,300             277
Alcoa, Inc.                            254,741           7,833
American Standard Cos., Inc. (AE)       25,000           2,630
Archer-Daniels-Midland Co.             400,313           7,029

                                                    Quantitative Equity Fund  23

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Cabot Corp.                             16,454             556
Dow Chemical Co. (The)                 189,550           7,523
Ecolab, Inc.                            99,400           2,962
EI Du Pont de Nemours & Co.              7,100             305
Energizer Holdings, Inc. (AE)           35,800           1,550
Florida Rock Industries, Inc. (z)       30,267           1,204
Freeport-McMoRan Copper & Gold,
   Inc. Class B                         47,300           1,443
Georgia-Pacific Corp.                  118,264           4,151
Masco Corp.                            127,400           3,568
Monsanto Co.                           104,602           3,618
Phelps Dodge Corp.                      41,204           2,712
Praxair, Inc.                           40,000           1,462
Sherwin-Williams Co. (The)              65,086           2,477
Sigma-Aldrich Corp.                     45,400           2,571
Vulcan Materials Co.                     7,597             351
                                                  ------------
                                                        54,222
                                                  ------------

Miscellaneous - 4.2%
3M Co.                                 241,614          20,895
Fortune Brands, Inc.                    56,785           4,330
General Electric Co.                 1,524,919          45,670
ITT Industries, Inc.                    31,800           2,521
Johnson Controls, Inc.                  58,500           3,209
Textron, Inc.                          100,600           5,551
                                                  ------------
                                                        82,176
                                                  ------------

Other Energy - 0.6%
Anadarko Petroleum Corp.                39,587           2,121
Halliburton Co.                         48,300           1,439
Pogo Producing Co.                      39,917           1,969
Premcor, Inc. (AE)(z)                   18,474             636
Reliant Energy, Inc. (AE)               95,700             795
Valero Energy Corp.                     85,380           5,444
                                                  ------------
                                                        12,404
                                                  ------------

Producer Durables - 3.6%
Agilent Technologies, Inc. (AE)        109,700           2,963
Boeing Co. (The)                        88,100           3,761
Briggs & Stratton Corp.                  7,900             553
Caterpillar, Inc.                       67,600           5,255
Centex Corp.                           196,708           9,432
Deere & Co.                             41,530           2,826
DR Horton, Inc. (z)                    313,978           9,043
Lennar Corp. Class A                    11,600             543
Lexmark International, Inc. (AE)       106,627           9,645
Lockheed Martin Corp.                   58,700           2,800
Molex, Inc. (z)                         56,200           1,674

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Northrop Grumman Corp.                  34,800           3,454
NVR, Inc. (z)                           10,882           4,908
Polycom, Inc. (AE)                      58,974           1,125
Pulte Homes, Inc.                       43,000           2,114
Rockwell Collins, Inc.                 139,363           4,494
Standard-Pacific Corp.                  24,400           1,231
Steelcase, Inc. Class A (z)              8,200             101
Tektronix, Inc.                         62,500           1,850
United Defense Industries, Inc.
   (AE)                                 48,642           1,685
United Technologies Corp.               11,400             983
                                                  ------------
                                                        70,440
                                                  ------------

Technology - 13.3%
3Com Corp. (AE)                        331,171           2,040
Acxiom Corp. (AE)                        3,595              83
ADC Telecommunications, Inc. (AE)      188,600             472
Adobe Systems, Inc.                     34,169           1,413
Altera Corp. (AE)                       52,700           1,055
Amkor Technology, Inc. (AE)             19,998             162
Amphenol Corp. Class A (AE)             38,100           1,204
Analog Devices, Inc.                    89,700           3,821
Apple Computer, Inc.                    49,200           1,266
Atmel Corp. (AE)                        55,786             326
Autodesk, Inc.                           8,005             268
Benchmark Electronics, Inc. (AE)        11,300             305
BMC Software, Inc. (AE)                 55,180             955
Broadcom Corp. Class A (AE)             65,600           2,477
Ciena Corp. (AE)                        36,400             151
Cisco Systems, Inc. (AE)               916,524          19,128
Computer Associates
   International, Inc.                  93,237           2,500
Computer Sciences Corp.                 61,900           2,532
Comverse Technology, Inc. (AE)          59,000             965
Corning, Inc.                          194,800           2,149
CSG Systems International (AE)          10,405             175
Cypress Semiconductor Corp.
   (AE)(z)                              10,100             141
Dell, Inc. (AE)                        283,800           9,851
EMC Corp.                            1,327,141          14,811
General Dynamics Corp.                  14,600           1,367
Harris Corp.                            10,260             462
Hewlett-Packard Co.                    288,200           5,678
Ingram Micro, Inc. Class A (AE)         65,500             783
Intel Corp.                          1,537,150          39,550
International Business Machines
   Corp.                               249,517          22,000
Intuit, Inc. (AE)                       52,700           2,238
Jabil Circuit, Inc. (AE)                26,000             686
Juniper Networks, Inc. (AE)(z)          32,300             707
Kemet Corp. (AE)                        53,100             657
LSI Logic Corp. (AE)                    16,900             126

 24  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Maxim Integrated Products              199,506           9,175
Micron Technology, Inc.                 63,300             862
Microsoft Corp.                      1,577,087          40,956
Motorola, Inc.                         458,300           8,364
National Semiconductor Corp. (AE)       34,600           1,411
Network Appliance, Inc. (AE)            15,501             289
Oracle Corp. (AE)                      377,800           4,239
PanAmSat Corp. (AE)(z)                   3,465              80
Peoplesoft, Inc. (AE)                   14,110             238
Plexus Corp. (AE)                       19,000             273
Qualcomm, Inc.                          91,800           5,734
Retek, Inc. (AE)                         9,502              66
Rockwell Automation, Inc.               30,000             981
Sandisk Corp. (AE)(z)                  153,500           3,547
Sanmina-SCI Corp. (AE)                 586,883           5,881
Scientific-Atlanta, Inc.               165,223           5,352
Siebel Systems, Inc. (AE)              106,227           1,092
Solectron Corp. (AE)                    20,000              98
Storage Technology Corp. (AE)           86,688           2,277
Sun MicroSystems, Inc. (AE)            567,020           2,211
SynopSystem, Inc. (AE)(z)              127,112           3,398
Texas Instruments, Inc.                708,079          17,773
Triquint Semiconductor, Inc. (AE)       38,000             209
Veritas Software Corp. (AE)             13,000             347
Xilinx, Inc.                            68,300           2,297
                                                  ------------
                                                       259,654
                                                  ------------

Utilities - 5.3%
AGL Resources, Inc.                     19,300             552
American Electric Power Co., Inc.       41,700           1,269
AT&T Corp.                             119,800           2,055
AT&T Wireless Services, Inc. (AE)      125,430           1,732
BellSouth Corp.                        694,549          17,926
Centerpoint Energy, Inc. (z)            92,900           1,002
Comcast Corp. Class A                   15,300             461
Constellation Energy Group, Inc.       100,556           3,869
Dominion Resources, Inc.                33,000           2,106
DPL, Inc.                               53,100             936
DTE Energy Co.                          54,300           2,119
Duke Energy Corp. (z)                  123,800           2,607
Edison International                   323,800           7,577
Entergy Corp.                            1,248              68
Exelon Corp.                           170,300          11,400
National Fuel Gas Co.                   16,500             404

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Nextel Communications, Inc. Class
   A (AE)                              332,600           7,936
Nicor, Inc. (z)                          1,821              62
NII Holdings, Inc. Class B (AE)         10,100             354
NiSource, Inc.                          21,500             433
Northeast Utilities                     65,300           1,198
NTL, Inc. (AE)                          36,500           2,072
Oneok, Inc. (z)                         40,900             857
PG&E Corp.                              23,276             641
Pinnacle West Capital Corp.             12,800             500
Qwest Communications
   International                        83,400             335
SBC Communications, Inc.               136,300           3,394
Sempra Energy                           50,600           1,607
Sprint Corp.-FON Group                 429,361           7,681
TXU Corp.                              109,000           3,721
UGI Corp.                                8,400             265
UnitedGlobalCom, Inc. Class A
   (AE)                                 83,800             627
Verizon Communications, Inc.           446,662          16,857
WGL Holdings, Inc. (z)                   6,800             192
                                                  ------------
                                                       104,815
                                                  ------------

TOTAL COMMON STOCKS
(cost $1,659,161)                                    1,886,694
                                                  ------------

SHORT-TERM INVESTMENTS - 6.3%
Frank Russell Investment Company
   Money Market Fund                67,230,000          67,230
Frank Russell Investment Company
   Money Market Fund (N)            24,089,434          24,089
State Street Securities Lending
   Quality Trust (N)                25,938,378          25,938
United States Treasury Bill
   (y)(s)
   0.930% due 06/10/04                   5,000           4,996
                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $122,253)                                        122,253
                                                  ------------

TOTAL INVESTMENTS - 102.6%
(identified cost $1,781,414)                         2,008,947

OTHER ASSETS AND LIABILITIES,
NET - (2.6%)                                           (50,620)
                                                  ------------

NET ASSETS - 100.0%                                  1,958,327
                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                    Quantitative Equity Fund  25

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/04 (33)                               9,756               (398)

S&P 500 E-Mini Index
   expiration date 06/04 (363)                             20,076               (446)

S&P 500 Index
   expiration date 06/04 (56)                              15,485               (456)

S&P Midcap 400 Index
   expiration date 06/04 (85)                              24,786               (297)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,597)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 26  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
COMMON STOCKS - 89.7%
Australia - 3.1%
Alumina, Ltd. (z)                        6,000              22
Amcor, Ltd.                            703,213           3,526
AMP, Ltd. (AE)                         330,804           1,379
Australia & New Zealand Banking
   Group, Ltd.                         215,004           2,884
Australian Gas Light Co., Ltd.           7,500              63
Australian Stock Exchange, Ltd.         11,190             130
BHP Billiton, Ltd.                     341,185           2,827
Billabong International, Ltd. (z)       17,190              94
BlueScope Steel, Ltd.                  199,500             847
Boral, Ltd.                             35,200             153
Brambles Industries, Ltd. (z)          201,650             808
CFS Gandel Retail Trust                 88,100              87
Coca-Cola Amatil, Ltd.                   8,900              44
Coles Myer, Ltd. (z)                   470,643           2,846
Commonwealth Bank of Australia          26,500             598
Commonwealth Property Office Fund
   (z)                                  68,400              56
CSL, Ltd.                               32,825             523
CSR, Ltd.                               88,900             123
David Jones, Ltd. (z)                   58,400              67
Deutsche Office Trust                   46,800              37
Foster's Group, Ltd.                 1,471,398           5,198
Futuris Corp., Ltd. (z)                 29,800              33
General Property Trust                  47,400             103
Iluka Resources, Ltd.                    7,500              21
Insurance Australia Group, Ltd.
   (z)                                  58,000             204
James Hardie Industries NV              48,970             237
John Fairfax Holdings, Ltd.            135,400             328
Leighton Holdings, Ltd. (z)              1,100               8
Lend Lease Corp., Ltd.                  39,200             302
Lion Nathan, Ltd.                       11,200              51
Macquarie Bank, Ltd. (z)                17,340             434
Macquarie Infrastructure Group          25,200              50
Mayne Nickless, Ltd.                    37,100              85
National Australia Bank, Ltd. (z)      380,057           8,091
Newcrest Mining, Ltd.                    3,600              30
News Corp., Ltd. (z)                   122,982           1,135
OneSteel, Ltd.                          78,200             127
Orica, Ltd.                             94,389           1,007
Origin Energy, Ltd.                     20,900              86
PaperlinX, Ltd.                         10,700              39
Promina Group, Ltd. (AE)               417,249           1,130
Publishing & Broadcasting, Ltd.
   (z)                                  31,540             278
Qantas Airways, Ltd.                    42,600             103
QBE Insurance Group, Ltd. (z)          131,057           1,103

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Rinker Group, Ltd.                      85,569             440
Rio Tinto, Ltd. (z)                      3,100              73
Santos, Ltd.                           397,500           1,846
Sons of Gwalia, Ltd. (AE)(z)            28,100              50
Stockland Trust Group (AE)(z)           25,500              95
Suncorp-Metway, Ltd.                    15,200             147
TABCORP Holdings, Ltd. (z)               8,500              81
Telstra Corp., Ltd.                    931,287           3,216
Wesfarmers, Ltd.                        21,800             450
Westfield Holdings, Ltd. (z)            29,500             302
Westfield Trust (z)                     34,500             101
Westpac Banking Corp.                  193,070           2,437
WMC Resources, Ltd.                    134,100             464
Woodside Petroleum, Ltd.                 5,500              66
Woolworths, Ltd.                        76,990             656
                                                  ------------
                                                        47,721
                                                  ------------

Austria - 0.1%
Erste Bank der Oesterreichischen
   Sparkassen AG                         4,600             688
OMV AG                                   1,500             274
                                                  ------------
                                                           962
                                                  ------------

Belgium - 0.9%
AGFA-Gevaert NV (z)                     45,949           1,044
Belgacom SA (AE)                        39,862           1,209
Colruyt SA                               5,200             559
Delhaize Group (z)                      21,300           1,034
Dexia (z)                               95,270           1,566
Dexia (AE)                              81,850               1
Electrabel (z)                           6,592           2,164
Fortis                                  12,600             274
Fortis (z)                             139,912           3,048
Groupe Bruxelles Lambert SA (z)          4,000             241
KBC Bancassurance Holding (z)           24,000           1,349
Solvay SA                                1,900             159
Umicore (z)                             26,100           1,510
                                                  ------------
                                                        14,158
                                                  ------------

Brazil - 0.1%
Cia Vale do Rio Doce - ADR              25,328           1,152
Petroleo Brasileiro SA - ADR            27,650             799
                                                  ------------
                                                         1,951
                                                  ------------

Canada - 1.3%
Abitibi-Consolidated, Inc.              71,400             500
Alcan, Inc.                             11,400             459
Bank of Montreal                           472              18

                                               International Securities Fund  27

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Bank of Nova Scotia                    103,730           2,661
Bombardier, Inc. Class B               309,000           1,362
Canadian National Railway Co.           26,900           1,015
Canadian Natural Resources, Ltd.        18,100             996
Cinram International, Inc.              22,800             384
Great-West Lifeco, Inc.                  7,800             287
Magna International, Inc. Class A        8,300             659
Manulife Financial Corp.                10,400             385
Nortel Networks Corp.                   61,700             231
Precision Drilling Corp. (AE)           18,500             881
Research In Motion, Ltd. (AE)           26,250           2,277
Royal Bank of Canada                    28,000           1,245
Suncor Energy, Inc.                     21,600             515
Talisman Energy, Inc.                   67,400           3,835
TELUS Corp. (Non-voting shares)         21,600             340
Thomson Corp. (The) (AE)                56,800           1,809
                                                  ------------
                                                        19,859
                                                  ------------

China - 0.3%
China Petroleum & Chemical Corp.
   Class H                           2,640,000             914
China Shipping Development Co.,
   Ltd. Class H (z)                    540,000             313
Huaneng Power International, Inc.
   Class H (z)                       2,088,000           1,954
PetroChina Co., Ltd. Class H (z)     2,014,000             878
                                                  ------------
                                                         4,059
                                                  ------------

Denmark - 0.5%
D/S Svendborg Class B (AE)(z)               75             472
Danske Bank A/S                        140,731           3,162
DSV DE Sammenslut Vogn A/S (z)           1,700              72
East Asiatic Co., Ltd. A/S (z)           1,900              77
FLS Industries A/S Class B               3,400              44
GN Store Nord                            8,000              62
ISS A/S (z)                             22,612           1,129
Novo-Nordisk A/S Class B                42,019           1,996
Novozymes A/S Class S                    2,400              99
TDC A/S (z)                              5,200             177
                                                  ------------
                                                         7,290
                                                  ------------

Estonia - 0.1%
Hansabank EEK (AE)                      79,800             611
Hansabank, Ltd.                         26,600             204
                                                  ------------
                                                           815
                                                  ------------

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------

Finland - 0.8%
Elisa OYJ (AE)(z)                        7,000              96
Fortum OYJ                             145,457           1,630
Nokia OYJ (z)                          254,878           3,586
Nokia OYJ - ADR                         66,850             937
Pohjola Group PLC Class D               10,900             108
Sampo OYJ Class A                      139,850           1,339
Stora Enso OYJ                           9,700             131
Tietoenator OYJ                         18,900             563
UPM-Kymmene OYJ                        226,374           4,172
                                                  ------------
                                                        12,562
                                                  ------------

France - 8.2%
Accor SA (z)                            78,179           3,290
Air France (z)                          12,600             219
Air Liquide (z)                          7,825           1,370
Alcatel SA (z)                          77,449           1,154
Altran Technologies SA (z)              20,700             216
Atos Origin                             10,500             608
Aventis SA (z)                          66,772           5,085
AXA (z)                                270,884           5,703
BNP Paribas (z)                        171,613          10,303
Bouygues (z)                            99,600           3,400
Caisse Nationale du Credit
   Agricole (z)                         60,005           1,480
Cap Gemini SA (z)                        4,000             142
Carrefour SA (z)                       119,335           5,536
Casino Guichard Perrachon SA (z)         1,000              89
Christian Dior SA (z)                   11,900             747
Cie de Saint-Gobain (z)                108,787           5,491
Cie Generale D'Optique Essilor
   International SA (z)                  9,300             544
CNP Assurances (z)                      15,674             930
Compagnie Generale des
   Etablissements Michelin Class
   B (z)                                30,499           1,427
France Telecom (z)                     234,542           5,658
Groupe Danone (z)                       14,817           2,482
Lafarge SA (z)                          30,681           2,555
Lagardere S.C.A. (z)                    71,643           4,314
L'Oreal SA (z)                          24,704           1,862
LVMH Moet Hennessy Louis Vuitton
   SA (z)                               23,200           1,635
Pernod-Ricard (z)                        4,100             517
Peugeot SA (z)                          20,100           1,080
Pinault-Printemps-Redoute (z)           17,421           1,797
Renault SA (z)                          18,700           1,395
Rhodia SA (z)                           86,839             133
Sanofi-Synthelabo SA (z)               100,100           6,358
Schneider Electric SA (z)               30,900           2,081

 28  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Societe Assurances Generales de
   France (z)                           66,554           4,064
Societe BIC SA (z)                       1,300              56
Societe Generale (z)                    98,338           8,190
Societe Television Francaise 1
   (z)                                  49,600           1,532
Suez SA (z)                             82,216           1,647
Technip SA (z)                          15,700           2,175
Thomson (z)                            135,700           2,618
Total SA (z)                           107,693          19,914
Total SA - ADR (z)                      33,036           3,043
Unibail (z)                              2,300             217
Vinci SA (z)                             1,700             165
Vivendi Universal SA (z)               216,493           5,446
                                                  ------------
                                                       128,668
                                                  ------------
Germany - 6.5%
Adidas-Salomon AG (z)                   21,950           2,534
Allianz AG (z)                          43,143           4,576
Altana AG (z)                           23,440           1,492
AMB Generali Holding AG (z)              7,900             577
BASF AG (z)                              9,900             511
Bayer AG (z)                           203,827           5,552
Bayerische Hypo-und Vereinsbank
   AG                                  332,986           5,778
Bayerische Motoren Werke AG (z)         66,577           2,870
Celesio AG (z)                           7,300             407
Commerzbank AG                          19,100             329
Continental AG (z)                      87,100           3,779
DaimlerChrysler AG (z)                 139,094           6,232
Deutsche Bank AG (z)                    17,900           1,475
Deutsche Boerse AG (z)                  34,551           1,900
Deutsche Genossenschafts-
   Hypothekenbank (AE)                  33,400           2,161
Deutsche Lufthansa AG                   92,154           1,480
Deutsche Post AG                       270,791           5,968
Deutsche Telekom AG                    279,856           4,829
E.ON AG (z)                             78,364           5,193
Fresenius Medical Care AG (z)            7,800             543
Hannover Rueckversicherung AG (z)       20,500             704
HeidelbergCement AG                     31,540           1,423
Infineon Technologies AG (AE)(z)        66,800             856
KarstadtQuelle AG (z)                   88,500           1,880
Linde AG (z)                             2,900             159
MAN AG (z)                             158,400           5,816
Medion AG (z)                           17,400             740
Merck KGaA (z)                          10,100             541
Metro AG (z)                            17,000             754
MG Technologies AG (z)                  11,700             172

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Muenchener Rueckversicherungs AG
   (z)                                  12,383           1,339
ProSieben SAT.1 Media AG (AE)(z)         4,639              91
Puma AG Rudolf Dassler Sport (z)        13,742           3,160
RWE AG (z)                             165,748           7,192
SAP AG (z)                              14,350           2,175
SAP AG - ADR                             1,000              37
Schering AG (z)                         75,213           3,952
Siemens AG                             105,850           7,642
ThyssenKrupp AG (z)                     12,100             210
T-Online International AG Class G
   (AE)                                 66,500             723
TUI AG                                   9,300             194
United Internet AG                      21,000             528
Volkswagen AG (z)                       71,857           3,165
                                                  ------------
                                                       101,639
                                                  ------------

Greece - 0.5%
Alpha Bank AE                           61,300           1,910
Cosmote Mobile Communications SA        46,100             737
EFG Eurobank Ergasias SA                32,700             699
Hellenic Telecommunications
   Organization SA                     109,089           1,584
Hellenic Telecommunications
   Organization SA - ADR (z)            26,000             186
OPAP SA                                115,280           2,197
                                                  ------------
                                                         7,313
                                                  ------------

Hong Kong - 1.8%
Bank of East Asia, Ltd.                382,143           1,112
BOC Hong Kong Holdings, Ltd. (z)       481,000             820
Cathay Pacific Airways, Ltd. (z)        51,000              92
Cheung Kong Holdings, Ltd.             131,800           1,014
China Mobile Hong Kong, Ltd.           566,500           1,493
CLP Holdings, Ltd.                      84,500             450
DAH Sing Financial                      15,200             109
Denway Motors, Ltd. (z)                400,000             191
Esprit Holdings, Ltd.                  109,000             450
Hang Lung Properties, Ltd. (z)         540,000             727
Hang Seng Bank, Ltd.                    43,600             553
Henderson Land Development (z)           8,000              36
Hong Kong & China Gas                  479,000             823
Hong Kong Exchanges and Clearing,
   Ltd.                                 30,000              60
HongKong Electric Holdings             514,000           2,254
Hongkong Land Holdings, Ltd.            63,000             109
Hopewell Holdings                       54,000              96
Hutchison Whampoa, Ltd.                 67,000             451
Hysan Development Co., Ltd. (z)         35,000              58

                                               International Securities Fund  29

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Jardine Matheson Holdings, Ltd.        161,300           1,629
Johnson Electric Holdings, Ltd.         83,000              73
Li & Fung, Ltd.                        869,000           1,354
MTR Corp. (z)                          558,562             849
New World Development, Ltd. (z)        162,000             130
PCCW, Ltd. (AE)                        330,000             224
Shangri-La Asia, Ltd. (z)              153,000             148
Sino Land Co. (z)                    1,824,000           1,105
SmarTone Telecommunications
   Holding, Ltd.                         8,000               9
Sun Hung Kai Properties, Ltd.          708,000           6,082
Swire Pacific, Ltd. Class A (z)        323,300           2,114
Techtronic Industries Co.               59,500             159
Wharf Holdings, Ltd. (z)             1,226,862           3,366
Yue Yuen Industrial Holdings (z)        25,500              68
                                                  ------------
                                                        28,208
                                                  ------------

Hungary - 0.0%
OTP Bank Rt                             31,200             582
                                                  ------------

India - 0.2%
InfoSystem Technologies, Ltd. -
   ADR (z)                               3,200             259
Reliance Industries, Ltd. - GDR         58,700           1,497
State Bank of India, Ltd. - GDR         38,000           1,480
                                                  ------------
                                                         3,236
                                                  ------------

Ireland - 0.5%
Bank of Ireland                        310,758           3,765
CRH PLC                                    793              17
CRH PLC                                 75,347           1,600
Depfa Bank PLC                          19,950           2,991
                                                  ------------
                                                         8,373
                                                  ------------

Israel - 0.1%
Check Point Software Technologies
   (AE)                                 35,100             822
                                                  ------------

Italy - 3.4%
Arnoldo Mondadori Editore SpA           23,200             217
Assicurazioni Generali SpA (z)          11,700             308
Autostrade SpA (z)                      49,952             922
Banca Intesa SpA (AE)(z)             2,683,071           8,874
Banca Nazionale del Lavoro SpA
   (AE)                                160,400             359
Banca Popolare di Milano SCRL (z)       28,500             168
Banche Popolari Unite SCRL (z)          34,811             592
Banco Popolare di Verona e Novara
   SCRL (z)                             77,686           1,292
Benetton Group SpA (z)                  90,600           1,062

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Capitalia SpA (z)                      249,400             690
e.Biscom (AE)(z)                         3,600             214
Enel SpA (z)                            57,400             457
Ente Nazionale Idrocarburi SpA
   (z)                                 688,374          13,991
Fiat SpA (z)                           387,603           2,727
Finmeccanica SpA (z)                 2,360,560           1,802
Fondiaria-Sai SpA                        7,400             163
Gruppo Editoriale L'Espresso SpA
   (z)                                  51,100             301
Italcementi SpA (z)                     32,800             411
Mediaset SpA (z)                       397,236           4,356
Parmalat Finanziaria SpA (z)            42,200               6
Riunione Adriatica di Sicurta SpA
   (z)                                  26,057             477
Saipem SpA (z)                         239,300           2,243
Sanpaolo IMI SpA (z)                   110,130           1,284
Snam Rete Gas SpA                      248,300           1,101
Telecom Italia (AE)(z)               1,196,738           3,836
Telecom Italia SpA (z)                 880,792           2,053
UniCredito Italiano SpA (z)            774,600           3,611
                                                  ------------
                                                        53,517
                                                  ------------

Japan - 22.5%
77 Bank, Ltd. (The)                    234,000           1,407
Acom Co., Ltd.                          16,260           1,157
Advantest Corp.                         12,300             935
Aeon Co., Ltd.                          66,400           2,911
Aiful Corp.                             45,410           4,606
Aioi Insurance Co., Ltd.                36,000             158
Aisin Seiki Co., Ltd.                   18,300             322
Ajinomoto Co., Inc.                     77,000             900
All Nippon Airways Co., Ltd. (AE)       28,000              85
Alps Electric Co., Ltd. (z)            102,000           1,469
Amano Corp. (AE)                         6,000              46
Anritsu Corp. (AE)(z)                   41,000             298
Aoyama Trading Co., Ltd.                 1,100              25
Asahi Breweries, Ltd.                    6,700              75
Asahi Glass Co., Ltd.                  217,000           2,295
Asahi Kasei Corp.                       49,000             268
Autobacs Seven Co., Ltd. (z)             2,200              59
Bank of Fukuoka, Ltd. (The) (z)          4,000              21
Bank of Yokohama, Ltd. (The) (z)        24,000             131
Benesse Corp.                            3,100              85
Bridgestone Corp.                      183,000           3,096
Brother Industries, Ltd.                 6,000              59
Canon, Inc.                            294,000          15,417
Central Glass Co., Ltd.                 15,000             111
Central Japan Railway Co. (z)               24             196
Chiba Bank, Ltd. (The)                  19,000             103
Chubu Electric Power Co., Inc.
   (z)                                  18,400             383

 30  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Citizen Watch Co., Ltd.                 34,000             343
Credit Saison Co., Ltd.                 79,750           2,333
D&M Holdings, Inc.                      48,000             175
Dai Nippon Printing Co., Ltd.           39,000             591
Daiichi Pharmaceutical Co., Ltd.        32,200             564
Daikin Industries, Ltd.                 16,000             375
Daimaru, Inc. (AE)(z)                   22,000             191
Dainippon Ink and Chemicals, Inc.        7,000              17
Daito Trust Construction Co.,
   Ltd.                                  8,850             300
Daiwa House Industry Co., Ltd.         191,000           2,136
Daiwa Securities Group, Inc.            74,000             556
Denso Corp.                            104,000           2,190
Dentsu, Inc.                               211             590
Dentsu, Inc. (AE)                          211             587
Don Quijote Co., Ltd. (z)                4,100             292
Dowa Mining Co., Ltd. (AE)              55,000             304
East Japan Railway Co.                     341           1,742
Eisai Co., Ltd.                        160,700           4,104
Faith, Inc. (z)                             12              89
FamilyMart Co., Ltd.                     3,600             103
Fanuc, Ltd.                              8,200             502
Fast Retailing Co., Ltd.                48,800           3,801
FCC Co., Ltd.                            5,400             199
Fuji Heavy Industries, Ltd.            215,000           1,034
Fuji Machine Manufacturing Co.,
   Ltd.                                 34,400             404
Fuji Photo Film Co., Ltd.               88,000           2,829
Fujikura, Ltd. (z)                      17,000              92
Fujisawa Pharmaceutical Co., Ltd.        1,900              44
Fujitsu, Ltd. (z)                       94,000             653
Fukuoka Sogo Bank (z)                   67,000             227
Funai Electric Co., Ltd.                 7,400           1,100
Furukawa Electric Co., Ltd. (z)         67,000             258
Futaba Corp.                             5,700             149
Goodwill Group, Inc. (The) (z)             607           2,386
Gunze, Ltd.                              6,000              29
Hachijuni Bank (AE)                      6,000              37
Hankyu Department Stores (AE)           10,000              83
Haseko Corp. (z)                       182,500             531
Hirose Electric Co., Ltd.                4,300             493
HIS Co., Ltd.                            8,200             225
Hitachi Cable, Ltd.                     41,000             206
Hitachi Chemical Co., Ltd.               6,300             115
Hitachi Construction Machinery
   Co., Ltd. (z)                         5,000              67
Hitachi Maxell, Ltd.                    14,000             203
Hitachi Zosen Corp.                     74,000             139
Hitachi, Ltd.                          704,000           4,941
Hokkaido Electric Power Co., Inc.        5,700              94
Hokuriku Electric Power Co. (z)          4,700              76

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Honda Motor Co., Ltd.                  137,000           5,497
Hoya Corp.                              23,200           2,509
Isetan Co., Ltd.                        78,000           1,077
Isuzu Motors, Ltd. (z)                  96,000             258
Itochu Corp.                           475,000           2,009
Itochu Techno-Science Corp. (z)          2,200              84
Ito-Yokado Co., Ltd.                    52,000           2,162
Japan Radio Co., Ltd. (z)               34,000             143
Japan Retail Fund Investment
   Corp. (AE)(o)                            59             391
Japan Tobacco, Inc.                         80             639
JFE Holdings, Inc.                      71,700           1,607
Joyo Bank (AE)                          17,000              66
Kadokawa Holdings, Inc.                    200               7
Kaken Pharmaceutical Co., Ltd.
   (z)                                  11,000              61
Kamigumi Co., Ltd.                      37,000             256
Kaneka Corp.                            31,000             286
Kansai Electric Power Co., Inc.
   (The)                                67,700           1,184
Kao Corp.                               98,000           2,339
Kawasaki Heavy Industries, Ltd.
   (z)                                  92,000             141
Kawasaki Kisen Kaisha, Ltd.             35,000             150
KDDI Corp.                                 390           2,335
Keio Teito Electric Railway (AE)        32,000             179
Keyence Corp.                            3,700             888
Kirin Brewery Co., Ltd.                  7,000              69
Kobe Steel, Ltd.                        50,000              69
Kokuyo Co., Ltd.                         1,000              12
Komatsu, Ltd.                           34,000             194
Konica Minolta Holdings, Inc.          110,000           1,522
Koyo Seiko Co., Ltd. (z)                26,000             272
Kubota Corp.                            67,000             291
Kyocera Corp.                           28,600           2,365
Kyorin Pharmaceutical Co., Ltd.          6,000              83
Kyowa Hakko Kogyo Co., Ltd.              3,000              20
Kyushu Electric Power Co., Inc.         40,500             697
Lawson, Inc.                            52,400           1,965
Mabuchi Motor Co., Ltd.                 26,700           1,840
Makita Corp.                            14,000             189
Marubeni Corp. (z)                     694,000           1,747
Marui Co., Ltd.                        138,900           2,179
Matsumotokiyoshi Co., Ltd. (z)          51,600           1,561
Matsushita Electric Industrial
   Co., Ltd.                           388,000           5,696
Meiji Dairies Corp. (AE)                12,000              56
Meiji Seika Kaisha, Ltd (AE)(z)          8,000              33
Meitec Corp. (z)                         6,600             233
Millea Holdings, Inc.                      627           8,915
Minebea Co., Ltd.                      288,000           1,406
Misawa Homes Holdings, Inc. (AE)        49,000             168
Mitsubishi Chemical Corp.               81,000             220

                                               International Securities Fund  31

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Mitsubishi Corp.                        77,000             734
Mitsubishi Electric Corp.              378,000           1,910
Mitsubishi Estate Co., Ltd.            578,000           6,831
Mitsubishi Gas Chemical Co., Inc.       18,000              67
Mitsubishi Heavy Industries, Ltd.      208,000             573
Mitsubishi Motors Corp. (z)            141,000             349
Mitsubishi Rayon Co., Ltd.             100,000             350
Mitsubishi Securities Co., Ltd.
   (z)                                  42,000             542
Mitsubishi Tokyo Financial Group,
   Inc.                                  1,279          11,375
Mitsui & Co., Ltd. (z)                 265,000           2,184
Mitsui Chemicals, Inc.                  29,000             153
Mitsui Engineering & Shipbuilding
   Co., Ltd. (AE)                       90,000             161
Mitsui Fudosan Co., Ltd.               124,000           1,364
Mitsui OSK Lines, Ltd.                 207,000             906
Mitsui Sumitomo Insurance Co.,
   Ltd.                                422,000           3,971
Mitsui Trust Holdings, Inc.             38,000             269
Mitsumi Electric Co., Ltd. (z)           4,500              49
Mizuho Financial Group, Inc. (z)           415           1,962
Murata Manufacturing Co., Ltd.
   (z)                                 107,200           7,029
Namco, Ltd. (z)                          4,300             116
NEC Corp.                              349,000           2,740
NEC Electronics Corp.                    3,400             239
NEC System Intergration &
   Construction, Ltd.                   10,800             102
Nichicon Corp.                          18,200             211
Nichirei Corp. (AE)                      6,000              20
Nidec Copal Corp. (z)                    8,400             141
Nidec Corp. (z)                          4,600             496
Nikko Cordial Corp.                    320,000           1,820
Nikon Corp. (AE)(z)                     68,000             795
Nintendo Co., Ltd.                       7,600             717
Nippon Electric Glass Co., Ltd.
   (z)                                 104,000           2,449
Nippon Express Co., Ltd.               426,000           2,489
Nippon Kayaku Co., Ltd.                  5,000              27
Nippon Light Metal Co. (AE)(z)          91,000             227
Nippon Meat Packers, Inc.              119,000           1,418
Nippon Oil Corp.                        80,000             441
Nippon Sanso Corp. (AE)(z)              27,000             123
Nippon Shokubai Co., Ltd. (AE)(z)       13,000              93
Nippon Steel Corp.                     396,000             828
Nippon Telegraph & Telephone
   Corp.                                   785           4,124
Nippon Yusen Kabushiki Kaisha           25,000             102
Nishimatsu Construction Co., Ltd.
   (z)                                  13,000              46
Nishimatsuya Chain Co., Ltd.               800              29
Nissan Motor Co., Ltd. (z)             541,900           6,032
Nissen Co., Ltd.                         6,800             147
Nisshin Seifun Group, Inc.               3,000              28
Nisshin Steel Co., Ltd. (z)             97,000             195

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Nisshinbo Industries, Inc.               6,000              39
Nitto Denko Corp.                       43,600           2,421
NOK Corp. (z)                           37,500           1,450
Nomura Holdings, Inc.                  320,000           5,193
Nomura Research Institute, Ltd.          3,200             331
NS Solutions Corp.                       3,500             229
NSK, Ltd.                               15,000              69
NTT DoCoMo, Inc.                           142             282
OJI Paper Co., Ltd.                      9,000              56
Okasan Holdings, Inc.                   10,000              64
Olympus Corp.                            9,000             174
Omron Corp.                             54,500           1,328
Ono Pharmaceutical Co., Ltd.             1,600              69
Onward Kashiyama Co., Ltd.               2,000              30
ORIX Corp.                              65,000           6,888
Pal Co., Ltd.                            2,300             121
Promise Co., Ltd.                       33,250           2,198
Resona Holdings, Inc. (z)               55,000             111
Ricoh Co., Ltd.                        193,000           3,845
Rinnai Corp.                            66,200           1,784
Rohm Co., Ltd.                          20,300           2,532
Sammy Corp. (z)                         21,200             897
Sanken Electric Co., Ltd.               24,000             314
Sankyo Co., Ltd.                        53,100             983
Sanyo Electric Co., Ltd.                59,000             267
Secom Co., Ltd.                         48,200           2,065
Seino Transportation Co., Ltd.          27,000             267
Sekisui Chemical Co., Ltd.             326,400           2,309
Sekisui House, Ltd.                    198,700           2,106
Senshukai Co., Ltd.                      8,000              85
SFCG Co., Ltd. (z)                      16,570           3,398
Sharp Corp.                            107,000           1,928
Shimachu Co., Ltd.                       5,100             136
Shimamura Co. (AE)                       6,800             560
Shin-Etsu Chemical Co., Ltd.           125,650           5,075
Shinko Electric Industries (z)          10,700             329
Shionogi & Co., Ltd.                    23,000             362
Shiseido Co., Ltd. (z)                 102,000           1,254
Shizuoka Bank, Ltd. (AE)(z)              5,000              43
Showa Shell Sekiyu KK                   16,100             138
Skylark Co., Ltd.                       89,200           1,749
SMC Corp.                               12,800           1,466
Snow Brand Milk Products Co.,
   Ltd. (z)                              9,500              31
Softbank Corp. (AE)(z)                   9,600             435
Sohgo Security Services Co., Ltd.
   (z)                                  58,400             780
Sompo Japan Insurance, Inc.             65,900             594
Sony Corp. (AE)(z)                      88,000           3,403
Stanley Electric Co., Ltd.              25,000             472
Sumisho Lease Co., Ltd.                 14,200             486

 32  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Sumitomo Bakelite Co., Ltd. (z)        205,900           1,348
Sumitomo Chemical Co., Ltd.            517,000           2,388
Sumitomo Corp.                         136,000           1,043
Sumitomo Electric Industries,
   Ltd.                                 36,000             333
Sumitomo Forestry Co., Ltd.             31,000             327
Sumitomo Heavy Industries, Ltd.
   (z)                                  85,000             222
Sumitomo Metal Industries, Ltd.        108,000             130
Sumitomo Mitsui Financial Group,
   Inc. (z)                              1,335          10,084
Sumitomo Osaka Cement Co., Ltd.        177,000             442
Sumitomo Realty & Development
   Co., Ltd. (z)                       254,000           2,850
Sumitomo Trust & Banking Co.,
   Ltd. (The) (z)                       22,000             132
Suruga Bank, Ltd. (The)                  4,000              30
Suzuken Co., Ltd.                        7,080             217
Suzuki Motor Corp.                      72,000           1,136
Taiheiyo Cement Corp.                   45,000             116
Taisei Corp. (z)                        27,000              95
Taisho Pharmaceutical Co., Ltd.          2,000              39
Takashimaya Co., Ltd. (z)              130,400           1,572
Takeda Chemical Industries, Ltd.       215,700           8,693
Takefuji Corp. (z)                       1,500              95
Tanabe Seiyaku Co., Ltd.                 3,000              29
TDK Corp.                               57,700           4,118
Telewave, Inc.                              23             200
THK Co., Ltd. (z)                       60,600           1,172
TIS, Inc. (z)                            1,900              72
Tobu Railway Co. (AE)                   11,000              47
Toda Corp.                               4,000              14
Tohoku Electric Power Co., Inc.         68,500           1,100
Tokyo Electric Power Co., Inc.
   (The)                                87,400           1,872
Tokyo Electron, Ltd.                    54,800           3,335
Tokyo Gas Co., Ltd.                    101,000             374
Tokyu Corp.                            244,000           1,218
Tomen Corp. (AE)                        48,000              91
Toppan Printing Co., Ltd. (AE)         124,000           1,457
Toray Industries, Inc. (AE)            139,000             636
Toshiba Corp. (AE)                      69,000             317
Toyo Seikan Kaisha, Ltd.                14,000             253
Toyoda Gosei Co., Ltd.                   8,200             224
Toyota Motor Corp. (AE)                371,000          13,407
Toyota Tsusho Corp.                      5,000              49
UBE Industries, Ltd.                    59,000             100
UFJ Holdings, Inc. (z)                   2,189          13,541
UFJ Tsubasa Securities Co., Ltd.
   (z)                                  25,000             118
Uni-Charm Corp.                          7,800             369
Uniden Corp.                            15,000             264

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
UNY Co., Ltd.                           84,000             983
USS Co., Ltd. (z)                        3,030             256
Victor Co. of Japan, Ltd. (z)            6,000              66
Vodafone Holdings KK                        93             219
West Japan Railway Co.                     702           2,728
World Co., Ltd.                          2,400              81
Yahoo Japan Corp. (AE)                     229           2,592
Yahoo Japan Corp. (AE)(z)                  116           1,313
Yamada Denki Co., Ltd. (AE)             41,900           1,438
Yamaha Corp.                            54,300           1,018
Yamaha Motor Co., Ltd.                 160,000           2,287
Yamanouchi Pharmaceutical Co.,
   Ltd.                                 21,800             727
Yamato Transport Co., Ltd.              64,000             972
Yamazaki Baking Co., Ltd. (z)            8,000              78
Yaskawa Electric Corp. (AE)            136,000           1,095
Yokogawa Electric Corp. (z)             25,000             339
York-Benimaru Co., Ltd. Class D          8,000             247
Zexel Corp. (AE)                        22,000              82
                                                  ------------
                                                       351,497
                                                  ------------
Luxembourg - 0.3%
Arcelor                                 50,000             833
Arcelor (z)                             43,733             726
Arcelor (z)                            141,889           2,357
Millicom International Cellular
   SA (AE)                              12,800             322
                                                  ------------
                                                         4,238
                                                  ------------
Mexico - 0.3%
America Movil SA de CV Series L -
   ADR                                  42,000           1,420
Coca-Cola Femsa SA de CV - ADR          47,900           1,018
Telefonos de Mexico SA de CV -
   ADR                                  49,650           1,695
                                                  ------------
                                                         4,133
                                                  ------------
Netherlands - 4.9%
ABN AMRO Holding NV (z)                257,270           5,593
Aegon NV (z)                           234,154           3,064
Akzo Nobel NV (z)                       63,925           2,329
ASM International NV (AE)(z)            47,700             989
ASML Holding NV (AE)                   124,300           1,978
Buhrmann NV (z)                         41,500             392
DSM NV (z)                              81,200           3,890
Euronext NV (z)                         22,007             640
European Aeronautic Defense and
   Space Co. (z)                        35,900             908
Getronics NV (z)                        76,400             208
Heineken Holding NV Class A (z)          9,000             332
Heineken NV (z)                         94,571           3,989
Hunter Douglas NV                        2,071              99

                                               International Securities Fund  33

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
IHC Caland NV                            9,100             428
ING Groep NV (z)                       402,886           8,632
Koninklijke Ahold NV                    53,600             415
Koninklijke Philips Electronics
   NV (z)                              245,501           6,684
Koninklijke Philips Electronics
   NV (z)                               42,850           1,149
OCE NV (z)                              11,300             190
Qiagen NV (AE)                          22,000             267
Randstad Holdings NV (z)                32,000             855
Reed Elsevier NV (z)                   219,290           3,080
Royal Dutch Petroleum Co.                6,500             316
Royal Dutch Petroleum Co. (z)          346,347          16,838
Royal KPN NV (z)                       426,687           3,073
Royal Numico NV (z)                     90,092           2,494
TPG NV (z)                              18,800             405
Unilever NV (z)                         34,255           2,256
Vedior NV                                6,900             100
VNU NV (z)                              95,730           2,678
Wolters Kluwer NV                      107,988           1,818
                                                  ------------
                                                        76,089
                                                  ------------

New Zealand - 0.3%
Carter Holt Harvey, Ltd.               281,900             372
Telecom Corp. of New Zealand,
   Ltd. (z)                          1,395,424           4,957
                                                  ------------
                                                         5,329
                                                  ------------

Norway - 0.6%
DNB NOR ASA (z)                        152,163             963
Norsk Hydro ASA (z)                     48,000           2,816
Norske Skogindustrier ASA (z)           16,400             298
Statoil ASA (z)                        306,700           3,828
Telenor ASA (z)                        125,400             823
Yara International ASA (AE)(z)         107,231             757
                                                  ------------
                                                         9,485
                                                  ------------
Portugal - 0.5%
Banco Comercial Portugues SA           669,809           1,557
Brisa-Auto Estradas de Portugal
   SA Class R                           62,732             427
Electricidade de Portugal SA           678,638           1,854
Portugal Telecom SGPS SA               332,059           3,601
PT Multimedia Servicos de
   Telecomunicacoes e Multimedia
   SGPS SA                              24,400             554
Sonae SGPS SA                          323,072             356
                                                  ------------
                                                         8,349
                                                  ------------

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------

Russia - 0.2%
LUKOIL - ADR                            11,700           1,275
Mobile TeleSystems - ADR (z)             8,500             918
YUKOS - ADR                             15,300             681
                                                  ------------
                                                         2,874
                                                  ------------

Singapore - 1.6%
CapitaLand, Ltd. (z)                    40,000              38
Chartered Semiconductor
   Manufacturing, Ltd. (AE)(z)          63,000              56
City Developments, Ltd.                693,000           2,485
Creative Technology, Ltd.                3,900              41
DBS Group Holdings, Ltd.               526,400           4,425
Flextronics International, Ltd.
   (AE)(z)                             132,600           2,135
Fraser and Neave, Ltd. Series D         18,000             141
Jardine Cycle & Carriage, Ltd.          25,000              98
Keppel Corp., Ltd. (z)                  97,000             408
Keppel Land, Ltd.                       16,000              15
MobileOne, Ltd.                        991,000             856
NatSteel, Ltd. (z)                      41,000              53
Neptune Orient Lines, Ltd. (z)         559,000             641
Oversea-Chinese Banking Corp.          308,120           2,191
Overseas Union Enterprise, Ltd.          3,000              11
SembCorp Industries, Ltd.               73,000              61
Singapore Airlines, Ltd.                84,000             533
Singapore Exchange, Ltd.                62,000              59
Singapore Land, Ltd.                     5,000              11
Singapore Press Holdings, Ltd.         164,300           2,028
Singapore Technologies
   Engineering, Ltd.                   651,000             723
Singapore Telecommunications,
   Ltd.                              4,012,000           5,518
United Overseas Bank, Ltd. (z)         268,000           2,158
United Overseas Land, Ltd. (z)          22,000              23
Venture Corp., Ltd.                     32,000             359
                                                  ------------
                                                        25,067
                                                  ------------

South Africa - 0.1%
MTN Group, Ltd.                        108,000             450
Nedcor, Ltd.                            79,110             677
Nedcor, Ltd. Rights (AE)                32,708              70
                                                  ------------
                                                         1,197
                                                  ------------

South Korea - 0.9%
Daewoo Heavy Industries &
   Machinery, Ltd. (AE)                 78,530             603
Hanjin Shipping                         11,400             160
Korea Electric Power Corp. - ADR
   (z)                                 124,000           1,164
KT Corp. - ADR                          64,700           1,197

 34  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
NCSoft Corp.                             7,200             515
Nextel, Inc. (AE)                       46,642           2,094
POSCO - ADR                             24,500             753
Samsung Electronics - GDR                9,190           2,162
Samsung Electronics Co., Ltd.           13,220           6,276
                                                  ------------
                                                        14,924
                                                  ------------

Spain - 3.9%
Acerinox SA (z)                         14,853             766
ACS Actividades Cons y Serv             28,632           1,391
Altadis SA (z)                         169,382           4,786
Amadeus Global Travel
   Distribution SA Class A (z)          33,700             199
Antena 3 de Television SA (AE)          11,020             560
Banco Bilbao Vizcaya Argentaria
   SA (z)                              382,508           5,047
Banco de Sabadell SA                    32,300             666
Banco Popular Espanol SA (z)            18,079             997
Banco Santander Central Hispano
   SA (z)                              665,544           7,146
Corp Mapfre SA (z)                      69,910             838
Endesa SA (z)                          223,265           4,091
Fomento de Construcciones y
   Contratas SA                          4,500             160
Gamesa Corp. Tecnologica SA (z)         39,600           1,641
Iberdrola SA                           316,883           6,247
Iberia Lineas Aereas de Espana
   (z)                                 171,400             569
Inditex SA (z)                          62,400           1,356
Indra Sistemas SA                       53,300             691
Red Electrica de Espana (z)             10,300             167
Repsol YPF SA (z)                      162,700           3,426
Repsol YPF SA - ADR                     92,216           1,925
Sogecable SA (AE)(z)                    25,300           1,083
Telefonica SA (z)                    1,118,724          16,637
                                                  ------------
                                                        60,389
                                                  ------------

Sweden - 2.1%
Assa Abloy AB Class B (z)               59,000             719
Atlas Copco AB Class A (z)               4,500             158
Atlas Copco AB Class B (z)               3,900             126
Autoliv, Inc.                           53,825           2,291
Billerud AB (z)                         11,200             178
Electrolux AB Series B (z)              51,000           1,009
ForeningsSparbanken AB (z)              73,800           1,377
Hennes & Mauritz AB Class B (z)        118,590           2,905
Investor AB Class B (z)                128,370           1,303
Modern Times Group AB Class B
   (AE)(z)                               5,200              88

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Nordea Bank AB                          52,000             351
OMHEX AB (z)                             8,200             111
Sandvik AB                               6,700             218
Securitas AB Class B (z)                83,200           1,199
Skandia Forsakrings AB (z)             485,457           1,907
Skandinaviska Enskilda Banken AB
   Class A (z)                           8,000             116
Skanska AB Class B (z)                  24,000             193
Song Networks Holding AB (AE)           56,600             365
Svenska Cellulosa AB Class B (z)        59,100           2,318
Svenska Handelsbanken Class A (z)       64,649           1,249
Tele2 AB Class B (z)                     3,900             177
Telefonaktiebolaget LM Ericsson
   Class B                           4,126,746          11,188
TeliaSonera AB (z)                      16,000              66
Volvo AB Series A (z)                    5,700             188
Volvo AB Series B (z)                   95,435           3,269
WM-data AB Class B (z)                  25,000              56
                                                  ------------
                                                        33,125
                                                  ------------

Switzerland - 5.5%
ABB, Ltd. (z)                          329,329           1,855
Actelion NV                              7,300             801
Adecco SA (z)                           19,564             875
Ciba Specialty Chemicals AG (z)            900              62
Clariant AG                            115,741           1,469
Compagnie Financiere Richemont AG
   Class A                             227,301           5,849
Credit Suisse Group (z)                269,618           9,507
Georg Fischer AG (z)                       607             127
Givaudan (z)                             1,478             736
Holcim, Ltd.                            36,982           1,910
Logitech International SA                3,100             135
Lonza Group AG (z)                      26,500           1,280
Nestle SA (z)                           42,320          10,710
Novartis AG Class G                    270,104          12,046
PubliGroupe SA                             275              88
Roche Holding AG (z)                    68,885           7,228
Serono SA (z)                            3,260           1,954
STMicroelectronics NV                      100               2
STMicroelectronics NV (z)               29,300             646
Straumann Holding AG (z)                   600             108
Sulzer AG (z)                            1,666             432
Swatch Group AG Class B (z)              4,420             587
Swiss Life Holding (z)                  10,145           1,385
Swiss Reinsurance                       49,660           3,268
Swisscom AG (z)                          6,504           2,020
Syngenta AG                             30,900           2,474

                                               International Securities Fund  35

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Synthes-Stratec, Inc. (AE)               1,532           1,666
UBS AG (z)                             139,444           9,915
Valora Holding AG (z)                      495             116
Xstrata PLC                            128,100           1,444
Zurich Financial Services AG
   (AE)(z)                              31,122           4,923
                                                  ------------
                                                        85,618
                                                  ------------

Taiwan - 0.2%
Taiwan Semiconductor
   Manufacturing Co., Ltd. - ADR
   (AE)(z)                             218,382           2,081
United Microelectronics Corp. -
   ADR (AE)(z)                         198,970           1,035
                                                  ------------
                                                         3,116
                                                  ------------

Thailand - 0.1%
Advanced Info Service PCL              167,000             367
Bangkok Bank PCL                       127,000             311
Siam Cement PCL                        124,300             678
Siam Cement PCL                         28,900             152
                                                  ------------
                                                         1,508
                                                  ------------

United Kingdom - 17.2%
3i Group PLC                           191,878           2,055
Abbey National PLC                      63,700             512
Alliance & Leicester PLC                14,800             220
Alliance Unichem PLC                    19,000             201
Allied Domecq PLC                      126,102           1,008
Amvescap PLC                             5,600              37
Anglo American PLC (AE)                 50,380           1,016
ARM Holdings PLC                       113,100             234
Associated British Foods PLC            34,900             387
AstraZeneca PLC                        159,434           7,559
AstraZeneca PLC                         40,600           1,902
Avis Europe PLC                        418,139             728
Aviva PLC                              499,134           4,886
AWG PLC (AE)                            35,900             370
BAA PLC                                108,200           1,000
BAE Systems PLC (AE)                 1,449,643           5,402
Barclays PLC                           744,197           6,723
Barratt Developments PLC                26,100             286
BG Group PLC                         1,496,116           8,658
BHP Billiton PLC                       267,357           2,140
BOC Group PLC                          128,919           2,076
Boots Group PLC                        489,554           5,314
BP PLC                               1,941,507          16,814
Bradford & Bingley PLC                  63,100             321
Brambles Industries PLC                772,679           2,883
British Airways PLC                     55,400             278

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
British American Tobacco PLC           157,300           2,389
British Land Co. PLC                    63,800             736
British Sky Broadcasting PLC           624,664           7,391
BT Group PLC                           678,300           2,151
Bunzl PLC                              220,969           1,850
Cable & Wireless PLC                   179,900             395
Cadbury Schweppes PLC                  519,428           4,139
Canary Wharf Group PLC                     900               5
Cattles PLC                              6,500              40
Centrica PLC                           814,000           3,160
Colt Telecom Group PLC (AE)             14,900              20
Compass Group PLC                       80,300             506
Corus Group PLC                        591,766             389
Davis Service Group PLC                 13,200              90
Diageo PLC                             355,257           4,774
Dixons Group PLC                        11,100              31
EMI Group PLC                          303,800           1,392
Enterprise Inns PLC                    253,800           2,750
Galen Holdings PLC                       7,100             101
GKN PLC                                898,954           3,657
GlaxoSmithKline PLC                    833,999          17,290
GUS PLC                                239,744           3,326
Hanson PLC                               5,500              42
HBOS PLC                               554,767           7,199
HHG PLC (AE)(z)                         13,300              11
HMV Group PLC                           76,000             321
HSBC Holdings PLC (z)                   58,514             855
HSBC Holdings PLC                      602,532           8,649
Imperial Chemical Industries PLC        77,100             300
Imperial Tobacco Group PLC              87,366           1,939
Inchcape PLC                            14,100             376
InterContinental Hotels Group PLC
   (AE)                                727,750           6,813
International Power PLC (AE)           108,500             271
InvenSystem PLC                        492,800             171
ITV PLC                                280,655             616
J Sainsbury PLC                        510,791           2,527
Kelda Group PLC                         27,800             229
Kesa Electricals PLC                    99,828             500
Kingfisher PLC                         566,140           2,849
Land Securities Group PLC               11,100             216
Legal & General Group PLC               71,500             119
Lloyds TSB Group PLC                 1,020,667           7,643
LogicaCMG PLC                           45,700             176
Man Group PLC                           43,709           1,311
Marks & Spencer Group PLC              593,039           2,910
MFI Furniture PLC                       52,000             145
Mitchells & Butlers PLC (AE)           344,563           1,549
mmO2 PLC (AE)                          163,700             291
Morrison WM Supermarkets               166,241             707

 36  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
MyTravel Group PLC                     116,400              18
National Grid Transco PLC              169,700           1,290
Northern Foods PLC                     147,500             422
Old Mutual PLC                         244,800             421
Pearson PLC                            153,700           1,797
Pennon Group PLC                        15,700             193
Persimmon PLC                          124,000           1,445
Prudential PLC                         184,537           1,452
Punch Taverns PLC                        5,000              48
Reckitt Benckiser PLC Series C          61,400           1,599
Reed Elsevier PLC                      142,900           1,333
Reuters Group PLC                      401,100           2,658
Rexam PLC                              290,826           2,360
Rio Tinto PLC                          265,346           5,831
RMC Group PLC                          195,700           2,046
Rolls-Royce Group PLC                  154,100             634
Royal & Sun Alliance Insurance
   Group                               801,214           1,142
Royal Bank of Scotland Group PLC       273,600           8,229
SABMiller PLC                           61,200             665
Scottish & Newcastle PLC                24,500             179
Scottish & Southern Energy PLC         207,378           2,514
Scottish Power PLC                      61,900             421
Shell Transport & Trading Co. PLC    1,461,500          10,100
Shire Pharmaceuticals PLC (AE)          92,000             848
Signet Group PLC                       389,700             801
Smith & Nephew PLC                     108,600           1,105
Smiths Group PLC                        70,800             879
SSL International PLC                   12,400              72
Stagecoach Group PLC                   156,700             229
Standard Chartered PLC                 212,898           3,268
Tate & Lyle PLC                         76,100             411
Taylor Woodrow PLC                     276,497           1,385
Tesco PLC                              917,300           4,054
Trinity Mirror PLC                     100,200           1,096
Unilever PLC                           206,500           1,952
United Business Media PLC              121,063             989
United Utilities PLC                    20,900             200
United Utilities PLC Class E            10,501              64
Vodafone Group PLC (AE)              8,883,960          21,623
Whitbread PLC                          104,690           1,386
Willis Group Holdings, Ltd.             35,000           1,271
Wimpey George PLC                      242,200           1,765
WPP Group PLC                           11,000             109
                                                  ------------
                                                       268,631
                                                  ------------

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------

United States - 0.1%
GlobalSantaFe Corp. (z)                 39,900           1,052
                                                  ------------

TOTAL COMMON STOCKS
(cost $1,189,824)                                    1,398,356
                                                  ------------

LONG-TERM INVESTMENTS - 0.1%
Cayman Islands - 0.1%
SMFG Finance, Ltd. (144A)
   2.250% due 07/11/05                  51,000           1,233

United Kingdom - 0.0%
Credit Suisse Group Finance
   Guernsey, Ltd.
   6.000% due 12/23/05                     190             199
                                                  ------------

TOTAL LONG-TERM INVESTMENTS
(cost $783)                                              1,432
                                                  ------------

                                    NOTIONAL
                                     AMOUNT
                                       $
                                  ------------
OPTIONS PURCHASED - 0.2%
(Number of contracts)
Belgium - 0.2%
Bel 20 Index Futures
   May 2004
   2,475.53 (EUR) Call (184)            10,917           2,205
   May 2004
   2,478.89 (EUR) Call (26)              1,545             312
   May 2004
   2,486.60 (EUR) Call (3)                 179              36
                                                  ------------
                                                         2,553
                                                  ------------

Switzerland - 0.0%
Swiss Market Index Futures
   Jun 2004 5,622.00 (CHF) Put
   (25)                                  1,084              96
   Jun 2004 5,773.37 (CHF) Put
   (32)                                  1,425             126
                                                  ------------
                                                           222
                                                  ------------

TOTAL OPTIONS PURCHASED
(cost $2,765)                                            2,775
                                                  ------------


                                               International Securities Fund  37

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
PREFERRED STOCKS - 0.5%
Australia - 0.0%
News Corp., Ltd. (z)                    88,992             762
                                                  ------------

Brazil - 0.1%
Cia Vale do Rio Doce - ADR (z)           9,000             352
Telecomunicacoes Brasileiras SA -
   ADR (z)                              31,200             893
                                                  ------------
                                                         1,245
                                                  ------------
Germany - 0.4%
Fresenius AG (z)                        40,400           2,820
Fresenius Medical Care AG (z)            2,700             129
Porsche AG (AE)                            131              81
ProSieben SAT.1 Media AG (z)            95,725           1,881
Wella AG (z)                            10,464             954
                                                  ------------
                                                         5,865
                                                  ------------

South Korea - 0.0%
Samsung Electronics Co., Ltd.              270              75
                                                  ------------
TOTAL PREFERRED STOCKS
(cost $6,232)                                            7,947
                                                  ------------

--------------------------------------------------------------
                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $

SHORT-TERM INVESTMENTS - 38.5%
United States - 38.5%
Frank Russell Investment Company
   Money Market Fund               137,643,000         137,643
Frank Russell Investment Company
   Money Market Fund (N)           214,642,061         214,642
State Street Securities Lending
   Quality Trust (N)               231,116,553         231,116
United States Treasury Bill
   (y)(s)
   4.005% due 05/20/04 (z)               3,600           3,598
   2.930% due 05/27/04                   3,300           3,298
   2.075% due 06/10/04 (z)              10,000           9,989
                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $600,286)                                        600,286
                                                  ------------

TOTAL INVESTMENTS - 129.0%
(identified cost $1,799,890)                         2,010,796

OTHER ASSETS AND LIABILITIES,
NET - (29.0%)                                         (451,458)
                                                  ------------

NET ASSETS - 100.0%                                  1,559,338
                                                  ============

See accompanying notes which are an integral part of the financial statements.

 38  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                                                   UNREALIZED
                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                 $                $
---------------------------------------------------------------
Long Positions
CAC-40 Index (France)
   expiration date 05/04 (172)          7,477              (31)

CAC-40 Index (France)
   expiration date 06/04 (192)          8,317              210

DAX Index (Germany)
   expiration date 06/04 (167)         19,909              408

DJ STOXX 50 Index (EMU)
   expiration date 06/04 (866)         28,527             (309)

FTSE-100 Index (UK)
   expiration date 06/04 (416)         33,157              275

Hang Seng Index (Hong Kong)
   expiration date 05/04 (182)         13,773             (303)

IBEX Plus Index (Spain)
   expiration date 05/04 (31)           2,994             (112)

SPI 200 Index (Australia)
   expiration date 06/04 (117)          7,161              (79)

TOPIX Index (Japan)
   expiration date 06/04 (426)         45,628            1,588

Short Positions
AEX Index (Germany)
   expiration date 05/04 (45)           3,667               94

CAC-40 Index (France)
   expiration date 05/04 (169)          7,347              132

FTSE-100 Index (UK)
   expiration date 06/04 (110)          8,767              (24)

MIB-30 (Italy)
   expiration date 06/04 (33)           5,475             (174)

SPI 200 Index (Australia)
   expiration date 06/04 (110)          6,733               82
                                                  ------------

Total Unrealized Appreciation
   (Depreciation) on Open
   Futures Contracts                                     1,757
                                                  ============


OPTIONS WRITTEN                    NOTIONAL          MARKET
(NUMBER OF CONTRACTS)                 $                $
---------------------------------------------------------------
Belgium
Bel 20 Index Futures
   May 2004 2,475.53 (EUR) Put
   (184)                               10,917           (2,401)
   May 2004 2,478.89 (EUR) Put
   (26)                                 1,545             (342)
   May 2004 2,486.60 (EUR) Put
   (3)                                    179              (40)

Switzerland
Swiss Market Index Futures
   Jun 2004 5,622.00 (CHF) Call
   (25)                                 1,084             (124)
   Jun 2004 5,773.37 (CHF) Call
   (32)                                 1,425             (123)
                                                  ------------

Total Liability for Options
   Written (premiums received
   $2,762)                                              (3,030)
                                                  ============


  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  39

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              33      AUD            45    05/03/04                 --
USD             943      AUD         1,305    05/03/04                 --
USD             106      AUD           147    05/04/04                 --
USD              42      AUD            58    05/05/04                 --
USD              41      AUD            57    05/05/04                 --
USD             359      AUD           500    06/16/04                 --
USD             145      AUD           200    06/16/04                 (2)
USD             217      AUD           300    06/16/04                 (2)
USD             146      AUD           200    06/16/04                 (3)
USD             650      AUD           900    06/16/04                 (4)
USD             224      AUD           300    06/16/04                 (9)
USD             440      AUD           600    06/16/04                (10)
USD           1,539      AUD         2,100    06/16/04                (31)
USD           5,454      AUD         7,500    06/16/04                (68)
USD             124      CAD           171    05/03/04                 --
USD             527      CAD           722    05/04/04                 --
USD             102      CAD           140    05/04/04                 --
USD              72      CAD            99    05/05/04                 --
USD             248      CHF           324    05/03/04                  2
USD              81      CHF           106    05/03/04                  1
USD           1,437      CHF         1,855    05/03/04                 (6)
USD             163      CHF           211    05/04/04                 --
USD             171      CHF           221    05/04/04                 --
USD             172      CHF           222    05/04/04                 --
USD             882      CHF         1,142    05/04/04                 (1)
USD             553      CHF           717    05/05/04                 --
USD           1,456      CHF         1,900    06/16/04                 12
USD           6,266      CHF         8,000    06/16/04                (86)
USD              52      DKK           323    05/04/04                 --
USD             122      DKK           754    05/05/04                 --
USD              69      DKK           432    06/16/04                 --
USD              82      DKK           500    06/16/04                 (1)
USD               6      EUR             5    04/30/04                 --
USD           5,749      EUR         4,799    05/03/04                  2
USD             198      EUR           166    05/03/04                  1
USD             105      EUR            87    05/03/04                 --
USD              30      EUR            25    05/04/04                 --
USD              31      EUR            26    05/04/04                 --
USD              48      EUR            40    05/04/04                 --
USD             585      EUR           489    05/05/04                  1
USD             235      EUR           196    05/05/04                 --
USD              16      EUR            13    05/05/04                 --
USD              29      EUR            25    05/05/04                 --
USD             935      EUR           762    05/24/04                (23)
USD           3,555      EUR         3,000    06/16/04                 35

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           4,521      EUR         3,800    06/16/04                 26
USD           1,177      EUR         1,000    06/16/04                 20
USD             591      EUR           500    06/16/04                  8
USD           1,197      EUR         1,000    06/16/04                 --
USD             612      EUR           500    06/16/04                (14)
USD           1,216      EUR         1,000    06/16/04                (20)
USD           1,820      EUR         1,500    06/16/04                (25)
USD           1,222      EUR         1,000    06/16/04                (26)
USD           1,226      EUR         1,000    06/16/04                (30)
USD           3,038      EUR         2,500    06/16/04                (46)
USD           2,566      EUR         2,100    06/16/04                (53)
USD           4,270      EUR         3,500    06/16/04                (81)
USD           5,958      EUR         4,900    06/16/04                (94)
USD           4,921      EUR         4,000    06/16/04               (134)
USD          38,782      EUR        31,770    06/16/04               (761)
USD           3,697      GBP         2,082    05/04/04                  2
USD             136      GBP            77    05/04/04                  1
USD             140      GBP            79    05/04/04                 --
USD             876      GBP           494    05/05/04                  1
USD              81      GBP            45    05/06/04                 --
USD             879      GBP           500    06/16/04                  5
USD           1,766      GBP         1,000    06/16/04                  2
USD           1,769      GBP         1,000    06/16/04                 (1)
USD           1,786      GBP         1,000    06/16/04                (17)
USD           1,798      GBP         1,000    06/16/04                (29)
USD           3,568      GBP         2,000    06/16/04                (31)
USD           4,462      GBP         2,500    06/16/04                (41)
USD           6,054      GBP         3,400    06/16/04                (41)
USD           1,821      GBP         1,000    06/16/04                (52)
USD           1,826      GBP         1,000    06/16/04                (57)
USD           3,610      GBP         2,000    06/16/04                (73)
USD          19,641      GBP        11,000    06/16/04               (187)
USD             169      HKD         1,320    05/03/04                 --
USD              20      HKD           156    05/04/04                 --
USD             257      HKD         2,000    06/16/04                 --
USD             180      HKD         1,400    06/16/04                 --
USD              86      HUF        17,974    05/05/04                 --
USD             203      JPY        22,247    05/06/04                 (2)
USD           3,838      JPY       421,549    05/06/04                (19)
USD              62      JPY         6,828    05/07/04                 --
USD             127      JPY        14,012    05/07/04                 --
USD             135      JPY        14,836    05/07/04                 (1)
USD             619      JPY        67,958    05/07/04                 (3)
USD              24      JPY         2,672    05/10/04                 --
USD               7      JPY           804    05/10/04                 --

See accompanying notes which are an integral part of the financial statements.

 40  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              54      JPY         5,956    05/10/04                 --
USD              70      JPY         7,667    05/10/04                 --
USD             150      JPY        16,507    05/10/04                 --
USD           9,563      JPY     1,060,000    06/16/04                 51
USD             907      JPY       100,000    06/16/04                 --
USD           1,815      JPY       200,000    06/16/04                 (1)
USD             910      JPY       100,000    06/16/04                 (3)
USD             457      JPY        50,000    06/16/04                 (3)
USD          18,604      JPY     2,050,000    06/16/04                (11)
USD           1,832      JPY       200,000    06/16/04                (18)
USD             944      JPY       100,000    06/16/04                (37)
USD           1,416      JPY       150,000    06/16/04                (56)
USD           1,419      JPY       150,000    06/16/04                (59)
USD           1,522      JPY       160,000    06/16/04                (72)
USD           3,795      JPY       410,000    06/16/04                (77)
USD             172      NOK         1,178    05/05/04                 --
USD              67      SEK           517    05/03/04                  1
USD              88      SEK           668    05/03/04                 --
USD             255      SEK         1,945    05/03/04                 --
USD              74      SEK           567    05/04/04                 --
USD              30      SEK           231    05/04/04                 --
USD             137      SGD           233    05/03/04                 --
USD              70      SGD           118    05/03/04                 --
USD             125      SGD           214    05/04/04                 --
USD              69      SGD           118    05/04/04                 --
USD              11      SGD            19    05/04/04                 --
USD              60      SGD           100    06/16/04                 (1)
AUD              12      USD             9    05/03/04                 --
AUD              74      USD            53    05/03/04                 --
AUD             152      USD           110    05/04/04                 --
AUD             465      USD           335    05/04/04                 (1)
AUD              59      USD            43    05/05/04                 --
AUD             700      USD           513    06/16/04                 10
AUD             200      USD           152    06/16/04                  8
AUD           1,305      USD           938    06/16/04                  1
CAD               2      USD             1    05/03/04                 --
CAD           1,223      USD           911    05/06/04                 19
CHF               9      USD             7    05/03/04                 --
CHF              58      USD            45    05/03/04                 --
CHF             324      USD           250    05/04/04                 --
CHF             835      USD           644    05/04/04                 (1)
CHF             487      USD           376    05/05/04                 --
CHF           1,606      USD         1,181    05/12/04                (59)
CHF             510      USD           387    05/25/04                 (7)
CHF           1,629      USD         1,314    05/26/04                 56

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
CHF           6,500      USD         5,061    06/16/04                 40
CHF           1,855      USD         1,439    06/16/04                  6
DKK             432      USD            70    05/03/04                 --
DKK             314      USD            50    05/03/04                 (1)
DKK           1,140      USD           183    05/04/04                 --
EUR              33      USD            40    05/03/04                 (1)
EUR              55      USD            65    05/03/04                 (1)
EUR             489      USD           584    05/03/04                 (3)
EUR             254      USD           301    05/03/04                 (4)
EUR             500      USD           591    05/03/04                 (8)
EUR             165      USD           197    05/04/04                 --
EUR             144      USD           172    05/04/04                 (1)
EUR             356      USD           426    05/04/04                 (1)
EUR             175      USD           209    05/04/04                 (1)
EUR             364      USD           434    05/04/04                 (1)
EUR             247      USD           297    05/05/04                 --
EUR              42      USD            51    05/05/04                 --
EUR             114      USD           136    05/05/04                 --
EUR             762      USD           950    05/24/04                 38
EUR           1,430      USD         1,687    05/25/04                (26)
EUR           4,600      USD         5,620    06/16/04                115
EUR           4,000      USD         4,833    06/16/04                 46
EUR           1,500      USD         1,823    06/16/04                 28
EUR           1,000      USD         1,206    06/16/04                  9
EUR           4,799      USD         5,743    06/16/04                 (1)
EUR           1,000      USD         1,194    06/16/04                 (2)
EUR           4,270      USD         5,081    06/16/04                (30)
GBP              18      USD            32    05/04/04                 --
GBP              15      USD            26    05/04/04                 --
GBP               7      USD            13    05/04/04                 --
GBP              87      USD           154    05/04/04                 --
GBP             269      USD           476    05/04/04                 (1)
GBP              15      USD            26    05/05/04                 --
GBP             107      USD           189    05/06/04                 --
GBP             320      USD           564    05/25/04                 (4)
GBP           1,500      USD         2,737    06/16/04                 84
GBP           1,000      USD         1,829    06/16/04                 61
GBP           1,600      USD         2,856    06/16/04                 26
GBP             200      USD           360    06/16/04                  6
GBP           2,082      USD         3,683    06/16/04                 --
GBP          10,700      USD        18,924    07/30/04                 71
HKD           2,606      USD           334    05/03/04                 --
HKD             217      USD            28    05/04/04                 --
HKD           1,799      USD           231    05/04/04                 --
HKD           1,320      USD           169    06/16/04                 --

  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  41

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY           6,629      USD            61    05/06/04                 --
JPY             221      USD             2    05/06/04                 --
JPY             484      USD             4    05/06/04                 --
JPY          36,061      USD           327    05/07/04                  1
JPY          18,608      USD           169    05/07/04                 --
JPY          33,817      USD           306    05/10/04                 --
JPY         103,423      USD           950    05/24/04                 13
JPY          66,765      USD           607    06/04/04                  2
JPY         300,000      USD         2,777    06/16/04                 56
JPY         100,000      USD           951    06/16/04                 45
JPY         421,549      USD         3,842    06/16/04                 19
JPY          20,000      USD           190    06/16/04                  9
JPY          30,000      USD           278    06/16/04                  6
NOK           1,811      USD           263    05/04/04                 --
NOK             242      USD            35    05/05/04                 --
NOK             706      USD           103    05/05/04                 --
NOK             960      USD           137    05/25/04                 (3)
SEK              84      USD            11    05/04/04                 --
SEK             724      USD            95    05/05/04                 --
SEK           1,560      USD           201    05/25/04                 (3)
SEK          21,800      USD         2,863    06/16/04                 12
SEK           1,945      USD           255    06/16/04                 --
SEK           1,000      USD           130    06/16/04                 (1)
SGD             308      USD           181    05/04/04                 --
SGD             233      USD           137    06/16/04                 --
SGD             700      USD           409    06/16/04                 (3)
THB           3,042      USD            76    05/06/04                 --
THB           5,109      USD           128    05/07/04                 --
ZAR           1,047      USD           152    05/06/04                  2
                                                           --------------

                                                                   (1,626)
                                                           ==============

                                                       % OF              MARKET
INDUSTRY DIVERSIFICATION                                NET               VALUE
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       6.1             94,788
Consumer Discretionary                                       12.8            199,817
Consumer Staples                                              5.0             78,349
Financial Services                                           21.4            333,220
Health Care                                                   6.0             94,074
Integrated Oils                                               3.7             57,655
Materials and Processing                                      9.4            146,251
Miscellaneous                                                 1.2             19,104
Options                                                       0.2              2,775
Other Energy                                                  4.7             73,041
Producer Durables                                             5.8             91,059
Technology                                                    4.6             71,342
Utilities                                                     9.5            147,603
Short-Term Investments                                       38.5            600,286
Long-Term Investments                                         0.1              1,432
                                                  ---------------    ---------------
Total Investments                                           129.0          2,010,796
Other Assets and Liabilities, net                           (29.0)          (451,458)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,559,338
                                                  ===============    ===============

                                                       % OF              MARKET
GEOGRAPHIC DIVERSIFICATION                              NET               VALUE
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1              1,196
Asia                                                          8.6            134,006
Europe                                                       39.9            621,912
Japan                                                        22.5            351,502
Latin America                                                 0.5              7,329
Middle East                                                   0.1                822
United Kingdom                                               17.2            268,625
Options                                                       0.2              2,775
Other                                                         1.3             20,911
Short-Term Investments                                       38.5            600,286
Long-Term Investments                                         0.1              1,432
                                                  ---------------    ---------------
Total Investments                                           129.0          2,010,796
Other Assets and Liabilities, net                           (29.0)          (451,458)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,559,338
                                                  ===============    ===============

See accompanying notes which are an integral part of the financial statements.

 42  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
COMMON STOCKS - 83.6%
Argentina - 0.2%
Central Costanera SA Class T           437,100             647
IRSA Inversiones y
   Representaciones SA                 390,246             322
                                                  ------------
                                                           969
                                                  ------------

Bermuda - 0.1%
Credicorp, Ltd. (z)                     21,700             278
                                                  ------------

Brazil - 2.3%
Banco Bradesco SA - ADR (z)              1,750              71
Banco do Brasil SA                     100,000             650
Brasil Telecom Participacoes SA     12,803,504              71
Brasil Telecom Participacoes SA -
   ADR                                  19,500             605
Centrais Eletricas Brasileiras SA   69,313,200             717
Cia de Concessoes Rodoviarias
   (AE)                                 48,200             412
Cia de Saneamento Basico do
   Estado de Sao Paulo              15,889,900             724
Cia Siderurgica Nacional SA         37,709,700           1,789
Cia Vale do Rio Doce                     8,400             379
Cia Vale do Rio Doce - ADR (z)          18,910             860
Gerdau SA - ADR (z)                     54,600           1,148
Investimentos Itau SA Rights (AE)        4,377              --
Petroleo Brasileiro SA                  32,700             940
Petroleo Brasileiro SA - ADR            39,760           1,149
Souza Cruz SA                           92,100             799
Tele Norte Leste Participacoes SA   44,946,000             489
Votorantim Celulose e Papel SA -
   ADR                                  12,600             396
                                                  ------------
                                                        11,199
                                                  ------------
Canada - 0.2%
PetroKazakhstan, Inc. Class A (z)       30,100             807
                                                  ------------

Cayman Islands - 0.0%
Morgan Stanley Capital Cayman
   Islands, Ltd. (AE)                  144,261              68
                                                  ------------
Chile - 0.3%
Coca-Cola Embonor SA - ADR             109,300             585
Distribucion y Servicio D&S SA -
   ADR                                  19,800             301
Embotelladora Andina SA Class B -
   ADR                                  54,400             628
                                                  ------------
                                                         1,514
                                                  ------------

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------

China - 2.9%
Aluminum Corp. of China, Ltd.
   Class H                             630,000             370
Byd Co., Ltd. Class H                  118,000             352
China Petroleum & Chemical Corp.
   Class H                          10,654,000           3,688
China Shipping Development Co.,
   Ltd. Class H                        414,000             240
China Telecom Corp., Ltd. Class H    1,626,900             485
China Travel International
   Investment Hong Kong, Ltd.
   (AE)                                502,000              95
Datang International Power Gen.
   Co., Ltd. Class H                   114,000              89
Fujian Zijin Mining
   Industriesustry Co., Ltd.
   Class H                             340,000             111
Guangshen Railway Co., Ltd. Class
   H                                   656,000             187
Huadian Power International Co.
   Class H                           2,886,000             823
Huaneng Power International, Inc.
   Class H                             128,000             120
Jiangsu Express Class H              1,880,100             862
Jiangxi Copper Co., Ltd. Class H       280,000             109
Lenovo Group, Ltd.                   3,142,000             967
PetroChina Co., Ltd. Class H         2,882,000           1,256
Shanghai Forte Land Co. Class H
   (AE)                              1,586,000             352
Sinopec Shanghai Petrochemical
   Co., Ltd. Class H                 2,299,000             774
Sinopec Yizheng Chemical Fibre
   Co., Ltd. Class H                   628,000             114
Sinotrans, Ltd. Class H              2,234,000             766
Travelsky Technology, Ltd. Class
   H                                   688,700             472
Yanzhou Coal Mining Co., Ltd.
   Class H                           1,518,000           1,430
Zhejiang Expressway Co., Ltd.
   Class H                             824,000             515
                                                  ------------
                                                        14,177
                                                  ------------

Colombia - 0.1%
Cementos Argos SA                       26,400             181
Inversiones Nacionales de
   Chocolates SA                        54,121             138
                                                  ------------
                                                           319
                                                  ------------

Croatia - 0.2%
Pliva DD - GDR                          69,500           1,122
                                                  ------------

                                                       Emerging Markets Fund  43

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Czech Republic - 0.6%
Cesky Telecom AS                        97,950           1,250
Komercni Banka AS                        7,238             797
Philip Morris CR                         1,108             714
                                                  ------------
                                                         2,761
                                                  ------------

Ecuador - 0.4%
La Cemento Nacional Ecuador - GDR       72,000           1,576
La Cemento Nacional Ecuador - GDR       10,500             227
                                                  ------------
                                                         1,803
                                                  ------------

Egypt - 0.6%
MobiNil-Egyptian Mobile Services
   Class V                              74,574           1,054
Orascom Construction Industries        105,114           1,628
                                                  ------------
                                                         2,682
                                                  ------------

Greece - 0.1%
Attica Enterprise Holding SA           123,600             539
                                                  ------------
Hong Kong - 2.2%
China Insurance International
   Holdings Co., Ltd.                  712,000             342
China Merchants Holdings
   International Co., Ltd.           1,350,000           1,592
China Mobile Hong Kong, Ltd.         1,256,000           3,309
China Overseas Land & Investment,
   Ltd.                              1,830,000             305
China Resources Enterprise             528,000             613
China Resources Power Holdings
   Co. (AE)                          1,014,000             543
Citic Pacific, Ltd. (AE)               401,000             972
CNOOC, Ltd.                          3,115,000           1,118
COSCO Pacific, Ltd.                    656,000             828
Panva Gas Holdings, Ltd. (AE)          957,000             426
Shanghai Industrial Holdings,
   Ltd.                                196,000             367
Texwinca Holdings, Ltd.                699,300             524
                                                  ------------
                                                        10,939
                                                  ------------

Hungary - 1.5%
Gedeon Richter Rt                        3,780             385
Matav Magyar Tavkozlesi Rt             141,073             590
Matav Magyar Tavkozlesi Rt - ADR
   (z)                                  22,600             466
Mol Magyar Olaj- es Gazipari Rt        115,480           4,362

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Mol Magyar Olaj- es Gazipari Rt.
   Class R - GDR                        30,900           1,149
OTP Bank Rt                             21,294             397
                                                  ------------
                                                         7,349
                                                  ------------

India - 4.1%
Bajaj Auto, Ltd. - GDR                  33,393             710
Dr Reddy's Laboratories, Ltd. -
   ADR (z)                              34,800             682
GAIL India, Ltd. - GDR                  78,571           2,176
Genesis India Investment Co.           372,219           6,998
Grasim Industries, Ltd. - GDR            5,300             147
Gujarat Ambuja Cements, Ltd. -
   GDR                                  67,039             483
HDFC Bank, Ltd. - ADR                   44,300           1,285
Hindalco Industries, Ltd. - GDR         24,249             618
ICICI Bank, Ltd. - ADR (z)             200,000           3,100
InfoSystem Technologies, Ltd. -
   ADR (z)                               9,200             745
ITC, Ltd. - GDR                         35,584             861
Reliance Industries, Ltd. - GDR         83,235           2,122
                                                  ------------
                                                        19,927
                                                  ------------

Indonesia - 3.3%
Astra International Tbk PT           3,464,000           2,247
Bank Central Asia Tbk PT             3,375,000           1,498
Bank Mandiri Persero Tbk PT          8,445,776           1,394
Bank Rakyat Indonesia (AE)           7,656,160           1,503
Indonesian Satellite Corp. Tbk PT    2,398,500           1,085
Ramayana Lestari Sentosa Tbk PT      1,309,500             797
Telekomunikasi Indonesia Tbk PT      8,088,295           7,412
                                                  ------------
                                                        15,936
                                                  ------------

Israel - 2.5%
Bank Hapoalim, Ltd.                  1,069,200           2,759
Bank Leumi Le-Israel                   603,000           1,101
Bezeq Israeli Telecommunication
   Corp., Ltd.                         118,061             124
Check Point Software Technologies
   (AE) (z)                             94,549           2,215
Koor Industries, Ltd.                    6,900             271
Lipman Electronic Engineering,
   Ltd. (AE)                             8,400             374
Makhteshim-Agan Industries, Ltd.
   Class S                             147,900             598
Nice Systems, Ltd. - ADR (AE)           15,700             364
Orbotech, Ltd.                          38,675             817

 44  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Partner Communications - ADR (AE)       87,930             666
Teva Pharmaceutical Industries,
   Ltd. - ADR (z)                       44,900           2,764
                                                  ------------
                                                        12,053
                                                  ------------

Luxembourg - 1.0%
F&C Emerging Markets, Ltd. -
   Taiwan Investment Co.                79,100             814
F&C Industriesian Investment Co.
   SICAV                               287,050           1,966
Quilmes Industrial SA                  392,600             373
Quilmes Industrial SA - ADR             33,710             615
Tenaris SA                             334,131           1,024
Tenaris SA - ADR (z)                    10,500             315
                                                  ------------
                                                         5,107
                                                  ------------

Malaysia - 3.4%
Astro All Asia Networks PLC (AE)       307,200             420
Berjaya Sports Toto BHD                495,500             571
British American Tobacco Malaysia
   BHD                                  49,300             623
CIMB BHD                               315,200             460
Gamuda BHD                             728,500           1,074
Genting BHD                            153,000             664
Hong Leong Bank BHD                    331,800             445
IJM Corp. BHD                          308,000             379
Magnum Corp. BHD                     1,816,900           1,387
Malakoff BHD                         1,013,000           1,493
Malayan Banking BHD                    592,000           1,636
Malaysian Industrial Development
   (AE)                                912,400             286
MK Land Holdings BHD                 1,124,700             829
Multi-Purpose Holdings BHD             598,100             200
OYL Industries BHD                      76,300             723
Public Bank Berhad (AE)              1,203,825           1,083
Public Bank BHD                      1,131,562             890
Resorts World BHD                      247,700             652
Sime Darby BHD                         250,700             356
SP Setia BHD                           368,666             413
Symphony House BHD                     416,400             179
TAN Chong Motor Holdings BHD           908,000             315
Tanjong PLC                            233,800             751
Telekom Malaysia BHD                   154,000             383
UMW Holdings BHD                       354,000             540
                                                  ------------
                                                        16,752
                                                  ------------

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------

Mexico - 6.8%
Alfa SA de CV Class A                  163,900             531
America Movil SA de CV Class L -
   ADR                                 161,520           5,460
America Movil SA de CV Series L        165,800             280
Cemex SA de CV                       1,224,550           7,114
Cemex SA de CV - ADR (z)                65,949           1,942
Consorico ARA SA de CV (AE)             95,400             259
Controladora Co.mercial Mexicana
   SA de CV                            462,200             510
Corp Durango SA de CV - ADR (AE)        15,050              35
Corp GEO SA de CV Series B (AE)         92,400             529
Empresas ICA Sociedad
   Controladora SA de CV               981,700             310
Fomento Economico Mexicano SA de
   CV - ADR (z)                         41,700           1,823
Grupo Aeroportuario del Sureste
   SA de CV - ADR                       21,350             417
Grupo Carso SA de CV Series 1
   (AE)                                 31,212             114
Grupo Financiero Banorte SA de CV
   Class O                             933,103           3,311
Grupo Modelo SA Series C               385,400             963
Grupo Televisa SA - ADR                 28,758           1,254
Telefonos de Mexico SA de CV -
   ADR                                 141,114           4,818
Telefonos de Mexico SA de CV
   Series L                            552,000             940
TV Azteca SA de CV - ADR (z)            20,400             187
Wal-Mart de Mexico SA de CV
   Series V                            804,371           2,340
                                                  ------------
                                                        33,137
                                                  ------------

Pakistan - 1.2%
Engro Chemicals Pakistan               605,500           1,043
Fauji Fertilizer Co., Ltd.             514,439           1,139
HUB Power Co.                        1,220,092             743
ICI Pakistan (AE)                      103,000             148
Muslim Commercial Bank               1,073,839           1,047
Pakistan State Oil Co., Ltd.            17,000              80
Pakistan Telecommunication Co.,
   Ltd.                                898,069             693
SUI Northern Gas Pipeline              692,580             830
                                                  ------------
                                                         5,723
                                                  ------------

Peru - 0.1%
Cia de Minas Buenaventura SA -
   ADR (z)                              22,300             483
                                                  ------------

                                                       Emerging Markets Fund  45

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Philippines - 0.4%
Ayala Land, Inc.                       526,000              53
Bank of the Philippine Islands         406,700             352
Metropolitan Bank & Trust              289,350             129
Philippine Long Distance
   Telephone (AE)                       64,200           1,237
SM Prime Holdings                    1,500,000             166
                                                  ------------
                                                         1,937
                                                  ------------
Poland - 0.2%
KGHM Polska Miedz SA                    72,077             500
Telekomunikacja Polska SA               56,200             228
Telekomunikacja Polska SA - GDR         31,300             126
                                                  ------------
                                                           854
                                                  ------------

Russia - 3.8%
Gazprom - ADR                           32,416           1,002
LUKOIL - ADR                            60,759           6,624
MMC Norilsk Nickel - ADR (z)            19,751           1,171
Mobile TeleSystems - ADR                25,726           2,777
OAO Gazprom - ADR (z)                   37,796           1,168
Rostelecom - ADR (z)                     8,200             105
Surgutneftegaz - ADR (z)                46,722           1,518
Tatneft - ADR                            4,300             112
Vimpel-Communications - ADR
   (AE)(z)                              17,600           1,580
YUKOS - ADR (z)                         55,815           2,484
                                                  ------------
                                                        18,541
                                                  ------------

South Africa - 7.0%
ABSA Group, Ltd.                       618,587           3,969
Aeci, Ltd.                             236,900           1,213
African Bank Investments, Ltd.         468,000             710
Alexander Forbes, Ltd.                 300,000             432
AngloGold Ashanti, Ltd.                  8,883             281
Anglogold, Ltd. - ADR (z)               41,934           1,318
AVI, Ltd.                              310,000             812
Barloworld, Ltd.                       166,885           1,666
BidBEE, Ltd. (AE)                        2,124              12
Bidvest Group, Ltd.                     27,182             211
FirstRand, Ltd.                        986,673           1,355
Gold Fields, Ltd.                       51,546             518
Harmony Gold Mining Co., Ltd.           22,243             245
Impala Platinum Holdings, Ltd.          19,651           1,331
Imperial Holdings, Ltd.                 79,640             752
Investec, Ltd.                          19,800             348
MTN Group, Ltd.                        433,111           1,803
Murray & Roberts Holdings, Ltd.        330,000             614
Nampak, Ltd.                            59,373             121

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Naspers, Ltd. Class N                  383,486           2,579
Pick'n Pay Stores, Ltd.                154,959             395
Sanlam, Ltd.                         2,350,040           2,945
Sappi, Ltd.                             96,392           1,294
Sasol, Ltd.                            160,219           2,393
Standard Bank Group, Ltd.              543,139           3,118
Telkom SA, Ltd.                        264,555           2,857
Tiger Brands, Ltd.                       8,684             107
VenFin, Ltd.                           182,500             561
                                                  ------------
                                                        33,960
                                                  ------------

South Korea - 17.4%
Amorepacific Corp.                       6,970           1,114
Asiana Airlines (AE)                   209,704             482
Cheil Industries, Inc.                  47,540             691
Daeduck Electronics Co.                 74,212             756
Daelim Industrial Co.                   34,000           1,263
Daewoo Shipbuilding & Marine
   Engineering Co., Ltd. (AE)           11,090             113
Hana Bank                                4,260              92
Hankook Tire Co., Ltd.                  82,267             667
Hanwha Chem Corp.                      208,900           1,408
Hite Brewery Co., Ltd.                   8,410             616
Hyosung Corp.                           13,930             119
Hyundai Department Store Co.,
   Ltd.                                  4,210             114
Hyundai Heavy Industries                 7,510             174
Hyundai Mobis                           65,570           2,816
Hyundai Motor Co.                      142,944           5,452
Industrial Bank Of Korea                88,000             608
Industrial Bank Of Korea - GDR         118,540             859
INI Steel Co.                           96,300             936
Kangwon Land, Inc.                       2,697              31
Kia Motors Corp.                        46,190             429
Kookmin Bank                           161,937           6,046
Kookmin Bank - ADR                       3,500             130
Korea Electric Power Corp.              64,530           1,056
Korean Air Co., Ltd.                    29,930             408
KT Corp.                                35,940           1,253
KT Corp. - ADR (z)                      19,700             364
KT Freetel                              35,000             568
KT&G Corp.                              88,550           2,249
KT&G Corp. - GDR                        33,800             429
Kumgang Korea Chemical Co., Ltd.         6,640             679
LG Cable & Machinery, Ltd. (AE)          7,880             112
LG Chem, Ltd.                           31,440           1,270
LG Electronics, Inc.                    47,210           2,865
LG Engineering & Construction
   Corp.                                89,570           1,523
LG Home Shopping, Inc.                   5,260             220

 46  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
LG International Corp.                  46,210             354
Lotte Chilsung Beverage Co., Ltd.        1,090             643
Lotte Confectionery Co., Ltd.            1,200             533
NCSoft Corp.                             5,084             364
Nong Shim Co., Ltd.                      5,320           1,022
Plenus, Inc.                            26,400             355
POSCO                                   40,321           4,931
POSCO - ADR                             11,000             338
Pusan Bank                              72,470             422
S1 Corp.                                45,781           1,112
Samsung Corp.                           21,550             257
Samsung Electro-Mechanics Co.,
   Ltd.                                 23,180             873
Samsung Electronics - GDR                2,300             541
Samsung Electronics Co., Ltd.           45,635          21,664
Samsung Electronics Co., Ltd. -
   GDR                                  10,059           1,398
Samsung Fire & Marine Insurance
   Co., Ltd.                            29,070           1,932
Samsung Heavy Industries Co.,
   Ltd.                                 25,670             114
Samsung SDI Co., Ltd.                    6,450             825
Shinhan Financial Group Co., Ltd.      207,200           3,611
Shinsegae Co., Ltd.                      2,120             479
SK Corp.                                14,540             610
SK Telecom Co., Ltd.                    17,510           2,985
SK Telecom Co., Ltd. - ADR (z)          11,400             230
S-Oil Corp. Class N (AE)                28,390           1,132
Tae Young Corp.                         11,339             376
                                                  ------------
                                                        85,013
                                                  ------------

Switzerland - 0.1%
Compagnie Financiere Richemont AG
   - ADR                               223,300             569
                                                  ------------

Taiwan - 10.3%
Acer, Inc.                             564,468             798
Advantech Co., Ltd.                    222,315             468
Asustek Computer, Inc.                 380,000             812
AU Optronics Corp.                     124,000             254
Basso Industry Corp. (AE)              206,000             409
Catcher Technology Co., Ltd. (AE)      101,000             423
Cathay Financial Holding Co.,
   Ltd.                                660,140           1,172
Cheng Shin Rubber Industry Co.,
   Ltd.                                350,000             408
China Motor Corp., Ltd.                416,000             657
China Steel Corp.                    1,388,000           1,237
China Steel Corp. - GDR                 55,900             984
China Steel Corp. - GDR                 52,300             920
Chinatrust Financial Holding Co.     1,661,770           1,786
Chunghwa Picture Tubes, Ltd.           168,000             108
Chunghwa Telecom Co., Ltd.           1,179,000           1,898
CMC Magnetics Corp.                    123,000             102

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Compal Electronics, Inc.             4,361,150           4,909
Compal Electronics, Inc. - GDR          29,133             166
Elitegroup Computer Systems             82,000              60
Eva Airways Corp. (AE)                 688,687             281
Evergreen Marine Corp.                 550,200             422
Far Eastern Department Stores
   Co., Ltd.                           311,000             140
Far Eastern Textile Co., Ltd.        2,416,250           1,454
Faraday Technology Corp.               202,062             462
First Financial Holding Co., Ltd.
   (AE)                                969,000             709
Formosa Plastics Corp.                 849,667           1,215
Fubon Financial Holding Co., Ltd.      922,000             880
Gigabyte Technology Co., Ltd.        1,031,600           1,894
HON HAI Precision Industry             892,103           3,517
Lite-On Technology Corp.               106,000             112
MediaTek, Inc.                          21,000             200
Mega Financial Holding Co., Ltd.     1,412,240             948
Nan Ya Plastics Corp.                1,497,020           2,010
Phoenixtec Power Co., Ltd.             653,079             694
Polaris Securities Co., Ltd.           615,000             344
POU Chen Corp.                         143,000             136
Premier Image Technology Corp.         352,000             562
President Chain Store Corp.            162,000             288
Quanta Computer, Inc.                  474,800           1,000
Ritek Corp.                          1,885,000           1,197
Sunplus Technology Co., Ltd.           359,000             713
Taishin Financial Holdings Co.,
   Ltd.                                839,000             735
Taiwan Cellular Corp.                1,918,520           1,761
Taiwan Semiconductor
   Manufacturing Co., Ltd. (AE)      4,258,384           7,371
Teco Electric and Machinery Co.,
   Ltd.                              1,123,000             419
Uni-President Enterprises Co.          273,000             119
United Microelectronics Corp.        2,013,134           1,806
Vanguard International
   Semiconductor Corp. (AE)            348,000             158
Via Technologies, Inc.                 342,000             389
Yageo Corp.                          1,007,000             549
Yuanta Core Pacific Securities
   Co.                                 329,088             223
Yulon Motor Co.                        135,000             155
                                                  ------------
                                                        50,434
                                                  ------------

Thailand - 4.0%
Advanced Info Service PCL              384,700             846
Airports of Thailand PCL (AE)          717,100             865
Bangkok Bank PCL                       594,600           1,456
Bangkok Bank PCL                       179,300             423
Bank of Ayudhya                      1,677,000             486
Bank of Ayudhya (Alien Market)         223,400              66

                                                       Emerging Markets Fund  47

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
BEC World PCL                          902,300             415
Charoen Pokphand Foods PCL           3,243,700             298
CP Seven Eleven PCL                    190,200             269
Delta Electronics Thai PCL             487,848             314
Hana Microelectronics PCL              308,930           1,050
Kasikornbank PCL                       231,000             280
Kasikornbank PCL                       924,600           1,121
Kiatnakin Finance PCL                  339,000             333
Kiatnakin Finance PCL                   11,600              11
Land and Houses PCL                    885,000             248
National Petrochemical PCL             517,000           1,118
PTT Exploration & Production PCL       283,200           1,911
PTT PCL                                648,200           2,365
Shin Corp. PCL                       1,977,400           1,705
Siam Cement PCL                        374,696           2,044
Siam City Cement PCL                    33,300             178
Siam Commercial Bank PCL               644,700             745
Siam Commercial Bank PCL               296,000             342
Thai Airways International PCL         446,700             636
                                                  ------------
                                                        19,525
                                                  ------------
Turkey - 2.9%
Akbank TAS                         527,168,432           2,449
Anadolu Efes Biracilik Ve Malt
   Sanayii AS                       82,039,970           1,149
Dogan Sirketler Grubu Holdings     292,006,304             539
Dogan Yayin Holding (AE)           119,905,264             399
Ford Otomotiv Sanayi AS            244,000,000           1,923
Haci Omer Sabanci Holding AS       284,345,408             926
Haci Omer Sabanci Holding AS (AE)   42,565,120             133
Hurriyet Gazeteci                  183,798,304             521
Migros Turk TAS                    133,065,000             665
Tupras Turkiye Petrol Rafine        91,685,000             581
Turkcell Iletisim Hizmet AS        190,276,784           2,062
Turkcell Iletisim Hizmet AS - ADR
   (z)                                   2,400              68
Turkiye Garanti Bankasi AS         259,501,504             794
Turkiye IS Bankasi                 443,280,288           1,583
Yapi ve Kredi Bankasi              106,176,816             226
                                                  ------------
                                                        14,018
                                                  ------------

United Kingdom - 3.1%
Anglo American PLC (AE)                437,311           8,697
Antofagasta PLC                        109,836           1,834

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Genesis Smaller Companies Fund
   (AE)                                153,484           4,345
Old Mutual PLC                          62,832             107
Old Mutual PLC                           2,300               4
SABMiller PLC                           24,900             268
                                                  ------------
                                                        15,255
                                                  ------------

United States - 0.3%
Associates Corp. of North America
   (AE)                              1,870,000             415
Utstarcom, Inc. (AE)(z)                 50,300           1,325
                                                  ------------
                                                         1,740
                                                  ------------

Venezuela - 0.0%
Siderurgica Venezolana Sivensa
   SACA                              1,306,495              12
                                                  ------------

Zimbabwe - 0.0%
Delta Corp., Ltd.                    1,051,425              40
OK Zimbabwe                          5,965,491              18
                                                  ------------
                                                            58
                                                  ------------

TOTAL COMMON STOCKS
(cost $318,351)                                        407,560
                                                  ------------

                                    NOTIONAL
                                     AMOUNT
                                       $
                                  ------------
OPTIONS PURCHASED - 0.6%
(Number of Contracts)
Brazil - 0.0%
Bovespa Index Futures
   June 2004 23,022.15 (BRL) Call
   (145)                                 3,406              44
                                                  ------------

South Korea - 0.6%
Kospi 200 Index
   June 2004 100.2575 (KRW) Call
   (203)                                 8,673           2,396
Kospi 200 Index
   June 2004 100.4275 (KRW) Call
   (50)                                  2,140             591
                                                  ------------
                                                         2,987
                                                  ------------

TOTAL OPTIONS PURCHASED
(cost $3,038)                                            3,031
                                                  ------------


 48  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------

PREFERRED STOCKS - 7.7%
Brazil - 7.1%
Banco Bradesco SA                       37,038           1,502
Banco Itau Holding Financeira SA    21,254,665           1,684
Brasil Telecom Participacoes SA     23,832,700             147
Braskem SA                          18,024,500             359
Caemi Mineracao e Metalurgica SA       374,300             136
Centrais Eletricas Brasileiras SA   43,866,000             489
Cia Brasileira de Distribuicao
   Grupo Pao de Acucar - ADR (z)        38,900             692
Cia de Bebidas das Americas         15,225,806           2,835
Cia de Bebidas das Americas - ADR
   (z)                                  52,200             979
Cia de Tecidos do Norte de Minas
   - Co.teminas                      6,342,040             453
Cia Energetica de Minas Gerais     120,153,624           1,839
Cia Paranaense de Energia           89,280,000             304
Cia Siderurgica de Tubarao           7,700,000             221
Cia Suzano de Papel e Celulose         358,416           1,585
Cia Vale do Rio Doce                    20,676             816
Cia Vale do Rio Doce - ADR (z)          39,700           1,552
Empresa Brasileira de Aeronautica
   SA                                  103,300             650
Empresa Brasileira de Aeronautica
   SA - ADR (z)                          7,500             194
Gerdau SA                              113,096           1,193
Investimentos Itau SA                  238,200             231
Klabin SA (AE)                         542,400             675
NET Servicos de Comunicacao SA
   (AE)                              1,507,800             374
Petroleo Brasileiro SA                 188,470           4,700
Petroleo Brasileiro SA - ADR (z)        78,300           1,948
Sadia SA                               170,000             233
Tele Norte Leste Participacoes SA   99,878,416           1,182
Tele Norte Leste Participacoes SA
   - ADR (z)                            38,900             461
Telecomunicacoes Brasileiras SA -
   ADR                                  28,729             822
Telemig Celular Participacoes SA
   - ADR (z)                             4,700             144
Telesp Celular Participacoes SA    296,038,432             843
Telesp Celular Participacoes SA -
   ADR (z)                              85,900             612
Uniao de Bancos Brasileiros SA       4,458,600             170
Uniao de Bancos Brasileiros SA -
   GDR (z)                              91,400           1,791

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Usinas Siderurgicas de Minas
   Gerais SA                           110,900           1,094
Votorantim Celulose e Papel SA      25,087,000           1,570
                                                  ------------
                                                        34,480
                                                  ------------

South Korea - 0.6%
Hyundai Motor Co.                       39,870             756
Samsung Electronics Co., Ltd.            8,270           2,284
                                                  ------------
                                                         3,040
                                                  ------------

TOTAL PREFERRED STOCKS
(cost $33,792)                                          37,520
                                                  ------------

SHORT-TERM INVESTMENTS - 10.5%

United States - 10.5%
Frank Russell Investment Company
   Money Market Fund                33,676,000          33,676
Frank Russell Investment Company
   Money Market Fund (N)             7,481,118           7,481
State Street Securities Lending
   Quality Trust (N)                 8,055,319           8,055
United States Treasury Bill
   (y)(s)
   0.930% due 06/10/04                   2,000           1,998
                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $51,210)                                          51,210
                                                  ------------

WARRANTS - 0.0%
South Africa - 0.0%
Bidvest Group, Ltd. 2006 Warrants
   (AE)                                    849               1
Multi-Purpose Holdings BHD 2009
   Warrants (AE)                        65,320              11
                                                  ------------

TOTAL WARRANTS
(cost $2)                                                   12
                                                  ------------

TOTAL INVESTMENTS - 102.4%
(identified cost $406,393)                             499,333

OTHER ASSETS AND LIABILITIES,
NET - (2.4%)                                           (11,950)
                                                  ------------

NET ASSETS - 100.0%                                    487,383
                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  49

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
               FUTURES CONTRACTS                      AMOUNT         (DEPRECIATION)
             (NUMBER OF CONTRACTS)                       $                  $
------------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 05/04 (51)                               3,859                (69)

JSE-40 Index (South Africa)
   expiration date 06/04 (241)                              3,308               (112)

JSE-40 Index (South Africa)
   expiration date 03/05 (260)                              3,683               (165)
SIMEX Index (Taiwan)
   expiration date 05/04 (264)                              6,766               (799)
                                                                     ---------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,145)
                                                                     ===============

                                                     NOTIONAL           MARKET
OPTIONS WRITTEN                                       AMOUNT             VALUE
(NUMBER OF CONTRACTS)                                    $                 $
-----------------------------------------------------------------------------------
Brazil - 0.0%
Bovespa Index Futures
   Jun 2004 23,022.15 (BRL) Put (145)                       3,406              (521)

South Korea - 0.6%
Kospi 200 Index Futures
   June 2004 100.28 (KRW) Put (203)                         8,674            (1,337)
Kospi 200 Index Futures
   June 2004 100.43 (KRW) Put (50)                          2,140              (333)
                                                                    ---------------

Total Liability for Options Written (premiums
   received $1,126)                                                          (2,191)
                                                                    ===============

See accompanying notes which are an integral part of the financial statements.

 50  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              10      BRL            30    05/03/04                 --
USD              10      BRL            30    05/03/04                 --
USD              36      BRL           108    05/03/04                 --
USD             130      BRL           380    05/04/04                 --
USD              45      BRL           131    05/04/04                 --
USD              19      BRL            56    05/04/04                 --
USD              11      BRL            32    05/04/04                 --
USD           1,012      BRL         3,000    06/16/04                (12)
USD             668      BRL         2,000    06/16/04                 (1)
USD           1,364      BRL         4,100    06/16/04                  2
USD           1,297      BRL         3,900    06/16/04                  3
USD              30      HKD           236    05/03/04                 --
USD              50      HKD           389    05/04/04                 --
USD              40      HKD           316    05/04/04                 --
USD              85      IDR       739,913    05/05/04                 (1)
USD             138      KRW       158,689    04/28/04                 (3)
USD             384      KRW       443,063    05/05/04                 (6)
USD           2,591      KRW     3,000,000    06/16/04                (44)
USD             429      KRW       500,000    06/16/04                 (5)
USD           1,256      KRW     1,500,000    06/16/04                 (2)
USD              84      KRW       100,000    06/16/04                  1
USD           7,065      KRW     8,400,000    06/16/04                 65
USD               6      THB           255    05/04/04                 --
USD              32      THB         1,267    05/04/04                 --
USD              80      THB         3,214    05/06/04                 --
USD             120      THB         4,792    05/07/04                 --
USD             190      THB         7,589    05/07/04                 --
USD             331      ZAR         2,304    05/04/04                 (2)
USD              --      ZAR             3    05/04/04                 --
USD              97      ZAR           663    05/05/04                 (2)
USD              39      ZAR           267    05/05/04                 (1)
USD              72      ZAR           502    05/06/04                 --
USD              88      ZAR           613    05/06/04                 (1)
USD             158      ZAR         1,092    05/06/04                 (2)
USD           3,510      ZAR        24,000    06/17/04               (104)
USD           1,478      ZAR        10,000    06/17/04                (58)
USD           1,176      ZAR         8,000    06/17/04                (40)
BRL               9      USD             3    05/03/04                 --
BRL              31      USD            11    05/04/04                 --
HUF          45,895      USD           218    05/05/04                 (2)
MXN             201      USD            17    05/03/04                 --
MYR             700      USD           184    05/05/04                 --
MYR              70      USD            18    05/06/04                 --
PHP             552      USD            10    05/03/04                 --
THB           5,829      USD           145    05/06/04                 --

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
THB           1,428      USD            36    05/07/04                 --
ZAR           2,000      USD           294    06/17/04                 10
                                                           --------------

                                                                     (205)
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  51

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                                     % OF           MARKET
INDUSTRY DIVERSIFICATION             NET            VALUE
(UNAUDITED)                         ASSETS            $
-------------------------------------------------------------
-------------------------------------------------------------
Auto and Transportation                   4.9          24,080
Consumer Discretionary                    4.2          20,304
Consumer Staples                          4.4          21,613
Financial Services                       15.9          77,860
Health Care                               1.0           4,953
Integrated Oils                           4.5          21,877
Materials and Processing                 15.6          76,109
Miscellaneous                             2.3          11,393
Options                                   0.6           3,031
Other Energy                              5.6          27,134
Producer Durables                         7.4          36,233
Technology                                8.7          42,418
Utilities                                13.7          66,995
Short-Term Investments                   13.4          65,333
                                 ------------    ------------
Total Investments                       102.4         499,333
Other Assets and Liabilities,
   net                                   (2.4)        (11,950)
                                 ------------    ------------

Net Assets                              100.0         487,383
                                 ============    ============

                                                       % OF              MARKET
GEOGRAPHIC DIVERSIFICATION                              NET               VALUE
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        7.0             34,020
Asia                                                         48.5            236,420
Europe                                                        9.9             48,080
Latin America                                                17.2             83,912
Middle East                                                   3.0             14,734
United Kingdom                                                2.2             10,910
Options                                                       0.6              3,031
Other                                                         0.6              2,893
Short-Term Investments                                       13.4             65,333
                                                  ---------------    ---------------
Total Investments                                           102.4            499,333
Other Assets and Liabilities, net                            (2.4)           (11,950)
                                                  ---------------    ---------------

Net Assets                                                  100.0            487,383
                                                  ===============    ===============

See accompanying notes which are an integral part of the financial statements.

 52  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
COMMON STOCKS - 97.2%
Apartment - 17.0%
Affordable Residential
   Communities (AE)(o)(z)               81,500           1,386
Apartment Investment & Management
   Co. Class A (o)                     148,000           4,169
Archstone-Smith Trust (o)            1,253,407          34,381
AvalonBay Communities, Inc. (o)        622,500          30,895
BRE Properties Class A (o)             258,300           8,188
Camden Property Trust (o)(z)           194,400           8,227
Equity Residential (o)               1,791,400          49,192
Essex Property Trust, Inc. (o)         129,800           7,911
Pennsylvania Real Estate
   Investment Trust (o)(z)             266,521           8,622
Summit Properties, Inc. (o)            296,000           6,698
Sun Communities, Inc. (o)               72,100           2,520
United Dominion Realty Trust,
   Inc. (o)                            384,500           6,902
                                                  ------------
                                                       169,091
                                                  ------------

Health Care - 3.6%
Health Care Property Investors,
   Inc. (o)                             46,300           1,107
Health Care REIT, Inc. (o)              83,800           2,677
Healthcare Realty Trust, Inc. (o)      151,500           5,431
LTC Properties, Inc. (o)(z)            135,000           2,101
National Health Investors, Inc.
   (o)(z)                              160,300           3,842
Omega Healthcare Investors, Inc.
   (o)(z)                              201,900           1,868
Senior Housing Properties Trust
   (o)(z)                              530,400           7,929
Ventas, Inc. (o)(z)                    481,900          10,645
                                                  ------------
                                                        35,600
                                                  ------------
Hotels/Leisure - 8.8%
Fairmont Hotels & Resorts, Inc.        113,900           2,813
Hilton Hotels Corp.                  1,500,100          26,237
Hospitality Properties Trust (o)        55,000           2,149
Host Marriott Corp. (o)              2,186,000          26,013
La Quinta Corp. (z)                    390,600           2,808
LaSalle Hotel Properties (o)           108,300           2,383
Starwood Hotels & Resorts
   Worldwide, Inc.                     633,583          25,210
                                                  ------------
                                                        87,613
                                                  ------------
Leasing - 0.7%
Glenborough Realty Trust, Inc.
   (o)                                 180,200           3,386
iStar Financial, Inc. (o)               99,000           3,518
                                                  ------------
                                                         6,904
                                                  ------------

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------

Office/Industrial - 33.4%
Alexandria Real Estate Equities,
   Inc. (o)                             97,000           5,512
AMB Property Corp. (o)                 247,000           7,484
American Financial Realty Trust
   (o)                                 179,600           2,658
Arden Realty, Inc. (o)                 395,000          11,147
Boston Properties, Inc. (o)            783,138          36,807
Brandywine Realty Trust (o)             28,700             727
Brookfield Properties Co.              824,300          22,916
CarrAmerica Realty Corp. (o)           287,800           8,205
Catellus Development Corp. (o)       1,229,671          26,499
Centerpoint Properties Trust (o)       203,200          14,651
Corporate Office Properties Trust
   (o)(z)                               80,000           1,628
Cousins Properties, Inc. (o)            34,000             956
Crescent Real Estate Equities Co.
   (o)                                 183,500           2,839
Duke Realty Corp. (o)                  121,500           3,543
Equity Office Properties Trust
   (o)                                 581,200          14,629
Highwoods Properties, Inc. (o)(z)      464,000          10,463
Home Properties, Inc. (o)              119,700           4,470
HRPT Properties Trust (o)              363,653           3,473
Keystone Property Trust (o)             36,200             736
Kilroy Realty Corp. (o)                287,200           9,004
Liberty Property Trust (o)             739,100          27,014
Mack-Cali Realty Corp. (o)             662,000          24,726
Plum Creek Timber Co., Inc. (o)        370,600          10,955
Prentiss Properties Trust (o)          205,000           6,568
Prologis (o)                         1,883,800          55,421
PS Business Parks, Inc. (o)            110,200           4,182
SL Green Realty Corp. (o)              347,000          14,158
                                                  ------------
                                                       331,371
                                                  ------------

Outlet Centers - 3.5%
Chelsea Property Group, Inc. (o)       678,200          34,588
                                                  ------------

Regional Malls - 17.4%
CBL & Associates Properties, Inc.
   (o)                                  41,500           2,085
General Growth Properties, Inc.
   (o)                               1,797,800          48,738
Macerich Co. (The) (o)                 434,200          18,180
Mills Corp. (The) (o)                   75,700           3,073
Rouse Co. (The) (o)                    713,400          30,890
Simon Property Group, Inc. (o)       1,336,400          64,429
Taubman Centers, Inc. (o)(z)           264,300           5,154
                                                  ------------
                                                       172,549
                                                  ------------

                                                 Real Estate Securities Fund  53

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Self Storage - 2.0%
Public Storage, Inc. (o)               296,800          12,403
Shurgard Storage Centers, Inc.
   Class A (o)(z)                      213,000           7,093
                                                  ------------
                                                        19,496
                                                  ------------

Shopping Center - 10.8%
Developers Diversified Realty
   Corp. (o)                           753,200          24,667
Federal Realty Invs Trust (o)          383,500          14,220
Kimco Realty Corp. (o)                 167,000           7,138
Pan Pacific Retail Properties,
   Inc. (o)                            429,500          18,868
Realty Income Corp. (o)(z)              30,000           1,148
Regency Centers Corp. (o)              544,800          20,653
Urstadt Biddle Properties, Inc.
   Class A (o)(z)                       69,000             958
Vornado Realty Trust (o)               394,900          19,923
                                                  ------------
                                                       107,575
                                                  ------------

TOTAL COMMON STOCKS
(cost $763,545)                                        964,787
                                                  ------------

SHORT-TERM INVESTMENTS - 4.5%
Frank Russell Investment Company
   Money Market Fund                27,363,000          27,363
Frank Russell Investment Company
   Money Market Fund (N)             8,446,775           8,447
State Street Securities Lending
   Quality Trust (N)                 9,095,094           9,095
                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $44,905)                                          44,905
                                                  ------------

TOTAL INVESTMENTS - 101.7%
(identified cost $808,450)                           1,009,692

OTHER ASSETS AND LIABILITIES,
NET - (1.7)%                                           (17,354)
                                                  ------------

NET ASSETS - 100.0%                                    992,338
                                                  ============

See accompanying notes which are an integral part of the financial statements.

 54  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
LONG-TERM INVESTMENTS - 71.1%
Asset-Backed Securities - 23.3%
Alter Moneta Receivables LLC (y)
   Series 2003-1 Class NOTE
   2.563% due 03/15/11                   2,949           2,939
AmeriCredit Automobile
   Receivables Trust
   Series 2002-C Class A4
   3.550% due 02/12/09                   3,500           3,547
Amortizing Residential Collateral
   Trust (E)
   Series 2002-BC5 Class A
   1.420% due 07/25/32                     762             763
Asset Backed Securities Corp.
   Home Equity (E)
   Series 2002-HE1 Class M1
   2.200% due 03/15/32                   1,400           1,427
Bank One Issuance Trust
   Series 2002-A2 Class A2
   4.160% due 01/15/08                   6,000           6,142
   Series 2002-A4 Class A4
   2.940% due 06/16/08                   2,000           2,021
Bay View Auto Trust
   Series 2003-LJ1 Class A3
   2.430% due 07/25/08                   1,000             999
California Infrastructure PG&E-1
   Series 1997-1 Class A7
   6.420% due 09/25/08                   6,687           7,036
California Infrastructure SCE-1
   Series 1997-1 Class A6
   6.380% due 09/25/08                   3,616           3,808
   Series 1997-1 Class A7
   6.420% due 12/26/09                   3,950           4,296
California Infrastructure SDG&E-1
   Series 1997-1 Class A6
   6.310% due 09/25/08                     675             710
Capital Auto Receivables Asset
   Trust
   Series 2002-3 Class A3
   3.580% due 10/16/06                   8,920           9,087
Series 2002-4 Class A4
   2.640% due 03/17/08                   2,275           2,284
Capital One Auto Finance Trust
   Series 2001-B Class A4
   4.880% due 09/15/08                   1,100           1,140
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                   1,000           1,047

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Capital One Multi-Asset Execution
   Trust
   Series 2003-A6 Class A6
   2.950% due 08/17/09                   1,000           1,001
Capital One Prime Auto
   Receivables Trust
   Series 2003-1 Class A3
   1.970% due 04/15/07                   2,500           2,506
Caterpillar Financial Asset Trust
   Series 2002-A Class A3
   3.150% due 02/25/08                   1,438           1,451
Chase Manhattan Auto Owner Trust
   Series 2000-A Class A4
   6.260% due 06/15/07                   1,824           1,840
   Series 2002-B Class A4
   4.210% due 01/15/09                   8,600           8,826
Chemical Master Credit Card Trust
   1
   Series 1996-2 Class A
   5.980% due 09/15/08                   4,000           4,214
Chevy Chase Auto Receivables
   Trust
   Series 2000-1 Class A4
   7.470% due 07/15/05                     315             319
   Series 2001-3 Class A3
   3.950% due 05/16/05                     163             164
CIT Equipment Collateral
   Series 2003-VT1 Class A3B
   1.630% due 04/20/07                     500             498
CIT Equipment Collateral
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                   1,500           1,483
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                   1,000           1,054
CIT RV Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                   1,000           1,050
Citibank Credit Card Issuance
   Trust
   Series 2001-A6 Class A6
   5.650% due 06/16/08                   1,500           1,590
   Series 2002-A3 Class A3
   4.400% due 05/15/07                   4,805           4,931
   Series 2003-A3 Class A3
   3.100% due 03/10/10                   1,000             979
   Series 2003-A5 Class A5
   2.500% due 04/07/08                   1,700           1,697
   Series 2004-A1 Class A1
   2.550% due 01/20/09                   2,850           2,810

                                                        Short Term Bond Fund  55

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
CitiFinancial Mortgage
   Securities, Inc.
   Series 2003-2 Class AV1
   1.220% due 05/25/33                   1,026           1,026
CNH Equipment Trust
   Series 2003-A Class A3B
   1.890% due 07/16/07                   1,000             999
CNH Wholesale Master Note Trust
   (E)
   Series 2003-1 Class A
   1.363% due 08/15/08                   2,000           1,999
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                   3,282           3,289
Connecticut RRB Special Purpose
   Trust CL&P
   Series 2001-1 Class A5
   6.210% due 12/30/11                   1,000           1,094
Daimler Chrysler Auto Trust
   Series 2001-D Class A4
   3.780% due 02/06/07                   3,000           3,050
   Series 2002-B Class A4
   3.530% due 12/06/07                   4,000           4,070
   Series 2003-B Class A3
   2.250% due 08/08/07                   4,100           4,099
Discover Card Master Trust I
   Series 1996-3 Class A
   6.050% due 08/18/08                   2,225           2,363
Distribution Financial Services
   Floorplan Master Trust (E)
   Series 2003-1 Class A
   1.190% due 04/15/07                   3,000           3,002
Federal Farm Credit Bank
   12.250% due 02/01/07                  4,492           5,187
First National Master Note Trust
   (E)
   Series 2003-1 Class A
   1.200% due 08/15/08                   1,000           1,002
Fleet Credit Card Master Trust II
   Series 2000-C Class A
   7.020% due 02/15/08                   1,211           1,288
   Series 2001-B Class A
   5.600% due 12/15/08                   3,000           3,172
Ford Credit Auto Owner Trust
   Series 2002-A Class A4A
   4.360% due 09/15/06                   5,100           5,223
   Series 2002-B Class A4
   4.750% due 08/15/06                   3,500           3,606
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                   1,170           1,148

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Government Trust Certificate
   8.500% due 04/01/06                     859             917
GS Auto Loan Trust
   Series 2004-1 Class A3
   2.130% due 11/15/07                   2,000           1,988
Honda Auto Receivables Owner
   Trust
   Series 2003-2 Class A4
   2.160% due 10/21/08                   3,500           3,441
   Series 2003-3 Class A3
   2.140% due 04/23/07                   2,500           2,500
   Series 2003-5 Class A3
   2.300% due 10/18/07                   1,000             999
Household Automotive Trust
   Series 2002-2 Class A3
   2.850% due 03/19/07                   2,736           2,755
Household Private Label Credit
   Card Master Note Trust I
   Series 2001-2 Class A
   4.950% due 06/16/08                   1,000           1,010
   Series 2002-2 Class A
   1.270% due 01/18/11                   1,000           1,001
Hyundai Auto Receivables Trust
   Series 2002-A Class A3
   2.800% due 02/15/07                   1,000           1,008
   Series 2003-A Class A3
   2.330% due 11/15/07                   1,500           1,496
Illinois Power Special Purpose
   Trust
   Series 1998-1 Class A5
   5.380% due 06/25/07                   1,102           1,127
   Series 1998-1 Class A6
   5.540% due 06/25/09                   2,725           2,885
MBNA Credit Card Master Note
   Trust
   Series 2001-A1 Class A1
   5.750% due 10/15/08                   1,000           1,061
MBNA Master Credit Card Trust USA
   Series 1995-C Class A
   6.450% due 02/15/08                   4,000           4,200
   Series 2000-I Class A
   6.900% due 01/15/08                   7,157           7,595
Mellon Auto Grantor Trust
   Series 2000-2 Class A
   6.390% due 07/15/07                     414             418
National City Auto Receivables
   Trust
   Series 2002-A Class A3
   4.040% due 07/15/06                     383             386
   Series 2002-A Class A4
   4.830% due 08/15/09                   2,000           2,062
   Series 2004-A Class A3
   2.110% due 07/15/08                   1,500           1,488

 56  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Navistar Financial Corp. Owner
   Trust
   Series 2001-B Class A4
   4.370% due 11/17/08                   2,500           2,543
   Series 2002-A Class A4
   4.760% due 04/15/09                   1,000           1,027
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A3
   1.270% due 09/25/13                   2,000           1,997
Nissan Auto Receivables Owner
   Trust
   Series 2001-C Class A4
   4.800% due 02/15/07                   1,132           1,148
   Series 2003-A Class A3
   1.890% due 12/15/06                   2,760           2,765
Nordstrom Private Label Credit
   Card Master Note Trust
   Series 2001-1A Class A
   4.820% due 04/15/10                   3,500           3,649
Onyx Acceptance Grantor Trust
   Series 2000-D Class A4
   6.850% due 08/15/07                   1,639           1,649
   Series 2002-D Class A4
   3.100% due 07/15/09                   1,000           1,009
   Series 2003-B Class A3
   1.770% due 05/15/07                   2,000           1,998
PBG Equipment Trust
   Series 1998-1A Class A
   6.270% due 01/20/12                   1,631           1,695
Peco Energy Transition Trust
   Series 1999-A Class A4
   5.800% due 03/01/07                   1,251           1,286
   Series 1999-A Class A6
   6.050% due 03/01/09                   2,500           2,670
PNC Student Loan Trust I
   Series 1997-2 Class A7
   6.728% due 01/25/07                   2,694           2,818
Prime Credit Card Master Trust
   Series 2000-1 Class A
   6.700% due 10/15/09                   1,500           1,597
Provident Auto Lease ABS Trust
   Series 1999-1 Class A2
   7.025% due 01/14/12                     714             748
PSE&G Transition Funding LLC
   Series 2001-1 Class A2
   5.740% due 03/15/07                     378             387
   Series 2001-1 Class A3
   5.980% due 06/15/08                   3,000           3,171

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Public Service New Hampshire
   Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                   1,767           1,872
Railcar Leasing L.L.C.
   Series 1997-1 Class A2
   7.125% due 01/15/13                   1,000           1,104
Regions Auto Receivables Trust
   Series 2003-2 Class A3
   2.310% due 01/15/08                   1,500           1,499
Residential Asset Mortgage
   Products, Inc.
   Series 2003-RZ5 Class A2
   3.180% due 03/25/27                   2,000           2,008
   Series 2004-RS2 Class AIIB
   1.350% due 02/25/34                   3,275           3,276
Sears Credit Account Master Trust
   Series 1999-3 Class A
   6.450% due 11/17/09                   2,296           2,375
   Series 2000-2 Class A
   6.750% due 09/16/09                   2,000           2,119
SLM Student Loan Trust
   Series 2003-4 Class A5B
   3.390% due 03/15/33                   3,000           2,934
   Series 2003-5 Class A7
   1.080% due 06/17/30                   3,400           3,400
Standard Credit Card Master Trust
   Series 1995-1 Class A
   8.250% due 01/07/07                   1,375           1,438
Susquehanna Auto Lease Trust
   Series 2003-1 Class A2
   1.530% due 08/14/05                     944             944
   Series 2003-1 Class A3
   2.460% due 01/14/07                   1,000           1,003
Toyota Auto Receivables Owner
   Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                   4,670           4,657
Triad Auto Receivables Owner
   Trust
   Series 2002-A Class A4
   3.240% due 08/12/09                   2,000           2,024
   Series 2003-B Class A3
   2.480% due 03/12/08                   1,000           1,000
   Series 2004-A Class A3
   1.900% due 07/14/08                   1,000             984
Vanderbilt Acquisition Loan Trust
   Series 2002-1 Class A1
   3.280% due 01/07/13                     240             240

                                                        Short Term Bond Fund  57

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Volkswagen Auto Loan Enhanced
   Trust
   Series 2003-2 Class A3
   2.270% due 10/22/07                   3,000           2,998
Wells Fargo Financial Auto Owner
   Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                   2,000           1,969
West Penn Funding LLC Transition
   Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                   2,157           2,272
WFS Financial Owner Trust
   Series 2002-3 Class A4
   3.500% due 02/20/10                   2,000           2,032
   Series 2004-1 Class A3
   2.190% due 06/20/08                   1,500           1,487
Whole Auto Loan Trust
   Series 2002-1 Class A3
   2.600% due 08/15/06                   1,000           1,007
   Series 2003-1 Class A3B
   1.990% due 05/15/07                   1,900           1,895
   Series 2003-1 Class B
   2.240% due 03/15/10                   1,000           1,000
World Omni Auto Receivables Trust
   Series 2001-B Class A3
   3.790% due 11/21/05                     178             179
                                                  ------------
                                                       247,486
                                                  ------------

Corporate Bonds and Notes - 14.6%
Abbott Laboratories
   5.625% due 07/01/06                   1,500           1,593
ABN Amro Bank NV
   7.250% due 05/31/05                   2,000           2,110
AIG SunAmerica Global Financing
   XII
   5.300% due 05/30/07                   3,360           3,535
Altria Group, Inc.
   7.650% due 07/01/08                   1,500           1,656
Amsouth Bank NA/Birmingham AL
   Series BKNT
   2.820% due 11/03/06                   2,000           1,992
Associates Corp. Of North America
   6.250% due 11/01/08                   1,000           1,093
   Series MTNH
   7.250% due 05/08/06                   1,700           1,849
   7.240% due 05/17/06                   1,000           1,092

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Bank of America Corp.
   1.370% due 08/26/05 (E)               1,000           1,003
   5.250% due 02/01/07                   1,000           1,054
   6.375% due 02/15/08                   3,000           3,269
Bank of Montreal
   6.100% due 09/15/05                   2,000           2,096
   7.800% due 04/01/07                   1,000           1,118
BankAmerica Corp.
   6.200% due 02/15/06                     750             800
Bayerische Landesbank
   2.500% due 03/30/06                   1,500           1,513
Bear Stearns Cos., Inc. (The) (E)
   1.690% due 07/15/05                   1,500           1,509
Bristol-Myers Squibb Co.
   4.750% due 10/01/06                   7,500           7,814
CIT Group, Inc.
   7.375% due 04/02/07                   5,300           5,882
Citigroup, Inc.
   6.750% due 12/01/05                   6,500           6,948
   1.245% due 05/19/06                   1,000           1,002
ConocoPhillips
   8.500% due 05/25/05                   1,975           2,108
   8.750% due 05/25/10                   1,000           1,222
DaimlerChrysler NA Holding Corp.
   6.400% due 05/15/06                   1,200           1,277
Deluxe Corp.
   2.750% due 09/15/06                   1,000             999
Deutsche Bank Financial, Inc.
   6.700% due 12/13/06                   1,500           1,632
Entergy Mississippi, Inc.
   4.350% due 04/01/08                     500             496
Fifth Third Bancorp
   6.750% due 07/15/05                   1,250           1,319
   Series BKNT
   3.375% due 08/15/08                   1,000             981
Ford Motor Credit Co.
   6.500% due 01/25/07                   1,500           1,591
General Electric Capital Corp.
   8.500% due 07/24/08                   1,000           1,176
   Series MTNA
   1.379% due 02/03/06                   2,000           2,007
   5.350% due 03/30/06                   2,500           2,628
   8.125% due 04/01/08                   1,000           1,152
General Motors Acceptance Corp.
   (E)(z)
   4.500% due 07/15/06                     300             307
Goldman Sachs Group, Inc. (E)
   1.280% due 01/09/07                   3,000           3,001

 58  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
GTE Corp.
   6.360% due 04/15/06                   2,000           2,136
GTE Hawaiian Telephone Co.
   Series A
   7.000% due 02/01/06                   2,000           2,148
GTE North, Inc.
   Series E
   6.400% due 02/15/05                   1,200           1,242
Harrah's Operating Co., Inc.
   7.500% due 01/15/09                   1,500           1,682
Heller Financial, Inc.
   6.375% due 03/15/06                   1,000           1,078
Household Finance Corp.
   5.750% due 01/30/07                   2,260           2,407
   4.625% due 01/15/08                   7,200           7,404
iStar Financial, Inc.
   4.875% due 01/15/09                     500             487
John Hancock Global Funding II
   6.000% due 12/28/06                   2,450           2,603
KFW International Finance
   Series DTC
   5.250% due 06/28/06                   2,000           2,117
Lehman Brothers Holdings, Inc.
   6.250% due 05/15/06                   1,500           1,603
   8.250% due 06/15/07                   2,500           2,851
Merck & Co., Inc.
   5.250% due 07/01/06                   2,000           2,111
MGM Mirage
   9.750% due 06/01/07                   1,200           1,356
Morgan Stanley
   1.280% due 01/12/07 (E)               1,000           1,001
   5.800% due 04/01/07                   1,000           1,068
National City Bank
   Series BKNT
   2.700% due 08/24/09                   2,000           1,957
New York Life Global Funding
   1.180% due 02/26/07                   2,500           2,498
SLM Corp.
   Series MTNA
   5.625% due 04/10/07                   5,885           6,290
Sprint Capital Corp.
   7.125% due 01/30/06                   1,000           1,073
   6.125% due 11/15/08                     100             107
SunAmerica, Inc.
   6.750% due 10/01/07                   3,850           4,278
Suntrust Bank (E)
   Series BKNT
   1.110% due 10/03/05                   2,000           2,000

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Swiss Bank Corp. NY
   7.250% due 09/01/06                   1,500           1,653
Tosco Corp.
   7.250% due 01/01/07                   1,500           1,652
Toyota Motor Credit Corp.
   2.750% due 08/06/09                   4,000           3,941
Unilever Capital Corp.
   7.125% due 11/01/10                   1,000           1,144
US Bancorp
   Series MTNN
   5.100% due 07/15/07                   3,000           3,154
US Bancorp/First Bank
   7.625% due 05/01/05                   1,000           1,055
US Bank National Association (E)
   1.120% due 12/05/05                   1,500           1,501
US Central Credit Union
   2.750% due 05/30/08                   1,000             957
Verizon Wireless Capital LLC
   1.190% due 05/23/05                   1,400           1,399
Wachovia Corp.
   6.800% due 06/01/05 (z)               1,500           1,572
   7.550% due 08/18/05                   2,000           2,139
Washington Mutual Financial Corp.
   6.250% due 05/15/06                   1,745           1,868
   7.250% due 06/15/06                   3,005           3,283
Waste Management, Inc.
   7.100% due 08/01/26                   1,175           1,248
Wells Fargo & Co.
   1.200% due 09/15/06 (E)               3,000           3,003
   Series MTNH
   6.750% due 10/01/06                     500             546
   6.750% due 06/15/07                   2,000           2,213
Wells Fargo Financial, Inc.
   6.125% due 02/15/06                     750             798
                                                  ------------
                                                       155,447
                                                  ------------

Emerging Markets Debt - 0.5%
Brazilian Government
   International Bond
   2.063% due 04/15/06 (E)                 832             801
   10.000% due 01/16/07                  1,800           1,877
   2.125% due 04/15/09 (E)                 118             106
Panama Government International
   Bond
   8.250% due 04/22/08                   1,300           1,424
Peru Government International
   Bond
   9.125% due 01/15/08                   1,000           1,110
                                                  ------------
                                                         5,318
                                                  ------------

                                                        Short Term Bond Fund  59

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
International Debt - 2.9%
Abbey National PLC
   6.690% due 10/17/05                   2,000           2,127
Deutsche Telekom International
   Finance BV
   8.250% due 06/15/05                   1,050           1,118
European Investment Bank
   Series DTC
   5.625% due 01/24/06                     575             607
France Telecom Step Up Bond
   8.200% due 03/01/06                   1,200           1,305
HBOS Treasury Services PLC
   1.220% due 01/12/07 (E)               2,500           2,501
   3.750% due 09/30/08                   1,000             992
HSBC Bank PLC
   7.625% due 06/15/06                   1,650           1,828
Hydro Quebec
   Series MTNB
   6.520% due 02/23/06                   1,000           1,073
Inter-American Development Bank
   12.250% due 12/15/08                  1,250           1,690
Interstar Millennium Trust (E)
   Series 2004-2G Class A
   1.311% due 03/14/36                   2,500           2,500
Mexico Government International
   Bond
   4.625% due 10/08/08                   3,250           3,234
National Westminster Bank PLC
   7.375% due 10/01/09                   1,000           1,154
Province of British
   Columbia/Canada
   4.625% due 10/03/06                   2,000           2,083
Province of Manitoba Canada
   4.250% due 11/20/06                   1,000           1,031
Province of Ontario
   7.000% due 08/04/05                   1,500           1,595
   6.000% due 02/21/06                   1,000           1,059
Province of Quebec
   6.500% due 01/17/06                   1,560           1,660
Telefonica Europe BV
   7.350% due 09/15/05                   2,700           2,877
                                                  ------------
                                                        30,434
                                                  ------------

Mortgage-Backed Securities - 14.3%
Banc of America Commercial
   Mortgage, Inc.
   Series 2004-2 Class A1
   2.764% due 11/10/38                   2,000           1,965

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Bank of America Mortgage
   Securities
   Series 2002-K Class 2A1
   5.770% due 10/20/32 (E)                 158             162
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                   1,080           1,115
Bear Stearns Adjustable Rate
   Mortgage Trust
   Series 2002-9 Class 2A
   5.323% due 10/25/32                      54              55
   Series 2003-1 Class 5A1
   5.462% due 04/25/33                     884             896
   Series 2003-8 Class 2A1
   4.948% due 01/25/34                   1,301           1,310
Bear Stearns Asset Backed
   Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                   1,425           1,405
Bear Stearns Commercial Mortgage
   Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                     728             771
   Series 2001-TOP4 Class A1
   5.060% due 11/15/16                     461             479
   Series 2003-PWR2 Class A1
   3.432% due 05/11/39                     935             929
   Series 2003-T10 Class A1
   4.000% due 03/13/40                   1,519           1,499
   Series 2003-T12 Class A1
   2.960% due 08/13/39                   1,150           1,127
Chevy Chase Home Loan Trust
   Series 1996-1 Class A
   7.150% due 05/15/15                     509             510
Contimortgage Home Equity Trust
   1998-3
   Series 1998-2 Class A7
   6.570% due 03/15/23                   1,200           1,212
Countrywide Alternative Loan
   Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                   1,157           1,199
Countrywide Home Loans
   6.000% due 10/25/33                   1,764           1,813
CS First Boston Mortgage
   Securities Corp.
   Series 2002 P3 Class A
   2.361% due 08/25/33 (y)                 835             837
   Series 2002-AR27 Class 2A2
   5.742% due 10/25/32                     192             196
   Series 2003-C4 Class A2
   3.908% due 08/15/36                   1,000             996

 60  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                   1,127           1,116
   Series 2004-C1 Class A1
   2.254% due 01/15/37                   2,951           2,912
Federal Home Loan Mortgage Corp.
   9.000% due 2005                           4               4
   4.000% due 2007                       1,777           1,784
   4.000% due 2008                       1,616           1,622
   4.500% due 2008                       2,021           2,058
   5.500% due 2008                         277             288
   6.500% due 2008                         295             313
   5.500% due 2009                         601             623
   6.000% due 2009                         402             423
   6.500% due 2009                         849             894
   6.000% due 2010                         354             372
   8.000% due 2010                         143             150
   6.000% due 2011                       1,041           1,090
   6.000% due 2013                         256             269
   5.500% due 2014                       1,073           1,107
   6.000% due 2014                         271             284
   6.000% due 2016                       1,236           1,292
   5.500% due 2017                       1,737           1,784
   5.000% due 2018                         931             938
   6.000% due 2028                         233             239
   5.500% due 2029                       1,385           1,390
   6.000% due 2029                         510             522
   6.000% due 2031                         680             696
   6.000% due 2032                         986           1,009
   6.500% due 2032                         305             318
   6.000% due 2033                       1,601           1,638
   Series 1993-1645 Class PD
   4.500% due 09/15/08                     340             349
   Series 2003-2557 Class MA
   4.500% due 07/15/16                     831             847
   Series 2003-2559 Class PB
   5.500% due 08/15/30                   1,184           1,204
   Series 2003-2580 Class QK
   4.000% due 04/15/22                   1,500           1,525
   Series 2003-2638 Class NK
   4.000% due 02/15/15                   2,200           2,239
   Series 2003-2715 Class OJ
   3.500% due 03/15/11                   3,000           3,037
   Series 2004-2760 Class EA
   4.500% due 04/15/13                   2,000           2,046
Federal Home Loan Mortgage Corp.
   Structured Pass Through
   Securities
   Series 2003-H009 Class A2
   1.876% due 03/15/08                   1,448           1,405

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Federal National Mortgage
   Association 30 Year TBA (o)
   5.500%                                6,200           6,185
   6.000% due 2008                         217             228
   5.500% due 2009                       5,239           5,400
   6.000% due 2010                         434             455
   6.500% due 2010                         298             316
   6.000% due 2011                         423             443
   6.500% due 2011                         292             311
   4.500% due 2013                       4,307           4,332
   5.000% due 2013                       4,548           4,621
   5.500% due 2013                         653             676
   6.000% due 2013                         860             900
   6.000% due 2014                       4,059           4,245
   5.500% due 2016                       5,116           5,257
   5.000% due 2017                         145             146
   5.500% due 2017                      11,411          11,720
   6.000% due 2017                         427             445
   5.000% due 2018                       6,303           6,348
   5.500% due 2022                       2,026           2,053
   6.000% due 2033                          64              65
   Series 1994-1 Class K
   6.500% due 06/25/13                     495             509
   Series 2003-129 Class PQ
   4.500% due 07/25/33                     952             975
   Series 2003-27 Class TJ
   4.000% due 10/25/16                   1,944           1,974
   Series 2003-92 Class BR
   5.000% due 04/25/14                   2,300           2,361
   Series 2004-21 Class QA
   4.000% due 11/25/17                   3,500           3,558
Federal National Mortgage
   Association-Aces
   Series 1998-M1 Class A2
   6.250% due 01/25/08                   2,976           3,186
GE Capital Commercial Mortgage
   Corp.
   Series 2001-2 Class A1
   5.260% due 08/11/33                     632             657
   Series 2001-3 Class A1
   5.560% due 06/10/38                     908             955
Government National Mortgage
   Association I
   7.000% due 2007                          11              11
   6.000% due 2008                         211             223
   9.500% due 2017                           1               1
Government National Mortgage
   Association II (E)
   4.750% due 2027                         245             250
   4.000% due 2032                         588             589

                                                        Short Term Bond Fund  61

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Impac CMB Trust (E)
   Series 2004-2 Class A2
   1.340% due 04/25/34                   1,282           1,274
Irwin Home Equity (E)
   Series 2002-1 Class 2A1
   1.390% due 06/25/29                      96              96
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                     902             905
LB-UBS Commercial Mortgage Trust
   Series 2003-C1 Class A1
   2.720% due 03/15/27                     887             877
   Series 2003-C3 Class A1
   2.599% due 05/15/27                   2,305           2,253
Lehman Large Loan
   Series 1997-LLI Class A2
   6.840% due 10/12/34                   1,150           1,171
Morgan Stanley Capital I
   Series 1998-WF2 Class A1
   6.340% due 07/15/30                     338             353
   Series 2003-T11 Class A1
   3.260% due 06/13/41                   1,862           1,850
   Series 2004-T13 Class A1
   2.850% due 09/13/45                     978             962
Morgan Stanley Dean Witter
   Capital I
   Series 2001-TOP5 Class A1
   5.020% due 10/15/35                     733             759
   Series 2002-HE1 Class A2
   1.430% due 07/25/32                     201             202
   Series 2002-HQ Class A2
   6.090% due 04/15/34                     500             538
   Series 2002-IQ2 Class A1
   4.090% due 12/15/35                   1,005           1,026
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   1.500% due 02/25/34                     663             663
   Series 2004-CL1 Class 2A2
   1.500% due 02/25/19                     163             163
Residential Funding Mortgage Sec
   I
   Series 2002-SA2 Class A1
   5.600% due 09/25/32                      68              68
Residential Funding Mortgage
   Securities II
   Series 2003-HS1 Class AI2
   2.120% due 02/25/33                   2,500           2,499

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Salomon Brothers Mortgage
   Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                   2,332           2,333
Structured Asset Mortgage
   Investments, Inc. (E)
   Series 2002-AR3 Class A1
   1.430% due 09/19/32                     249             250
Structured Asset Securities Corp.
   (E)
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                     403             413
United Mortgage Securities Corp.
   Series 1993-1 Class AA
   4.354% due 09/25/33                     248             249
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                     665             692
Wachovia Bank Commercial Mortgage
   Trust
   Series 2003-C4 Class A1
   3.003% due 04/15/35                     896             888
Washington Mutual
   Series 2001-1 Class A
   3.561% due 01/25/41                      45              45
   Series 2002-AR10 Class A6
   4.816% due 10/25/32                   2,080           2,105
   Series 2002-AR4 Class A1
   5.501% due 04/26/32                     373             378
   Series 2002-AR9 Class 1A
   2.634% due 08/25/42                   3,489           3,515
Washington Mutual MSC Mortgage
   Pass-Through CTFS (E)
   Series 2002-AR2 Class 2A1
   6.194% due 07/25/32                      80              82
                                                  ------------
                                                       152,267
                                                  ------------

Municipal Bonds - 0.4%
Arizona Educational Loan
   Marketing Corp., Revenue
   Bonds,
   monthly demand
   1.080% due 12/01/37                   1,300           1,300
Connecticut State Student Loan
   Foundation Revenue Bonds,
   weekly demand
   1.090% due 06/01/29                     500             500

 62  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
State of Wisconsin Revenue Bonds,
   monthly demand (u)
   1.050% due 05/01/32                   2,700           2,700
                                                  ------------
                                                         4,500
                                                  ------------

Non-US Bonds - 0.1%
Deutsche Bundesrepublik
   5.250% due 07/04/10            EUR    1,000           1,302
                                                  ------------

United States Government Agencies
-0.4%
Federal Home Loan Bank System
   5.925% due 04/09/08                   1,600           1,741
Federal Home Loan Bank System
   Zero Coupon
   0.000% due 04/27/10                   1,097           1,032
Federal Home Loan Mortgage Corp.
   MTN
   5.810% due 04/04/08                   1,000           1,081
                                                  ------------
                                                         3,854
                                                  ------------

United States Government
Treasuries - 14.6%
United States Treasury Inflation
   Indexed Bonds
   3.625% due 01/15/08                   7,260           7,987
   3.875% due 01/15/09                   5,823           6,530
   4.250% due 01/15/10                   4,869           5,604
   3.500% due 01/15/11                   1,070           1,192
United States Treasury Note
   2.375% due 08/15/06                 134,770         134,374
                                                  ------------
                                                       155,687
                                                  ------------

TOTAL LONG-TERM INVESTMENTS
(cost $753,182)                                        756,295
                                                  ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust                           219           2,354
                                                  ------------

TOTAL PREFERRED STOCKS
(cost $2,308)                                            2,354
                                                  ------------

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
SHORT-TERM INVESTMENTS - 27.9%
Anz Del, Inc. Discount Commercial
   Paper (y)
   1.025% due 05/20/04                   3,900           3,898
   1.030% due 06/22/04                   4,000           3,994
   1.040% due 07/06/04                   2,700           2,693
Associates Corp. Of North America
   Series MTNH
   7.625% due 04/27/05                   1,000           1,055
Barclays US Funding, LLC. (y)
   1.020% due 05/06/04                   4,400           4,399
Boatmen's Bancshares, Inc.
   7.625% due 10/01/04                   3,058           3,127
CBA Del Finance, Inc.
   Years 3 & 4 Commercial Paper
   (y)
   1.030% due 05/21/04 (c)                 400             400
   1.050% due 7/13/04                      100             100
Chevron Trust Fund
   8.110% due 12/01/04                     442             459
CIT Group, Inc.
   5.625% due 05/17/04                   2,600           2,604
Danske Corp. Commercial Paper (y)
   1.025% due 7/18/04                      500             499
European Investment Bank (y)
   1.010% due 5/25/04                    1,600           1,599
Federal Home Loan Mortgage Corp.
   Discount Note (y)
   0.950% due 05/26/04                   6,500           6,496
   1.010% due 06/08/04                   1,400           1,399
   1.025% due 07/06/04                   2,200           2,195
   1.005% due 07/20/04                   2,600           2,591
Federal National Mortgage
   Association Discount Note (y)
   1.040% due 05/10/04                  15,400          15,397
   0.990% due 05/20/04                   3,500           3,498
   0.950% due 06/01/04                   3,200           3,224
   1.010% due 06/01/04                   1,300           1,299
   1.020% due 06/23/04                   3,500           3,495
   1.015% due 06/30/04                     500             499
   1.010% due 07/01/04                   3,500           3,490
   1.020% due 07/07/04                   1,300           1,297
   1.025% due 07/07/04                  11,100          11,072
   1.040% due 07/07/04                   4,900           4,888
   1.040% due 07/14/04                   7,000           6,982
   1.010% due 07/15/04                   2,700           2,692
   1.010% due 07/20/04                   3,500           3,488
   1.060% due 07/21/04                   4,900           4,887
Finland Government International
   Bond
   7.875% due 07/28/04                   6,000           6,095

                                                        Short Term Bond Fund  63

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Ford Motor Credit Co.
   7.500% due 06/15/04                   1,000           1,007
   7.500% due 03/15/05                     100             104
Frank Russell Investment Company
   Money Market Fund                55,103,334          55,103
Frank Russell Investment Company
   Money Market Fund (N)               269,963             270
General Electric Capital Corp.
   Commercial Paper (y)
   1.040% due 05/11/04                   3,700           3,699
   1.040% due 06/08/04                   4,500           4,495
   1.040% due 06/17/04                   1,900           1,897
General Electric Capital Corp.
   Series MTNA
   7.250% due 05/03/04                   1,000           1,000
General Motors Acceptance Corp.
   (E)
   1.820% due 05/17/04                   1,700           1,700
   1.499% due 07/21/04                     300             300
HBOS Treasury Services PLC (y)
   1.030% due 06/21/04                   2,100           2,097
   1.035% due 06/29/04                   8,100           8,086
   1.055% due 07/16/04                     400             399
Italy Government International
   Bond
   5.000% due 12/15/04            JPY   39,000             364
   7.250% due 02/07/05                   2,500           2,605
John Hancock Global Funding, Ltd.
   7.500% due 01/31/05                   4,080           4,241
KFW International Finance
   1.000% due 12/20/04            JPY   66,000             601
May Department Stores Co. (The)
   7.150% due 08/15/04                   6,200           6,296
National Bank of Canada
   Series B
   8.125% due 08/15/04                   1,000           1,020
Norfolk Southern Corp. (E)
   1.870% due 02/28/05                     700             704
Philadelphia Authority For
   Industrial Development
   Series 1997-1997 Class A
   6.488% due 06/15/04                     650             452

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Rababank USA Financial Corp.
   (c)(y)
   1.030% due 05/10/04                     400             400
Railcar Trust
   Series 1992-1 Class A
   7.750% due 06/01/04                     849             854
Royal Bank of Scotland PLC (y)
   1.050% due 07/14/04                   9,700           9,676
Southwestern Bell Telephone
   6.625% due 04/01/05                   2,510           2,612
State Street Securities Lending
   Quality Trust (N)                   290,684             291
Svenska Handelsbanken (y)
   1.025% due 05/24/04                   4,500           4,497
Svenska Handelsbanken
   8.350% due 07/15/04                   1,000           1,014
UBS Finance, Inc. (y)
   1.040% due 07/06/04                   9,700           9,675
   1.055% due 07/13/04                     900             897
United States Treasury Bill (y)
   1.024% due 05/06/04                  10,300          10,299
   1.040% due 05/13/04                  10,400          10,396
   0.930% due 06/03/04 (s)                 645             644
   0.010% due 06/03/04                  16,300          16,285
   0.930% due 06/10/04 (c)(s)               75              75
   0.920% due 06/17/04 (c)(s)               20              20
   0.942% due 06/17/04 (c)(s)               20              20
   0.972% due 06/17/04                   5,900           5,893
Vodafone Group PLC
   7.625% due 02/15/05                   6,560           6,851
Westpac Capital Corp. (y)
   1.060% due 05/06/04                   8,000           7,998
Westpactrust Securities (y)
   1.120% due 08/17/04                   2,500           2,491
                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $301,488)                                        297,139
                                                  ------------

TOTAL INVESTMENTS - 99.2%
(identified cost $1,056,978)                         1,055,788

OTHER ASSETS AND LIABILITIES,
NET - 0.8%                                               8,291
                                                  ------------

NET ASSETS - 100.0%                                  1,064,079
                                                  ============

See accompanying notes which are an integral part of the financial statements.

 64  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                                                   UNREALIZED
                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                 $                $
---------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 12/04 (51)          12,470                1
   expiration date 03/05 (61)          14,842               (7)
   expiration date 06/05 (59)          14,288              (17)
   expiration date 09/05 (59)          14,232              (25)
   expiration date 12/05 (1)              240               (2)
United States Treasury 2 Year
   Notes
   expiration date 06/04 (67)          14,241             (119)
United States Treasury 5 Year
   Notes
   expiration date 06/04 (82)           9,015             (183)

United States Treasury 10 Year
   Notes
   expiration date 09/04 (5)              545               (2)
                                                  ------------

Total Unrealized Appreciation
   (Depreciation) on Open
   Futures Contracts                                      (354)
                                                  ============

                                   NOTIONAL         MARKET
OPTIONS WRITTEN                     AMOUNT          VALUE
(NUMBER OF CONTRACTS)                 $               $
-------------------------------------------------------------
Euribor Futures
   Dec 2004 97.00 (EUR) Put
   (12)                                 1,106              --

Swap Option Three Month LIBOR
   Oct 2004 3.80 Call (1)               5,700              (3)

United States Treasury Notes
   5 Year Futures
   Aug 2004 107.50 Put (15)             1,613             (13)
                                                 ------------
Total Liability for Options
   Written
   (premiums received $30)                                (16)
                                                 ============

FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             105      EUR            88    05/10/04                 --
USD             247      EUR           207    05/10/04                  1
EUR             207      USD           248    05/10/04                 --
JPY         105,375      USD           955    05/18/04                 --
                                                           --------------
                                                                        1
                                                           ==============

INTEREST RATE SWAPS
---------------------------------------------------------------------------------------------------------------------------------
                                NOTIONAL                                                                              MARKET
       COUNTER                   AMOUNT                                                         TERMINATION           VALUE
        PARTY                      $                  FUND RECEIVES          FUND PAYS              DATE                $
---------------------  --------------------------   ------------------   ------------------   ----------------   ----------------
Barclays Bank PLC      EUR                    600   4.000%               Six Month LIBOR          06/17/08                      7
Barclays Bank PLC      EUR                  5,600   4.000%               Six Month LIBOR          06/17/10                    (29)
Goldman Sachs          EUR                  4,900   4.000%               Six Month LIBOR          06/17/08                     54
Merrill Lynch          EUR                 15,400   4.000%               Six Month LIBOR          06/17/10                    (80)
                                                                                                                 ----------------

Total Market Value of Interest Rate Swaps
   premiums paid (received) - $340                                                                                            (48)
                                                                                                                 ================

  See accompanying notes which are an integral part of the financial statements.

                                                        Short Term Bond Fund  65

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
LONG-TERM INVESTMENTS - 100.5%
Asset-Backed Securities - 11.0%
ABSC Manufactured Housing
   Contract
   Series 2004-OK1 Class A4
   5.019% due 04/16/30                     890             730
ABSC NIMs Trust
   Series 2003-HE7 Class A
   7.000% due 12/15/33 (y)                 510             513
   Series 2004-HE1 Class A
   7.000% due 01/17/34                     459             461
American Airlines, Inc.
   7.858% due 10/01/11                     335             339
American Express Master Trust (E)
   Series 2001-1 Class A
   1.253% due 09/15/05                   1,555           1,556
   Series 2002-1 Class A
   1.233% due 12/15/05                     910             911
AmeriCredit Automobile
   Receivables Trust (E)
   Series 2002-A Class A3
   1.320% due 10/12/06                     252             252
   Series 2002-EM Class A3B
   1.380% due 03/06/07                   1,484           1,486
Argent NIM Trust
   Series 2004-WN2 Class A
   4.550% due 04/25/34                     425             425
Bank One Issuance Trust (E)
   Series 2003-A2 Class A2
   1.213% due 10/15/08                   3,715           3,717
   Series 2003-C3 Class C3
   4.770% due 02/16/16                   1,815           1,720
   Series 2004-A1 Class A1
   3.450% due 10/17/11                   1,325           1,293
   Series 2004-A2 Class A2
   1.120% due 10/15/09                   1,725           1,725
BMW Floorplan Master Owner Trust
   (E) Series 2003-1A Class A
   1.150% due 10/17/08                   1,780           1,781
Capital Auto Receivables Asset
   Trust (E)
   Series 2002-4 Class A3
   1.170% due 01/16/06                     994             994
   Series 2002-5 Class A2A
   1.223% due 01/18/05                      21              21
Capital One Multi-Asset Execution
   Trust
   Series 2004-C1 Class C1
   3.400% due 11/16/09                   1,055           1,045

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Capital One Prime Auto
   Receivables Trust
   Series 2003-2 Class B
   2.460% due 06/15/10                   1,190           1,194
   Series 2004-1 Class A4
   1.170% due 08/17/09 (E)(z)            1,360           1,361
Carmax Auto Owner Trust
   Series 2003-2 Class C
   2.750% due 10/15/10                     635             635
Chase Credit Card Master Trust
   (E)
   Series 2001-6 Class A
   1.293% due 03/16/09                   3,010           3,018
   Series 2003-1 Class A
   1.170% due 04/15/08                   6,955           6,960
   Series 2004-1 Class A
   1.133% due 05/15/09                   1,795           1,795
Chase Funding Mortgage Loan
   Asset-Backed Certificates (E)
   Series 2003-4 Class 1A1
   1.261% due 09/25/17                     822             822
   Series 2004-1 Class 1A1
   1.201% due 11/25/18                     833             833
   Series 2004-1 Class 2A1
   1.201% due 09/25/21                   2,002           2,002
   Series 2004-1 Class 2A2
   1.321% due 12/25/33                   1,280           1,280
Chase Funding Net Interest Margin
   Series 2003-5A
   5.750% due 11/27/34                     145             145
Chesapeake Funding LLC (E)
   Series 2002-1 Class A1
   1.320% due 06/07/07                     506             506
Citibank Credit Card Issuance
   Trust
   Series 2001-A6 Class A6
   5.650% due 06/16/08                   1,050           1,113
   Series 2003-A4 Class A4
   1.240% due 03/20/09 (E)               2,485           2,488
   Series 2003-C4 Class C4
   5.000% due 06/10/15                   1,450           1,392
CNH Wholesale Master Note Trust
   (E)
   Series 2003-1 Class A
   1.363% due 08/15/08                   3,295           3,293
College Loan Corp. Trust (E)
   Series 2003-2 Class A2
   1.295% due 01/25/12                   2,825           2,828
Collegiate Funding Services
   Education Loan Trust I (E)
   1.233% due 03/28/12                     758             758

 66  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
   Series 2003-B Class A1
   1.292% due 09/30/13                     905             905
Continental Airlines, Inc.
   6.900% due 01/02/18                     745             733
   6.545% due 02/02/19                     376             366
Countrywide Asset-Backed
   Certificates
   Series 2003-5 Class AF1B
   1.280% due 08/25/22                   1,254           1,254
   Series 2003-5NF Class NF
   6.750% due 02/25/34 (y)                 364             367
   Series 2004-1 Class 3A
   1.390% due 04/25/34 (E)               1,133           1,134
   Series 2004-2 Class 3A1
   1.170% due 04/25/23 (E)               1,200           1,200
Credit-Based Asset Servicing and
   Securitization Step Up (E)
   Series 2004-CB1 Class AV2
   1.280% due 02/25/34                   1,080           1,079
Daimler Chrysler Master Owner
   Trust (E)
   Series 2003-A Class A
   1.213% due 02/15/08                   1,225           1,226
Discover Card Master Trust I (E)
   Series 2000-2 Class A
   1.300% due 09/18/07                   1,645           1,648
   Series 2002-1 Class A
   1.233% due 07/15/07                   2,990           2,992
Distribution Financial Services
   Floorplan Master Trust (E)
   Series 2003-2 Class A
   1.263% due 04/15/08                   1,630           1,633
Equifirst Mortgage Loan Trust (E)
   Series 2004-1 Class 2A1
   1.190% due 01/25/34                     996             995
First Franklin NIM Trust
   Series 2002-FF1 Class A
   7.870% due 04/25/32                      40              40
First National Master Note Trust
   (E)
   Series 2003-1 Class A
   1.200% due 08/15/08                     465             466
Fleet Credit Card Master Trust II
   Series 2001-C Class A
   3.860% due 03/15/07                     825             832
   Series 2002-A Class A
   1.150% due 10/15/07                   4,540           4,542
Ford Credit Auto Owner Trust (E)
   Series 2002-A Class A3B
   1.220% due 01/15/06                     679             680

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Ford Credit Floorplan Master
   Owner Trust (E)
   Series 2001-1 Class A
   1.190% due 07/17/06                     865             865
GMAC Mortgage Corp. Loan Trust
   (E)
   Series 1999-1 Class A
   1.390% due 06/18/27                     764             765
   Series 2003-HE1 Class A1
   1.190% due 04/25/33                   1,465           1,466
   Series 2004-HE1 Class A1
   1.180% due 06/25/34                   1,165           1,166
Green Tree Financial Corp. Series
   1995-5 Class M1
   7.650% due 09/15/26                   1,100           1,153
Household Credit Card Master Note
   Trust I (E)
   Series 2002-1 Class A
   1.230% due 07/15/08                     760             760
MBNA Credit Card Master Note
   Trust
   Series 2002-C1 Class C1
   6.800% due 07/15/14                     740             805
   Series 2003-A2 Class A2
   1.150% due 08/15/08                   5,505           5,508
MBNA Master Credit Card Trust USA
   (E)
   Series 2000-C Class A
   1.260% due 07/15/07                   2,860           2,864
Merrill Lynch Mortgage Investors,
   Inc. (E)
   Series 2004-WMC1 Class A2
   1.390% due 10/25/34                   1,637           1,640
Morgan Stanley ABS Capital I (E)
   Series 2004-HE2 Class A3
   1.230% due 03/25/34                   2,315           2,315
Navistar Financial Corp. Owner
   Trust (E)
   Series 2003-B Class A3
   1.300% due 04/15/08                     785             785
Nelnet Education Loan Funding,
   Inc. Series 2004-1A Class A1A
   1.260% due 05/25/19                   1,580           1,579
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A2
   1.140% due 06/25/11                     394             395
   Series 2003-2 Class A2
   1.191% due 10/25/13                     880             880
Nissan Auto Lease Trust (E)
   Series 2003-A Class A3A
   1.240% due 06/15/09                   1,630           1,632

                                                       Diversified Bond Fund  67

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Nissan Master Owner Trust
   Receivables (E)
   Series 2003-A Class A1
   1.160% due 09/15/08                   3,660           3,663
Northstar Education Finance, Inc.
   (E) Series 2004-1 Class A1
   1.170% due 01/28/11                     970             970
Novastar NIM Trust
   Series 2004-N1 Class NOTE
   4.458% due 02/25/34                     879             879
NPF XII, Inc.
   Series 2002-1A Class A
   2.390% due 05/02/05                   1,825             128
Residential Asset Mortgage
   Products, Inc. (E)
   Series 2002-RS5 Class AII
   1.470% due 09/25/32                     492             493
   Series 2003-RS1 Class AII
   1.490% due 02/25/33                     893             896
   Series 2003-RS2 Class AII
   1.440% due 03/25/33                     853             855
   Series 2003-RS3 Class AII
   1.460% due 04/25/33                     701             703
   Series 2003-RS4 Class AI1
   1.190% due 11/25/20                     459             459
   Series 2003-RS4 Class AIIB
   1.430% due 05/25/33                   1,232           1,235
   Series 2003-RS6 Class AI1
   1.230% due 02/25/21                     824             824
   Series 2004-RS2 Class AI1
   1.230% due 01/25/24                   1,711           1,710
   Series 2004-RS2 Class AIIB
   1.350% due 02/25/34                   1,016           1,016
Saxon Asset Securities Trust (E)
   Series 2004-1 Class A
   1.361% due 03/25/35                   1,522           1,522
SLM Student Loan Trust (E)
   Series 2003-11 Class A2
   1.160% due 03/15/13                   2,110           2,111
   Series 2003-5 Class A2
   1.140% due 12/17/12                   1,780           1,780
   Series 2003-7 Class A2
   1.140% due 09/16/13                   2,375           2,375
   Series 2003-B Class A1
   1.210% due 09/15/17                     898             899
   Series 2004-2 Class A2
   1.190% due 04/25/13                   1,635           1,635
   Series 2004-A Class A1
   1.180% due 03/15/17                   1,740           1,740

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Small Business Administration
   7.449% due 08/01/10                     171             187
Specialty Underwriting &
   Residential Finance (E)
   Series 2003-BC1 Class A
   1.430% due 01/25/34                     574             575
Structured Asset Securities Corp.
   (E) Series 2003-BC1 Class A
   1.600% due 05/25/32                     809             812
Superior Wholesale Inventory
   Financing Trust (E)
   Series 2000-A Class A
   1.270% due 04/15/07                   1,455           1,457
Tenaska Alabama II Partners, LP
   6.125% due 03/30/23                     271             270
Toyota Auto Receivables Owner
   Trust (E)
   Series 2001-A Class A4
   1.210% due 09/17/07                     481             482
   Series 2002-C Class A4
   1.150% due 05/15/09                     880             880
Triad Auto Receivables Owner
   Trust (E)
   Series 2003-A Class A3
   1.290% due 07/12/07                   1,070           1,070
Wachovia Asset Securitization,
   Inc. (E)
   Series 2003-HE3 Class A
   1.350% due 11/25/33                     576             575
World Financial Network Credit
   Card Master Trust (E)
   Series 2001-A Class A
   1.340% due 06/16/08                   1,075           1,075
                                                  ------------
                                                       131,338
                                                  ------------

Corporate Bonds and Notes - 16.4%
Alabama Power Co.
   Series Y
   2.800% due 12/01/06                     735             730
Amerada Hess Corp.
   7.300% due 08/15/31                     215             219
American Axle & Manufacturing,
   Inc. (y)
   5.025% due 02/11/14                     805             788
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                     620             641
American RE Corp.
   Series B
   7.450% due 12/15/26                     565             610

 68  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Arrow Electronics, Inc.
   6.875% due 07/01/13                     345             362
AT&T Corp.
   8.750% due 11/15/31                   1,090           1,154
AT&T Wireless Services, Inc.
   8.750% due 03/01/31                   1,265           1,543
BAE Systems Holdings, Inc.
   6.400% due 12/15/11                     920             980
Bank of America Corp.
   7.800% due 02/15/10                      55              64
   6.250% due 04/15/12                     850             924
   4.875% due 09/15/12                   1,015           1,004
Bank One Corp.
   2.625% due 06/30/08                     880             837
   5.250% due 01/30/13                     500             501
BankBoston Corp.
   Series B
   8.250% due 12/15/26                     180             201
BCI US Funding Trust (p)
   8.010% due 12/29/49                     570             647
Bear Stearns Cos., Inc. (The)
   2.875% due 07/02/08                   1,015             971
Bellsouth Capital Funding
   7.875% due 02/15/30                   1,030           1,208
Boeing Capital Corp. (z)
   6.100% due 03/01/11                     165             177
   5.800% due 01/15/13                     340             353
Boeing Co. (The)
   5.125% due 02/15/13                     490             488
Bristol-Myers Squibb Co.
   5.750% due 10/01/11                     630             665
Burlington Northern Santa Fe
   Corp.
   6.875% due 12/01/27                      55              59
Cadbury Schweppes US Finance LLC
   3.875% due 10/01/08                   1,005             994
Campbell Soup Co.
   5.875% due 10/01/08                     160             172
Caterpillar Financial Services
   Corp. (z)
   4.875% due 06/15/07                     445             467
CenterPoint Energy Houston
   Electric LLC
   Series J2
   5.700% due 03/15/13                     210             216
Cincinnati Gas & Electric
   5.700% due 09/15/12                     170             176
CIT Group, Inc.
   5.750% due 09/25/07                     155             165
   6.875% due 11/01/09                     100             111

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Citicorp
   7.250% due 10/15/11                     370             425
Citigroup, Inc.
   3.500% due 02/01/08                   1,190           1,182
   7.250% due 10/01/10                   7,485           8,549
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                      75              76
Comcast Cable Communications
   Holdings, Inc.
   9.455% due 11/15/22                   2,355           3,061
Comcast Corp.
   5.850% due 01/15/10                     120             126
Constellation Energy Group, Inc.
   (z)
   6.125% due 09/01/09                     235             252
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                   1,220           1,184
   Series MTNH
   6.250% due 04/15/09                     700             758
   Series MTNK
   5.500% due 02/01/07                     110             116
COX Communications, Inc.
   6.750% due 03/15/11                     405             442
Credit Suisse First Boston USA,
   Inc.
   4.625% due 01/15/08                     130             134
   3.875% due 01/15/09 (z)                 765             755
   5.500% due 08/15/13                     115             116
   5.125% due 01/15/14                     760             744
CSX Corp. (z)
   6.750% due 03/15/11                     915           1,003
CVS Corp.
   5.625% due 03/15/06                     320             337
DaimlerChrysler NA Holding Corp.
   4.750% due 01/15/08                     300             304
   4.050% due 06/04/08                     965             948
   8.500% due 01/18/31                     315             364
Detroit Edison Co.
   6.125% due 10/01/10                     190             204
   6.350% due 10/15/32                      95              97
Devon Energy Corp.
   2.750% due 08/01/06                     935             930
Devon Financing Corp. ULC
   6.875% due 09/30/11                     200             222
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                      80              85
Dow Chemical Co. (The)
   7.375% due 11/01/29                     385             427

                                                       Diversified Bond Fund  69

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
DPL, Inc.
   8.250% due 03/01/07                     260             270
Dresdner Funding Trust I
   8.151% due 06/30/31                     390             448
DTE Energy Co.
   6.450% due 06/01/06                     265             282
Duke Capital Corp.
   4.302% due 05/18/06                     170             174
Duke Capital LLC
   5.500% due 03/01/14                     890             861
Duke Energy Field Services LLC
   5.750% due 11/15/06                      60              63
   7.875% due 08/16/10                   1,865           2,156
   6.875% due 02/01/11                      40              44
Duke Realty, LP
   5.875% due 08/15/12                     405             424
EI Du Pont de Nemours & Co.
   8.250% due 09/15/06                     620             696
Eli Lilly & Co.
   6.770% due 01/01/36                     530             593
Enterprise Products Partners, LP
   7.500% due 02/01/11                     645             720
   Series B
   6.875% due 03/01/33                   2,060           2,033
EOP Operating, LP
   7.000% due 07/15/11                   1,235           1,371
Exelon Generation Co. LLC
   5.350% due 01/15/14                   1,840           1,803
FedEx Corp.
   7.600% due 07/01/97                     155             170
Fifth Third Bank Michigan
   7.750% due 08/15/10                     330             350
Financing Corp. Fico Zero Coupon
   Series 15P
   0.000% due 03/07/19                     165              70
First Bank National Assn
   5.700% due 12/15/08                      70              75
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                     410             432
   Series C
   7.375% due 11/15/31                   1,325           1,392
FleetBoston Financial Corp.
   4.875% due 12/01/06                     860             900
Ford Motor Co.
   6.375% due 02/01/29                      90              78
   8.900% due 01/15/32                     475             527

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Ford Motor Credit Co.
   6.500% due 01/25/07                   1,665           1,766
   7.375% due 10/28/09                   2,010           2,173
   7.875% due 06/15/10                     445             489
   7.375% due 02/01/11                     895             957
FPL Group Capital, Inc.
   6.125% due 05/15/07                     510             550
General Electric Capital Corp.
   3.250% due 06/15/09                   1,155           1,111
   Series MTNA
   4.250% due 12/01/10                   2,905           2,842
   6.000% due 06/15/12                   2,580           2,751
General Electric Co.
   5.000% due 02/01/13                   2,660           2,645
General Motors Acceptance Corp.
   6.125% due 09/15/06 (z)               1,675           1,768
   7.250% due 03/02/11                   3,455           3,714
   6.875% due 09/15/11                   3,345           3,511
   7.000% due 02/01/12                   1,060           1,115
   6.875% due 08/28/12                   1,540           1,606
   8.000% due 11/01/31                   2,380           2,512
General Motors Corp.
   8.375% due 07/15/33                     500             541
Golden West Financial Corp.
   4.125% due 08/15/07                     220             227
Goldman Sachs Group, Inc.
   7.350% due 10/01/09                     725             826
   6.875% due 01/15/11                     520             579
   4.750% due 07/15/13                     920             875
   5.250% due 10/15/13                   4,955           4,870
   6.345% due 02/15/34                     395             378
Harsco Corp.
   5.125% due 09/15/13                     230             228
Historic TW, Inc.
   9.125% due 01/15/13                     220             271
   8.050% due 01/15/16                     485             561
   6.950% due 01/15/28                   1,145           1,173
HJ Heinz Co.
   6.375% due 07/15/28                      50              52
HJ Heinz Finance Co.
   6.750% due 03/15/32                     115             125
Household Finance Corp.
   5.750% due 01/30/07                   1,890           2,013
   4.125% due 12/15/08                     610             610
   7.000% due 05/15/12                   1,970           2,207
   6.375% due 11/27/12                     285             307
HVB Funding Trust I
   8.741% due 06/30/31                     500             606

 70  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
International Lease Finance Corp.
   6.375% due 03/15/09                     240             261
   Series MTNO
   4.000% due 01/17/06                   1,100           1,127
   4.375% due 11/01/09                   1,790           1,795
International Paper Co.
   4.000% due 04/01/10                   1,370           1,316
   5.500% due 01/15/14                     310             307
ITT Industries, Inc.
   7.400% due 11/15/25                     740             828
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                     235             252
JP Morgan Chase & Co.
   5.350% due 03/01/07                     445             471
   6.750% due 02/01/11 (z)                 960           1,072
   5.750% due 01/02/13                     515             533
Kellogg Co.
   Series B
   6.600% due 04/01/11                     540             600
Kerr-McGee Corp.
   6.875% due 09/15/11                     935           1,021
Keycorp
   7.500% due 06/15/06                     750             821
Kinder Morgan, Inc.
   6.500% due 09/01/12                     575             619
Kraft Foods, Inc.
   4.000% due 10/01/08                   1,770           1,762
   5.250% due 10/01/13                     865             857
Kroger Co. (z)
   7.500% due 04/01/31                      70              78
Legg Mason, Inc.
   6.750% due 07/02/08                     245             268
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                     325             359
Liberty Media Corp.
   3.500% due 09/25/06                   2,230           2,234
   5.700% due 05/15/13                     395             395
Liberty Property-LP
   7.250% due 03/15/11                     425             478
Lockheed Martin Corp.
   8.500% due 12/01/29                     410             519
Loral Corp.
   7.000% due 09/15/23                     675             730
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                     720             850
Merrill Lynch & Co., Inc. (z)
   Series MTNB
   3.125% due 07/15/08                   1,165           1,127

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Miller Brewing Co.
   5.500% due 08/15/13                     275             278
Monumental Global Funding II
   3.850% due 03/03/08                     320             321
Morgan Stanley
   3.875% due 01/15/09                     970             956
   6.750% due 04/15/11                     380             420
   4.750% due 04/01/14                   2,935           2,742
Natexis Ambs Co. LLC (p)
   8.440% due 12/29/49                     270             311
National City Bank
   Series BKNT
   2.375% due 08/15/06                   1,545           1,529
National Rural Utilities
   Cooperative Finance
   5.750% due 08/28/09                   1,115           1,188
NB Capital Trust IV
   8.250% due 04/15/27                     160             178
News America Holdings
   7.750% due 01/20/24                   1,120           1,282
   7.750% due 12/01/45                     185             213
   7.900% due 12/01/95                     230             260
   8.250% due 10/17/96                      75              88
News America, Inc.
   6.750% due 01/09/38                      45              50
Nisource Finance Corp.
   7.875% due 11/15/10                     275             320
Norfolk Southern Corp.
   6.200% due 04/15/09                     900             975
   7.050% due 05/01/37                     325             348
   7.900% due 05/15/97                     190             219
Northern States Power Co.
   Series B
   8.000% due 08/28/12                   1,140           1,371
Occidental Petroleum Corp.
   9.250% due 08/01/19                     185             249
Ohio Power Co. (z)
   Series F
   5.500% due 02/15/13                      35              36
Oncor Electric Delivery Co.
   6.375% due 05/01/12                      25              27
   7.250% due 01/15/33                     250             279
Pacific Gas & Electric Co.
   1.810% due 04/03/06 (E)               1,600           1,601
   3.600% due 03/01/09                     125             121
   4.200% due 03/01/11                     115             110
   6.050% due 03/01/34                   1,430           1,352
Pacificorp
   4.300% due 09/15/08                     815             821

                                                       Diversified Bond Fund  71

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Pemex Project Funding Master
   Trust
   7.375% due 12/15/14                   1,600           1,672
PNC Funding Corp.
   7.500% due 11/01/09                     620             714
Principal Life, Income Funding
   Trusts
   5.100% due 04/15/14                   1,525           1,502
Progress Energy, Inc.
   6.750% due 03/01/06                   1,105           1,181
   7.100% due 03/01/11                     395             440
   7.750% due 03/01/31                     170             194
   7.000% due 10/30/31                      90              94
PSEG Power LLC
   7.750% due 04/15/11                   1,280           1,474
   6.950% due 06/01/12                     800             884
Raytheon Co.
   6.750% due 08/15/07                   1,000           1,096
RBS Capital Trust I (p)
   4.709% due 12/29/49                     675             637
Resolution Funding Corp.
   Series A
   8.875% due 07/15/20                   1,855           2,529
   8.625% due 01/15/21                     715             935
   8.625% due 01/15/30                     390             559
Safeway, Inc.
   7.250% due 02/01/31                      45              48
Simon Property Group, LP
   4.875% due 03/18/10                     910             922
SLM Corp.
   5.375% due 05/15/14                   1,705           1,700
Southern California Edison Co.
   8.000% due 02/15/07                   1,170           1,312
Sovereign Bank
   5.125% due 03/15/13                     450             439
Sprint Capital Corp.
   6.125% due 11/15/08                   1,305           1,397
   8.375% due 03/15/12                     115             135
   6.875% due 11/15/28                     425             417
   8.750% due 03/15/32                   5,300           6,331
SunTrust Banks, Inc.
   6.250% due 06/01/08 (z)                 150             163
   6.000% due 02/15/26                     500             529
Tele-Communications-TCI Group
   9.800% due 02/01/12                     330             421
   7.875% due 08/01/13                     730             842
Time Warner Entertainment Co., LP
   Series*
   8.375% due 07/15/33                   1,365           1,632

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Time Warner, Inc.
   6.750% due 04/15/11                     905             985
   6.875% due 05/01/12                   1,375           1,503
   7.625% due 04/15/31                     900             985
Travelers Property Casualty Corp.
   5.000% due 03/15/13                     160             157
Unilever Capital Corp.
   5.900% due 11/15/32                     325             316
United Technologies Corp.
   8.750% due 03/01/21                     380             491
Univision Communications, Inc.
   3.500% due 10/15/07                     775             767
US Bank National Association
   Series BKNT
   5.625% due 11/30/05                     500             529
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                     185             194
Verizon Global Funding Corp. (z)
   7.750% due 12/01/30                   3,710           4,245
Verizon Maryland, Inc.
   Series A
   6.125% due 03/01/12                   1,430           1,519
Verizon Wireless Capital LLC
   5.375% due 12/15/06                     555             586
Viacom, Inc.
   7.700% due 07/30/10                     710             823
Virginia Electric and Power Co.
   Series A
   5.750% due 03/31/06                     485             512
   5.375% due 02/01/07                   1,500           1,578
Vornado Realty, LP
   5.625% due 06/15/07                     410             438
Wachovia Corp.
   6.550% due 10/15/35                     275             293
Washington Mutual, Inc.
   2.400% due 11/03/05                   2,175           2,175
Wells Fargo & Co.
   4.950% due 10/16/13                     215             210
Weyerhaeuser Co.
   6.125% due 03/15/07                   1,280           1,370
   6.750% due 03/15/12                     125             137
   7.375% due 03/15/32                   1,660           1,819
Wyeth
   5.500% due 03/15/13                      85              85
   5.500% due 02/01/14                     365             364
Yum! Brands, Inc.
   8.875% due 04/15/11                     135             165

 72  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Zurich Capital Trust I
   8.376% due 06/01/37                   1,595           1,786
                                                  ------------
                                                       194,715
                                                  ------------

International Debt - 5.6%
Abbey National PLC Step Up Bond
   (p)
   6.700% due 06/29/49                     550             598
ACE, Ltd.
   6.000% due 04/01/07                     375             401
Amvescap PLC
   6.600% due 05/15/05                     525             546
Anthracite CDO I, Ltd.
   Series 2004-1A Class DFX
   5.060% due 03/23/39                     685             665
AXA
   8.600% due 12/15/30                   1,485           1,846
Banque Centrale de Tunisie
   8.250% due 09/19/27                     600             668
British Sky Broadcasting PLC
   8.200% due 07/15/09                     320             373
British Telecommunications PLC
   8.875% due 12/15/30                     820           1,037
Chalet Finance PLC (y)(E) Series
   2003-2A Class A1
   1.363% due 11/26/13                   1,070           1,071
Chile Government International
   Bond
   5.625% due 07/23/07                     675             713
Conoco Funding Co.
   6.350% due 10/15/11                     815             899
Credit-Based Asset Servicing and
   Securitization CBO, Ltd.
   1.470% due 04/08/39                   2,545           2,545
Crest, Ltd. (y)
   Series 2003-2A Class C2
   5.709% due 12/28/38                   1,655           1,651
Crusade Global Trust (E)
   Series 2004-1 Class A1
   1.254% due 01/16/35                   1,565           1,565
DBS Capital Funding Corp. (p)
   7.657% due 03/15/49                     330             373
Deutsche Telekom International
   Finance BV
   8.500% due 06/15/10                   1,015           1,199
   8.750% due 06/15/30                   1,495           1,857
Diageo Finance BV (z)
   3.000% due 12/15/06                     935             934
Export Import Bank of Korea
   4.125% due 02/10/09                     290             286

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
France Telecom Step Up Bond
   8.200% due 03/01/06                   1,215           1,321
   8.750% due 03/01/11                   1,310           1,549
   9.500% due 03/01/31                   1,050           1,347
G-Force CDO, Ltd.
   Series 2003-1A Class CFX
   5.700% due 12/25/38                     750             736
Gracechurch Card Funding PLC (E)
   Series 2003-4 Class A
   1.150% due 06/15/08                   4,655           4,658
Granite Mortgages PLC (E)
   Series 2003-1 Class 1A2
   1.340% due 01/20/20                   1,251           1,251
   Series 2003-2 Class 1A2
   1.280% due 07/20/20                   1,895           1,895
Holmes Financing PLC (E)
   Series 2001-3 Class 2A
   1.300% due 01/15/07                   1,405           1,405
   Series 2002-6 Class 2A
   1.310% due 04/15/08                   3,000           2,998
Intelsat, Ltd. (z)
   6.500% due 11/01/13                     470             431
Inter-American Development Bank
   5.375% due 11/18/08                   1,100           1,177
Interstar Millennium Trust (E)
   Series 2003-5G Class A2
   1.400% due 01/20/36                   1,512           1,513
   Series 2004-2G Class A
   1.311% due 03/14/36                   1,445           1,445
Korea Development Bank
   5.250% due 11/16/06 (z)                 850             890
   4.250% due 11/13/07                      95              96
Korea Electric Power Corp.
   5.125% due 04/23/34                     145             140
Medallion Trust (E)
   Series 2003-1G Class A
   1.300% due 12/21/33                     813             814
   Series 2004-1G Class A1
   1.230% due 05/25/35                   1,630           1,630
Mexico Government International
   Bond
   6.375% due 01/16/13                     600             608
   5.875% due 01/15/14 (z)               1,290           1,249
   8.300% due 08/15/31                     935           1,003
   7.500% due 04/08/33                   1,912           1,893
Mizuho Financial Group Cayman,
   Ltd.
   5.790% due 04/15/14                     330             327
Mound Financing PLC
   Series 2001-2A Class A2
   1.330% due 11/08/07                   1,480           1,481

                                                       Diversified Bond Fund  73

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
National Westminster Bank PLC
   7.375% due 10/01/09                     550             635
Newcastle CDO I, Ltd.
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                     870             821
Nova Scotia Province of
   9.125% due 05/01/21                     690             949
Permanent Financing PLC (E)
   Series 2003-3 Class 2A
   1.220% due 09/10/10                   1,490           1,491
   Series 2004-4 Class 2A
   1.179% due 03/10/09                   1,995           1,995
Petroleos Mexicanos (z)
   9.500% due 09/15/27                     155             177
Province of Ontario
   6.000% due 02/21/06                   1,315           1,392
Province of Quebec
   7.500% due 07/15/23                     815             992
Royal KPN NV
   8.000% due 10/01/10                   1,620           1,895
Santander Central Hispano
   Issuances, Ltd.
   7.625% due 09/14/10                     155             180
Santander Financial Issuances
   6.800% due 07/15/05                      90              95
   6.375% due 02/15/11                     120             131
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                     285             330
Standard Chartered Bank
   8.000% due 05/30/31                     300             357
Systems 2001 AT LLC
   7.156% due 12/15/11                     239             258
Telecom Italia Capital SA
   5.250% due 11/15/13                     510             503
   6.375% due 11/15/33                     315             309
Telefonica Europe BV
   8.250% due 09/15/30                   1,090           1,338
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                     660             652
Thomson Corp. (The)
   4.250% due 08/15/09                     845             840
TPSA Finance BV
   7.750% due 12/10/08                     365             410
Vodafone Group PLC
   7.750% due 02/15/10                     350             405
                                                  ------------
                                                        67,239
                                                  ------------

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------

Mortgage-Backed Securities - 39.0%
Asset Backed Funding Corp. NIM
   Trust (y)
   Series 2003-OPT1 Class NOTE
   6.900% due 07/26/33                     293             294
Bank of America Mortgage
   Securities Series 2004-1 Class
   5A1
   6.500% due 09/25/33                     154             158
Bear Stearns Adjustable Rate
   Mortgage Trust
   Series 2002-11 Class 1A1
   5.652% due 02/25/33                      89              90
   Series 2002-11 Class 1A2
   5.381% due 02/25/33                     285             288
   Series 2002-8 Class 3A
   6.164% due 08/25/32                      17              17
   Series 2003-1 Class 6A1
   5.199% due 04/25/33                     395             399
Bear Stearns Commercial Mortgage
   Securities
   Series 2004-PWR3 Class A2
   3.869% due 02/11/41                   1,425           1,389
CDC Commercial Mortgage Trust
   Series 2002-FX1 Class A1
   5.252% due 05/15/19                   1,241           1,291
CDC Mortgage Capital Trust (E)
   Series 2002-HE2 Class A
   1.410% due 01/25/33                     412             413
Centex Home Equity (E)
   Series 2003-A Class AV1
   1.421% due 03/25/33                     481             481
Chase Funding Mortgage Loan
   Asset-Backed Certificates (E)
   Series 2002-2 Class 2A1
   1.391% due 05/25/32                   1,239           1,240
Chase Funding Net Interest Margin
   (y)
   Series 2003-3A Class NOTE
   6.875% due 06/27/36                     104             104
   Series 2003-C1A Class NOTE
   6.750% due 03/27/36                     258             260
Citicorp Mortgage Securities,
   Inc. Series 2001-12 Class M
   6.394% due 08/25/31                     195             195
Citifinancial Mortgage
   Securities, Inc. (E)
   Series 2003-4 Class AF1
   1.311% due 10/25/33                     972             972

 74  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Commercial Mortgage Acceptance
   Corp.
   Series 1998-C2 Class A2
   6.030% due 09/15/30                     815             874
Countrywide Asset-Backed
   Certificates (E)
   Series 2000-2 Class AV1
   1.371% due 06/25/31                      49              49
   Series 2003-BC2 Class 2A1
   1.441% due 06/25/33                     281             282
   Series 2003-BC4 Class 2A2
   1.461% due 09/25/33                     705             707
   Series 2003-S2 Class A1
   1.311% due 12/25/18                   1,127           1,127
Countrywide Home Loans, Inc. (E)
   Series 2003-42 Class 2A1
   1.271% due 10/25/33                     639             639
CS First Boston Mortgage
   Securities Corp.
   Series 1998-C1 Class A1B
   6.480% due 05/17/40                   1,715           1,866
   Series 2002-10 Class 2A1
   7.500% due 05/25/32                     201             213
   Series 2002-18 Class 1AIO
   7.500% due 06/25/32                     900              33
   Series 2004-1 Class 2A2
   6.000% due 02/25/34                     538             553
   Series 2004-C1 Class A4
   4.750% due 01/15/37                   1,740           1,688
Equifirst Mortgage Loan Trust (E)
   Series 2003-2 Class 3A3
   2.470% due 09/25/33                   1,375           1,383
Federal Home Loan Mortgage Corp.
   15 Year Gold TBA (o)
   4.500%                                6,290           6,192
   5.000%                                3,405           3,427
   6.500%                                1,155           1,222
   30 Year Gold TBA (o)
   4.500%                                3,645           3,422
   5.000%                               22,830          22,099
   5.500%                               15,250          15,226
   6.000%                                6,490           6,638
   6.500%                                  505             526
   6.750% due 2007                           2               2
   7.000% due 2008                          52              55
   8.000% due 2008                          13              14
   8.500% due 2008                           3               3
   8.000% due 2009                          13              14
   7.000% due 2010                          25              27

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
   8.000% due 2010                           3               3
   6.000% due 2011                         723             757
   7.000% due 2011                           9               9
   8.000% due 2011                          43              46
   6.000% due 2012                           9               9
   8.000% due 2012                          28              30
   7.000% due 2014                         142             151
   12.000% due 2014                         26              29
   12.000% due 2015                         30              36
   6.000% due 2016                          24              26
   9.000% due 2016                          92             102
   12.500% due 2016                          3               3
   6.000% due 2017                         834             872
   8.000% due 2017                          48              52
   9.000% due 2017                           1               1
   5.000% due 2018                         863             870
   9.000% due 2018                         173             195
   9.000% due 2020                          74              80
   9.000% due 2022                          27              30
   9.000% due 2024                          69              77
   6.500% due 2025                          13              14
   8.500% due 2025                          52              57
   9.000% due 2025                          11              13
   9.000% due 2026                           2               2
   8.500% due 2027                         246             268
   6.500% due 2028                         342             357
   6.500% due 2029                         436             454
   7.820% due 2030                          17              17
   7.500% due 2031                         124             133
   6.500% due 2032                       8,358           8,705
   7.000% due 2032                       2,010           2,123
   7.500% due 2032                         287             309
   6.000% due 2033                       2,295           2,349
   6.000% due 2033                       2,633           2,695
   5.500% due 2034                       4,123           4,119
   Series 1991-1053 Class G
   7.000% due 03/15/21                     140             141
   Series 2002-2504 Class L
   5.500% due 03/15/15                      14              14
Federal Home Loan Mortgage Corp.
   Structured Pass Through
   Securities
   Series 2003-54 Class 3AIO
   0.769% due 02/25/43                   7,637             172
   Series 2003-H010 Class A1
   1.582% due 09/15/08                   1,290           1,271
Federal National Mortgage
   Association 15 Year TBA (o)
   4.000%                                6,865           6,594
   4.500%                               23,020          22,653

                                                       Diversified Bond Fund  75

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
   5.000%                               24,780          24,919
   5.500%                               15,345          15,743
   6.000%                                2,725           2,855
   30 Year TBA (o)
   5.500%                               39,920          39,815
   6.000%                               20,490          20,957
   6.500%                                7,470           7,773
   7.000%                                1,725           1,824
   30 Year Gold TBA (o)
   4.500%                                5,065           4,751
   5.000%                               12,680          12,284
   9.500% due 2005                           5               5
   9.500% due 2006                           7               8
   7.000% due 2007                          16              16
   7.200% due 2007                         924           1,012
   7.000% due 2008                          40              43
   7.000% due 2009                          62              67
   8.000% due 2010                           8               8
   10.500% due 2010                          2               3
   7.000% due 2011                          30              32
   8.000% due 2011                           8               8
   7.000% due 2012                           8               8
   6.000% due 2013                         106             111
   6.500% due 2013                          66              70
   5.500% due 2014                          64              66
   6.500% due 2015                          48              51
   7.000% due 2015                          28              30
   5.500% due 2016                         289             298
   6.000% due 2016                         188             197
   6.500% due 2016                         286             303
   9.000% due 2016                           4               4
   5.500% due 2017                       2,125           2,183
   6.000% due 2017                       2,484           2,592
   6.500% due 2017                       1,098           1,163
   8.000% due 2017                         122             134
   8.500% due 2017                          10              11
   9.000% due 2017                          92             103
   4.000% due 2018                         653             629
   5.000% due 2018                       4,392           4,423
   5.500% due 2018                       1,562           1,604
   6.000% due 2018                       1,270           1,325
   6.500% due 2018                         760             795
   6.500% due 2019                         315             329
   6.500% due 2020                         113             118
   8.000% due 2020                           9              10
   6.500% due 2022                         194             203
   7.500% due 2022                          26              28
   7.500% due 2023                           3               3
   7.500% due 2024                          88              94

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
   8.000% due 2024                         233             254
   7.000% due 2025                          34              36
   7.500% due 2025                          23              25
   8.500% due 2025                           5               5
   7.000% due 2026                          10              11
   9.000% due 2026                          40              45
   7.500% due 2027                           4               5
   6.500% due 2028                       1,038           1,081
   7.000% due 2028                       1,022           1,082
   7.500% due 2028                          19              21
   6.500% due 2029                       3,378           3,520
   6.500% due 2030                         356             372
   7.000% due 2030                          39              41
   8.000% due 2030                         556             601
   6.500% due 2031                       1,981           2,066
   7.000% due 2031                         204             215
   7.500% due 2031                         887             949
   6.000% due 2032                         322             329
   6.500% due 2032                       3,316           3,463
   7.000% due 2032                       6,219           6,588
   7.500% due 2032                         210             225
   5.500% due 2033                       1,417           1,415
   6.000% due 2033                       3,575           3,659
   6.500% due 2033                       3,778           3,933
   7.000% due 2033                         379             401
   4.246% due 2034                         599             604
   5.000% due 2034                         919             891
   5.000% due 2034                      11,189          10,849
   5.500% due 2034                         808             806
   5.500% due 2034                      10,545          10,528
   6.000% due 2034                         495             506
   Series 1992-10 Class ZD
   8.000% due 11/25/21                   2,278           2,377
   Series 1993-134 Class H
   6.500% due 08/25/08                   1,385           1,485
   Series 1993-208 Class SA
   0.450% due 02/25/23                   2,104               8
   Series 1997-81 Class PC
   5.000% due 04/18/27                     139             141
   Series 2001-62 Class DA
   6.000% due 02/25/29                      15              15
   Series 2003-81 Class MJ
   5.000% due 02/25/27                     440             447
Federal National Mortgage
   Association Grantor Trust
   Series 2001-T13 Class A1
   1.260% due 03/25/32 (E)                 582             582
   Series 2001-T6 Class B
   6.088% due 05/25/11                   1,530           1,646

 76  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
   Series 2002-T13 Class A1
   1.200% due 08/25/32 (E)                 113             113
   Series 2002-T5 Class A1
   1.220% due 05/25/32 (E)               1,429           1,432
   Series 2002-T7 Class A1
   1.210% due 07/25/32 (E)                 853             853
   Series 2003-T3 Class 1A
   1.220% due 06/25/33 (E)               1,573           1,573
   Series 2003-T4 Class 1A
   1.210% due 09/26/33 (E)               3,646           3,647
Federal National Mortgage
   Association Whole Loan
   Series 2002-W1 Class 2AIO
   0.599% due 04/25/42                   6,913             103
   Series 2002-W11 Class AV1
   1.270% due 11/25/32                   3,222           3,225
   Series 2002-W2 Class AV1
   1.230% due 06/25/32                   1,048           1,048
   Series 2002-W6 Class 2AIO
   0.351% due 06/25/42                   6,446              60
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                     206             215
   Series 2003-W13 Class AF1
   1.170% due 10/25/33                     526             526
   Series 2003-W13 Class AV1
   1.170% due 10/25/33                     955             955
   Series 2003-W13 Class AV2
   1.240% due 10/25/33                   1,015           1,016
   Series 2003-W16 Class AF1
   1.190% due 11/25/33                   1,370           1,371
   Series 2003-W16 Class AV1
   1.250% due 11/25/33                   1,159           1,159
   Series 2003-W5 Class A
   1.210% due 04/25/33                   2,217           2,223
   Series 2003-W9 Class A
   1.220% due 06/25/33                   3,304           3,303
First Franklin Mortgage Loan
   Asset Backed Certificates (E)
   Series 2003-FFH1 Class 2A1
   1.250% due 09/25/33                     803             803
Freddie Mac
   15 Year Gold TBA (o)
   5.500%                                  115             118
   30 Year Gold TBA (o)
   5.500%                                7,050           7,013

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
GMAC Commercial Mortgage
   Securities, Inc.
   Series 1999-C2 Class A1
   6.570% due 09/15/33                     652             692
   Series 2003-C3 Class A4
   5.023% due 04/10/40                     270             267
GMAC Mortgage Corp. Loan Trust
   (E)
   Series 2003-AR1 Class A1
   1.260% due 10/19/33                     665             664
   Series 2003-AR2 Class 2A1
   1.290% due 12/19/33                   1,637           1,636
Government National Mortgage
   Association
   30 Year TBA (o)
   8.000%                                  985           1,075
   Series 1998-23 Class ZA
   6.500% due 09/20/28                   7,181           7,504
   Series 2002-61 Class A
   3.261% due 12/16/16                     658             665
   Series 2002-61 Class BA
   4.648% due 03/16/26                   1,040           1,049
   Series 2004-20 Class C
   4.430% due 04/16/34                   1,765           1,699
Government National Mortgage
   Association I
   30 Year TBA (o)
   5.000%                                4,930           4,790
   5.500%                                1,910           1,910
   6.000%                                8,995           9,220
   8.000% due 2007                           1               1
   6.500% due 2008                          27              29
   6.500% due 2009                         321             342
   7.000% due 2011                           3               3
   8.000% due 2016                           2               2
   9.500% due 2016                          15              16
   8.000% due 2017                          12              13
   10.500% due 2020                         23              26
   8.000% due 2022                          59              65
   8.500% due 2022                          33              37
   7.500% due 2025                          34              37
   8.000% due 2025                         102             112
   9.000% due 2025                         595             668
   7.000% due 2029                          17              19
   7.500% due 2029                         133             143
   8.500% due 2029                          51              56
   7.500% due 2030                         570             612
   8.000% due 2030                         107             117
   8.500% due 2030                          73              80
   7.000% due 2031                       1,393           1,482

                                                       Diversified Bond Fund  77

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
   7.500% due 2031                          48              52
   8.000% due 2031                           9              10
   6.500% due 2032                         698             729
   7.000% due 2032                       1,912           2,033
   7.500% due 2032                         489             525
   8.000% due 2032                          60              65
   5.500% due 2033                         398             399
Government National Mortgage
   Association II
   30 Year TBA (o)
   5.500%                                  435             435
   4.375% due 2023                         470             476
   4.625% due 2023                         623             638
   4.375% due 2024                         295             299
   5.500% due 2033                       5,374           5,376
   5.500% due 2034                       3,058           3,059
Greenwich Capital Commercial
   Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                   1,650           1,658
GSAMP Trust (E)
   Series 2003-AHL Class A2A
   1.300% due 10/25/33                   1,007           1,008
GSMPS Mortgage Loan Trust Series
   2003-3 Class A1
   7.000% due 06/25/43                     854             901
GSRPM Mortgage Loan Trust (E)
   Series 2003-1 Class A1
   1.350% due 01/25/32                     133             133
HFC Home Equity Loan Asset Backed
   Certificates (E)
   Series 2001-1 Class A
   1.390% due 01/20/31                     757             758
Household Mortgage Loan Trust (E)
   Series 2002-HC1 Class A
   1.400% due 05/20/32                     109             109
IndyMac Loan Trust
   Series 2003-L1 Class A1
   1.480% due 11/25/08                   1,547           1,547
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   Series 2003-PM1A Class A3
   5.169% due 08/12/40                   1,880           1,899
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                     452             483

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Long Beach Asset Holdings Corp.
   Series 2003-2 Class N1
   7.627% due 06/25/33                     142             143
   Series 2003-4 Class N1
   6.535% due 08/25/33                     185             187
Long Beach Mortgage Loan Trust
   (E)
   Series 2003-4 Class AV2
   1.170% due 08/25/33                      63              63
   Series 2004-1 Class A4
   1.230% due 02/25/34                   1,912           1,911
MASTR Alternative Loans Trust
   Series 2003-2 Class 7A1
   7.000% due 12/25/32                     163             167
Mastr Asset Backed Securities
   Trust (E)
   Series 2004-OPT1 Class A3
   1.360% due 02/25/34                     831             831
Merrill Lynch Mortgage Investors,
   Inc.
   Series 2002-NC1 Class A1
   1.420% due 05/25/33 (E)                 493             493
   Series 2003-OP1N Class N1
   7.250% due 09/25/34                     410             414
   Series 2003-WMC1 Class A2
   1.460% due 11/25/33 (E)                 578             580
   Series 2003-WMC2 Class A2
   1.440% due 02/25/34 (E)                 794             795
   Series 2004-WM1N Class N1
   4.500% due 10/25/34                     707             707
Morgan Stanley ABS Capital I (E)
   Series 2003-NC10 Class A2
   1.300% due 10/25/33                     877             878
   Series 2003-NC5 Class A2
   1.380% due 04/25/33                     498             499
   Series 2004-HE1 Class A3
   1.260% due 01/25/34                   2,114           2,114
Morgan Stanley Dean Witter
   Capital I
   Series 2001-TOP3 Class A3
   6.200% due 07/15/33                     790             855
   Series 2003-NC4 Class A2
   1.470% due 04/25/33                     406             407
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                   1,995           2,165
MSDWCC Heloc Trust (E) Series
   2003-2 Class A
   1.360% due 04/25/16                   1,991           1,993
Nationslink Funding Corp. Series
   1999-SL Class A4
   6.654% due 11/10/30                     468             490

 78  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Option One Mortgage Loan Trust
   (E)
   Series 2001-4 Class A
   1.400% due 01/25/32                     577             578
   Series 2002-2 Class A
   1.370% due 06/25/32                     764             765
   Series 2003-1 Class A2
   1.520% due 02/25/33                   1,155           1,159
   Series 2003-2 Class A2
   1.400% due 04/25/33                     507             508
Option One Mortgage Securities
   Corp. NIM Trust
   Series 2003-3 Class N
   1.410% due 04/25/10                     388             388
   Series 2003-6A Class NOTE
   1.320% due 10/26/10                     590             590
Pacificamerica Home Equity Loan
   Series 1998-2 Class AF
   6.590% due 06/26/28                     113             113
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   1.500% due 02/25/34                     332             331
   Series 2004-CL1 Class 2A2
   1.500% due 02/25/19                      82              82
Renaissance NIM Trust
   Series 2003-D Class NOTE
   6.657% due 03/26/34                     329             332
Residential Asset Securities
   Corp. (E)
   Series 2001-KS1 Class AII
   1.335% due 03/25/32                     366             367
   Series 2002-KS3 Class A1B
   1.350% due 05/25/32                     849             849
   Series 2003-KS1 Class A2
   1.460% due 01/25/33                     568             570
   Series 2003-KS2 Class AI1
   1.200% due 08/25/19                     468             468
   Series 2003-KS9 Class AI1
   1.260% due 02/25/21                     706             707
Residential Funding Mortgage
   Securities II (E)
   Series 2003-HI1 Class A1
   1.200% due 04/25/10                     101             101
Saxon Asset Securities Trust (E)
   Series 2001-3 Class AV2
   1.380% due 08/25/31                     102             102
   Series 2003-1 Class AV1
   1.410% due 06/25/33                   1,040           1,042
Saxon Net Interest Margin Trust
   Series 2003-A Class A
   6.656% due 08/26/33                     337             339

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Securitized Asset Backed
   Receivables LLC Trust (E)
   Series 2004-OP1 Class A2
   1.350% due 02/25/34                     910             910
Sharp SP I LLC Net Interest
   Margin Trust
   Series 2004-FM1N Class N
   6.160% due 09/25/34                     360             362
Small Business Administration
   Series 1999-P10B Class 1
   7.540% due 08/10/09                   1,970           2,156
   Series 2000-10B Class 1
   7.452% due 09/01/10                   3,695           4,030
Specialty Underwriting &
   Residential Finance (E)
   Series 2004-BC1 Class A2
   1.330% due 02/25/35                     960             960
Structured Asset Securities Corp.
   (E) Series 2002-HF1 Class A
   1.390% due 01/25/33                      88              88
Wells Fargo Mortgage Backed
   Securities Trust
   Series 2002-9 Class B1
   6.250% due 06/25/32                     235             236
                                                  ------------
                                                       464,149
                                                  ------------

Municipal Bonds - 0.7%
Commonwealth of Massachusetts
   General Obligation Limited (u)
   5.750% due 08/01/11                     400             453
County of Clark Nevada General
   Obligation Limited, weekly
   demand (u)
   5.000% due 06/01/26                   1,000           1,002
County of Jefferson Alabama
   Revenue Bonds, weekly
   demand(ae)
   5.000% due 02/01/41                     100             110
Energy Northwest Revenue Bonds
   5.500% due 07/01/13                     200             221
   5.500% due 07/01/14                     100             110
Florida State Board Education
   General Obligation Unlimited,
   weekly demand
   5.000% due 06/01/33                   1,300           1,302
Golden State Tobacco
   Securitization Corp. Revenue
   Bonds, weekly demand
   5.000% due 06/01/21                   1,000             996

                                                       Diversified Bond Fund  79

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Lower Colorado River Authority
   Revenue Bonds, weekly demand
   (u)
   5.000% due 05/15/31                   1,000             991
New York City Municipal Water
   Finance Authority Revenue
   Bonds, weekly demand
   5.000% due 06/15/34                     100              99
Orange County Sanitation District
   Certificate of Participation,
   weekly demand
   5.000% due 02/01/33                     100              99
Orange County Water District
   Certificate of Participation,
   weekly demand (u)
   5.000% due 08/15/34                     700             690
South Carolina Transportation
   Infrastructure Bank Revenue
   Bonds, weekly demand
   5.000% due 10/01/33                   1,300           1,302
University of Texas Revenue
   Bonds, weekly demand
   5.000% due 08/15/33                     100              99
Utah State Board Of Regents
   Revenue Bonds, weekly demand
   1.160% due 05/01/41                     500             500
                                                  ------------
                                                         7,974
                                                  ------------

Non-US Bonds - 0.6%
Bundesschatzanweisungen
   2.000% due 03/10/06            EUR    5,750           6,849
Deutsche Bundesrepublik
   5.250% due 01/04/11            EUR      100             130
                                                  ------------
                                                         6,979
                                                  ------------

United States Government Agencies
-7.3%
Federal Home Loan Bank (z)
   1.875% due 06/15/06                   1,730           1,706
Federal Home Loan Bank System
   1.500% due 08/19/05                     245             244
   2.500% due 03/15/06 (z)               7,915           7,934
   5.375% due 02/15/07 (z)               2,020           2,145
   3.000% due 04/15/09 (z)               3,870           3,699
   4.500% due 09/16/13                   1,255           1,214
Federal Home Loan Mortgage Corp.
   (z)
   5.250% due 01/15/06                   2,220           2,328
   5.500% due 07/15/06                   9,145           9,705
   2.750% due 08/15/06                   1,580           1,583
   4.875% due 03/15/07                   4,420           4,644

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
   2.750% due 03/15/08                   1,035           1,005
   3.625% due 09/15/08                   5,120           5,085
   7.000% due 03/15/10                   2,425           2,765
   5.125% due 07/15/12                   4,694           4,789
   5.125% due 08/20/12                   5,250           5,215
   4.500% due 01/15/13                   1,330           1,295
   4.500% due 07/15/13                     255             247
   6.750% due 03/15/31                   1,060           1,196
Federal National Mortgage
   Association
   5.500% due 02/15/06 (z)               2,365           2,494
   4.750% due 06/18/07 (z)               1,215           1,220
   4.250% due 07/15/07 (z)                  --              --
   6.000% due 05/15/08 (z)               1,360           1,477
   2.500% due 06/15/08 (z)               6,585           6,293
   5.250% due 01/15/09 (z)               3,030           3,203
   6.625% due 09/15/09 (z)               3,440           3,855
   7.250% due 01/15/10 (z)               2,160           2,489
   5.500% due 03/15/11                     320             338
   6.125% due 03/15/12 (z)               2,175           2,369
   4.375% due 03/15/13 (z)               1,125           1,086
   4.625% due 10/15/13                     430             419
   3.625% due 07/05/14                   1,665             973
   7.250% due 05/15/30 (z)               1,245           1,488
   6.625% due 11/15/30 (z)               1,690           1,878
   6.210% due 08/06/38                     320             339
Financing Corp. Principal Only
   Strip
   0.000% due 05/11/18                      90              41
   0.000% due 12/06/18                     155              67
   0.000% due 04/05/19                     875             371
   0.000% due 09/26/19                     585             240
Tennessee Valley Authority (z)
   6.375% due 06/15/05                      20              21
                                                  ------------
                                                        87,460
                                                  ------------

United States Government
Treasuries - 19.9%
United States Treasury Inflation
   Indexed Bonds (z)
   3.375% due 01/15/07                     235             253
   3.625% due 01/15/08                     230             254
   3.875% due 01/15/09                   4,881           5,474
   3.500% due 01/15/11                     214             238
   3.375% due 01/15/12                     419             465
   3.000% due 07/15/12                   5,669           6,127
   3.875% due 04/15/29                     340             424
United States Treasury Note
   6.750% due 05/15/05 (z)               4,990           5,249
   2.000% due 08/31/05 (z)              22,455          22,499
   1.875% due 01/31/06 (z)               6,375           6,342

 80  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
   4.625% due 05/15/06 (z)               6,550           6,844
   6.875% due 05/15/06 (z)              28,130          30,644
   7.000% due 07/15/06 (z)               7,555           8,287
   2.375% due 08/15/06 (z)               8,050           8,026
   4.375% due 05/15/07 (z)               1,310           1,366
   6.625% due 05/15/07 (z)               8,700           9,638
   6.125% due 08/15/07 (z)               3,645           3,999
   3.125% due 09/15/08 (z)               8,135           8,027
   3.375% due 11/15/08 (z)              28,350          28,192
   3.375% due 12/15/08 (z)               1,970           1,956
   3.250% due 01/15/09 (z)               2,230           2,199
   6.000% due 08/15/09 (z)               7,160           7,942
   5.750% due 08/15/10 (z)               3,800           4,177
   5.000% due 02/15/11 (z)               2,295           2,421
   5.000% due 08/15/11 (z)                 725             762
   4.000% due 11/15/12 (z)               2,890           2,815
   4.250% due 08/15/13 (z)               5,840           5,742
   12.000% due 08/15/13 (z)                420             563
   13.250% due 05/15/14 (z)                680             978
   12.500% due 08/15/14 (z)              1,235           1,752
   9.875% due 11/15/15 (z)               1,330           1,934
   9.250% due 02/15/16                     525             735
   7.500% due 11/15/16 (z)               6,505           8,087
   8.750% due 05/15/17 (z)               2,625           3,589
   8.125% due 08/15/19 (z)               7,765          10,239
   8.125% due 08/15/21 (z)               6,120           8,141
   6.875% due 08/15/25 (z)               4,725           5,638
   6.000% due 02/15/26 (z)               2,545           2,752
   6.375% due 08/15/27 (z)               1,080           1,223
   6.125% due 11/15/27 (z)               1,285           1,413
   6.125% due 08/15/29 (z)               6,505           7,182
United States Treasury STRIP
   Principal (z)
   0.000% due 11/15/21                   4,835           1,824
                                                  ------------
                                                       236,412
                                                  ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,200,157)                                    1,196,266
                                                  ------------

PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
Centaur Funding Corp.                  390,000             494
DG Funding Trust                           103           1,107
                                                  ------------

TOTAL PREFERRED STOCKS
(cost $1,502)                                            1,601
                                                  ------------

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------

SHORT-TERM INVESTMENTS - 50.8%
ABN Amro North America Discount
   Note (y)
   1.025% due 05/20/04                   4,800           4,797
Anz Del, Inc. Discount Commercial
   Paper
   1.030% due 06/02/04 (c)(y)              500             500
   1.035% due 06/25/04 (y)               4,800           4,792
   1.045% due 07/04/04 (y)                 100             100
ASB Bank, Ltd. (y)
   1.065% due 07/14/04                     500             499
ASIF II
   1.200% due 01/26/05            JPY   70,000             638
Barclays US Funding, LLC.
   1.020% due 05/06/04                    4200           4,199
   1.030% due 06/08/04                   1,000             999
CBA Del Finance, Inc. Years 3 & 4
   Commercial Paper (y)
   1.050% due 07/13/04                   4,900           4,887
CDC Commercial Paper (y)
   1.050% due 07/07/04                   2,400           2,394
   1.100% due 08/04/04                   1,000             997
CIT Group, Inc.
   5.625% due 05/17/04                   1,600           1,602
EI Dupont
   1.015% due 05/13/04                   1,400           1,400
European Investment Bank (y)
   1.050% due 07/16/04                   2,600           2,593
   0.875% due 11/08/04            JPY   24,000             218
Federal Home Loan Bank Discount
   Corp.
   0.950% due 05/28/04                   7,000           6,995
Federal Home Loan Bank System (z)
   4.125% due 01/14/05                     385             392
Federal Home Loan Mortgage Corp.
   Discount Note (z)(y)
   1.011% due 05/25/04 (c)                 500             500
   1.048% due 06/01/04                   3,600           3,597
   1.025% due 07/06/04                   2,700           2,693
Federal National Mortgage
   Association
   6.500% due 08/01/04                      30              --
Federal National Mortgage
   Association Discount Note
   (y)(z)
   1.050% due 06/15/04                   5,600           5,593
   1.020% due 06/23/04                   1,800           1,797
   1.025% due 07/07/04                   4,800           4,788
Frank Russell Investment Company
   Money Market Fund               114,862,032         114,862

                                                       Diversified Bond Fund  81

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Frank Russell Investment Company
   Money Market Fund (N)           173,041,427         173,041
General Electric Capital Corp.
   Commercial Paper (y)
   1.040% due 06/08/04                   3,500           3,496
   1.040% due 06/17/04                   1,800           1,797
   1.050% due 07/07/04                     100             100
General Motors Acceptance Corp.
   (E)
   1.580% due 07/20/04                   1,700           1,700
   1.570% due 07/30/04                     800             800
HBOS Treasury Services PLC (y)
   1.050% due 05/04/04 (c)               2,500           2,500
   1.040% due 05/27/04                   2,000           1,998
   1.045% due 06/22/04                     800             799
   1.055% due 07/19/04                     100             100
Historic TW, Inc.
   7.975% due 08/15/04                     300             305
International Bank for
   Reconstruction & Development
   4.750% due 12/20/04            JPY    6,000              56
Italy Government International
   Bond
   5.000% due 12/15/04            JPY   15,000             140
Kansai International Airport
   1.300% due 07/29/04            JPY   14,000             127
KFW International Finance
   1.000% due 12/20/04            JPY   81,000             738
Pfizer, Inc. (y)
   1.015% due 06/03/04                   4,800           4,796
Residential Asset Mortgage
   Products, Inc. Series 2002-RZ4
   Class AIO
   5.750% due 04/25/05                   1,008              40
Royal Bank of Scotland PLC (y)
   1.025% due 06/01/04                   1,300           1,299
   1.050% due 07/14/04                   3,200           3,192
Shell Finance (UK) PLC (y)
   1.020% due 06/03/04                   4,800           4,796

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Stadshypotek Del, Inc. (y)
   1.040% due 06/04/04                   3,100           3,097
State of California Notes
   2.000% due 06/16/04                     400             400
State Street Securities Lending
   Quality Trust (N)               186,322,932         186,323
Svenska Handlesbanken, Inc. (y)
   1.030% due 05/13/04                   2,300           2,299
   1.065% due 07/14/04                   2,300           2,295
Toyota Motor Credit Corp.
   1.040% due 06/08/04 (y)               3,800           3,796
   1.000% due 12/20/04              JPY 11,000             100
UBS Finance, Inc. (y)
   1.030% due 06/10/04                   1,300           1,299
   1.055% due 07/13/04                   4,100           4,089
United States Treasury Bill (y)
   1.024% due 05/06/04 (c)(z)            1,700           1,700
   1.010% due 05/20/04 (z)               3,200           3,198
   1.010% due 05/27/04 (c)(z)              400             400
   0.930% due 06/03/04 (s)                 985             984
   0.980% due 09/30/04 (s)                 100             100
United States Treasury Note (z)
   7.875% due 11/15/04                  19,620          20,307
Westpactrust Securities (y)
   1.040% due 06/24/04                     700             699
                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $604,811)                                        604,738
                                                  ------------

TOTAL INVESTMENTS - 151.4%
(identified cost $1,806,470)                         1,802,605

OTHER ASSETS AND LIABILITIES,
NET - (51.4%)                                         (612,023)
                                                  ------------

NET ASSETS - 100.0%                                  1,190,582
                                                  ============

See accompanying notes which are an integral part of the financial statements.

 82  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                                                   UNREALIZED
                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                 $                $
---------------------------------------------------------------
Long Positions
Euribor Futures (UK)
   expiration date 06/05 (15)           4,370                8
   expiration date 09/05 (13)           3,779                3
   expiration date 12/05 (24)           6,961              (10)
Eurodollar Futures
   expiration date 03/05 (54)          13,139              (42)
   expiration date 06/05 (98)          23,733             (145)
   expiration date 09/05 (14)           3,377              (27)
   expiration date 12/05 (16)           3,846              (28)
   expiration date 03/06 (4)              959               (2)
Germany, Federal Republic
   5 Year Bonds
   expiration date 06/04 (72)           9,618              (30)
Germany, Federal Republic
   10 Year Bonds
   expiration date 06/04 (56)           7,656              (24)
United States Treasury Bonds
   expiration date 06/04 (28)           2,999              (85)
United States Treasury 2 Year
   Notes
   expiration date 06/04 (46)           9,777              (29)
United States Treasury 5 Year
   Notes
   expiration date 06/04 (24)           2,639              (55)
United States Treasury 10 Year
   Notes
   expiration date 06/04 (305)         33,703             (745)
   expiration date 09/04 (27)           2,946               (8)
Short Positions
United States Treasury Bonds
   expiration date 06/04 (36)           3,855              169
United States Treasury 5 Year
   Notes
   expiration date 06/04 (40)           4,398              120
                                                  ------------
   Total Unrealized
   Appreciation (Depreciation)
   on Open Futures Contracts                              (930)
                                                  ============

                                   NOTIONAL         MARKET
OPTIONS WRITTEN                     AMOUNT          VALUE
(NUMBER OF CONTRACTS)                 $               $
-------------------------------------------------------------
Euribor Futures
   Sep 2004 97.50 (EUR) Put (6)       175,259              --
   Dec 2004 97.00 (EUR) Put (6)       174,360              --
Eurodollar Futures
   Jun 2004 98.00 Put (31)              7,595              --
United States Treasury Notes 5
   Year Futures
   Aug 2004 111.50 Call (5)               558              (2)
United States Treasury Notes 10
   Year Futures
   May 2004 116.00 Call (8)             9,287              --
   Aug 2004 114.00 Call (1)               114              --
   Aug 2004 115.00 Call (11)            1,265              (3)
   Aug 2004 115.00 Call (16)            1,840              (5)
   Aug 2004 108.00 Put (15)             1,620             (25)
                                                 ------------

Total Liability for Options
   Written (premiums received
   $76)                                                   (35)
                                                 ============

FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             414      USD           497    05/10/04                  1
EUR           4,280      USD         5,067    07/26/04                (50)
                                                           --------------

                                                                      (49)
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                       Diversified Bond Fund  83

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 71.3%
Asset-Backed Securities - 2.8%
ABSC NIMs Trust
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                    395             397
Alliance Capital Funding LLC Series 1998-1 Class
   A3
   5.840% due 02/15/10                                    169             173
American Airlines, Inc.
   6.817% due 05/23/11                                    345             317
   7.858% due 10/01/11                                    635             643
Americredit Automobile Receivables Trust
   Series 2001-C Class A4
   5.010% due 07/14/08                                    990           1,022
Ameriquest Mortgage Securities, Inc. Series
   2003-5 Class A2
   2.430% due 07/25/33                                    290             291
Ares Leveraged Investment Fund, LP (E)
   Series 1998-2 Class B2
   5.710% due 10/31/05                                    930             893
Argent NIM Trust(y)
   Series 2003-N7 Class 2A1
   5.680% due 03/25/34                                    231             231
ATA Airlines, Inc.(y)
   6.990% due 04/15/16                                    601             526
Capital One Multi-Asset Execution Trust
   6.000% due 08/15/13                                  1,465           1,538
   Series 2003-C2 Class C2
   4.320% due 04/15/09                                    205             209
Carlyle High Yield Partners
   Series 1 Class C1
   8.740% due 05/31/07                                    850             876
Centex Home Equity
   Series 2004-B Class AF1
   1.833% due 09/25/19                                  1,071           1,068
Chancellor/Triton CBO, Ltd.(y) Series 1998-1A
   Class A1
   6.710% due 08/05/10                                    653             639
Chase Funding Mortgage Loan Asset-Backed
   Certificates
   Series 2003-1 Class 1A1
   2.005% due 02/25/17                                    139             139

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chase Funding Net Interest Margin(y) Series
   2003-6A Class NOTE
   5.000% due 01/27/35                                    217             217
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    900             999
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                  1,775           1,881
Continental Airlines, Inc.
   7.033% due 06/15/11                                  1,160             996
   6.900% due 01/02/18                                    308             303
   6.545% due 02/02/19                                    101              99
Countrywide Asset-Backed Certificates Series
   2004-1NIM Class NOTE
   6.000% due 05/25/34                                    425             423
Delta Air Lines, Inc.
   7.299% due 09/18/06                                    240             190
Fleet Credit Card Master Trust II Series 2001-C
   Class A
   3.860% due 03/15/07                                  1,400           1,412
Ford Credit Auto Owner Trust Series 2003-A Class
   A2A
   1.620% due 08/15/05                                    266             266
Golden Tree High Yield Opportunities, LP
   Series 2000-1 Class C1
   9.404% due 10/31/07                                  1,100           1,133
Harley-Davidson Motorcycle Trust
   Series 2002-1 Class A1
   3.020% due 09/15/06                                     97              97
   Series 2002-2 Class A1
   1.910% due 04/15/07                                    147             148
   Series 2003-1 Class A1
   1.560% due 05/15/07                                    277             277
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2003-1 Class A
   1.450% due 10/20/32                                  1,500           1,503
Home Equity Asset Trust(y) Series 2003-5N Class
   A
   7.500% due 01/27/34                                    131             132
Honda Auto Receivables Owner Trust Series 2003-1
   Class A2
   1.460% due 09/19/05                                    339             339
Lehman ABS Manufactured Housing Contract
   Series 2001-B Class A1
   3.010% due 03/15/10                                     54              51

 84  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MBNA Master Credit Card Trust USA
   Series 1996-B Class A
   1.360% due 08/15/08 (E)                                 45              45
   Series 2000-E Class A
   7.800% due 10/15/12                                    600             709
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                    210             203
Niagara Mohawk Power Corp.
   7.625% due 10/01/05                                    510             543
Power Contract Financing LLC
   5.200% due 02/01/06                                    825             837
   6.256% due 02/01/10                                    450             466
Prudential Holdings LLC
   8.695% due 12/18/23                                    500             611
Sankaty Market Value CDO Series 2001-3 Class B1
   7.379% due 04/30/09                                    480             509
Sharp SP I LLC Net Interest Margin Trust
   Series 2004-HE1N Class N
   6.900% due 11/25/33                                    323             325
Sharps SP I, LLC
   7.000% due 01/25/34                                    710             710
   6.850% due 03/01/34                                    519             519
SLM Student Loan Trust (E)
   Series 1996-2 Class A2
   1.695% due 07/27/09                                    466             470
   Series 1997-2 Class CTFS
   1.815% due 10/25/12                                    900             904
   Series 2002-7 Class A2
   1.210% due 06/17/13                                     65              65
   Series 2004-1 Class A1
   1.210% due 01/26/15                                    971             972
Small Business Administration
   7.449% due 08/01/10                                    342             374
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  2,577           2,825
Tenaska Alabama II Partners, LP
   6.125% due 03/30/23                                    502             501
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A2
   1.470% due 03/15/07                                  1,100           1,097
Whole Auto Loan Trust
   Series 2002-1 Class A2
   1.880% due 06/15/05                                    146             146

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
World Financial Properties
   6.910% due 09/01/13                                    569             625
   6.950% due 09/01/13                                    226             249
                                                                 ------------
                                                                       33,133
                                                                 ------------

Corporate Bonds and Notes - 15.5%
Aetna, Inc.
   7.875% due 03/01/11                                    545             637
AIG SunAmerica Global Financing VI
   6.300% due 05/10/11                                    380             411
Albertson's, Inc.
   7.500% due 02/15/11                                    215             244
Allied Waste North America (z)
   6.500% due 11/15/10                                    135             135
   Series B
   8.500% due 12/01/08                                    180             200
   7.875% due 01/01/09                                  1,410           1,463
Altria Group, Inc.
   7.000% due 11/04/13                                    205             218
   7.750% due 01/15/27                                    180             192
Amerada Hess Corp.
   7.875% due 10/01/29                                    430             466
   7.300% due 08/15/31                                    385             392
American Electric Power Co., Inc. Series C
   5.375% due 03/15/10                                    100             103
American RE Corp.
   Series B
   7.450% due 12/15/26                                  1,090           1,177
Anheuser-Busch Cos., Inc.(z)
   5.000% due 03/01/19                                    570             537
Anthem Insurance Cos., Inc.
   9.125% due 04/01/10                                    290             360
AON Corp.
   7.375% due 12/14/12                                    385             433
Appalachian Power Co.
   Series H
   5.950% due 05/15/33                                     80              75
Arch Capital Group
   7.350% due 05/01/34                                    745             743
Arrow Electronics, Inc.
   6.875% due 07/01/13                                    670             704
AT&T Corp.
   8.050% due 11/15/11                                  1,145           1,256
   8.750% due 11/15/31                                  1,140           1,206
AT&T Wireless Services, Inc.
   7.875% due 03/01/11                                    100             115
   8.750% due 03/01/31                                     90             110

                                                     Multistrategy Bond Fund  85

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Avaya, Inc.
   11.125% due 04/01/09                                   113             133
Avista Capital Trust III
   6.500% due 04/01/34                                    980             965
Avista Corp.
   7.750% due 01/01/07                                     55              60
   9.750% due 06/01/08                                    610             732
Avnet, Inc.
   9.750% due 02/15/08                                    210             242
AXA Financial, Inc.
   6.500% due 04/01/08                                    120             132
BAE Systems Holdings, Inc.
   6.400% due 12/15/11                                  1,875           1,998
Bank of America Corp.
   7.800% due 02/15/10                                     65              76
   Series MTNI
   1.430% due 10/22/04                                    925             926
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    280             312
BCI US Funding Trust Step Up Bond (p)
   8.010% due 12/29/49                                    975           1,106
Bear Stearns Cos., Inc. (The)
   4.650% due 07/02/18                                    820             731
Boeing Capital Corp. (z)
   6.100% due 03/01/11                                    315             337
Bowater, Inc. (z)
   6.500% due 06/15/13                                  1,015             982
Boyd Gaming Corp.
   9.250% due 08/01/09                                    225             251
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     55              59
Campbell Soup Co.
   5.875% due 10/01/08                                    430             462
Capital One Bank
   6.500% due 06/13/13                                    415             433
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    300             309
CenterPoint Energy Resources Corp.
   7.750% due 02/15/11 (z)                                640             717
   7.875% due 04/01/13                                    630             710
Centerpoint Energy, Inc. (z)
   Series B
   6.850% due 06/01/15                                    450             457

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    210             217
   Series A
   5.400% due 06/15/33                                     65              57
   Series B
   5.375% due 06/15/33                                     50              44
CIT Group, Inc.
   5.750% due 09/25/07                                    230             245
   6.875% due 11/01/09                                    140             156
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    265             289
Citigroup, Inc.
   3.500% due 02/01/08                                  2,680           2,663
   7.250% due 10/01/10                                    665             760
   6.000% due 02/21/12 (z)                                305             328
   5.625% due 08/27/12                                    210             219
Citizens Communications Co.
   8.500% due 05/15/06                                    525             566
   7.600% due 06/01/06                                    155             164
Clear Channel Communications, Inc.
   7.650% due 09/15/10                                    170             194
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    115             117
   Series D
   6.600% due 03/01/33                                    130             135
Comcast Cable Communications
   8.375% due 05/01/07                                    705             799
   6.750% due 01/30/11                                    225             247
Comcast Corp.
   5.850% due 01/15/10                                    190             200
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                    360             396
Consolidated Natural Gas Co.
   Series A
   5.000% due 03/01/14                                    105             102
   Series C
   6.250% due 11/01/11                                    155             167
Constellation Energy Group, Inc.
   7.600% due 04/01/32                                    185             207
Consumers Energy Co.
   4.800% due 02/17/09                                    185             187
   4.000% due 05/15/10                                     85              81
   5.375% due 04/15/13                                     95              94
Continental Airlines, Inc.
   Series 01-1
   6.503% due 06/15/11                                    250             242

 86  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 981A
   6.648% due 09/15/17                                    221             214
   Series A (z)
   7.875% due 07/02/18                                    170             168
Corrections Corp. of America
   7.500% due 05/01/11                                    790             828
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    425             413
   Series MTNK
   5.500% due 02/01/07                                    135             142
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    200             206
   6.125% due 11/15/11                                    390             417
   5.500% due 08/15/13                                    230             232
CSC Holdings, Inc. (z)
   10.500% due 05/15/16                                   450             518
DaimlerChrysler NA Holding Corp.
   8.000% due 06/15/10                                     70              80
   7.300% due 01/15/12                                    500             553
   8.500% due 01/18/31                                    165             191
Detroit Edison Co.
   6.125% due 10/01/10                                     55              59
   6.350% due 10/15/32                                    325             331
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                    475             467
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    420             466
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                    120             128
DPL, Inc.
   8.250% due 03/01/07                                    590             614
DR Horton, Inc.
   6.875% due 05/01/13                                    180             188
Dresdner Funding Trust I
   8.151% due 06/30/31                                    755             868
Duke Capital Corp.
   4.302% due 05/18/06                                    705             721
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     80              84
   6.875% due 02/01/11                                     60              66
Echostar DBS Corp.
   6.375% due 10/01/11                                    315             319
El Paso Corp. (z)
   6.950% due 12/15/07                                  2,600           2,392
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                    205             211

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Electronic Data Systems Corp. (z)
   7.125% due 10/15/09                                    150             154
   Series B
   6.000% due 08/01/13                                    125             116
Eli Lilly & Co.
   6.770% due 01/01/36                                    905           1,012
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                    120             116
Enterprise Products Partners, LP
   7.500% due 02/01/11                                    465             519
EOP Operating, LP
   4.750% due 03/15/14                                     70              65
   7.500% due 04/19/29                                    297             321
Erac USA Finance Co.
   7.350% due 06/15/08                                    560             629
Exelon Corp.
   6.750% due 05/01/11                                    215             237
Exelon Generation Co. LLC (z)
   6.950% due 06/15/11                                    475             529
Farmers Exchange Capital
   7.050% due 07/15/28                                    900             874
Farmers Insurance Exch
   8.625% due 05/01/24                                    875             990
Federated Department Stores
   7.000% due 02/15/28                                    235             249
   6.900% due 04/01/29                                     60              63
FedEx Corp.
   2.650% due 04/01/07                                    220             215
   7.600% due 07/01/97                                    225             247
Felcor Lodging, LP
   10.000% due 09/15/08                                   450             480
FGIC Corp.
   6.000% due 01/15/34                                    450             438
Fifth Third Bank Michigan
   7.750% due 08/15/10                                    540             572
Financing Corp. Fico Zero Coupon Series 15P
   0.000% due 03/07/19                                    390             166
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                  1,515           1,595
   Series C
   7.375% due 11/15/31                                    345             362
FMC Corp.
   10.250% due 11/01/09                                    35              41
Ford Motor Co.
   6.375% due 02/01/29                                    260             226
   7.450% due 07/16/31 (z)                              1,125           1,097

                                                     Multistrategy Bond Fund  87

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co.
   5.625% due 10/01/08 (z)                                830             846
   5.800% due 01/12/09                                    500             509
   7.375% due 10/28/09                                    160             173
   7.875% due 06/15/10                                    785             862
   7.375% due 02/01/11                                  1,840           1,968
   7.250% due 10/25/11                                    630             669
   7.000% due 10/01/13 (z)                                455             468
General Electric Capital Corp.
   Series MTNA
   4.250% due 12/01/10                                    395             386
   6.750% due 03/15/32                                    465             501
General Electric Co.
   6.750% due 01/15/06                                    215             228
   4.500% due 07/15/06                                    115             117
   7.250% due 03/02/11                                  1,115           1,199
   6.875% due 09/15/11                                  3,085           3,238
   7.000% due 02/01/12                                    275             289
   5.000% due 02/01/13                                  1,330           1,322
   8.000% due 11/01/31                                    690             728
General Motors Corp.
   8.375% due 07/15/33                                  1,405           1,520
Georgia-Pacific Corp.
   8.125% due 05/15/11                                  1,000           1,128
   9.125% due 07/01/22                                     45              46
Glencore Funding LLC
   9.000% due 04/15/14                                  1,305           1,233
Golden West Financial Corp.
   4.125% due 08/15/07                                    360             372
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                  1,545           1,719
   6.600% due 01/15/12                                    150             164
   5.250% due 10/15/13                                    780             767
   6.345% due 02/15/34                                  1,310           1,252
GTE Corp.
   6.940% due 04/15/28                                    385             399
GulfTerra Energy Partners, LP
   6.250% due 06/01/10                                    295             305
   Series B
   8.500% due 06/01/10                                    144             161
Halliburton Co.
   5.500% due 10/15/10                                  1,280           1,308
Harleysville Group, Inc.
   5.750% due 07/15/13                                    160             150
Harrah's Operating Co., Inc.
   8.000% due 02/01/11                                    230             266
Hartford Financial Services Group, Inc.
   2.375% due 06/01/06                                     40              40
   7.900% due 06/15/10                                     80              93

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HCA, Inc.
   5.250% due 11/06/08                                    270             270
   6.950% due 05/01/12                                    395             413
   6.300% due 10/01/12                                    115             115
   7.500% due 12/15/23                                    400             396
   7.580% due 09/15/25                                    130             130
   7.500% due 11/06/33                                    145             144
Health Net, Inc.
   8.375% due 04/15/11                                    455             537
Hertz Corp.
   7.625% due 08/15/07                                     75              81
Hilton Hotels Corp.
   7.625% due 12/01/12                                    630             704
Historic TW, Inc.
   8.180% due 08/15/07                                    435             493
   9.125% due 01/15/13                                    430             530
   8.050% due 01/15/16                                  1,490           1,723
   6.625% due 05/15/29                                     85              84
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    250             272
Honeywell International, Inc.
   6.125% due 11/01/11                                    265             286
Hornbeck Offshore Services, Inc.
   10.625% due 08/01/08                                   545             598
Household Finance Corp.
   4.125% due 12/15/08                                  1,160           1,160
   5.875% due 02/01/09                                    660             707
   6.375% due 11/27/12                                    625             673
HVB Funding Trust I
   8.741% due 06/30/31                                    965           1,170
Hyatt Equities LLC
   6.875% due 06/15/07                                    220             233
ICI Wilmington, Inc.
   4.375% due 12/01/08                                    210             208
International Lease Finance Corp.
   6.375% due 03/15/09                                    350             381
   5.875% due 05/01/13                                    225             235
International Paper Co.
   4.250% due 01/15/09                                    190             189
   5.500% due 01/15/14                                    575             570
Iron Mountain, Inc.
   7.750% due 01/15/15                                    185             190
   6.625% due 01/01/16                                    200             186
iStar Financial, Inc.
   7.000% due 03/15/08                                    145             153
ITT Industries, Inc.
   7.400% due 11/15/25                                    455             509
Jabil Circuit, Inc.
   5.875% due 07/15/10                                    290             301

 88  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
John Hancock Financial Services, Inc.
   5.625% due 12/01/08                                    120             128
John Hancock Global Funding II
   7.900% due 07/02/10                                    440             514
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    495             531
JP Morgan Chase & Co.
   5.350% due 03/01/07                                    160             169
   6.000% due 02/15/09                                    170             182
   7.000% due 11/15/09                                     65              73
   6.750% due 02/01/11                                    175             195
   6.625% due 03/15/12                                     95             105
Kellogg Co.
   Series B
   6.600% due 04/01/11                                  1,640           1,822
Kennametal, Inc.
   7.200% due 06/15/12                                    380             405
Kerr-McGee Corp.
   5.875% due 09/15/06                                     45              48
   6.875% due 09/15/11                                    115             126
   7.875% due 09/15/31                                    200             226
KeySpan Corp.
   7.250% due 11/15/05                                    175             188
   7.625% due 11/15/10                                    525             611
Kraft Foods, Inc.
   5.250% due 06/01/07                                    170             179
   4.000% due 10/01/08                                    695             692
   5.625% due 11/01/11                                    750             775
   6.250% due 06/01/12                                    125             134
   5.250% due 10/01/13                                  1,075           1,066
Kroger Co.
   7.250% due 06/01/09                                    270             303
   8.000% due 09/15/29                                    210             246
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    585             646
Lenfest Communications, Inc.
   7.625% due 02/15/08                                    100             111
Liberty Media Corp.
   3.500% due 09/25/06                                  2,585           2,590
   5.700% due 05/15/13                                     85              85
Liberty Mutual Group
   7.000% due 03/15/34                                    580             569
Lockheed Martin Corp.
   8.200% due 12/01/09                                  1,510           1,794
   7.750% due 05/01/26                                     75              88
   8.500% due 12/01/29                                    320             405
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    700             770

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lone Star Industries
   8.850% due 06/15/05                                    655             683
Lyondell Chemical Co. (z)
   Series B
   9.875% due 05/01/07                                  1,115           1,171
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    220             260
Marathon Oil Corp. (z)
   6.800% due 03/15/32                                    175             184
Massachusetts Mutual Life Insurance Co.(z)
   5.625% due 05/15/33                                    850             799
May Department Stores Co. (The)
   6.700% due 09/15/28                                    215             222
   7.875% due 03/01/30                                    250             293
MBNA Corp.
   6.125% due 03/01/13                                    470             495
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,530           1,651
MGM Mirage
   9.750% due 06/01/07                                    385             435
   8.500% due 09/15/10                                    545             614
Michaels Stores, Inc.
   9.250% due 07/01/09                                    655             720
Midland Funding II
   Series B
   13.250% due 07/23/06                                   165             186
Miller Brewing Co.
   4.250% due 08/15/08                                    205             206
   5.500% due 08/15/13                                    560             567
Mizuho Preferred Capital Co. LLC Step Up Bond
   (p)
   8.790% due 12/29/49                                  1,490           1,646
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                     80              90
Monongahela Power Co.
   5.000% due 10/01/06                                    180             182
Monumental Global Funding II
   3.850% due 03/03/08                                    490             492
Morgan Stanley
   6.750% due 04/15/11                                    785             867
   4.750% due 04/01/14                                    930             869
Natexis Ambs Co. LLC (p)
   8.440% due 12/29/49                                    430             496
National Rural Utilities Cooperative Finance
   5.750% due 08/28/09                                    200             213

                                                     Multistrategy Bond Fund  89

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nationwide Financial Services (z)
   6.250% due 11/15/11                                    395             423
Nationwide Mutual Insurance Co.
   7.500% due 02/15/24                                    355             367
   7.875% due 04/01/33                                    710             815
NB Capital Trust IV
   8.250% due 04/15/27                                    240             267
Nevada Power Co.
   9.000% due 08/15/13                                    190             210
   6.500% due 04/15/12                                    265             263
News America Holdings
   8.875% due 04/26/23                                    120             150
   7.750% due 12/01/45                                    420             483
   7.900% due 12/01/95                                    410             463
   8.250% due 10/17/96                                    135             159
News America, Inc.
   7.300% due 04/30/28                                    310             339
   6.750% due 01/09/38                                     65              73
Nisource Finance Corp.
   7.625% due 11/15/05                                    105             113
   7.875% due 11/15/10                                    760             885
Norfolk Southern Corp.
   7.900% due 05/15/97                                    930           1,071
Northern Border Pipeline Co.
   6.250% due 05/01/07                                    560             608
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    285             384
Ohio Edison Co.
   5.450% due 05/01/15                                    215             207
Ohio Power Co. (z)
   Series F
   5.500% due 02/15/13                                     55              56
   Series G
   6.600% due 02/15/33                                    130             135
Oncor Electric Delivery Co.
   7.250% due 01/15/33                                    480             536
Owens-Brockway
   7.750% due 05/15/11                                    160             168
   8.750% due 11/15/12                                    195             213
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                    240             233
   4.200% due 03/01/11                                    225             216
   4.800% due 03/01/14                                    470             450
   6.050% due 03/01/34                                  2,390           2,260
Packaging Corp. of America
   5.750% due 08/01/13                                    110             111
PanAmSat Corp.
   8.500% due 02/01/12                                    185             209

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Panhandle Eastern Pipe Line
   2.750% due 03/15/07                                     70              68
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                    105             110
   8.625% due 02/01/22                                  1,165           1,247
Popular North America, Inc.
   4.250% due 04/01/08                                    925             933
Portola Packaging, Inc. (z)
   8.250% due 02/01/12                                  1,130             955
Progress Energy, Inc.
   7.100% due 03/01/11                                     40              45
   6.850% due 04/15/12                                     90              99
   7.000% due 10/30/31                                    535             561
Prudential Holdings LLC
   Series FSA
   7.245% due 12/18/23                                  1,060           1,205
PSEG Energy Holdings LLC
   7.750% due 04/16/07                                  1,230           1,285
   8.625% due 02/15/08 (z)                                130             140
Qwest Capital Funding, Inc.
   7.000% due 08/03/09                                     65              54
   6.500% due 11/15/18                                     30              22
Qwest Services Corp.
   13.500% due 12/15/10                                   415             481
Rabobank Capital Funding II (p)
   5.260% due 12/31/49                                    535             528
Raytheon Co.
   8.300% due 03/01/10                                    125             148
   4.850% due 01/15/11                                     70              70
RBS Capital Trust I (p)
   4.709% due 12/29/49                                  1,000             944
RC Trust 1 Equity Preferred
   3.500% due 05/15/06                                  4,000           2,164
Reckson Operating Partnership, LP
   5.150% due 01/15/11                                    310             303
Roundy's, Inc.
   Series B
   8.875% due 06/15/12                                    500             543
Rouse Co. (The)
   3.625% due 03/15/09                                    140             134
   5.375% due 11/26/13                                     55              54
Russia Paris Club Participant
   5.000% due 03/31/30                                103,738             799
Safeway, Inc. (z)
   7.250% due 02/01/31                                     65              69
Schering-Plough Corp.
   5.300% due 12/01/13                                    470             469
   6.500% due 12/01/33                                    755             766

 90  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sealed Air Corp.
   5.625% due 07/15/13                                    180             182
Smithfield Foods, Inc.
   Series B
   8.000% due 10/15/09                                    430             474
   7.750% due 05/15/13                                     80              86
Southern California Edison Co.
   7.625% due 01/15/10                                    650             743
   5.000% due 01/15/14                                     45              44
   6.000% due 01/15/34 (z)                                440             424
Sovereign Bancorp, Inc.
   10.500% due 11/15/06                                 2,325           2,712
Sprint Capital Corp.
   6.125% due 11/15/08                                    160             171
   6.375% due 05/01/09                                    265             285
   8.375% due 03/15/12                                  1,160           1,361
   6.875% due 11/15/28                                    775             761
   8.750% due 03/15/32                                  1,295           1,547
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/07                                     65              70
   7.875% due 05/01/12                                    405             443
Station Casinos, Inc.
   6.000% due 04/01/12                                    310             308
Swift Energy Co.
   10.250% due 08/01/09                                   240             254
TCI Communications, Inc.
   7.875% due 02/15/26                                    145             165
TECO Energy, Inc.
   7.200% due 05/01/11                                    245             245
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    940           1,200
   7.875% due 08/01/13                                    915           1,056
Tenet Healthcare Corp.
   5.000% due 07/01/07 (z)                                180             166
   7.375% due 02/01/13 (z)                                115             104
   6.875% due 11/15/31                                    260             215
Tesoro Petroleum Corp.
   8.000% due 04/15/08                                    660             711
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                    180             191
Texas-New Mexico Power Co.
   6.250% due 01/15/09                                    175             180
Time Warner Entertainment Co., LP
   Series*
   8.375% due 03/15/23                                    765             900

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Time Warner, Inc.
   6.750% due 04/15/11                                    945           1,028
   7.625% due 04/15/31                                    475             520
   7.700% due 05/01/32                                    690             762
Toys R US, Inc.
   7.375% due 10/15/18                                    185             177
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    250             245
TXU Corp.
   Series J
   6.375% due 06/15/06                                    125             133
TXU Energy Co.
   7.000% due 03/15/13                                  1,515           1,675
Tyson Foods, Inc.
   8.250% due 10/01/11                                    280             326
Union Pacific Corp.
   5.750% due 10/15/07                                    845             902
   6.125% due 01/15/12 (z)                                800             856
Union Planters Corp.
   7.750% due 03/01/11                                    265             308
Univision Communications, Inc.
   7.850% due 07/15/11                                    440             513
UST, Inc.
   6.625% due 07/15/12                                    685             744
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    490             507
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                    350             366
Verizon Global Funding Corp.
   7.750% due 12/01/30                                    370             423
Verizon New York, Inc.
   Series A
   6.875% due 04/01/12                                    310             339
   Series B
   7.375% due 04/01/32 (z)                                920             991
Verizon/New England
   6.500% due 09/15/11                                     70              76
Vintage Petroleum, Inc. (z)
   7.875% due 05/15/11                                    500             530
Wachovia Corp.
   7.550% due 08/18/05                                    875             936
Washington Mutual, Inc.
   8.250% due 04/01/10                                    280             329
Waste Management, Inc.
   7.000% due 07/15/28                                    460             484
Wells Fargo & Co.
   4.950% due 10/16/13                                    390             382

                                                     Multistrategy Bond Fund  91

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo Bank NA
   7.550% due 06/21/10                                    250             290
Weyerhaeuser Co.
   6.000% due 08/01/06                                    105             111
   6.750% due 03/15/12                                    760             833
Williams Gas Pipelines
   7.375% due 11/15/06                                    725             785
Wisconsin Electric Power
   5.625% due 05/15/33                                     40              37
Wisconsin Energy Corp.
   6.200% due 04/01/33                                    145             141
Wyeth
   5.500% due 03/15/13                                    150             150
   5.500% due 02/01/14                                    675             673
Xerox Corp.
   7.125% due 06/15/10                                    275             279
Yum! Brands, Inc.
   8.875% due 04/15/11                                    665             811
Zurich Capital Trust I
   8.376% due 06/01/37                                  1,365           1,528
                                                                 ------------
                                                                      181,807
                                                                 ------------

Emerging Markets Debt - 1.5%
Argentina Bonos (E)
   1.234% due 08/03/12                                  2,000           1,315
Argentina Government International Bond
   11.375% due 03/15/10                                   785             254
   11.375% due 01/30/17                                 1,035             339
Brazilian Government International Bond
   2.063% due 04/15/06 (E)                                128             123
   2.125% due 04/15/09 (E)                                 59              53
   9.250% due 10/22/10 (z)                                420             403
   11.000% due 01/11/12                                 1,100           1,117
   11.000% due 08/17/40 (z)                             3,510           3,264
Bulgaria Government International Bond (E)
   2.000% due 07/28/24                                    570             569
Ecuador Government International Bond
   12.000% due 11/15/12                                 2,500           2,244
   7.000% due 08/15/30                                  1,875           1,399
Federal Republic of Brazil
   6.000% due 04/15/24                                  1,375           1,045

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OAO Gazprom (y)
   9.625% due 03/01/13                                    290             298
Panama Government International Bond
   8.875% due 09/30/27                                    300             303
Peru Government International Bond (z)
   8.750% due 11/21/33                                    675             601
Russia Government International Bond
   5.000% due 03/31/30                                  3,400           3,116
Venezuela Government International Bond (E)
   2.063% due 03/31/20                                  1,175             946
                                                                 ------------
                                                                       17,389
                                                                 ------------

International Debt - 5.7%
Abbey National PLC Step Up Bond (p)(z)
   6.700% due 06/29/49                                    775             842
Abitibi-Consolidated, Inc. (z)
   6.950% due 12/15/06                                    830             861
   8.550% due 08/01/10                                    500             542
   8.850% due 08/01/30                                    125             127
Aegon NV
   4.750% due 06/01/13                                    395             384
America Movil SA de CV
   5.500% due 03/01/14                                    635             594
Arlington Street CDO, Ltd.(y)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                  1,840           1,895
AXA
   8.600% due 12/15/30                                    385             479
Batterson Park CBO I, Ltd.
   Series 1998-1A Class A4
   6.130% due 01/02/11                                    106             109
Bowater Canada Finance
   7.950% due 11/15/11                                    610             650
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    885           1,032
British Telecommunications PLC
   8.375% due 12/15/10                                    585             696
Chile Government International Bond
   5.500% due 01/15/13                                  3,500           3,522
Conoco Funding Co.
   6.350% due 10/15/11                                  1,355           1,494
DBS Capital Funding Corp. (p)
   7.657% due 03/15/49                                    655             741

 92  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                    380             449
   8.750% due 06/15/30                                  2,005           2,490
Dominican Republic International Bond
   9.040% due 01/23/13                                  1,105             807
   2.063% due 08/30/24                                    845             600
Dresdner Bank AG for Kyivstar GSM
   12.750% due 11/21/05                                   560             609
Evergreen Funding, Ltd. Series REGS
   1.680% due 11/15/10                                    830             764
Export Import Bank of Korea
   4.125% due 02/10/09                                    540             532
Export Import Bank Of Korea
   4.250% due 11/27/07                                     90              90
France Telecom Step Up Bond
   8.200% due 03/01/06                                  1,420           1,544
   8.750% due 03/01/11                                  2,640           3,121
   9.500% due 03/01/31                                    430             551
Hutchison Whampoa International 03/13, Ltd.
   6.500% due 02/13/13                                    170             171
Hutchison Whampoa International 03/33, Ltd.
   5.450% due 11/24/10                                    150             148
Inco, Ltd.
   7.750% due 05/15/12                                    220             255
   7.200% due 09/15/32                                    260             280
Intelsat, Ltd. (z)
   6.500% due 11/01/13                                    895             821
Jamaica Government International Bond
   10.625% due 06/20/17                                   835             831
Juniper CBO, Ltd.
   Series 1999-1A Class A1
   6.830% due 04/15/11                                    955             996
Korea Development Bank
   4.250% due 11/13/07                                    140             141
Korea Electric Power Corp.
   5.125% due 04/23/34                                    285             276
Mantis Reef, Ltd.
   4.692% due 11/14/08                                    385             383
Mexico Government International Bond
   9.875% due 02/01/10                                    100             123
   8.375% due 01/14/11 (z)                                170             196
   6.375% due 01/16/13                                    260             263
   8.125% due 12/30/19                                  2,400           2,610
   8.000% due 09/24/22                                    465             491

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.300% due 08/15/31                                  1,015           1,089
   7.500% due 04/08/33                                    600             594
Mizuho Financial Group Cayman, Ltd.
   5.790% due 04/15/14                                  3,535           3,505
Newcourt Credit Group, Inc. Series B
   6.875% due 02/16/05                                    245             255
Nexen, Inc.
   5.050% due 11/20/13                                    205             199
Oil Insurance, Ltd.
   5.150% due 08/15/33                                    915             923
Petro-Canada
   4.000% due 07/15/13                                     45              41
   5.350% due 07/15/33                                    160             138
Petroleos Mexicanos (z)
   9.500% due 09/15/27                                    235             269
Petroleum Geo-Services ASA (z)
   8.000% due 11/05/06                                    730             746
Poland Government International Bond
   4.750% due 10/27/24                                    750             688
Province of Quebec
   7.500% due 07/15/23                                  1,470           1,789
PTC International Finance II SA
   11.250% due 12/01/09                                   775             833
Ras Laffan Liquefied Natural Gas Co., Ltd.
   8.294% due 03/15/14                                    290             337
Royal Bank of Scotland Group PLC (p)(z)
   Series 1
   9.118% due 03/31/49                                  2,350           2,497
Royal KPN NV
   8.000% due 10/01/10                                  1,340           1,567
Santander Central Hispano Issuances, Ltd.
   7.625% due 09/14/10                                    455             527
Santander Financial Issuances
   6.800% due 07/15/05                                    155             163
   6.375% due 02/15/11                                    130             142
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    495             574
Sappi Papier Holding AG
   6.750% due 06/15/12                                    190             205
Shaw Communications, Inc.
   8.250% due 04/11/10                                    605             679
   7.200% due 12/15/11 (z)                                190             203
Singapore Telecommunications, Ltd.
   7.375% due 12/01/31                                    830             937
SingTel Optus Finance Pty, Ltd.
   8.125% due 06/15/09                                    465             538

                                                     Multistrategy Bond Fund  93

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Smurfit Capital Funding PLC
   6.750% due 11/20/05                                    950             979
South Street CBO, Ltd.
   Series 1999-1A Class A1
   7.160% due 07/01/11                                  1,230           1,080
Stora Enso Oyj (z)
   7.375% due 05/15/11                                    255             290
Systems 2001 AT LLC
   7.156% due 12/15/11                                    349             377
   6.664% due 09/15/13                                    470             513
Telecom Italia Capital SA
   5.250% due 11/15/13                                  1,015           1,001
   6.375% due 11/15/33                                    590             579
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    820             810
TELUS Corp.
   7.500% due 06/01/07                                    705             779
   8.000% due 06/01/11                                  2,020           2,343
TPSA Finance BV
   7.750% due 12/10/08                                    730             820
Tyco International Group SA
   6.375% due 10/15/11                                  1,840           1,938
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                  1,340           1,415
Weatherford International, Ltd.
   4.950% due 10/15/13                                    660             638
                                                                 ------------
                                                                       66,510
                                                                 ------------

Mortgage-Backed Securities - 33.4%
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A2
   3.520% due 11/10/38                                    520             505
Bank of America Alternative Loan Trust
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                  1,093           1,122
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                    665             678
Bank of America Mortgage Securities
   Series 2003-D Class 1A2
   3.428% due 05/25/33 (E)                                 61              61
   Series 2003-I Class 2A4
   3.828% due 10/25/33 (E)                                760             759
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                    386             395
   Series 2004-A Class 1A1
   3.488% due 02/25/34 (E)                                667             659

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-8 Class 4A1
   4.834% due 01/25/34                                  1,600           1,609
Cendant Mortgage Corp.
   Series 2002-4 Class A6
   6.500% due 07/25/32                                     87              87
Citicorp Mortgage Securities, Inc.
   Series 2001-12 Class M
   6.394% due 08/25/31                                    284             284
Conseco Finance (E)
   Series 2000-C Class A
   1.533% due 12/15/29                                    727             727
Countrywide Asset-Backed Certificates (E)
   Series 2000-2 Class AV1
   1.371% due 06/25/31                                     83              83
CS First Boston Mortgage Securities Corp.
   Series 2002-10 Class 2A1
   7.500% due 05/25/32                                    312             332
   Series 2002-18 Class 1AIO
   7.500% due 06/25/32                                  1,400              52
   Series 2002-22 Class 1AIO
   8.000% due 07/25/32                                  1,800              69
   Series 2002-30 Class 1A1
   7.500% due 11/25/32                                     15              16
   Series 2003-23 Class 5A1
   6.000% due 09/25/33                                      6               7
   Series 2003-23 Class 6A1
   6.500% due 09/25/33                                    902             939
   Series 2003-23 Class 7A1
   5.000% due 09/25/18                                    709             711
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                    700             728
   Series 2004-1 Class 2A2
   6.000% due 02/25/34                                  1,034           1,062
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                    320             338
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2003-3 Class 2A3
   4.500% due 10/25/33                                    420             422
Deutsche Mortgage Securities, Inc.
   Series 2004-2 Class A2
   3.080% due 01/25/34                                    480             475
DLJ Mortgage Acceptance Corp. (E)
   Series 1996-Q5 Class A1
   1.620% due 06/25/26                                     74              74

 94  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
   15 Year Gold TBA (o)
   4.500%                                               4,770           4,695
   5.000%                                              10,135          10,201
   6.500%                                               2,130           2,253
   30 Year Gold TBA (o)
   4.500%                                               2,325           2,183
   5.000%                                              14,220          13,730
   5.500%                                              12,700          12,632
   6.000%                                               5,665           5,794
   6.500%                                                 880             916
   12.000% due 2012                                         3               3
   12.000% due 2013                                        35              38
   12.000% due 2014                                        26              29
   11.000% due 2015                                        31              35
   6.000% due 2016                                        330             345
   10.000% due 2016                                        73              82
   12.000% due 2016                                        54              60
   12.500% due 2016                                         2               2
   5.000% due 2018                                      2,238           2,256
   8.000% due 2020                                        394             426
   11.000% due 2020                                       154             175
   10.500% due 2021                                        77              87
   8.500% due 2025                                         87              95
   7.000% due 2027                                        590             625
   8.500% due 2027                                        503             548
   7.500% due 2028                                        117             127
   6.500% due 2029                                        957             998
   7.500% due 2029                                        251             270
   6.500% due 2030                                         65              68
   7.500% due 2030                                        885             950
   7.820% due 2030                                         30              31
   8.000% due 2030                                        425             459
   8.500% due 2030                                        927           1,002
   7.000% due 2031                                      1,541           1,627
   7.500% due 2031                                      1,157           1,243
   8.000% due 2031                                        770             832
   6.500% due 2032                                      2,667           2,778
   7.000% due 2032                                        862             910
   7.500% due 2032                                      2,304           2,475
   5.000% due 2033                                      1,270           1,246
   5.500% due 2033                                      2,835           2,833
   6.000% due 2033                                        817             836
   6.500% due 2033                                      1,124           1,171
   7.500% due 2033                                        331             357
   5.000% due 2034                                      1,310           1,271
   Series 1991-1037 Class Z
   9.000% due 02/15/21                                    150             150
   Series 2000-2247 Class SC
   6.338% due 08/15/30                                    206              13

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2000-2266 Class F
   1.570% due 11/15/30                                    432             433
   Series 2002-2463 Class SJ
   6.900% due 03/15/32                                    859              85
   Series 2002-2517 Class PT
   5.000% due 10/15/26                                  1,493           1,499
   Series 2003-2564 Class IM
   5.000% due 09/15/14                                  2,103             210
   Series 2003-2591 Class IQ
   5.000% due 06/15/17                                  3,159             330
   Series 2003-2613 Class DI
   5.500% due 05/15/27                                  3,461             300
   Series 2003-2649 Class IM
   7.000% due 07/15/33                                  1,393             262
Federal Home Loan Mortgage Corp. Interest Only
   STRIP Series 1998-191 Class IO
   8.000% due 01/01/28                                     96              21
   Series 1998-194 Class IO
   6.500% due 04/01/28                                    612             130
   Series 2001-212 Class IO
   6.000% due 05/01/31                                  1,001             214
   Series 2001-215 Class IO
   8.000% due 06/01/31                                    552             111
Federal Home Loan Mortgage Corp. Participation
   Certificate
   6.500% due 11/01/28                                    827             862
   6.500% due 09/01/29                                    192             200
   6.500% due 07/01/29                                    178             186
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2002-50 Class A3
   2.182% due 09/27/07                                    183             183
   Series 2003-54 Class 2AIO
   0.248% due 02/25/43                                 26,317             210
   Series 2003-54 Class 3AIO
   0.769% due 02/25/43                                 10,429             235
   Series 2003-58 Class 1A2
   3.108% due 05/25/35                                    440             440
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                  1,088           1,141
Federal Housing Authority
   7.430% due 07/01/22                                    868             886
Federal National Mortgage Association 15 Year
   TBA (o)
   4.000%                                               2,055           1,968

                                                     Multistrategy Bond Fund  95

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.500%                                              17,450          17,171
   5.000%                                               8,025           8,070
   5.500%                                              15,250          15,631
   30 Year TBA (o)
   4.500%                                                 845             789
   5.500%                                              33,980          33,876
   6.000%                                              19,920          20,372
   6.500%                                              19,135          19,911
   7.000%                                               7,950           8,404
   6.000% due 2009                                         26              28
   6.000% due 2013                                        442             462
   6.000% due 2014                                        205             215
   5.500% due 2016                                        230             236
   6.000% due 2016                                      3,266           3,408
   11.000% due 2016                                       225             261
   5.000% due 2017                                      3,733           3,761
   5.500% due 2017                                      5,974           6,136
   6.000% due 2017                                      3,670           3,830
   6.500% due 2017                                        276             293
   4.000% due 2018                                      1,209           1,165
   5.000% due 2018                                     25,139          25,315
   5.500% due 2018                                      1,591           1,634
   6.000% due 2018                                      1,349           1,407
   3.526% due 2023                                         74              76
   7.500% due 2024                                         21              22
   3.471% due 2026                                        658             679
   7.000% due 2026                                         65              69
   9.000% due 2026                                        129             144
   7.500% due 2027                                         41              44
   6.500% due 2029                                          5               5
   7.500% due 2029                                        306             328
   7.500% due 2030                                      1,264           1,352
   8.000% due 2030                                      1,365           1,477
   8.500% due 2030                                      2,718           2,937
   9.500% due 2030                                        246             277
   6.500% due 2031                                      1,600           1,671
   7.000% due 2031                                      1,530           1,617
   7.500% due 2031                                      1,981           2,119
   8.000% due 2031                                      1,841           1,991
   8.500% due 2031                                      2,069           2,234
   6.000% due 2032                                        932             954
   6.500% due 2032                                     18,972          19,759
   7.000% due 2032                                      6,410           6,800
   7.500% due 2032                                      1,197           1,281
   8.000% due 2032                                         14              15
   8.500% due 2032                                        211             228
   5.000% due 2033                                      1,344           1,309
   5.500% due 2033                                      2,322           2,318
   6.000% due 2033                                      4,976           5,095

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.500% due 2033                                      5,029           5,235
   4.246% due 2034                                      1,153           1,163
   5.000% due 2034                                      6,706           6,504
   5.000% due 2034                                      2,022           1,961
   5.500% due 2034                                      1,515           1,513
   6.000% due 2034                                        949             971
   2.634% due 2040                                      1,504           1,526
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  2,224           2,321
   Series 1997-68 Class SC - IO
   7.375% due 05/18/27                                    315              41
   Series 2001-4 Class SA - IO
   6.450% due 02/17/31                                    504              47
   Series 2002-50 Class SC - IO
   7.000% due 12/25/29                                    261              21
   Series 2003-16 Class NIO
   5.000% due 02/25/15                                  1,897             180
   Series 2003-25 Class IKO - IO
   7.000% due 04/25/33                                  1,244             179
   Series 2003-32 Class UIO
   6.000% due 05/25/33                                    950             130
   Series 2003-33 Class IA - IO
   6.500% due 05/25/33                                  1,350             254
   Series 2003-81 Class MJ - IO
   5.000% due 02/25/27                                    850             863
   Series 2003-82 Class IA - IO
   6.000% due 08/25/32                                  1,628             246
   Series 2003-82 Class WIO
   6.000% due 08/25/32                                    336              50
Federal National Mortgage Association Grantor
   Trust
   Series 1999-T2 Class A1
   7.500% due 01/19/39                                     95             102
Federal National Mortgage Association Interest
   Strip
   Series 1997-281 Class 2 - IO
   9.000% due 11/01/26                                    120              26
   Series 2000-306 Class IO
   8.000% due 05/01/30                                    160              33
   Series 2001-317 Class 2 - IO
   8.000% due 08/01/31                                    357              72
   Series 2002-320 Class 2 - IO
   7.000% due 03/01/32                                    106              24
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
   0.599% due 04/25/42                                 11,504             171
   Series 2002-W6 Class 2AIO
   0.351% due 06/25/42                                 10,255              95

 96  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                  5,400           5,395
   Series 2003-W19 Class 1A2
   3.471% due 11/25/33                                    938             944
   Series 2003-W6 Class 1A11
   2.115% due 10/25/42                                    159             159
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                    241             259
First Nationwide Trust (E)
   Series 2001-4 Class 3A5
   1.720% due 09/25/31                                    147             147
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                  1,230           1,346
Government National Mortgage Association
   Series 1999-27 Class SE - IO
   7.500% due 08/16/29 (E)                                312              35
   Series 1999-44 Class SA - IO
   7.450% due 12/16/29 (E)                                498              55
   Series 2001-46 Class SA - IO
   6.480% due 09/16/31 (E)                                184              12
   Series 2002-62 Class B
   4.763% due 01/16/25                                    325             327
   Series 2003-18 Class YI - IO
   5.500% due 03/20/33                                    693              70
   Series 2003-5 Class B
   4.486% due 10/16/25                                    795             788
Government National Mortgage Association I
   30 Year TBA (o)
   5.500%                                               2,005           2,005
   6.000%                                               2,995           3,070
   11.000% due 2009                                        18              20
   11.000% due 2010                                        79              88
   11.500% due 2010                                        14              16
   11.000% due 2013                                        21              23
   10.500% due 2015                                        62              70
   11.000% due 2015                                        15              18
   10.500% due 2016                                       178             202
   10.500% due 2017                                        39              45
   10.000% due 2020                                        63              71
   10.500% due 2021                                       111             129
   10.000% due 2022                                       141             158
   9.500% due 2023                                        620             698
   10.000% due 2025                                       196             227
   6.500% due 2028                                        348             364

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.500% due 2031                                        240             258
   6.500% due 2032                                      1,938           2,025
   5.500% due 2033                                        418             419
Government National Mortgage Association II
   30 Year TBA (o)
   5.500%                                                 815             814
   4.375% due 2023                                        242             245
   4.625% due 2023                                         80              82
   4.750% due 2023                                         50              51
   4.625% due 2024                                        370             380
   4.750% due 2024                                        387             397
   4.375% due 2025                                        761             766
   4.625% due 2025                                         37              38
   4.750% due 2025                                         27              28
   4.625% due 2026                                        185             189
   8.500% due 2026                                        169             186
   4.375% due 2027                                        310             313
   4.750% due 2027                                        444             454
   4.000% due 2029                                      1,384           1,395
GSR Mortgage Loan Trust
   Series 2004-2F Class 6A1
   7.000% due 01/25/34                                    426             446
MASTR Alternative Loans Trust
   Series 2003-2 Class 7A1
   7.000% due 12/25/32                                    233             239
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                    422             444
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                    772             800
   Series 2004-1 Class 2A1
   7.000% due 01/25/34                                    944             964
MASTR Asset Securitization Trust
   Series 2003-12 Class 3A5
   5.250% due 10/25/14                                    532             539
Merrill Lynch Mortgage Investors, Inc.
   Series 2003-WM1N Class N1
   7.000% due 11/25/33                                    101             102
Merrill Lynch Mortgage Trust
   Series 2002-MW1 Class J
   5.695% due 07/12/34                                    365             281
Nationslink Funding Corp.
   Series 1999-SL Class A4
   6.654% due 11/10/30                                    468             490
Nomura Asset Acceptance Corp.
   Series 2004-AP1 Class A2
   3.238% due 03/25/34                                    535             532

                                                     Multistrategy Bond Fund  97

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PNC Mortgage Securities Corp.
   Series 2000-4 Class CB2
   6.832% due 06/25/30                                    239             231
   Series 2000-4 Class CB3
   6.832% due 06/25/30                                    133             134
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   1.500% due 02/25/34                                    580             580
   Series 2004-CL1 Class 2A2
   1.500% due 02/25/19                                    163             163
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                    856             885
Residential Funding Mortgage
   Series 2004-S5 Class VA
   5.250% due 04/25/34                                    580             591
Salomon Brothers Mortgage Securities VII
   Series 1999-C1 Class J
   7.000% due 05/18/32                                    310             249
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   7.000% due 11/25/32                                    309             332
   Series 2003-33H Class 1A1
   5.500% due 10/25/33                                    948             940
Vendee Mortgage Trust
   Series 2000-1 Class 2G
   7.250% due 06/15/09                                    330             347
   Series 2002-1 Class 2IO
   0.245% due 08/15/31                                 28,560             281
Washington Mutual (E)
   Series 2002-AR9 Class 1A
   2.634% due 08/25/42                                  3,046           3,068
   Series 2003-AR4 Class A7
   3.950% due 05/25/33                                    310             309
   Series 2003-S1 Class A1
   5.000% due 04/25/33                                    415             416
Wells Fargo Mortgage Backed Securities Trust
   Series 2002-9 Class B1
   6.250% due 06/25/32                                    333             335
   Series 2003-K Class 2A5
   4.522% due 11/25/33                                    440             404
   Series 2003-M Class A1
   4.774% due 12/25/33                                    949             956
                                                                 ------------
                                                                      391,700
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Municipal Bonds - 1.7%
City of Chicago Illinois General Obligation
   Unlimited, weekly demand (u)
   5.000% due 01/01/35                                  2,600           2,545
City of Forsyth Montana Revenue Bonds (E)
   5.200% due 05/01/33                                    220             230
Clark County School District General Obligation
   Limited (u)
   5.000% due 06/15/10                                  2,600           2,838
Colorado Department of Transportation Revenue
   Bonds (u)
   5.000% due 12/15/13                                    885             961
County of Clark Nevada General Obligation
   Limited, weekly demand (u)
   5.000% due 06/01/32                                  1,900           1,895
Florida State Board Education General Obligation
   Unlimited, weekly demand
   5.000% due 06/01/31                                  1,500           1,505
Florida State Turnpike Authority Revenue Bonds
   (u)
   5.000% due 07/01/11                                    800             871
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   5.625% due 06/01/38                                    415             415
Lower Colorado River Authority Revenue Bonds,
   weekly demand (u)
   5.000% due 05/15/33                                    200             198
Metropolitan Transportation Authority Revenue
   Bonds, weekly demand (u)
   5.000% due 11/15/32                                    300             300
Metropolitan Washington Airports Authority
   Revenue Bonds, weekly demand
   5.000% due 10/01/34                                    410             395
New York State Environmental Facilities Corp.
   Revenue Bonds, weekly demand
   5.000% due 06/15/33                                    300             302
Orange County Sanitation District Certificate of
   Participation, weekly demand
   5.000% due 02/01/33                                    200             197

 98  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pennsylvania Higher Education Assistance Agency
   Revenue Bonds, weekly demand
   1.089% due 09/01/43                                    600             600
State of California General Obligation
   Unlimited, weekly demand
   5.000% due 02/01/33                                    270             255
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                  1,480           1,343
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                  1,295           1,318
State of Washington General Obligation
   Unlimited, weekly demand (u)
   5.000% due 01/01/27                                  2,000           2,005
State of Wisconsin Revenue Bonds (u)
   5.700% due 05/01/26                                    540             536
West Virginia Economic Development Authority
   Revenue Bonds (u)
   5.370% due 07/01/20                                    200             202
   6.070% due 07/01/26                                    655             653
                                                                 ------------
                                                                       19,564
                                                                 ------------

Non-US Bonds - 1.6%
Bank Nederlandse Gemeenten
   5.000% due 02/04/08                           AUD    1,350             942
BAT International Finance PLC
   4.875% due 02/25/09                           EUR      220             271
Bundesschatzanweisungen
   2.000% due 03/10/06                           EUR   11,180          13,316
Deutsche Bundesrepublik
   5.250% due 01/04/11                           EUR    1,565           2,038
Dexia Municipal Agency
   5.750% due 04/07/09                           NZD    1,525             927
France Telecom
   7.000% due 12/23/09                           EUR      100             137
General Motors Acceptance Corp.
   5.375% due 06/06/11                           EUR      920           1,106
Mexico Government International Bond Value
   Recovery Rights
   Zero Coupon (AE)
   Series B
   0.000% due 06/01/04                                  5,900              27
   Series C
   0.000% due 06/01/05                                  5,900             103
   Series D
   0.000% due 06/30/06                                  3,700              46
   Series E
   0.000% due 06/01/07                                  3,700              28

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Olivetti Finance NV
   5.875% due 01/24/08                           EUR      100             129
                                                                 ------------
                                                                       19,070
                                                                 ------------

Registered Investment Company Funds - 0.0%
Pacific Investment Management Co. Series High
   Yield Portfolio Institutional                       17,789             148
                                                                 ------------

United States Government Agencies - 0.4%
Federal Home Loan Mortgage Corp. (z)
   2.750% due 03/15/08                                  1,060           1,030
   5.125% due 11/07/13                                  1,700           1,673
Federal National Mortgage Association (z)
   4.375% due 03/15/13                                  1,270           1,226
Financing Corp. Principal Only STRIP
   0.000% due 12/06/18                                    385             167
   0.000% due 04/05/19                                  1,445             613
   0.000% due 09/26/19                                    990             407
Residual Funding Principal Only STRIP
   0.000% due 10/15/20                                    400             157
                                                                 ------------
                                                                        5,273
                                                                 ------------

United States Government Treasuries - 8.6%
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/07                                  1,558           1,680
   3.625% due 01/15/08 (z)                              1,250           1,376
   3.875% due 01/15/09 (z)                              3,178           3,564
   3.375% due 01/15/12 (z)                              1,678           1,861
   3.000% due 07/15/12 (z)                              5,807           6,277
   1.875% due 07/15/13                                    573             565
   2.000% due 01/15/14 (z)                              4,342           4,311
   3.875% due 04/15/29 (z)                              2,265           2,824
   3.375% due 04/15/32 (s)                                692             822
United States Treasury Note
   1.500% due 03/31/06                                    565             557
   4.625% due 05/15/06 (z)                              5,485           5,731
   3.500% due 11/15/06 (z)                              3,100           3,165
   4.375% due 05/15/07 (z)                              3,500           3,650
   6.000% due 08/15/09 (z)                              4,810           5,335

                                                     Multistrategy Bond Fund  99

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.500% due 02/15/10 (z)                              7,750           8,812
   5.000% due 08/15/11 (z)                              1,000           1,051
   3.875% due 02/15/13 (z)                              7,975           7,670
   4.250% due 08/15/13                                  3,880           3,815
   4.000% due 02/15/14 (z)                              2,370           2,277
   8.750% due 05/15/17 (z)                              5,630           7,698
   8.125% due 08/15/19 (z)                             10,425          13,746
   7.625% due 02/15/25 (z)                              2,500           3,221
   6.000% due 02/15/26 (z)                              5,500           5,948
   6.125% due 08/15/29 (z)                              3,725           4,113
   5.375% due 02/15/31                                  1,170           1,185
                                                                 ------------
                                                                      101,254
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $831,060)                                                       835,848
                                                                 ------------
COMMON STOCKS - 0.1%
Other Energy - 0.1%
Nexen, Inc.                                            63,900           1,633
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,612)                                                           1,633
                                                                 ------------
PREFERRED STOCKS - 0.5%
Consumer Discretionary - 0.0%
Cablevision Systems Corp.                               5,600             585
                                                                 ------------
Financial Services - 0.4%
Centaur Funding Corp.                               1,750,000           2,217
DG Funding Trust                                          191           2,053
                                                                 ------------
                                                                        4,270
                                                                 ------------

Utilities - 0.1%
TNP Enterprises, Inc.                                   5,321             615
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $5,072)                                                           5,470
                                                                 ------------

SHORT-TERM INVESTMENTS - 65.1%
ANZ Delaware, Inc. Discount Commercial Paper (y)
   1.040% due 07/06/04                                    300             299
ANZ Delaware, Inc. (y)
   1.025% due 05/20/04                                  6,600           6,596
   1.035% due 06/25/04                                  1,600           1,598
   1.060% due 07/19/04                                  1,900           1,895
ASIF II
   1.200% due 01/26/05                           JPY  125,000           1,140
Barclays US Fund (y)
   1.020% due 05/06/04                                  7,300           7,299

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Barclays US Funding, LLC. (c)(y)
   1.020% due 05/21/04                                    800             800
CBA Del Finance, Inc. Years 3 & 4 Commercial
   Paper (y)
   1.030% due 05/10/04                                  9,000           8,998
   1.030% due 05/21/04                                    900             899
   1.025% due 06/11/04 (c)                                200             200
Danske Corp. Commercial Paper (y)
   1.030% due 05/10/04                                  2,600           2,599
   1.020% due 05/12/04 (c)                                900             900
   1.025% due 05/19/04 (c)                                600             600
   1.025% due 06/18/04                                  6,000           5,992
European Investment Bank (y)
   1.020% due 05/10/04 (c)                              1,500           1,500
   1.010% due 05/25/04                                  2,400           2,398
Federal Home Loan Bank Discount Note (y)
   1.010% due 06/18/04                                 10,000           9,987
Federal Home Loan Bank System (z)
   4.125% due 01/14/05                                    600             611
Federal Home Loan Mortgage Corp. Discount Note
   (y)(z)
   1.005% due 07/20/04                                 10,000           9,966
Federal National Mortgage Association Discount
   Notes (y)
   0.020% due 05/04/04 (z)                             10,000           9,999
   1.020% due 05/05/04 (z)                              7,400           7,399
   1.000% due 06/01/04 (z)                              1,300           1,299
   1.005% due 06/09/04 (z)                             10,000           9,990
   1.050% due 06/15/04 (z)                              8,000           7,990
   1.020% due 06/23/04 (z)                              3,400           3,395
   1.025% due 06/30/04 (z)                              1,400           1,397
   1.694% due 07/01/04 (z)                                400             399
   1.020% due 07/07/04 (z)                             24,200          24,141
   1.045% due 07/14/04 (z)                              9,600           9,575
   1.015% due 07/14/04                                      1               1
   1.010% due 07/20/04                                  3,400           3,390
   1.062% due 07/21/04 (z)                             15,000          14,960
Ford Motor Credit Co.(y)
   1.870% due 09/03/04                                  2,300           2,303
Frank Russell Investment Company Money Market
   Fund                                           252,632,000         252,632
Frank Russell Investment Company Money Market
   Fund (N)                                       121,171,189         121,171
General Electric Capital Corp. Commercial Paper
   (y)
   1.040% due 05/11/04                                  7,000           6,998
   1.040% due 06/15/04                                  1,400           1,398
   1.040% due 06/17/04                                  1,100           1,099

 100  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   1.050% due 07/07/04                                    200             200
   1.040% due 07/08/04                                    700             698
General Motors Acceptance Corp. (E)
   1.580% due 07/20/04                                  1,600           1,600
   1.570% due 07/30/04                                  2,200           2,200
HBOS Treasury Services PLC (y)
   1.030% due 06/21/04                                 10,100          10,085
   1.055% due 07/16/04                                    300             299
Historic TW, Inc.
   7.975% due 08/15/04                                    225             229
International Bank for Reconstruction &
   Development
   4.750% due 12/20/04                           JPY   16,000             149
Italy Government International Bond
   5.000% due 12/15/04                           JPY   42,000             392
Kansai International Airport
   1.300% due 07/29/04                           JPY   28,000             254
KFW International Finance
   1.000% due 12/20/04                           JPY   38,000             346
Rabobank USA Financial Corp. (c)(y)
   1.030% due 05/10/04                                    800             800
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                  1,543              61
Royal Bank of Scotland (y)
   1.030% due 05/11/04 (c)                                300             300
   1.020% due 07/15/04                                  1,000             999
   1.050% due 07/14/04                                  6,700           6,683
State of California Notes
   2.000% due 06/16/04                                    500             501
State Street Securities Lending Quality Trust
   (N)                                            130,471,480         130,471
Svenska Handlsbn (y)
   1.025% due 05/24/04                                  1,200           1,199
UBS Finance, Inc. (y)
   1.020% due 06/03/04                                  3,500           3,497
   1.020% due 06/28/04                                  1,400           1,398
   1.040% due 07/06/04                                  3,600           3,591
   1.055% due 07/13/04                                  1,300           1,296
   1.070% due 07/15/04                                    600             598

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
US Bancorp/First Bank
   Series MTNJ
   6.875% due 12/01/04                                    850             876
United States Treasury Bill (y)
   1.080% due 05/06/04 (c)(z)                           6,700           6,700
   1.040% due 05/13/04 (z)                             14,200          14,195
   1.010% due 05/27/04 (z)                              2,100           2,098
   0.930% due 06/03/04 (c)(s)(z)                          300             300
   0.927% due 06/03/04 (s)(z)                             500             499
   2.291% due 06/03/04 (s)(z)                           1,225           1,224
   0.880% due 06/17/04 (c)(s)                              20              20
   0.885% due 06/17/04 (c)(s)                              70              70
   0.918% due 06/17/04 (c)(s)                             125             125
   2.263% due 07/15/04 (s)                                400             399
   1.486% due 09/23/04 (s)                                350             349
   0.980% due 09/30/04 (s)                                350             348
United States Treasury Note (z)
   6.000% due 08/15/04                                  1,800           1,825
   7.875% due 11/15/04                                 19,130          19,800
Westpac Capital Corp. (y)
   1.030% due 07/07/04                                  1,800           1,794
Westpac Trust Securities (y)
   1.040% due 05/25/04                                  1,100           1,099
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $763,490)                                                       763,380
                                                                 ------------
WARRANTS - 0.0%
Materials and Processing - 0.0%
Solutia, Inc. 2009 Warrants (AE)                          850              --
                                                                 ------------
Utilities - 0.0%
GT Group Telecom, Inc. 2010 Warrants (AE)                 676              --
                                                                 ------------

TOTAL WARRANTS
(cost $105)                                                                --
                                                                 ------------

TOTAL INVESTMENTS - 137.0%
(identified cost $1,601,339)                                        1,606,331

OTHER ASSETS AND LIABILITIES,
NET - (37.0%)                                                        (434,280)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,172,051
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  101

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                                                   UNREALIZED
                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                 $                $
---------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 12/04 (4)              978                4
   expiration date 03/05 (51)          12,409              (55)
   expiration date 06/05 (57)          13,804              (67)
   expiration date 09/05 (64)          15,438              (73)
   expiration date 12/05 (66)          15,866              (76)
   expiration date 03/06 (7)            1,678               (4)

Germany, Federal Republic 5
   Year Bonds
   expiration date 06/04 (147)         19,636              (49)

Germany, Federal Republic 10
   Year Bonds
   expiration date 06/04 (12)           1,641               (6)

United States Treasury Bonds
   expiration date 06/04 (92)           9,853             (281)

United States Treasury 2 Year
   Notes
   expiration date 06/04 (172)         36,558             (155)

United States Treasury 5 Year
   Notes
   expiration date 06/04 (24)           2,639              (58)

United States Treasury 10 Year
   Notes
   expiration date 06/04 (648)         71,604           (2,046)
   expiration date 09/04 (26)           2,836               (8)
Short Positions
10 Year Interest Rate Swap
   Futures
   expiration date 06/04 (9)              967               48
United States Treasury Bonds
   expiration date 06/04 (3)              321               24

United States Treasury 5 Year
   Notes
   expiration date 06/04 (189)         20,778              485

United States Treasury 10 Year
   Notes
   expiration date 06/04 (111)         12,266              306
                                                  ------------

Total Unrealized Appreciation
   (Depreciation) on Open
   Futures Contracts                                    (2,011)
                                                  ============

                                   NOTIONAL         MARKET
OPTIONS WRITTEN                     AMOUNT          VALUE
(NUMBER OF CONTRACTS)                 $               $
-------------------------------------------------------------
Euribor Futures
   Sept 2004 97.50 (EUR) Put
   (12)                               350,517              (1)
   Dec 2004 97.00 (EUR) Put
   (11)                               319,660              --

Eurodollar Futures
   June 2004 98.00 Put (36)             8,820              --

Swap Option Three Month LIBOR
   Oct 2004 6.00 Call (1)               7,200             (85)
   Oct 2004 3.80 Call (1)               5,700              (3)
   Nov 2004 3.14 Call (1)              12,560            (132)
   Oct 2004 6.00 Put (1)                7,200              (5)
   Nov 2004 6.70 Put (1)               26,800              (6)

United States Treasury Notes
   5 Year Futures
   Aug 2004 111.50 Call (10)            1,115              (4)
   Aug 2004 107.50 Put (15)             1,613             (13)

United States Treasury Notes
   10 Year Futures
   May 2004 116.00 Call (15)            1,740              --
   Aug 2004 114.00 Call (1)               114              --
   Aug 2004 115.00 Call (22)            2,530              (6)
   Aug 2004 115.00 Call (29)            3,335              (9)
   Aug 2004 108.00 Put (29)             3,132             (47)
                                                 ------------

Total Liability for Options
   Written
   (premiums received $501)                              (311)
                                                 ============

FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             173      EUR           144    05/10/04                 --
USD             173      EUR           144    05/10/04                 --
USD             109      JPY        11,962    05/18/04                 (1)
USD           1,307      JPY       141,398    05/18/04                (25)
EUR             192      USD           230    05/10/04                 --
EUR             225      USD           267    06/28/04                 (3)
EUR             227      USD           268    07/26/04                 (3)
EUR           8,330      USD         9,862    07/26/04                (97)
JPY         141,410      USD         1,304    05/18/04                 23
                                                           --------------

                                                                     (106)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 102  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Bear Stearns                                                    1 Month USD LIBOR-
   High Yield Index              Bear Stearns           1,760      BBA minus 0.10%           05/31/04                    (7)

Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers        3,380      BBA minus 0.52%           05/31/04                  (118)

Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers        2,790      BBA minus 0.50%           06/30/04                   (39)

Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers        3,180      BBA minus 0.60%           06/30/04                  (110)

Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers        4,350      BBA minus 0.59%           06/30/04                  (151)

Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers        4,980      BBA minus 0.45%           07/31/04                  (174)
                                                                                                           ----------------
                                                                                                                       (599)
                                                                                                           ================

INTEREST RATE SWAPS
-----------------------------------------------------------------------------------------------------------------------------------
                                 NOTIONAL                                                                                MARKET
             COUNTER              AMOUNT                                                           TERMINATION           VALUE
              PARTY                 $                  FUND RECEIVES           FUND PAYS               DATE                $
-------------------------------------------------   ------------------   --------------------   ----------------   ----------------
Barclay's               EUR                  4,600   4.000%               Six Month LIBOR            06/17/10                   (24)
Citigroup               EUR                    800   4.000%               Six Month LIBOR            06/17/10                    (4)
Goldman                 EUR                  6,200   4.000%               Six Month LIBOR            06/17/08                    68
Goldman                 EUR                  4,000   4.000%               Six Month LIBOR            06/17/10                   (21)
JP Morgan               EUR                    200   4.000%               Six Month LIBOR            06/17/10                    (1)
Merrill Lynch           EUR                  4,900   Six Month LIBOR      4.00%                      03/15/07                    83
Merrill Lynch           EUR                 23,400   4.000%               Six Month LIBOR            06/17/10                  (121)
UBS                     EUR                    200   4.000%               Six Month LIBOR            06/17/10                    (1)
                                                                                                                   ----------------

Total Market Value of Interest Rate Swaps premiums
   paid (received) - $467                                                                                                       (21)
                                                                                                                   ================

  See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  103

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 94.4%
Alabama - 1.7%
Birmingham Jefferson Civic Center Authority Special Tax (u)            425       5.250          01/01/05               436
City of Tuscaloosa Alabama General Obligation Unlimited                340       5.000          02/15/07               363
County of Baldwin Alabama General Obligation Unlimited (u)             545       5.000          02/01/14               584
County of Jefferson Alabama General Obligation Unlimited (u)           500       5.000          04/01/10               543
Courtland Industrial Development Board Revenue Bonds                   250       5.000          11/01/13               262
Huntsville Health Care Authority Revenue Bonds                         200       5.250          06/01/05               207
Marshall County Health Care Authority Revenue Bonds                    155       4.500          01/01/05               158
Marshall County Health Care Authority Revenue Bonds                    160       4.500          01/01/06               165
Mobile County Board of School Commissioners General
   Obligation Unlimited, weekly demand (u)                             375       5.000          03/01/12               402
                                                                                                              ------------
                                                                                                                     3,120
                                                                                                              ------------
Alaska - 0.6%
City of Anchorage Alaska General Obligation Unlimited,
   weekly demand (u)                                                   500       5.750          12/01/16               560
State of Alaska General Obligation Unlimited (u)                       595       5.250          07/15/11               658
                                                                                                              ------------
                                                                                                                     1,218
                                                                                                              ------------
Arizona - 3.8%
Arizona School Facilities Board Revenue Bonds                        1,200       5.000          07/01/13             1,303
Arizona State Transportation Board Revenue Bonds (u)                   500       5.750          07/01/04               504
Arizona State Transportation Board Revenue Bonds, weekly
   demand                                                              500       5.250          07/01/12               548
Maricopa County Pollution Control Corp.. Revenue Bonds (E)             200       2.900          06/01/35               196
Phoenix Civic Improvement Corp. Revenue Bonds (u)                      250       5.500          07/01/07               272
Phoenix Civic Plaza Building Corp. Revenue Bonds, weekly
   demand                                                            1,000       5.900          07/01/10             1,056
Pima County Unified School District No. 1 Tucson General
   Obligation Unlimited, semi-annual demand (u)                      1,000       4.750          07/01/14             1,045
Pima County Unified School District No. 12 Sunnyside General
   Obligation Unlimited (u)                                          1,015       4.500          07/01/07             1,080
Salt River Project Agricultural Improvement & Power District
   Revenue Bonds                                                       230       5.500          01/01/05               236
Salt River Project Agricultural Improvement & Power District
   Revenue Bonds                                                       270       5.500          01/01/05               278
State of Arizona Certificate of Participation (u)                      200       5.500          05/01/10               223
University of Arizona Revenue Bonds (u)                                430       5.000          06/01/06               456
                                                                                                              ------------
                                                                                                                     7,197
                                                                                                              ------------
Arkansas - 0.1%
Fayetteville Arkansas Revenue Bonds                                    105       3.200          06/01/07               105
                                                                                                              ------------
California - 8.1%
ABAG Finance Authority for Nonprofit Corps Certificate of
   Participation, weekly demand                                        600       5.700          08/15/14               630
California Health Facilities Financing Authority Revenue
   Bonds (E)                                                         1,500       4.950          07/01/26             1,510
California Housing Finance Agency Revenue Bonds, weekly
   demand (u)                                                          980       5.850          08/01/16             1,029
California State Department of Transportation Revenue Bonds
   (u)                                                               1,000       5.000          02/01/15             1,073
California State Department of Water Resources Revenue Bonds           250       5.500          05/01/10               276
California State Department of Water Resources Revenue Bonds
   (u)                                                                 500       5.250          05/01/11               549
California State Department of Water Resources Revenue Bonds
   (u)                                                               1,000       5.250          05/01/12             1,094
California Statewide Communities Development Authority
   Revenue Bonds (E)                                                 1,000       5.200          12/01/29             1,059
California Statewide Communities Development Authority
   Revenue Bonds (E)                                                   500       3.450          04/01/35               486
California Statewide Communities Development Authority
   Revenue Bonds (E)                                                   900       4.350          11/01/36               934
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand                                                     1,000       5.000          06/01/21               996

 104  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand                                                       665       5.250          06/01/16               675
Southern California Public Power Authority Revenue Bonds (u)           405       5.375          01/01/12               447
State of California General Obligation Unlimited                     1,000       6.600          02/01/10             1,145
State of California General Obligation Unlimited                     1,000       5.000          10/01/11             1,066
State of California General Obligation Unlimited                       550       5.000          02/01/12               579
State of California General Obligation Unlimited                     1,000       5.000          02/01/12             1,052
State of California General Obligation Unlimited, weekly
   demand                                                              500       5.250          02/01/14               528
                                                                                                              ------------
                                                                                                                    15,128
                                                                                                              ------------
Colorado - 1.0%
Colorado Department of Transportation Revenue Bonds (u)                265       6.000          06/15/08               298
Colorado Housing & Finance Authority Revenue Bonds (E)                 120       6.300          08/01/16               124
Colorado Housing & Finance Authority Revenue Bonds,
   semi-annual demand                                                  170       6.300          08/01/12               177
Colorado Housing & Finance Authority Revenue Bonds, weekly
   demand                                                              115       7.250          04/01/10               118
Colorado Housing & Finance Authority Revenue Bonds, weekly
   demand                                                               65       6.700          10/01/16                68
Denver Health & Hospital Authority Revenue Bonds                     1,000       5.000          12/01/04             1,018
                                                                                                              ------------
                                                                                                                     1,803
                                                                                                              ------------
Delaware - 0.6%
Delaware State Economic Development Authority Revenue Bonds            825       6.500          01/01/08               899
Delaware State Economic Development Authority Revenue Bonds,
   semi-annual demand (E)(u)                                           250       4.900          05/01/26               268
                                                                                                              ------------
                                                                                                                     1,167
                                                                                                              ------------
District of Columbia - 1.7%
District of Columbia Certificate of Participation (u)                  500       5.250          01/01/08               541
District of Columbia General Obligation Unlimited (u)                   70       5.500          06/01/09                78
District of Columbia General Obligation Unlimited (u)                  930       5.500          06/01/09             1,032
District of Columbia General Obligation Unlimited, weekly
   demand (pre-refunded 6/1/2006) (ae)                                 800       6.375          06/01/16               890
District of Columbia Revenue Bonds Zero Coupon (u)                     400       0.000          07/01/05               390
District of Columbia Tobacco Settlement Financing
   Corporation Revenue Bonds                                           200       5.200          05/15/08               201
                                                                                                              ------------
                                                                                                                     3,132
                                                                                                              ------------
Florida - 6.8%
City of Tallahassee Florida Revenue Bonds (u)                          500       5.000          10/01/11               546
County of Escambia Florida Revenue Bonds, weekly demand (u)            740       5.250          10/01/14               802
County of Hillsborough Florida Revenue Bonds, semi-annual
   demand                                                              120       6.200          12/01/08               130
Escambia County Health Facilities Authority Revenue Bonds            1,000       5.000          11/15/06             1,069
First Governmental Financing Commission Revenue Bonds (u)            1,555       5.500          07/01/14             1,741
Florida State Board of Education General Obligation
   Unlimited                                                         1,000       6.500          06/01/07             1,124
Florida State Division of Bond Finance Revenue Bonds (u)               500       5.750          07/01/06               540
Florida Water Pollution Control Financing Corp. Revenue
   Bonds, weekly demand                                                500       5.500          01/15/12               554
Hillsborough County Educational Facilities Authority Revenue
   Revenue Bonds, semi-annual demand (u)                               915       5.750          04/01/18               981
JEA Revenue Bonds                                                    1,500       5.000          10/01/09             1,632
Martin County Health Facilities Authority Revenue Bonds                200       5.250          11/15/08               210
North Miami Florida Revenue Bonds (u)                                1,325       5.000          04/01/10             1,439
Orlando Utilities Commission Revenue Bonds                           1,225       5.900          10/01/08             1,381

                                                       Tax Exempt Bond Fund  105

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
State of Florida General Obligation Unlimited, weekly demand
   (pre-refunded 7/1/2005) (ae)                                        500       5.800          07/01/18               531
                                                                                                              ------------
                                                                                                                    12,680
                                                                                                              ------------
Georgia - 3.9%
City of Atlanta Georgia Revenue Bonds (u)                            1,000       5.500          11/01/14             1,122
Columbia County Georgia Revenue Bonds (u)                              750       6.000          06/01/20               866
Dalton Georgia Revenue Bonds (u)                                       500       5.750          01/01/09               559
Fulton County Development Authority Revenue Bonds                      500       5.750          11/01/11               572
Georgia Municipal Electric Authority Revenue Bonds (u)                 850       6.250          01/01/17             1,004
Georgia State Road & Tollway Authority Revenue Bonds                   590       5.250          03/01/11               654
Private Colleges & Universities Authority Revenue Bonds                 55       6.000          06/01/04                55
Private Colleges & Universities Authority Revenue Bonds                 70       6.000          06/01/05                72
State of Georgia General Obligation Unlimited                        1,000       5.750          08/01/08             1,121
State of Georgia General Obligation Unlimited                          600       6.500          12/01/09               703
State of Georgia General Obligation Unlimited                          500       5.250          05/01/11               554
                                                                                                              ------------
                                                                                                                     7,282
                                                                                                              ------------
Hawaii - 1.4%
Honolulu City & County Hawaii General Obligation Unlimited
   (u)                                                               1,000       5.000          07/01/14             1,075
Kauai County Hawaii General Obligation Unlimited, weekly
   demand (pre-refunded 8/1/2010) (u)(ae)                              375       6.250          08/01/19               439
State of Hawaii General Obligation Unlimited (u)                     1,000       5.750          01/01/10             1,125
                                                                                                              ------------
                                                                                                                     2,639
                                                                                                              ------------
Illinois - 6.7%
Chicago Metropolitan Water Reclamation District-Greater
   Chicago General Obligation Unlimited                              2,000       6.500          12/01/07             2,265
City of Chicago Illinois General Obligation Unlimited,
   weekly demand (u)                                                   750       6.000          01/01/11               851
City of Chicago Illinois Tax Allocation Zero Coupon (u)                700       0.000          12/01/07               632
Cook County Community Consolidated School District No.
   15-Palatine General Obligation Limited Zero Coupon (u)            1,000       0.000          12/01/11               728
Cook County Community Consolidated School District No.
   15-Palatine General Obligation Limited Zero Coupon (u)            2,235       0.000          12/01/13             1,454
Illinois Educational Facilities Authority Revenue Bonds                450       3.350          03/01/34               441
Illinois Finance Authority General Obligation Unlimited Zero
   Coupon (u)                                                          400       0.000          01/01/10               320
Illinois Finance Authority Revenue Bonds, weekly demand
   (pre-refunded 7/1/2006) (ae)                                        420       7.375          07/01/21               477
Illinois Health Facilities Authority Revenue Bonds                   1,000       5.250          09/01/04             1,009
Illinois Health Facilities Authority Revenue Bonds                     440       4.000          10/01/04               444
Illinois Health Facilities Authority Revenue Bonds (u)               1,420       5.500          08/15/05             1,489
Illinois Health Facilities Authority Revenue Bonds (u)                 240       5.500          08/01/07               262
Lake County Community Unit School District No. 116-Round
   Lake General Obligation Unlimited (u)                               400       7.600          02/01/14               515
Lake County Forest Preservation District General Obligation
   Unlimited Zero Coupon                                             1,215       0.000          12/01/07             1,096
Macon County & Decatur Illinois Certificate of Participation
   (u)                                                                 425       6.500          01/01/05               440
                                                                                                              ------------
                                                                                                                    12,423
                                                                                                              ------------
Indiana - 3.3%
Allen County Jail Building Corp. Revenue Bonds                         300       5.750          10/01/09               337
City of Indianapolis Indiana Revenue Bonds (u)                         450       5.000          10/01/06               482

 106  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Columbus Multi School Building Corp. Indiana Revenue Bonds
   (u)                                                                 450       5.000          01/10/10               488
Franklin Township School Building Corp./Marion County
   Indiana Revenue Bonds                                               500       5.750          07/15/06               542
Indiana Health Facility Financing Authority Revenue Bonds               90       4.500          02/15/05                91
Indiana Health Facility Financing Authority Revenue Bonds              560       5.375          12/01/08               617
Indiana Health Facility Financing Authority Revenue Bonds            1,000       5.500          11/15/10             1,094
Indiana Health Facility Financing Authority Revenue Bonds
   (pre-refunded 11/1/2007) (E)(ae)                                  1,290       5.000          11/01/26             1,375
Indiana Housing Finance Authority Revenue Bonds, weekly
   demand                                                              375       6.600          07/01/05               378
Indiana University Revenue Bonds, weekly demand                        500       5.750          08/01/10               558
Lawrenceburg Indiana Revenue Bonds (E)                                 225       2.625          10/01/19               223
                                                                                                              ------------
                                                                                                                     6,185
                                                                                                              ------------
Iowa - 0.2%
Iowa Finance Authority Revenue Bonds                                   290       6.000          07/01/10               323
                                                                                                              ------------
Kansas - 2.8%
Butler & Sedgwick Counties Unified School District No. 385
   Andover General Obligation Unlimited (u)                            500       5.000          09/01/09               545
Kansas Development Finance Authority Revenue Bonds                   1,000       5.500          11/01/11             1,127
Kansas Development Finance Authority Revenue Bonds (u)                 150       5.000          08/01/10               163
Kansas Development Finance Authority Revenue Bonds (u)               1,000       5.000          08/01/13             1,083
Kansas State Department of Transportation Revenue Bonds                500       7.250          03/01/05               524
Kansas State Department of Transportation Revenue Bonds,
   weekly demand (E)                                                   700       1.050          09/01/20               700
La Cygne Kansas Revenue Bonds, weekly demand (E)                     1,000       3.900          03/01/15             1,009
                                                                                                              ------------
                                                                                                                     5,151
                                                                                                              ------------
Louisiana - 0.7%
Jefferson Parish Hospital Service District No. 2 Revenue
   Bonds, annual demand (u)                                          1,000       5.250          12/01/15             1,055
Louisiana Energy & Power Authority Revenue Bonds (u)                   200       5.500          01/01/08               219
                                                                                                              ------------
                                                                                                                     1,274
                                                                                                              ------------
Massachusetts - 4.1%
Commonwealth of Massachusetts General Obligation Limited (u)         1,500       5.000          12/01/07             1,628
Commonwealth of Massachusetts General Obligation Limited,
   weekly demand (pre-refunded 2/1/2010) (ae)                          430       6.000          02/01/11               495
Commonwealth of Massachusetts General Obligation Limited,
   weekly demand (pre-refunded 10/1/2010) (ae)                       1,000       5.750          10/01/19             1,132
Commonwealth of Massachusetts General Obligation Unlimited           1,000       5.250          08/01/13             1,086
Massachusetts Bay Transportation Authority Revenue Bonds               500       6.000          03/01/06               537
Massachusetts Bay Transportation Authority Revenue Bonds             1,000       5.250          07/01/10             1,109
Massachusetts Development Finance Agency Revenue Bonds                 360       5.750          08/01/05               376
Massachusetts Development Finance Agency Revenue Bonds                 185       5.125          12/01/11               193
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                       215       4.500          10/01/05               221
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                       135       5.000          07/01/07               141
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                       145       5.000          07/01/09               154
Massachusetts State Port Authority Revenue Bonds                       200       6.000          07/01/06               216
Massachusetts State Port Authority Revenue Bonds                       125       5.250          07/01/07               135
Massachusetts State Port Authority Revenue Bonds                       150       5.750          07/01/10               168
                                                                                                              ------------
                                                                                                                     7,591
                                                                                                              ------------

                                                       Tax Exempt Bond Fund  107

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Michigan - 2.3%
Bishop International Airport Authority Revenue Bonds (u)               750       5.000          12/01/10               788
Ferndale Michigan General Obligation Unlimited, semi-annual
   demand (u)                                                          250       5.000          04/01/15               265
Kent Hospital Finance Authority Revenue Bonds                          250       5.250          01/15/07               265
Manistee Area Public Schools General Obligation Unlimited
   (u)                                                                 235       6.000          05/01/08               263
Michigan Municipal Bond Authority Revenue Bonds (u)                    665       5.000          05/01/13               718
Michigan Municipal Bond Authority Revenue Bonds, weekly
   demand (pre-refunded 10/1/2010) (ae)                                500       5.750          10/01/11               576
Michigan State Hospital Finance Authority Revenue Bonds              1,000       5.500          10/01/04             1,018
Michigan State Hospital Finance Authority Revenue Bonds (u)            250       5.000          05/15/07               268
Michigan State Hospital Finance Authority Revenue Bonds,
   weekly demand                                                       190       5.500          03/01/13               203
                                                                                                              ------------
                                                                                                                     4,364
                                                                                                              ------------
Minnesota - 0.6%
City of St. Cloud Minnesota Revenue Bonds (u)                          340       5.500          05/01/06               362
Minnesota Housing Finance Agency Revenue Bonds, weekly
   demand                                                              285       6.700          01/01/18               289
State of Minnesota General Obligation Unlimited                        500       6.000          08/01/05               528
                                                                                                              ------------
                                                                                                                     1,179
                                                                                                              ------------
Mississippi - 0.8%
State of Mississippi General Obligation Unlimited                      300       5.375          07/01/17               331
State of Mississippi General Obligation Unlimited                    1,000       6.000          11/01/08             1,128
                                                                                                              ------------
                                                                                                                     1,459
                                                                                                              ------------
Missouri - 0.4%
Jackson County Reorganized School District No. 7 General
   Obligation Unlimited (u)                                            250       4.375          03/01/11               262
Missouri Housing Development Commission Revenue Bonds                  240       4.350          12/01/07               248
Southeast Missouri State University Revenue Bonds (u)                  250       5.625          04/01/10               281
                                                                                                              ------------
                                                                                                                       791
                                                                                                              ------------
Montana - 0.6%
Montana State Board of Regents Revenue Bonds (u)                       500       4.750          05/15/13               529
Montana State Board of Regents Revenue Bonds (u)                       500       4.750          05/15/14               525
                                                                                                              ------------
                                                                                                                     1,054
                                                                                                              ------------
Nebraska - 0.6%
Nebraska Public Power District Revenue Bonds (u)                     1,000       5.000          01/01/11             1,085
                                                                                                              ------------
Nevada - 1.2%
Clark County School District General Obligation Limited,
   weekly demand (E)(u)                                                670       5.250          06/15/10               730
Clark County School District General Obligation Limited,
   weekly demand (pre-refunded 6/15/2009) (u)(ae)                      330       5.250          06/15/10               366
Henderson Nevada General Obligation Limited (u)                        475       6.000          06/01/06               515
Truckee Meadows Water Authority Revenue Bonds (u)                      500       5.500          07/01/11               561
                                                                                                              ------------
                                                                                                                     2,172
                                                                                                              ------------
New Hampshire - 0.5%
New Hampshire Health & Education Facilities Authority
   Revenue Bonds                                                       325       4.600          10/01/07               338
New Hampshire Health & Education Facilities Authority
   Revenue Bonds                                                       225       6.500          07/01/10               228
New Hampshire Health & Education Facilities Authority
   Revenue Bonds                                                       350       5.000          07/01/14               358
                                                                                                              ------------
                                                                                                                       924
                                                                                                              ------------

 108  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
New Jersey - 3.6%
City of Trenton New Jersey General Obligation Unlimited (u)            790       4.000          01/15/12               804
New Jersey State Educational Facilities Authority Revenue
   Bonds                                                             1,000       5.750          09/01/10             1,131
New Jersey State Housing & Mortgage Finance Agency Revenue
   Bonds (u)                                                         1,000       4.300          11/01/07             1,060
New Jersey State Transit Corporation Certificate of
   Participation (u)                                                 1,350       5.500          09/15/07             1,482
New Jersey State Turnpike Authority Revenue Bonds (u)                  500       5.500          01/01/09               553
New Jersey Transportation Trust Fund Authority Revenue Bonds         1,000       6.000          06/15/06             1,083
New Jersey Transportation Trust Fund Authority Revenue Bonds           500       6.000          06/15/07               557
                                                                                                              ------------
                                                                                                                     6,670
                                                                                                              ------------
New Mexico - 0.9%
New Mexico Finance Authority Revenue Bonds, weekly demand
   (u)                                                                 500       5.000          04/01/15               528
New Mexico State Highway Commission Revenue Bonds                      570       5.500          06/15/06               612
Rio Rancho New Mexico Revenue Bonds (u)                                500       8.000          05/15/04               501
                                                                                                              ------------
                                                                                                                     1,641
                                                                                                              ------------
New York - 7.9%
City of New York New York General Obligation Unlimited               1,000       5.500          08/15/08             1,091
City of New York New York General Obligation Unlimited                 250       5.250          12/01/09               271
City of New York New York General Obligation Unlimited               1,000       5.500          08/01/09             1,094
City of New York New York General Obligation Unlimited                 730       5.000          06/01/10               778
City of New York New York General Obligation Unlimited                 200       5.000          08/01/14               208
City of New York New York General Obligation Unlimited,
   weekly demand                                                       130       5.000          08/01/10               139
City of New York New York General Obligation Unlimited,
   weekly demand                                                       125       5.750          08/01/11               137
City of New York New York General Obligation Unlimited,
   weekly demand                                                       235       5.250          11/01/12               252
Long Island Power Authority Revenue Bonds                              250       5.000          06/01/09               267
Metropolitan Transportation Authority Revenue Bonds                    500       5.300          07/01/05               523
New York City Municipal Water Finance Authority Revenue
   Bonds                                                             1,500       5.250          06/15/12             1,650
New York State Dormitory Authority Revenue Bonds                       375       6.000          08/15/04               380
New York State Dormitory Authority Revenue Bonds (u)                 1,900       7.000          07/01/09             2,103
New York State Dormitory Authority Revenue Bonds (E)(u)                650       5.250          11/15/29               704
New York State Environmental Facilities Corp. Revenue Bonds
   (u)                                                               1,000       6.000          06/15/12             1,158
New York State Urban Development Corp. Revenue Bonds                   225       5.125          07/01/15               235
New York State Urban Development Corp. Revenue Bonds                   500       5.250          01/01/21               541
Niagara County Industrial Development Agency Revenue Bonds
   (E)                                                                 350       5.550          11/15/24               361
Suffolk County Judicial Facilities Agency Revenue Bonds (u)            500       5.500          04/15/09               555
Tobacco Settlement Financing Authority Revenue Bonds, weekly
   demand                                                            1,000       5.500          06/01/10             1,032
Tobacco Settlement Financing Authority Revenue Bonds, weekly
   demand                                                              300       5.250          06/01/13               314
TSASC Inc. Revenue Bonds                                             1,000       5.500          07/15/13             1,003
                                                                                                              ------------
                                                                                                                    14,796
                                                                                                              ------------
North Carolina - 1.2%
North Carolina Eastern Municipal Power Agency Revenue Bonds            250       5.500          01/01/10               268
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds                                                               200       5.500          01/01/13               215
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds, semi-annual demand (u)                                     1,500       6.000          01/01/12             1,720
                                                                                                              ------------
                                                                                                                     2,203
                                                                                                              ------------
Ohio - 3.5%
Akron Bath Copley Joint Township Hospital District Revenue
   Bonds (u)                                                           520       4.125          11/15/13               526
Columbus Ohio General Obligation Limited                               585       5.250          01/01/11               646
County of Hamilton Ohio Revenue Bonds (u)                              250       6.000          12/01/05               267
Erie County Ohio Revenue Bonds                                         275       4.000          08/15/04               277

                                                       Tax Exempt Bond Fund  109

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Jackson Local School District Stark & Summit Counties
   General Obligation Unlimited Zero Coupon (u)                        500       0.000          12/01/07               455
Ohio State Building Authority Revenue Bonds                            575       5.750          04/01/08               639
Ohio State Building Authority Revenue Bonds (u)                        500       6.000          04/01/06               538
State of Ohio General Obligation Unlimited                             300       5.250          06/15/04               301
State of Ohio General Obligation Unlimited                             550       5.500          05/01/08               608
State of Ohio General Obligation Unlimited                           1,500       5.000          05/01/09             1,636
Steubenville Ohio Revenue Bonds                                        280       5.700          10/01/10               306
University of Cincinnati Revenue Bonds (u)                             300       5.500          06/01/08               332
                                                                                                              ------------
                                                                                                                     6,531
                                                                                                              ------------
Oklahoma - 1.0%
Grand River Dam Authority Revenue Bonds (u)                            250       5.000          06/01/12               272
Oklahoma Development Finance Authority Revenue Bonds                   275       5.000          10/01/13               281
Oklahoma Housing Finance Agency Revenue Bonds, weekly demand           195       7.600          09/01/15               209
Oklahoma Industries Authority Revenue Bonds, Series B, daily
   demand (E)(u)                                                     1,200       1.100          08/15/29             1,200
                                                                                                              ------------
                                                                                                                     1,962
                                                                                                              ------------
Oregon - 0.7%
Clackamas County School Distrist No. 62C Oregon City General
   Obligation Unlimited, weekly demand (pre-refunded
   6/15/2010) (ae)                                                     435       6.000          06/15/11               502
Oregon State Department of Administrative Services Revenue
   Bonds, weekly demand (u)                                            750       5.250          04/01/10               824
                                                                                                              ------------
                                                                                                                     1,326
                                                                                                              ------------
Pennsylvania - 2.1%
Allegheny County Port Authority Revenue Bonds, weekly demand
   (u)                                                                 250       5.500          03/01/17               271
City of Philadelphia Pennsylvania Revenue Bonds (u)                    500       6.750          08/01/05               532
City of Philadelphia Pennsylvania Revenue Bonds (u)                    500       5.500          07/01/07               546
City of Philadelphia Pennsylvania Revenue Bonds (u)                    750       5.250          08/01/13               820
Erie County Industrial Development Authority Revenue Bonds             180       5.300          04/01/12               194
Norwin School District General Obligation Unlimited, weekly
   demand (pre-refunded 4/1/2010) (u)(ae)                              250       6.000          04/01/20               288
Owen J. Roberts School District General Obligation Unlimited
   (u)                                                                 500       5.000          08/15/12               541
Sayre Health Care Facilities Authority Revenue Bonds, weekly
   demand                                                              750       5.300          12/01/12               782
                                                                                                              ------------
                                                                                                                     3,974
                                                                                                              ------------
Puerto Rico - 0.1%
Commonwealth of Puerto Rico General Obligation Unlimited (E)           200       6.000          07/01/13               222
                                                                                                              ------------
Rhode Island - 0.1%
Rhode Island Health & Educational Building Corp. Revenue
   Bonds                                                               150       5.750          08/15/10               159
                                                                                                              ------------
South Carolina - 1.4%
Richland-Lexington Airport District Revenue Bonds (u)                  250       5.000          01/01/06               263
Richland-Lexington Airport District Revenue Bonds (u)                  500       5.000          01/01/09               542
Richland-Lexington Airport District Revenue Bonds (u)                  440       5.000          01/01/10               476
Rock Hill South Carolina Revenue Bonds (u)                             250       5.000          01/01/10               272
South Carolina State Public Service Authority Revenue Bonds,
   weekly demand (u)                                                   375       5.500          01/01/11               415
Spartanburg County South Carolina Revenue Bonds (u)                    500       6.000          04/15/07               551
                                                                                                              ------------
                                                                                                                     2,519
                                                                                                              ------------

 110  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
South Dakota - 0.9%
Sioux Falls South Dakota Revenue Bonds (u)                             250       5.500          11/15/10               279
South Dakota State Building Authority Revenue Bonds (u)              1,330       5.000          09/01/12             1,435
                                                                                                              ------------
                                                                                                                     1,714
                                                                                                              ------------
Tennessee - 0.9%
County of Williamson Tennessee General Obligation Unlimited            500       6.000          03/01/06               538
Metropolitan Government Nashville & Davidson County Health &
   Educational Facility Board Revenue Bonds                            920       5.000          11/01/06               989
Metropolitan Government Nashville & Davidson County
   Tennessee Revenue Bonds (u)                                         180       5.250          01/01/13               197
                                                                                                              ------------
                                                                                                                     1,724
                                                                                                              ------------
Texas - 9.2%
Alvin Independent School District General Obligation
   Unlimited                                                           515       6.750          08/15/09               605
Alvin Independent School District General Obligation
   Unlimited                                                           545       6.750          08/15/10               648
Brazos River Authority Revenue Bonds (u)                               500       3.625          04/01/12               480
Brazos River Authority Revenue Bonds (E)                               220       5.400          10/01/29               231
Brazos River Harbor Navigation District Revenue Bonds (E)              220       4.750          05/15/33               227
City of Houston Texas Revenue Bonds (u)                                500       6.000          07/01/04               504
City of San Antonio Texas Revenue Bonds                              1,000       5.250          02/01/13             1,093
County of Harris Texas General Obligation Limited                    1,435       5.250          08/15/09             1,584
County of Harris Texas Revenue Bonds, annual demand (u)              1,000       5.000          08/15/21             1,078
Dallas Independent School District General Obligation
   Unlimited                                                         2,100       5.000          02/15/14             2,259
El Paso Independent School District General Obligation
   Unlimited                                                         1,000       5.375          08/15/09             1,108
Fort Bend County Industrial Development Corp. Revenue Bonds
   (E)                                                                 250       3.000          10/01/11               255
North Central Texas Health Facility Development Corp.
   Revenue Bonds (u)                                                 1,050       5.500          04/01/05             1,090
Port of Corpus Christi Authority of Nueces County Texas
   Revenue Bonds, weekly demand                                        385       5.350          11/01/10               395
Red River Texas Revenue Bonds, weekly demand (E)                       250       2.750          03/01/31               242
Round Rock Independent School District General Obligation
   Unlimited                                                         1,000       6.500          08/01/10             1,173
Round Rock Independent School District General Obligation
   Unlimited                                                           430       5.375          08/01/12               475
Round Rock Independent School District General Obligation
   Unlimited, weekly demand                                            750       6.500          08/01/11               876
Texas A & M University Revenue Bonds (E)                             1,000       5.000          07/01/08             1,087
Titus County Hospital District General Obligation Limited
   (u)                                                               1,000       5.000          08/15/13             1,071
University of Texas Permanent University Fund Revenue Bonds            420       5.000          07/01/09               457
Waco Health Facilities Development Corp. Revenue Bonds                 250       5.200          11/15/06               268
                                                                                                              ------------
                                                                                                                    17,206
                                                                                                              ------------
Utah - 1.0%
County of Utah Revenue Bonds                                           200       5.050          11/01/17               215
Intermountain Power Agency Revenue Bonds (u)                         1,400       6.500          07/01/10             1,632
                                                                                                              ------------
                                                                                                                     1,847
                                                                                                              ------------
Virginia - 1.8%
County of Fairfax Virginia Certificate of Participation,
   weekly demand                                                       200       5.750          04/15/13               221
Hampton Virginia Revenue Bonds                                         240       5.000          01/01/14               252
Middle River Regional Jail Authority Revenue Bonds, weekly
   demand (u)                                                        1,015       5.000          05/15/15             1,082
Peninsula Ports Authority Revenue Bonds (E)                            225       3.300          10/01/33               225
Prince William County Service Authority Revenue Bonds (u)              555       5.500          07/01/05               581
Virginia Commonwealth Transportation Board Revenue Bonds,
   weekly demand                                                       360       5.375          05/15/12               397

                                                       Tax Exempt Bond Fund  111

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Virginia Public Building Authority Revenue Bonds                       500       5.750          08/01/07               553
                                                                                                              ------------
                                                                                                                     3,311
                                                                                                              ------------
Washington - 1.6%
Clallam County Public Utility District No. 1 Revenue Bonds
   (u)                                                                 385       5.000          01/01/08               415
Kitsap County Washington General Obligation Limited, weekly
   demand (u)                                                          775       5.750          07/01/14               869
State of Washington General Obligation Unlimited                       500       6.500          07/01/04               504
Washington Public Power Supply System Revenue Bonds                    375       7.000          07/01/08               440
Washington Public Power Supply System Revenue Bonds                    625       7.000          07/01/08               724
                                                                                                              ------------
                                                                                                                     2,952
                                                                                                              ------------
West Virginia - 0.1%
West Virginia State Hospial Finance Authority Revenue Bonds            120       6.500          09/01/05               128
West Virginia State Hospial Finance Authority Revenue Bonds             30       6.500          09/01/05                32
                                                                                                              ------------
                                                                                                                       160
                                                                                                              ------------
Wisconsin - 1.9%
City of Madison Wisconsin Revenue Bonds                                280       4.875          10/01/27               293
Oconto Falls Public School District General Obligation
   Unlimited, weekly demand (pre-refunded 3/1/2011) (u)(ae)            750       5.750          03/01/13               854
State of Wisconsin General Obligation Unlimited                        625       5.125          11/01/11               683
Wisconsin Housing & Economic Development Authority Revenue
   Bonds, weekly demand                                                 50       6.850          11/01/12                50
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                        70       5.000          07/01/06                73
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds (u)                                                 1,425       5.000          12/01/10             1,543
                                                                                                              ------------
                                                                                                                     3,496
                                                                                                              ------------

TOTAL MUNICIPAL BONDS
(cost $171,869)                                                                                                    175,859
                                                                                                              ------------

SHORT-TERM INVESTMENTS - 4.0%
Frank Russell Tax Free Money Market Fund                         7,395,984                                           7,396
                                                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $7,396)                                                                                                        7,396
                                                                                                              ------------

TOTAL INVESTMENTS - 98.4%
(identified cost $179,265)                                                                                         183,255

OTHER ASSETS AND LIABILITIES, NET - 1.6%                                                                             2,989
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                186,244
                                                                                                              ============

See accompanying notes which are an integral part of the financial statements.

 112  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)


----------------------------------------------------------------------------
QUALITY RATINGS AS A % OF VALUE (Unaudited)
AAA                                                                  57%
AA                                                                   25
A                                                                     9
BBB                                                                   9
                                                                    ---
                                                                    100%
                                                                    ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE (Unaudited)
General Obligation                                                   36%
Healthcare Revenue                                                   15
Utility Revenue                                                      15
Other                                                                12
State & Community Lease                                               5
Universities                                                          5
Cash Equivalents                                                      4
Housing Revenue                                                       4
Pollution Control Revenue                                             2
Refunded & Special Obligation                                         2
                                                                    ---
                                                                    100%
                                                                    ===

  See accompanying notes which are an integral part of the financial statements.

                                                       Tax Exempt Bond Fund  113

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
COMMON STOCKS - 94.2%
Auto and Transportation - 2.9%
Burlington Northern Santa Fe
   Corp.                                 4,800             157
CSX Corp.                                3,100              95
Delphi Corp.                            65,900             672
FedEx Corp.                                300              22
General Motors Corp.                     1,200              57
Harley-Davidson, Inc.                  130,800           7,367
Lear Corp.                              17,500           1,061
Norfolk Southern Corp.                   5,100             121
Union Pacific Corp.                      3,300             194
United Parcel Service, Inc. Class
   B                                     8,600             603
                                                  ------------
                                                        10,349
                                                  ------------

Consumer Discretionary - 15.6%
Abercrombie & Fitch Co. Class A         17,200             541
Accenture, Ltd. Class A (AE)            22,800             542
Apollo Group, Inc. Class A (AE)         50,400           4,580
Bed Bath & Beyond, Inc. (AE)            44,200           1,641
Black & Decker Corp.                     1,300              75
Cintas Corp.                             1,200              54
eBay, Inc. (AE)                         97,000           7,743
Electronic Arts, Inc. (AE)               3,400             172
EW Scripps Co. Class A                   4,700             496
Fox Entertainment Group, Inc.
   Class A (AE)                         17,200             479
Gannett Co., Inc.                        9,700             841
Gap, Inc. (The)                         19,000             418
Gillette Co. (The)                      14,400             589
Home Depot, Inc.                       147,500           5,191
Jones Apparel Group, Inc.               38,400           1,405
Kohl's Corp. (AE)                       43,800           1,830
Krispy Kreme Doughnuts, Inc. (AE)       22,100             718
Leggett & Platt, Inc.                   60,600           1,370
Lowe's Cos., Inc.                       77,000           4,009
Ltd Brands                              38,862             802
Mattel, Inc.                            30,000             509
McDonald's Corp.                        24,300             662
Newell Rubbermaid, Inc.                 36,100             853
Nike, Inc. Class B                      12,800             921
Starbucks Corp. (AE)                    91,700           3,563
Target Corp.                            22,900             993
Tiffany & Co.                           28,800           1,123
Time Warner, Inc.                       13,775             232
Tribune Co.                             36,360           1,741
Viacom, Inc. Class B                    62,400           2,412
Wal-Mart Stores, Inc.                  104,400           5,951
Walt Disney Co.                         35,800             824

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Waste Management, Inc.                   8,600             244
Weight Watchers International,
   Inc. (AE)                            25,200             983
Wendy's International, Inc.              3,100             121
Yum! Brands, Inc. (AE)                   9,200             357
                                                  ------------
                                                        54,985
                                                  ------------

Consumer Staples - 8.0%
Altria Group, Inc.                      42,300           2,343
Clorox Co.                              13,600             704
Coca-Cola Co. (The)                    127,700           6,458
CVS Corp.                               28,100           1,086
Diageo PLC - ADR                        18,300             997
HJ Heinz Co.                            14,000             535
Kraft Foods, Inc. Class A               25,300             833
PepsiCo, Inc.                           53,600           2,921
Procter & Gamble Co.                    67,430           7,131
Sara Lee Corp.                         105,700           2,440
Systemco Corp.                           8,800             337
Walgreen Co.                            43,100           1,486
WM Wrigley Jr Co.                       19,300           1,191
                                                  ------------
                                                        28,462
                                                  ------------

Financial Services - 19.9%
Aflac, Inc.                              6,300             266
Allstate Corp. (The)                    41,500           1,905
AMBAC Financial Group, Inc.             27,250           1,880
American Express Co.                    19,700             964
American International Group,
   Inc.                                 51,200           3,668
Automatic Data Processing, Inc.         67,200           2,944
Bank of America Corp.                   55,667           4,481
Bank of New York Co., Inc. (The)        72,500           2,113
Capital One Financial Corp.             65,200           4,273
CarrAmerica Realty Corp. (o)             4,900             140
Cigna Corp.                             18,300           1,181
CIT Group, Inc.                         17,900             615
Citigroup, Inc.                        201,622           9,696
City National Corp.                        600              37
Compass Bancshares, Inc.                 6,900             265
Countrywide Financial Corp.             30,000           1,779
E*Trade Financial Corp. (AE)            21,300             242
Equity Office Properties Trust
   (o)                                     100               3
Fannie Mae                               4,900             337
Fifth Third Bancorp                     34,600           1,857
First Data Corp.                        81,400           3,695
Freddie Mac                             23,200           1,355
Goldman Sachs Group, Inc.                9,700             936
Greenpoint Financial Corp.              35,700           1,392
Hartford Financial Services
   Group, Inc.                           3,100             189

 114  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Hibernia Corp. Class A                   6,600             144
JP Morgan Chase & Co.                   34,200           1,286
Marsh & McLennan Cos., Inc.             34,900           1,574
MBIA, Inc.                              13,300             783
MBNA Corp.                              12,800             312
Merrill Lynch & Co., Inc.                3,600             195
Metlife, Inc.                            8,500             293
Moody's Corp.                           23,300           1,503
Morgan Stanley                          51,200           2,631
North Fork BanCorp., Inc. (z)            3,800             141
Piper Jaffray Cos. (AE)                    765              37
PNC Financial Services Group,
   Inc.                                 30,900           1,641
Prologis (o)                             5,900             174
Rouse Co. (The) (o)                      4,300             186
SouthTrust Corp.                        12,500             389
St Paul Travelers Cos., Inc.
   (The)                                15,650             636
State Street Corp.                      26,500           1,293
Sungard Data Systems, Inc. (AE)         12,700             331
SunTrust Banks, Inc.                    13,200             898
Synovus Financial Corp.                 54,400           1,299
Torchmark Corp.                         11,300             588
US Bancorp                             102,570           2,630
Wachovia Corp.                          25,000           1,144
Wells Fargo & Co.                       60,700           3,427
XL Capital, Ltd. Class A                10,300             786
                                                  ------------
                                                        70,534
                                                  ------------

Health Care - 13.6%
Abbott Laboratories                      7,200             317
Aetna, Inc.                             12,500           1,034
Allergan, Inc.                          25,400           2,236
AmerisourceBergen Corp.                    400              23
Amgen, Inc.                             60,800           3,421
Anthem, Inc. (AE)(z)                     8,100             717
Biomet, Inc.                             3,600             142
Boston Scientific Corp. (AE)             1,900              78
Eli Lilly & Co.                         42,400           3,130
Forest Laboratories, Inc. (AE)          13,800             890
Genentech, Inc. (AE)                    38,700           4,752
Genzyme Corp. (AE)                      27,000           1,176
Gilead Sciences, Inc. (AE)               2,400             146
Guidant Corp.                           31,600           1,991
HCA, Inc.                                8,100             329
Human Genome Sciences, Inc. (AE)         4,200              51
Johnson & Johnson                      143,246           7,740
Medtronic, Inc.                         56,200           2,836
Merck & Co., Inc.                       69,000           3,243
Oxford Health Plans                     10,800             588

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Pfizer, Inc.                           238,500           8,529
Sepracor, Inc. (AE)(z)                  14,400             688
Stryker Corp.                           19,000           1,880
Wyeth                                   60,700           2,311
                                                  ------------
                                                        48,248
                                                  ------------

Integrated Oils - 4.7%
BP PLC - ADR                            25,350           1,341
ChevronTexaco Corp.                     48,000           4,392
ConocoPhillips                          48,652           3,469
Exxon Mobil Corp.                      150,196           6,391
Unocal Corp.                            30,500           1,099
                                                  ------------
                                                        16,692
                                                  ------------

Materials and Processing - 3.0%
Air Products & Chemicals, Inc.          14,500             722
Alcan, Inc.                             15,200             611
Alcoa, Inc.                             19,456             598
Archer-Daniels-Midland Co.               9,400             165
Avery Dennison Corp.                    23,800           1,529
Bowater, Inc.                            7,400             310
Dow Chemical Co. (The)                  22,400             889
Eastman Chemical Co.                     9,300             396
EI Du Pont de Nemours & Co.             34,800           1,495
Georgia-Pacific Corp.                    2,900             102
Lyondell Chemical Co.                   27,300             446
Masco Corp.                             17,500             490
Monsanto Co.                            12,809             443
PPG Industries, Inc.                    12,400             735
Temple-Inland, Inc.                      5,800             358
United States Steel Corp.               43,000           1,231
                                                  ------------
                                                        10,520
                                                  ------------

Miscellaneous - 4.7%
3M Co.                                   1,600             138
Fortune Brands, Inc.                     2,000             153
General Electric Co.                   318,500           9,539
Honeywell International, Inc.           34,200           1,183
Johnson Controls, Inc.                  12,200             669
SPX Corp.                                1,000              44
Textron, Inc.                           30,000           1,655
Tyco International, Ltd.               126,534           3,473
                                                  ------------
                                                        16,854
                                                  ------------

Other Energy - 0.7%
Anadarko Petroleum Corp.                22,900           1,227
Devon Energy Corp.                       6,800             416
Dynegy, Inc. Class A (z)                11,100              44

                                                 Tax-Managed Large Cap Fund  115

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Pride International, Inc. (AE)           3,600              61
Rowan Cos., Inc.                        10,700             239
Valero Energy Corp.                      1,900             121
Williams Cos., Inc.                     50,200             517
                                                  ------------
                                                         2,625
                                                  ------------

Producer Durables - 3.8%
Boeing Co. (The)                         9,400             401
Cooper Industries, Ltd. Class A         14,200             780
Emerson Electric Co.                    41,400           2,493
Illinois Tool Works, Inc.               17,400           1,500
Ingersoll-Rand Co. Class A              11,700             755
Koninklijke Philips Electronics
   NV                                   43,500           1,166
Lexmark International, Inc. (AE)         2,200             199
Lockheed Martin Corp.                   38,700           1,846
Northrop Grumman Corp.                  17,700           1,757
Novellus Systems, Inc. (AE)              6,000             174
Pitney Bowes, Inc.                      12,000             525
United Technologies Corp.               21,300           1,837
                                                  ------------
                                                        13,433
                                                  ------------

Technology - 12.3%
Altera Corp. (AE)                       57,300           1,147
Analog Devices, Inc.                     5,800             247
Cisco Systems, Inc. (AE)               281,400           5,873
Computer Sciences Corp.                 14,000             573
Corning, Inc.                           18,000             199
Dell, Inc. (AE)                        156,100           5,418
EMC Corp.                                8,200              92
Hewlett-Packard Co.                     87,700           1,728
Intel Corp.                            107,700           2,771
International Business Machines
   Corp.                                50,900           4,488
Juniper Networks, Inc. (AE)(z)          11,300             247
Linear Technology Corp.                 66,800           2,380
Maxim Integrated Products                3,600             166
Mercury Interactive Corp. (AE)           1,200              51
Micron Technology, Inc.                 21,300             290
Microsoft Corp.                        365,500           9,492
NCR Corp. (AE)                          13,200             590
Oracle Corp. (AE)                       31,200             350
Qualcomm, Inc.                          57,700           3,604
Raytheon Co.                            13,200             426
Red Hat, Inc. (AE)                      73,800           1,676
Sun MicroSystems, Inc. (AE)             28,900             113

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Tellabs, Inc. (AE)                      11,200              98
Xilinx, Inc.                            45,800           1,540
                                                  ------------
                                                        43,559
                                                  ------------

Utilities - 5.0%
AT&T Wireless Services, Inc. (AE)       46,400             641
BellSouth Corp.                          6,100             157
Cinergy Corp.                           28,300           1,074
Comcast Corp. Class A                      900              26
Comcast Corp. Special Class A           11,533             347
Consolidated Edison, Inc.                  500              21
Constellation Energy Group, Inc.         1,100              42
Edison International                    24,300             569
Entergy Corp.                           21,700           1,185
FirstEnergy Corp.                        2,500              98
Nextel Communications, Inc. Class
   A (AE)                               15,400             367
PG&E Corp.                              60,000           1,651
Pinnacle West Capital Corp.             22,300             871
PPL Corp.                               28,800           1,234
Puget Energy, Inc.                      36,600             804
SBC Communications, Inc.                76,700           1,910
SCANA Corp.                             34,690           1,193
Sprint Corp.-FON Group                   7,700             138
TXU Corp.                                4,800             164
Verizon Communications, Inc.           111,018           4,190
Wisconsin Energy Corp.                  21,700             681
Xcel Energy, Inc.                       17,300             288
                                                  ------------
                                                        17,651
                                                  ------------

TOTAL COMMON STOCKS
(cost $264,527)                                        333,912
                                                  ------------

PREFERRED STOCKS - 0.5%
Consumer Discretionary - 0.5%
News Corp., Ltd. - ADR                  43,900           1,482
                                                  ------------

TOTAL PREFERRED STOCKS
(cost $1,438)                                            1,482
                                                  ------------

SHORT-TERM INVESTMENTS - 5.5%
Frank Russell Investment Company
   Money Market Fund                15,884,000          15,884
Frank Russell Investment Company
   Money Market Fund (N)               928,607             929
State Street Securities Lending
   Quality Trust (N)                   999,881           1,000

 116  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
United States Treasury Bill
   (y)(s)
   0.930% due 06/10/04                   1,500           1,498
                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $19,311)                                          19,311
                                                  ------------
TOTAL INVESTMENTS - 100.2%
(identified cost $285,276)                             354,705
OTHER ASSETS AND LIABILITIES
NET - (0.2%)                                              (577)
                                                  ------------

NET ASSETS - 100.0%                                    354,128
                                                  ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
S&P 500 E-Mini Index
   expiration date 06/04 (113)                              6,249               (118)
S&P 500 Index
   expiration date 06/04 (43)                              11,891               (123)
                                                                     ---------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (241)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                 Tax-Managed Large Cap Fund  117

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
COMMON STOCKS - 95.2%
Auto and Transportation - 4.7%
Aftermarket Technology Corp. (AE)        7,600             115
ArvinMeritor, Inc.                      14,100             292
Autoliv, Inc.                            4,800             204
Bandag, Inc.                             3,000             131
CNF, Inc.                                6,300             230
Genesee & Wyoming, Inc. Class A
   (AE)                                 32,450             748
JB Hunt Transport Services, Inc.         5,700             180
Keystone Automotive Industries,
   Inc. (AE)                             5,400             140
Kirby Corp.                              5,700             197
Lear Corp.                               3,300             200
Marten Transport, Ltd. (AE)              3,500              61
Modine Manufacturing Co.                 3,000              83
Old Dominion Freight Line (AE)           1,300              48
Oshkosh Truck Corp.                      8,900             456
Overnite Corp.                          22,100             530
Overseas Shipholding Group               5,200             170
Pacer International, Inc. (AE)          13,300             250
Pinnacle Airlines Corp. (AE)             6,400              91
Quantum Fuel Systems Technologies
   Worldwide, Inc. (AE)                 37,500             228
RailAmerica, Inc.                       20,500             251
Skywest, Inc.                           12,400             226
Thor Industries, Inc.                    8,400             234
USF Corp.                                1,900              63
Wabash National Corp.                    9,100             231
Winnebago Industries                     5,600             161
Yellow Roadway Corp.                     3,386             115
                                                  ------------
                                                         5,635
                                                  ------------

Consumer Discretionary - 23.7%
Aaron Rents, Inc.                        7,700             223
Activision, Inc. (AE)                   31,400             473
Advance Auto Parts (AE)                  5,400             233
Aeropostale, Inc. (AE)                  13,500             297
AMC Entertainment, Inc.                  9,300             148
America's Car Mart, Inc. (AE)            5,900             153
AnnTaylor Stores Corp. (AE)              5,900             239
Applebees International, Inc.            6,300             244
aQuantive, Inc. (AE)(z)                 15,900             160
Aramark Corp. Class B                    9,000             257
Aztar Corp. (AE)                         9,200             238
Barnes & Noble, Inc. (AE)                8,400             251
Big 5 Sporting Goods Corp. (AE)         22,700             563
Bob Evans Farms, Inc.                    4,600             141
Boca Resorts, Inc. Class A (AE)         11,800             207

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Boyd Gaming Corp.                       14,400             338
Bright Horizons Family Solutions,
   Inc. (AE)                             3,700             164
Brookstone, Inc. (AE)                   22,500             448
Buffalo Wild Wings, Inc. (AE)(z)         8,100             269
Career Education Corp. (AE)              7,200             461
CEC Entertainment, Inc. (AE)             9,300             318
Central European Distribution
   Corp. (AE)(z)                         7,400             227
Choice Hotels International, Inc.        3,700             166
Cole National Corp. Class A
   (AE)(z)                               3,800              97
Corinthian Colleges, Inc. (AE)           9,600             294
Corrections Corp. of America             8,900             324
Deckers Outdoor Corp. (AE)(z)            4,400             118
Education Management Corp. (AE)          5,600             199
Electronics Boutique Holdings
   Corp. (AE)(z)                         3,700             100
Estee Lauder Cos., Inc. (The)
   Class A                              13,800             631
Fisher Scientific International          8,800             515
Fox Entertainment Group, Inc.
   Class A (AE)                         16,900             471
Furniture Brands International,
   Inc.                                  4,400             124
GameStop Corp. Class A (AE)             19,200             338
Gaylord Entertainment Co.               17,300             542
Gevity HR, Inc.                          4,300              95
GTECH Holdings Corp.                    12,700             774
Harman International Industries,
   Inc.                                  3,300             250
Hearst-Argyle Television, Inc.
   Class C                               9,400             247
Hibbett Sporting Goods, Inc. (AE)        1,800              44
Ihop Corp.                               3,000             111
Insight Enterprises, Inc. (AE)           8,700             146
Jack in the Box, Inc. (AE)               9,000             244
Jarden Corp. (AE)                       15,750             586
JOS A Bank Clothiers, Inc.
   (AE)(z)                               2,400              76
Kellwood Co.                             3,400             134
Landry's Restaurants, Inc.               8,000             268
Liberty Media Corp. Class A (AE)       277,924           3,039
LKQ Corp. (AE)                           7,100             126
Mandalay Resort Group (z)               12,100             695
Manpower, Inc.                          10,300             483
Marvel Enterprises, Inc. (AE)(z)        12,000             228
MGM Mirage                               5,500             252
Monro Muffler, Inc. (AE)                 6,000             143
MPS Group, Inc. (AE)                    16,100             176
MSC Industrial Direct Co. Class A       16,600             476
Navigant Consulting, Inc. (AE)          10,100             177
Neiman-Marcus Group, Inc. Class A        4,400             214
Nordstrom, Inc.                          1,800              64
Outback Steakhouse, Inc.                 5,100             224

 118  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
PDI, Inc. (AE)                           3,100              79
Petco Animal Supplies, Inc. (AE)         6,200             182
Petsmart, Inc.                          16,900             468
Pinnacle Entertainment, Inc.             8,700              99
Polo Ralph Lauren Corp.                 13,100             453
RC2 Corp. (AE)                           8,800             239
Regal Entertainment Group Class A
   (z)                                   5,800             126
Regis Corp.                              6,700             291
Rent-A-Center, Inc. Class C (AE)        22,200             650
Republic Services, Inc.                 18,000             519
Ross Stores, Inc.                       15,600             476
Roto-Rooter, Inc.                        4,400             213
Ruby Tuesday, Inc.                       6,300             188
Scientific Games Corp. Class A
   (AE)                                  6,700             121
Sharper Image Corp. (AE)(z)              4,000             122
Shuffle Master, Inc. (AE)(z)             9,300             305
Source Interlink Cos., Inc. (AE)         8,100              87
Sourcecorp (AE)                          6,800             175
Sports Authority, Inc. (The) (AE)       13,996             537
Stage Stores, Inc. (AE)                  6,500             255
Station Casinos, Inc.                   25,100           1,132
Steak N Shake Co. (The)                  9,500             179
Steven Madden, Ltd. (AE)                 3,800              73
Strayer Education, Inc.                  2,700             337
Tele2 AB Class A - ADR (AE)(z)           6,500             175
Thomas Nelson, Inc.                     13,200             345
United Auto Group, Inc.                  2,900              89
United Natural Foods, Inc. (AE)          3,400              85
Universal Technical Institute,
   Inc. (AE)                             4,900             218
Valueclick, Inc. (AE)                   32,300             335
Ventiv Health, Inc. (AE)                10,000             141
WESCO International, Inc. (AE)          13,700             196
Yankee Candle Co., Inc. (AE)             5,300             144
Zale Corp. (AE)                          1,900             106
                                                  ------------
                                                        28,383
                                                  ------------

Consumer Staples - 1.4%
Chiquita Brands International,
   Inc. (AE)                            24,300             438
Dean Foods Co. (AE)                      5,200             175
Del Monte Foods Co. (AE)                19,000             210
NBTY, Inc. (AE)                          3,300             123
PepsiAmericas, Inc.                      9,400             188
Ruddick Corp.                            5,000             102
Tyson Foods, Inc. Class A               24,400             457
                                                  ------------
                                                         1,693
                                                  ------------

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Financial Services - 17.6%
Alleghany Corp.                            208              55
American Capital Strategies, Ltd.       14,600             383
American Financial Group, Inc.           8,300             255
AmerUs Group Co.                         6,800             262
Anthracite Capital, Inc. (o)             7,300              77
Ashford Hospitality Trust, Inc.
   (AE)(o)                              17,900             150
Asta Funding, Inc. (z)                  19,300             309
Astoria Financial Corp.                  9,300             320
Bank of the Ozarks, Inc. (z)             9,400             224
BankAtlantic Bancorp, Inc. Class
   A                                     8,100             127
Banknorth Group, Inc.                   13,300             407
Capital Automotive REIT (o)              1,900              53
Capital Trust Class A (z)                4,600             104
Cash America International, Inc.        19,600             419
Certegy, Inc.                            5,600             200
CIT Group, Inc.                         23,600             811
CNA Financial Corp. (AE)                 6,600             181
CNA Surety Corp.                         8,800              96
Commerce Bancshares, Inc.                9,492             426
Compass Bancshares, Inc.                13,400             514
Credit Acceptance Corp. (AE)            10,100             145
Cullen/Frost Bankers, Inc.               4,700             204
Delphi Financial Group Class A           8,600             345
Doral Financial Corp.                   10,200             334
E*Trade Financial Corp. (AE)            29,300             333
Eaton Vance Corp.                        8,200             299
Encore Capital Group, Inc.
   (AE)(z)                              11,000             176
Fidelity National Financial, Inc.       14,998             549
First American Corp.                    11,700             317
First Bancorp Puerto Rico                4,600             170
Flagstar Bancorp, Inc.                   1,600              33
Friedman Billings Ramsey Group,
   Inc. Class A                          9,755             180
Glacier Bancorp, Inc.                    6,200             190
HCC Insurance Holdings, Inc.             1,800              58
Hibernia Corp. Class A                   6,500             142
Host Marriott Corp. (o)                 13,300             158
IMPAC Mortgage Holdings, Inc. (o)        8,300             156
IndyMac Bancorp, Inc.                   10,200             328
Investment Technology Group, Inc.       15,500             222
Investors Financial Services
   Corp. (z)                             5,200             202
Jefferies Group, Inc.                    8,800             300
Legg Mason, Inc.                         8,900             819
Leucadia National Corp.                  4,000             197
Marlin Business Services, Inc.
   (AE)                                 12,000             204
MB Financial Corp.                       2,200              78
Mercury General Corp.                    3,100             158
Mills Corp. (The) (o)                    6,200             252

                                           Tax-Managed Mid & Small Cap Fund  119

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Nationwide Financial Services            8,500             292
Navigators Group, Inc. (AE)              2,700              70
NCO Group, Inc. (AE)                    11,200             254
Netbank, Inc.                           14,600             158
New Century Financial Corp. (z)          9,500             403
New York Community Bancorp, Inc.
   (z)                                  17,010             426
Novastar Financial, Inc. (o)(z)          2,300              75
Odyssey Re Holdings Corp. (z)            2,500              59
Ohio Casualty Corp.                      6,800             133
Old Republic International Corp.        21,400             497
Penn-America Group, Inc. Class C        14,400             176
Philadelphia Consolidated Holding
   Co. (AE)                              1,900             110
PMI Group, Inc. (The)                    5,700             245
Popular, Inc.                           24,000           1,008
PrivateBancorp, Inc.                       600              33
Protective Life Corp.                    7,000             252
Provident Bankshares Corp.               3,255              92
R&G Financial Corp. Class B              4,200             130
Radian Group, Inc.                       7,780             362
Raymond James Financial, Inc.           12,150             305
Reinsurance Group Of America             8,200             318
RLI Corp.                                2,300              80
Safety Insurance Group, Inc. (z)         2,800              61
SEI Investments Co.                      7,400             218
Selective Insurance Group                2,700              97
Sky Financial Group, Inc.               10,000             239
Sovereign Bancorp, Inc.                 32,900             657
State Auto Financial Corp.               2,500              70
Sterling Financial Corp. (AE)            6,300             208
Transatlantic Holdings, Inc.             1,500             134
Umpqua Holdings Corp.                    3,900              74
UnionBanCal Corp.                        4,900             262
United PanAm Financial Corp. (AE)        9,100             131
United Rentals, Inc. (AE)                7,800             134
Universal American Financial
   Corp. (AE)                           10,000             110
USI Holdings Corp. (AE)(z)              17,300             262
Vornado Realty Trust (o)                 7,900             399
Washington Mutual, Inc. 2005
   Warrants (AE)                         9,000               1
Webster Financial Corp.                  6,600             287
World Acceptance Corp. (AE)             10,403             159
WR Berkley Corp.                         4,000             162
                                                  ------------
                                                        21,065
                                                  ------------

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Health Care - 12.3%
Advanced Medical Optics, Inc.
   (AE)(z)                               3,700             117
AmediSystem, Inc. (AE)(z)                7,300             220
American Healthways, Inc. (AE)(z)        9,800             237
American Medical Security Group,
   Inc.                                  6,300             161
Andrx Corp. (AE)                        13,500             309
Apogent Technologies, Inc. (AE)          7,700             250
Arthrocare Corp. (AE)(z)                 5,600             132
Beckman Coulter, Inc.                    8,200             458
Candela Corp. (AE)                       9,800             104
Celgene Corp. (AE)(z)                    4,200             217
Charles River Laboratories
   International, Inc. (AE)              6,800             313
Community Health Systems, Inc.
   (AE)                                  3,100              80
Cooper Cos., Inc.                       10,800             583
Covance, Inc. (AE)                       8,600             290
Coventry Health Care, Inc. (AE)          5,700             238
Cytyc Corp. (AE)                        27,900             597
Dade Behring Holdings, Inc. (AE)         4,300             198
DaVita, Inc. (AE)                       10,200             521
Edwards Lifesciences Corp. (AE)          6,700             231
Endo Pharmaceuticals Holdings,
   Inc. (AE)                             8,600             205
Genentech, Inc. (AE)                    19,500           2,394
Gen-Probe, Inc. (AE)                     7,700             257
Idexx Laboratories, Inc. (AE)            5,100             312
IDX Systems Corp. (AE)                   4,100             130
Inamed Corp. (AE)                        4,600             271
Invitrogen Corp. (AE)                   12,900             932
Kindred Healthcare, Inc. (AE)(z)         4,800             235
KV Pharmaceutical Co. Class A
   (AE)(z)                              10,650             256
LabOne, Inc.                             3,600             106
Laserscope (AE)(z)                       4,100             122
Martek Biosciences Corp. (AE)(z)         3,200             203
Microtek Medical Holdings, Inc.
   (AE)(z)                              13,200              61
Molina Healthcare, Inc. (z)              1,900              68
Mylan Laboratories                      29,775             682
Ocular Sciences, Inc. (AE)               6,100             171
Omnicare, Inc.                          19,500             809
Omnicell, Inc. (AE)                      4,970              68
Pediatrix Medical Group, Inc.
   (AE)                                  2,600             186
Perrigo Co.                              5,900             127
Pharmaceutical Resources, Inc.           2,800             113
PSS World Medical, Inc. (AE)            18,300             205
Quality Systems, Inc. (AE)               6,800             292
Renal Care Group, Inc. (AE)              4,500             223
Salix Pharmaceuticals, Ltd. (AE)         9,000             278

 120  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Select Medical Corp.                    11,800             224
Sola International, Inc. (AE)            9,000             185
Sybron Dental Specialties, Inc.
   (AE)                                  4,200             123
Wright Medical Group, Inc. (AE)          7,400             254
                                                  ------------
                                                        14,748
                                                  ------------

Integrated Oils - 0.4%
KCS Energy, Inc.                        41,600             500
                                                  ------------

Materials and Processing - 5.7%
Acuity Brands, Inc.                      2,200              54
Armor Holdings, Inc. (AE)                6,200             205
Carpenter Technology                     3,700             101
Cytec Industries, Inc.                  11,400             448
Drew Industries, Inc. (AE)               4,200             156
Dycom Industries, Inc. (AE)             12,500             295
Florida Rock Industries, Inc.            6,900             275
GrafTech International, Ltd. (AE)       10,200              90
Griffon Corp. (AE)                       6,400             140
HB Fuller Co.                            2,800              77
Hughes Supply, Inc.                      4,800             268
Integrated Electrical Services,
   Inc. (AE)                            65,900             643
Jacobs Engineering Group, Inc.           4,000             167
Lennox International, Inc.               7,100             119
Lubrizol Corp.                           5,600             178
Martin Marietta Materials, Inc.          6,000             260
OM Group, Inc.                           9,900             252
Precision Castparts Corp.                6,800             306
Quanex Corp.                             2,300              94
Rogers Corp.                             6,400             382
Schnitzer Steel Industries, Inc.
   Class A                               8,100             213
Silgan Holdings, Inc. (AE)               1,000              42
Smurfit-Stone Container Corp.
   (AE)                                 32,800             564
Trammell Crow Co. (AE)                   8,000             108
Universal Forest Products, Inc.          3,500              95
URS Corp.                                4,000             103
Valspar Corp.                            7,800             387
Washington Group International,
   Inc. (AE)                             4,600             166
WCI Communities, Inc. (AE)(z)           19,900             484
WD-40 Co.                                1,000              30
York International Corp.                 3,400             133
                                                  ------------
                                                         6,835
                                                  ------------

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Miscellaneous - 0.9%
Carlisle Cos., Inc.                      7,000             415
FMC Corp.                                5,900             253
San-In Godo Bank, Ltd. (The) (AE)       29,300             256
Walter Industries, Inc. (z)             16,700             208
                                                  ------------
                                                         1,132
                                                  ------------

Other Energy - 7.0%
Arch Coal, Inc.                          8,800             269
Chesapeake Energy Corp.                 18,500             254
Comstock Resources, Inc. (AE)            6,600             134
Denbury Resources Inc. (AE)             15,000             274
Energy Partners, Ltd. (AE)(z)           10,900             153
Forest Oil Corp.                         8,700             228
Harvest Natural Resources, Inc.
   (AE)                                 28,900             475
Houston Exploration Co. (AE)             7,600             340
Magnum Hunter Resources, Inc.
   (AE)(z)                              18,500             190
Nuevo Energy Co. (AE)                    9,400             324
Patina Oil & Gas Corp.                  17,650             491
Peabody Energy Corp.                     8,700             408
Penn Virginia Corp.                      9,100             599
Pioneer Natural Resources Co.            9,900             324
Plains Exploration & Production
   Co. (AE)                             19,500             384
Range Resources Corp.                   15,800             198
St Mary Land & Exploration Co.           6,800             246
Stone Energy Corp. (AE)                  7,800             384
Swift Energy Co. (AE)                    6,400             139
Tesoro Petroleum Corp.                  21,900             445
Valero Energy Corp.                     17,300           1,103
Whiting Petroleum Corp. (AE)            40,000           1,014
                                                  ------------
                                                         8,376
                                                  ------------

Producer Durables - 9.0%
Applied Industrial Technologies,
   Inc.                                  5,000             131
Arris Group, Inc. (AE)                  33,800             202
Beazer Homes USA, Inc. (z)               1,800             177
Briggs & Stratton Corp.                  4,800             336
California Amplifier, Inc.
   (AE)(z)                               9,400              76
Cascade Corp.                            3,900              81
C-COR.net Corp. (AE)                    12,200             111
Crown Castle International Corp.
   (AE)                                 41,600             580
Dionex Corp. (AE)                        7,100             362
Dominion Homes, Inc. (AE)(z)             7,800             225
Donaldson Co., Inc.                      5,400             148
DR Horton, Inc.                          2,900              84
Duratek, Inc. (AE)                       6,400              83
Engineered Support Systems, Inc.         7,050             343

                                           Tax-Managed Mid & Small Cap Fund  121

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Graco, Inc.                              8,250             233
Hovnanian Enterprises, Inc. Class
   A (AE)(z)                             9,600             345
Hubbell, Inc. Class B                    6,200             279
Imagistics International, Inc.
   (AE)                                  4,800             194
JLG Industries, Inc.                    15,900             235
Joy Global, Inc.                        10,000             263
Kennametal, Inc.                         4,700             203
Lennar Corp. Class A                    19,500             914
M/I Homes, Inc.                          7,200             307
MDC Holdings, Inc.                       7,827             484
Meritage Corp.                           1,100              75
MKS Instruments, Inc. (AE)               6,500             125
Moog, Inc. Class A                      16,350             540
NMS Communications Corp. (AE)           18,100             140
Nordson Corp.                           10,800             373
NVR, Inc. (z)                              800             361
Orbital Sciences Corp. (AE)(z)          37,300             480
Pentair, Inc.                            9,000             536
Rayovac Corp. (AE)                       7,000             187
Standard-Pacific Corp.                   8,800             444
Technical Olympic USA, Inc.              8,100             265
Tektronix, Inc.                          5,400             160
Toll Brothers, Inc. (AE)                11,200             443
Watts Water Technologies, Inc.
   Class A                              10,800             264
                                                  ------------
                                                        10,789
                                                  ------------

Technology - 8.4%
Amkor Technology, Inc. (AE)             13,000             105
Anixter International, Inc.              4,300             126
AnSystem, Inc. (AE)                      5,000             185
Ascential Software Corp. (AE)           11,700             199
Atmel Corp. (AE)                        38,700             226
Avnet, Inc.                             16,400             355
Avocent Corp. (AE)                       5,000             160
BEA Systems, Inc. (AE)                  24,400             278
Benchmark Electronics, Inc. (AE)        13,500             365
Brooktrout, Inc. (AE)                    4,900              50
Ceva, Inc. (AE)(z)                      22,200             179
Chordiant Software, Inc. (AE)           33,300             130
Cypress Semiconductor Corp.
   (AE)(z)                              27,600             386
Ditech Communications Corp. (AE)        13,200             190
Fairchild Semiconductor
   International, Inc. (AE)              8,300             162
Inet Technologies, Inc. (AE)             7,800              77
InFocus Corp. (AE)                      45,800             374

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Integrated Silicon Solutions,
   Inc. (AE)                            14,200             195
International Rectifier Corp.
   (AE)                                  6,600             262
Juniper Networks, Inc. (AE)             15,300             335
Macrovision Corp. (AE)                   9,400             158
Mantech International Corp. Class
   A (AE)(z)                             9,300             233
MAPICS, Inc. (AE)                       13,400             107
Mapinfo Corp. (AE)                       9,400             104
MEMC Electronic Materials, Inc.
   (AE)                                 25,200             201
Merix Corp. (AE)(z)                     11,200             174
Microchip Technology, Inc.              26,100             731
Microsemi Corp.                         16,400             178
Netopia, Inc. (AE)                      18,800             112
Omnivision Technologies, Inc.
   (AE)(z)                               7,000             156
Open Solutions, Inc. (AE)                4,100             101
PerkinElmer, Inc.                        5,300             102
Red Hat, Inc. (AE)                      22,400             509
RSA Security, Inc. (AE)                  5,000              80
Sandisk Corp. (AE)                      14,400             333
Silicon Laboratories, Inc.
   (AE)(z)                               8,900             420
SonicWALL, Inc. (AE)                    76,500             548
Stellent, Inc. (AE)                     25,500             190
Tekelec (AE)                             2,900              48
Trimble Navigation, Ltd. (AE)           10,050             252
TTM Technologies, Inc. (AE)             13,600             151
Tyler Technologies, Inc. (z)            29,100             275
Utstarcom, Inc. (AE)(z)                  2,800              74
Vishay Intertechnology, Inc.
   (AE)(z)                              17,100             298
Zhone Technologies, Inc. (AE)           74,500             252
                                                  ------------
                                                        10,126
                                                  ------------

Utilities - 4.1%
Allete, Inc.                             9,700             335
Centennial Communications Corp.
   (AE)                                 19,300             116
Cleco Corp.                              9,000             162
COX Communications, Inc. Class A
   (AE)                                 28,700             938
CT Communications, Inc.                  9,000             112
Energen Corp.                            5,300             219
Energy East Corp.                       15,400             363
Hawaiian Electric Industries (z)         3,800             189
MDU Resources Group, Inc.               11,400             255
NSTAR                                    7,000             339
Oneok, Inc.                              7,000             147
PTEK Holdings, Inc. (AE)(z)             26,000             264
SCANA Corp.                             10,000             344

 122  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
South Jersey Industries, Inc.            4,300             177
Talk America Holdings, Inc.
   (AE)(z)                              27,800             248
Vectren Corp.                            6,300             152
Wisconsin Energy Corp.                  16,300             512
                                                  ------------
                                                         4,872
                                                  ------------

TOTAL COMMON STOCKS
(cost $101,946)                                        114,154
                                                  ------------

SHORT-TERM INVESTMENTS - 12.7%
Frank Russell Investment Company
   Money Market Fund                 4,928,000           4,928
Frank Russell Investment Company
   Money Market Fund (N)             4,738,426           4,738
State Street Securities Lending
   Quality Trust (N)                 5,102,116           5,102
United States Treasury Bill
   (c)(y)(s)
  0.930% due 06/10/04                      500             499
                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $15,267)                                          15,267
                                                  ------------

TOTAL INVESTMENTS - 107.9%
(identified cost $117,213)                             129,421

OTHER ASSETS AND LIABILITIES,
NET - (7.9)%                                            (9,525)
                                                  ------------

NET ASSETS - 100.0%                                    119,896
                                                  ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 2000 Index
   expiration date 06/04 (15)                           4,199             (196)

S&P 500 E-Mini Index
   expiration date 06/04 (10)                             553               (5)

S&P 500 Index
   expiration date 06/04 (3)                              830              (14)
                                                                  ------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures Contracts                               (215)
                                                                  ============

                                           Tax-Managed Mid & Small Cap Fund  123

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
COMMON STOCKS - 95.1%
Auto and Transportation - 1.5%
Pacer International, Inc. (AE)           4,700              88
Southwest Airlines Co.                  75,900           1,084
United Parcel Service, Inc. Class
   B                                     5,300             372
                                                  ------------
                                                         1,544
                                                  ------------

Consumer Discretionary - 21.8%
3DO Co. (The) (AE)                       6,525              --
Activision, Inc. (AE)                   12,300             185
Advance Auto Parts (AE)                 13,600             587
Advo, Inc.                               5,900             185
Amazon.Com, Inc. (AE)                   22,880             994
Apollo Group, Inc. Class A (AE)          6,630             603
Ask Jeeves (AE)(z)                       3,800             135
Avon Products, Inc.                      3,980             334
Buca, Inc. (AE)(z)                      14,900              98
Buffalo Wild Wings, Inc. (AE)            2,600              86
CDW Corp.                                1,100              69
Charlotte Russe Holding, Inc.
   (AE)                                  4,300              71
ChoicePoint, Inc. (AE)                   2,700             119
Christopher & Banks Corp. (z)           10,300             184
Crown Media Holdings, Inc. Class
   A (AE)(z)                             9,200              81
Cumulus Media, Inc. Class A (AE)         4,400              92
DiamondCluster International,
   Inc. (AE)(z)                         15,000             154
Digital Theater Systems, Inc.
   (AE)                                  2,000              45
DIRECTV Group, Inc. (The)               24,834             445
Dollar Thrifty Automotive Group
   (AE)                                  2,900              76
DoubleClick, Inc. (AE)(z)                8,100              65
eBay, Inc. (AE)                         25,590           2,043
Estee Lauder Cos., Inc. (The)
   Class A                               9,100             416
Fisher Scientific International          3,800             222
Gray Television, Inc.                    6,400              95
GSI Commerce, Inc. (AE)                  6,600              64
Hearst-Argyle Television, Inc.
   Class C                               4,800             126
Home Depot, Inc.                        40,500           1,425
International Game Technology            7,490             283
International Speedway Corp.
   Class A                               1,500              63
iVillage, Inc. (AE)(z)                  13,700              88
J Jill Group, Inc. (The) (AE)            4,200              89
JC Penney Co., Inc. Holding Co.         15,000             508
Jones Apparel Group, Inc.                2,000              73
Jupitermedia Corp. (AE)(z)               7,800              66
K2, Inc.                                 4,000              59
Kimberly-Clark Corp.                     4,900             321

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Magna Entertainment Corp. Class A
   (AE)(z)                              10,500              54
McDonald's Corp.                        25,300             689
Monster Worldwide, Inc. (AE)             5,200             133
MPS Group, Inc. (AE)                    18,600             203
Nautilus Group, Inc. (z)                 7,400             119
Neoforma, Inc. (AE)(z)                   3,060              40
Nike, Inc. Class B                       5,360             386
Omnicom Group                            7,300             580
PC Mall, Inc. (AE)(z)                    3,700              69
Pixar (AE)(z)                            7,000             478
Radio One, Inc. Class D (AE)             6,000             114
Republic Services, Inc.                  4,200             121
Rocky Shoes & Boots, Inc. (AE)(z)        3,100              70
Sabre Holdings Corp.                     3,400              80
Scientific Games Corp. Class A
   (AE)(z)                              12,300             222
Sinclair Broadcast Group, Inc.
   Class A (AE)(z)                       8,800             109
Skechers U.S.A., Inc. Class A
   (AE)                                  5,800              71
SkillSoft PLC - ADR (AE)                11,300             141
Speedway Motorsports, Inc. (z)           6,500             194
Staples, Inc.                           19,100             492
Starbucks Corp. (AE)                    20,330             790
Starwood Hotels & Resorts
   Worldwide, Inc.                       7,800             310
Target Corp.                            16,170             701
Time Warner, Inc.                       20,970             353
Tivo, Inc. (AE)(z)                       5,900              41
Too, Inc. (AE)(z)                       10,300             181
Univision Communications, Inc.
   Class A (AE)(z)                      20,000             677
Vans, Inc. (AE)(z)                       2,400              49
Ventiv Health, Inc. (AE)                 7,600             107
VeriSign, Inc. (AE)                     22,200             358
Wal-Mart Stores, Inc.                   33,990           1,937
XM Satellite Radio Holdings, Inc.
   Class A (AE)                         18,080             433
Yahoo!, Inc. (AE)                       25,600           1,292
                                                  ------------
                                                        22,143
                                                  ------------

Consumer Staples - 6.2%
Anheuser-Busch Cos., Inc. Class          7,900             405
Campbell Soup Co.                        7,500             207
Coca-Cola Co. (The)                      8,000             405
Imperial Sugar Co. (AE)(z)               6,300              77
NBTY, Inc. (AE)                          3,000             111

 124  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
PepsiCo, Inc.                           35,360           1,927
Procter & Gamble Co.                    17,240           1,823
Systemco Corp.                          14,290             547
Walgreen Co.                            22,630             780
                                                  ------------
                                                         6,282
                                                  ------------

Financial Services - 10.6%
Advent Software, Inc. (AE)               3,800              71
Aflac, Inc.                             11,000             465
American Express Co.                    17,550             859
American International Group,
   Inc.                                 31,200           2,235
AmeriCredit Corp. (AE)                  14,500             235
Ameritrade Holding Corp. (AE)(z)        16,100             197
Capital One Financial Corp.             13,900             911
Cardinal Financial Corp. (AE)            5,900              53
Charles Schwab Corp. (The)              69,380             714
Citigroup, Inc.                         12,700             611
CyberSource Corp. (AE)                  11,000              70
Falck SPA (AE)                           2,800              87
Fannie Mae                              12,700             873
First Data Corp.                         8,800             399
Global Payments, Inc.                    2,900             139
Goldman Sachs Group, Inc.                3,900             376
Great American Financial
   Resources, Inc. (z)                   3,100              49
Instinet Group, Inc. (z)                29,400             192
Lakeland Bancorp, Inc. (z)               3,700              58
Mercer Insurance Group, Inc. (AE)        6,500              77
Paychex, Inc.                           10,480             391
Pico Holdings, Inc. (AE)(z)              3,300              52
Progressive Corp. (The)                 15,460           1,353
Providian Financial Corp.               10,100             123
Republic First Bancorp, Inc. (AE)        3,200              39
Santander BanCorp (z)                    3,000              90
                                                  ------------
                                                        10,719
                                                  ------------

Health Care - 19.0%
Abgenix, Inc. (AE)                       5,400              88
Able Laboratories, Inc. (AE)             3,500              67
American Medical Systems
   Holdings, Inc. (AE)                   4,800             125
Amgen, Inc.                             37,310           2,099
Amylin Pharmaceuticals, Inc.
   (AE)(z)                               9,400             211
Anthem, Inc. (AE)                        3,600             319
Barr Pharmaceuticals, Inc. (AE)          8,150             338
Biogen Idec, Inc. (AE)                   8,930             527
Boston Scientific Corp. (AE)            11,800             486
Cardinal Health, Inc.                    3,200             234

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Caremark Rx, Inc. (AE)                  12,300             416
Eli Lilly & Co.                          9,100             672
Forest Laboratories, Inc. (AE)          10,350             667
Genentech, Inc. (AE)                    23,360           2,870
Gilead Sciences, Inc. (AE)               3,470             211
Guidant Corp.                           12,340             778
Guilford Pharmaceuticals, Inc.
   (AE)(z)                               6,700              42
Invitrogen Corp. (AE)(z)                 3,700             267
IVAX Corp.                              17,500             373
Kinetic Concepts, Inc. (AE)              4,800             232
LCA-Vision, Inc. (AE)(z)                 4,201             106
Ligand Pharmaceuticals, Inc.
   Class B (AE)(z)                       3,000              64
Medarex, Inc. (AE)(z)                   10,600             101
Medicis Pharmaceutical Class A           3,300             142
Palomar Medical Technologies,
   Inc. (AE)                             4,600              72
Pfizer, Inc.                           135,970           4,863
Prime Medical Services, Inc.
   (AE)(z)                               9,000              63
SFBC International, Inc. (AE)            2,200              80
St Jude Medical, Inc.                   11,690             891
Teva Pharmaceutical Industries,
   Ltd. - ADR (z)                       11,340             698
Ventana Medical Systems (AE)               500              25
Wyeth                                    9,300             354
Zimmer Holdings, Inc. (AE)              10,230             817
                                                  ------------
                                                        19,298
                                                  ------------

Information Technology - 0.1%
AboveNet, Inc. (AE)(z)                   1,500              60
                                                  ------------

Materials and Processing - 1.8%
Alcoa, Inc.                             10,220             314
Archer-Daniels-Midland Co.              23,710             416
Cellegy Pharmaceuticals, Inc.
   (AE)(z)                              10,300              39
Culp, Inc.                               4,400              38
Cytec Industries, Inc.                   1,900              75
Encore Wire Corp. (AE)(z)                3,600              98
GTx, Inc. (AE)(z)                        3,900              53
LSI Industries, Inc.                     4,400              51
Monsanto Co.                            14,200             491
Oregon Steel Mills, Inc. (AE)            4,600              39
RTI International Metals, Inc.           2,300              34
Smurfit-Stone Container Corp.
   (AE)                                  6,400             110
Wolverine Tube, Inc. (AE)                5,600              68
                                                  ------------
                                                         1,826
                                                  ------------

                                                         Select Growth Fund  125

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Miscellaneous - 5.9%
3M Co.                                   5,900             510
General Electric Co.                   155,490           4,658
Honeywell International, Inc.           12,200             422
Trinity Industries, Inc.                 3,000              91
Tyco International, Ltd.                12,450             342
                                                  ------------
                                                         6,023
                                                  ------------

Other Energy - 1.5%
Apache Corp.                             6,250             262
EOG Resources, Inc.                      9,600             473
Grant Prideco, Inc. (AE)                 8,600             131
Key Energy Services, Inc. (AE)           8,300              88
Nabors Industries, Ltd. (AE)             1,700              75
National-Oilwell, Inc. Class C
   (AE)                                 11,300             315
Patterson-UTI Energy, Inc. (z)           4,700             170
Westmoreland Coal Co. (z)                3,000              59
                                                  ------------
                                                         1,573
                                                  ------------

Producer Durables - 2.3%
American Power Conversion                4,700              88
Applied Materials, Inc. (AE)            47,560             867
Applied Signal Technology, Inc.
   (z)                                   3,000              81
August Technology Corp. (AE)             1,600              21
Boeing Co. (The)                         5,200             222
Caterpillar, Inc.                        4,200             326
Emerson Electric Co.                     7,000             422
General Cable Corp. (z)                  8,600              66
Measurement Specialties, Inc.
   (AE)(z)                               3,500              66
Radyne Co.mstream Corp. (AE)             8,100              75
Southern Energy Homes, Inc. (AE)        24,000             101
Zygo Corp. (AE)                          2,800              31
                                                  ------------
                                                         2,366
                                                  ------------

Technology - 23.4%
3Com Corp. (AE)                         20,800             128
ACT Teleconferencing, Inc.
   (AE)(z)                              23,700              74
Aeroflex, Inc. (AE)                     14,000             176
Agile Software Corp. (AE)                6,900              52
Anacomp, Inc. Class A (AE)               4,800              88
Analog Devices, Inc.                    13,290             566
Analogic Corp.                           1,700              80
answerthink, Inc. (AE)                  14,900             108
Aspect Communications Corp. (AE)         5,500              65
Autodesk, Inc.                          11,400             382
Avaya, Inc. (AE)                        27,500             376
BEA Systems, Inc. (AE)                  24,600             281

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Borland Software Corp. (AE)              2,700              22
Broadcom Corp. Class A (AE)             15,960             603
California Micro Devices CP (AE)         7,800             112
Captaris, Inc. (AE)                      3,900              22
Carrier Access Corp. (AE)                7,700              82
Centillium Communications, Inc.
   (AE)                                  9,900              38
Cisco Systems, Inc. (AE)               168,190           3,511
Comverse Technology, Inc. (AE)          11,600             190
Corning, Inc.                           28,200             311
CovanSystem Corp. (AE)                   7,200             101
Cyberguard Corp. (AE)                    6,500              56
Dell, Inc. (AE)                         78,610           2,729
Diodes, Inc. (AE)(z)                     3,300              72
Ditech Communications Corp. (AE)         5,400              78
EDO Corp.                                6,100             138
EMC Corp.                               49,890             557
Exar Corp. (AE)                         13,900             212
InFocus Corp. (AE)                       8,800              72
Integrated Device Technology,
   Inc. (AE)                            17,600             237
Intel Corp.                             95,400           2,455
InterVoice, Inc. (AE)                    6,300              78
Juniper Networks, Inc. (AE)(z)          45,750           1,001
L-3 Communications Holdings, Inc.        1,200              74
Lantronix, Inc. (AE)(z)                 39,700              66
MAPICS, Inc. (AE)(z)                     5,900              47
Maxim Integrated Products               14,200             653
Microsoft Corp.                         61,700           1,602
Motorola, Inc.                          28,380             518
NetIQ Corp. (AE)                         5,400              69
Network Appliance, Inc. (AE)            31,700             590
Newport Corp.                            4,300              64
Novell, Inc. (AE)                       12,000             116
Onyx Software Corp. (AE)                11,175              40
Oracle Corp. (AE)                       65,100             730
Perot Systems Corp. Class A (AE)         6,200              83
PMC - Sierra, Inc. (AE)                 20,400             248
Qualcomm, Inc.                          18,980           1,185
Quest Software, Inc. (AE)(z)             8,900             100
Saba Software, Inc. (AE)(z)             13,025              51
SAP AG - ADR                             6,730             251
Seebeyond Technology Corp. (AE)         11,900              45
Selectica, Inc. (AE)(z)                  9,800              42
Silicon Graphics, Inc. (AE)(z)          16,200              31
Silicon Storage Technology, Inc.
   (AE)                                  4,700              62
Sony Corp. - ADR                         2,880             111
Symbol Technologies, Inc.                8,500             102
Tellabs, Inc. (AE)                       9,400              82

 126  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Texas Instruments, Inc.                 27,800             698
Three-Five Systems, Inc. (AE)(z)         8,100              41
Witness Systems, Inc. (AE)               7,700             108
Xilinx, Inc.                            26,970             907
                                                  ------------
                                                        23,769
                                                  ------------

Utilities - 1.0%
America Movil SA de CV Class L -
   ADR                                   9,540             322
MDU Communications International,
   Inc. (AE)                            20,900              51
Nextel Partners, Inc. Class A
   (AE)(z)                              11,300             151
Ubiquitel, Inc. (AE)(z)                 17,400              72
Verizon Communications, Inc.            10,400             392
                                                  ------------
                                                           988
                                                  ------------

TOTAL COMMON STOCKS
(cost $88,218)                                          96,591
                                                  ------------

SHORT-TERM INVESTMENTS - 10.5%
Frank Russell Investment Company
   Money Market Fund                 4,621,000           4,621
Frank Russell Investment Company
   Money Market Fund (N)             2,677,113           2,677
State Street Securities Lending
   Quality Trust (N)                 2,882,590           2,883
United States Treasury Bill
   (y)(s) 0.930% due 06/10/04              500             499
                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $10,680)                                          10,680
                                                  ------------

TOTAL INVESTMENTS - 105.6%
(identified cost $98,898)                              107,271

OTHER ASSETS AND LIABILITIES,
NET - (5.6%)                                            (5,655)
                                                  ------------

NET ASSETS - 100.0%                                    101,616
                                                  ============

                                                    UNREALIZED
                                    NOTIONAL       APPRECIATION
FUTURES CONTRACTS                    AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                  $                $
----------------------------------------------------------------
Long Positions
Nasdaq 100 Index
   expiration date 06/04 (2)               281               (8)

Russell 1000 Growth Index
   expiration date 06/04 (13)            3,027              (12)

S&P 500 E-Mini Index
   expiration date 06/04 (21)            1,161              (23)

S&P 500 Index
   expiration date 06/04 (2)               553              (16)
                                                   ------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                (59)
                                                   ============

  See accompanying notes which are an integral part of the financial statements.

                                                         Select Growth Fund  127

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
COMMON STOCKS - 93.9%
Auto and Transportation - 1.2%
AMR Corp.                               48,200             547
Autoliv, Inc.                            7,200             306
Burlington Northern Santa Fe
   Corp.                                33,720           1,103
Pacer International, Inc. (AE)           8,700             164
Union Pacific Corp.                     14,570             859
                                                  ------------
                                                         2,979
                                                  ------------

Consumer Discretionary - 12.0%
Abercrombie & Fitch Co. Class A         17,900             563
Accenture, Ltd. Class A (AE)             5,600             133
AnnTaylor Stores Corp. (AE)              9,800             397
BJ's Wholesale Club, Inc. (AE)          12,700             308
Black & Decker Corp.                    29,200           1,689
Borders Group, Inc.                     17,200             412
Caesars Entertainment, Inc. (AE)        68,200             904
Circuit City Stores, Inc.               24,000             280
Costco Wholesale Corp.                  19,100             715
Federated Department Stores             11,800             578
Fisher Scientific International         10,100             591
Furniture Brands International,
   Inc.                                  8,300             234
Getty Images, Inc. (AE)                 25,300           1,381
Hasbro, Inc.                             5,400             102
Hearst-Argyle Television, Inc.
   Class C                              14,000             368
Home Depot, Inc.                        32,200           1,133
Kimberly-Clark Corp.                    62,880           4,115
Knight-Ridder, Inc.                      6,900             534
Labor Ready, Inc. (AE) (z)              26,800             339
Lone Star Steakhouse & Saloon            8,300             255
Ltd Brands                              20,688             427
MarineMax, Inc. (AE)                     2,400              68
Mattel, Inc.                            22,900             388
May Department Stores Co. (The)         31,700             976
McDonald's Corp.                       112,850           3,073
Movado Group, Inc.                       4,500             135
Newell Rubbermaid, Inc.                 36,500             863
Petco Animal Supplies, Inc. (AE)        11,200             329
RadioShack Corp.                         5,700             175
Reed Elsevier PLC - ADR (z)             13,590             512
RR Donnelley & Sons Co.                 12,978             382
Sears Roebuck and Co.                    3,830             153
Service Corp. International             66,900             494
Staples, Inc.                           18,000             464
Time Warner, Inc.                       34,350             578
TJX Cos., Inc.                           5,400             133
Tribune Co.                             16,130             772
United Online, Inc. (AE)                24,800             412

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Viacom, Inc. Class B                    49,844           1,926
Walt Disney Co.                         32,400             746
WPP Group PLC - ADR                     13,519             666
Yum! Brands, Inc. (AE)                  20,800             807
                                                  ------------
                                                        29,510
                                                  ------------

Consumer Staples - 5.4%
Altria Group, Inc.                      42,210           2,338
Anheuser-Busch Cos., Inc. Class         16,100             825
Chiquita Brands International,
   Inc. (AE)                            11,900             214
Clorox Co.                              17,200             891
Colgate-Palmolive Co.                   15,000             868
CVS Corp.                               16,000             618
Diageo PLC - ADR (z)                    26,180           1,427
General Mills, Inc.                     16,600             809
HJ Heinz Co.                            38,340           1,464
Kellogg Co.                             26,010           1,116
Kraft Foods, Inc. Class A               23,000             757
Lance, Inc. (z)                         14,900             225
Longs Drug Stores Corp.                 14,700             288
PepsiCo, Inc.                            2,330             127
Sara Lee Corp.                          46,100           1,064
Tyson Foods, Inc. Class A                7,690             144
                                                  ------------
                                                        13,175
                                                  ------------

Financial Services - 27.0%
ACE, Ltd.                               22,100             969
Aflac, Inc.                              5,300             224
AG Edwards, Inc.                        11,200             410
Allstate Corp. (The)                    40,090           1,840
American Express Co.                    13,480             660
American International Group,
   Inc.                                 16,300           1,168
Arbor Realty Trust, Inc.
   (AE)(o)(z)                            7,900             154
Astoria Financial Corp.                 10,400             358
Bank of America Corp.                   84,288           6,785
Bank of New York Co., Inc. (The)        22,900             667
Bank One Corp.                          17,210             850
Bankunited Financial Corp. Class
   A                                    11,000             291
Bear Stearns Cos., Inc. (The)            7,100             569
Capital Automotive REIT (o)              5,200             146
Charter One Financial, Inc.             16,300             544
Chubb Corp.                              4,160             287
Cigna Corp.                             10,900             703
CIT Group, Inc.                         35,400           1,217
Citigroup, Inc.                        128,520           6,182
Comerica, Inc.                          13,700             707
Commerce Bancshares, Inc.               14,145             635
Countrywide Financial Corp.              7,800             463

 128  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Cullen/Frost Bankers, Inc.               5,200             225
Dime Community Bancshares               24,125             413
Doral Financial Corp.                   12,025             394
Dow Jones & Co., Inc.                   15,900             733
Fannie Mae                              38,050           2,615
First Data Corp.                        37,313           1,694
Franklin Resources, Inc.                 9,100             499
Freddie Mac                             15,200             888
Friedman Billings Ramsey Group,
   Inc. Class A                         71,100           1,315
Goldman Sachs Group, Inc.               20,530           1,981
Greater Bay Bancorp (z)                 11,100             315
H&R Block, Inc.                         16,100             726
Hartford Financial Services
   Group, Inc.                           8,890             543
Innkeepers USA Trust (o)                25,000             191
Janus Capital Group, Inc.                1,800              27
JP Morgan Chase & Co.                   81,600           3,068
Keycorp                                 24,800             737
Lincoln National Corp.                  10,399             467
Maguire Properties, Inc. (o)            15,900             362
Marsh & McLennan Cos., Inc.              3,180             143
MBNA Corp.                              81,450           1,986
Mellon Financial Corp.                  35,230           1,044
Mercury General Corp.                    4,900             250
Merrill Lynch & Co., Inc.               46,740           2,535
Metlife, Inc.                           31,970           1,103
MGIC Investment Corp.                   19,600           1,443
National Commerce Financial Corp.       23,800             633
PMI Group, Inc. (The)                    6,500             280
PNC Financial Services Group,
   Inc.                                 28,110           1,493
Providian Financial Corp.               97,000           1,177
Republic Bancorp, Inc.                  31,340             408
Safeco Corp.                            16,700             731
Sandy Spring Bancorp, Inc. (z)          10,600             379
SLM Corp.                               33,800           1,295
SouthTrust Corp.                         8,060             251
Sovereign Bancorp, Inc.                 76,400           1,526
St Paul Travelers Cos., Inc.
   (The)                                40,450           1,645
SunTrust Banks, Inc.                    23,830           1,622
Triad Guaranty, Inc. (AE)(z)             7,500             410
US Bancorp                              57,500           1,474
Waddell & Reed Financial, Inc.
   Class A                              13,500             300
Wells Fargo & Co.                       14,400             813
Zions BanCorp.                           7,300             413
                                                  ------------
                                                        66,376
                                                  ------------

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Health Care - 10.0%
Abbott Laboratories                     37,500           1,651
Amgen, Inc.                             19,300           1,086
Anthem, Inc. (AE)                       21,700           1,922
Baxter International, Inc.              25,500             807
Becton Dickinson & Co.                  29,100           1,471
Biogen Idec, Inc. (AE)                  22,915           1,352
Caremark Rx, Inc. (AE)                  28,000             948
Conmed Corp. (AE)                        5,400             133
CR Bard, Inc.                            1,320             140
DaVita, Inc. (AE)                        4,900             250
Eli Lilly & Co.                          4,100             303
Genzyme Corp. (AE)                      19,400             845
Guidant Corp.                           24,010           1,513
HCA, Inc.                               37,400           1,520
Johnson & Johnson                       26,410           1,427
LabOne, Inc.                             9,600             284
Merck & Co., Inc.                        6,400             301
Millipore Corp.                          8,200             430
Novartis AG - ADR                       10,840             486
Pacificare Health Systems (AE)          31,900           1,141
Pfizer, Inc.                           104,280           3,729
Respironics, Inc. (AE)                   1,900             100
Roche Holding AG - ADR (z)               4,500             472
Triad Hospitals, Inc. (AE)              17,600             599
UnitedHealth Group, Inc.                12,900             793
Wyeth                                   26,300           1,001
                                                  ------------
                                                        24,704
                                                  ------------

Integrated Oils - 5.1%
BP PLC - ADR                            16,560             876
ChevronTexaco Corp.                     26,721           2,445
ConocoPhillips                          33,500           2,389
Exxon Mobil Corp.                       87,800           3,736
Marathon Oil Corp.                      58,100           1,950
Unocal Corp.                            30,670           1,105
                                                  ------------
                                                        12,501
                                                  ------------

Materials and Processing - 9.3%
Aceto Corp.                              5,050              69
Air Products & Chemicals, Inc.          13,300             662
Akzo Nobel NV - ADR (z)                 19,700             718
Alcoa, Inc.                             23,700             729
Alumina, Ltd. - ADR (z)                 25,800             381
Archer-Daniels-Midland Co.              56,290             988
Ball Corp.                              10,200             673
Bemis Co.                               21,600             583
Boise Cascade Corp.                     17,300             584

                                                          Select Value Fund  129

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Bowater, Inc.                           20,810             873
Brady Corp. Class A                      6,200             241
Dow Chemical Co. (The)                  85,180           3,381
Dycom Industries, Inc. (AE)             17,500             413
Eagle Materials, Inc.                    3,200             210
EI Du Pont de Nemours & Co.             45,600           1,959
Freeport-McMoRan Copper & Gold,
   Inc. Class B                         12,700             387
Golden Star Resources, Ltd.
   (AE)(z)                              30,300             135
International Paper Co.                 36,740           1,481
International Steel Group, Inc.
   (AE)                                 24,300             706
Lyondell Chemical Co.                   24,100             394
MeadWestvaco Corp.                      26,200             685
Monsanto Co.                            38,560           1,334
Phelps Dodge Corp.                       8,600             566
PPG Industries, Inc.                    14,090             836
Praxair, Inc.                            5,640             206
Reliance Steel & Aluminum Co.            9,400             310
Rohm & Haas Co.                         20,700             803
Schulman A, Inc.                        18,100             362
Silgan Holdings, Inc. (AE)               4,500             189
Smurfit-Stone Container Corp.
   (AE)                                 14,290             246
Syngenta AG - ADR (z)                   37,880             603
URS Corp.                                7,700             199
Weyerhaeuser Co.                        15,300             906
                                                  ------------
                                                        22,812
                                                  ------------

Miscellaneous - 2.2%
3M Co.                                   3,800             329
General Electric Co.                    46,800           1,402
Honeywell International, Inc.           20,400             705
Teleflex, Inc.                           4,800             219
Tyco International, Ltd.                73,400           2,015
Vivendi Universal SA - ADR              34,500             853
                                                  ------------
                                                         5,523
                                                  ------------

Other Energy - 3.0%
Anadarko Petroleum Corp.                 9,300             498
Baker Hughes, Inc.                      24,000             880
Burlington Resources, Inc.              15,300           1,029
Chesapeake Energy Corp.                 82,100           1,129
Devon Energy Corp.                       3,660             224
ENSCO International, Inc.               14,600             400
EOG Resources, Inc.                      3,700             182
GlobalSantaFe Corp.                      4,870             128

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Kerr-McGee Corp.                        13,600             665
Noble Corp. (AE)                        14,180             527
Schlumberger, Ltd.                       5,440             318
Transocean, Inc.                        50,000           1,389
                                                  ------------
                                                         7,369
                                                  ------------

Producer Durables - 4.9%
Cooper Industries, Ltd. Class A          3,400             187
Deere & Co.                             17,390           1,183
Emerson Electric Co.                    24,920           1,501
Joy Global, Inc.                         6,100             160
Lam Research Corp. (AE)                 48,800           1,080
Lockheed Martin Corp.                   38,060           1,815
Northrop Grumman Corp.                   7,880             782
Novellus Systems, Inc. (AE)              4,500             130
Polycom, Inc. (AE)                      14,200             271
Rofin-Sinar Technologies, Inc.
   (AE)                                 10,700             248
Teradyne, Inc. (AE)(z)                  37,800             770
United Defense Industries, Inc.
   (AE)                                  9,600             333
United Technologies Corp.               22,400           1,932
WW Grainger, Inc.                       12,700             665
Xerox Corp.                             78,000           1,048
                                                  ------------
                                                        12,105
                                                  ------------

Technology - 5.3%
Adtran, Inc.                             3,700              91
Amdocs, Ltd. (AE)                       47,200           1,253
Apple Computer, Inc.                    11,900             306
Autodesk, Inc.                          10,100             338
Avaya, Inc. (AE)                        35,400             484
BMC Software, Inc. (AE)                 17,600             304
Corning, Inc.                          107,600           1,187
DRS Technologies, Inc. (AE)              4,300             121
Hewlett-Packard Co.                     78,610           1,549
Intel Corp.                             26,700             687
International Business Machines
   Corp.                                14,760           1,301
Jabil Circuit, Inc. (AE)                10,600             280
Merix Corp. (AE)(z)                     19,300             300
Microsoft Corp.                         93,250           2,422
Netgear, Inc. (AE)(z)                   10,500             114
ON Semiconductor Corp. (AE)             70,000             338
Raytheon Co.                            11,600             374
Rockwell Automation, Inc.               23,600             771
Tellabs, Inc. (AE)                      31,100             272
Zilog, Inc. (AE)                        38,000             461
                                                  ------------
                                                        12,953
                                                  ------------

 130  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
Utilities - 8.5%
AES Corp. (The)                         65,100             564
Alltel Corp.                            14,100             710
BellSouth Corp.                         30,200             779
Cascade Natural Gas Corp.               10,900             224
Cinergy Corp.                           10,480             398
Comcast Corp. Class A                   20,900             629
Comcast Corp. Special Class A           31,010             899
COX Communications, Inc. Class A
   (AE)                                 11,000             360
Dominion Resources, Inc.                17,710           1,130
Energen Corp.                            8,700             360
Energy East Corp.                       14,320             337
Entergy Corp.                            6,550             358
Exelon Corp.                            13,000             870
FirstEnergy Corp.                        4,270             167
FPL Group, Inc.                         18,600           1,183
KeySpan Corp.                            6,270             227
National Fuel Gas Co.                    7,050             173
NiSource, Inc.                          24,800             500
NSTAR                                    4,280             207
Pepco Holdings, Inc.                    18,000             341
PPL Corp.                               22,680             972
Progress Energy, Inc. - CVO
   (AE)(B)(Y)                            1,300              --
Puget Energy, Inc.                       7,900             173
Questar Corp.                           30,500           1,082
SBC Communications, Inc.                67,140           1,672
Sprint Corp.-FON Group                 113,550           2,031
TXU Corp.                               17,540             599
Verizon Communications, Inc.            97,290           3,672
Vodafone Group PLC - ADR                14,126             347
                                                  ------------
                                                        20,964
                                                  ------------

TOTAL COMMON STOCKS
(cost $208,712)                                        230,971
                                                  ------------

                                   PRINCIPAL         MARKET
                                   AMOUNT ($)        VALUE
                                   OR SHARES           $
--------------------------------------------------------------
PREFERRED STOCKS - 0.4%
Consumer Discretionary - 0.4%
News Corp., Ltd. - ADR                  27,124             915
                                                  ------------

TOTAL PREFERRED STOCKS
(cost $656)                                                915
                                                  ------------

SHORT-TERM INVESTMENTS - 7.4%
Frank Russell Investment Company
   Money Market Fund                13,135,000          13,135
Frank Russell Investment Company
   Money Market Fund (N)             2,072,030           2,072
State Street Securities Lending
   Quality Trust (N)                 2,231,066           2,231
United States Treasury Bill
   (y)(s)
   0.930% due 06/10/04                     800             799
                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $18,237)                                          18,237
                                                  ------------

TOTAL INVESTMENTS - 101.7%
(identified cost $227,605)                             250,123

OTHER ASSETS AND LIABILITIES,
NET - (1.7%)                                            (4,266)
                                                  ------------

NET ASSETS - 100.0%                                    245,857
                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Value Fund  131

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 06/04 (25)                           7,191             (124)
S&P 500 E-Mini Index
   expiration date 06/04 (38)                           2,102              (64)
S&P 500 Index
   expiration date 06/04 (17)                           4,701             (151)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (339)
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 132  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(y)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(o)   Forward commitment.
(p) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(O)   In default.
# All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(Y) This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(B)   Illiquid security.
(z)   All or a portion of the shares of this security are on loan.
(y) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(N) The security is purchased with the cash collateral from the securities loaned.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PLN - Polish zloty
   AUD - Australian dollar                 HUF - Hungarian forint                  RUB - Russian ruble
   BRL - Brazilian real                    IDR - Indonesian rupiah                 SEK - Swedish krona
   CAD - Canadian dollar                   ILS - Israeli shekel                    SGD - Singapore dollar
   CHF - Swiss franc                       INR - Indian rupee                      SKK - Slovakian koruna
   CLP - Chilean peso                      ITL - Italian lira                      THB - Thai baht
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      TRL - Turkish lira
   COP - Colombian peso                    KES - Kenyan schilling                  TWD - Taiwanese dollar
   CRC - Costa Rica colon                  KRW - South Korean won                  USD - United States dollar
   CZK - Czech koruna                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   DKK - Danish krone                      MYR - Malaysian ringgit                 VND - Vietnam dong
   EGP - Egyptian pound                    NZD - New Zealand Dollar                ZAR - South African rand
   EUR - Euro                              PEN - Peruvian nouveau sol
   BP - British pound sterling             PHP - Philippine peso

                                           Notes to Schedule of Investments  133

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2004 (UNAUDITED)

                                                                DIVERSIFIED EQUITY        SPECIAL GROWTH
AMOUNTS IN THOUSANDS                                                   FUND                    FUND
-----------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                 $         1,704,763    $            721,723
-----------------------------------------------------------------------------------------------------------
Investments, at market***                                                 1,874,985                 831,528
Cash                                                                             --                      --
Foreign currency holdings*                                                       --                      --
Unrealized appreciation on foreign currency exchange
   contracts                                                                     --                      --
Receivables:
      Dividends and interest                                                  1,937                     669
      Investments sold                                                       23,879                   6,865
      Fund shares sold                                                        5,132                   2,948
      Foreign taxes recoverable                                                  --                      --
      From Advisor                                                               --                      --
      Daily variation margin on futures contracts                                --                      --
Prepaid expenses                                                                 96                      --
Interest rate swap contracts, at market value****                                --                      --
                                                                -------------------    --------------------
Total assets                                                              1,906,029                 842,010
                                                                -------------------    --------------------

LIABILITIES
Payables:
      Due to Custodian                                                           --                      --
      Investments purchased                                                  26,779                   8,768
      Fund shares redeemed                                                    1,432                   2,489
      Accrued fees to affiliates                                              1,591                     916
      Other accrued expenses                                                     61                      44
      Daily variation margin on futures contracts                               813                     478
      Deferred tax liability                                                     --                      --
Unrealized depreciation on foreign currency exchange
   contracts                                                                     --                      --
Options written, at market value**                                               --                      --
Payable upon return of securities loaned                                     34,893                 100,635
Unrealized depreciation on index swap contracts                                  --                      --
Interest rate swap contracts, at market value****                                --                      --
                                                                -------------------    --------------------
Total liabilities                                                            65,569                 113,330
                                                                -------------------    --------------------

NET ASSETS                                                      $         1,840,460    $            728,680
                                                                ===================    ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income           $               492    $               (750)
Accumulated net realized gain (loss)                                       (133,012)                 86,764
Unrealized appreciation (depreciation) on:
      Investments                                                           170,222                 109,805
      Futures contracts                                                      (2,212)                 (1,763)
      Options written                                                            --                      --
      Index swap contracts                                                       --                      --
      Interest rate swap contracts                                               --                      --
      Foreign currency-related transactions                                      --                      --
Shares of beneficial interest                                                   473                     143
Additional paid-in capital                                                1,804,497                 534,481
                                                                -------------------    --------------------
NET ASSETS                                                      $         1,840,460    $            728,680
                                                                ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 134  Statement of Assets and Liabilities

    QUANTITATIVE EQUITY     INTERNATIONAL SECURITIES      EMERGING MARKETS      REAL ESTATE SECURITIES          SHORT TERM
            FUND                      FUND                      FUND                     FUND                   BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
    $          1,781,414      $          1,799,890      $            406,393     $            808,450     $            1,056,978
--------------------------------------------------------------------------------------------------------------------------------
               2,008,947                 2,010,796                   499,333                1,009,692                  1,055,788
                      --                        --                        --                       --                      5,882
                      --                     4,016                     4,969                       --                         70
                      --                       960                        81                       --                          1
                   1,967                     6,507                     1,838                      913                      5,838
                   5,313                    20,205                     3,804                    6,419                     23,409
                   5,358                     4,634                     2,263                    3,062                      5,689
                      --                       456                        --                       --                         --
                      --                        --                        --                       --                        148
                      --                        --                        --                       --                         52
                      99                       184                       101                       --                         --
                      --                        --                        --                       --                         61
    --------------------      --------------------      --------------------     --------------------     ----------------------
               2,021,684                 2,047,758                   512,389                1,020,086                  1,096,938
    --------------------      --------------------      --------------------     --------------------     ----------------------

                      --                        51                       306                       --                         --
                   9,392                    32,318                     4,023                    7,957                     28,475
                   1,658                     1,389                       368                    1,098                      2,957
                   1,721                     1,628                       729                    1,150                        633
                      83                       107                        66                        1                        108
                     475                     1,474                       530                       --                         --
                      --                        78                       971                       --                         --
                      --                     2,586                       286                       --                         --
                      --                     3,030                     2,191                       --                         16
                  50,028                   445,759                    15,536                   17,542                        561
                      --                        --                        --                       --                         --
                      --                        --                        --                       --                        109
    --------------------      --------------------      --------------------     --------------------     ----------------------
                  63,357                   488,420                    25,006                   27,748                     32,859
    --------------------      --------------------      --------------------     --------------------     ----------------------

    $          1,958,327      $          1,559,338      $            487,383     $            992,338     $            1,064,079
    ====================      ====================      ====================     ====================     ======================
    $                611      $             (4,789)     $             (8,255)    $             (3,211)    $                1,593
                 (72,495)                 (121,337)                  (96,975)                  63,413                        341
                 227,533                   210,906                    92,940                  201,242                     (1,190)
                  (1,597)                    1,757                    (1,145)                      --                       (354)
                      --                      (268)                   (1,065)                      --                         14
                      --                        --                        --                       --                         --
                      --                        --                        --                       --                       (388)
                      --                    (1,734)                     (257)                      --                         (5)
                     571                       288                       415                      281                        560
               1,803,704                 1,474,515                   501,725                  730,613                  1,063,508
    --------------------      --------------------      --------------------     --------------------     ----------------------
    $          1,958,327      $          1,559,338      $            487,383     $            992,338     $            1,064,079
    ====================      ====================      ====================     ====================     ======================

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  135

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

                                                                DIVERSIFIED EQUITY        SPECIAL GROWTH
                                                                       FUND                    FUND
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share: Class C*****                      $             37.99    $              47.96
      Class C -- Net assets                                     $        83,630,120    $         44,659,549
      Class C -- Shares outstanding ($.01 par value)                      2,201,579                 931,169
   Net asset value per share: Class E*****                      $             38.97    $              50.02
      Class E -- Net assets                                     $        41,475,199    $         19,923,795
      Class E -- Shares outstanding ($.01 par value)                      1,064,280                 398,295
   Net asset value per share: Class I*****                      $                --    $                 --
      Class I -- Net assets                                     $                --    $                 --
      Class I -- Shares outstanding ($.01 par value)                             --                      --
   Net asset value per share: Class S*****                      $             38.96    $              51.34
      Class S -- Net assets                                     $     1,715,354,319    $        664,095,459
      Class S -- Shares outstanding ($.01 par value)                     44,023,992              12,935,755
-----------------------------------------------------------------------------------------------------------
Amounts in thousands
*     Foreign currency holdings -- cost                         $                --    $                 --
**    Premiums received on options written                      $                --    $                 --
***   Securities on loan included in investments                $            34,025    $             97,940
****  Interest rate swap contracts -- premiums paid
  (received)                                                    $                --    $                 --
***** Net asset value per share equals class level net
      assets divided by class level shares of beneficial
      interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 136  Statement of Assets and Liabilities

    QUANTITATIVE EQUITY     INTERNATIONAL SECURITIES      EMERGING MARKETS          REAL ESTATE               SHORT TERM
            FUND                      FUND                      FUND              SECURITIES FUND             BOND FUND
------------------------------------------------------------------------------------------------------------------------------

    $              33.53      $              52.16      $              11.43    $              34.74    $                18.98
    $         85,394,882      $         68,190,704      $         16,903,042    $         43,406,420    $           40,183,191
               2,547,004                 1,307,243                 1,478,686               1,249,389                 2,117,465
    $              34.24      $              53.79      $              11.76    $              35.08    $                19.03
    $         44,146,918      $         32,416,805      $         11,596,611    $         19,735,908    $           22,774,367
               1,289,408                   602,696                   986,235                 562,547                 1,196,503
    $                 --      $                 --      $                 --    $                 --    $                   --
    $                 --      $                 --      $                 --    $                 --    $                   --
                      --                        --                        --                      --                        --
    $              34.33      $              54.25      $              11.75    $              35.36    $                19.01
    $      1,828,785,058      $      1,458,730,708      $        458,883,346    $        929,195,696    $        1,001,121,391
              53,265,247                26,888,151                39,045,972              26,276,926                52,664,727
------------------------------------------------------------------------------------------------------------------------------

    $                 --      $              4,062      $              5,019    $                 --    $                   69
    $                 --      $              2,762      $              1,126    $                 --    $                   30
    $             48,826      $            424,204      $             15,162    $             17,030    $                  549
    $                 --      $                 --      $                 --    $                 --    $                  340

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  137

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2004 (UNAUDITED)

                                                                 DIVERSIFIED BOND       MULTISTRATEGY BOND
AMOUNTS IN THOUSANDS                                                   FUND                    FUND
-----------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                 $         1,806,470    $          1,601,339
-----------------------------------------------------------------------------------------------------------
Investments, at market***                                                 1,802,605               1,606,331
Cash                                                                          6,985                   1,104
Foreign currency holdings*                                                      668                     290
Unrealized appreciation on foreign currency exchange
   contracts                                                                      1                      23
Receivables:
      Dividends and interest                                                  9,944                   9,207
      Investments sold                                                       67,231                  62,855
      Fund shares sold                                                        3,034                   2,762
      Foreign taxes recoverable                                                  --                      --
      From Advisor                                                               --                      --
      Daily variation margin on futures contracts                               173                     314
Prepaid expenses                                                                 --                      91
Interest rate swap contracts, at market value****                                --                     151
                                                                -------------------    --------------------
Total assets                                                    $         1,890,641    $          1,683,128
                                                                -------------------    --------------------

LIABILITIES
Payables:
      Due to Custodian                                                           --                      --
      Investments purchased                                                 338,825                 256,694
      Fund shares redeemed                                                    1,053                     574
      Accrued fees to affiliates                                                703                     878
      Other accrued expenses                                                     29                      58
      Daily variation margin on futures contracts                                --                      19
      Deferred tax liability                                                     --                      --
Unrealized depreciation on foreign currency exchange
   contracts                                                                     50                     129
Options written, at market value**                                               35                     311
Payable upon return of securities loaned                                    359,364                 251,643
Unrealized depreciation on index swap contracts                                  --                     599
Interest rate swap contracts, at market value****                                --                     172
                                                                -------------------    --------------------
Total liabilities                                                           700,059                 511,077
                                                                -------------------    --------------------

NET ASSETS                                                      $         1,190,582    $          1,172,051
                                                                ===================    ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income           $             2,795    $              2,199
Accumulated net realized gain (loss)                                         (2,718)                  6,597
Unrealized appreciation (depreciation) on:
      Investments                                                            (3,865)                  4,992
      Futures contracts                                                        (930)                 (2,011)
      Options written                                                            41                     190
      Index swap contracts                                                       --                    (599)
      Interest rate swap contracts                                               --                    (488)
      Foreign currency-related transactions                                     (53)                   (108)
Shares of beneficial interest                                                   508                   1,132
Additional paid-in capital                                                1,194,804               1,160,147
                                                                -------------------    --------------------
NET ASSETS                                                      $         1,190,582    $          1,172,051
                                                                ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 138  Statement of Assets and Liabilities

                                TAX-MANAGED             TAX-MANAGED
      TAX EXEMPT BOND            LARGE CAP            MID & SMALL CAP          SELECT GROWTH             SELECT VALUE
            FUND                    FUND                    FUND                    FUND                     FUND
--------------------------------------------------------------------------------------------------------------------------
    $            179,265    $            285,276    $            117,213    $             98,898    $              227,605
--------------------------------------------------------------------------------------------------------------------------
                 183,255                 354,705                 129,421                 107,271                   250,123
                      --                      --                      --                      22                        --
                      --                      --                      --                      --                        --
                      --                      --                      --                      --                        --
                   2,453                     302                      47                      45                       332
                   1,099                     451                      --                   1,208                     1,311
                   1,168                   1,329                     508                     449                       890
                      --                      --                      --                      --                        --
                      --                      --                      34                      65                        10
                      --                      --                      --                      --                         6
                      --                      35                      --                      --                        --
                      --                      --                      --                      --                        --
    --------------------    --------------------    --------------------    --------------------    ----------------------
    $            187,975    $            356,822    $            130,010    $            109,060    $              252,672
    --------------------    --------------------    --------------------    --------------------    ----------------------

                      14                      --                      --                      --                        --
                   1,453                     287                      --                   1,612                     1,771
                     175                      36                      30                     108                       349
                      86                     283                     166                     103                       247
                       3                      28                      22                      16                        72
                      --                     132                      55                      45                        73
                      --                      --                      --                      --                        --
                      --                      --                      --                      --                        --
                      --                      --                      --                      --                        --
                      --                   1,928                   9,841                   5,560                     4,303
                      --                      --                      --                      --                        --
                      --                      --                      --                      --                        --
    --------------------    --------------------    --------------------    --------------------    ----------------------
                   1,731                   2,694                  10,114                   7,444                     6,815
    --------------------    --------------------    --------------------    --------------------    ----------------------

    $            186,244    $            354,128    $            119,896    $            101,616    $              245,857
    ====================    ====================    ====================    ====================    ======================
    $                371    $                544    $               (182)   $               (185)   $                  138
                  (1,016)               (111,250)                (20,773)                (22,588)                  (24,070)
                   3,990                  69,429                  12,208                   8,373                    22,518
                      --                    (241)                   (215)                    (59)                     (339)
                      --                      --                      --                      --                        --
                      --                      --                      --                      --                        --
                      --                      --                      --                      --                        --
                      --                      --                      --                      --                        --
                      86                     215                     118                     142                       252
                 182,813                 395,431                 128,740                 115,933                   247,358
    --------------------    --------------------    --------------------    --------------------    ----------------------
    $            186,244    $            354,128    $            119,896    $            101,616    $              245,857
    ====================    ====================    ====================    ====================    ======================

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  139

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

                                                                 DIVERSIFIED BOND       MULTISTRATEGY BOND
                                                                       FUND                    FUND
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share: Class C*****                      $             23.90    $              10.33
      Class C -- Net assets                                     $        41,247,467    $         43,903,195
      Class C -- Shares outstanding ($.01 par value)                      1,725,557               4,248,204
   Net asset value per share: Class E*****                      $             23.97    $              10.34
      Class E -- Net assets                                     $        38,934,023    $         26,108,607
      Class E -- Shares outstanding ($.01 par value)                      1,623,956               2,524,217
   Net asset value per share: Class I*****                      $                --    $                 --
      Class I -- Net assets                                     $                --    $                 --
      Class I -- Shares outstanding ($.01 par value)                             --                      --
   Net asset value per share: Class S*****                      $             23.42    $              10.35
      Class S -- Net assets                                     $     1,110,400,438    $      1,102,039,937
      Class S -- Shares outstanding ($.01 par value)                     47,421,573             106,460,135
-----------------------------------------------------------------------------------------------------------
Amounts in thousands
*     Foreign currency holdings -- cost                                         670                     287
**    Premiums received on options written                                       76                     501
***   Securities on loan included in investments                            350,811                 246,191
****  Interest rate swap contracts -- premiums paid
  (received)                                                                     --                     467
***** Net asset value per share equals class level net
      assets divided by class level shares of beneficial
      interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 140  Statement of Assets and Liabilities

         TAX EXEMPT             TAX-MANAGED             TAX-MANAGED            SELECT GROWTH             SELECT VALUE
         BOND FUND             LARGE CAP FUND       MID & SMALL CAP FUND            FUND                     FUND
--------------------------------------------------------------------------------------------------------------------------

    $              21.68    $              16.16    $               9.80    $               6.89    $                 9.67
    $         11,465,951    $         12,974,248    $          5,895,879    $          5,038,932    $           14,359,405
                 528,924                 802,781                 601,853                 731,021                 1,485,585
    $              21.74    $              16.47    $              10.14    $               7.09    $                 9.77
    $          6,919,658    $          5,570,879    $          1,007,682    $          5,539,129    $            8,248,728
                 318,274                 338,294                  99,415                 781,405                   844,254
    $                 --    $                 --    $                 --    $               7.18    $                 9.79
    $                 --    $                 --    $                 --    $         42,754,659    $           83,734,330
                      --                      --                      --               5,955,923                 8,553,756
    $              21.72    $              16.51    $              10.21    $               7.16    $                 9.77
    $        167,858,209    $        335,582,639    $        112,991,945    $         48,282,960    $          139,515,028
               7,729,969              20,330,214              11,064,931               6,745,839                14,273,287
--------------------------------------------------------------------------------------------------------------------------

    $                 --    $                 --    $                 --    $                 --    $                   --
    $                 --    $                 --    $                 --    $                 --    $                   --
    $                 --    $              1,887    $              9,583    $              5,382    $                4,193
    $                 --    $                 --    $                 --    $                 --    $                   --

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  141

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2004 (UNAUDITED)

                                                                DIVERSIFIED EQUITY        SPECIAL GROWTH
AMOUNTS IN THOUSANDS                                                   FUND                    FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                                 $            12,732    $              3,706
      Dividends from affiliated money market funds                              601                     179
      Interest                                                                   44                      11
      Securities lending income                                                  53                     188
      Less foreign taxes withheld                                                --                      --
                                                                -------------------    --------------------
Total investment income                                                      13,430                   4,084
                                                                -------------------    --------------------

EXPENSES
      Advisory fees                                                           6,302                   3,279
      Administrative fees                                                       400                     175
      Custodian fees                                                            246                     191
      Distribution fees - Class C                                               283                     158
      Transfer agent fees                                                       639                     713
      Professional fees                                                          50                      29
      Registration fees                                                          36                      23
      Shareholder servicing fees - Class C                                       94                      53
      Shareholder servicing fees - Class E                                       48                      24
      Trustees' fees                                                             26                      11
      Printing fees                                                              31                      11
      LifePoints funds fees                                                     677                     149
      Miscellaneous                                                              25                      18
                                                                -------------------    --------------------
      Expenses before reductions                                              8,857                   4,834
      Expense reductions                                                         (1)                     --
                                                                -------------------    --------------------
Net expenses                                                                  8,856                   4,834
                                                                -------------------    --------------------
Net investment income (loss)                                                  4,574                    (750)
                                                                -------------------    --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                                           100,639                  70,248
      Futures contracts                                                      11,770                   5,413
      Options written                                                            --                      --
      Index swap contracts                                                       --                      --
      Interest rate swap contracts                                               --                      --
      Foreign currency-related transactions                                      --                       1
                                                                -------------------    --------------------
      Net realized gain (loss)                                              112,409                  75,662
                                                                -------------------    --------------------
Net change in unrealized appreciation (depreciation) on:
      Investments                                                           (30,288)                (35,042)
      Futures contracts                                                      (5,237)                 (2,908)
      Options written                                                            --                      --
      Index swap contracts                                                       --                      --
      Interest rate swap contracts                                               --                      --
      Foreign currency-related transactions                                      --                      --
                                                                -------------------    --------------------
Net change in unrealized appreciation (depreciation)                        (35,525)                (37,950)
                                                                -------------------    --------------------
Net realized and unrealized gain (loss)                                      76,884                  37,712
                                                                -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS           $            81,458    $             36,962
                                                                ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 142  Statement of Operations

    QUANTITATIVE EQUITY     INTERNATIONAL SECURITIES      EMERGING MARKETS      REAL ESTATE SECURITIES          SHORT TERM
            FUND                      FUND                      FUND                     FUND                   BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
    $             14,475      $             15,860      $              6,515     $             20,972     $                   31
                     341                       575                       113                      131                        284
                      22                        90                        10                       --                     13,244
                      37                       397                         3                       34                          8
                      --                    (1,755)                   (2,736)                      --                         --
    --------------------      --------------------      --------------------     --------------------     ----------------------
                  14,875                    15,167                     3,905                   21,137                     13,567
    --------------------      --------------------      --------------------     --------------------     ----------------------

                   6,748                     6,620                     2,680                    3,965                      2,367
                     430                       339                       112                      239                        263
                     223                       838                       503                      108                        152
                     288                       221                        59                      152                        156
                     710                       644                       648                      878                        205
                      45                        61                        49                       29                         32
                      39                        32                        22                       27                         34
                      96                        74                        20                       51                         52
                      52                        38                        14                       24                         27
                      28                         7                         9                       15                         16
                      24                        22                        12                       13                         15
                     685                       611                       111                      193                        361
                      20                        40                        21                       11                         10
    --------------------      --------------------      --------------------     --------------------     ----------------------
                   9,388                     9,547                     4,260                    5,705                      3,690
                      --                        (1)                       (1)                      --                       (296)
    --------------------      --------------------      --------------------     --------------------     ----------------------
                   9,388                     9,546                     4,259                    5,705                      3,394
    --------------------      --------------------      --------------------     --------------------     ----------------------
                   5,487                     5,621                      (354)                  15,432                     10,173
    --------------------      --------------------      --------------------     --------------------     ----------------------

                  93,683                    64,056                    44,759                   27,291                        886
                   7,759                     9,732                       747                       --                        866
                      --                    (1,149)                    1,730                       --                         49
                      --                        --                        --                       --                         --
                      --                        --                        --                       --                         --
                      --                     8,191                       188                       --                         59
    --------------------      --------------------      --------------------     --------------------     ----------------------
                 101,442                    80,830                    47,424                   27,291                      1,860
    --------------------      --------------------      --------------------     --------------------     ----------------------
                 (10,924)                   50,545                    (5,143)                  (4,157)                    (5,051)
                  (3,873)                      195                    (1,331)                      --                        (18)
                      --                      (261)                   (1,036)                      --                        (34)
                      --                        --                        --                       --                         --
                      --                        --                        --                       --                       (388)
                      --                    (6,375)                     (460)                      --                         (5)
    --------------------      --------------------      --------------------     --------------------     ----------------------
                 (14,797)                   44,104                    (7,970)                  (4,157)                    (5,496)
    --------------------      --------------------      --------------------     --------------------     ----------------------
                  86,645                   124,934                    39,454                   23,134                     (3,636)
    --------------------      --------------------      --------------------     --------------------     ----------------------
    $             92,132      $            130,555      $             39,100     $             38,566     $                6,537
    ====================      ====================      ====================     ====================     ======================

  See accompanying notes which are an integral part of the financial statements.

                                                    Statement of Operations  143

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2004 (UNAUDITED)

                                                                    DIVERSIFIED           MULTISTRATEGY
AMOUNTS IN THOUSANDS                                                 BOND FUND              BOND FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                                 $                32    $                234
      Dividends from affiliated money market funds                              540                   1,065
      Interest                                                               17,518                  18,130
      Securities lending income                                                 110                      72
      Less foreign taxes withheld                                                --                      --
                                                                -------------------    --------------------
Total investment income                                                      18,200                  19,501
                                                                -------------------    --------------------

EXPENSES
      Advisory fees                                                           2,253                   3,195
      Administrative fees                                                       261                     241
      Custodian fees                                                            220                     211
      Distribution fees - Class C                                               145                     151
      Transfer agent fees                                                       330                     408
      Transfer agent fees - Class C                                              --                      --
      Transfer agent fees - Class E                                              --                      --
      Transfer agent fees - Class I                                              --                      --
      Transfer agent fees - Class S                                              --                      --
      Professional fees                                                          41                      33
      Registration fees                                                          29                      33
      Shareholder servicing fees - Class C                                       48                      50
      Shareholder servicing fees - Class E                                       45                      29
      Trustees' fees                                                             17                      16
      Printing fees                                                              17                      11
      LifePoints funds fees                                                     462                     452
      Miscellaneous                                                              12                      10
                                                                -------------------    --------------------
      Expenses before reductions                                              3,880                   4,840
      Expense reductions                                                         (5)                    (13)
                                                                -------------------    --------------------
Net expenses                                                                  3,875                   4,827
                                                                -------------------    --------------------
Net investment income (loss)                                                 14,325                  14,674
                                                                -------------------    --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                                            12,947                  10,026
      Futures contracts                                                       1,746                   3,444
      Options written                                                           274                     129
      Index swap contracts                                                       --                   1,072
      Interest rate swap contracts                                               --                      49
      Foreign currency-related transactions                                    (601)                 (1,102)
                                                                -------------------    --------------------
Net realized gain (loss)                                                     14,366                  13,618
                                                                -------------------    --------------------
Net change in unrealized appreciation (depreciation) on:
      Investments                                                           (17,216)                (11,938)
      Futures contracts                                                      (1,172)                 (2,846)
      Options written                                                            11                     147
      Index swap contracts                                                       --                    (640)
      Interest rate swap contracts                                               --                    (488)
      Foreign currency-related transactions                                     396                     658
                                                                -------------------    --------------------
Net change in unrealized appreciation (depreciation)                        (17,981)                (15,107)
                                                                -------------------    --------------------
Net realized and unrealized gain (loss)                                      (3,615)                 (1,489)
                                                                -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS           $            10,710    $             13,185
                                                                ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 144  Statement of Operations

       TAX EXEMPT       TAX-MANAGED LARGE   TAX-MANAGED MID &     SELECT GROWTH       SELECT VALUE
        BOND FUND           CAP FUND         SMALL CAP FUND           FUND                FUND
-----------------------------------------------------------------------------------------------------
    $              --   $           2,448   $             545   $             289   $           2,254
                   31                  92                  27                  30                  59
                3,351                   7                   2                   2                   5
                   --                   4                  21                  11                  11
                   --                  --                  --                  --                  --
    -----------------   -----------------   -----------------   -----------------   -----------------
                3,382               2,551                 595                 332               2,329
    -----------------   -----------------   -----------------   -----------------   -----------------

                  259               1,199                 586                 381                 839
                   43                  84                  30                  24                  60
                   50                  63                  53                  75                 134
                   39                  44                  21                  17                  48
                   54                 102                  79                  --                  --
                   --                  --                  --                   6                  19
                   --                  --                  --                   4                   8
                   --                  --                  --                  20                  23
                   --                  --                  --                  28                 136
                   15                  18                  16                  17                  45
                   20                  15                  15                  16                  16
                   13                  15                   7                   6                  16
                    8                   6                   1                   6                  10
                    3                   5                   2                   1                   3
                    3                   6                   2                  --                   3
                   --                  43                  13                  --                  --
                    1                   7                   5                  10                  14
    -----------------   -----------------   -----------------   -----------------   -----------------
                  508               1,607                 830                 611               1,374
                   --                  --                 (53)                (94)                (14)
    -----------------   -----------------   -----------------   -----------------   -----------------
                  508               1,607                 777                 517               1,360
    -----------------   -----------------   -----------------   -----------------   -----------------
                2,874                 944                (182)               (185)                969
    -----------------   -----------------   -----------------   -----------------   -----------------

                  (57)              3,462              14,886               5,128              14,080
                   --               2,162                 729                 431               1,429
                   --                  --                  --                  --                  --
                   --                  --                  --                  --                  --
                   --                  --                  --                  --                  --
                   --                  --                  --                  --                  --
    -----------------   -----------------   -----------------   -----------------   -----------------
                  (57)              5,624              15,615               5,559              15,509
    -----------------   -----------------   -----------------   -----------------   -----------------
               (2,920)             20,335              (8,745)             (4,661)              2,916
                   --                (945)               (383)               (165)               (874)
                   --                  --                  --                  --                  --
                   --                  --                  --                  --                  --
                   --                  --                  --                  --                  --
                   --                  --                  --                  --                  --
    -----------------   -----------------   -----------------   -----------------   -----------------
               (2,920)             19,390              (9,128)             (4,826)              2,042
    -----------------   -----------------   -----------------   -----------------   -----------------
               (2,977)             25,014               6,487                 733              17,551
    -----------------   -----------------   -----------------   -----------------   -----------------
    $            (103)  $          25,958   $           6,305   $             548   $          18,520
    =================   =================   =================   =================   =================

  See accompanying notes which are an integral part of the financial statements.

                                                    Statement of Operations  145

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                      DIVERSIFIED EQUITY                 SPECIAL GROWTH                 QUANTITATIVE EQUITY
                                             FUND                             FUND                              FUND
                                 -----------------------------    -----------------------------    ------------------------------
                                   SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
                                     ENDED            ENDED           ENDED            ENDED           ENDED            ENDED
                                 APRIL 30, 2004    OCTOBER 31,    APRIL 30, 2004    OCTOBER 31,    APRIL 30, 2004    OCTOBER 31,
AMOUNTS IN THOUSANDS              (UNAUDITED)         2003         (UNAUDITED)         2003         (UNAUDITED)          2003
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
   ASSETS

OPERATIONS
      Net investment income
         (loss)                   $      4,574     $     6,921     $       (750)    $    (1,430)    $      5,487     $      8,529
      Net realized gain (loss)         112,409          (2,872)          75,662          58,822          101,442          (11,751)
      Net change in unrealized
         appreciation
         (depreciation)                (35,525)        233,298          (37,950)        157,908          (14,797)         274,488
                                  ------------     -----------     ------------     -----------     ------------     ------------
Net increase (decrease) in net
   assets from operations               81,458         237,347           36,962         215,300           92,132          271,266
                                  ------------     -----------     ------------     -----------     ------------     ------------

DISTRIBUTIONS
      From net investment
         income
         Class C                            --              (1)              --              --               --              (10)
         Class E                           (46)            (85)              --              --              (85)            (112)
         Class I                            --              --               --              --               --               --
         Class S                        (4,876)         (5,995)              --              --           (5,630)          (7,568)
      From net realized gain
         Class C                            --              --           (1,068)             --               --               --
         Class E                            --              --             (460)             --               --               --
         Class S                            --              --          (16,646)             --               --               --
                                  ------------     -----------     ------------     -----------     ------------     ------------
Net decrease in net assets from
   distributions                        (4,922)         (6,081)         (18,174)             --           (5,715)          (7,690)
                                  ------------     -----------     ------------     -----------     ------------     ------------

SHARE TRANSACTIONS
      Net increase (decrease)
         in net assets from
         share transactions            220,261         282,744           25,701         (82,089)         213,931          263,950
                                  ------------     -----------     ------------     -----------     ------------     ------------

TOTAL NET INCREASE (DECREASE)
   IN NET ASSETS                       296,797         514,010           44,489         133,211          300,348          527,526

NET ASSETS
      Beginning of period            1,543,663       1,029,653          684,191         550,980        1,657,979        1,130,453
                                  ------------     -----------     ------------     -----------     ------------     ------------

      End of period               $  1,840,460     $ 1,543,663     $    728,680     $   684,191     $  1,958,327     $  1,657,979
                                  ============     ===========     ============     ===========     ============     ============

      Undistributed
         (overdistributed) net
         investment income
         included in net assets   $        492     $       840     $       (750)    $        --     $        611     $        839

See accompanying notes which are an integral part of the financial statements.

 146  Statement of Changes in Net Assets

      INTERNATIONAL SECURITIES            EMERGING MARKETS             REAL ESTATE SECURITIES               SHORT TERM BOND
                FUND                            FUND                            FUND                             FUND
    -----------------------------   -----------------------------   -----------------------------   -------------------------------
      SIX MONTHS     FISCAL YEAR      SIX MONTHS     FISCAL YEAR      SIX MONTHS     FISCAL YEAR      SIX MONTHS      FISCAL YEAR
        ENDED           ENDED           ENDED           ENDED           ENDED           ENDED           ENDED            ENDED
    APRIL 30, 2004   OCTOBER 31,    APRIL 30, 2004   OCTOBER 31,    APRIL 30, 2004   OCTOBER 31,    APRIL 30, 2004    OCTOBER 31,
     (UNAUDITED)         2003        (UNAUDITED)         2003        (UNAUDITED)         2003        (UNAUDITED)          2003
-----------------------------------------------------------------------------------------------------------------------------------

     $      5,621    $      8,520    $       (354)   $      4,051    $     15,432    $     33,486    $     10,173    $       22,155
           80,830           2,054          47,424          15,372          27,291           2,082           1,860             9,015
           44,104         262,557          (7,970)        116,104          (4,157)        179,953          (5,496)           (9,543)
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    --------------
          130,555         273,131          39,100         135,527          38,566         215,521           6,537            21,627
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    --------------

             (769)           (125)           (309)             --            (765)           (839)           (142)             (466)
             (530)           (175)           (262)            (10)           (414)           (546)           (165)             (448)
               --              --              --              --              --              --              --                --
          (26,815)        (10,212)        (11,244)         (1,302)        (20,828)        (30,677)         (8,788)          (19,621)
               --              --              --              --              (7)            (87)             --                --
               --              --              --              --              (4)            (45)             --                --
               --              --              --              --            (174)         (2,473)             --                --
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    --------------
          (28,114)        (10,512)        (11,815)         (1,312)        (22,192)        (34,667)         (9,095)          (20,535)
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    --------------

          135,649         245,827          51,634            (986)         96,081          74,523          46,655           385,285
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    --------------

          238,090         508,446          78,919         133,229         112,455         255,377          44,097           386,377

        1,321,248         812,802         408,464         275,235         879,883         624,506       1,019,982           633,605
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    --------------

     $  1,559,338    $  1,321,248    $    487,383    $    408,464    $    992,338    $    879,883    $  1,064,079    $    1,019,982
     ============    ============    ============    ============    ============    ============    ============    ==============

     $     (4,789)   $     17,704    $     (8,255)   $      3,914    $     (3,211)   $      3,364    $      1,593    $          515

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  147

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                       DIVERSIFIED BOND                MULTISTRATEGY BOND                 TAX EXEMPT BOND
                                             FUND                             FUND                              FUND
                                 -----------------------------    -----------------------------    ------------------------------
                                   SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
                                     ENDED            ENDED           ENDED            ENDED           ENDED            ENDED
                                 APRIL 30, 2004    OCTOBER 31,    APRIL 30, 2004    OCTOBER 31,    APRIL 30, 2004    OCTOBER 31,
AMOUNTS IN THOUSANDS              (UNAUDITED)         2003         (UNAUDITED)         2003         (UNAUDITED)          2003
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
   ASSETS

OPERATIONS
      Net investment income
         (loss)                   $     14,325     $    27,629     $     14,674     $    23,624     $      2,874     $      5,666
      Net realized gain (loss)          14,366          24,962           13,618          21,691              (57)           1,122
      Net change in unrealized
         appreciation
         (depreciation)                (17,981)        (11,562)         (15,107)         10,480           (2,920)            (575)
                                  ------------     -----------     ------------     -----------     ------------     ------------
Net increase (decrease) in net
   assets from operations               10,710          41,029           13,185          55,795             (103)           6,213
                                  ------------     -----------     ------------     -----------     ------------     ------------

DISTRIBUTIONS
      From net investment
         income
         Class C                          (317)           (612)            (621)           (620)            (119)            (231)
         Class E                          (431)           (805)            (436)           (421)            (102)            (183)
         Class I                            --              --               --              --               --               --
         Class S                       (14,030)        (25,990)         (20,058)        (20,948)          (2,589)          (5,249)
      From net realized gain
         Class C                          (812)           (635)            (525)             --               --               --
         Class E                          (760)           (625)            (300)             --               --               --
         Class S                       (22,428)        (18,769)         (12,913)             --               --               --
                                  ------------     -----------     ------------     -----------     ------------     ------------
Net decrease in net assets from
   distributions                       (38,778)        (47,436)         (34,853)        (21,989)          (2,810)          (5,663)
                                  ------------     -----------     ------------     -----------     ------------     ------------

SHARE TRANSACTIONS
      Net increase (decrease)
         in net assets from
         share transactions            170,551         217,274          249,751         275,998           30,205           (2,503)
                                  ------------     -----------     ------------     -----------     ------------     ------------

TOTAL NET INCREASE (DECREASE)
   IN NET ASSETS                       142,483         210,867          228,083         309,804           27,292           (1,953)

NET ASSETS
      Beginning of period            1,048,099         837,232          943,968         634,164          158,952          160,905
                                  ------------     -----------     ------------     -----------     ------------     ------------

      End of period               $  1,190,582     $ 1,048,099     $  1,172,051     $   943,968     $    186,244     $    158,952
                                  ============     ===========     ============     ===========     ============     ============

      Undistributed
         (overdistributed) net
         investment income
         included in net assets   $      2,795     $     3,248     $      2,199     $     8,640     $        371     $        307

See accompanying notes which are an integral part of the financial statements.

 148  Statement of Changes in Net Assets

        TAX-MANAGED LARGE CAP        TAX-MANAGED MID & SMALL CAP            SELECT GROWTH                    SELECT VALUE
                FUND                            FUND                            FUND                             FUND
    -----------------------------   -----------------------------   -----------------------------   -------------------------------
      SIX MONTHS     FISCAL YEAR      SIX MONTHS     FISCAL YEAR      SIX MONTHS     FISCAL YEAR      SIX MONTHS      FISCAL YEAR
        ENDED           ENDED           ENDED           ENDED           ENDED           ENDED           ENDED            ENDED
    APRIL 30, 2004   OCTOBER 31,    APRIL 30, 2004   OCTOBER 31,    APRIL 30, 2004   OCTOBER 31,    APRIL 30, 2004    OCTOBER 31,
     (UNAUDITED)         2003        (UNAUDITED)         2003        (UNAUDITED)         2003        (UNAUDITED)          2003
-----------------------------------------------------------------------------------------------------------------------------------

     $        944    $      2,209    $       (182)   $        (97)   $       (185)   $       (242)   $        969    $          802
            5,624            (731)         15,615             338           5,559           1,315          15,509            (1,408)
           19,390          57,730          (9,128)         27,070          (4,826)         16,676           2,042            26,381
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    --------------
           25,958          59,208           6,305          27,311             548          17,749          18,520            25,775
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    --------------

               --              --              --              --              --              --              (8)               (3)
              (17)            (18)             --              --              --              --             (22)              (29)
               --              --              --              --              --              --            (384)             (310)
           (1,649)         (2,876)             --              --              --              --            (541)             (343)
               --              --              --              --              --              --              --                --
               --              --              --              --              --              --              --                --
               --              --              --              --              --              --              --                --
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    --------------
           (1,666)         (2,894)             --              --              --              --            (955)             (685)
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    --------------

            7,613         (89,784)            978          (1,556)         18,514          18,110           7,559           123,293
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    --------------

           31,905         (33,470)          7,283          25,755          19,062          35,859          25,124           148,383

          322,223         355,693         112,613          86,858          82,554          46,695         220,733            72,350
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    --------------

     $    354,128    $    322,223    $    119,896    $    112,613    $    101,616    $     82,554    $    245,857    $      220,733
     ============    ============    ============    ============    ============    ============    ============    ==============

     $        544    $      1,266    $       (182)   $         --    $       (185)   $         --    $        138    $          124

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  149

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME (LOSS)(a)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
Class C
April 30, 2004*                                  36.27              (.08)              1.80            1.72
October 31, 2003                                 30.52              (.13)              5.88            5.75
October 31, 2002                                 35.83              (.18)             (5.13)          (5.31)
October 31, 2001                                 50.12              (.24)            (13.82)         (14.06)
October 31, 2000 (1)                             54.13              (.24)             (2.55)          (2.79)
December 31, 1999 (5)                            52.04              (.20)              8.14            7.94
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  37.12               .06               1.84            1.90
October 31, 2003                                 31.10               .12               6.00            6.12
October 31, 2002                                 36.35               .08              (5.23)          (5.15)
October 31, 2001                                 50.55               .07             (13.96)         (13.89)
October 31, 2000 (1)                             54.43               .08              (2.57)          (2.49)
December 31, 1999                                51.40               .13               8.81            8.94
December 31, 1998                                43.64               .10              10.34           10.44
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  37.13               .11               1.84            1.95
October 31, 2003                                 31.09               .20               6.01            6.21
October 31, 2002                                 36.35               .16              (5.23)          (5.07)
October 31, 2001                                 50.55               .18             (13.97)         (13.79)
October 31, 2000 (1)                             54.33               .19              (2.57)          (2.38)
December 31, 1999                                51.39               .28               8.79            9.07
December 31, 1998                                43.64               .30              10.34           10.64
--------------------------------------------------------------------------------------------------------------
SPECIAL GROWTH FUND
Class C
April 30, 2004*                                  46.99              (.28)              2.57            2.29
October 31, 2003                                 33.52              (.46)             13.93           13.47
October 31, 2002                                 37.42              (.45)             (3.45)          (3.90)
October 31, 2001                                 51.05              (.38)             (7.12)          (7.50)
October 31, 2000 (1)                             48.22              (.38)              4.56            4.18
December 31, 1999 (5)                            42.17              (.45)              9.72            9.27
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  48.77              (.10)              2.67            2.57
October 31, 2003                                 34.53              (.18)             14.42           14.24
October 31, 2002                                 38.27              (.16)             (3.58)          (3.74)
October 31, 2001                                 51.74              (.06)             (7.25)          (7.31)
October 31, 2000 (1)                             48.55              (.07)              4.61            4.54
December 31, 1999                                42.91              (.16)              9.02            8.86
December 31, 1998                                45.42              (.17)               .09            (.08)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  49.95              (.04)              2.75            2.71
October 31, 2003                                 35.28              (.08)             14.75           14.67
October 31, 2002                                 39.01              (.07)             (3.66)          (3.73)
October 31, 2001                                 52.52               .05              (7.37)          (7.32)
October 31, 2000 (1)                             49.18               .04               4.67            4.71
December 31, 1999                                43.34              (.05)              9.12            9.07
December 31, 1998                                45.72               .01                .08             .09
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
Class C
April 30, 2004*                                   --                 --             --
October 31, 2003                                  --(e)              --             --
October 31, 2002                                  --                 --             --
October 31, 2001                                  --               (.23)            --
October 31, 2000 (1)                              --              (1.22)            --
December 31, 1999 (5)                           (.03)             (5.82)            --
----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                 (.05)                --             --
October 31, 2003                                (.10)                --             --
October 31, 2002                                (.09)                --           (.01)
October 31, 2001                                (.08)              (.23)            --
October 31, 2000 (1)                            (.17)             (1.22)            --
December 31, 1999                               (.09)             (5.82)            --
December 31, 1998                               (.08)             (2.60)            --
----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                 (.12)                --             --
October 31, 2003                                (.17)                --             --
October 31, 2002                                (.16)                --           (.03)
October 31, 2001                                (.18)              (.23)            --
October 31, 2000 (1)                            (.18)             (1.22)            --
December 31, 1999                               (.31)             (5.82)            --
December 31, 1998                               (.29)             (2.60)            --
----------------------------------------------------------------------------------------
SPECIAL GROWTH FUND
Class C
April 30, 2004*                                   --              (1.32)            --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
October 31, 2001                                  --              (6.13)            --
October 31, 2000 (1)                              --              (1.35)            --
December 31, 1999 (5)                             --              (3.22)            --
----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                   --              (1.32)            --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
October 31, 2001                                (.03)             (6.13)            --
October 31, 2000 (1)                              --              (1.35)            --
December 31, 1999                                 --              (3.22)            --
December 31, 1998                                 --              (2.43)            --
----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                   --              (1.32)            --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
October 31, 2001                                (.06)             (6.13)            --
October 31, 2000 (1)                            (.02)             (1.35)            --
December 31, 1999                               (.01)             (3.22)            --
December 31, 1998                               (.04)             (2.43)            --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 150  Financial Highlights


                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
            --              37.99                4.74              83,630
            --              36.27               18.88              64,316
            --              30.52              (14.85)             33,858
          (.23)             35.83              (28.14)             20,222
         (1.22)             50.12               (5.07)             21,526
         (5.85)             54.13               15.83              14,787
-----------------------------------------------------------------------------
          (.05)             38.97                5.12              41,475
          (.10)             37.12               19.77              34,229
          (.10)             31.10              (14.22)             23,656
          (.31)             36.35              (27.59)             23,586
         (1.39)             50.55               (4.49)             19,666
         (5.91)             54.43               17.95              12,958
         (2.68)             51.40               24.59               9,007
-----------------------------------------------------------------------------
          (.12)             38.96                5.27           1,715,354
          (.17)             37.13               20.09           1,445,118
          (.19)             31.09              (14.02)            972,139
          (.41)             36.35              (27.41)          1,119,120
         (1.40)             50.55               (4.28)          1,516,448
         (6.13)             54.33               18.21           1,569,920
         (2.89)             51.39               25.11           1,367,016
-----------------------------------------------------------------------------
         (1.32)             47.96                4.92              44,660
            --              46.99               40.19              36,364
            --              33.52              (10.42)             18,583
         (6.13)             37.42              (15.93)             11,662
         (1.35)             51.05                8.83              10,762
         (3.22)             48.22               22.53               5,990
-----------------------------------------------------------------------------
         (1.32)             50.02                5.34              19,924
            --              48.77               41.24              16,581
            --              34.53               (9.77)             11,731
         (6.16)             38.27              (15.29)             11,051
         (1.35)             51.74                9.53               9,678
         (3.22)             48.55               21.19               5,411
         (2.43)             42.91                 .04               6,139
-----------------------------------------------------------------------------
         (1.32)             51.34                5.46             664,095
            --              49.95               41.61             631,246
            --              35.28               (9.56)            520,666
         (6.19)             39.01              (15.05)            608,921
         (1.37)             52.52                9.76             759,435
         (3.23)             49.18               21.45             697,211
         (2.47)             43.34                 .42             595,862
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(f)           GROSS(c)          NET ASSETS(c)     TURNOVER RATE(b)
---------------------------------------------------------------------------------
           1.97                1.97                 (.42)              70.80
           2.05                2.05                 (.39)             109.50
           2.03                2.03                 (.51)             128.80
           1.99                1.99                 (.58)             146.81
           1.94                1.94                 (.56)             141.75
           1.94                1.94                 (.41)             110.36
---------------------------------------------------------------------------------
           1.23                1.23                  .33               70.80
           1.30                1.30                  .36              109.50
           1.28                1.28                  .21              128.80
           1.24                1.24                  .17              146.81
           1.19                1.19                  .19              141.75
           1.19                1.19                  .23              110.36
           1.33                1.33                  .21              100.31
---------------------------------------------------------------------------------
            .98                 .98                  .58               70.80
           1.04                1.04                  .61              109.50
           1.03                1.03                  .46              128.80
            .99                 .99                  .42              146.81
            .94                 .94                  .45              141.75
            .93                 .93                  .51              110.36
            .91                 .91                  .62              100.31
---------------------------------------------------------------------------------
           2.27                2.27                (1.15)              58.77
           2.36                2.36                (1.21)             127.15
           2.31                2.31                (1.15)             125.06
           2.27                2.27                 (.89)             126.83
           2.21                2.22                 (.91)             136.00
           2.23                2.23                (1.10)             111.98
---------------------------------------------------------------------------------
           1.49                1.49                 (.37)              58.77
           1.62                1.62                 (.46)             127.15
           1.56                1.56                 (.40)             125.06
           1.52                1.52                 (.14)             126.83
           1.46                1.47                 (.16)             136.00
           1.49                1.49                 (.36)             111.98
           1.58                1.58                 (.39)             129.19
---------------------------------------------------------------------------------
           1.26                1.26                 (.14)              58.77
           1.35                1.35                 (.19)             127.15
           1.32                1.32                 (.17)             125.06
           1.27                1.27                  .11              126.83
           1.21                1.22                  .08              136.00
           1.24                1.24                 (.10)             111.98
           1.15                1.15                  .03              129.19
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  151

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME (LOSS)(a)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY FUND
Class C
April 30, 2004*                                  31.92              (.06)              1.67            1.61
October 31, 2003                                 26.53              (.09)              5.49            5.40
October 31, 2002                                 31.88              (.15)             (5.20)          (5.35)
October 31, 2001                                 43.88              (.21)            (10.47)         (10.68)
October 31, 2000 (1)                             44.94              (.22)               .07            (.15)
December 31, 1999 (5)                            43.02              (.20)              8.00            7.80
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  32.55               .07               1.69            1.76
October 31, 2003                                 26.94               .12               5.60            5.72
October 31, 2002                                 32.28               .07              (5.27)          (5.20)
October 31, 2001                                 44.17               .07             (10.57)         (10.50)
October 31, 2000 (1)                             45.19               .06               (.08)           (.02)
December 31, 1999                                42.50               .13               8.50            8.63
December 31, 1998                                36.80               .12               8.54            8.66
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  32.64               .11               1.69            1.80
October 31, 2003                                 27.01               .20               5.61            5.81
October 31, 2002                                 32.36               .15              (5.28)          (5.13)
October 31, 2001                                 44.27               .16             (10.59)         (10.43)
October 31, 2000 (1)                             45.19               .15               (.02)            .13
December 31, 1999                                42.53               .24               8.50            8.74
December 31, 1998                                36.78               .27               8.55            8.82
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
Class C
April 30, 2004*                                  48.46              (.04)              4.47            4.43
October 31, 2003                                 38.51              (.05)             10.21           10.16
October 31, 2002                                 44.53              (.18)             (5.84)          (6.02)
October 31, 2001                                 62.46              (.19)            (14.94)         (15.13)
October 31, 2000 (1)                             74.51               .17              (9.68)          (9.51)
December 31, 1999 (5)                            60.66              (.32)             17.92           17.60
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  49.98               .15               4.62            4.77
October 31, 2003                                 39.61               .28              10.50           10.78
October 31, 2002                                 45.47               .13              (5.99)          (5.86)
October 31, 2001                                 63.24               .21             (15.18)         (14.97)
October 31, 2000 (1)                             74.95               .57              (9.74)          (9.17)
December 31, 1999                                60.68               .40              17.72           18.12
December 31, 1998                                54.64               .28               6.53            6.81
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  50.44               .22               4.64            4.86
October 31, 2003                                 39.98               .38              10.59           10.97
October 31, 2002                                 45.78               .25              (6.05)          (5.80)
October 31, 2001                                 63.51               .34             (15.26)         (14.92)
October 31, 2000 (1)                             75.11               .76              (9.82)          (9.06)
December 31, 1999                                60.86               .51              17.82           18.33
December 31, 1998                                54.69               .69               6.32            7.01
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
QUANTITATIVE EQUITY FUND
Class C
April 30, 2004*                                    --                --             --
October 31, 2003                                 (.01)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --             (1.32)            --
October 31, 2000 (1)                               --              (.91)            --
December 31, 1999 (5)                            (.04)            (5.84)            --
----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  (.07)               --             --
October 31, 2003                                 (.11)               --             --
October 31, 2002                                 (.13)               --           (.01)
October 31, 2001                                 (.07)            (1.32)            --
October 31, 2000 (1)                             (.09)             (.91)            --
December 31, 1999                                (.10)            (5.84)            --
December 31, 1998                                (.16)            (2.80)            --
----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  (.11)               --             --
October 31, 2003                                 (.18)               --             --
October 31, 2002                                 (.20)               --           (.02)
October 31, 2001                                 (.16)            (1.32)            --
October 31, 2000 (1)                             (.14)             (.91)            --
December 31, 1999                                (.24)            (5.84)            --
December 31, 1998                                (.27)            (2.80)            --
----------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
Class C
April 30, 2004*                                  (.73)               --             --
October 31, 2003                                 (.21)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --             (2.80)            --
October 31, 2000 (1)                               --             (2.54)            --
December 31, 1999 (5)                            (.17)            (3.58)            --
----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  (.96)               --             --
October 31, 2003                                 (.41)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --             (2.80)            --
October 31, 2000 (1)                               --             (2.54)            --
December 31, 1999                                (.27)            (3.58)            --
December 31, 1998                                (.57)             (.20)            --
----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                 (1.05)               --             --
October 31, 2003                                 (.51)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                 (.01)            (2.80)            --
October 31, 2000 (1)                               --             (2.54)            --
December 31, 1999                                (.50)            (3.58)            --
December 31, 1998                                (.64)             (.20)            --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 152  Financial Highlights


                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
            --              33.53                5.04              85,395
          (.01)             31.92               20.35              65,096
            --              26.53              (16.78)             34,113
         (1.32)             31.88              (24.87)             20,530
          (.91)             43.88                (.16)             20,935
         (5.88)             44.94               18.89              13,613
-----------------------------------------------------------------------------
          (.07)             34.24                5.41              44,147
          (.11)             32.55               21.28              37,594
          (.14)             26.94              (16.16)             25,667
         (1.39)             32.28              (24.30)             23,700
         (1.00)             44.17                 .11              15,314
         (5.94)             45.19               21.11               7,987
         (2.96)             42.50               24.34               7,479
-----------------------------------------------------------------------------
          (.11)             34.33                5.52           1,828,785
          (.18)             32.64               21.58           1,555,289
          (.22)             27.01              (15.94)          1,070,673
         (1.48)             32.36              (24.11)          1,200,247
         (1.05)             44.27                 .47           1,556,534
         (6.08)             45.19               21.37           1,545,021
         (3.07)             42.53               24.82           1,316,051
-----------------------------------------------------------------------------
          (.73)             52.16                9.20              68,191
          (.21)             48.46               26.52              47,087
            --              38.51              (13.52)             21,860
         (2.80)             44.53              (25.29)             12,470
         (2.54)             62.46              (13.13)             11,849
         (3.75)             74.51               29.39               7,522
-----------------------------------------------------------------------------
          (.96)             53.79                9.60              32,417
          (.41)             49.98               27.57              26,768
            --              39.61              (12.91)             16,796
         (2.80)             45.47              (24.70)             15,897
         (2.54)             63.24              (12.58)              9,964
         (3.85)             74.95               30.21               5,552
          (.77)             60.68               12.53               4,431
-----------------------------------------------------------------------------
         (1.05)             54.25                9.74           1,458,731
          (.51)             50.44               27.81           1,247,393
            --              39.98              (12.67)            774,146
         (2.81)             45.78              (24.51)            812,857
         (2.54)             63.51              (12.40)          1,061,171
         (4.08)             75.11               30.52           1,133,495
          (.84)             60.86               12.90             940,779
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(f)           GROSS(c)          NET ASSETS(c)     TURNOVER RATE(b)
---------------------------------------------------------------------------------
           1.96                1.96                 (.36)              49.24
           2.02                2.02                 (.32)             108.71
           2.02                2.02                 (.49)              71.10
           1.98                1.98                 (.57)              85.00
           1.92                1.92                 (.60)              59.25
           1.93                1.93                 (.47)              89.52
---------------------------------------------------------------------------------
           1.22                1.22                  .39               49.24
           1.28                1.28                  .43              108.71
           1.27                1.27                  .24               71.10
           1.22                1.22                  .18               85.00
           1.17                1.17                  .15               59.25
           1.18                1.18                  .28               89.52
           1.31                1.31                  .30               77.23
---------------------------------------------------------------------------------
            .97                 .97                  .64               49.24
           1.02                1.02                  .69              108.71
           1.02                1.02                  .48               71.10
            .98                 .98                  .43               85.00
            .92                 .92                  .42               59.25
            .93                 .93                  .53               89.52
            .91                 .91                  .69               77.23
---------------------------------------------------------------------------------
           2.27                2.27                 (.14)              32.99
           2.42                2.42                 (.12)              69.11
           2.46                2.46                 (.42)              79.09
           2.41                2.41                 (.36)             104.65
           2.29                2.30                  .30              101.84
           2.30                2.30                 (.51)             120.52
---------------------------------------------------------------------------------
           1.50                1.50                  .56               32.99
           1.67                1.67                  .67               69.11
           1.72                1.72                  .30               79.09
           1.66                1.66                  .41              104.65
           1.54                1.55                 1.00              101.84
           1.55                1.55                  .61              120.52
           1.64                1.64                  .49               68.46
---------------------------------------------------------------------------------
           1.25                1.25                  .81               32.99
           1.42                1.42                  .90               69.11
           1.47                1.47                  .55               79.09
           1.42                1.42                  .62              104.65
           1.29                1.30                 1.31              101.84
           1.30                1.30                  .79              120.52
           1.22                1.22                 1.15               68.46
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  153

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME (LOSS)(a)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
April 30, 2004*                                  10.68               (.07)             1.06             .99
October 31, 2003                                  7.22                .02              3.44            3.46
October 31, 2002                                  6.89               (.09)              .42             .33
October 31, 2001                                  9.15               (.04)            (2.22)          (2.26)
October 31, 2000 (1)                             12.47               (.10)            (3.20)          (3.30)
December 31, 1999 (5)                             8.07               (.12)             4.57            4.45
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  10.98               (.02)             1.09            1.07
October 31, 2003                                  7.41                .09              3.49            3.58
October 31, 2002                                  7.01               (.02)              .42             .40
October 31, 2001                                  9.24                .02             (2.25)          (2.23)
October 31, 2000 (1)                             12.51               (.03)            (3.20)          (3.23)
December 31, 1999                                 8.48               (.04)             4.14            4.10
December 31, 1998 (4)                             7.37               (.02)             1.13            1.11
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  10.98               (.01)             1.09            1.08
October 31, 2003                                  7.43                .11              3.48            3.59
October 31, 2002                                  7.05                 --(e)            .40             .40
October 31, 2001                                  9.25                .04             (2.24)          (2.20)
October 31, 2000 (1)                             12.52                 --(e)          (3.21)          (3.21)
December 31, 1999                                 8.48                .03              4.10            4.13
December 31, 1998                                11.79                .12             (3.35)          (3.23)
--------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
April 30, 2004*                                  33.94                .39              1.10            1.49
October 31, 2003                                 26.52               1.11              7.53            8.64
October 31, 2002                                 26.97               1.07              (.01)           1.06
October 31, 2001                                 25.93               1.16              1.02            2.18
October 31, 2000 (1)                             22.69                .84              3.11            3.95
December 31, 1999 (5)                            24.13               1.08             (1.06)            .02
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  34.24                .53              1.12            1.65
October 31, 2003                                 26.72               1.34              7.60            8.94
October 31, 2002                                 27.14               1.32              (.06)           1.26
October 31, 2001                                 26.07               1.38              1.03            2.41
October 31, 2000 (1)                             22.76                .98              3.14            4.12
December 31, 1999                                24.27               1.28             (1.24)            .04
December 31, 1998                                31.02               1.26             (6.12)          (4.86)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  34.51                .59              1.11            1.70
October 31, 2003                                 26.89               1.42              7.67            9.09
October 31, 2002                                 27.31               1.41              (.06)           1.35
October 31, 2001                                 26.22               1.46              1.03            2.49
October 31, 2000 (1)                             22.86               1.04              3.15            4.19
December 31, 1999                                24.44               1.30             (1.20)            .10
December 31, 1998                                30.86               1.34             (6.13)          (4.79)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-----------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
April 30, 2004*                                  (.24)               --             --
October 31, 2003                                   --                --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --                --             --
October 31, 2000 (1)                             (.02)               --             --
December 31, 1999 (5)                            (.05)               --             --
-----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  (.29)               --             --
October 31, 2003                                 (.01)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --                --             --
October 31, 2000 (1)                             (.04)               --             --
December 31, 1999                                (.07)               --             --
December 31, 1998 (4)                              --                --             --
-----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  (.31)               --             --
October 31, 2003                                 (.04)               --             --
October 31, 2002                                 (.02)               --             --
October 31, 2001                                   --                --             --
October 31, 2000 (1)                             (.06)               --             --
December 31, 1999                                (.09)               --             --
December 31, 1998                                (.08)               --             --
-----------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
April 30, 2004*                                  (.68)             (.01)            --
October 31, 2003                                (1.11)             (.11)            --
October 31, 2002                                (1.51)               --             --
October 31, 2001                                (1.14)               --             --
October 31, 2000 (1)                             (.71)               --             --
December 31, 1999 (5)                           (1.46)               --             --
-----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  (.80)             (.01)            --
October 31, 2003                                (1.31)             (.11)            --
October 31, 2002                                (1.68)               --             --
October 31, 2001                                (1.34)               --             --
October 31, 2000 (1)                             (.81)               --             --
December 31, 1999                               (1.55)               --             --
December 31, 1998                               (1.43)             (.46)            --
-----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  (.84)             (.01)            --
October 31, 2003                                (1.36)             (.11)            --
October 31, 2002                                (1.77)               --             --
October 31, 2001                                (1.40)               --             --
October 31, 2000 (1)                             (.83)               --             --
December 31, 1999                               (1.68)               --             --
December 31, 1998                               (1.17)             (.46)            --
-----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 154  Financial Highlights


                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
          (.24)             11.43                9.50              16,903
            --              10.68               47.58              12,306
            --               7.22                4.94               5,194
            --               6.89              (24.70)              2,377
          (.02)              9.15              (26.51)              2,228
          (.05)             12.47               55.43               1,631
-----------------------------------------------------------------------------
          (.29)             11.76                9.86              11,597
          (.01)             10.98               48.39               9,598
            --               7.41                5.71               6,478
            --               7.01              (24.13)              6,959
          (.04)              9.24              (25.90)              6,388
          (.07)             12.51               48.71               6,314
            --               8.48               15.06                  39
-----------------------------------------------------------------------------
          (.31)             11.75                9.99             458,883
          (.04)             10.98               48.27             386,560
          (.02)              7.43                5.91             263,563
            --               7.05              (23.89)            273,486
          (.06)              9.25              (25.79)            359,201
          (.09)             12.52               49.03             430,794
          (.08)              8.48              (27.57)            294,349
-----------------------------------------------------------------------------
          (.69)             34.74                4.19              43,406
         (1.22)             33.94               33.23              32,784
         (1.51)             26.52                3.56              15,712
         (1.14)             26.97                8.41               5,718
          (.71)             25.93               17.54               3,393
         (1.46)             22.69                 .19               1,771
-----------------------------------------------------------------------------
          (.81)             35.08                4.60              19,736
         (1.42)             34.24               34.21              16,651
         (1.68)             26.72                4.27              10,661
         (1.34)             27.14                9.23              11,415
          (.81)             26.07               18.24               9,094
         (1.55)             22.76                 .30               7,134
         (1.89)             24.27              (16.25)                843
-----------------------------------------------------------------------------
          (.85)             35.36                4.71             929,196
         (1.47)             34.51               34.58             830,448
         (1.77)             26.89                4.55             598,133
         (1.40)             27.31                9.48             607,280
          (.83)             26.22               18.53             669,529
         (1.68)             22.86                 .55             589,300
         (1.63)             24.44              (15.94)            576,326
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(f)           GROSS(c)          NET ASSETS(c)     TURNOVER RATE(b)
---------------------------------------------------------------------------------
           2.79                2.79                (1.12)              35.94
           3.09                3.09                  .19               95.13
           3.12                3.12                (1.08)              90.21
           3.08                3.09                 (.55)              83.74
           2.91                2.92                (1.02)              73.11
           2.91                2.91                (1.23)              94.85
---------------------------------------------------------------------------------
           2.03                2.03                 (.37)              35.94
           2.36                2.37                 1.02               95.13
           2.38                2.38                 (.29)              90.21
           2.33                2.33                  .21               83.74
           2.16                2.17                 (.30)              73.11
           2.17                2.17                 (.40)              94.85
             --(d)               --(d)                --(d)            59.35
---------------------------------------------------------------------------------
           1.79                1.79                 (.11)              35.94
           2.11                2.11                 1.30               95.13
           2.14                2.14                 (.02)              90.21
           2.09                2.09                  .44               83.74
           1.91                1.92                 (.02)              73.11
           1.91                1.91                  .26               94.85
           1.75                1.75                 1.20               59.35
---------------------------------------------------------------------------------
           2.11                2.11                 2.13               13.76
           2.20                2.30                 3.67               46.09
           2.19                2.59                 3.74               67.70
           2.17                2.17                 4.20               44.50
           2.16                2.16                 4.06               53.30
           2.14                2.14                 5.12               42.69
---------------------------------------------------------------------------------
           1.37                1.37                 2.88               13.76
           1.43                1.62                 4.46               46.09
           1.46                1.82                 4.54               67.70
           1.42                1.42                 4.96               44.50
           1.41                1.41                 4.78               53.30
           1.39                1.39                 5.42               42.69
           1.47                1.47                 4.90               42.58
---------------------------------------------------------------------------------
           1.10                1.10                 3.16               13.76
           1.18                1.18                 4.66               46.09
           1.19                1.19                 4.82               67.70
           1.17                1.18                 5.19               44.50
           1.16                1.16                 5.00               53.30
           1.14                1.14                 5.41               42.69
           1.05                1.05                 4.93               42.58
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  155

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME (LOSS)(a)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Class C
April 30, 2004*                                  19.01               .09               (.06)           .03
October 31, 2003                                 18.98               .31                .06            .37
October 31, 2002                                 19.01               .56                .13            .69
October 31, 2001                                 18.23               .85                .89           1.74
October 31, 2000 (1)                             18.13               .79                .04            .83
December 31, 1999 (7)                            18.36               .68               (.31)           .37
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  19.08               .16               (.06)           .10
October 31, 2003                                 19.04               .48                .03            .51
October 31, 2002                                 19.02               .77                .06            .83
October 31, 2001                                 18.24              1.02                .85           1.87
October 31, 2000 (1)                             18.08               .88                .07            .95
December 31, 1999 (6)                            18.51               .80               (.34)           .46
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  19.05               .19               (.06)           .13
October 31, 2003                                 19.01               .52                .03            .55
October 31, 2002                                 18.99               .80                .08            .88
October 31, 2001                                 18.22              1.07                .83           1.90
October 31, 2000 (1)                             18.03               .91                .09           1.00
December 31, 1999                                18.46               .90               (.36)           .54
December 31, 1998                                18.35               .99                .11           1.10
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
Class C
April 30, 2004*                                  24.49               .19               (.05)           .14
October 31, 2003                                 24.68               .48                .38            .86
October 31, 2002                                 24.49               .74(g)             .23(g)         .97
October 31, 2001                                 22.71              1.06               1.81           2.87
October 31, 2000 (1)                             22.24               .99                .41           1.40
December 31, 1999 (5)                            24.00              1.03              (1.61)          (.58)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  24.56               .28               (.05)           .23
October 31, 2003                                 24.74               .67                .37           1.04
October 31, 2002                                 24.54               .92(g)             .24(g)        1.16
October 31, 2001                                 22.75              1.22               1.84           3.06
October 31, 2000 (1)                             22.23              1.13                .44           1.57
December 31, 1999                                23.92              1.30              (1.65)          (.35)
December 31, 1998                                24.06              1.32                .45           1.77
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  24.00               .31               (.04)           .27
October 31, 2003                                 24.21               .71                .36           1.07
October 31, 2002                                 24.03               .97(g)             .23(g)        1.20
October 31, 2001                                 22.31              1.29               1.75           3.04
October 31, 2000 (1)                             21.77              1.16                .41           1.57
December 31, 1999                                23.53              1.31              (1.60)          (.29)
December 31, 1998                                23.43              1.38                .47           1.85
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-----------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Class C
April 30, 2004*                                  (.06)               --             --
October 31, 2003                                 (.34)               --             --
October 31, 2002                                 (.72)               --             --
October 31, 2001                                 (.96)               --             --
October 31, 2000 (1)                             (.73)               --             --
December 31, 1999 (7)                            (.60)               --             --
-----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  (.15)               --             --
October 31, 2003                                 (.47)               --             --
October 31, 2002                                 (.81)               --             --
October 31, 2001                                (1.09)               --             --
October 31, 2000 (1)                             (.79)               --             --
December 31, 1999 (6)                            (.89)               --             --
-----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  (.17)               --             --
October 31, 2003                                 (.51)               --             --
October 31, 2002                                 (.86)               --             --
October 31, 2001                                (1.13)               --             --
October 31, 2000 (1)                             (.81)               --             --
December 31, 1999                                (.97)               --             --
December 31, 1998                                (.99)               --             --
-----------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
Class C
April 30, 2004*                                  (.20)             (.53)            --
October 31, 2003                                 (.49)             (.56)            --
October 31, 2002                                 (.78)               --             --
October 31, 2001                                (1.09)               --             --
October 31, 2000 (1)                             (.93)               --             --
December 31, 1999 (5)                           (1.05)             (.13)            --
-----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  (.29)             (.53)            --
October 31, 2003                                 (.66)             (.56)            --
October 31, 2002                                 (.96)               --             --
October 31, 2001                                (1.27)               --             --
October 31, 2000 (1)                            (1.05)               --             --
December 31, 1999                               (1.21)             (.13)            --
December 31, 1998                               (1.56)             (.35)            --
-----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  (.32)             (.53)            --
October 31, 2003                                 (.72)             (.56)            --
October 31, 2002                                (1.02)               --             --
October 31, 2001                                (1.32)               --             --
October 31, 2000 (1)                            (1.03)               --             --
December 31, 1999                               (1.32)             (.13)          (.02)
December 31, 1998                               (1.40)             (.35)            --
-----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 156  Financial Highlights


                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
          (.06)             18.98                 .18              40,183
          (.34)             19.01                1.97              41,644
          (.72)             18.98                3.73              16,294
          (.96)             19.01                9.77               1,709
          (.73)             18.23                4.67                 672
          (.60)             18.13                2.02                 801
-----------------------------------------------------------------------------
          (.15)             19.03                 .51              22,774
          (.47)             19.08                2.70              20,274
          (.81)             19.04                4.53              17,516
         (1.09)             19.02               10.54              17,685
          (.79)             18.24                5.36               9,898
          (.89)             18.08                2.53               8,693
-----------------------------------------------------------------------------
          (.17)             19.01                 .67           1,001,121
          (.51)             19.05                2.95             958,064
          (.86)             19.01                4.81             599,795
         (1.13)             18.99               10.76             401,137
          (.81)             18.22                5.64             422,884
          (.97)             18.03                3.03             447,590
          (.99)             18.46                6.09             260,539
-----------------------------------------------------------------------------
          (.73)             23.90                 .58              41,247
         (1.05)             24.49                3.58              36,159
          (.78)             24.68                4.11              26,915
         (1.09)             24.49               13.02              15,027
          (.93)             22.71                6.44               7,315
         (1.18)             22.24               (2.47)              4,652
-----------------------------------------------------------------------------
          (.82)             23.97                 .96              38,934
         (1.22)             24.56                4.36              34,339
          (.96)             24.74                4.90              26,985
         (1.27)             24.54               13.87              17,763
         (1.05)             22.75                7.25               5,492
         (1.34)             22.23               (1.51)              3,639
         (1.91)             23.92                7.63               4,703
-----------------------------------------------------------------------------
          (.85)             23.42                1.10           1,110,400
         (1.28)             24.00                4.63             977,601
         (1.02)             24.21                5.18             783,332
         (1.32)             24.03               14.11             745,020
         (1.03)             22.31                7.40             714,153
         (1.47)             21.77               (1.26)            765,674
         (1.75)             23.53                8.09             808,761
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(f)           GROSS(c)          NET ASSETS(c)     TURNOVER RATE(b)
---------------------------------------------------------------------------------
           1.60                1.66                  .98               50.44
           1.56                1.72                 1.63              187.92
           1.52                1.70                 3.08              163.86
           1.52                1.66                 4.72              260.94
           1.64                1.66                 5.01               92.31
           1.72                1.72                 4.41              177.08
---------------------------------------------------------------------------------
            .85                 .91                 1.73               50.44
            .80                 .97                 2.52              187.92
            .77                 .96                 4.04              163.86
            .77                 .91                 5.48              260.94
            .89                 .91                 5.77               92.31
            .97                 .97                 5.05              177.08
---------------------------------------------------------------------------------
            .60                 .66                 1.98               50.44
            .56                 .72                 2.70              187.92
            .52                 .71                 4.26              163.86
            .52                 .67                 5.76              260.94
            .64                 .66                 6.00               92.31
            .74                 .74                 5.22              177.08
            .66                 .66                 5.37              129.85
---------------------------------------------------------------------------------
           1.65                1.65                 1.58               62.86
           1.69                1.70                 1.94              147.44
           1.66                1.66                 3.09(g)           156.21
           1.64                1.64                 4.53              155.87
           1.62                1.63                 5.37              128.88
           1.62                1.62                 4.88              152.23
---------------------------------------------------------------------------------
            .89                 .89                 2.34               62.86
            .94                 .94                 2.70              147.44
            .91                 .91                 3.85(g)           156.21
            .89                 .89                 5.22              155.87
            .87                 .88                 6.13              128.88
            .87                 .87                 5.49              152.23
            .98                 .98                 5.42              216.88
---------------------------------------------------------------------------------
            .65                 .65                 2.59               62.86
            .69                 .69                 2.95              147.44
            .66                 .66                 4.11(g)           156.21
            .64                 .65                 5.60              155.87
            .62                 .63                 6.35              128.88
            .61                 .61                 5.78              152.23
            .57                 .57                 5.83              216.88
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  157

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME (LOSS)(a)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
MULTISTRATEGY BOND FUND
Class C
April 30, 2004*                                  10.54               .09                .02             .11
October 31, 2003                                 10.03               .23                .50             .73
October 31, 2002                                 10.20               .30(g)            (.04)(g)         .26
October 31, 2001                                  9.60               .46                .62            1.08
October 31, 2000 (1)                              9.47               .44                .09             .53
December 31, 1999 (5)                            10.14               .42               (.63)           (.21)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  10.55               .13                .02             .15
October 31, 2003                                 10.03               .31                .50             .81
October 31, 2002                                 10.21               .38(g)            (.06)(g)         .32
October 31, 2001                                  9.61               .53                .62            1.15
October 31, 2000 (1)                              9.47               .49                .11             .60
December 31, 1999                                10.10               .56               (.66)           (.10)
December 31, 1998 (3)                            10.30               .16                .07             .23
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  10.56               .15                .01             .16
October 31, 2003                                 10.04               .34                .50             .84
October 31, 2002                                 10.22               .40(g)            (.05)(g)         .35
October 31, 2001                                  9.61               .56                .63            1.19
October 31, 2000 (1)                              9.46               .52                .08             .60
December 31, 1999                                10.11               .57               (.65)           (.08)
December 31, 1998                                10.26               .60                .08             .68
--------------------------------------------------------------------------------------------------------------
TAX EXEMPT BOND FUND
Class C
April 30, 2004*                                  21.99               .26               (.30)           (.04)
October 31, 2003                                 21.94               .58                .07             .65
October 31, 2002                                 21.76               .60                .22             .82
October 31, 2001                                 20.83               .68                .95            1.63
October 31, 2000 (1)                             20.45               .59                .32             .91
December 31, 1999 (8)                            21.38               .45               (.84)           (.39)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  22.06               .35               (.32)            .03
October 31, 2003                                 21.99               .75                .06             .81
October 31, 2002                                 21.81               .78                .18             .96
October 31, 2001                                 20.87               .84                .95            1.79
October 31, 2000 (1)                             20.47               .71                .33            1.04
December 31, 1999 (9)                            21.19               .50               (.71)           (.21)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  22.03               .37               (.31)            .06
October 31, 2003                                 21.96               .80                .07             .87
October 31, 2002                                 21.79               .83                .18            1.01
October 31, 2001                                 20.84               .89                .96            1.85
October 31, 2000 (1)                             20.42               .75                .33            1.08
December 31, 1999                                21.39               .84               (.95)           (.11)
December 31, 1998                                21.19               .81                .19            1.00
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
MULTISTRATEGY BOND FUND
Class C
April 30, 2004*                                 (.17)              (.15)            --
October 31, 2003                                (.22)                --             --
October 31, 2002                                (.43)                --             --
October 31, 2001                                (.48)                --             --
October 31, 2000 (1)                            (.40)                --             --
December 31, 1999 (5)                           (.45)              (.01)            --
----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                 (.21)              (.15)            --
October 31, 2003                                (.29)                --             --
October 31, 2002                                (.50)                --             --
October 31, 2001                                (.55)                --             --
October 31, 2000 (1)                            (.46)                --             --
December 31, 1999                               (.52)              (.01)            --
December 31, 1998 (3)                           (.20)              (.23)            --
----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                 (.22)              (.15)            --
October 31, 2003                                (.32)                --             --
October 31, 2002                                (.53)                --             --
October 31, 2001                                (.58)                --             --
October 31, 2000 (1)                            (.45)                --             --
December 31, 1999                               (.56)              (.01)            --
December 31, 1998                               (.60)              (.23)            --
----------------------------------------------------------------------------------------
TAX EXEMPT BOND FUND
Class C
April 30, 2004*                                 (.27)                --             --
October 31, 2003                                (.60)                --             --
October 31, 2002                                (.64)                --             --
October 31, 2001                                (.70)                --             --
October 31, 2000 (1)                            (.53)                --             --
December 31, 1999 (8)                           (.54)                --             --
----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                 (.35)                --             --
October 31, 2003                                (.74)                --             --
October 31, 2002                                (.78)                --             --
October 31, 2001                                (.85)                --             --
October 31, 2000 (1)                            (.64)                --             --
December 31, 1999 (9)                           (.51)                --             --
----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                 (.37)                --             --
October 31, 2003                                (.80)                --             --
October 31, 2002                                (.84)                --             --
October 31, 2001                                (.90)                --             --
October 31, 2000 (1)                            (.66)                --             --
December 31, 1999                               (.86)                --             --
December 31, 1998                               (.80)                --             --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 158  Financial Highlights


                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
          (.32)             10.33                1.08              43,903
          (.22)             10.54                7.37              36,397
          (.43)             10.03                2.71              24,569
          (.48)             10.20               11.58              15,926
          (.40)              9.60                5.77              10,879
          (.46)              9.47               (2.10)              6,666
-----------------------------------------------------------------------------
          (.36)             10.34                1.45              26,109
          (.29)             10.55                8.23              20,975
          (.50)             10.03                3.36              14,017
          (.55)             10.21               12.40              12,675
          (.46)              9.61                6.46               6,182
          (.53)              9.47               (1.08)              3,248
          (.43)             10.10                1.89               2,610
-----------------------------------------------------------------------------
          (.37)             10.35                1.47           1,102,040
          (.32)             10.56                8.49             886,596
          (.53)             10.04                3.72             595,577
          (.58)             10.22               12.68             622,518
          (.45)              9.61                6.56             593,020
          (.57)              9.46                (.81)            556,703
          (.83)             10.11                6.79             547,747
-----------------------------------------------------------------------------
          (.27)             21.68                (.21)             11,466
          (.60)             21.99                2.98               8,701
          (.64)             21.94                3.84               7,179
          (.70)             21.76                7.95               2,248
          (.53)             20.83                4.53                 780
          (.54)             20.45               (1.82)                474
-----------------------------------------------------------------------------
          (.35)             21.74                 .11               6,920
          (.74)             22.06                3.75               5,849
          (.78)             21.99                4.54               5,051
          (.85)             21.81                8.77               6,398
          (.64)             20.87                5.17               3,445
          (.51)             20.47                (.99)              2,854
-----------------------------------------------------------------------------
          (.37)             21.72                 .28             167,858
          (.80)             22.03                4.01             144,402
          (.84)             21.96                4.77             148,675
          (.90)             21.79                9.09             140,352
          (.66)             20.84                5.37             129,084
          (.86)             20.42                (.52)            123,960
          (.80)             21.39                4.82             128,959
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(f)           GROSS(c)          NET ASSETS(c)     TURNOVER RATE(b)
----------------------------------------------------------------------------------
           1.85                1.85                 1.81              102.85
           1.94                1.95                 2.22              281.71
           1.85                1.85                 3.08(g)           252.09
           1.89                1.89                 4.63              176.44
           1.86                1.90                 5.56              105.03
           1.80                1.84                 4.80              134.11
----------------------------------------------------------------------------------
           1.13                1.13                 2.52              102.85
           1.18                1.19                 3.01              281.71
           1.17                1.17                 3.80(g)           252.09
           1.14                1.14                 5.33              176.44
           1.11                1.15                 6.31              105.03
           1.05                1.11                 5.54              134.11
             --(d)               --(d)                --(d)           334.86
----------------------------------------------------------------------------------
            .86                 .87                 2.80              102.85
            .94                 .94                 3.22              281.71
            .92                 .92                 4.06(g)           252.09
            .89                 .89                 5.66              176.44
            .86                 .90                 6.54              105.03
            .80                 .86                 5.79              134.11
            .80                 .81                 5.76              334.86
----------------------------------------------------------------------------------
           1.52                1.52                 2.40               17.46
           1.56                1.56                 2.62               37.46
           1.56                1.56                 2.82               39.83
           1.53                1.53                 3.18               31.16
           1.64                1.64                 3.48               38.16
           1.57                1.57                 3.12              119.34
----------------------------------------------------------------------------------
            .77                 .77                 3.15               17.46
            .81                 .81                 3.37               37.46
            .83                 .83                 3.57               39.83
            .78                 .78                 3.93               31.16
            .89                 .89                 4.08               38.16
            .82                 .82                 3.76              119.34
----------------------------------------------------------------------------------
            .52                 .52                 3.40               17.46
            .56                 .56                 3.62               37.46
            .57                 .57                 3.84               39.83
            .53                 .53                 4.21               31.16
            .64                 .64                 4.32               38.16
            .57                 .57                 3.99              119.34
            .72                 .72                 3.80               74.42
----------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  159

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME (LOSS)(a)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
Class C
April 30, 2004*                                  15.02              (.03)              1.17            1.14
October 31, 2003                                 12.61              (.04)              2.45            2.41
October 31, 2002                                 15.60              (.06)             (2.93)          (2.99)
October 31, 2001                                 20.68              (.10)             (4.98)          (5.08)
October 31, 2000 (1)                             21.17              (.10)              (.39)           (.49)
December 31, 1999 (10)                           20.92                --(e)             .35             .35
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  15.30               .03               1.20            1.23
October 31, 2003                                 12.83               .06               2.50            2.56
October 31, 2002                                 15.78               .05              (2.95)          (2.90)
October 31, 2001 (11)                            20.10               .03              (4.25)          (4.22)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  15.34               .05               1.20            1.25
October 31, 2003                                 12.87               .10               2.48            2.58
October 31, 2002                                 15.81               .09              (2.95)          (2.86)
October 31, 2001                                 20.87               .08              (5.04)          (4.96)
October 31, 2000 (1)                             21.17               .08               (.37)           (.29)
December 31, 1999                                18.26               .14               2.88            3.02
December 31, 1998                                13.90               .10               4.35            4.45
--------------------------------------------------------------------------------------------------------------
TAX-MANAGED MID & SMALL CAP FUND
Class C
April 30, 2004*                                   9.33              (.06)               .53             .47
October 31, 2003                                  7.12              (.08)              2.29            2.21
October 31, 2002                                  7.88              (.09)              (.67)           (.76)
October 31, 2001                                 11.07               .12              (3.31)          (3.19)
October 31, 2000 (1)                             10.71              (.10)               .47             .37
December 31, 1999 (10)                           10.00                --(e)             .71             .71
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                   9.62              (.03)               .55             .52
October 31, 2003                                  7.28              (.02)              2.36            2.34
October 31, 2002                                  8.00              (.03)              (.69)           (.72)
October 31, 2001 (11)                            10.00              (.01)             (1.99)          (2.00)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                   9.68              (.01)               .54             .53
October 31, 2003                                  7.31                --(e)            2.37            2.37
October 31, 2002                                  8.02              (.01)              (.69)           (.70)
October 31, 2001                                 11.15               .01              (3.14)          (3.13)
October 31, 2000 (1)                             10.73                --(e)             .43             .43
December 31, 1999 (10)                           10.00               .01                .72             .73
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-----------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
Class C
April 30, 2004*                                   --                 --             --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
October 31, 2001                                  --                 --             --
October 31, 2000 (1)                              --                 --             --
December 31, 1999 (10)                          (.10)                --             --
-----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                 (.06)                --             --
October 31, 2003                                (.09)                --             --
October 31, 2002                                (.05)                --             --
October 31, 2001 (11)                           (.10)                --             --
-----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                 (.08)                --             --
October 31, 2003                                (.11)                --             --
October 31, 2002                                (.08)                --             --
October 31, 2001                                (.10)                --             --
October 31, 2000 (1)                            (.01)                --             --
December 31, 1999                               (.11)                --             --
December 31, 1998                               (.08)              (.01)            --
-----------------------------------------------------------------------------------------
TAX-MANAGED MID & SMALL CAP FUND
Class C
April 30, 2004*                                   --                 --             --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
October 31, 2001                                  --                 --             --
October 31, 2000 (1)                            (.01)                --             --
December 31, 1999 (10)                            --                 --             --
-----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                   --                 --             --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
October 31, 2001 (11)                             --                 --             --
-----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                   --                 --             --
October 31, 2003                                  --                 --             --
October 31, 2002                                (.01)                --             --
October 31, 2001                                  --                 --             --
October 31, 2000 (1)                            (.01)                --             --
December 31, 1999 (10)                            --                 --             --
-----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 160  Financial Highlights


                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
            --              16.16                7.59              12,974
            --              15.02               19.11              10,022
            --              12.61              (19.17)              7,740
            --              15.60              (24.57)              7,611
            --              20.68               (2.30)              6,596
          (.10)             21.17                2.24                 308
-----------------------------------------------------------------------------
          (.06)             16.47                8.03               5,571
          (.09)             15.30               20.04               4,743
          (.05)             12.83              (18.47)              2,618
          (.10)             15.78              (21.10)              3,359
-----------------------------------------------------------------------------
          (.08)             16.51                8.19             335,583
          (.11)             15.34               20.24             307,458
          (.08)             12.87              (18.21)            345,335
          (.10)             15.81              (23.86)            448,557
          (.01)             20.87               (1.39)            674,460
          (.11)             21.17               16.57             566,001
          (.09)             18.26               32.08             305,452
-----------------------------------------------------------------------------
            --               9.80                5.04               5,896
            --               9.33               31.04               5,025
            --               7.12               (9.65)              3,450
            --               7.88              (28.88)              2,688
          (.01)             11.07                3.52               2,414
            --              10.71                7.10                 222
-----------------------------------------------------------------------------
            --              10.14                5.41               1,008
            --               9.62               32.14                 850
            --               7.28               (9.00)                885
            --               8.00              (20.00)                837
-----------------------------------------------------------------------------
            --              10.21                5.48             112,992
            --               9.68               32.42             106,738
          (.01)              7.31               (8.77)             82,523
            --               8.02              (28.14)             90,095
          (.01)             11.15                4.08             105,630
            --              10.73                7.30              29,053
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(f)           GROSS(c)          NET ASSETS(c)     TURNOVER RATE(b)
---------------------------------------------------------------------------------
           1.90                1.90                 (.41)              11.36
           1.94                1.94                 (.30)             127.47
           1.91                1.91                 (.40)              65.39
           1.88                1.88                 (.56)              52.57
           1.86                1.86                 (.58)              43.48
           1.57                1.57                 (.28)              48.35
---------------------------------------------------------------------------------
           1.15                1.15                  .34               11.36
           1.19                1.19                  .46              127.47
           1.16                1.16                  .36               65.39
           1.15                1.15                  .16               52.57
---------------------------------------------------------------------------------
            .90                 .90                  .59               11.36
            .94                 .94                  .71              127.47
            .91                 .91                  .58               65.39
            .88                 .88                  .45               52.57
            .86                 .86                  .46               43.48
            .85                 .85                  .71               48.35
            .99                 .99                  .61               50.59
---------------------------------------------------------------------------------
           2.25                2.34                (1.26)              77.18
           2.25                2.49                (1.06)              81.91
           2.25                2.53                (1.12)              89.13
           2.25                2.54                 (.93)             105.31
           2.25                2.77                (1.05)              71.20
           2.18                8.78                  .73                3.33
---------------------------------------------------------------------------------
           1.50                1.59                 (.51)              77.18
           1.50                1.74                 (.31)              81.91
           1.50                1.78                 (.37)              89.13
           1.50                1.84                 (.16)             105.31
---------------------------------------------------------------------------------
           1.25                1.34                 (.25)              77.18
           1.25                1.49                 (.06)              81.91
           1.25                1.53                 (.13)              89.13
           1.25                1.54                  .07              105.31
           1.25                1.85                 (.04)              71.20
           1.25                7.95                 1.92                3.33
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  161

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME (LOSS)(a)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
April 30, 2004*                                   6.85              (.05)               .09             .04
October 31, 2003                                  5.23              (.09)              1.71            1.62
October 31, 2002                                  6.65              (.10)             (1.32)          (1.42)
October 31, 2001 (12)                            10.00              (.08)             (3.27)          (3.35)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                   7.03              (.02)               .08             .06
October 31, 2003                                  5.31              (.04)              1.76            1.72
October 31, 2002                                  6.68              (.04)             (1.33)          (1.37)
October 31, 2001 (12)                            10.00              (.02)             (3.30)          (3.32)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2004*                                   7.10              (.01)               .09             .08
October 31, 2003                                  5.35              (.02)              1.77            1.75
October 31, 2002                                  6.71              (.02)             (1.34)          (1.36)
October 31, 2001 (12)                            10.00                --(e)           (3.29)          (3.29)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                   7.08              (.01)               .09             .08
October 31, 2003                                  5.34              (.02)              1.76            1.74
October 31, 2002                                  6.71              (.02)             (1.35)          (1.37)
October 31, 2001 (12)                            10.00                --(e)           (3.29)          (3.29)
--------------------------------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
April 30, 2004*                                   8.97              (.01)               .72             .71
October 31, 2003                                  7.41              (.01)              1.58            1.57
October 31, 2002                                  8.51              (.02)             (1.07)          (1.09)
October 31, 2001 (12)                            10.00                --(e)           (1.48)          (1.48)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                   9.05               .03                .72             .75
October 31, 2003                                  7.46               .06               1.58            1.64
October 31, 2002                                  8.53               .06              (1.07)          (1.01)
October 31, 2001 (12)                            10.00               .05              (1.48)          (1.43)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2004*                                   9.07               .05                .72             .77
October 31, 2003                                  7.46               .08               1.61            1.69
October 31, 2002                                  8.54               .08              (1.07)           (.99)
October 31, 2001 (12)                            10.00               .09              (1.48)          (1.39)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                   9.05               .04                .72             .76
October 31, 2003                                  7.45               .07               1.60            1.67
October 31, 2002                                  8.53               .07              (1.07)          (1.00)
October 31, 2001 (12)                            10.00               .08              (1.48)          (1.40)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-----------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
April 30, 2004*                                   --                 --             --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
October 31, 2001 (12)                             --                 --             --
-----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                   --                 --             --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
October 31, 2001 (12)                             --                 --             --
-----------------------------------------------------------------------------------------
Class I
April 30, 2004*                                   --                 --             --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
October 31, 2001 (12)                             --                 --             --
-----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                   --                 --             --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
October 31, 2001 (12)                             --                 --             --
-----------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
April 30, 2004*                                 (.01)                --             --
October 31, 2003                                (.01)                --             --
October 31, 2002                                (.01)                --             --
October 31, 2001 (12)                           (.01)                --             --
-----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                 (.03)                --             --
October 31, 2003                                (.05)                --             --
October 31, 2002                                (.06)                --             --
October 31, 2001 (12)                           (.04)                --             --
-----------------------------------------------------------------------------------------
Class I
April 30, 2004*                                 (.05)                --             --
October 31, 2003                                (.08)                --             --
October 31, 2002                                (.09)                --             --
October 31, 2001 (12)                           (.07)                --             --
-----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                 (.04)                --             --
October 31, 2003                                (.07)                --             --
October 31, 2002                                (.08)                --             --
October 31, 2001 (12)                           (.07)                --             --
-----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 162  Financial Highlights


                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
            --               6.89                 .44               5,039
            --               6.85               31.17               3,265
            --               5.23              (21.35)              1,341
            --               6.65              (33.50)              1,017
-----------------------------------------------------------------------------
            --               7.09                 .85               5,539
            --               7.03               32.39               4,865
            --               5.31              (20.51)              2,814
            --               6.68              (33.20)              2,714
-----------------------------------------------------------------------------
            --               7.18                1.13              42,755
            --               7.10               32.71              32,003
            --               5.35              (20.27)             18,150
            --               6.71              (32.90)             21,044
-----------------------------------------------------------------------------
            --               7.16                1.13              48,283
            --               7.08               32.58              42,421
            --               5.34              (20.42)             24,389
            --               6.71              (32.90)             24,072
-----------------------------------------------------------------------------
          (.01)              9.67                7.88              14,359
          (.01)              8.97               21.19               9,972
          (.01)              7.41              (12.82)              2,061
          (.01)              8.51              (14.76)              1,844
-----------------------------------------------------------------------------
          (.03)              9.77                8.37               8,249
          (.05)              9.05               22.01               7,778
          (.06)              7.46              (11.86)              3,314
          (.04)              8.53              (14.33)              3,155
-----------------------------------------------------------------------------
          (.05)              9.79                8.58              83,734
          (.08)              9.07               22.60              74,600
          (.09)              7.46              (11.72)             35,169
          (.07)              8.54              (13.92)             28,983
-----------------------------------------------------------------------------
          (.04)              9.77                8.39             139,515
          (.07)              9.05               22.53             128,383
          (.08)              7.45              (11.78)             31,806
          (.07)              8.53              (14.04)             31,288
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(f)           GROSS(c)          NET ASSETS(c)     TURNOVER RATE(b)
---------------------------------------------------------------------------------
           2.20                2.35                (1.50)              79.46
           2.20                2.74                (1.57)             149.76
           2.11                2.82                (1.53)             212.37
           2.17                2.97                (1.32)             169.36
---------------------------------------------------------------------------------
           1.35                1.50                 (.65)              79.46
           1.26                1.79                 (.62)             149.76
           1.16                1.87                 (.58)             212.37
           1.29                2.05                 (.45)             169.36
---------------------------------------------------------------------------------
            .95                1.21                 (.25)              79.46
            .93                1.58                 (.31)             149.76
            .89                1.65                 (.31)             212.37
            .89                1.75                 (.03)             169.36
---------------------------------------------------------------------------------
           1.06                1.22                 (.37)              79.46
           1.03                1.56                 (.40)             149.76
            .97                1.68                 (.39)             212.37
            .94                1.74                 (.09)             169.36
---------------------------------------------------------------------------------
           2.23                2.23                 (.29)              51.30
           2.15                2.42                 (.12)             105.71
           2.00                2.40                 (.27)              92.95
           2.00                2.64                   --               71.75
---------------------------------------------------------------------------------
           1.37                1.37                  .57               51.30
           1.21                1.48                  .77              105.71
           1.04                1.43                  .70               92.95
           1.25                1.85                  .76               71.75
---------------------------------------------------------------------------------
            .95                 .99                  .99               51.30
            .90                1.23                 1.12              105.71
            .79                1.22                  .95               92.95
            .79                1.48                 1.25               71.75
---------------------------------------------------------------------------------
           1.12                1.12                  .82               51.30
           1.01                1.28                 1.03              105.71
            .87                1.27                  .86               92.95
            .86                1.50                 1.18               71.75
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  163

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
*     For the six months ended April 30, 2004 (Unaudited).
(1)   For the ten months ended October 31, 2000.
(2)   For the period May 27, 1997 (commencement of sale) to December 31, 1997.
(3)   For the period September 11, 1998 (commencement of sale) to December 31,
      1998.
(4)   For the period September 22, 1998 (commencement of sale) to December 31,
      1998.
(5)   For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(6)   For the period February 18, 1999 (commencement of sale) to December 31,
      1999.
(7)   For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(8)   For the period March 29, 1999 (commencement of sale) to December 31, 1999.
(9)   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(10) For the period December 1, 1999 (commencement of operations) to December 31, 1999.
(11)  For the period December 6, 2000 (commencement of sale) to October 31,
      2001.
(12) For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d) The ratio for the period ended December 31, 1998 is not meaningful due to the Class's short period of operation.
(e)   Less than $.01 per share.
(f) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(g) As a result of a revision to reflect accretion of market discount or premium, certain amounts for the fiscal year ended October 31, 2002 have been reclassified from what was previously reported. The reclassification has no impact on the net assets of the fund. The impact of this change is as follows:

                                                                   RATIO OF NET
                                                 NET REALIZED    INVESTMENT INCOME
                               NET INVESTMENT   AND UNREALIZED      TO AVERAGE
                               INCOME (LOSS)     GAIN (LOSS)        NET ASSETS
                                     $                $                  %
----------------------------------------------------------------------------------
Diversified Bond - Class C           .02             (.02)              .07
Diversified Bond - Class E           .01             (.01)              .07
Diversified Bond - Class S           .02             (.02)              .07
Multi Strategy Bond - Class C       (.03)             .03              (.26)
Multi Strategy Bond - Class E       (.02)             .02              (.22)
Multi Strategy Bond - Class S       (.02)             .02              (.21)

See accompanying notes which are an integral part of the financial statements.

 164  Notes to Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios, referred to as "Funds." These financial statements report on fourteen Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, if there were no sales on that day, at the last reported price, on the primary exchange on which the security is traded.

   Fixed-income securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

   Futures contracts are valued on the basis of the last sale price. Exchange listed futures contracts are valued on a basis of the last quoted daily settlement prices established by the exchange on which they trade. If there were no sales, futures are valued at the last reported bid price.

   Investments in other mutual funds are valued at their net asset value per share, calculated at the close of business.

   The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   International equity securities traded on a foreign national securities exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   Short-Term Investments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the U.S. markets. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the U.S. Markets and would therefore not be reflected in the computation of a portfolio's net asset value. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

                                              Notes to Financial Statements  165

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Investment income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recorded on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Reclassification of Financial Information

   As a result of a revision to reflect accretion of market discount or premium, certain amounts for the fiscal year ended October 31, 2002 have been reclassified from what was previously reported as follows: net investment income for the Diversified Bond Fund increased $758,964 with a corresponding decrease to net unrealized gain (loss); net investment income for the Multistrategy Bond Fund decreased $293,526 with a corresponding increase to net unrealized gain (loss); and net investment income for the Short-Term Bond Fund increased $485,704 with a corresponding decrease to net unrealized gain
   (loss). These reclassifications have not impact on the net asset of the Funds.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and distributions to shareholders

   For all Funds, income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the international Funds and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, capital loss carryforwards and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Funds offer the following classes of shares: Class C, Class E, Class I and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

 166  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Short Term Bond, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2004 are presented on the Schedule of Investments for the applicable Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment", "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The

                                              Notes to Financial Statements  167

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The domestic and international equity Funds utilize futures contracts to equitize uninvested cash balances. The fixed income Funds may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Emerging Markets, Diversified Equity, Special Growth, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Select Growth, Select Value, International Securities, Diversified Bond, Multistrategy Bond and Short Term Bond Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a

 168  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Investments in emerging markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2004, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

         FUNDS                PURCHASES             SALES
---------------------------------------------------------------
Diversified Equity        $   1,361,492,451   $   1,144,835,102
Special Growth                  410,197,103         407,669,211
Quantitative Equity           1,100,380,035         879,527,793
International Securities        541,514,101         445,135,653
Emerging Markets                173,137,976         151,447,327
Real Estate Securities          233,861,802         133,171,649
Short Term Bond                 263,378,375         221,811,600
Diversified Bond                298,538,894         265,463,507

         FUNDS                PURCHASES             SALES
---------------------------------------------------------------
Multistrategy Bond        $     445,871,389   $     419,919,892
Tax Exempt Bond                  57,847,792          28,430,343
Tax-Managed Large Cap            48,139,222          36,930,118
Tax-Managed Mid & Small
   Cap                           88,882,909          88,317,731
Select Growth                    88,990,149          70,505,873
Select Value                     10,540,446         117,086,411

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                   FUNDS                       PURCHASES               SALES
   --------------------------------------------------------------------------------
   Short Term Bond                        $       175,546,908   $       172,282,228
   Diversified Bond                               551,415,540           501,761,183
   Multistrategy Bond                             501,046,746           472,549,312

   Written Options Contracts
   Fund transactions in written options contracts for the period ended April 30, 2004 were as follows:

                                                  INTERNATIONAL SECURITIES                          EMERGING MARKETS
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2003                          158    $           639,766                    297    $           858,702
   Opened                                              1,728             18,564,981                    940              2,432,863
   Closed                                             (1,616)           (16,443,209)                  (839)            (2,165,921)
   Expired                                                --                     --                     --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding April 30, 2004                            270    $         2,761,538                    398    $         1,125,644
                                         ===================    ===================    ===================    ===================

                                              Notes to Financial Statements  169

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                      SHORT TERM BOND                               DIVERSIFIED BOND
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2003                            2    $            48,509                    126    $            73,536
   Opened                                                 28                 30,217                    393                316,853
   Closed                                                 --                     --                   (326)              (252,421)
   Expired                                                (2)               (48,509)                   (94)               (61,726)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding April 30, 2004                             28    $            30,217                     99    $            76,242
                                         ===================    ===================    ===================    ===================

                                                         MULTISTRATEGY BOND
                                                  NUMBER OF              PREMIUMS
                                                  CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------
   Outstanding October 31, 2003                               96    $           399,559
   Opened                                                    353                253,056
   Closed                                                   (223)              (124,411)
   Expired                                                   (41)               (27,503)
                                             -------------------    -------------------
   Outstanding April 30, 2004                                185    $           500,701
                                             ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street"), in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of April 30, 2004, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                            VALUE OF              VALUE OF
        FUNDS          SECURITIES ON LOAN        COLLATERAL
----------------------------------------------------------------
Diversified Equity     $        34,024,611   $        34,892,548
Special Growth                  97,940,297           100,634,995
Quantitative Equity             48,825,780            50,027,811
International
  Securities                   424,203,817           445,758,615
Emerging Markets                15,161,693            15,536,438
Real Estate
  Securities                    17,029,884            17,541,869
Short Term Bond                    548,965               560,647

----------------------------------------------------------------
                            VALUE OF              VALUE OF
        FUNDS          SECURITIES ON LOAN        COLLATERAL
Diversified Bond       $       350,811,442   $       359,364,359
Multistrategy Bond             246,190,553           251,642,669
Tax-Managed Large Cap            1,886,558             1,928,488
Tax-Managed Mid &
  Small Cap                      9,583,115             9,840,542
Select Growth                    5,382,208             5,559,702
Select Value                     4,193,304             4,303,096

 170  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   As of April 30, 2004, the cash collateral received for the securities on loan are invested as follows:

                                                STATE STREET
                                             SECURITIES LENDING
        FUNDS           FRIC MONEY MARKET     QUALITY TRUST (1)
----------------------------------------------------------------
Diversified Equity     $        16,801,489   $        18,091,059
Special Growth                  48,457,847            52,177,148
Quantitative Equity             24,089,434            25,938,378
International
  Securities                   214,642,061           231,116,553
Emerging Markets                 7,481,118             8,055,319
Real Estate
  Securities                     8,446,775             9,095,094
Short Term Bond                    269,963               290,684

----------------------------------------------------------------
                                                STATE STREET
                                             SECURITIES LENDING
        FUNDS           FRIC MONEY MARKET     QUALITY TRUST (1)
Diversified Bond       $       173,041,427   $       186,322,932
Multistrategy Bond             121,171,189           130,471,480
Tax-Managed Large Cap              928,607               999,881
Tax-Managed Mid &
  Small Cap                      4,738,426             5,102,116
Select Growth                    2,677,113             2,882,590
Select Value                     2,072,030             2,231,066

   (1) The State Street Securities Lending Quality Trust investment balance includes pending items that account for the difference between the total amount invested and the total cash collateral amount.

   As of April 30, 2004, the non-cash collateral received for the securities on loan in the following funds was:

                       NON-CASH COLLATERAL   NON-CASH COLLATERAL
        FUNDS                 VALUE                HOLDING
----------------------------------------------------------------
Special Growth         $            53,845   Irrevocable letters
                                                       of credit
International
  Securities                     1,101,635            Pool of US
                                                      Government
                                                      securities

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives), in the Frank Russell Investment Company Money Market and Tax Free Money Market Funds (series of the Investment Company not presented herein). As of April 30, 2004, $1,509,329,212 of the Money Market Fund's net assets and $7,395,894 of the Tax Free Money Market Fund's net assets represents investments by these Funds and $1,212,104,031 of the Money Market Funds' net assets represents the investments of other affiliated Funds not presented herein.

   The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $40,673,148 and $2,701,095 respectively, for the period ended April 30, 2004.

                                         ANNUAL RATE
                                  ADVISOR       ADMINISTRATOR
--------------------------------------------------------------
Diversified Equity                   .73%             .05%
Special Growth                       .90              .05
Quantitative Equity                  .73              .05
International Securities             .90              .05
Emerging Markets                    1.15              .05
Real Estate Securities               .80              .05
Short Term Bond                      .45              .05

--------------------------------------------------------------
                                         ANNUAL RATE
                                  ADVISOR       ADMINISTRATOR
Diversified Bond                     .40%             .05%
Multistrategy Bond                   .60              .05
Tax Exempt Bond                      .30              .05
Tax-Managed Large Cap                .70              .05
Tax-Managed Mid & Small Cap          .98              .05
Select Growth                        .80              .05
Select Value                         .70              .05

   The Advisor has contractually agreed to waive up to the full amount of its 1.03% combined advisory and administrative fees for the Tax-Managed Mid & Small Cap Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 1.20% of

                                              Notes to Financial Statements  171

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   the Fund's average daily net assets on an annual basis. The total amount of the waiver for the period ended April 30, 2004 was $53,068. There were no reimbursements for the period ended April 30, 2004.

   From November 1, 2003 through February 29, 2004 the advisor has contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.52% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for that period was $293,361. There were no reimbursements for that period.

   For the Select Growth Fund, the Advisor has contractually agreed to waive up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended April 30, 2004 was $93,777. There were no reimbursements for the period ended April 30, 2004.

   For the Select Value Fund, the Advisor has contractually agreed to waive up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended April 30, 2004 was $14,248. There were no reimbursements for the period ended April 30, 2004.

   The advisor does not have the ability to recover amounts waived or reimbursed from previous periods.

   Special Service Charge

   A special servicing agreement was entered into in February 1999 by the Advisor and approved annually by the Funds' Board of Trustees. The special servicing agreement is between the Fund of Funds (a group of five LifePoints Funds and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed below, the "Underlying Funds" in which the Fund of Funds invest. In accordance with the special servicing agreement, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings appear in the form of reduced transfer agent costs resulting from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. Rather than having each investor open a shareholder account to invest individually in the Underlying Funds, the Fund of Funds act as omnibus accounts combining thousands of individual shareholder accounts into a single account. This benefits the Underlying Funds, by significantly reducing the number of shareholder accounts that need to be maintained, and by the omnibus accounts' netting out the trades of individual shareholders to a point where the Fund of Funds only execute one trade each day with each Underlying Fund. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds.

   For the period ended April 30, 2004, the special servicing expense charged to the Underlying Funds amounted to:

                                      AMOUNT
        UNDERLYING FUNDS               PAID
------------------------------------------------
Diversified Equity                $      676,643
Special Growth                           149,265
Quantitative Equity                      685,271
International Securities                 611,046
Emerging Markets                         111,400
Real Estate Securities                   193,264

------------------------------------------------
                                      AMOUNT
        UNDERLYING FUNDS               PAID
Short Term Bond                   $      361,487
Diversified Bond                         461,750
Multistrategy Bond                       451,551
Tax-Managed Large Cap                     43,140
Tax-Managed Mid & Small Cap               12,942

 172  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period ended April 30, 2004 the Fund's custodian fees were reduced by the following amounts under these arrangements:

                                      AMOUNT
             FUNDS                     PAID
------------------------------------------------
Diversified Equity                $          613
Special Growth                               415
Quantitative Equity                          126
International Securities                   1,105
Emerging Markets                           1,032
Real Estate Securities                       139
Short Term Bond                            2,335

------------------------------------------------
                                      AMOUNT
             FUNDS                     PAID
Diversified Bond                  $        4,800
Multistrategy Bond                        13,471
Tax Exempt Bond                              171
Tax-Managed Large Cap                         12
Tax-Managed Mid & Small Cap                   85
Select Growth                                 80
Select Value                                 167

   Analytic services

   Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department. Total fees for the Funds reported herein for the period ended April 30, 2004 were $93,144.
   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the Funds reported herein for the period ended April 30, 2004 were $5,654,307.

   In addition, FRIMCo has contractually agreed to waive a portion of its transfer agency fees to the extent that those fees would affect "Other Expenses" of certain Funds by one basis point or more. The total transfer agent fee waivers for the period ended April 30, 2004 were as follows:

                                               TA FEE
                   FUNDS                   WAIVER AMOUNT
   -------------------------------------------------------
   Select Growth                          $         19,875
   Select Value                                     14,248

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E and Class C shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E and Class C shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

                                              Notes to Financial Statements  173

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Brokerage commissions

   The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Amounts retained by Frank Russell Securities, Inc. for the period ended April 30, 2004 were as follows:

             FUNDS                    AMOUNT
------------------------------------------------
Diversified Equity                $       27,449
Special Growth                            31,015
Quantitative Equity                          888
International Securities                  77,336
Emerging Markets                          47,905

------------------------------------------------
             FUNDS                    AMOUNT
Real Estate Securities            $       10,284
Tax-Managed Large Cap                      9,745
Tax-Managed Mid & Small Cap                6,805
Select Growth                              4,301
Select Value                              11,148

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 Funds, and Russell Investment Funds ("RIF"), which has 5 Funds. Each of the Trustees is a Trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

5. FEDERAL INCOME TAXES

   At October 31, 2003, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                   FUNDS                      10/31/04           10/31/05           10/31/06           10/31/07
   ----------------------------------------------------------------------------------------------------------------
   Diversified Equity                     $             --   $             --   $             --   $             --
   Quantitative Equity                                  --                 --                 --                 --
   International Securities                             --                 --                 --                 --
   Emerging Markets                                     --                 --         50,206,158         30,325,300
   Real Estate Securities                               --                 --                 --                 --
   Short Term Bond                                      --                 --                 --                 --
   Tax Exempt Bond                                      --                 --                 --                 --
   Tax-Managed Large Cap                                --                 --            456,687            716,803
   Tax-Managed Mid & Small Cap                          --                 --                 --                 --
   Select Growth                                        --                 --                 --                 --
   Select Value                                         --                 --                 --         18,997,330

 174  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                  FUNDS                    10/31/08         10/31/09         10/31/10         10/31/11          TOTALS
   -----------------------------------------------------------------------------------------------------------------------
   Diversified Equity                   $           --   $  172,665,373   $  142,748,135   $    7,114,511   $  322,528,019
   Quantitative Equity                              --      111,873,333      119,241,118        9,890,542      241,004,993
   International Securities                         --      130,311,494      114,932,732       27,880,979      273,125,205
   Emerging Markets                          6,163,374       62,678,057       24,430,000               --      173,802,889
   Real Estate Securities                           --               --               --          482,634          482,634
   Short Term Bond                           2,566,255               --               --               --        2,566,255
   Tax Exempt Bond                             959,198               --               --               --          959,198
   Tax-Managed Large Cap                    15,494,001       40,037,533       59,069,223               --      115,774,247
   Tax-Managed Mid & Small Cap               6,256,218       17,757,128       14,180,832               --       38,194,178
   Select Growth                                    --       15,155,988       14,206,106          245,281       29,607,375
   Select Value                                451,724        6,893,154       10,022,818          972,824       37,337,850

   At April 30, 2004, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                                                                               INTERNATIONAL
                                DIVERSIFIED EQUITY    SPECIAL GROWTH    QUANTITATIVE EQUITY      SECURITIES
   -----------------------------------------------------------------------------------------------------------
   Cost of Investments           $  1,717,496,374    $    723,553,803    $  1,790,164,095     $  1,809,595,743
                                 ================    ================    ================     ================
   Unrealized Appreciation            185,164,762         134,933,191         252,770,110          234,778,544
   Unrealized Depreciation            (27,675,789)        (26,959,209)        (33,986,965)         (33,577,855)
                                 ----------------    ----------------    ----------------     ----------------
   Net Unrealized Appreciation
     (Depreciation)              $    157,488,973    $    107,973,982    $    218,783,145     $    201,200,689
                                 ================    ================    ================     ================

                                                        REAL ESTATE
                                   EMERGING MARKETS      SECURITIES      SHORT TERM BOND    DIVERSIFIED BOND   MULTISTRATEGY BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments             $    414,520,881   $    808,644,840   $  1,056,797,995   $  1,807,895,525    $  1,602,112,454
                                   ================   ================   ================   ================    ================
   Unrealized Appreciation               99,346,791        207,488,005          4,655,192         13,900,756          14,119,630
   Unrealized Depreciation              (14,534,427)        (6,440,897)        (6,274,363)       (19,191,728)         (9,901,350)
                                   ----------------   ----------------   ----------------   ----------------    ----------------
   Net Unrealized Appreciation
     (Depreciation)                $     84,812,364   $    201,047,108   $     (1,619,171)  $     (5,290,972)   $      4,218,280
                                   ================   ================   ================   ================    ================

                                                          TAX-MANAGED      TAX-MANAGED MID
                                     TAX EXEMPT BOND       LARGE CAP         & SMALL CAP       SELECT GROWTH       SELECT VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments               $    179,265,344   $    285,647,740   $    117,222,947   $     99,221,503   $    228,043,329
                                     ================   ================   ================   ================   ================
   Unrealized Appreciation                  5,328,220         71,989,338         18,674,122         11,070,172         26,295,632
   Unrealized Depreciation                 (1,338,585)        (2,931,945)        (6,475,173)        (3,020,587)        (4,216,339)
                                     ----------------   ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                  $      3,989,635   $     69,057,393   $     12,198,949   $      8,049,585   $     22,079,293
                                     ================   ================   ================   ================   ================

                                              Notes to Financial Statements  175

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the period ended April 30, 2004 and the year ended October 31, 2003 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   DIVERSIFIED EQUITY                             -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 599                 918   $          22,812   $          29,738
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                   1
      Payments for shares redeemed                             (170)               (254)             (6,471)             (8,024)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             429                 664              16,341              21,715
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 224                 324               8,814              10,798
      Proceeds from reinvestment of
         distributions                                            1                   3                  45                  84
      Payments for shares redeemed                              (83)               (166)             (3,263)             (5,479)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             142                 161               5,596               5,403
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               9,223              15,421             360,294             508,916
      Proceeds from reinvestment of
         distributions                                           58                  99               2,232               3,277
      Payments for shares redeemed                           (4,175)             (7,870)           (164,202)           (256,567)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 5,106               7,650             198,324             255,626
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               5,677               8,475   $         220,261   $         282,744
                                                  =================   =================   =================   =================

   SPECIAL GROWTH
      Class C
      Proceeds from shares sold                                 231                 336   $          11,459   $          12,846
      Proceeds from reinvestment of
         distributions                                           22                  --               1,039                  --
      Payments for shares redeemed                              (96)               (116)             (4,769)             (4,329)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase(decrease)                                    157                 220               7,729               8,517
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 109                 144               5,680               5,861
      Proceeds from reinvestment of
         distributions                                            9                  --                 445                  --
      Payments for shares redeemed                              (60)               (144)             (3,098)             (6,167)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    58                  --               3,027                (306)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,445               4,627             128,722             184,124
      Proceeds from reinvestment of
         distributions                                          223                  --              11,203                  --
      Payments for shares redeemed                           (2,368)             (6,750)           (124,980)           (274,424)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   300              (2,123)             14,945             (90,300)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 515              (1,903)  $          25,701   $         (82,089)
                                                  =================   =================   =================   =================

 176  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   QUANTITATIVE EQUITY                            -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 689               1,057   $          23,199   $          30,240
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  10
      Payments for shares redeemed                             (181)               (304)             (6,080)             (8,469)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   508                 753              17,119              21,781
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 212                 410               7,306              11,848
      Proceeds from reinvestment of
         distributions                                            2                   4                  83                 110
      Payments for shares redeemed                              (80)               (212)             (2,786)             (6,243)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   134                 202               4,603               5,715
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              10,941              18,665             377,084             541,077
      Proceeds from reinvestment of
         distributions                                           79                 145               2,672               4,204
      Payments for shares redeemed                           (5,412)            (10,800)           (187,547)           (308,827)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 5,608               8,010             192,209             236,454
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               6,250               8,965   $         213,931   $         263,950
                                                  =================   =================   =================   =================

   INTERNATIONAL SECURITIES
      Class C
      Proceeds from shares sold                                 407                 687   $          21,226   $          27,986
      Proceeds from reinvestment of
         distributions                                           15                   3                 743                 121
      Payments for shares redeemed                              (87)               (286)             (4,540)            (11,309)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   335                 404              17,429              16,798
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 120                 339               6,449              13,969
      Proceeds from reinvestment of
         distributions                                           10                   4                 526                 174
      Payments for shares redeemed                              (63)               (231)             (3,377)             (9,667)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    67                 112               3,598               4,476
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               5,967              10,820             321,440             453,336
      Proceeds from reinvestment of
         distributions                                          235                 147              12,187               5,776
      Payments for shares redeemed                           (4,046)             (5,597)           (219,005)           (234,559)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,156               5,370             114,622             224,553
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,558               5,886   $         135,649   $         245,827
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  177

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   EMERGING MARKETS                               -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 431               1,750   $           5,041   $          14,145
      Proceeds from reinvestment of
         distributions                                           27                  --                 295                  --
      Payments for shares redeemed                             (132)             (1,316)             (1,564)            (10,531)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   326                 434               3,772               3,614
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 245                 919               3,027               7,634
      Proceeds from reinvestment of
         distributions                                           22                   1                 254                  10
      Payments for shares redeemed                             (155)               (921)             (1,897)             (7,838)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   112                  (1)              1,384                (194)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               8,489              13,237             103,071             110,203
      Proceeds from reinvestment of
         distributions                                          638                 112               7,205                 885
      Payments for shares redeemed                           (5,285)            (13,605)            (63,798)           (115,494)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,842                (256)             46,478              (4,406)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               4,280                 177   $          51,634   $            (986)
                                                  =================   =================   =================   =================

   REAL ESTATE SECURITIES
      Class C
      Proceeds from shares sold                                 383                 471   $          14,131   $          14,334
      Proceeds from reinvestment of
         distributions                                           19                  29                 727                 873
      Payments for shares redeemed                             (119)               (127)             (4,384)             (3,737)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   283                 373              10,474              11,470
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 142                 202               5,313               6,382
      Proceeds from reinvestment of
         distributions                                           11                  19                 415                 585
      Payments for shares redeemed                              (76)               (134)             (2,856)             (4,089)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    77                  87               2,872               2,878
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               5,187               8,676             193,462             266,549
      Proceeds from reinvestment of
         distributions                                          343                 746              13,394              22,895
      Payments for shares redeemed                           (3,318)             (7,603)           (124,121)           (229,269)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,212               1,819              82,735              60,175
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,572               2,279   $          96,081   $          74,523
                                                  =================   =================   =================   =================

 178  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   SHORT TERM BOND                                -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 541               2,032   $          10,362   $          38,752
      Proceeds from reinvestment of
         distributions                                            7                  22                 127                 412
      Payments for shares redeemed                             (622)               (721)            (11,874)            (13,733)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   (74)              1,333              (1,385)             25,431
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 258                 659               4,943              12,587
      Proceeds from reinvestment of
         distributions                                            8                  21                 145                 397
      Payments for shares redeemed                             (132)               (537)             (2,521)            (10,255)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   134                 143               2,567               2,729
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              11,294              33,169             216,137             632,686
      Proceeds from reinvestment of
         distributions                                          231                 611               4,412              11,625
      Payments for shares redeemed                           (9,150)            (15,043)           (175,076)           (287,186)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,375              18,737              45,473             357,125
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,435              20,213   $          46,655   $         385,285
                                                  =================   =================   =================   =================

   DIVERSIFIED BOND
      Class C
      Proceeds from shares sold                                 426                 700   $          10,346   $          17,196
      Proceeds from reinvestment of
         distributions                                           45                  48               1,079               1,156
      Payments for shares redeemed                             (222)               (361)             (5,392)             (8,833)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   249                 387               6,033               9,519
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 359                 750               8,740              18,440
      Proceeds from reinvestment of
         distributions                                           49                  58               1,184               1,421
      Payments for shares redeemed                             (182)               (501)             (4,428)            (12,285)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   226                 307               5,496               7,576
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              11,310              20,002             268,825             480,706
      Proceeds from reinvestment of
         distributions                                          607                 952              14,334              22,638
      Payments for shares redeemed                           (5,220)            (12,585)           (124,137)           (303,165)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 6,697               8,369             159,022             200,179
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               7,172               9,063   $         170,551   $         217,274
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  179

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   MULTISTRATEGY BOND                             -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                               1,093               1,666   $          11,473   $          17,358
      Proceeds from reinvestment of
         distributions                                          107                  57               1,113                 590
      Payments for shares redeemed                             (405)               (720)             (4,252)             (7,482)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   795               1,003               8,334              10,466
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 603                 938               6,344               9,804
      Proceeds from reinvestment of
         distributions                                           71                  41                 737                 421
      Payments for shares redeemed                             (138)               (388)             (1,450)             (4,023)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   536                 591               5,631               6,202
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              29,968              40,061             314,453             419,242
      Proceeds from reinvestment of
         distributions                                        1,248               1,056              13,000              10,872
      Payments for shares redeemed                           (8,742)            (16,456)            (91,667)           (170,784)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                22,474              24,661             235,786             259,330
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              23,805              26,255   $         249,751   $         275,998
                                                  =================   =================   =================   =================

   TAX EXEMPT BOND
      Class C
      Proceeds from shares sold                                 199                 212   $           4,408   $           4,651
      Proceeds from reinvestment of
         distributions                                            5                   9                 101                 208
      Payments for shares redeemed                              (71)               (152)             (1,566)             (3,348)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   133                  69               2,943               1,511
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  85                 156               1,909               3,434
      Proceeds from reinvestment of
         distributions                                            5                   8                 101                 181
      Payments for shares redeemed                              (37)               (129)               (826)             (2,851)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    53                  35               1,184                 764
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,282               2,197              50,583              48,457
      Proceeds from reinvestment of
         distributions                                          100                 211               2,197               4,639
      Payments for shares redeemed                           (1,207)             (2,623)            (26,702)            (57,874)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,175                (215)             26,078              (4,778)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               1,361                (111)  $          30,205   $           2,503
                                                  =================   =================   =================   =================

 180  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   TAX-MANAGED LARGE CAP                          -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 206                 189   $           3,297   $           2,569
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (70)               (136)             (1,125)             (1,843)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   136                  53               2,172                 726
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  59                 130                 971               1,846
      Proceeds from reinvestment of
         distributions                                            1                   1                  17                  18
      Payments for shares redeemed                              (32)                (25)               (510)               (320)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    28                 106                 478               1,544
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,099               6,995              34,317              93,132
      Proceeds from reinvestment of
         distributions                                           90                 198               1,429               2,561
      Payments for shares redeemed                           (1,898)            (13,997)            (30,783)           (187,747)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   291              (6,804)              4,963             (92,054)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 455              (6,645)  $           7,613   $         (89,784)
                                                  =================   =================   =================   =================

   TAX-MANAGED MID & SMALL CAP
      Class C
      Proceeds from shares sold                                 119                 193   $           1,178   $           1,496
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (56)               (138)               (554)             (1,050)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    63                  55                 624                 446
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  20                  83                 202                 638
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                               (9)               (117)                (89)               (975)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    11                 (34)                113                (337)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               1,080               5,313              11,045              41,254
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                           (1,047)             (5,570)            (10,804)            (42,919)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    33                (257)                241              (1,665)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 107                (236)  $             978   $          (1,556)
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  181

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   SELECT GROWTH                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 365                 289   $           2,572   $           1,782
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (110)                (69)               (780)               (379)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   255                 220               1,792               1,403
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 133                 238                 976               1,575
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (44)                (77)               (325)               (458)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    89                 161                 651               1,117
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               1,678               1,424              12,518               8,243
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (230)               (309)             (1,721)             (1,742)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,448               1,115              10,797               6,501
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,234               2,268              16,277              13,901
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                           (1,478)               (843)            (11,003)             (4,812)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   756               1,425               5,274               9,089
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,548               2,921   $          18,514   $          18,110
                                                  =================   =================   =================   =================

 182  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   SELECT VALUE                                   -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 533                 395   $           5,162   $           2,973
      Shares issued in connection with
         acquisition of Equity Income Fund                                          523                                   4,583
      Proceeds from reinvestment of
         distributions                                            1                  --                   8                   2
      Payments for shares redeemed                             (159)                (85)             (1,552)               (668)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   375                 833               3,618               6,890
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  70                 382                 686               3,038
      Shares issued in connection with
         acquisition of Equity Income Fund                                          144                                   1,273
      Proceeds from reinvestment of
         distributions                                            2                   4                  22                  29
      Payments for shares redeemed                              (87)               (114)               (865)               (974)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   (15)                416                (157)              3,366
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               1,969               1,054              19,544               6,240
      Shares issued in connection with
         acquisition of Equity Income Fund                                        4,359                                  38,574
      Proceeds from reinvestment of
         distributions                                           35                  33                 337                 267
      Payments for shares redeemed                           (1,677)             (1,936)            (16,528)            (14,535)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   327               3,510               3,353              30,546
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,720               4,346              26,590              32,482
      Shares issued in connection with
         acquisition of Equity Income Fund                                        7,103                                  62,787
      Proceeds from reinvestment of
         distributions                                           52                  42                 496                 339
      Payments for shares redeemed                           (2,678)             (1,581)            (26,341)            (13,117)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    94               9,910                 745              82,491
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 781              14,669   $           7,559   $         123,293
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 22, 2004 and will be reviewed at such time for possible renewal. The Funds did not have any drawdowns for the period ended April 30, 2004.

                                              Notes to Financial Statements  183

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

8. BENEFICIAL INTEREST

   As of April 30, 2004, the following table includes shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

                                           # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Diversified Equity                              4                   53.6
   Special Growth                                  2                   31.9
   Quantitative Equity                             3                   43.4
   International Securities                        4                   57.6
   Emerging Markets                                3                   47.4
   Real Estate Securities                          2                   32.0
   Short-Term Bond                                 3                   64.8
   Diversified Bond                                2                   47.3
   Multistrategy Bond                              3                   67.9
   Tax Exempt Bond                                 1                   44.2
   Tax-Managed Large Cap                           2                   50.9
   Tax-Managed Mid & Small Cap                     1                   51.9
   Select Growth                                   2                   72.8
   Select Value                                    2                   48.0

9. ILLIQUID OR RESTRICTED SECURITIES

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists.

   Pursuant to guidelines established by the Board of Trustees, the Adviser has determined that a liquid trading market exists for the following restricted securities held as of April 30, 2004:

   Illiquid Securities

                                                                                                     COST         MARKET VALUE
            FUND - % OF NET ASSETS            ACQUISITION         SHARES       COST PER UNIT        (000)            (000)
                  SECURITIES                      DATE         OUTSTANDING           $                $                $
   ----------------------------------------------------------------------------------------------------------------------------
   Diversified Equity Fund - 0.0%
   Progress Energy, Inc. -- CVO                    12/01/00            2,300             0.49                1                1
   Progress Energy, Inc. -- CVO                    04/07/04            3,200             0.49                2                1
                                                                                                                 --------------
                                                                                                                              2
                                                                                                                 ==============
   Select Value Fund - 0.0%
   Progress Energy, Inc. -- CVO                    12/01/00            1,300             0.49                1               --
                                                                                                                 --------------
                                                                                                                             --
                                                                                                                 ==============

 184  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Restricted Securities (144A)

                                                                                                       COST         MARKET VALUE
             FUND - % OF NET ASSETS             ACQUISITION         SHARES       COST PER UNIT        (000)            (000)
                   SECURITIES                       DATE         OUTSTANDING           $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   Short Term Bond Fund - 0.4%
   Alter Moneta Receivables LLC                      09/17/03        2,949,191           100.44            2,962            2,939
   CS First Boston Mortgage Securities Corp.         09/24/02          834,612           100.00              835              837
                                                                                                                   --------------
                                                                                                                            3,776
                                                                                                                   ==============
   Diversified Bond Fund - 0.4%
   ABSC NIMs Trust                                   11/04/03          510,128            98.67              503              513
   Asset Backed Funding Corp. NIM Trust              08/22/03          293,266           100.00              293              294
   Countrywide Asset-Backed Certificates             02/12/04          363,651            99.89              363              367
   Chalet Finance PLC                                10/08/03        1,070,000           100.00            1,070            1,071
   Chase Funding Net Interest Margin                 06/05/03          104,092            99.90              104              104
   Chase Funding Net Interest Margin                 02/12/04          257,807            99.89              258              260
   Crest, Ltd.                                       11/25/03        1,655,000           100.00            1,655            1,651
                                                                                                                   --------------
                                                                                                                            4,260
                                                                                                                   ==============
   Multistrategy Bond Fund - 0.3%
   Argent NIM Trust                                  12/09/03          230,551           100.00              231              231
   Arlington Street CDO, Ltd.                        06/04/03        1,839,875           102.82            1,892            1,895
   ATA Airlines, Inc.                                01/20/04          600,917            85.58              514              526
   Chancellor/Triton CBO, Ltd.                       11/12/03          652,540            95.98              626              639
   Chase Funding Net Interest Margin                 02/12/04          217,305            99.87              217              217
   Home Equity Asset Trust                           10/08/03          131,312            99.01              130              132
   OAO Gazprom                                       04/22/04          290,000           107.62              312              298
                                                                                                                   --------------
                                                                                                                            3,938
                                                                                                                   ==============

10. SHAREHOLDER REQUESTS FOR OTHER INFORMATION

     A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available
     (i) without charge, upon request, by calling the Fund at (800) 787-7354,
     (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

                                              Notes to Financial Statements  185

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              35         None
  Jr., Born July 3,   and Chairman      successor is     - Chairman Emeritus, FRIC and
  1932                Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.
  Tacoma, Washington                                     - Chairman Emeritus, Russell
  98402-1616                                               20/20 Association
                                                         - Chairman Emeritus, Frank
                                                           Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - Chairman of Sunshine
                                                           Management Services, LLC
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                                        and qualified    - CEO and Chairman of the                          company)
  909 A Street                                             Board, Russell Fund
  Tacoma, Washington  Chairman of the   Until successor    Distributors, Inc. and
  98402-1616          Board since 1999  is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Director and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

 186  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - 1990 - 2003, President, FRC,        35         None
  Phillips,           2002              successor is     - 1993 - 2003, CEO, FRC
  Born January 20,                      duly elected     - Chairman of the Board and
  1948                                  and qualified.     Director, FRC
                                                         - Trustee, FRIC and RIF
  909 A Street                                           - Director, FRTC and Frank
  Tacoma, Washington                                       Russell Capital Inc.
  98402-1616                                             - Director/Chairman, Frank
                                                           Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of The
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 A Street Tacoma,
 Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  35         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       Until 2002
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Appointed until  - Retired since 1986                  35         None
 Born June 8, 1925    since 2004        successor is     - Trustee of FRIC and RIF
                                        duly elected       Until 2004
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  187

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy   Trustee since     Appointed until  - Retired since 2003                  35         - Director, Gold
 Born June 6, 1946    2003              successor is     - 2001 - 2003, Vice President                      Banc
                                        duly elected       and Chief Financial Officer,                     Corporation,
 909 A Street                           and qualified      Janus Capital Group Inc.                         Inc.
 Tacoma, Washington                                      - 1979 - 2001, Audit and
 98402-1616                                                Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  35         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.        2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
                                                         - 1995 to 1999, Hearing
                                                           Officer, University of
                                                           Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

 188  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Chief Portfolio   Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Strategist since  by Trustees      - Chief Portfolio Strategist, FRIMCo
                                January 2004                       - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Russell Fund Distributors, Inc.
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  189

FRANK RUSSELL INVESTMENT COMPANY

RUSSELL FUNDS
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl J. Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Tom F. Hanly, Chief Investment Officer
 Randall P. Lert, Director of Investments
 Mark D. Amberson, Director of Short Term Investment Funds
 Gregory J. Lyons, Assistant Secretary and Associate General Counsel Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Bruce S.C. Dunn, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS

Diversified Equity Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Ark Asset Management Co., Inc., New York, NY
 Barclays Global Fund Advisors, San Francisco, CA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Special Growth Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Roxbury Capital Management, LLC, Santa Monica, CA
 Suffolk Capital Management, LLC, New York, NY
 TimesSquare Capital Management, Inc., New York, NY

Quantitative Equity Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Barclays Global Fund Advisors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Securities Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Capital International, Inc., Los Angeles, CA
 Delaware International Advisers Ltd., London, England
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mastholm Asset Management, LLC, Bellevue, WA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

 190  Manager, Money Managers and Service Providers

FRANK RUSSELL INVESTMENT COMPANY

RUSSELL FUNDS
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

Emerging Markets Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Foreign & Colonial Emerging Markets Limited, London, England
 Genesis Asset Managers Limited, London, England
 T. Rowe Price International, Inc., Baltimore, MD

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 INVESCO Institutional (N.A.), Inc., which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX
 RREEF America L.L.C., Chicago, IL

Short Term Bond Fund
 Merganser Capital Management L.P., Cambridge, MA
 Pacific Investment Management Company LLC,
   Newport Beach, CA
 STW Fixed Income Management, Santa Barbara, CA

Diversified Bond Fund
 Lincoln Capital Fixed Income Management Company,
   Chicago, IL
 Pacific Investment Management Company LLC,
   Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

Multistrategy Bond Fund
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Morgan Stanley Investment Management Inc., West Conshohocken, PA
 Pacific Investment Management Company LLC,
   Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

Tax Exempt Bond Fund
 MFS Institutional Advisors, Inc., Boston, MA
 Standish Mellon Asset Management Company LLC,
   Boston, MA

Tax-Managed Large Cap Fund
 Kayne Anderson Rudnick Investment Management, LLC, Los Angeles, CA John A. Levin & Co., Inc., New York, NY
 J.P. Morgan Investment Management Inc., New York, NY
 Sands Capital Management, Inc., Arlington, VA

Tax-Managed Mid & Small Cap Fund
 Geewax, Terker & Company, Chadds Ford, PA

Select Growth Fund
 Ark Asset Management Co., Inc., New York, NY
 CapitalWorks Investment Partners, LLC, San Diego, CA
 Fuller & Thaler Asset Management, Inc., San Mateo, CA
 TCW Investment Management Company, Los Angeles, CA
 Turner Investment Partners, Inc., Berwyn, PA

Select Value Fund
 DePrince, Race & Zollo, Inc., Orlando, FL
 Iridian Asset Management LLC, Westport, CT
 MFS Institutional Advisors, Inc., Boston, MA

 Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                              Manager, Money Managers and Service Providers  191

                      (This page intentionally left blank)

                      (This page intentionally left blank)

(RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-067 (1 04/04)

TAX-MANAGED GLOBAL EQUITY FUND

                                                FRANK RUSSELL INVESTMENT COMPANY


                          (MOUNTAIN BACKGROUND GRAPHIC)


2004 SEMIANNUAL REPORT


CLASS C, E, AND S SHARES


TAX-MANAGED GLOBAL EQUITY FUND




APRIL 30, 2004




                                                                  (RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. These financial statements report on one Fund, which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                         Tax-Managed Global Equity Fund

                               Semiannual Report

                           April 30, 2004 (Unaudited)

                               Table of Contents

                                                                            Page
Schedule of Investments..............................................         3

Statement of Assets and Liabilities..................................         4

Statement of Operations..............................................         5

Statement of Changes in Net Assets...................................         6

Financial Highlights - Class C.......................................         7

Financial Highlights - Class S.......................................         8

Notes to Financial Statements........................................         9
Disclosure of Information about Fund Directors.......................        14

Manager, Money Managers and Service Providers........................        18

Frank Russell Investment Company - Tax-Managed Global Equity Fund

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Domestic Equities - 74.8%
Quantitative Equity Fund                              141,311           4,851
Tax-Managed Large Cap Fund                          1,468,030          24,237
Tax-Managed Mid & Small Cap Fund                      712,122           7,271
                                                                 ------------
                                                                       36,359
                                                                 ------------

International Equities - 25.0%
Emerging Markets Fund                                 206,545           2,427
International Securities Fund                         178,932           9,707
                                                                 ------------
                                                                       12,134
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $39,065)                                              48,493

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                                100
                                                                 ------------

NET ASSETS - 100.0%                                                    48,593
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                      Schedule of Investments  3

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands
--------------------------------------------------------------------------------

ASSETS
Investments at market (identified cost $39,065).....................................    $               48,493
   Receivable for fund shares sold..................................................                       186
                                                                                        ----------------------
Total assets........................................................................                    48,679
                                                                                        ----------------------

LIABILITIES
Payables:
      Investments purchased.................................    $                 75
      Accrued fees to affiliates............................                      11
                                                                --------------------
Total liabilities...................................................................                        86
                                                                                        ----------------------

NET ASSETS..........................................................................    $               48,593
                                                                                        ======================

Net Assets Consist of:
Undistributed (overdistributed) net investment income...............................    $                   44
Accumulated net realized gain (loss)................................................                   (18,358)
Unrealized appreciation (depreciation) on investments...............................                     9,428
Shares of beneficial interest.......................................................                        59
Additional paid-in capital..........................................................                    57,420
                                                                                        ----------------------

NET ASSETS..........................................................................    $               48,593
                                                                                        ======================

NET ASSET VALUE, per share:
   Class C ($12,963,518 divided by 1,587,520 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                 8.17
                                                                                        ======================
   Class S ($35,629,588 divided by 4,270,121 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                 8.34
                                                                                        ======================

See accompanying notes which are an integral part of the financial statements.

 4  Statement of Assets and Liabilities

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2004 (UNAUDITED)

Amounts in thousands
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income distributions from Underlying Funds.......................................    $                  393

EXPENSES
   Advisory fees............................................    $                 48
   Distribution fees - Class C..............................                      47
   Shareholder servicing fees - Class C.....................                      16
                                                                --------------------
   Expenses before reductions...............................                     111
   Expense reductions.......................................                     (48)
                                                                --------------------
Net expenses........................................................................                        63
                                                                                        ----------------------
Net investment income (loss)........................................................                       330
                                                                                        ----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments.............................................                       113
Net change in unrealized appreciation (depreciation) on investments.................                     3,142
                                                                                        ----------------------
Net realized and unrealized gain (loss).............................................                     3,255
                                                                                        ----------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............................    $                3,585
                                                                                        ======================

  See accompanying notes which are an integral part of the financial statements.

                                                      Statement of Operations  5

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS              FISCAL YEAR
                                                                       ENDED                    ENDED
                                                                   APRIL 30, 2004            OCTOBER 31,
AMOUNTS IN THOUSANDS                                                (UNAUDITED)                  2003
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss).............................    $                330    $                  207
   Net realized gain (loss).................................                     113                    (7,432)
   Net change in unrealized appreciation (depreciation).....                   3,142                    16,252
                                                                --------------------    ----------------------
      Net increase (decrease) in net assets from
       operations...........................................                   3,585                     9,027
                                                                --------------------    ----------------------

DISTRIBUTIONS
   From net investment income
      Class C...............................................                     (10)                       --
      Class S...............................................                    (317)                     (166)
                                                                --------------------    ----------------------

      Net decrease in net assets from distributions.........                    (327)                     (166)
                                                                --------------------    ----------------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
     transactions...........................................                     951                    (4,575)
                                                                --------------------    ----------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.................                   4,209                     4,286

NET ASSETS
   Beginning of period......................................                  44,384                    40,098
                                                                --------------------    ----------------------
   End of period (including undistributed (overdistributed)
     net investment income of $44 and $41, respectively)....    $             48,593    $               44,384
                                                                ====================    ======================

See accompanying notes which are an integral part of the financial statements.

 6  Statement of Changes in Net Assets

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

For a Share Outstanding Throughout each Period.

                                                                                   FISCAL YEAR ENDED OCTOBER 31,
                                                                   --------------------------------------------------------------
                                                      2004*            2003            2002            2001            2000**
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...........    $       7.61    $       6.15    $       7.29    $       9.73    $        10.00
                                                   ------------    ------------    ------------    ------------    --------------

INCOME FROM OPERATIONS
   Net investment income (loss) (a)(b).........             .02            (.02)           (.05)           (.06)             (.06)
   Net realized and unrealized gain (loss).....             .55            1.48           (1.03)          (2.38)             (.19)
                                                   ------------    ------------    ------------    ------------    --------------
      Total income from operations.............             .57            1.46           (1.08)          (2.44)             (.25)
                                                   ------------    ------------    ------------    ------------    --------------

DISTRIBUTIONS
   From net investment income..................            (.01)             --              --              --              (.02)
   From net realized gain......................              --              --            (.06)             --                --
                                                   ------------    ------------    ------------    ------------    --------------
      Total distributions......................            (.01)             --            (.06)             --              (.02)
                                                   ------------    ------------    ------------    ------------    --------------

NET ASSET VALUE, END OF PERIOD.................    $       8.17    $       7.61    $       6.15    $       7.29    $         9.73
                                                   ============    ============    ============    ============    ==============

TOTAL RETURN (%) (c)...........................            7.44           23.74          (14.94)         (25.08)            (2.55)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)....          12,964          11,523          10,130           8,104             7,133

   Ratios to average net assets (%):
      Operating expenses, net (d)(e)(f)........            1.00            1.00            1.00            1.00              1.00
      Operating expenses, gross (d)(e).........            1.20            1.20            1.20            1.20              1.20
      Net investment income (loss) (c).........             .30            (.25)           (.68)           (.73)             (.68)
   Portfolio turnover rate (%) (c).............           10.12           59.50           52.55           30.55             44.04

*     For the six months ended April 30, 2004 (Unaudited).
** For the period January 31, 2000 (commencement of operations) to October 31, 2000.
(a)   Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.
(e) The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

  See accompanying notes which are an integral part of the financial statements.

                                                         Financial Highlights  7

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

For a Share Outstanding Throughout each Period.

                                                                                   FISCAL YEAR ENDED OCTOBER 31,
                                                                   --------------------------------------------------------------
                                                      2004*            2003            2002            2001            2000**
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...........    $       7.80    $       6.27    $       7.38    $       9.77    $        10.00
                                                   ------------    ------------    ------------    ------------    --------------

INCOME FROM OPERATIONS
   Net investment income (loss) (a)(b).........             .07             .05             .03             .02               .01
   Net realized and unrealized gain (loss).....             .54            1.52           (1.06)          (2.39)             (.22)
                                                   ------------    ------------    ------------    ------------    --------------
      Total income from operations.............             .61            1.57           (1.03)          (2.37)             (.21)
                                                   ------------    ------------    ------------    ------------    --------------

DISTRIBUTIONS
   From net investment income..................            (.07)           (.04)           (.02)           (.02)             (.02)
   From net realized gain......................              --              --            (.06)             --                --
                                                   ------------    ------------    ------------    ------------    --------------
      Total distributions......................            (.07)           (.04)           (.08)           (.02)             (.02)
                                                   ------------    ------------    ------------    ------------    --------------
NET ASSET VALUE, END OF PERIOD.................    $       8.34    $       7.80    $       6.27    $       7.38    $         9.77
                                                   ============    ============    ============    ============    ==============

TOTAL RETURN (%) (c)...........................            7.87           25.09          (14.10)         (24.27)            (2.12)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)....          35,629          32,861          29,968          34,661            26,802

   Ratios to average net assets (%):
      Operating expenses, net (d)(e)(f)........              --              --              --              --                --
      Operating expenses, gross (d)(e).........             .20             .20             .20             .20               .20
      Net investment income (loss) (c).........             .82             .77             .39             .29               .06
   Portfolio turnover rate (%) (c).............           10.12           59.50           52.55           30.55             44.04

*     For the six months ended April 30, 2004 (Unaudited).
** For the period February 1, 2000 (commencement of operations) to October 31, 2000.
(a)   Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.
(e) The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

 8  Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS  --  APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios, referred to as "Funds." These financial statements report on one Fund, which has a distinct investment objective and strategy. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   The Fund allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). The Fund will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to pursue the Fund's investment objective. The amounts allocated to each Underlying Fund by the Fund will generally vary within 10% of the percentages specified below:

                                  ASSET ALLOCATION
  ASSET CLASS/UNDERLYING FUNDS         TARGETS
---------------------------------------------------
   Equities
      US Equities
         Tax-Managed Large Cap           50%
         Tax-Managed Mid & Small
            Cap                          15
         Quantitative Equity             10
      International Equities
         International
            Securities                   20
         Emerging Markets                 5

   Objectives of the Underlying Funds:

   Tax-Managed Large Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Tax-Managed Mid & Small Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

   Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

                                                Notes to Financial Statements  9

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED  --  APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of these financial statements.

   Security valuation

   Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of 4:00 p.m. Eastern time, or the close of regular trading on the New York Stock Exchange, if earlier.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Fund.

   Dividends and distributions to shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to wash sale deferrals and capital loss carryforwards. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   Expenses

   Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

   Class allocation

   The Fund offers the following classes of shares: Class C and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

 10  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED  --  APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2004, purchases and sales of the Underlying Funds were as follows:

   FUND                                        PURCHASES               SALES
   --------------------------------------------------------------------------------
   Tax-Managed Global Equity              $         5,821,774   $         4,874,261

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company.

   The Fund is permitted to invest its cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Fund's objectives) in the Frank Russell Investment Company Money Market Fund. As of April 30, 2004, the Fund had no amount invested in the Money Market Fund.

   The Fund is charged an advisory fee equal to 0.20% of average daily net assets. For the period ended April 30, 2004, the Advisor contractually agreed to waive the advisory fee. The Advisor does not have the ability to recover amounts waived from previous periods. The administrative fee was charged to the Underlying Funds in accordance with the special servicing agreements discussed below.

   The Fund will not bear any operating expenses. Operating expenses include those expenses arising from accounting, administrative, custody, auditing, legal, trustee and transfer agent services. They do not include expenses attributable to advisory fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses. The Fund's operating expenses are borne either by the Underlying Funds in which the Fund invests or by FRIMCo. This arrangement is governed by special servicing agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Fund. The Underlying Funds have borne this expense.

   Distributor and Shareholder Servicing

   Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class C and Class S shares of the Fund.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of the Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C shares on an annual basis.

   Accrued shareholder servicing and distribution fees payable to affiliates as of April 30, 2004 were $10,842.

                                               Notes to Financial Statements  11

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED  --  APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

   Transactions With Affiliated Companies

   An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the period ended April 30, 2004 with Underlying Funds which are or were affiliates are as follows:

   AFFILIATE                                  PURCHASE COST              SALES COST          INCOME DISTRIBUTIONS
   ---------------------------------------------------------------------------------------------------------------
   Tax-Managed Mid & Small Cap            $          1,138,045     $            898,174     $                   --
   Tax-Managed Large Cap                             2,236,080                1,969,288                    122,845
                                          ----------------------   ----------------------   ----------------------
                                          $          3,374,125     $          2,867,462     $              122,845
                                          ======================   ======================   ======================

5. FEDERAL INCOME TAXES

   At October 31, 2003, the Fund had a net tax basis capital loss carryforward which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital carryforwards and expiration dates are as follows:

   FUND                                          10/31/10                 10/31/11                  TOTAL
   ---------------------------------------------------------------------------------------------------------------
   Tax-Managed Global Equity              $            2,466,127   $            3,637,299   $            6,103,426

   At April 30, 2004, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                             TAX-MANAGED
                                          GLOBAL EQUITY FUND
   ---------------------------------------------------------
   Cost of Investments                     $     39,096,174
                                           ================
   Unrealized Appreciation                 $      9,396,951
   Unrealized Depreciation                               --
                                           ----------------
   Net Unrealized Appreciation
      (Depreciation)                       $      9,396,951
                                           ================

 12  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED  --  APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the period April 30, 2004 and the year ended October 31, 2003 were as follows:


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
   TAX-MANAGED GLOBAL EQUITY                            2004                2003                2004                2003
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 222               1,365   $           1,810   $           8,773
      Proceeds from reinvestment of
         distributions                                            1                  --                  10                  --
      Payments for shares redeemed                             (150)             (1,498)             (1,231)             (9,531)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    73                (133)                589                (758)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                                 517               3,006               4,235              19,264
      Proceeds from reinvestment of
         distributions                                           38                  25                 309                 155
      Payments for shares redeemed                             (499)             (3,594)             (4,182)            (23,236)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    56                (563)                362              (3,817)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 129                (696)  $             951   $          (4,575)
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Fund may borrow up to a maximum of 33.33% of the value of its net assets under the agreement. The agreement will expire December 22, 2004 and will be reviewed at such time for possible renewal. The Fund did not have any drawdowns during the period ended April 30, 2004.

8. BENEFICIAL INTEREST

   As of April 30, 2004, the following table includes one shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of the Fund:

                   FUND                    # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Tax-Managed Global Equity                       1                   19.7

9. SHAREHOLDER REQUESTS FOR OTHER INFORMATION

   A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available
   (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

                                               Notes to Financial Statements  13

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              35         None
  Jr.,                and               successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Chairman          duly elected       RIF
                      Emeritus since    and qualified    - Chairman Emeritus, Frank
  909 A Street        1999                                 Russell Securities, Inc.
  Tacoma, Washington                                     - Chairman Emeritus, Russell
  98402-1616                                               20/20 Association
                                                         - Chairman Emeritus, Frank
                                                           Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - Chairman of Sunshine
                                                           Management Services, LLC
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                    Until successor    Distributors, Inc. and
  98402-1616                            is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Director and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - 1990-2003, President, FRC,          35         None
  Phillips,           2002              successor is     - 1993-2003, CEO, FRC
  Born January 20,                      duly elected     - Chairman of the Board and
  1948                                  and qualified.     Director, FRC
                                                         - Trustee, FRIC and RIF
  909 A Street                                           - Director, FRTC and Frank
  Tacoma, Washington                                       Russell Capital Inc.
  98402-1616                                             - Director/Chairman, Frank
                                                           Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of The
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

 14  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  35         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       Until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Appointed until  - Retired since 1986                  35         None
 Born June 8, 1925    since 2004        successor is     - Trustee of FRIC and RIF
                                        duly elected       Until 2004
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy   Trustee since     Appointed until  - Retired since 2003                  35         - Director, Gold
 Born June 6, 1946    2003              successor is     - 2001-2003, Vice President                        Banc
                                        duly elected       and Chief Financial Officer,                     Corporation,
 909 A Street                           and qualified      Janus Capital Group Inc.                         Inc.
 Tacoma, Washington                                      - 1979-2001, Audit and
 98402-1616                                                Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  35         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  15

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.        2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
 909 A Street                                            - 1995 to 1999, Hearing
 Tacoma, Washington                                        Officer, University of
 98402-1616                                                Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

 16  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Chief Portfolio   Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Strategist since  by Trustees      - Chief Portfolio Strategist, FRIMCo
                                January 2004                       - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Russell Fund Distributors, Inc.
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
  Born July 20, 1960            Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
  909 A Street                  since 2001                           FRIMCo and Frank Russell Trust Company
  Tacoma, Washington
  98402-1616
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  17

TAX-MANAGED GLOBAL EQUITY FUND

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl J. Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Tom F. Hanly, Chief Investment Officer
 Randall P. Lert, Director of Investments
 Mark D. Amberson, Director of Short Term Investment Funds
 Gregory J. Lyons, Assistant Secretary and Associate General Counsel Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Bruce S.C. Dunn, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS OF UNDERLYING FUNDS

Quantitative Equity Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Barclays Global Fund Advisors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

Tax-Managed Large Cap Fund
 Kayne Anderson Rudnick Investment Management, LLC, Los Angeles, CA John A. Levin & Co., Inc., New York, NY
 J.P. Morgan Investment Management Inc., New York, NY
 Sands Capital Management, Inc., Arlington, VA

Tax-Managed Mid & Small Cap Fund
 Geewax, Terker & Company, Chadds Ford, PA

Emerging Markets Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Foreign & Colonial Emerging Markets Limited, London, England
 Genesis Asset Management Limited, London, England
 T. Rowe Price International, Inc., Baltimore, MD

International Securities Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Capital International, Inc., Los Angeles, CA
 Delaware International Advisers Ltd., London, England
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mastholm Asset Management, LLC, Bellevue, WA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 18  Manager, Money Managers and Service Providers

                      (This page intentionally left blank)

(RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-092 (1 04/04)

FRANK RUSSELL INVESTMENT COMPANY

LIFEPOINTS(R) FUNDS

2004 Semiannual Report

CLASS A, C, D, E, AND S SHARES

EQUITY AGGRESSIVE STRATEGY FUND

AGGRESSIVE STRATEGY FUND

BALANCED STRATEGY FUND

MODERATE STRATEGY FUND

CONSERVATIVE STRATEGY FUND

APRIL 30, 2004

                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. These financial statements report on five Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                              LifePoints(R) Funds

                               Semiannual Report

                           April 30, 2004 (Unaudited)

                               Table of Contents

                                                                            Page
Equity Aggressive Strategy Fund......................................         3

Aggressive Strategy Fund.............................................         4

Balanced Strategy Fund...............................................         5

Moderate Strategy Fund...............................................         6

Conservative Strategy Fund...........................................         7

Statement of Assets and Liabilities..................................         8

Statement of Operations..............................................        10

Statement of Changes in Net Assets...................................        12

Financial Highlights.................................................        14

Notes to Financial Statements........................................        25

Disclosure of Information about Fund Directors.......................        37

Manager, Money Managers and Service Providers........................        41


Frank Russell Investment Company - LifePoints Funds

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% global return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) EQUITY AGGRESSIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Domestic Equities - 70.7%
Diversified Equity Fund                             4,826,810         188,101
Quantitative Equity Fund                            5,484,990         188,300
Real Estate Securities Fund                         1,285,694          45,462
Special Growth Fund                                   741,376          38,062
                                                                 ------------
                                                                      459,925
                                                                 ------------

International Equities - 28.9%
Emerging Markets Fund                               2,682,987          31,525
International Securities Fund                       2,886,818         156,610
                                                                 ------------
                                                                      188,135
                                                                 ------------

TOTAL INVESTMENTS - 99.6%
(identified cost $592,237)                                            648,060

OTHER ASSETS AND LIABILITIES, NET - 0.4%                                2,296
                                                                 ------------

NET ASSETS - 100.0%                                                   650,356
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                LifePoints(R) Equity Aggressive Strategy Fund  3

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) AGGRESSIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 20.1%
Multistrategy Bond Fund                            24,440,130         252,955
                                                                 ------------

Domestic Equities - 56.6%
Diversified Equity Fund                             7,362,487         286,916
Quantitative Equity Fund                            8,365,278         287,180
Real Estate Securities Fund                         2,114,609          74,772
Special Growth Fund                                 1,202,213          61,722
                                                                 ------------
                                                                      710,590
                                                                 ------------

International Equities - 22.8%
Emerging Markets Fund                               4,200,493          49,356
International Securities Fund                       4,379,908         237,610
                                                                 ------------
                                                                      286,966
                                                                 ------------

TOTAL INVESTMENTS - 99.5%
(identified cost $1,176,508)                                        1,250,511

OTHER ASSETS AND LIABILITIES, NET - 0.5%                                5,865
                                                                 ------------

NET ASSETS - 100.0%                                                 1,256,376
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 4  LifePoints(R) Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) BALANCED STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 40.3%
Diversified Bond Fund                              17,445,200         408,567
Multistrategy Bond Fund                            39,458,378         408,394
                                                                 ------------
                                                                      816,961
                                                                 ------------

Domestic Equities - 40.6%
Diversified Equity Fund                             8,257,668         321,801
Quantitative Equity Fund                            9,383,483         322,135
Real Estate Securities Fund                         2,850,419         100,791
Special Growth Fund                                 1,545,240          79,332
                                                                 ------------
                                                                      824,059
                                                                 ------------

International Equities - 18.8%
Emerging Markets Fund                               5,023,394          59,025
International Securities Fund                       5,942,283         322,369
                                                                 ------------
                                                                      381,394
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $1,871,654)                                        2,022,414

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                6,265
                                                                 ------------

NET ASSETS - 100.0%                                                 2,028,679
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                         LifePoints(R) Balanced Strategy Fund  5

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) MODERATE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 60.2%
Diversified Bond Fund                               6,528,513         152,898
Short Term Bond Fund                                9,849,687         187,243
                                                                 ------------
                                                                      340,141
                                                                 ------------

Domestic Equities - 28.5%
Diversified Equity Fund                             1,574,021          61,339
Quantitative Equity Fund                            1,787,110          61,351
Real Estate Securities Fund                           632,912          22,380
Special Growth Fund                                   319,541          16,405
                                                                 ------------
                                                                      161,475
                                                                 ------------

International Equities - 10.9%
International Securities Fund                       1,134,241          61,533
                                                                 ------------

TOTAL INVESTMENTS - 99.6%
(identified cost $529,633)                                            563,149

OTHER ASSETS AND LIABILITIES, NET - 0.4%                                2,213
                                                                 ------------

NET ASSETS - 100.0%                                                   565,362
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 6  LifePoints(R) Moderate Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 80.1%
Diversified Bond Fund                               4,035,187          94,504
Short Term Bond Fund                               13,140,780         249,806
                                                                 ------------
                                                                      344,310
                                                                 ------------

Domestic Equities - 16.8%
Diversified Equity Fund                               761,102          29,660
Quantitative Equity Fund                              864,416          29,675
Real Estate Securities Fund                           359,486          12,712
                                                                 ------------
                                                                       72,047
                                                                 ------------

International Equities - 3.0%
International Securities Fund                         235,558          12,779
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $412,318)                                            429,136

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                  581
                                                                 ------------

NET ASSETS - 100.0%                                                   429,717
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                     LifePoints(R) Conservative Strategy Fund  7

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2004 (UNAUDITED)

                                                                           EQUITY AGGRESSIVE
AMOUNTS IN THOUSANDS                                                         STRATEGY FUND
----------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $            592,237
----------------------------------------------------------------------------------------------
Investments, at market                                                                 648,060
Receivables:
      Investments sold                                                                     988
      Fund shares sold                                                                   3,674
                                                                          --------------------
Total assets                                                                           652,722
                                                                          --------------------

LIABILITIES
Payables:
      Investments purchased                                                                 --
      Fund shares redeemed                                                               2,113
      Accrued fees to affiliates                                                           253
                                                                          --------------------
Total liabilities                                                                        2,366
                                                                          --------------------

NET ASSETS                                                                $            650,356
                                                                          ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $             (1,088)
Accumulated net realized gain (loss)                                                   (52,500)
Unrealized appreciation (depreciation) on investments                                   55,823
Shares of beneficial interest                                                              737
Additional paid-in capital                                                             647,384
                                                                          --------------------
NET ASSETS                                                                $            650,356
                                                                          ====================

NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share: Class A*                                    $               8.98
   Maximum offering price per share (Net asset value plus sales charge
     of 5.75%): Class A                                                   $               9.53
      Class A -- Net assets                                               $         26,245,197
      Class A -- Shares outstanding ($.01 par value)                                 2,923,807
   Net asset value per share: Class C*                                    $               8.68
      Class C -- Net assets                                               $        152,939,943
      Class C -- Shares outstanding ($.01 par value)                                17,620,438
   Net asset value per share: Class D*                                    $               8.85
      Class D -- Net assets                                               $        206,947,387
      Class D -- Shares outstanding ($.01 par value)                                23,395,858
   Net asset value per share: Class E*                                    $               8.83
      Class E -- Net assets                                               $        158,799,751
      Class E -- Shares outstanding ($.01 par value)                                17,977,562
   Net asset value per share: Class S*                                    $               8.92
      Class S -- Net assets                                               $        105,423,786
      Class S -- Shares outstanding ($.01 par value)                                11,813,632
----------------------------------------------------------------------------------------------

* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 8  Statement of Assets and Liabilities

    AGGRESSIVE STRATEGY    BALANCED STRATEGY    MODERATE STRATEGY    CONSERVATIVE STRATEGY
           FUND                  FUND                 FUND                   FUND
------------------------------------------------------------------------------------------
      $    1,176,508        $    1,871,654       $      529,633         $      412,318
------------------------------------------------------------------------------------------
           1,250,511             2,022,414              563,149                429,136
                  --                    --                   --                    304
               8,827                12,164                3,173                  1,083
      --------------        --------------       --------------         --------------
           1,259,338             2,034,578              566,322                430,523
      --------------        --------------       --------------         --------------

               1,849                 2,052                  343                     --
                 627                 3,054                  400                    659
                 486                   793                  217                    147
      --------------        --------------       --------------         --------------
               2,962                 5,899                  960                    806
      --------------        --------------       --------------         --------------

      $    1,256,376        $    2,028,679       $      565,362         $      429,717
      ==============        ==============       ==============         ==============
      $       (6,175)       $       (7,070)      $       (1,879)        $       (1,036)
             (28,790)              (51,660)              (8,702)                (1,182)
              74,003               150,760               33,516                 16,818
               1,321                 2,050                  555                    412
           1,216,017             1,934,599              541,872                414,705
      --------------        --------------       --------------         --------------
      $    1,256,376        $    2,028,679       $      565,362         $      429,717
      ==============        ==============       ==============         ==============

      $         9.50        $         9.89       $        10.17         $        10.43
      $        10.08        $        10.49       $        10.79         $        11.07
      $   89,851,691        $  150,505,191       $   32,452,386         $   12,365,275
           9,457,634            15,221,469            3,192,203              1,185,994
      $         9.47        $         9.86       $        10.15         $        10.39
      $  318,793,056        $  539,809,377       $  121,645,642         $   66,973,122
          33,672,192            54,757,211           11,989,303              6,446,818
      $         9.53        $         9.91       $        10.20         $        10.47
      $  369,657,537        $  573,135,579       $  215,304,310         $  123,944,116
          38,777,884            57,847,044           21,107,631             11,836,747
      $         9.51        $         9.90       $        10.17         $        10.44
      $  264,254,125        $  392,552,227       $  108,106,586         $  188,027,742
          27,789,475            39,657,947           10,631,610             18,013,376
      $         9.55        $         9.93       $        10.19         $        10.47
      $  213,820,052        $  372,676,879       $   87,852,804         $   38,406,682
          22,398,652            37,521,817            8,623,356              3,667,104
------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Assets and Liabilities  9

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2004 (UNAUDITED)

                                                                           EQUITY AGGRESSIVE
AMOUNTS IN THOUSANDS                                                         STRATEGY FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income distributions from Underlying Funds                          $              5,281
                                                                          --------------------

EXPENSES
      Advisory fees                                                                        583
      Distribution fees - Class A                                                           21
      Distribution fees - Class C                                                          487
      Distribution fees - Class D                                                          225
      Shareholder servicing fees - Class C                                                 162
      Shareholder servicing fees - Class D                                                 225
      Shareholder servicing fees - Class E                                                 198
                                                                          --------------------
      Expenses before reductions                                                         1,901
      Expense reductions                                                                  (583)
                                                                          --------------------
Net expenses                                                                             1,318
                                                                          --------------------
Net investment income (loss)                                                             3,963
                                                                          --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                                                       (3,812)
      Capital gain distributions from Underlying Funds                                     834
                                                                          --------------------
Net realized gain (loss)                                                                (2,978)
Net change in unrealized appreciation (depreciation) on investments                     29,411
                                                                          --------------------
Net realized and unrealized gain (loss)                                                 26,433
                                                                          --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $             30,396
                                                                          ====================

See accompanying notes which are an integral part of the financial statements.

 10  Statement of Operations

    AGGRESSIVE STRATEGY      BALANCED STRATEGY       MODERATE STRATEGY      CONSERVATIVE STRATEGY
            FUND                    FUND                    FUND                     FUND
--------------------------------------------------------------------------------------------------
    $             10,211    $             30,068    $              6,629    $                5,027
    --------------------    --------------------    --------------------    ----------------------

                   1,081                   1,810                     507                       410
                      69                     126                      32                        11
                   1,030                   1,795                     412                       226
                     390                     626                     232                       137
                     344                     598                     137                        75
                     390                     626                     232                       137
                     314                     497                     130                       243
    --------------------    --------------------    --------------------    ----------------------
                   3,618                   6,078                   1,682                     1,239
                  (1,081)                 (1,810)                   (507)                     (410)
    --------------------    --------------------    --------------------    ----------------------
                   2,537                   4,268                   1,175                       829
    --------------------    --------------------    --------------------    ----------------------
                   7,674                  25,800                   5,454                     4,198
    --------------------    --------------------    --------------------    ----------------------

                  (3,657)                 (6,489)                     71                       479
                   5,684                   6,291                   1,663                       888
    --------------------    --------------------    --------------------    ----------------------
                   2,027                    (198)                  1,734                     1,367
                  35,560                  40,330                   5,463                       645
    --------------------    --------------------    --------------------    ----------------------
                  37,587                  40,132                   7,197                     2,012
    --------------------    --------------------    --------------------    ----------------------
    $             45,261    $             65,932    $             12,651    $                6,210
    ====================    ====================    ====================    ======================

  See accompanying notes which are an integral part of the financial statements.

                                                     Statement of Operations  11

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       EQUITY AGGRESSIVE
                                                                                         STRATEGY FUND
                                                                          -------------------------------------------
                                                                              SIX MONTHS             FISCAL YEAR
                                                                                 ENDED                  ENDED
                                                                            APRIL 30, 2004           OCTOBER 31,
AMOUNTS IN THOUSANDS                                                          (UNAUDITED)                2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                        $             3,963    $              1,425
      Net realized gain (loss)                                                         (2,978)                (18,378)
      Net change in unrealized appreciation (depreciation)                             29,411                 101,265
                                                                          -------------------    --------------------
Net increase (decrease) in net assets from operations                                  30,396                  84,312
                                                                          -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class A                                                                         (147)                     (7)
         Class C                                                                         (797)                    (78)
         Class D                                                                       (1,482)                   (226)
         Class E                                                                       (1,609)                   (763)
         Class S                                                                       (1,016)                   (604)
      From net realized gain
         Class A                                                                           --                      --
         Class C                                                                           --                      --
         Class D                                                                           --                      --
         Class E                                                                           --                      --
         Class S                                                                           --                      --
                                                                          -------------------    --------------------
Net decrease in net assets from distributions                                          (5,051)                 (1,678)
                                                                          -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                   143,741                 147,276
                                                                          -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                           169,086                 229,910

NET ASSETS
      Beginning of period                                                             481,270                 251,360
                                                                          -------------------    --------------------

      End of period                                                       $           650,356    $            481,270
                                                                          ===================    ====================

      Undistributed (overdistributed) net investment income included
       in net assets                                                      $            (1,088)   $                 --

See accompanying notes which are an integral part of the financial statements.

 12  Statement of Changes in Net Assets

         AGGRESSIVE STRATEGY               BALANCED STRATEGY                MODERATE STRATEGY
                 FUND                             FUND                             FUND
    ------------------------------   ------------------------------   ------------------------------
      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
        ENDED            ENDED           ENDED            ENDED           ENDED            ENDED
    APRIL 30, 2004    OCTOBER 31,    APRIL 30, 2004    OCTOBER 31,    APRIL 30, 2004    OCTOBER 31,
     (UNAUDITED)         2003         (UNAUDITED)         2003         (UNAUDITED)         2003
----------------------------------------------------------------------------------------------------

    $       7,674    $       4,790   $      25,800    $      17,171   $       5,454    $       5,679
            2,027          (17,014)           (198)         (30,338)          1,734           (3,992)
           35,560          145,154          40,330          204,835           5,463           35,410
    -------------    -------------   -------------    -------------   -------------    -------------
           45,261          132,930          65,932          191,668          12,651           37,097
    -------------    -------------   -------------    -------------   -------------    -------------

             (792)             (71)         (1,853)            (222)           (398)             (87)
           (2,834)            (535)         (7,371)          (3,343)         (1,310)            (942)
           (3,983)          (1,068)         (8,885)          (4,205)         (2,634)          (1,746)
           (3,461)          (1,967)         (8,104)          (6,694)         (1,619)          (1,913)
           (2,779)          (1,611)         (6,657)          (4,456)         (1,372)          (1,469)
               --               --              --               --             (38)              --
               --               --              --               --            (174)              --
               --               --              --               --            (281)              --
               --               --              --               --            (172)              --
               --               --              --               --            (133)              --
    -------------    -------------   -------------    -------------   -------------    -------------
          (13,849)          (5,252)        (32,870)         (18,920)         (8,131)          (6,157)
    -------------    -------------   -------------    -------------   -------------    -------------

          351,701          324,158         449,858          639,674         117,618          222,379
    -------------    -------------   -------------    -------------   -------------    -------------

          383,113          451,836         482,920          812,422         122,138          253,319

          873,263          421,427       1,545,759          733,337         443,224          189,905
    -------------    -------------   -------------    -------------   -------------    -------------

    $   1,256,376    $     873,263   $   2,028,679    $   1,545,759   $     565,362    $     443,224
    =============    =============   =============    =============   =============    =============

    $      (6,175)   $          --   $      (7,070)   $          --   $      (1,879)   $          --

         CONSERVATIVE STRATEGY
                  FUND
     ------------------------------
       SIX MONTHS      FISCAL YEAR
         ENDED            ENDED
     APRIL 30, 2004    OCTOBER 31,
      (UNAUDITED)         2003
---
     $       4,198    $       4,758
             1,367            1,764
               645           15,230
     -------------    -------------
             6,210           21,752
     -------------    -------------
              (129)             (33)
              (607)            (555)
            (1,368)          (1,006)
            (2,590)          (2,699)
              (540)            (730)
               (25)              --
              (195)              --
              (344)              --
              (666)              --
              (122)              --
     -------------    -------------
            (6,586)          (5,023)
     -------------    -------------
            41,853          261,289
     -------------    -------------
            41,477          278,018
           388,240          110,222
     -------------    -------------
     $     429,717    $     388,240
     =============    =============
     $      (1,036)   $          --

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Changes in Net Assets  13

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
EQUITY AGGRESSIVE STRATEGY FUND
Class A
April 30, 2004 *                                  8.50               .06                .51            .57
October 31, 2003 (2)                              6.38               .02               2.13           2.15
--------------------------------------------------------------------------------------------------------------
Class C
April 30, 2004 *                                  8.23               .04                .47            .51
October 31, 2003                                  6.60              (.01)              1.65           1.64
October 31, 2002                                  7.70              (.02)              (.93)          (.95)
October 31, 2001                                 10.24              (.04)             (2.30)         (2.34)
October 31, 2000 (5)                             11.38              (.04)              (.35)          (.39)
December 31, 1999 (8)                             9.80               .06               1.98           2.04
--------------------------------------------------------------------------------------------------------------
Class D
April 30, 2004 *                                  8.38               .06                .49            .55
October 31, 2003                                  6.70               .02               1.69           1.71
October 31, 2002                                  7.79               .01               (.94)          (.93)
October 31, 2001                                 10.33                --(d)           (2.32)         (2.32)
October 31, 2000 (5)                             11.43                --(d)            (.34)          (.34)
December 31, 1999                                 9.81               .06               2.01           2.07
December 31, 1998 (6)                             9.92               .01                .10            .11
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004 *                                  8.37               .07                .48            .55
October 31, 2003                                  6.69               .04               1.68           1.72
October 31, 2002                                  7.76               .03               (.93)          (.90)
October 31, 2001                                 10.28               .03              (2.32)         (2.29)
October 31, 2002 (5)                             11.39               .03               (.35)          (.32)
December 31, 1999                                 9.80               .10               2.00           2.10
December 31, 1998                                 8.83               .03               1.18           1.21
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004 *                                  8.45               .08                .49            .57
October 31, 2003                                  6.75               .07               1.69           1.76
October 31, 2002                                  7.83               .06               (.96)          (.90)
October 31, 2001                                 10.34               .05              (2.33)         (2.28)
October 31, 2000 (9)                             10.91               .04                .17            .21
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM NET          FROM NET          TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------
EQUITY AGGRESSIVE STRATEGY FUND
Class A
April 30, 2004 *                                (.09)               --            (.09)
October 31, 2003 (2)                            (.03)               --            (.03)
----------------------------------------
Class C
April 30, 2004 *                                (.06)               --            (.06)
October 31, 2003                                (.01)               --            (.01)
October 31, 2002                                (.01)             (.14)           (.15)
October 31, 2001                                (.12)             (.08)           (.20)
October 31, 2000 (5)                            (.14)             (.61)           (.75)
December 31, 1999 (8)                           (.30)             (.16)           (.46)
----------------------------------------
Class D
April 30, 2004 *                                (.08)               --            (.08)
October 31, 2003                                (.03)               --            (.03)
October 31, 2002                                (.02)             (.14)           (.16)
October 31, 2001                                (.14)             (.08)           (.22)
October 31, 2000 (5)                            (.15)             (.61)           (.76)
December 31, 1999                               (.29)             (.16)           (.45)
December 31, 1998 (6)                           (.17)             (.05)           (.22)
----------------------------------------
Class E
April 30, 2004 *                                (.09)               --            (.09)
October 31, 2003                                (.04)               --            (.04)
October 31, 2002                                (.03)             (.14)           (.17)
October 31, 2001                                (.15)             (.08)           (.23)
October 31, 2002 (5)                            (.18)             (.61)           (.79)
December 31, 1999                               (.35)             (.16)           (.51)
December 31, 1998                               (.19)             (.05)           (.24)
----------------------------------------
Class S
April 30, 2004 *                                (.10)               --            (.10)
October 31, 2003                                (.06)               --            (.06)
October 31, 2002                                (.04)             (.14)           (.18)
October 31, 2001                                (.15)             (.08)           (.23)
October 31, 2000 (9)                            (.17)             (.61)           (.78)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 14  Financial Highlights

           $                                     $
    NET ASSET VALUE,          %             NET ASSETS,
         END OF             TOTAL          END OF PERIOD
         PERIOD          RETURN(B)(E)          (000)
----------------------------------------------------------
          8.98                6.69             26,245
          8.50               33.75              7,399
----------------------------------------------------------
          8.68                6.17            152,940
          8.23               24.91             99,808
          6.60              (12.73)            45,267
          7.70              (23.24)            40,982
         10.24               (3.37)            43,005
         11.38               21.26             15,860
----------------------------------------------------------
          8.85                6.53            206,947
          8.38               25.60            128,624
          6.70              (12.34)            36,092
          7.79              (22.91)            12,208
         10.33               (2.90)            12,592
         11.43               21.58              3,732
          9.81                1.17              4,923
----------------------------------------------------------
          8.83                6.53            158,800
          8.37               25.89            155,984
          6.69              (12.05)           111,765
          7.76              (22.72)           156,698
         10.28               (2.75)           190,273
         11.39               21.96            202,066
          9.80               13.75             91,459
----------------------------------------------------------
          8.92                6.71            105,424
          8.45               26.26             89,455
          6.75              (11.95)            58,236
          7.83              (22.43)            46,029
         10.34                1.93             25,524
----------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
       NET(C)(F)(G)         GROSS(C)(F)        NET ASSETS(B)     TURNOVER RATE(B)
---
            .25                 .45                 .68                5.35
            .25                 .45                 .30               17.81
---
           1.00                1.20                 .42                5.35
           1.00                1.20                (.19)              17.81
           1.00                1.20                (.32)              29.86
           1.00                1.20                (.45)              47.86
           1.00                1.25                (.35)              58.41
           1.00                1.25                 .59               76.20
---
            .50                 .70                 .65                5.35
            .50                 .70                 .24               17.81
            .50                 .70                 .20               29.86
            .50                 .70                 .05               47.86
            .50                 .75                 .01               58.41
            .50                 .75                 .64               76.20
            .50                 .89                 .01               73.95
---
            .25                 .45                 .74                5.35
            .25                 .45                 .59               17.81
            .25                 .45                 .44               29.86
            .25                 .45                 .30               47.86
            .25                 .50                 .24               58.41
            .25                 .50                 .99               76.20
            .25                 .62                 .28               73.95
---
             --                 .20                 .95                5.35
             --                 .20                 .90               17.81
             --                 .20                 .72               29.86
             --                 .20                 .59               47.86
             --                 .25                 .45               58.41
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  15

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
Class A
April 30, 2004 *                                  9.12               .07                .44            .51
October 31, 2003 (4)                              7.20               .04               1.94           1.98
--------------------------------------------------------------------------------------------------------------
Class C
April 30, 2004 *                                  9.09               .04                .44            .48
October 31, 2003                                  7.49               .02               1.61           1.63
October 31, 2002                                  8.46               .04               (.79)          (.75)
October 31, 2001                                 10.35               .05              (1.80)         (1.75)
October 31, 2000 (5)                             11.15               .05               (.29)          (.24)
December 31, 1999 (7)                            10.11               .13               1.36           1.49
--------------------------------------------------------------------------------------------------------------
Class D
April 30, 2004 *                                  9.15               .07                .43            .50
October 31, 2003                                  7.54               .05               1.63           1.68
October 31, 2002                                  8.52               .08               (.79)          (.71)
October 31, 2001                                 10.41               .10              (1.81)         (1.71)
October 31, 2000 (5)                             11.20               .09               (.28)          (.19)
December 31, 1999                                 9.95               .15               1.57           1.72
December 31, 1998 (6)                            10.09               .13               (.05)           .08
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004 *                                  9.13               .08                .43            .51
October 31, 2003                                  7.51               .08               1.63           1.71
October 31, 2002                                  8.49               .11               (.81)          (.70)
October 31, 2001                                 10.38               .12              (1.80)         (1.68)
October 31, 2000 (5)                             11.17               .11               (.28)          (.17)
December 31, 1999                                 9.94               .18               1.56           1.74
December 31, 1998                                 9.14               .19                .87           1.06
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004 *                                  9.16               .09                .44            .53
October 31, 2003                                  7.54               .10               1.63           1.73
October 31, 2002                                  8.52               .13               (.81)          (.68)
October 31, 2001                                 10.41               .14              (1.80)         (1.66)
October 31, 2000 (10)                            10.82               .11                .09            .20
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM NET          FROM NET          TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------
AGGRESSIVE STRATEGY FUND
Class A
April 30, 2004 *                                (.13)               --            (.13)
October 31, 2003 (4)                            (.06)               --            (.06)
----------------------------------------
Class C
April 30, 2004 *                                (.10)               --            (.10)
October 31, 2003                                (.03)               --            (.03)
October 31, 2002                                (.05)             (.17)           (.22)
October 31, 2001                                (.10)             (.04)           (.14)
October 31, 2000 (5)                            (.18)             (.38)           (.56)
December 31, 1999 (7)                           (.29)             (.16)           (.45)
----------------------------------------
Class D
April 30, 2004 *                                (.12)               --            (.12)
October 31, 2003                                (.07)               --            (.07)
October 31, 2002                                (.10)             (.17)           (.27)
October 31, 2001                                (.14)             (.04)           (.18)
October 31, 2000 (5)                            (.22)             (.38)           (.60)
December 31, 1999                               (.31)             (.16)           (.47)
December 31, 1998 (6)                           (.21)             (.01)           (.22)
----------------------------------------
Class E
April 30, 2004 *                                (.13)               --            (.13)
October 31, 2003                                (.09)               --            (.09)
October 31, 2002                                (.11)             (.17)           (.28)
October 31, 2001                                (.17)             (.04)           (.21)
October 31, 2000 (5)                            (.24)             (.38)           (.62)
December 31, 1999                               (.35)             (.16)           (.51)
December 31, 1998                               (.25)             (.01)           (.26)
----------------------------------------
Class S
April 30, 2004 *                                (.14)               --            (.14)
October 31, 2003                                (.11)               --            (.11)
October 31, 2002                                (.13)             (.17)           (.30)
October 31, 2001                                (.19)             (.04)           (.23)
October 31, 2000 (10)                           (.23)             (.38)           (.61)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 16  Financial Highlights

           $                                     $
    NET ASSET VALUE,          %             NET ASSETS,
         END OF             TOTAL          END OF PERIOD
         PERIOD          RETURN(B)(E)          (000)
----------------------------------------------------------
          9.50                5.59             89,852
          9.12               27.35             27,700
----------------------------------------------------------
          9.47                5.23            318,793
          9.09               21.89            219,946
          7.49               (9.20)           102,324
          8.46              (17.06)            80,514
         10.35               (2.15)            67,296
         11.15               15.21             29,365
----------------------------------------------------------
          9.53                5.44            369,657
          9.15               22.44            232,636
          7.54               (8.78)            58,031
          8.52              (16.58)            15,307
         10.41               (1.72)            12,628
         11.20               17.69              6,096
          9.95                 .96              3,649
----------------------------------------------------------
          9.51                5.56            264,254
          9.13               22.90            233,112
          7.51               (8.64)           152,805
          8.49              (16.40)           177,992
         10.38               (1.50)           193,351
         11.17               17.95            167,677
          9.94               11.69             62,188
----------------------------------------------------------
          9.55                5.77            213,820
          9.16               23.10            159,869
          7.54               (8.37)           108,267
          8.52              (16.15)            86,466
         10.41                1.59             35,585
----------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
       NET(C)(F)(G)         GROSS(C)(F)        NET ASSETS(B)     TURNOVER RATE(B)
---
            .25                 .45                 .73                1.83
            .25                 .45                 .51               15.15
---
           1.00                1.20                 .44                1.83
           1.00                1.20                 .24               15.15
           1.00                1.20                 .51               11.73
           1.00                1.20                 .53               13.12
           1.00                1.25                 .43               40.57
           1.00                1.25                1.50               71.44
---
            .50                 .70                 .68                1.83
            .50                 .70                 .66               15.15
            .50                 .70                 .92               11.73
            .50                 .70                1.02               13.12
            .50                 .75                 .81               40.57
            .50                 .75                1.48               71.44
            .50                 .93                1.35               93.08
---
            .25                 .45                 .85                1.83
            .25                 .45                1.02               15.15
            .25                 .45                1.29               11.73
            .25                 .45                1.30               13.12
            .25                 .50                1.04               40.57
            .25                 .50                1.73               71.44
            .25                 .66                1.88               93.08
---
             --                 .20                 .94                1.83
             --                 .20                1.30               15.15
             --                 .20                1.51               11.73
             --                 .20                1.50               13.12
             --                 .25                1.15               40.57
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  17

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
BALANCED STRATEGY FUND
Class A
April 30, 2004 *                                  9.64               .13                .31            .44
October 31, 2003 (2)                              8.20               .06               1.47           1.53
--------------------------------------------------------------------------------------------------------------
Class C
April 30, 2004 *                                  9.61               .11                .30            .41
October 31, 2003                                  8.33               .09               1.31           1.40
October 31, 2002                                  9.04               .12               (.59)          (.47)
October 31, 2001                                 10.20               .16              (1.09)          (.93)
October 31, 2000 (5)                             10.72               .15               (.11)           .04
December 31, 1999 (7)                            10.26               .25                .70            .95
--------------------------------------------------------------------------------------------------------------
Class D
April 30, 2004 *                                  9.66               .14                .29            .43
October 31, 2003                                  8.36               .12               1.34           1.46
October 31, 2002                                  9.08               .16               (.59)          (.43)
October 31, 2001                                 10.25               .21              (1.10)          (.89)
October 31, 2000 (5)                             10.77               .17               (.09)           .08
December 31, 1999                                10.13               .30                .84           1.14
December 31, 1998 (6)                            10.22               .24                .07            .31
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004 *                                  9.65               .17                .27            .44
October 31, 2003                                  8.35               .17               1.31           1.48
October 31, 2002                                  9.06               .19               (.60)          (.41)
October 31, 2001                                 10.22               .24              (1.11)          (.87)
October 31, 2000 (5)                             10.74               .21               (.11)           .10
December 31, 1999                                10.12               .30                .86           1.16
December 31, 1998                                 9.46               .31                .78           1.09
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004 *                                  9.68               .16                .29            .45
October 31, 2003                                  8.38               .19               1.31           1.50
October 31, 2002                                  9.09               .22               (.60)          (.38)
October 31, 2001                                 10.25               .28              (1.12)          (.84)
October 31, 2000 (9)                             10.45               .19                .23            .42
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM NET          FROM NET          TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------
BALANCED STRATEGY FUND
Class A
April 30, 2004 *                                (.19)               --            (.19)
October 31, 2003 (2)                            (.09)               --            (.09)
----------------------------------------
Class C
April 30, 2004 *                                (.16)               --            (.16)
October 31, 2003                                (.12)               --            (.12)
October 31, 2002                                (.13)             (.11)           (.24)
October 31, 2001                                (.20)             (.03)           (.23)
October 31, 2000 (5)                            (.24)             (.32)           (.56)
December 31, 1999 (7)                           (.37)             (.12)           (.49)
----------------------------------------
Class D
April 30, 2004 *                                (.18)               --            (.18)
October 31, 2003                                (.16)               --            (.16)
October 31, 2002                                (.18)             (.11)           (.29)
October 31, 2001                                (.25)             (.03)           (.28)
October 31, 2000 (5)                            (.28)             (.32)           (.60)
December 31, 1999                               (.38)             (.12)           (.50)
December 31, 1998 (6)                           (.37)             (.03)           (.40)
----------------------------------------
Class E
April 30, 2004 *                                (.19)               --            (.19)
October 31, 2003                                (.18)               --            (.18)
October 31, 2002                                (.19)             (.11)           (.30)
October 31, 2001                                (.26)             (.03)           (.29)
October 31, 2000 (5)                            (.30)             (.32)           (.62)
December 31, 1999                               (.42)             (.12)           (.54)
December 31, 1998                               (.40)             (.03)           (.43)
----------------------------------------
Class S
April 30, 2004 *                                (.20)               --            (.20)
October 31, 2003                                (.20)               --            (.20)
October 31, 2002                                (.22)             (.11)           (.33)
October 31, 2001                                (.29)             (.03)           (.32)
October 31, 2000 (9)                            (.30)             (.32)           (.62)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 18  Financial Highlights

           $                                     $
    NET ASSET VALUE,          %             NET ASSETS,
         END OF             TOTAL          END OF PERIOD
         PERIOD          RETURN(B)(E)          (000)
----------------------------------------------------------
          9.89               4.59             150,505
          9.64              18.80              60,696
----------------------------------------------------------
          9.86               4.22             539,809
          9.61              17.02             396,344
          8.33              (5.42)            186,825
          9.04              (9.25)            136,748
         10.20                .43              81,188
         10.72               9.53              39,325
----------------------------------------------------------
          9.91               4.44             573,136
          9.66              17.76             396,545
          8.36              (5.01)            121,077
          9.08              (8.83)             38,381
         10.25                .84              17,296
         10.77              11.64               9,075
         10.13               3.23               4,953
----------------------------------------------------------
          9.90               4.56             392,552
          9.65              18.00             414,051
          8.35              (4.73)            269,458
          9.06              (8.59)            288,164
         10.22               1.04             296,435
         10.74              11.80             295,542
         10.12              11.66             161,108
----------------------------------------------------------
          9.93               4.67             372,677
          9.68              18.22             278,123
          8.38              (4.47)            155,977
          9.09              (8.35)             96,801
         10.25               4.09              36,898
----------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
       NET(C)(F)(G)         GROSS(C)(F)        NET ASSETS(B)     TURNOVER RATE(B)
---
            .25                 .45                1.32                4.86
            .25                 .45                 .74               18.55
---
           1.00                1.20                1.13                4.86
           1.00                1.20                1.05               18.55
           1.00                1.20                1.38               12.18
           1.00                1.20                1.71               33.42
           1.00                1.25                1.43               31.70
           1.00                1.25                2.96               64.63
---
            .50                 .70                1.36                4.86
            .50                 .70                1.38               18.55
            .50                 .70                1.75               12.18
            .50                 .70                2.25               33.42
            .50                 .75                1.67               31.70
            .50                 .75                3.07               64.63
            .50                 .86                2.46               78.85
---
            .25                 .45                1.70                4.86
            .25                 .45                1.88               18.55
            .25                 .45                2.17               12.18
            .25                 .45                2.51               33.42
            .25                 .50                2.02               31.70
            .25                 .50                2.89               64.63
            .25                 .61                3.05               78.85
---
             --                 .20                1.62                4.86
             --                 .20                2.12               18.55
             --                 .20                2.40               12.18
             --                 .20                2.64               33.42
             --                 .25                2.05               31.70
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  19

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
Class A
April 30, 2004 *                                 10.03               .12                .20            .32
October 31, 2003 (3)                              9.02               .07               1.06           1.13
--------------------------------------------------------------------------------------------------------------
Class C
April 30, 2004 *                                 10.01               .08                .20            .28
October 31, 2003                                  9.15               .12                .91           1.03
October 31, 2002                                  9.59               .19               (.38)          (.19)
October 31, 2001                                 10.20               .29               (.58)          (.29)
October 31, 2000 (5)                             10.46               .24               (.02)           .22
December 31, 1999 (8)                            10.15               .32                .48            .80
--------------------------------------------------------------------------------------------------------------
Class D
April 30, 2004 *                                 10.06               .11                .20            .31
October 31, 2003                                  9.19               .16                .92           1.08
October 31, 2002                                  9.64               .23               (.38)          (.15)
October 31, 2001                                 10.24               .33               (.56)          (.23)
October 31, 2000 (5)                             10.49               .28               (.02)           .26
December 31, 1999                                10.15               .33                .50            .83
December 31, 1998 (6)                            10.18               .26                .09            .35
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004 *                                 10.03               .12                .20            .32
October 31, 2003                                  9.16               .21                .89           1.10
October 31, 2002                                  9.59               .27               (.38)          (.11)
October 31, 2001                                 10.20               .36               (.58)          (.22)
October 31, 2000 (5)                             10.46               .28                .00            .28
December 31, 1999                                10.15               .40                .46            .86
December 31, 1998                                 9.61               .39                .57            .96
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004 *                                 10.05               .13                .20            .33
October 31, 2003                                  9.17               .23                .90           1.13
October 31, 2002                                  9.61               .28               (.38)          (.10)
October 31, 2001                                 10.21               .39               (.58)          (.19)
October 31, 2000 (10)                            10.27               .29                .19            .48
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM NET          FROM NET          TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------
MODERATE STRATEGY FUND
Class A
April 30, 2004 *                                (.16)             (.02)           (.18)
October 31, 2003 (3)                            (.12)               --            (.12)
----------------------------------------
Class C
April 30, 2004 *                                (.12)             (.02)           (.14)
October 31, 2003                                (.17)               --            (.17)
October 31, 2002                                (.20)             (.05)           (.25)
October 31, 2001                                (.30)             (.02)           (.32)
October 31, 2000 (5)                            (.28)             (.20)           (.48)
December 31, 1999 (8)                           (.40)             (.09)           (.49)
----------------------------------------
Class D
April 30, 2004 *                                (.15)             (.02)           (.17)
October 31, 2003                                (.21)               --            (.21)
October 31, 2002                                (.25)             (.05)           (.30)
October 31, 2001                                (.35)             (.02)           (.37)
October 31, 2000 (5)                            (.31)             (.20)           (.51)
December 31, 1999                               (.40)             (.09)           (.49)
December 31, 1998 (6)                           (.37)             (.01)           (.38)
----------------------------------------
Class E
April 30, 2004 *                                (.16)             (.02)           (.18)
October 31, 2003                                (.23)               --            (.23)
October 31, 2002                                (.27)             (.05)           (.32)
October 31, 2001                                (.37)             (.02)           (.39)
October 31, 2000 (5)                            (.34)             (.20)           (.54)
December 31, 1999                               (.46)             (.09)           (.55)
December 31, 1998                               (.41)             (.01)           (.42)
----------------------------------------
Class S
April 30, 2004 *                                (.17)             (.02)           (.19)
October 31, 2003                                (.25)               --            (.25)
October 31, 2002                                (.29)             (.05)           (.34)
October 31, 2001                                (.39)             (.02)           (.41)
October 31, 2000 (10)                           (.34)             (.20)           (.54)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 20  Financial Highlights

           $                                     $
    NET ASSET VALUE,          %             NET ASSETS,
         END OF             TOTAL          END OF PERIOD
         PERIOD          RETURN(B)(E)          (000)
----------------------------------------------------------
         10.17               3.13              32,452
         10.03              12.56              18,820
----------------------------------------------------------
         10.15               2.77             121,646
         10.01              11.36              96,231
          9.15              (2.00)             39,694
          9.59              (2.87)             20,859
         10.20               2.20              10,392
         10.46               8.03               4,139
----------------------------------------------------------
         10.20               3.00             215,304
         10.06              11.94             154,267
          9.19              (1.58)             38,170
          9.64              (2.33)              5,545
         10.24               2.65               3,157
         10.49               8.40               1,367
         10.15               3.57               1,780
----------------------------------------------------------
         10.17               3.12             108,107
         10.03              12.19              99,926
          9.16              (1.22)             66,462
          9.59              (2.19)             57,885
         10.20               2.81              49,818
         10.46               8.65              45,350
         10.15              10.19              18,573
----------------------------------------------------------
         10.19               3.23              87,853
         10.05              12.55              73,980
          9.17              (1.08)             45,579
          9.61              (1.87)             24,078
         10.21               4.09               7,584
----------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
       NET(C)(F)(G)         GROSS(C)(F)        NET ASSETS(B)     TURNOVER RATE(B)
---
            .25                 .45                1.15                 3.11
            .25                 .45                 .84                11.08
---
           1.00                1.20                 .81                 3.11
           1.00                1.20                1.29                11.08
           1.00                1.20                2.05                15.16
           1.00                1.20                2.95                42.49
           1.00                1.25                2.30                39.55
           1.00                1.25                3.35               120.04
---
            .50                 .70                1.03                 3.11
            .50                 .70                1.62                11.08
            .50                 .70                2.51                15.16
            .50                 .70                3.39                42.49
            .50                 .75                2.66                39.55
            .50                 .75                3.28               120.04
            .50                1.01                2.65               175.58
---
            .25                 .45                1.21                 3.11
            .25                 .45                2.22                11.08
            .25                 .45                2.84                15.16
            .25                 .45                3.60                42.49
            .25                 .50                2.77                39.55
            .25                 .50                3.87               120.04
            .25                 .94                3.71               175.58
---
             --                 .20                1.31                 3.11
             --                 .20                2.44                11.08
             --                 .20                2.97                15.16
             --                 .20                3.97                42.49
             --                 .25                3.12                39.55
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  21

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
Class A
April 30, 2004 *                                 10.42               .11                .08            .19
October 31, 2003 (1)                              9.94               .09                .50            .59
--------------------------------------------------------------------------------------------------------------
Class C
April 30, 2004 *                                 10.38               .07                .08            .15
October 31, 2003                                  9.90               .12                .52            .64
October 31, 2002                                 10.10               .28               (.18)           .10
October 31, 2001                                 10.17               .42               (.07)           .35
October 31, 2000 (5)                             10.12               .31                .07            .38
December 31, 1999 (8)                            10.26               .43                .04            .47
--------------------------------------------------------------------------------------------------------------
Class D
April 30, 2004 *                                 10.47               .10                .07            .17
October 31, 2003                                  9.97               .16                .55            .71
October 31, 2002                                 10.17               .33               (.18)           .15
October 31, 2001                                 10.21               .44               (.03)           .41
October 31, 2000 (5)                             10.16               .33                .09            .42
December 31, 1999                                10.25               .44                .08            .52
December 31, 1998 (6)                            10.20               .32                .06            .38
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004 *                                 10.43               .12                .07            .19
October 31, 2003                                  9.94               .20                .52            .72
October 31, 2002                                 10.13               .36               (.18)           .18
October 31, 2001                                 10.19               .49               (.07)           .42
October 31, 2000 (5)                             10.14               .34                .10            .44
December 31, 1999                                10.24               .49                .06            .55
December 31, 1998                                 9.88               .46                .29            .75
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004 *                                 10.47               .13                .06            .19
October 31, 2003                                  9.97               .23                .52            .75
October 31, 2002                                 10.16               .38               (.18)           .20
October 31, 2001                                 10.21               .55               (.10)           .45
October 31, 2000 (11)                            10.09               .37                .14            .51
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM NET          FROM NET          TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------
CONSERVATIVE STRATEGY FUND
Class A
April 30, 2004 *                                (.14)             (.04)           (.18)
October 31, 2003 (1)                            (.11)               --            (.11)
----------------------------------------
Class C
April 30, 2004 *                                (.10)             (.04)           (.14)
October 31, 2003                                (.16)               --            (.16)
October 31, 2002                                (.29)             (.01)           (.30)
October 31, 2001                                (.42)               --            (.42)
October 31, 2000 (5)                            (.33)               --            (.33)
December 31, 1999 (8)                           (.56)             (.05)           (.61)
----------------------------------------
Class D
April 30, 2004 *                                (.13)             (.04)           (.17)
October 31, 2003                                (.21)               --            (.21)
October 31, 2002                                (.34)             (.01)           (.35)
October 31, 2001                                (.45)               --            (.45)
October 31, 2000 (5)                            (.37)               --            (.37)
December 31, 1999                               (.56)             (.05)           (.61)
December 31, 1998 (6)                           (.33)               --            (.33)
----------------------------------------
Class E
April 30, 2004 *                                (.14)             (.04)           (.18)
October 31, 2003                                (.23)               --            (.23)
October 31, 2002                                (.36)             (.01)           (.37)
October 31, 2001                                (.48)               --            (.48)
October 31, 2000 (5)                            (.39)               --            (.39)
December 31, 1999                               (.60)             (.05)           (.65)
December 31, 1998                               (.39)               --            (.39)
----------------------------------------
Class S
April 30, 2004 *                                (.15)             (.04)           (.19)
October 31, 2003                                (.25)               --            (.25)
October 31, 2002                                (.38)             (.01)           (.39)
October 31, 2001                                (.50)               --            (.50)
October 31, 2000 (11)                           (.39)               --            (.39)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 22  Financial Highlights

           $                                     $
    NET ASSET VALUE,          %             NET ASSETS,
         END OF             TOTAL          END OF PERIOD
         PERIOD          RETURN(B)(E)          (000)
----------------------------------------------------------
         10.43               1.81              12,365
         10.42               6.01               5,526
----------------------------------------------------------
         10.39               1.44              66,973
         10.38               6.51              54,674
          9.90               1.01              24,739
         10.10               3.49               9,850
         10.17               3.76               2,500
         10.12               4.67               1,697
----------------------------------------------------------
         10.47               1.57             123,944
         10.47               7.17              92,430
          9.97               1.52              25,145
         10.17               4.11               3,066
         10.21               4.20               1,162
         10.16               5.18               1,001
         10.25               3.77                 618
----------------------------------------------------------
         10.44               1.78             188,028
         10.43               7.33             199,230
          9.94               1.79              35,385
         10.13               4.21              24,070
         10.19               4.44              14,076
         10.14               5.54              16,875
         10.24               7.70               4,411
----------------------------------------------------------
         10.47               1.81              38,407
         10.47               7.63              36,380
          9.97               2.02              24,953
         10.16               4.52              11,429
         10.21               5.17               2,643
----------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
       NET(C)(F)(G)         GROSS(C)(F)        NET ASSETS(B)     TURNOVER RATE(B)
---
            .25                 .45                1.08                 3.32
            .25                 .45                 .97                30.98
---
           1.00                1.20                 .71                 3.32
           1.00                1.20                1.21                30.98
           1.00                1.20                2.78                35.08
           1.00                1.20                4.20                54.86
           1.00                1.25                3.04                53.89
           1.00                1.25                4.77               125.01
---
            .50                 .70                 .96                 3.32
            .50                 .70                1.57                30.98
            .50                 .70                3.33                35.08
            .50                 .70                4.06                54.86
            .50                 .75                3.27                53.89
            .50                 .75                4.24               125.01
            .50                1.73                3.09               169.79
---
            .25                 .45                1.11                 3.32
            .25                 .45                1.86                30.98
            .25                 .45                3.54                35.08
            .25                 .45                4.83                54.86
            .25                 .50                3.40                53.89
            .25                 .50                4.76               125.01
            .25                2.50                4.41               169.79
---
             --                 .20                1.21                 3.32
             --                 .20                2.27                30.98
             --                 .20                3.79                35.08
             --                 .20                5.49                54.86
             --                 .25                3.71                53.89
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  23

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
*     For the six months ended April 30, 2004 (Unaudited).
(1)   For the period March 3, 2003 (commencement of operations) to October 31,
      2003.
(2)   For the period March 4, 2003 (commencement of operations) to October 31,
      2003.
(3)   For the period March 5, 2003 (commencement of operations) to October 31,
      2003.
(4) For the period March 10, 2003 (commencement of operations) to October 31, 2003.
(5)   For the ten months ended October 31, 2000.
(6)   For the period March 24, 1998 (commencement of sale) to December 31, 1998.
(7)   For the period January 29, 1999 (commencement of sale) to December 31,
      1999.
(8)   For the period February 11, 1999 (commencement of sale) to December 31,
      1999.
(9)   For the period January 31, 2000 (commencement of sale) to October 31,
      2000.
(10)  For the period February 1, 2000 (commencement of sale) to October 31,
      2000.
(11)  For the period February 14, 2000 (commencement of sale) to October 31,
      2000.
(a) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   Less than $.01 per share for the period.
(e) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(f) The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.
(g) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

 24  Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios, referred to as "Funds." These financial statements report on five LifePoints(R) Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   Each of the LifePoints Funds allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). Each of the LifePoints Funds will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the LifePoints Funds may deviate from set limits when, in FRIMCo's opinion, it is necessary to pursue a LifePoints Fund's investment objective. The amounts allocated to each Underlying Fund by each LifePoints Fund will generally vary within 10% of the percentages specified below:

                                                                    ASSET ALLOCATION TARGETS
                                -------------------------------------------------------------------------------------------------
                                EQUITY AGGRESSIVE      AGGRESSIVE           BALANCED            MODERATE          CONSERVATIVE
 ASSET CLASS/UNDERLYING FUNDS     STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity            29%                 23%                 16%                 11%                  7%
         Special Growth                 6                   5                   4                   3                  --
         Quantitative Equity           29                  23                  16                  11                   7
         Real Estate
           Securities                   7                   6                   5                   4                   3
      International Equities
         International
           Securities                  24                  19                  16                  11                   3
         Emerging Markets               5                   4                   3                  --                  --
   Bonds
         Diversified Bond              --                  --                  20                  27                  22
         Short Term Bond               --                  --                  --                  33                  58
         Multistrategy Bond            --                  20                  20                  --                  --

   Objectives of the Underlying Funds:

   Diversified Equity Fund

   Seeks to provide long term capital growth.

   Special Growth Fund

   Seeks to provide long term capital growth.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   Real Estate Securities Fund

   Seeks to provide current income and long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

                                               Notes to Financial Statements  25

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Emerging Markets Fund

   Seeks to provide long term capital growth.

   Diversified Bond Fund

   Seeks to provide current income and the preservation of capital.

   Short Term Bond Fund

   Seeks to provide current income and preservation of capital with a focus on short duration securities.

   Multistrategy Bond Fund

   Seeks to provide current income and capital appreciation.

   Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   Investments in Underlying Funds are valued at the net asset value per share of each Fund as of 4:00 p.m. Eastern time, or the close of regular trading on the New York Stock Exchange, if earlier.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and distributions to shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, capital loss

 26  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   carryforwards, and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by the Fund for tax purposes. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

   Expenses

   Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

   Class Allocation

   The Funds offer the following classes of shares: Class A, Class C, Class D, Class E and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2004, purchases and sales of the Underlying Funds were as follows:

                   FUNDS                       PURCHASES               SALES
   --------------------------------------------------------------------------------
   Equity Aggressive Strategy             $       175,253,898   $        31,089,421
   Aggressive Strategy                            370,917,049            19,772,555
   Balanced Strategy                              538,856,205            87,990,944
   Moderate Strategy                              131,451,456            15,794,176
   Conservative Strategy                           54,589,210            13,659,365

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company.

   The Funds are charged an advisory fee equal to 0.20% and an administrative fee equal to 0.05% of average daily net assets. For the period ended April 30, 2004, the Advisor contractually agreed to waive the advisory fee for all Funds. The advisor does not have the ability to recover amounts waived from previous periods. The administrative fees were charged to the Underlying Funds in accordance with the special servicing agreements discussed below.

   No LifePoints Fund will bear any operating expenses. Operating expenses include those expenses arising from accounting, administrative, custody, auditing, legal, trustee and transfer agent services. They do not include expenses attributable to advisor (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses. A LifePoints Fund's operating expenses are borne either by the Underlying Funds in which the LifePoints Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the

                                               Notes to Financial Statements  27

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by the Investment Company's Board of Trustees.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. The Underlying Funds have borne this expense.

   Distributor and Shareholder Servicing

   Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class A, Class C, Class D, and Class E shares of the Funds.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A, Class C and Class D shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund's Class A or Class D shares or 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C, Class D, and Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C, Class D, and Class E shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level on each of the Class A shares, Class C and Class D shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C and Class D shares may pay more than the economic equivalent of the maximum sales charges permitted by the NASD. For the period ended April 30, 2004, the sales commissions paid to the distributors for the sale of Class A shares are as follows:

                                             AGGREGATE       CLASS A FRONT-END
                                          FRONT-END SALES      SALES CHARGES
                                             CHARGES ON         RETAINED BY
                   FUNDS                   CLASS A SHARES       DISTRIBUTOR
   ---------------------------------------------------------------------------
   Equity Aggressive Strategy             $        393,315   $         60,385
   Aggressive Strategy                           1,734,506            283,877
   Balanced Strategy                             2,294,830            379,994
   Moderate Strategy                               394,739             70,918
   Conservative Strategy                           173,849             28,138

   Accrued Shareholder Servicing and Distribution fees payable to affiliates as of April 30, 2004 were as follows:

   Equity Aggressive Strategy             $        252,631
   Aggressive Strategy                             485,647
   Balanced Strategy                               792,936
   Moderate Strategy                               217,047
   Conservative Strategy                           147,104
                                          ----------------
                                          $      1,895,365
                                          ================

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly

 28  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

   Transactions With Affiliated Companies

   An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the period ended April 30, 2004 with Underlying Funds which are or were affiliates are as follows:

                                                PURCHASES                  SALES                    INCOME
                 AFFILIATE                         COST                     COST                DISTRIBUTIONS
   ---------------------------------------------------------------------------------------------------------------
   Equity Aggressive Strategy
      Diversified Equity                  $           50,695,078   $           10,176,975   $              508,040
      Special Growth                                  10,598,024                2,213,628                       --
      Quantitative Equity                             50,679,467                9,713,931                  544,329
      International Securities                        40,956,990                8,310,333                2,594,321
      Emerging Markets                                 8,608,033                2,496,801                  733,555
                                          ----------------------   ----------------------   ----------------------
                                          $          161,537,592   $           32,911,668   $            4,380,245
                                          ======================   ======================   ======================
   Aggressive Strategy
      Diversified Equity                  $           81,393,196   $            5,025,634   $              744,138
      Special Growth                                  18,451,056                1,347,978                       --
      Quantitative Equity                             81,358,855                4,813,674                  794,787
      International Securities                        66,681,576                8,296,123                3,766,381
      Emerging Markets                                15,111,683                2,547,699                1,077,352
      Real Estate Securities                          22,771,815                  299,432                1,430,239
      Multistrategy Bond                              85,148,868                1,099,500                2,398,346
                                          ----------------------   ----------------------   ----------------------
                                          $          370,917,049   $           23,430,040   $           10,211,243
                                          ======================   ======================   ======================
   Balanced Strategy
      Diversified Equity                  $           77,242,352   $           17,158,639   $              880,847
      Special Growth                                  20,144,080                4,709,059                       --
      Quantitative Equity                             77,433,025               16,085,517                  945,891
      International Securities                        77,680,722               22,378,132                5,518,403
      Emerging Markets                                14,998,218                4,958,909                1,408,553
      Real Estate Securities                          26,451,471                3,225,801                2,000,575
      Diversified Bond                               123,227,915               82,327,837                8,665,677
      Multistrategy Bond                             121,678,421               13,008,422               10,648,433
                                          ----------------------   ----------------------   ----------------------
                                          $          538,856,204   $          163,852,316   $           30,068,379
                                          ======================   ======================   ======================
   Moderate Strategy
      Short-Term Bond                     $           43,642,945   $            1,366,853   $            1,487,867
      Diversified Bond                                38,349,731                1,107,904                3,279,900
                                          ----------------------   ----------------------   ----------------------
                                          $           81,992,676   $            2,474,757   $            4,767,767
                                          ======================   ======================   ======================
   Conservative Strategy
      Short-Term Bond                     $           29,495,231   $            3,186,654   $            2,105,618
      Diversified Bond                                12,755,872                1,084,929                2,226,656
                                          ----------------------   ----------------------   ----------------------
                                          $           42,251,103   $            4,271,583   $            4,332,274
                                          ======================   ======================   ======================

                                               Notes to Financial Statements  29

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

   At October 31, 2003, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                   FUNDS                      10/31/10           10/31/11            TOTALS
   ---------------------------------------------------------------------------------------------
   Equity Aggressive Strategy             $      2,165,868   $        333,051   $      2,498,919
   Aggressive Strategy                           1,128,214          3,664,857          4,793,071

   At April 30, 2004, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                        EQUITY                                    BALANCED            MODERATE
                                  AGGRESSIVE STRATEGY   AGGRESSIVE STRATEGY       STRATEGY            STRATEGY
   ----------------------------------------------------------------------------------------------------------------
   Cost of Investments             $     596,272,678     $   1,180,377,657    $   1,878,831,569   $     563,148,999
                                   =================     =================    =================   =================
   Unrealized Appreciation         $      51,787,134     $      70,133,761    $     143,582,764   $      34,598,929
   Unrealized Depreciation                        --                    --                   --          (1,246,679)
                                   -----------------     -----------------    -----------------   -----------------
   Net Unrealized Appreciation
     (Depreciation)                $      51,787,134     $      70,133,761    $     143,582,764   $      33,352,250
                                   =================     =================    =================   =================

                                    CONSERVATIVE
                                      STRATEGY
   -----------------------------
   Cost of Investments            $     412,367,895
                                  =================
   Unrealized Appreciation        $      18,321,506
   Unrealized Depreciation               (1,553,093)
                                  -----------------
   Net Unrealized Appreciation
     (Depreciation)               $      16,768,413
                                  =================

 30  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the period ended April 30, 2004 and the year ended October 31, 2003 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   EQUITY AGGRESSIVE STRATEGY                     -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                               2,100                 871   $          19,056   $           7,023
      Proceeds from reinvestment of
         distributions                                           16                   1                 146                   7
      Payments for shares redeemed                              (62)                 (2)               (559)                (14)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,054                 870              18,643               7,016
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                               7,096               6,837              62,217              49,737
      Proceeds from reinvestment of
         distributions                                           91                  12                 779                  76
      Payments for shares redeemed                           (1,698)             (1,582)            (14,839)            (11,049)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 5,489               5,267              48,157              38,764
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                               9,097              11,224              80,858              80,872
      Proceeds from reinvestment of
         distributions                                          168                  32               1,482                 226
      Payments for shares redeemed                           (1,217)             (1,295)            (10,831)             (9,440)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 8,048               9,961              71,509              71,658
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                               3,826               6,304              34,230              44,891
      Proceeds from reinvestment of
         distributions                                          180                 107               1,591                 754
      Payments for shares redeemed                           (4,669)             (4,483)            (41,778)            (32,088)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (663)              1,928              (5,957)             13,557
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               3,262               7,631              29,487              55,585
      Proceeds from reinvestment of
         distributions                                          109                  83                 974                 593
      Payments for shares redeemed                           (2,141)             (5,754)            (19,072)            (39,897)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,230               1,960              11,389              16,281
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              16,158              19,986   $         143,741   $         147,276
                                                  =================   =================   =================   =================

                                               Notes to Financial Statements  31

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   AGGRESSIVE STRATEGY                            -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                               6,485               3,060   $          62,637   $          26,148
      Proceeds from reinvestment of
         distributions                                           81                   8                 787                  71
      Payments for shares redeemed                             (144)                (32)             (1,413)               (283)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 6,422               3,036              62,011              25,936
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                              11,406              13,357             109,439             109,064
      Proceeds from reinvestment of
         distributions                                          289                  68               2,791                 527
      Payments for shares redeemed                           (2,214)             (2,894)            (21,344)            (23,097)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 9,481              10,531              90,886              86,494
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                              14,186              19,083             137,040             153,999
      Proceeds from reinvestment of
         distributions                                          409                 131               3,982               1,068
      Payments for shares redeemed                           (1,234)             (1,497)            (11,914)            (12,011)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                13,361              17,717             129,108             143,056
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                               6,376              10,576              61,556              84,281
      Proceeds from reinvestment of
         distributions                                          355                 243               3,436               1,946
      Payments for shares redeemed                           (4,479)             (5,618)            (43,216)            (44,655)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,252               5,201              21,776              41,572
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               6,639               9,569              64,263              78,334
      Proceeds from reinvestment of
         distributions                                          257                 191               2,503               1,531
      Payments for shares redeemed                           (1,945)             (6,671)            (18,846)            (52,765)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 4,951               3,089              47,920              27,100
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              36,467              39,574   $         351,701   $         324,158
                                                  =================   =================   =================   =================

 32  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   BALANCED STRATEGY                              -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                               9,086               6,305   $          91,495   $          58,044
      Proceeds from reinvestment of
         distributions                                          181                  23               1,813                 220
      Payments for shares redeemed                             (342)                (32)             (3,426)               (303)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 8,925               6,296              89,882              57,961
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                              17,178              24,336             171,606             215,010
      Proceeds from reinvestment of
         distributions                                          729                 382               7,239               3,283
      Payments for shares redeemed                           (4,374)             (5,933)            (43,885)            (51,826)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                13,533              18,785             134,960             166,467
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                              17,681              29,186             177,540             255,832
      Proceeds from reinvestment of
         distributions                                          889                 481               8,885               4,205
      Payments for shares redeemed                           (1,771)             (3,099)            (17,817)            (27,507)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                16,799              26,568             168,608             232,530
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                               8,996              19,900              90,478             172,508
      Proceeds from reinvestment of
         distributions                                          803                 759               7,995               6,586
      Payments for shares redeemed                          (13,041)            (10,029)           (130,584)            (87,498)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (3,242)             10,630             (32,111)             91,596
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              11,462              16,853             115,527             150,358
      Proceeds from reinvestment of
         distributions                                          587                 480               5,873               4,188
      Payments for shares redeemed                           (3,251)             (7,231)            (32,881)            (63,426)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 8,798              10,102              88,519              91,120
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              44,813              72,381   $         449,858   $         639,674
                                                  =================   =================   =================   =================

                                               Notes to Financial Statements  33

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   MODERATE STRATEGY                              -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                               1,429               1,900   $          14,711   $          18,364
      Proceeds from reinvestment of
         distributions                                           41                   9                 418                  86
      Payments for shares redeemed                             (155)                (32)             (1,606)               (310)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,315               1,877              13,523              18,140
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                               3,984               6,861              40,934              65,105
      Proceeds from reinvestment of
         distributions                                          139                  97               1,425                 903
      Payments for shares redeemed                           (1,746)             (1,685)            (17,983)            (15,881)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,377               5,273              24,376              50,127
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                               6,543              12,731              67,608             120,603
      Proceeds from reinvestment of
         distributions                                          283                 185               2,915               1,746
      Payments for shares redeemed                           (1,049)             (1,738)            (10,701)            (16,307)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 5,777              11,178              59,822             106,042
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                               2,500               4,778              25,761              44,857
      Proceeds from reinvestment of
         distributions                                          173                 203               1,777               1,899
      Payments for shares redeemed                           (2,004)             (2,276)            (20,580)            (21,378)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   669               2,705               6,958              25,378
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,424               5,068              25,003              47,963
      Proceeds from reinvestment of
         distributions                                          131                 144               1,349               1,349
      Payments for shares redeemed                           (1,295)             (2,818)            (13,413)            (26,620)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,260               2,394              12,939              22,692
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              11,398              23,427   $         117,618   $         222,379
                                                  =================   =================   =================   =================

 34  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   CONSERVATIVE STRATEGY                          -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                                 706                 607   $           7,471   $           6,240
      Proceeds from reinvestment of
         distributions                                           13                   2                 132                  26
      Payments for shares redeemed                              (63)                (79)               (669)               (824)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   656                 530               6,934               5,442
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                               2,196               4,191              23,114              42,212
      Proceeds from reinvestment of
         distributions                                           72                  51                 760                 513
      Payments for shares redeemed                           (1,086)             (1,475)            (11,415)            (14,968)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,182               2,767              12,459              27,757
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                               3,447               6,798              36,565              69,156
      Proceeds from reinvestment of
         distributions                                          162                  99               1,712               1,006
      Payments for shares redeemed                             (604)               (586)             (6,400)             (5,984)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,005               6,311              31,877              64,178
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                               1,571              23,409              16,613             234,581
      Proceeds from reinvestment of
         distributions                                          308                 265               3,246               2,692
      Payments for shares redeemed                           (2,966)             (8,135)            (31,311)            (83,057)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (1,087)             15,539             (11,452)            154,216
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                                 903               3,345               9,593              33,879
      Proceeds from reinvestment of
         distributions                                           58                  68                 608                 691
      Payments for shares redeemed                             (770)             (2,440)             (8,166)            (24,874)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   191                 973               2,035               9,696
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               3,947              26,120   $          41,853   $         261,289
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 22, 2004 and will be reviewed at such time for possible renewal. The Investment Company did not have any drawdowns during the period ended April 30, 2004.

                                               Notes to Financial Statements  35

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

8. BENEFICIAL INTEREST

   As of April 30, 2004, the following table includes shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                   FUNDS                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Equity Aggressive Strategy                      2                   42.6
   Aggressive Strategy                             2                   36.8
   Balanced Strategy                               2                   35.3
   Moderate Strategy                               2                   41.3
   Conservative Strategy                           2                   54.5

9. SHAREHOLDER REQUESTS FOR OTHER INFORMATION

   A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available
   (i) without charge, upon request, by calling the Fund at (800)787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

 36  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              35         None
  Jr.,                and Chairman      successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.
  Tacoma, Washington                                     - Chairman Emeritus, Russell
  98402-1616                                               20/20 Association
                                                         - Chairman Emeritus, Frank
                                                           Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - Chairman of Sunshine
                                                           Management Services, LLC
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                    Until successor    Distributors, Inc. and
  98402-1616                            is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Director and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - 1990-2003, President, FRC,          35         None
  Phillips,           2002              successor is     - 1993-2003, CEO, FRC
  Born January 20,                      duly elected     - Chairman of the Board and
  1948                                  and qualified.     Director, FRC
                                                         - Trustee, FRIC and RIF
  909 A Street                                           - Director, FRTC and Frank
  Tacoma, Washington                                       Russell Capital Inc.
  98402-1616                                             - Director/Chairman, Frank
                                                           Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of The
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                              Disclosure of Information about Fund Directors  37

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  35         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       Until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Appointed until  - Retired since 1986                  35         None
 Born June 8, 1925    since 2004        successor is     - Trustee of FRIC and RIF
                                        duly elected       Until 2004
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy   Trustee since     Appointed until  - Retired since 2003                  35         - Director, Gold
 Born June 6, 1946    2003              successor is     - 2001-2003, Vice President                        Banc
                                        duly elected       and Chief Financial Officer,                     Corporation,
 909 A Street                           and qualified      Janus Capital Group Inc.                         Inc.
 Tacoma, Washington                                      - 1979-2001, Audit and
 98402-1616                                                Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 38  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  35         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.        2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
                                                         - 1995 to 1999, Hearing
                                                           Officer, University of
                                                           Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  39

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Chief Portfolio   Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Strategist since  by Trustees      - Chief Portfolio Strategist, FRIMCo
                                January 2004                       - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Russell Fund Distributors, Inc.
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 40  Disclosure of Information about Fund Directors

LIFEPOINTS(R) FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl J. Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Tom F. Hanly, Chief Investment Officer
 Randall P. Lert, Director of Investments
 Mark D. Amberson, Director of Short Term Investment    Funds
 Gregory J. Lyons, Assistant Secretary and Associate General Counsel Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Bruce S.C. Dunn, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS OF UNDERLYING FUNDS

Diversified Equity Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Ark Asset Management Co., Inc., New York, NY
 Barclays Global Fund Advisors, San Francisco, CA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Special Growth Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Roxbury Capital Management, LLC, Santa Monica, CA
 Suffolk Capital Management, LLC, New York, NY
 TimesSquare Capital Management, Inc., New York, NY

Quantitative Equity Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Barclays Global Fund Advisors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

                               Manager, Money Managers and Service Providers  41

LIFEPOINTS(R) FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

International Securities Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Capital International, Inc., Los Angeles, CA
 Delaware International Advisers Ltd., London, England
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mastholm Asset Management, LLC, Bellevue, WA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

Emerging Markets Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Foreign & Colonial Emerging Markets Limited, London, England
 Genesis Asset Management Limited, London, England
 T. Rowe Price International, Inc., Baltimore, MD

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 INVESCO Institutional (N.A.), Inc., which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX
 RREEF America L.L.C., Chicago, IL

Short Term Bond Fund
 Merganser Capital Management L.P., Cambridge, MA
 Pacific Investment Management Company LLC, Newport Beach, CA
 STW Fixed Income Management, Santa Barbara, CA

Diversified Bond Fund
 Lincoln Capital Fixed Income Management Company, Chicago, IL
 Pacific Investment Management Company LLC, Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

Multistrategy Bond Fund
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Morgan Stanley Investment Management Inc., West Conshohocken, PA
 Pacific Investment Management Company LLC, Newport Beach, CA

 TimesSquare Capital Management, Inc., New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 42  Manager, Money Managers and Service Providers

                      (This page intentionally left blank)

(FRANK RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-071 (1 04/04)

INSTITUTIONAL FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY


                           (MOUNTAIN BACKGROUND LOGO)


2004 SEMIANNUAL REPORT


CLASS E, I, AND Y SHARES


EQUITY I FUND

EQUITY II FUND

EQUITY Q FUND

INTERNATIONAL FUND

FIXED INCOME I FUND

FIXED INCOME III FUND


CLASS C, E, AND S SHARES


EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT TERM BOND FUND


CLASS C, E, I, AND S SHARES


SELECT GROWTH FUND

SELECT VALUE FUND




APRIL 30, 2004



                                                                  (RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. These financial statements report on eleven Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                              Institutional Funds

                               Semiannual Report

                           April 30, 2004 (Unaudited)

                               Table of Contents

                                                                            Page
Equity I Fund........................................................         3
Equity II Fund.......................................................        10
Equity Q Fund........................................................        21
International Fund...................................................        27
Fixed Income I Fund..................................................        43
Fixed Income III Fund................................................        61
Emerging Markets Fund................................................        80
Real Estate Securities Fund..........................................        90
Short Term Bond Fund.................................................        92
Select Growth Fund...................................................       103
Select Value Fund....................................................       107
Notes to Schedules of Investments....................................       112
Statement of Assets and Liabilities..................................       114
Statement of Operations..............................................       118
Statement of Changes in Net Assets...................................       120
Financial Highlights.................................................       124
Notes to Financial Statements........................................       137
Disclosure of Information about Fund Directors.......................       156
Manager, Money Managers and Service Providers........................       160

Frank Russell Investment Company - Institutional Funds

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.4%
Auto and Transportation - 2.5%
American Axle & Manufacturing Holdings, Inc.
   (AE)                                                 3,100             119
Autoliv, Inc.                                           1,900              81
BorgWarner, Inc.                                        3,100             254
Burlington Northern Santa Fe Corp.                     26,570             869
CSX Corp.                                              48,450           1,490
Dana Corp.                                              5,000             101
Delphi Corp.                                           49,900             509
FedEx Corp.                                            21,482           1,545
Ford Motor Co.                                         24,200             372
General Motors Corp. (z)                               18,500             877
Landstar System, Inc. (AE)                              1,400              63
Lear Corp.                                              4,300             261
Magna International, Inc. Class A                       1,400             110
Navistar International Corp.                           26,750           1,208
Norfolk Southern Corp.                                 22,200             529
Oshkosh Truck Corp.                                     1,000              51
Skywest, Inc.                                             200               4
Southwest Airlines Co.                                164,100           2,343
Swift Transportation Co., Inc. (AE)                    14,550             246
Union Pacific Corp.                                    31,110           1,833
United Parcel Service, Inc. Class B                    60,100           4,216
Visteon Corp.                                          68,900             748
Werner Enterprises, Inc.                               36,950             739
                                                                 ------------
                                                                       18,568
                                                                 ------------
Consumer Discretionary - 15.6%
Abercrombie & Fitch Co. Class A                        27,100             852
Accenture, Ltd. Class A (AE)                            9,900             235
Activision, Inc. (AE)                                  29,150             439
Advance Auto Parts (AE)                                29,400           1,269
Apollo Group, Inc. Class A (AE)                        16,340           1,485
Avon Products, Inc.                                    10,310             866
BearingPoint, Inc. (AE)                                50,400             505
Bed Bath & Beyond, Inc. (AE)                           43,800           1,626
Best Buy Co., Inc.                                      4,400             239
Borders Group, Inc.                                     3,900              93
Carnival Corp.                                         26,450           1,129
Cendant Corp.                                         100,100           2,370
Christopher & Banks Corp.                              18,900             338
Circuit City Stores, Inc.                              36,000             420
Clear Channel Communications, Inc.                     89,250           3,703
Coach, Inc. (AE)                                       11,800             503
Darden Restaurants, Inc.                                9,200             208
DIRECTV Group, Inc. (The)                              45,569             816
DoubleClick, Inc. (AE)                                 14,800             119
Eastman Kodak Co.                                      14,600             377

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
eBay, Inc. (AE)                                        63,152           5,041
Education Management Corp. (AE)                         4,000             142
Electronic Arts, Inc. (AE)                             75,549           3,824
Estee Lauder Cos., Inc. (The) Class A                  16,800             768
Federated Department Stores                             6,300             309
Fisher Scientific International                         6,900             404
Four Seasons Hotels, Inc. (z)                          52,879           2,829
Fox Entertainment Group, Inc. Class A (AE)             15,500             432
Gannett Co., Inc.                                      54,050           4,685
Gillette Co. (The)                                     85,500           3,499
GTECH Holdings Corp.                                    7,600             463
Harrah's Entertainment, Inc.                            2,200             117
Hasbro, Inc.                                            9,700             183
Home Depot, Inc.                                      100,800           3,547
InterActiveCorp (AE)                                    1,500              48
International Game Technology                          32,510           1,227
Interpublic Group of Cos., Inc.                        13,700             215
Jack in the Box, Inc. (AE)                              1,800              49
JC Penney Co., Inc. Holding Co.                        93,550           3,168
Jones Apparel Group, Inc.                               5,100             187
Kimberly-Clark Corp.                                   63,570           4,161
Kohl's Corp. (AE)                                      36,300           1,517
Leggett & Platt, Inc.                                   3,200              72
Liberty Media Corp. Class A (AE)                      162,500           1,778
Lowe's Cos., Inc.                                      27,200           1,416
Ltd Brands                                             43,600             900
Mandalay Resort Group                                  20,149           1,158
Marriott International, Inc. Class A                   59,000           2,782
May Department Stores Co. (The)                        13,000             400
Maytag Corp.                                            3,300              92
McDonald's Corp.                                      101,620           2,767
Newell Rubbermaid, Inc.                                31,700             749
Nike, Inc. Class B                                     32,509           2,339
Office Depot, Inc. (AE)                                20,000             350
Omnicom Group                                          44,600           3,546
Reader's Digest Association, Inc. (The)                 6,200              89
Reebok International, Ltd.                             29,300           1,066
Reed Elsevier PLC - ADR (z)                            23,810             898
Ross Stores, Inc.                                       8,100             247
Royal Caribbean Cruises, Ltd. (z)                      17,037             691
RR Donnelley & Sons Co.                                13,700             403
Sears Roebuck and Co.                                  19,990             801
Stanley Works (The)                                     2,000              85
Staples, Inc.                                          35,100             904
Starbucks Corp. (AE)                                   22,700             882
Starwood Hotels & Resorts Worldwide, Inc.              64,450           2,564

                                                                Equity I Fund  3

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Target Corp.                                          127,930           5,548
Tech Data Corp. (AE)                                    7,600             258
Tiffany & Co.                                          84,684           3,303
Time Warner, Inc.                                     288,260           4,849
TJX Cos., Inc.                                          9,500             233
Too, Inc. (AE)                                         18,900             332
Toro Co.                                                1,200              70
Tribune Co.                                            28,270           1,354
United Auto Group, Inc.                                 1,900              59
Univision Communications, Inc. Class A (AE)            43,000           1,456
VeriSign, Inc. (AE)                                    33,000             532
VF Corp.                                                7,700             355
Viacom, Inc. Class B                                  116,770           4,513
Wal-Mart Stores, Inc.                                 138,284           7,881
Walt Disney Co.                                       125,300           2,886
Waste Management, Inc.                                 50,050           1,421
Wendy's International, Inc.                             5,200             203
Whirlpool Corp.                                         2,900             190
Yahoo!, Inc. (AE)                                      18,600             939
                                                                 ------------
                                                                      117,768
                                                                 ------------

Consumer Staples - 6.7%
Altria Group, Inc.                                     90,430           5,008
Anheuser-Busch Cos., Inc. Class                        15,300             784
Campbell Soup Co.                                      13,700             379
Clorox Co.                                             25,350           1,313
Coca-Cola Co. (The)                                   115,100           5,821
Colgate-Palmolive Co.                                  61,200           3,542
Del Monte Foods Co. (AE)                               13,100             145
Diageo PLC - ADR (z)                                    9,340             509
HJ Heinz Co.                                           28,250           1,079
Kellogg Co.                                            45,370           1,946
Kroger Co.                                             35,400             620
PepsiCo, Inc.                                         207,150          11,287
Procter & Gamble Co.                                  105,903          11,198
RJ Reynolds Tobacco Holdings, Inc. (z)                  5,800             376
Safeway, Inc. (AE)                                     22,900             526
Sara Lee Corp.                                         44,200           1,020
Smithfield Foods, Inc. (AE)                            28,000             745
Supervalu, Inc.                                        12,700             391
Systemco Corp.                                         36,970           1,414
Tyson Foods, Inc. Class A                              12,890             242
Unilever NV                                             2,800             185
UST, Inc.                                              11,200             417
Walgreen Co.                                           36,830           1,270
WM Wrigley Jr Co.                                       4,500             278
                                                                 ------------
                                                                       50,495
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Financial Services - 20.9%
ACE, Ltd.                                               5,300             232
Aflac, Inc.                                             9,200             389
AG Edwards, Inc. (z)                                   28,000           1,025
Alliance Data Systems Corp. (AE)                        2,600              90
Allstate Corp. (The)                                   51,840           2,379
American Express Co.                                   98,750           4,834
American International Group, Inc.                    163,270          11,697
AmeriCredit Corp. (AE)                                 26,700             433
Ameritrade Holding Corp. (AE)                          29,500             361
AmSouth Bancorp                                        13,700             302
Archstone-Smith Trust (o)                              13,300             365
Astoria Financial Corp.                                 8,600             296
Automatic Data Processing, Inc.                        67,152           2,942
Bank of America Corp.                                 195,986          15,774
Bank of New York Co., Inc. (The)                       15,700             457
Bank One Corp.                                         45,180           2,231
BB&T Corp.                                             13,700             473
Brandywine Realty Trust (o)                             1,100              28
Capital One Financial Corp.                            30,900           2,025
Charles Schwab Corp. (The)                             65,820             677
Charter One Financial, Inc.                             2,100              70
Chubb Corp.                                            38,460           2,654
Cigna Corp.                                            33,650           2,171
CIT Group, Inc.                                        27,950             961
Citigroup, Inc.                                       429,971          20,676
Comerica, Inc.                                         12,900             666
Countrywide Financial Corp.                            14,947             886
Crescent Real Estate Equities Co. (o)                  39,400             610
Deluxe Corp.                                            6,100             252
Equity Office Properties Trust (o)                     29,900             753
Equity Residential (o)                                 15,700             431
Fannie Mae                                             85,910           5,904
Fidelity National Financial, Inc.                       5,390             197
First Data Corp.                                       16,400             744
Franklin Resources, Inc.                               19,500           1,069
Freddie Mac                                            28,800           1,682
Global Payments, Inc.                                   1,500              72
Goldman Sachs Group, Inc.                              56,652           5,467
Hartford Financial Services Group, Inc.                50,760           3,100
HRPT Properties Trust (o)                               1,700              16
Huntington Bancshares, Inc.                            12,900             276
IMPAC Mortgage Holdings, Inc. (o)                       3,000              56
Instinet Group, Inc.                                   54,000             353
Janus Capital Group, Inc.                              13,800             210
Jefferson-Pilot Corp.                                   6,900             342
JP Morgan Chase & Co.                                 182,064           6,846
Keycorp                                                21,700             644
Kimco Realty Corp. (o)                                  2,400             103

 4  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                         900              37
Lehman Brothers Holdings, Inc.                         10,700             785
Lincoln National Corp.                                 32,900           1,477
Loews Corp.                                             7,400             429
Manulife Financial Corp.                               14,082             518
Marsh & McLennan Cos., Inc.                             5,500             248
MBIA, Inc.                                              2,900             171
MBNA Corp.                                             43,900           1,070
Mellon Financial Corp.                                 60,870           1,804
Merrill Lynch & Co., Inc.                              89,493           4,853
Metlife, Inc.                                          61,560           2,124
MGIC Investment Corp. (z)                               5,200             383
Morgan Stanley                                        113,700           5,843
National City Corp.                                    32,260           1,118
Nationwide Financial Services                           2,600              89
Old Republic International Corp.                        7,100             165
Paychex, Inc.                                          91,750           3,420
PMI Group, Inc. (The)                                  37,800           1,627
PNC Financial Services Group, Inc.                     26,630           1,414
Prentiss Properties Trust (o)                           1,500              48
Progressive Corp. (The)                                 2,800             245
R&G Financial Corp. Class B                             1,100              34
Radian Group, Inc.                                     36,500           1,698
Regions Financial Corp.                                 8,300             288
SLM Corp.                                              81,614           3,127
SouthTrust Corp.                                       15,530             483
Sovereign Bancorp, Inc.                                80,000           1,598
St Paul Travelers Cos., Inc. (The)                    131,125           5,333
SunTrust Banks, Inc.                                   43,790           2,980
Torchmark Corp.                                         3,400             177
Union Planters Corp.                                   10,500             292
US Bancorp                                             19,274             494
Wachovia Corp.                                         21,500             984
Waddell & Reed Financial, Inc. Class A                  4,200              93
Washington Mutual, Inc.                                31,985           1,260
Wells Fargo & Co.                                      73,850           4,170
XL Capital, Ltd. Class A                               23,800           1,817
                                                                 ------------
                                                                      156,917
                                                                 ------------

Health Care - 14.1%
Abbott Laboratories                                    33,700           1,483
Aetna, Inc.                                             4,500             372
AmerisourceBergen Corp.                                 7,250             420
Amgen, Inc.                                           135,170           7,605
Amylin Pharmaceuticals, Inc. (AE)(z)                   17,100             383
Anthem, Inc. (AE)(z)                                   27,770           2,460

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. (AE)                        17,350             719
Baxter International, Inc.                             27,600             874
Biogen Idec, Inc. (AE)                                 23,100           1,363
Boston Scientific Corp. (AE)                          150,321           6,192
Bristol-Myers Squibb Co.                               21,900             550
Cardinal Health, Inc.                                   5,900             432
Caremark Rx, Inc. (AE)                                 22,600             765
Coventry Health Care, Inc. (AE)                         2,400             100
CR Bard, Inc.                                           2,500             266
Dade Behring Holdings, Inc. (AE)                        1,600              74
DaVita, Inc. (AE)                                       1,900              97
Eli Lilly & Co.                                        60,200           4,443
Forest Laboratories, Inc. (AE)                         48,063           3,099
Genentech, Inc. (AE)                                   86,525          10,624
Gilead Sciences, Inc. (AE)                             22,100           1,344
GlaxoSmithKline PLC - ADR                              32,100           1,348
Guidant Corp.                                          49,330           3,108
HCA, Inc.                                               4,200             171
IMS Health, Inc.                                        9,500             240
Invitrogen Corp. (AE)                                   6,800             491
IVAX Corp.                                             32,100             684
Johnson & Johnson                                     104,630           5,653
Kinetic Concepts, Inc. (AE)                             8,900             431
King Pharmaceuticals, Inc. (AE)                         2,300              40
Medco Health Solutions, Inc. (AE)                       8,900             315
Medtronic, Inc.                                        92,214           4,653
Merck & Co., Inc.                                      36,600           1,720
Mylan Laboratories                                     16,950             388
Novartis AG - ADR                                      18,920             848
Oxford Health Plans                                     4,100             223
Pfizer, Inc.                                          606,755          21,697
Province Healthcare Co. (AE)                            3,400              54
Quest Diagnostics                                      14,897           1,257
Roche Holding AG - ADR (z)                              7,900             829
Schering-Plough Corp.                                  25,400             425
Select Medical Corp.                                    1,200              23
St Jude Medical, Inc.                                  33,183           2,531
Tenet Healthcare Corp.                                 81,950             964
Teva Pharmaceutical Industries, Ltd. - ADR (z)         24,680           1,519
Triad Hospitals, Inc. (AE)                              5,400             184
UnitedHealth Group, Inc.                               97,923           6,020
Watson Pharmaceuticals, Inc. (AE)                       8,200             292
Wyeth                                                  46,200           1,759
Zimmer Holdings, Inc. (AE)                             53,990           4,311
                                                                 ------------
                                                                      105,843
                                                                 ------------

                                                                Equity I Fund  5

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Integrated Oils - 3.7%
BP PLC - ADR                                           56,640           2,996
ChevronTexaco Corp.                                    48,929           4,477
ConocoPhillips                                        101,385           7,229
Exxon Mobil Corp.                                     176,300           7,502
Marathon Oil Corp.                                     74,400           2,497
Occidental Petroleum Corp.                             43,950           2,074
Unocal Corp.                                           37,870           1,365
                                                                 ------------
                                                                       28,140
                                                                 ------------

Materials and Processing - 4.3%
Acuity Brands, Inc.                                     1,400              34
Air Products & Chemicals, Inc.                         21,520           1,072
Alcan, Inc.                                            27,700           1,114
Alcoa, Inc.                                            49,170           1,512
American Standard Cos., Inc. (AE)                       2,500             263
Archer-Daniels-Midland Co.                            281,796           4,948
Bemis Co.                                               4,000             108
Bowater, Inc.                                          30,120           1,264
Carpenter Technology                                    1,000              28
Corn Products International, Inc.                      29,900           1,271
Domtar, Inc.                                           46,500             534
Dow Chemical Co. (The)                                 40,250           1,598
Eastman Chemical Co.                                    7,900             336
Ecolab, Inc.                                           13,100             390
EI Du Pont de Nemours & Co.                            61,400           2,637
Florida Rock Industries, Inc.                           1,300              52
Freeport-McMoRan Copper & Gold, Inc. Class B           20,400             622
Georgia-Pacific Corp.                                   9,100             319
Hercules, Inc.                                         21,000             233
IMC Global, Inc.                                      103,800           1,305
International Paper Co.                                58,310           2,351
Lubrizol Corp.                                          5,200             165
Martin Marietta Materials, Inc.                         5,400             234
Masco Corp.                                            14,300             401
MeadWestvaco Corp.                                      4,208             110
Monsanto Co.                                           59,919           2,073
Newmont Mining Corp.                                    5,700             213
Phelps Dodge Corp.                                      6,050             398
PPG Industries, Inc.                                   28,740           1,705
Praxair, Inc.                                          20,800             760
Sherwin-Williams Co. (The)                              6,300             240
Smurfit-Stone Container Corp. (AE)                     45,430             781
Sonoco Products Co.                                     3,000              75
St. Joe Co. (The)                                      21,400             839
Syngenta AG - ADR                                      66,280           1,056
Temple-Inland, Inc.                                     5,200             321

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Steel Corp.                               9,000             258
Vulcan Materials Co.                                    7,500             347
Worthington Industries                                  7,500             135
                                                                 ------------
                                                                       32,102
                                                                 ------------

Miscellaneous - 4.7%
3M Co.                                                 67,300           5,820
Brunswick Corp.                                        14,100             580
Eaton Corp.                                             6,000             356
FMC Corp.                                               5,200             223
General Electric Co.                                  649,810          19,461
Honeywell International, Inc.                          58,753           2,032
ITT Industries, Inc.                                    5,000             396
Johnson Controls, Inc.                                  7,400             406
Textron, Inc.                                           7,300             403
Tyco International, Ltd.                              161,917           4,445
Vivendi Universal SA - ADR                             52,200           1,290
                                                                 ------------
                                                                       35,412
                                                                 ------------

Other Energy - 1.8%
Apache Corp.                                           16,200             678
Consol Energy, Inc.                                    32,900             942
Devon Energy Corp.                                      6,980             427
El Paso Corp.                                          52,700             369
EOG Resources, Inc.                                    51,600           2,541
GlobalSantaFe Corp.                                     8,400             222
Halliburton Co.                                        10,500             313
National-Oilwell, Inc. Class C (AE)                    14,600             408
Noble Corp. (AE)                                       23,160             861
NRG Energy, Inc.                                       20,200             438
Patterson-UTI Energy, Inc.                             21,500             778
Premcor, Inc. (AE)                                     23,750             818
Reliant Energy, Inc. (AE)                             152,100           1,264
Schlumberger, Ltd.                                     59,630           3,490
Valero Energy Corp.                                     1,800             115
                                                                 ------------
                                                                       13,664
                                                                 ------------

Producer Durables - 4.1%
Agilent Technologies, Inc. (AE)                        60,950           1,646
Applied Materials, Inc. (AE)                           60,310           1,099
Boeing Co. (The)                                       76,750           3,276
Caterpillar, Inc.                                      78,460           6,099
Centex Corp.                                            8,000             384
Cooper Industries, Ltd. Class A                         9,500             522
Crane Co.                                               4,500             139
Deere & Co.                                            33,720           2,294
Dionex Corp. (AE)                                         800              41
DR Horton, Inc.                                         6,450             186

 6  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Emerson Electric Co.                                   34,430           2,073
Engineered Support Systems, Inc.                        1,350              66
Goodrich Corp.                                          8,600             248
Hubbell, Inc. Class B                                   4,500             202
Illinois Tool Works, Inc.                               4,300             371
Kla-Tencor Corp. (AE)                                   1,800              75
Koninklijke Philips Electronics NV                     76,800           2,059
Lennar Corp. Class A                                   21,675           1,015
Lockheed Martin Corp.                                  36,200           1,727
MDC Holdings, Inc.                                     13,108             810
Molex, Inc.                                             4,200             125
Northrop Grumman Corp.                                 17,360           1,723
Novellus Systems, Inc. (AE)                             8,000             232
Parker Hannifin Corp.                                  26,600           1,471
Pitney Bowes, Inc.                                      5,700             249
Pulte Homes, Inc.                                       5,000             246
Steelcase, Inc. Class A (z)                             1,300              16
Teradyne, Inc. (AE)                                    18,350             374
United Defense Industries, Inc. (AE)                    1,500              52
United Technologies Corp.                              23,850           2,057
                                                                 ------------
                                                                       30,877
                                                                 ------------

Technology - 11.3%
ADC Telecommunications, Inc. (AE)                      59,200             148
Adtran, Inc.                                            1,600              39
Advanced Micro Devices, Inc.                            6,000              85
Altera Corp. (AE)                                      81,300           1,627
Amphenol Corp. Class A (AE)                             3,600             114
Analog Devices, Inc.                                   43,950           1,872
Arrow Electronics, Inc.                                 3,000              76
Atmel Corp. (AE)                                        4,700              27
Autodesk, Inc.                                         20,900             700
Avaya, Inc. (AE)                                       42,800             586
Avnet, Inc.                                            64,500           1,396
BEA Systems, Inc. (AE)                                 45,200             516
Benchmark Electronics, Inc. (AE)                        1,700              46
Broadcom Corp. Class A (AE)                            41,310           1,560
Celestica, Inc. (AE)                                   18,700             329
Cisco Systems, Inc. (AE)                              481,710          10,052
Computer Sciences Corp.                                 6,100             250
Comverse Technology, Inc. (AE)                         25,900             424
Corning, Inc.                                         114,990           1,268
CSG Systems International (AE)                          2,900              49
Dell, Inc. (AE)                                       194,607           6,755
Electronic Data Systems Corp.                          47,000             860
EMC Corp.                                             145,960           1,629
Flextronics International, Ltd. (AE)                   12,500             201
General Dynamics Corp.                                  1,700             159

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hewlett-Packard Co.                                    92,787           1,828
Ingram Micro, Inc. Class A (AE)                        23,900             286
Intel Corp.                                           184,800           4,755
International Business Machines Corp.                  50,780           4,477
International Rectifier Corp. (AE)                     28,000           1,110
Intersil Corp. Class A                                  3,300              65
Jabil Circuit, Inc. (AE)                                4,300             113
Juniper Networks, Inc. (AE)(z)                        106,260           2,325
Linear Technology Corp.                                 3,000             107
Lucent Technologies, Inc. (z)                         103,000             347
Maxim Integrated Products                              65,699           3,021
Micron Technology, Inc.                                57,700             786
Microsoft Corp.                                       378,983           9,841
Motorola, Inc.                                        208,521           3,806
National Semiconductor Corp. (AE)                       1,400              57
Nortel Networks Corp.                                  13,900              52
ON Semiconductor Corp. (AE)                            32,700             157
Oracle Corp. (AE)                                     261,700           2,936
PerkinElmer, Inc.                                      13,200             254
Plexus Corp. (AE)                                       2,300              33
PMC - Sierra, Inc. (AE)                                37,400             454
Qualcomm, Inc.                                        149,087           9,311
Sanmina-SCI Corp. (AE)                                165,850           1,662
SAP AG - ADR                                           17,960             670
Siebel Systems, Inc. (AE)                             151,900           1,562
Solectron Corp. (AE)                                   69,400             340
Sony Corp. - ADR                                        5,120             197
Tellabs, Inc. (AE)                                      9,600              84
Texas Instruments, Inc.                                76,300           1,915
Veritas Software Corp. (AE)                             6,000             160
Vishay Intertechnology, Inc. (AE)                       7,600             132
Xilinx, Inc.                                           35,620           1,198
                                                                 ------------
                                                                       84,809
                                                                 ------------

Utilities - 5.7%
Alliant Energy Corp. (z)                                3,200              80
Alltel Corp.                                            4,500             227
America Movil SA de CV Class L - ADR                   23,700             801
American Electric Power Co., Inc.                      23,600             718
AT&T Corp.                                             22,640             388
AT&T Wireless Services, Inc. (AE)                      86,350           1,192
BellSouth Corp.                                       139,400           3,598
Centerpoint Energy, Inc.                               15,100             163
Cinergy Corp.                                          18,260             693
CMS Energy Corp. (z)                                   26,000             216
Comcast Corp. Class A                                  31,683             954
Comcast Corp. Special Class A                          57,730           1,674

                                                                Equity I Fund  7

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Constellation Energy Group, Inc.                        7,100             273
COX Communications, Inc. Class A (AE)                  25,460             832
Dominion Resources, Inc.                                9,000             574
DTE Energy Co.                                          4,700             183
Duke Energy Corp.                                      15,400             324
Energy East Corp. (z)                                  23,910             563
Entergy Corp.                                          69,550           3,797
Exelon Corp.                                           16,100           1,078
FirstEnergy Corp.                                      28,280           1,106
KeySpan Corp.                                          10,120             366
MDU Resources Group, Inc.                               2,400              54
National Fuel Gas Co.                                  12,220             299
Nextel Communications, Inc. Class A (AE)               87,679           2,092
NII Holdings, Inc. Class B (AE)(z)                      1,700              60
Northeast Utilities                                    16,800             308
NSTAR                                                   7,430             360
Pepco Holdings, Inc.                                    3,700              70
PG&E Corp.                                             67,600           1,860
Pinnacle West Capital Corp.                             7,800             305
PPL Corp.                                              18,590             797
Progress Energy, Inc. - CVO (AE)(B)                     3,200               1
Public Service Enterprise Group, Inc.                  45,000           1,931
Puget Energy, Inc.                                      3,600              79
Qwest Communications International                     34,000             137
SBC Communications, Inc.                              172,340           4,291
Sempra Energy                                           2,100              67
Sprint Corp.-FON Group                                 91,100           1,630
Telephone & Data Systems, Inc.                         13,900             917
TXU Corp.                                              33,730           1,152
Verizon Communications, Inc.                          145,199           5,480
Vodafone Group PLC - ADR                               24,696             606
Xcel Energy, Inc.                                      11,900             199
                                                                 ------------
                                                                       42,495
                                                                 ------------

TOTAL COMMON STOCKS
(cost $632,088)                                                       717,090
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 0.0%
Corporate Bonds and Notes - 0.0%
Delta Air Lines, Inc.
   8.000% due 06/03/23                                    403             245
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $294)                                                               245
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.8%
Frank Russell Investment Company Money Market
   Fund                                            27,027,285          27,027
Frank Russell Investment Company Money Market
   Fund (N)                                         6,610,022           6,610
State Street Securities Lending Quality Trust
   (N)                                              7,117,363           7,117
United States Treasury Bill (y)(s)
   0.930% due 06/10/04                                  3,000           2,997
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $43,751)                                                         43,751
                                                                 ------------

TOTAL INVESTMENTS - 101.2%
(identified cost $676,133)                                            761,086

OTHER ASSETS AND LIABILITIES,
NET - (1.2%)                                                           (9,283)
                                                                 ------------

NET ASSETS - 100.0%                                                   751,803
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 8  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/04 (13)                           3,843             (183)

S&P 500 E-Mini Index
   expiration date 06/04 (25)                           1,383              (37)

S&P 500 Index
   expiration date 06/04 (32)                           8,849             (241)

S&P Midcap 400 Index
   expiration date 06/04 (62)                          18,079             (445)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (906)
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                                Equity I Fund  9

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.4%
Auto and Transportation - 3.4%
AAR Corp.                                              47,330             480
Alaska Air Group, Inc. (z)                             46,050           1,019
America West Holdings Corp. Class B (AE)               35,100             347
American Axle & Manufacturing Holdings, Inc.
   (AE)                                                77,700           2,989
Arctic Cat, Inc.                                        7,200             171
ArvinMeritor, Inc.                                     21,000             434
ASV, Inc. (AE)(z)                                       8,820             262
Autoliv, Inc.                                          18,900             804
Aviall, Inc.                                           12,700             210
Bandag, Inc.                                            7,900             344
Collins & Aikman Corp. (z)                             37,725             232
Dana Corp.                                             82,100           1,655
Dura Automotive Systems, Inc. Class A (AE)             16,500             207
EGL, Inc. (AE)                                          8,410             156
ExpressJet Holdings, Inc. (AE)(z)                      13,860             176
Florida East Coast Industries                           5,010             183
Frontier Airlines, Inc. (AE)(z)                        16,510             150
General Maritime Corp. (AE)                            71,000           1,426
Gentex Corp.                                           25,400             999
Goodyear Tire & Rubber Co. (The) (z)                   20,460             178
Grupo TMM SA - ADR                                     92,500             259
Gulfmark Offshore, Inc. (AE)                           66,900           1,012
JB Hunt Transport Services, Inc.                       15,680             496
Kansas City Southern                                   42,200             584
Lear Corp.                                             35,000           2,122
Martin Midstream Partners, LP (z)                      37,650             948
Mesa Air Group, Inc. (AE)(z)                           17,290             122
Navistar International Corp.                           26,500           1,196
Northwest Airlines Corp. (AE)(z)                       10,691             100
OMI Corp.                                             143,700           1,447
Oshkosh Truck Corp.                                    26,700           1,367
Overnite Corp.                                         28,271             679
Pacer International, Inc. (AE)                        147,675           2,776
SCS Transportation, Inc. (AE)                           9,700             222
Skywest, Inc.                                           9,520             173
Teekay Shipping Corp. (z)                              22,800           1,386
Tenneco Automotive, Inc.                               36,900             509
Tidewater, Inc.                                         3,400              96
Visteon Corp.                                          65,300             709
Wabash National Corp.                                  38,320             974
Wabtec Corp.                                           62,700           1,022
                                                                 ------------
                                                                       30,621
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Consumer Discretionary - 22.2%
Abercrombie & Fitch Co. Class A                        58,900           1,852
AC Moore Arts & Crafts, Inc. (AE)                      31,420             856
Activision, Inc. (AE)                                 114,000           1,717
Advance Auto Parts (AE)                                41,200           1,778
Advo, Inc.                                            105,680           3,318
Alliance Gaming Corp. (AE)                             70,687           1,765
AnnTaylor Stores Corp. (AE)                            36,079           1,462
Applebees International, Inc.                          23,960             929
Applica, Inc.                                          29,900             335
aQuantive, Inc. (AE)(z)                               109,220           1,098
Arbitron, Inc.                                         51,560           1,921
Argosy Gaming Co. (AE)                                  7,900             296
Asbury Automotive Group, Inc. (AE)                     23,980             388
Banta Corp.                                            29,800           1,326
Barnes & Noble, Inc. (AE)                              31,400             938
BearingPoint, Inc. (AE)                               193,600           1,940
Big 5 Sporting Goods Corp. (AE)(z)                     12,800             318
Blockbuster, Inc. Class A (z)                         119,810           1,983
Bob Evans Farms, Inc.                                  18,900             579
Borders Group, Inc.                                    52,100           1,249
Brink's Co. (The)                                      58,000           1,608
Brookstone, Inc. (AE)                                  17,850             355
Brown Shoe Co., Inc.                                    4,660             170
Caesars Entertainment, Inc. (AE)                      168,730           2,236
Callaway Golf Co.                                     157,925           2,680
CDI Corp. (z)                                           8,290             267
CDW Corp.                                              14,600             912
CEC Entertainment, Inc. (AE)                            6,470             221
Charlotte Russe Holding, Inc. (AE)                     53,400             878
Charming Shoppes                                       94,503             667
Childrens Place (AE)(z)                                39,618           1,044
Choice Hotels International, Inc.                      45,216           2,030
ChoicePoint, Inc. (AE)                                 67,500           2,965
Claire's Stores, Inc.                                 161,160           3,284
CNET Networks, Inc. (AE)(z)                            34,368             293
Conn's, Inc. (AE)                                      33,485             556
Consolidated Graphics, Inc. (AE)                        7,200             269
Convergys Corp. (AE)                                   41,270             599
Corinthian Colleges, Inc. (AE)                         24,100             738
Corporate Executive Board Co.                          55,796           2,882
Cost Plus, Inc. (AE)                                   16,366             592
Cox Radio, Inc. Class A (AE)                           83,330           1,726
Cumulus Media, Inc. Class A (AE)                       55,200           1,160
Department 56 (AE)                                      6,600             106
Dick's Sporting Goods, Inc. (AE)(z)                    31,620             853
Digital Theater Systems, Inc. (AE)                     25,300             566
Dillard's, Inc. Class A                                44,700             752
Dollar Thrifty Automotive Group (AE)                   53,500           1,410

 10  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DoubleClick, Inc. (AE)                                 52,390             423
Earthlink, Inc. (AE)                                   62,900             579
Education Management Corp. (AE)                        89,000           3,156
Emmis Communications Corp. Class A (AE)                28,030             656
Entercom Communications Corp. (AE)                     30,500           1,391
Entravision Communications Corp. Class A (AE)         117,210           1,070
Ethan Allen Interiors, Inc.                            24,295           1,010
Federated Department Stores                            21,900           1,073
Finish Line Class A (AE)                               52,580           1,763
FTI Consulting, Inc. (AE)(z)                           43,100             709
Furniture Brands International, Inc.                   33,600             946
GameStop Corp. Class A (AE)(z)                         10,150             179
Gemstar-TV Guide International, Inc. (AE)(z)          150,000             839
Genesco, Inc. (AE)(z)                                  41,512             924
Geo Group, Inc. (The) (AE)                              4,000              94
Getty Images, Inc. (AE)                                75,975           4,148
Gevity HR, Inc.                                        51,684           1,139
Goody's Family Clothing, Inc.                          14,300             179
Gray Television, Inc.                                  78,900           1,169
GTECH Holdings Corp.                                   77,420           4,716
Handleman Co. (z)                                      48,380           1,089
Harman International Industries, Inc.                  28,290           2,146
Harris Interactive, Inc. (AE)                          74,034             540
Harte-Hanks, Inc. Class C                              36,500             875
Hasbro, Inc.                                            9,700             183
Haverty Furniture Cos., Inc.                           13,300             240
Hearst-Argyle Television, Inc. Class C                178,780           4,693
Hewitt Associates, Inc. Class A (AE)                   34,000           1,051
Hollinger International, Inc.                          23,100             461
IKON Office Solutions, Inc.                            29,570             329
Infospace, Inc. (AE)(z)                                21,750             711
Insight Enterprises, Inc. (AE)                         80,110           1,341
International Speedway Corp. Class A                   19,000             800
ITT Educational Services, Inc.                         33,260           1,341
Jack in the Box, Inc. (AE)                             86,300           2,337
Jo-Ann Stores, Inc. Class C (AE)                       11,600             328
Jones Apparel Group, Inc.                              24,400             893
Journal Register Co. (AE)                              22,600             448
K2, Inc.                                               50,400             739
Kelly Services, Inc. Class A                            5,950             177
Korn/Ferry International (AE)                          15,700             235
K-Swiss, Inc. Class A (z)                              44,690             872
Lamar Advertising Co. (AE)                             32,500           1,334
Landry's Restaurants, Inc.                             44,177           1,479
La-Z-Boy, Inc. Class C                                 34,400             717

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Leapfrog Enterprises, Inc. (AE)                        28,000             602
Lee Enterprises, Inc.                                  30,800           1,472
Lightbridge, Inc. (AE)                                    890               6
Lin TV Corp. Class A (AE)                              53,540           1,204
Lithia Motors, Inc. Class A                            29,560             764
Liz Claiborne, Inc.                                    34,900           1,225
Magellan Health Services, Inc. (AE)                    29,200             938
Marvel Enterprises, Inc. (AE)(z)                       42,750             812
Maytag Corp.                                           38,000           1,060
McClatchy Co. Class A                                  22,650           1,608
Media General, Inc. Class A                             4,500             323
Men's Wearhouse, Inc. (AE)                              9,500             242
Modem Media, Inc. (AE)                                 89,584             464
Monster Worldwide, Inc. (AE)                           64,200           1,644
Movado Group, Inc.                                      3,300              99
Movie Gallery, Inc. (z)                                14,840             288
MPS Group, Inc. (AE)                                  269,510           2,948
Nautilus Group, Inc. (z)                              181,757           2,923
Navigant Consulting, Inc. (AE)                         19,300             338
Nu Skin Enterprises, Inc. (z)                          29,930             708
On Assignment, Inc. (AE)                               34,600             176
O'Reilly Automotive, Inc. (AE)                         34,163           1,534
Orient-Express Hotels, Ltd. Class A                    56,600             915
Outback Steakhouse, Inc.                               21,500             944
Papa John's International, Inc. (AE)(z)                 9,270             310
Payless Shoesource, Inc. (AE)                          19,800             280
PEP Boys-Manny Moe & Jack (z)                          32,110             882
Petco Animal Supplies, Inc. (AE)                       63,083           1,852
Pier 1 Imports, Inc.                                   34,100             705
Playboy Enterprises, Inc. Class B (AE)                  1,500              20
Playtex Products, Inc. (AE)                            30,900             229
Polo Ralph Lauren Corp.                                72,700           2,515
Pre-Paid Legal Services, Inc. (AE)(z)                  42,450           1,061
Prime Hospitality Corp.                                16,350             164
Pulitzer, Inc.                                         43,630           2,208
Quiksilver, Inc. (AE)                                 116,934           2,529
Radio One, Inc. Class D (AE)(z)                       123,400           2,340
Reebok International, Ltd.                             20,220             736
Regal Entertainment Group Class A (z)                  69,600           1,517
Regis Corp.                                            29,897           1,298
Rent-A-Center, Inc. Class C (AE)                       71,000           2,078
Rent-Way, Inc. (AE)(z)                                  6,300              59
Republic Services, Inc.                                52,700           1,519
Ross Stores, Inc.                                      43,000           1,312
RR Donnelley & Sons Co.                                40,177           1,182
Russell Corp.                                          12,800             213
Ryan's Family Steak Houses, Inc. (AE)                  77,350           1,403
Sabre Holdings Corp.                                   41,900             988
Saks, Inc.                                            187,650           2,702
Scholastic Corp. (AE)                                  37,400           1,061

                                                              Equity II Fund  11

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Scientific Games Corp. Class A (AE)(z)                152,000           2,742
SCP Pool Corp. (AE)(z)                                 79,900           3,213
Select Comfort Corp. (AE)                              16,540             401
Service Corp. International (z)                       103,100             762
ShopKo Stores, Inc. (z)                               104,600           1,387
Sinclair Broadcast Group, Inc. Class A (AE)(z)        108,000           1,335
Sirva, Inc. (AE)                                       34,932             811
Skechers U.S.A., Inc. Class A (AE)(z)                   1,200              15
SkillSoft PLC - ADR (AE)                              140,100           1,751
Snap-On, Inc.                                          37,400           1,263
Sohu.com, Inc. (AE)(z)                                 54,410             911
Sonic Automotive, Inc.                                  8,100             202
Sourcecorp (AE)                                         8,000             206
Speedway Motorsports, Inc. (z)                         78,900           2,353
Spherion Corp. (AE)                                    10,800             106
Stage Stores, Inc. (AE)(z)                             73,082           2,869
Steak N Shake Co. (The)                                23,340             440
Stein Mart, Inc. (AE)                                  13,400             170
Steinway Musical Instruments (AE)(z)                    1,800              65
Sylvan Learning Systems, Inc. (AE)                     32,937           1,161
Talbots, Inc.                                          28,243             987
Tech Data Corp. (AE)                                   11,340             386
Tele2 AB Class A - ADR (AE)(z)                         53,240           1,435
TeleTech Holdings, Inc. (AE)(z)                        74,310             454
Tetra Tech, Inc. (AE)                                  37,125             617
Thomas Nelson, Inc.                                     6,000             157
Tiffany & Co.                                          14,300             558
Toro Co.                                               22,400           1,303
Tupperware Corp.                                       33,320             624
Unifirst Corp. (z)                                      3,600             106
United Auto Group, Inc.                                26,300             811
United Stationers, Inc.                                35,060           1,332
Vail Resorts, Inc. (AE)(z)                             15,600             243
Valassis Communications, Inc.                          18,500             572
Valueclick, Inc. (AE)                                  95,330             988
VeriSign, Inc. (AE)                                    54,700             882
Washington Post Class B                                 1,370           1,260
Watson Wyatt & Co. Holdings (AE)                        2,600              68
Weight Watchers International, Inc. (AE)(z)            16,300             636
WESCO International, Inc. (AE)                         17,600             252
West Corp. (AE)(z)                                     43,371           1,060
Wireless Facilities, Inc. (AE)(z)                      64,850             622
WMS Industries, Inc. (z)                               30,600             864
Zale Corp. (AE)                                        18,100           1,012
                                                                 ------------
                                                                      203,181
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Consumer Staples - 3.3%
7-Eleven, Inc. (AE)                                    29,200             470
Adolph Coors Co. Class B                               13,200             867
Chiquita Brands International, Inc. (AE)                9,570             172
Church & Dwight, Inc.                                  26,100           1,173
Coca-Cola Bottling Co. Consolidated                    20,444           1,088
Constellation Brands, Inc. Class A (AE)               104,900           3,475
DIMON, Inc.                                            16,600             115
Duane Reade, Inc. (AE)                                 17,800             297
Flowers Foods, Inc.                                    58,690           1,437
Fresh Brands, Inc.                                     65,150             573
Great Atlantic & Pacific Tea Co. (z)                   19,400             155
Hain Celestial Group, Inc. (AE)                        39,015             772
Interstate Bakeries                                    15,980             181
John B. Sanfilippo & Son                                5,540             174
Lance, Inc. (z)                                        14,700             222
Longs Drug Stores Corp.                                37,710             739
NBTY, Inc. (AE)                                        65,300           2,427
Pathmark Stores, Inc. (AE)                            126,300           1,080
Pepsi Bottling Group, Inc.                             47,500           1,390
PepsiAmericas, Inc.                                   109,000           2,183
Pilgrim's Pride Corp. (z)                              25,780             596
RJ Reynolds Tobacco Holdings, Inc. (z)                 59,300           3,841
Ruddick Corp.                                          10,090             206
Sanderson Farms, Inc.                                  17,124             637
Schweitzer-Mauduit International, Inc.                  3,800             118
Standard Commercial Corp.                               3,600              67
Supervalu, Inc.                                       122,290           3,765
Tootsie Roll Industries, Inc.                           8,660             302
Tyson Foods, Inc. Class A                              34,500             647
Universal Corp.                                        14,200             713
                                                                 ------------
                                                                       29,882
                                                                 ------------

Financial Services - 17.5%
Advent Software, Inc. (AE)                             46,900             876
AG Edwards, Inc.                                        7,000             256
Alabama National Bancorp                                1,675              85
Alfa Corp. (z)                                          9,000             122
Alliance Data Systems Corp. (AE)                      177,737           6,179
Allmerica Financial Corp.                              27,200             945
AMB Property Corp. (o)                                 17,400             527
American Financial Group, Inc.                         28,060             861
American Financial Realty Trust (o)                    13,700             203
AmeriCredit Corp. (AE)(z)                             225,534           3,656
AMLI Residential Properties Trust (o)                  17,270             437
Anthracite Capital, Inc. (o)                           41,800             439
Anworth Mortgage Asset Corp. (o)(z)                    30,400             355
Arden Realty, Inc. (o)                                 22,440             633

 12  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Aspen Insurance Holdings, Ltd.                         56,000           1,306
Associated Banc-Corp.                                  32,700           1,339
Associated Estates Realty Corp. (z)                     1,000               8
Assured Guaranty, Ltd. (AE)(z)                         12,400             219
Astoria Financial Corp.                                57,600           1,983
AvalonBay Communities, Inc. (o)                        13,100             650
Bancorp Bank (The) (AE)                                35,764             676
Bancorpsouth, Inc.                                     14,350             290
Bank of Hawaii Corp.                                  104,060           4,550
BankAtlantic Bancorp, Inc. Class A (z)                 11,700             183
Banknorth Group, Inc.                                  30,800             943
Bear Stearns Cos., Inc. (The)                          13,150           1,054
BISystem Group, Inc. (The) (AE)                        15,600             226
Blackrock, Inc.                                        15,060             937
BOK Financial Corp. (AE)                                5,263             206
Boykin Lodging Co. (o)(z)                              10,900              86
Brandywine Realty Trust (o)                            23,500             595
Capital Automotive REIT (o)                            14,000             394
CapitalSource, Inc. (AE)(z)                            54,800           1,154
Capstead Mortgage Corp. (o)(z)                         35,510             456
Cash America International, Inc.                       44,360             949
CBL & Associates Properties, Inc. (o)                  23,900           1,201
Central Pacific Financial Corp. (z)                     4,300             108
Certegy, Inc.                                          19,000             680
Charter Municipal Mortgage Acceptance Co.              26,400             517
Chelsea Property Group, Inc. (o)                        8,200             418
Chemical Financial Corp.                                3,800             130
CIT Group, Inc.                                        24,100             828
City Holding Co.                                        3,086              94
City National Corp.                                    13,300             820
CNA Surety Corp.                                       80,000             871
Colonial BancGroup, Inc. (The)                        129,100           2,224
Columbia Banking Systems, Inc.                          4,700             105
Commerce Bancshares, Inc.                              16,580             744
Commerce Group, Inc. (z)                                2,800             129
Commercial Federal Corp.                               41,230           1,058
Commercial Net Lease Realty (o)                        37,270             618
Community Bank System, Inc.                            47,400             964
CompuCredit Corp. (AE)                                 16,600             275
Cornerstone Realty Income Trust, Inc. (o)              14,700             111
Corus Bankshares, Inc.                                  2,800             106
Crescent Real Estate Equities Co. (o)                  45,900             710
CVB Financial Corp.                                     7,150             147
D&B Corp. (AE)                                          4,490             235
Delphi Financial Group Class A                          4,465             179
Direct General Corp. (z)                               24,713             883

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Doral Financial Corp.                                  70,270           2,304
Dow Jones & Co., Inc.                                  29,000           1,337
Downey Financial Corp.                                 20,100             970
Duke Realty Corp. (o)                                  33,050             964
E*Trade Financial Corp. (AE)                           69,740             792
Eastgroup Properties (o)                               10,200             295
eFunds Corp. (AE)                                       9,464             152
Entertainment Properties Trust (o)(z)                   9,100             304
Equity Inns, Inc. (o)                                  26,500             217
Equity One, Inc. (o)(z)                                25,600             420
Euronet Worldwide, Inc. (AE)(z)                        63,343           1,231
Fair Isaac Corp.                                       27,937             942
Falck SPA (AE)                                         34,900           1,085
Fidelity National Financial, Inc.                      35,200           1,288
First American Corp.                                   79,500           2,156
First Bancorp Puerto Rico                               7,720             285
First Midwest Bancorp, Inc.                             1,670              56
First Niagara Financial Group, Inc.                    49,014             618
First Republic Bank (z)                                 9,900             377
FirstFed Financial Corp.                               15,400             622
Flagstar Bancorp, Inc.                                 57,990           1,185
Flushing Financial Corp.                                7,950             137
Fremont General Corp.                                  14,100             310
Friedman Billings Ramsey Group, Inc. Class A           68,730           1,272
Fulton Financial Corp.                                 11,075             228
Gabelli Asset Management, Inc. Class A (z)             18,770             755
GATX Corp.                                             27,600             649
Getty Realty Corp. (o)                                 12,800             275
Glenborough Realty Trust, Inc. (o)                     31,260             587
Global Payments, Inc. (z)                             101,800           4,884
Hancock Holding Co. (z)                                 4,400             123
Harbor Florida Bancshares, Inc.                         6,038             167
Hawthorne Financial Corp. (z)                           4,100             138
Health Care Property Investors, Inc. (o)               27,400             655
Health Care REIT, Inc. (o)                             32,500           1,038
Healthcare Realty Trust, Inc. (o)                      42,300           1,516
Heritage Property Investment Trust (o)                 21,600             548
Hibernia Corp. Class A                                 15,400             336
Hospitality Properties Trust (o)                       21,730             849
HRPT Properties Trust (o)                             306,040           2,923
Hypercom Corp. (AE)(z)                                 80,354             538
IBERIABANK Corp.                                        2,600             148
IMPAC Mortgage Holdings, Inc. (o)                      42,100             792
IndyMac Bancorp, Inc.                                  37,760           1,214
Innkeepers USA Trust (o)                               25,400             194
Instinet Group, Inc.                                   37,000             242
International Bancshares Corp. (z)                        600              32
Investors Financial Services Corp. (z)                 52,100           2,025

                                                              Equity II Fund  13

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
IPC Holdings, Ltd.                                     36,400           1,340
iStar Financial, Inc. (o)                              24,700             878
Jack Henry & Associates, Inc.                          59,100           1,075
Jefferies Group, Inc.                                  34,600           1,180
Keystone Property Trust (o)                            10,100             205
Kilroy Realty Corp. (o)                                20,400             640
Koger Equity, Inc. (o)                                 39,360             825
Kronos, Inc. (AE)                                      16,295             594
La Quinta Corp. (z)                                    91,800             660
LandAmerica Financial Group, Inc.                      90,990           3,750
LaSalle Hotel Properties (o)                            9,700             213
Legg Mason, Inc.                                       10,000             921
LTC Properties, Inc. (o)(z)                             6,600             103
Mack-Cali Realty Corp. (o)                             26,450             988
Markel Corp. (AE)                                       7,800           2,285
MB Financial Corp.                                      6,265             221
Meristar Hospitality Corp. (o)                         89,500             519
Mid-America Apartment Communities, Inc. Class M
   (o)                                                  9,500             306
Moody's Corp.                                           6,900             445
Nara Bancorp, Inc. (z)                                    300               9
National Health Investors, Inc. (o)                    10,300             247
National Penn Bancshares, Inc. (z)                      3,990             120
National Processing, Inc. (AE)                         13,700             340
Nationwide Financial Services                          22,900             788
Nationwide Health Properties, Inc. (o)                 34,600             627
NDCHealth Corp. (z)                                    28,800             659
New Century Financial Corp. (z)                        40,570           1,721
New Plan Excel Realty Trust (o)                        75,600           1,696
North Fork BanCorp., Inc. (z)                          25,000             928
Nuveen Investments, Inc. Class A                       30,000             769
OceanFirst Financial Corp. (z)                          6,300             138
Odyssey Re Holdings Corp. (z)                          12,500             297
Ohio Casualty Corp.                                    23,700             465
Pan Pacific Retail Properties, Inc. (o)                 3,000             132
People's Bank/Bridgeport CT (z)                         3,700             156
PFF Bancorp, Inc.                                      22,790             853
Philadelphia Consolidated Holding Co. (AE)             24,950           1,441
PMI Group, Inc. (The)                                  21,330             918
Prentiss Properties Trust (o)                          33,200           1,064
Procentury Corp. (AE)(z)                               30,245             318
Protective Life Corp.                                  35,400           1,273
Provident Bankshares Corp.                             11,498             324
Providian Financial Corp.                             199,631           2,422
PS Business Parks, Inc. (o)                            10,400             395
R&G Financial Corp. Class B                            20,850             645
Radian Group, Inc.                                     41,600           1,935

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Raymond James Financial, Inc.                          91,192           2,291
Reckson Associates Realty Corp. (o)                     5,500             131
Redwood Trust, Inc. (o)                                44,300           1,925
Regency Centers Corp. (o)                               7,830             297
RenaissanceRe Holdings, Ltd.                           30,475           1,606
Republic Bancorp, Inc. Class A                         39,897             748
RLI Corp.                                               6,800             236
Ryder System, Inc.                                     66,860           2,460
SEI Investments Co.                                     9,200             272
Senior Housing Properties Trust (o)                    67,990           1,016
Silicon Valley Bancshares (z)                          72,500           2,491
SL Green Realty Corp. (o)                              13,400             547
Southwest Bancorp, Inc.                                67,000           1,106
Sovereign Bancorp, Inc.                                49,924             997
Sovran Self Storage, Inc. (o)                          28,400             959
Stancorp Financial Group, Inc.                         21,900           1,355
Sterling Bancorp (z)                                    7,250             200
Sterling Financial Corp. (AE)                          24,201             799
Stewart Information Services Corp.                     32,810           1,165
Summit Properties, Inc. (o)                            15,800             358
Susquehanna Bancshares, Inc.                            7,300             171
TCF Financial Corp.                                    13,000             644
Texas Regional Bancshares, Inc. Class A (z)             5,605             237
TradeStation Group, Inc. (AE)(z)                       54,990             354
Trizec Properties, Inc. (o)                            11,150             160
Trustmark Corp.                                         4,400             117
UCBH Holdings, Inc. (z)                                41,230           1,526
UMB Financial Corp. (z)                                 8,992             451
United Rentals, Inc. (AE)                              48,330             831
Universal Health Realty Income
   Trust (o)(z)                                         6,500             169
Washington Federal, Inc.                               12,009             281
Washington Mutual, Inc. 2005 Warrants (AE)            205,900              31
Webster Financial Corp.                                26,440           1,150
Weingarten Realty Investors (o)                        62,200           1,798
WellChoice, Inc. (AE)(z)                               22,400             950
WFS Financial, Inc. (AE)                                6,200             276
Whitney Holding Corp.                                  19,450             797
World Acceptance Corp. (AE)(z)                         12,558             192
WR Berkley Corp.                                        6,070             246
WSFS Financial Corp.                                    5,100             247
Zions BanCorp.                                         17,000             961
                                                                 ------------
                                                                      158,484
                                                                 ------------

Health Care - 12.2%
Abgenix, Inc. (AE)                                     66,400           1,080
Able Laboratories, Inc. (AE)                           42,700             822

 14  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Advanced Medical Optics, Inc. (AE)                      6,400             202
Alkermes, Inc. (AE)(z)                                 63,980             981
Alpharma, Inc. Class A                                 41,410             900
AmediSystem, Inc. (AE)                                 15,515             467
American Medical Security Group, Inc. (z)              14,150             362
American Medical Systems Holdings, Inc. (AE)           59,500           1,545
Applera Corp. - Celera Genomics Group (AE)            117,400           1,384
Atrix Labs, Inc. (AE)(z)                               22,100             667
Beverly Enterprises, Inc. (AE)(z)                      17,900             107
Bioenvision, Inc. (AE)                                 36,710             418
Bio-Rad Laboratories, Inc. Class A (AE)                30,380           1,780
Bradley Pharmaceuticals (AE)(z)                         7,000             184
Cell GeneSystem, Inc. (AE)(z)                          39,569             437
Cephalon, Inc. (AE)                                    14,200             808
Community Health Systems, Inc. (AE)                    45,400           1,171
Connetics Corp. (AE)                                   43,520             846
Cooper Cos., Inc.                                      19,199           1,037
Dade Behring Holdings, Inc. (AE)                       33,200           1,527
Datascope Corp.                                         4,300             142
DaVita, Inc. (AE)                                     111,554           5,699
Edwards Lifesciences Corp. (AE)                        36,500           1,258
Endo Pharmaceuticals Holdings, Inc. (AE)               17,920             428
eResearch Technology, Inc. (AE)(z)                     93,295           2,937
First Horizon Pharmaceutical Corp. (AE)(z)             55,050             854
Flamel Technologies - ADR (AE)(z)                      39,593           1,045
Genencor International, Inc. (AE)                      43,700             635
Gen-Probe, Inc. (AE)                                   73,080           2,436
Health Net, Inc. (AE)                                  68,600           1,745
Healthsouth Corp. (AE)                                154,700             665
Henry Schein, Inc. (AE)                                 7,432             524
Humana, Inc.                                          280,980           4,577
Idexx Laboratories, Inc. (AE)                          18,600           1,139
I-Flow Corp. (AE)(z)                                   46,391             679
Inamed Corp. (AE)                                      15,938             938
Incyte Corp. (AE)(z)                                   48,400             384
Invitrogen Corp. (AE)                                  27,270           1,970
Kindred Healthcare, Inc. (AE)(z)                       28,270           1,385
Kinetic Concepts, Inc. (AE)                            17,300             837
King Pharmaceuticals, Inc. (AE)                        44,700             771
Kos Pharmaceuticals, Inc. (AE)(z)                      84,129           3,463
LCA-Vision, Inc. (AE)                                  10,507             265
Ligand Pharmaceuticals, Inc. Class B (AE)(z)           99,900           2,139

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lincare Holdings, Inc. (AE)                            55,000           1,910
Manor Care, Inc.                                       60,330           1,957
Maxygen (AE)                                            9,300             101
Medarex, Inc. (AE)(z)                                 129,300           1,232
Medicis Pharmaceutical Class A                         41,200           1,768
Merit Medical Systems, Inc. (AE)                       17,500             275
Millennium Pharmaceuticals, Inc. (AE)                  39,000             585
Millipore Corp.                                        28,400           1,489
Myriad Genetics, Inc. (AE)                             29,800             513
Neurocrine Biosciences, Inc. (AE)(z)                   28,045           1,841
Odyssey HealthCare, Inc. (AE)(z)                       25,159             423
Omnicare, Inc.                                         28,100           1,166
Omnicell, Inc. (AE)(z)                                  9,570             132
Orthofix International NV (AE)                         17,100             770
Owens & Minor, Inc. (z)                                 7,210             175
Pacificare Health Systems (AE)(z)                      83,270           2,978
Pain Therapeutics, Inc. (AE)(z)                        79,421             584
Parexel International Corp. (AE)                       37,600             735
Pediatrix Medical Group, Inc. (AE)                     28,600           2,045
Perrigo Co.                                            28,030             605
Pharmaceutical Resources, Inc.                         25,500           1,028
Pharmacopeia, Inc. (AE)                                70,200           1,259
Possis Medical, Inc. (AE)(z)                           85,079           2,164
Protein Design Labs, Inc. (AE)                         43,500           1,065
Province Healthcare Co. (AE)                           91,300           1,460
QLT, Inc. (AE)(z)                                      33,400             901
Quidel Corp. (AE)(z)                                  115,746             787
Renal Care Group, Inc. (AE)                            16,300             807
Respironics, Inc. (AE)                                 51,660           2,708
Salix Pharmaceuticals, Ltd. (AE)(z)                    20,000             619
Savient Pharmaceuticals, Inc. (AE)                     36,000             135
Select Medical Corp.                                  157,824           2,991
Sepracor, Inc. (AE)(z)                                 26,300           1,257
Serologicals Corp. (AE)(z)                             53,738             995
Sola International, Inc. (AE)                           8,090             166
Sonic Innovations, Inc. (AE)(z)                       192,539           1,762
Stericycle, Inc. (AE)                                  31,100           1,487
Steris Corp. (AE)                                      32,100             711
Sybron Dental Specialties, Inc. (AE)                   52,599           1,539
Symbion, Inc.                                          57,937             944
Thermogenesis (AE)                                    100,964             474
Triad Hospitals, Inc. (AE)                             43,200           1,469
United Surgical Partners International, Inc.
   (AE)                                                65,125           2,359
United Therapeutics Corp. (AE)(z)                      50,316           1,239
Valeant Pharmaceuticals International (z)              23,700             547
VCA Antech, Inc. (AE)(z)                              119,828           4,900

                                                              Equity II Fund  15

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ventana Medical Systems (AE)                            7,200             356
Vicuron Pharmaceuticals, Inc. (AE)                        630              14
West Pharmaceutical Services, Inc.                      3,400             132
                                                                 ------------
                                                                      111,199
                                                                 ------------

Materials and Processing - 6.8%
Aceto Corp.                                            67,800             928
Acuity Brands, Inc.                                    28,500             697
Airgas, Inc.                                           35,600             789
AK Steel Holding Corp. (AE)                            24,100             113
Albany International Corp. Class A                     13,500             412
Albemarle Corp.                                           200               6
Allegheny Technologies, Inc.                           15,410             157
Aptargroup, Inc.                                       14,500             570
Arch Chemicals, Inc.                                    6,280             183
Armor Holdings, Inc. (AE)                              31,559           1,043
Ashland, Inc.                                          45,800           2,194
Ball Corp.                                              1,700             112
Brush Engineered Materials, Inc.                        8,100             131
Building Material Holding Corp.                         7,300             120
Cabot Corp.                                            56,600           1,913
Calgon Carbon Corp.                                   145,600             875
Carpenter Technology                                   20,800             568
Century Aluminum Co.                                   49,810             986
Ceradyne, Inc. (AE)(z)                                 31,912             911
Chesapeake Corp.                                       14,700             334
Clarcor, Inc.                                          13,050             574
Cleveland-Cliffs, Inc. (z)                              4,170             198
Commercial Metals Co.                                  17,140             449
Constar International, Inc. (AE)                       39,200             187
Corn Products International, Inc.                       7,000             298
Crown Holdings, Inc.                                   96,200             812
Cytec Industries, Inc.                                130,600           5,134
ElkCorp                                                25,485             706
EMCOR Group, Inc. (AE)(z)                               4,070             166
Encore Wire Corp. (AE)(z)                              11,300             309
Florida Rock Industries, Inc.                          27,000           1,074
GrafTech International, Ltd. (AE)                      69,960             621
Greif, Inc. Class A                                     3,500             115
Griffon Corp. (AE)(z)                                  24,550             539
Harsco Corp.                                           25,800           1,123
Hercules, Inc.                                         52,900             588
Hughes Supply, Inc.                                    45,850           2,563
ID Biomedical Corp. (AE)(z)                             8,900              83
IMC Global, Inc.                                       28,000             352
Jones Lang LaSalle, Inc. (AE)                           9,700             229
Lafarge North America, Inc.                            51,500           2,279
Lennox International, Inc. (z)                         88,710           1,482

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LNR Property Corp.                                     47,870           2,404
Louisiana-Pacific Corp.                                35,510             838
Lubrizol Corp.                                         27,300             868
Martin Marietta Materials, Inc.                        33,500           1,449
Maverick Tube Corp. (AE)                               38,110             862
Mueller Industries, Inc.                               22,800             765
Myers Industries, Inc.                                  7,425             105
NCI Building Systems, Inc. (AE)                         9,100             266
OM Group, Inc.                                         32,080             816
Owens-Illinois, Inc. (AE)                              32,900             459
Pactiv Corp. (AE)                                      44,200           1,014
Perini Corp. (z)                                       72,265           1,019
PolyOne Corp. (z)                                      27,640             189
Precision Castparts Corp.                              25,300           1,139
Quanta Services, Inc. (AE)                            118,400             648
Reliance Steel & Aluminum Co.                          53,690           1,773
Royal Gold, Inc. (z)                                    8,460             104
RPM International, Inc.                                98,600           1,487
RTI International Metals, Inc.                          5,100              75
Schnitzer Steel Industries, Inc. Class A               22,000             578
Schulman A, Inc.                                       18,500             370
Sealed Air Corp. (AE)                                  21,100           1,036
Silgan Holdings, Inc. (AE)                              5,200             219
Smurfit-Stone Container Corp. (AE)                     79,500           1,367
Southern Peru Copper Corp.                             18,440             535
Steel Dynamics, Inc. (AE)                              39,120             942
Steel Technologies, Inc.                               28,330             546
Symyx Technologies (AE)(z)                              8,280             212
Texas Industries, Inc.                                 47,900           1,615
Trammell Crow Co. (AE)                                  8,000             108
Unifi, Inc.                                            53,300             133
URS Corp.                                              14,300             369
USEC, Inc.                                             46,440             320
USG Corp. (z)                                         140,800           2,004
Washington Group International, Inc. (AE)              30,690           1,109
Watsco, Inc.                                           42,370           1,235
Wausau-Mosinee Paper Corp.                              5,000              70
                                                                 ------------
                                                                       61,971
                                                                 ------------

Miscellaneous - 1.0%
Brunswick Corp.                                        43,600           1,792
Carlisle Cos., Inc.                                     6,600             391
GenCorp, Inc. (z)                                      33,300             353
Johnson Controls, Inc.                                 17,400             955
Lancaster Co.lony Corp.                                 3,970             164
San-In Godo Bank, Ltd. (The) (AE)                     151,500           1,324
Textron, Inc.                                          20,000           1,104

 16  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Trinity Industries, Inc. (z)                           37,400           1,133
Wesco Financial Corp.                                   4,795           1,901
                                                                 ------------
                                                                        9,117
                                                                 ------------
Other Energy - 4.7%
Atwood Oceanics, Inc. (AE)                             12,000             440
Capstone Turbine Corp.                                 21,400              55
Comstock Resources, Inc. (AE)                          40,420             823
Cooper Cameron Corp. (AE)                              14,500             701
Denbury Resources Inc. (AE)                            82,100           1,499
Diamond Offshore Drilling (z)                          26,000             587
Encore Acquisition Co. (AE)                             4,400             131
Evergreen Resources, Inc. (AE)(z)                      29,800           1,196
Global Power Equipment Group, Inc. (AE)                24,300             176
Grant Prideco, Inc. (AE)                              106,000           1,617
Houston Exploration Co. (AE)                           21,090             944
Key Energy Services, Inc. (AE)                        177,178           1,889
Massey Energy Co.                                      36,300             850
Nabors Industries, Ltd. (AE)                           21,300             945
National-Oilwell, Inc. Class C (AE)                    85,000           2,373
Oil States International, Inc. (AE)                     5,700              77
Patina Oil & Gas Corp.                                101,110           2,811
Patterson-UTI Energy, Inc. (z)                        141,032           5,103
Petroleum Development Corp. (AE)                       27,080             715
Petroquest Energy, Inc. (AE)                           72,300             234
Reliant Energy, Inc. (AE)                             173,275           1,440
Rowan Cos., Inc.                                       49,000           1,093
Smith International, Inc.                              19,600           1,073
Sunoco, Inc.                                           28,580           1,798
Swift Energy Co. (AE)                                  28,800             625
Talisman Energy, Inc.                                  18,400           1,048
TEPPCO Partners L.P. (z)                               31,800           1,196
Tesoro Petroleum Corp. (z)                            147,990           3,006
Tom Brown, Inc. (AE)                                    7,300             350
Unit Corp.                                             40,583           1,146
Universal Compression Holdings, Inc. (AE)              35,830           1,066
Veritas DGC, Inc. (AE)(z)                             144,030           2,943
Westport Resources Corp. (AE)                          18,600             637
XTO Energy, Inc.                                       76,823           2,051
                                                                 ------------
                                                                       42,638
                                                                 ------------
Producer Durables - 6.2%
Advanced Energy Industries, Inc. (AE)(z)               33,800             448
American Power Conversion                              58,400           1,090
American Tower Corp. Class A (z)                       78,500             977
Ametek, Inc.                                            7,800             207

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AO Smith Corp.                                          5,070             152
Applied Industrial Technologies, Inc.                  11,300             297
Arris Group, Inc. (AE)                                 55,100             329
Artesyn Technologies, Inc. (AE)(z)                     94,645             872
Audiovox Corp. Class A (AE)                             1,310              20
Briggs & Stratton Corp.                                26,100           1,827
Brooks Automation, Inc. (AE)                           64,770           1,078
Cable Design Technologies Corp. (AE)(z)               107,000             913
Cascade Corp.                                          53,300           1,110
Champion Enterprises, Inc. (AE)(z)                     59,292             646
Cherokee International Corp. (AE)                      39,913             595
CNH Global NV                                          52,980           1,052
Crane Co.                                               5,740             177
Credence Systems Corp. (AE)(z)                         80,202             893
Crown Castle International Corp. (AE)                  50,100             699
CTS Corp.                                              18,300             239
Curtiss-Wright Corp.                                   20,580             969
Cymer, Inc. (AE)                                       18,000             576
Dominion Homes, Inc. (AE)(z)                            3,900             112
Donaldson Co., Inc.                                   133,686           3,667
DR Horton, Inc.                                        44,775           1,290
Engineered Support Systems, Inc.                        3,760             183
EnPro Industries, Inc. (AE)                               840              17
ESCO Technologies, Inc.                                29,196           1,410
Esterline Technologies Corp.                           20,650             511
FSI International, Inc. (AE)(z)                        21,000             126
Gardner Denver, Inc. (AE)                                 400              10
Genlyte Group, Inc. (AE)                                4,600             264
Goodrich Corp.                                         96,230           2,770
Graco, Inc.                                             6,505             183
Kadant, Inc. (AE)                                       3,800              70
Kimball International, Inc. Class B                    15,100             223
Lennar Corp. Class A                                   26,200           1,227
Lincoln Electric Holdings, Inc.                         9,600             303
Littelfuse, Inc. (AE)                                  10,900             419
M/I Homes, Inc.                                         7,780             332
Manitowoc Co.                                          47,870           1,456
MDC Holdings, Inc.                                     22,550           1,393
Meritage Corp.                                         29,600           2,008
Mettler Toledo International, Inc. (AE)                38,200           1,712
Milacron, Inc.                                        106,100             417
Mine Safety Appliances Co.                              2,500              68
Molex, Inc.                                            23,700             706
Moog, Inc. Class A                                     17,575             580
Novatel Wireless, Inc. (AE)                            41,815             616
Orbital Sciences Corp. (AE)                            92,000           1,185
Pall Corp.                                             32,100             763

                                                              Equity II Fund  17

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Paxar Corp. (AE)                                       67,618           1,114
Photronics, Inc. (AE)(z)                               62,000             923
Plantronics, Inc. (AE)                                 54,980           2,086
Polycom, Inc. (AE)                                     36,500             696
SBA Communications Corp. (AE)(z)                       12,100              48
Semitool, Inc. (AE)                                    10,300             113
Standard-Pacific Corp.                                 47,178           2,380
Steelcase, Inc. Class A (z)                            18,600             229
Stewart & Stevenson Services (z)                        8,600             137
Symmetricom, Inc. (AE)                                161,963           1,297
Tecumseh Products Co. Class A                          16,020             623
Tektronix, Inc.                                        47,900           1,418
Teledyne Technologies, Inc. (AE)                       55,400           1,051
Terex Corp.                                            26,830             881
Thomas Industries, Inc.                                 5,200             176
Toll Brothers, Inc. (AE)                               34,900           1,381
United Industrial Corp.                                20,000             411
Vyyo, Inc. (AE)(z)                                     82,611             487
Watts Water Technologies, Inc. Class A                 46,100           1,129
William Lyon Homes, Inc. (AE)(z)                        2,040             180
                                                                 ------------
                                                                       55,947
                                                                 ------------

Technology - 13.7%
3Com Corp. (AE)                                       387,300           2,386
Acxiom Corp. (AE)                                      15,300             354
ADC Telecommunications, Inc. (AE)                     330,700             827
Adtran, Inc.                                           27,688             679
Advanced Fibre Communications, Inc. (AE)               82,860           1,384
Aeroflex, Inc. (AE)                                   240,020           3,019
Agile Software Corp. (AE)                              86,600             654
AgilySystem, Inc. (z)                                   2,600              30
Alliance Semiconductor Corp. (AE)                      42,700             247
Altiris, Inc. (AE)(z)                                  24,700             625
Analogic Corp.                                         20,400             966
Anixter International, Inc.                            40,010           1,172
Anteon International Corp. (AE)(z)                     20,500             640
Applied Micro Circuits Corp. (AE)                     160,540             708
Ascential Software Corp. (AE)                          88,807           1,510
Aspect Communications Corp. (AE)                       14,890             176
Aspen Technology, Inc. (AE)(z)                        181,470           1,180
ATI Technologies, Inc. (AE)                            30,700             447
Atmel Corp. (AE)                                      273,500           1,597
Autodesk, Inc.                                         97,000           3,250
Avaya, Inc. (AE)                                       53,600             733
Avnet, Inc.                                           183,400           3,969
AVX Corp.                                              61,500             873
Benchmark Electronics, Inc. (AE)                       23,600             638

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Borland Software Corp. (AE)                            33,900             280
California Micro Devices CP (AE)                       42,106             604
Ceridian Corp. (AE)                                    61,800           1,321
Chordiant Software, Inc. (AE)                         257,759           1,005
Ciena Corp. (AE)                                      164,300             680
Cognos, Inc. (AE)                                      30,010             946
Coherent, Inc. (AE)                                     8,407             206
CommScope, Inc. (AE)(z)                                23,090             404
Compuware Corp. (AE)                                   88,800             679
Comtech Telecommunications (AE)                        27,374             443
Comverse Technology, Inc. (AE)                         93,800           1,535
Cray, Inc. (AE)                                       105,535             654
Cypress Semiconductor Corp. (AE)(z)                   147,130           2,055
Ditech Communications Corp. (AE)                       51,900             746
Dot Hill Systems Corp. (AE)                            22,880             172
DRS Technologies, Inc. (AE)                            30,600             864
E.piphany, Inc. (AE)                                   53,400             234
EDO Corp.                                              75,300           1,709
Emulex Corp. (AE)(z)                                   57,000             950
ESS Technology (AE)(z)                                 14,900             160
Exar Corp. (AE)                                       171,300           2,614
Fairchild Semiconductor International, Inc. (AE)      116,115           2,261
Filenet Corp. (AE)                                      9,620             264
Foundry Networks, Inc. (AE)                            33,920             389
Gerber Scientific, Inc. (z)                            23,140             139
GTSI Corp. (AE)                                        82,767             950
Harris Corp.                                           36,100           1,626
Hifn, Inc. (AE)(z)                                     63,129             550
Imation Corp.                                          41,700           1,625
InFocus Corp. (AE)                                    139,300           1,138
Informatica Corp. (AE)                                125,100             906
Ingram Micro, Inc. Class A (AE)                        61,520             735
Integrated Circuit Systems, Inc. (AE)                  47,100           1,116
Integrated Device Technology, Inc. (AE)               217,200           2,921
Intergraph Corp. (AE)                                     800              20
International Rectifier Corp. (AE)                     20,700             821
Internet Security Systems (AE)                         65,200             867
Intersil Corp. Class A                                 61,100           1,207
Interwoven, Inc. (AE)                                  17,400             146
Kemet Corp. (AE)                                      101,900           1,262
Keynote Systems, Inc. (AE)                             51,200             607
Komag, Inc. (AE)(z)                                    12,600             160
L-3 Communications Holdings, Inc. (z)                  16,700           1,031
Lawson Software, Inc. (AE)                             55,400             393
LSI Logic Corp. (AE)                                  362,450           2,697
Macromedia, Inc. (AE)                                  20,300             418
Macrovision Corp. (AE)                                 94,118           1,585
Maxtor Corp. (AE)                                     250,700           1,632

 18  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MEMC Electronic Materials, Inc. (AE)                  125,500           1,000
Mentor Graphics Corp.                                  71,031           1,178
Mercury Interactive Corp. (AE)                         15,300             651
Methode Electronics, Inc.                              14,470             164
Micromuse, Inc. (AE)                                  105,895             711
Microsemi Corp.                                        51,700             562
MicroStrategy, Inc. Class A (AE)(z)                    46,811           2,249
National Instruments Corp.                             44,450           1,358
NCR Corp. (AE)                                          8,980             401
NetIQ Corp. (AE)                                       66,300             853
Netopia, Inc. (AE)(z)                                  68,900             411
Network Associates, Inc. (AE)                          24,400             383
Newport Corp.                                          53,100             788
Norske Skogindustrier ASA (z)                          30,500              99
Novell, Inc. (AE)                                     149,400           1,440
ON Semiconductor Corp. (AE)                           100,000             483
PalmOne, Inc. (AE)(z)                                  36,800             601
PanAmSat Corp. (AE)(z)                                  7,520             174
Park Electrochemical Corp.                              3,100              73
Peregrine Systems, Inc. (AE)(z)                        25,406             508
Performance Technologies, Inc. (AE)(z)                 46,144             599
PerkinElmer, Inc.                                      11,400             219
Perot Systems Corp. Class A (AE)                       78,000           1,039
Plexus Corp. (AE)                                      10,600             152
Pomeroy IT Solutions, Inc.                              7,700             107
Quantum Corp. (AE)                                    260,300             815
Quest Software, Inc. (AE)                             127,400           1,433
RadiSystem Corp. (AE)(z)                               60,230           1,124
RADWARE, Ltd. (AE)                                     33,928             717
Remec, Inc. (AE)(z)                                    79,900             503
Sanmina-SCI Corp. (AE)                                427,070           4,279
Seachange International, Inc. (AE)(z)                  13,530             157
Semtech Corp. (AE)                                     87,457           1,838
Serena Software, Inc. (AE)(z)                          85,400           1,518
Sigma Designs, Inc. (AE)(z)                            20,320             118
Silicon Graphics, Inc. (AE)(z)                        200,000             386
Silicon Storage Technology, Inc. (AE)                  59,300             786
Skyworks Solutions, Inc. (z)                           55,100             472
SonicWALL, Inc. (AE)                                  133,710             957
Spectrasite, Inc. (AE)                                 23,800             889
SRS Labs, Inc. (AE)                                   106,200             478
Stellent, Inc. (AE)                                   101,539             756
StrataSystem, Inc. (AE)(z)                             36,165             739
Sybase, Inc. (AE)                                      19,200             328
SYKES Enterprises, Inc. (AE)                           13,000              71
Symbol Technologies, Inc.                             106,300           1,276
Tellabs, Inc. (AE)                                    116,900           1,021
TIBCO Software, Inc. (AE)                             133,300           1,000

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Transaction Systems Architects, Inc. Class A
   (AE)                                                16,030             340
Triquint Semiconductor, Inc. (AE)                      34,000             187
TTM Technologies, Inc. (AE)(z)                         62,002             689
Ulticom, Inc. (AE)                                     52,146             489
UniSystem Corp.                                        87,900           1,145
UNOVA, Inc. (AE)(z)                                    68,170           1,193
Utstarcom, Inc. (AE)                                    8,900             235
Verint Systems, Inc. (AE)(z)                            6,070             163
Verity, Inc. (AE)                                      79,148             981
Vishay Intertechnology, Inc. (AE)                      23,090             402
Vitesse Semiconductor Corp. (AE)                      120,383             515
WatchGuard Technologies (AE)                          122,275             851
Wavecom Sa - ADR (AE)                                  55,600             537
WebEx Communications, Inc. (AE)(z)                     58,110           1,304
Western Digital Corp. (AE)                            101,900             823
Zoran Corp. (AE)(z)                                    75,565           1,249
                                                                 ------------
                                                                      122,758
                                                                 ------------

Utilities - 3.4%
AGL Resources, Inc.                                    29,900             855
Allete, Inc.                                           31,600           1,092
Avista Corp.                                           60,870           1,029
Centerpoint Energy, Inc. (z)                          181,900           1,963
CMS Energy Corp.                                       53,800             447
Dobson Communications Corp. Class A (AE)(z)           144,500             517
Duquesne Light Holdings, Inc. (z)                       9,460             178
Energen Corp.                                          34,500           1,427
Hawaiian Electric Industries (z)                       15,500             771
IDT Corp. (AE)                                         58,240           1,082
Laclede Group, Inc. (The) (z)                           5,400             149
MDU Resources Group, Inc.                              38,400             860
New Jersey Resources Corp.                              3,600             137
Nextel Partners, Inc. Class A (AE)(z)                 139,550           1,863
Northeast Utilities                                   173,300           3,180
NSTAR                                                  26,800           1,297
OGE Energy Corp.                                       39,000             938
Pepco Holdings, Inc.                                   10,000             189
Pinnacle West Capital Corp.                            13,200             516
PNM Resources, Inc.                                    23,300             680
Primus Telecommunications GP (AE)(z)                  102,000             568
PTEK Holdings, Inc. (AE)(z)                           351,672           3,577
Sierra Pacific Resources (z)                           36,570             259
South Jersey Industries, Inc.                           5,200             214
Southwest Gas Corp.                                     9,740             222
TECO Energy, Inc. (z)                                  18,700             238
Telephone & Data Systems, Inc.                         35,880           2,367

                                                              Equity II Fund  19

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TELUS Corp.                                            52,000             818
Time Warner Telecom, Inc. Class A (AE)(z)              50,070             190
UGI Corp.                                              36,000           1,134
US Cellular Corp. (AE)                                 29,430           1,009
WGL Holdings, Inc.                                     24,500             693
                                                                 ------------
                                                                       30,459
                                                                 ------------
TOTAL COMMON STOCKS
(cost $713,352)                                                       856,257
                                                                 ------------
SHORT-TERM INVESTMENTS - 19.1%
Frank Russell Investment Company Money Market
   Fund                                            47,812,002          47,812
Frank Russell Investment Company Money Market
   Fund (N)                                        58,931,220          58,931
State Street Securities Lending Quality Trust
   (N)                                             63,454,387          63,454
United States Treasury Bill (y)(s) 0.930% due
   06/10/04                                             3,000           2,998
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
(cost $173,195)                                                       173,195
                                                                 ------------

TOTAL INVESTMENTS - 113.5%
(identified cost $886,547)                                          1,029,452

OTHER ASSETS AND LIABILITIES,
NET - (13.5%)                                                        (121,994)
                                                                 ------------
NET ASSETS - 100.0%                                                   907,458
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index expiration date 06/04
   (453)                                                   25,363             (1,486)

Russell 2000 Index
   expiration date 06/04 (53)                              14,836               (710)

S&P 500 E-Mini Index
   expiration date 06/04 (168)                              9,291               (201)

S&P 500 Index
   expiration date 06/04 (11)                               3,042                (90)
                                                                     ---------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (2,487)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 20  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.8%
Auto and Transportation - 2.9%
American Axle & Manufacturing Holdings, Inc.
   (AE)                                                41,671           1,603
Autoliv, Inc.                                          23,769           1,011
Burlington Northern Santa Fe Corp.                     68,000           2,224
CSX Corp.                                              35,500           1,092
Delphi Corp.                                          116,400           1,187
FedEx Corp.                                            79,715           5,732
Ford Motor Co. (z)                                    185,100           2,843
General Motors Corp. (z)                              111,700           5,297
Harley-Davidson, Inc.                                  59,100           3,329
JB Hunt Transport Services, Inc. (z)                   55,350           1,752
Landstar System, Inc. (AE)(z)                           7,700             346
Lear Corp.                                             21,300           1,291
Norfolk Southern Corp.                                 38,200             910
Paccar, Inc.                                            9,600             542
Skywest, Inc. (z)                                      37,300             679
Swift Transportation Co., Inc. (AE)                    11,273             191
Union Pacific Corp.                                     7,900             466
United Parcel Service, Inc. Class B                   100,800           7,071
                                                                 ------------
                                                                       37,566
                                                                 ------------

Consumer Discretionary - 17.7%
Accenture, Ltd. Class A (AE)                           80,701           1,918
Activision, Inc. (AE)                                  25,350             382
Advance Auto Parts (AE)                                 7,326             316
Advo, Inc. (z)                                          9,800             308
Autonation, Inc. (AE)                                 107,800           1,835
Barnes & Noble, Inc. (AE)                               5,064             151
Bed Bath & Beyond, Inc. (AE)                           37,400           1,388
Best Buy Co., Inc.                                     28,900           1,568
Black & Decker Corp.                                   41,900           2,424
Borders Group, Inc. (z)                                27,804             666
Brinker International, Inc. (AE)(z)                     3,376             130
Caesars Entertainment, Inc. (AE)                      156,471           2,073
Career Education Corp. (AE)                            41,400           2,650
CBRL Group, Inc.                                       13,900             522
Cendant Corp.                                         540,317          12,795
ChoicePoint, Inc. (AE)                                  7,200             316
Claire's Stores, Inc.                                  83,740           1,707
Clear Channel Communications, Inc.                     12,300             510
Coach, Inc. (AE)                                       81,900           3,489
Convergys Corp. (AE)                                  110,576           1,606
Darden Restaurants, Inc.                               40,700             922
Dollar General Corp.                                  226,888           4,256
Eastman Kodak Co.                                      82,600           2,130
eBay, Inc. (AE)                                        25,100           2,003

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Education Management Corp. (AE)                        20,100             713
Electronic Arts, Inc. (AE)                             79,400           4,019
Federated Department Stores                           257,553          12,620
Foot Locker, Inc.                                      22,000             528
Fox Entertainment Group, Inc. Class A (AE)            301,647           8,401
Gap, Inc. (The)                                       251,800           5,542
Gemstar-TV Guide International, Inc. (AE)(z)           20,800             116
Getty Images, Inc. (AE)                                17,400             950
Gillette Co. (The)                                    192,583           7,880
GTECH Holdings Corp. (z)                               15,813             963
Harman International Industries, Inc.                  71,785           5,445
Harrah's Entertainment, Inc.                           30,411           1,617
Hearst-Argyle Television, Inc. Class C                  6,572             173
Home Depot, Inc.                                      632,998          22,275
International Game Technology                          84,700           3,197
ITT Educational Services, Inc. (z)                      2,416              97
Kimberly-Clark Corp.                                  170,900          11,185
Ltd Brands                                              6,747             139
Mandalay Resort Group (z)                              51,200           2,941
May Department Stores Co. (The)                       290,530           8,948
Maytag Corp.                                           69,779           1,947
McDonald's Corp.                                      261,500           7,121
McGraw-Hill Cos., Inc. (The) Class C                  102,554           8,087
MGM Mirage (z)                                         40,484           1,855
Michaels Stores, Inc. (z)                              20,401           1,021
Mohawk Industries, Inc. (AE)(z)                        12,800             987
Pacific Sunwear of California (AE)                     39,948             858
RadioShack Corp.                                      114,542           3,523
Regis Corp.                                            31,291           1,359
Rent-A-Center, Inc. Class C (AE)                       24,050             704
Ross Stores, Inc.                                      43,000           1,312
Sabre Holdings Corp.                                   22,300             526
Snap-On, Inc.                                           9,900             334
Starwood Hotels & Resorts Worldwide, Inc.              32,600           1,297
Strayer Education, Inc.                                 4,600             575
Target Corp.                                           88,300           3,830
Time Warner, Inc.                                     386,500           6,501
Toro Co. (z)                                            6,500             378
Tribune Co.                                            44,200           2,116
United Auto Group, Inc. (z)                             9,700             299
University of Phoenix Online (AE)                      19,221           1,673
Viacom, Inc. Class B                                  403,773          15,606
Wal-Mart Stores, Inc.                                 159,643           9,100
Walt Disney Co.                                       208,921           4,811
Waste Management, Inc.                                120,500           3,422
Wendy's International, Inc.                            29,900           1,166

                                                               Equity Q Fund  21

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Whirlpool Corp.                                        36,213           2,372
Yahoo!, Inc. (AE)                                      30,600           1,544
Yum! Brands, Inc. (AE)                                 65,700           2,549
                                                                 ------------
                                                                      230,687
                                                                 ------------
Consumer Staples - 5.0%
Adolph Co.ors Co. Class B (z)                          11,722             770
Albertson's, Inc. (z)                                  69,000           1,612
Altria Group, Inc.                                    122,400           6,779
Anheuser-Busch Cos., Inc. Class                       128,941           6,607
Coca-Cola Co. (The)                                    19,000             961
Coca-Cola Enterprises, Inc.                           161,938           4,372
Constellation Brands, Inc. Class A (AE)                12,100             401
CVS Corp.                                              28,700           1,109
Hershey Foods Corp.                                    12,600           1,120
HJ Heinz Co.                                           34,500           1,318
Kellogg Co.                                               124               5
Kroger Co.                                             68,800           1,204
Loews Corp. - Carolina Group (z)                       11,082             291
Pepsi Bottling Group, Inc.                            145,481           4,258
PepsiAmericas, Inc. (z)                                72,820           1,459
PepsiCo, Inc.                                          13,446             733
Procter & Gamble Co.                                  141,100          14,921
Safeway, Inc. (AE)                                     40,300             925
Sara Lee Corp.                                        207,662           4,793
Smithfield Foods, Inc. (AE)                             2,166              58
Supervalu, Inc.                                       100,881           3,106
Systemco Corp.                                         33,200           1,270
Tyson Foods, Inc. Class A                             291,623           5,465
WM Wrigley Jr Co.                                      20,084           1,239
                                                                 ------------
                                                                       64,776
                                                                 ------------
Financial Services - 20.4%
Affiliated Computer Services, Inc. Class A
   (AE)(z)                                             30,900           1,499
Allstate Corp. (The)                                  243,537          11,178
American Express Co.                                    5,600             274
American International Group, Inc.                     54,366           3,895
Annaly Mortgage Management, Inc. (o)(z)                25,100             434
Archstone-Smith Trust (o)                              18,800             516
Arden Realty, Inc. (o)                                  1,510              43
Automatic Data Processing, Inc.                        79,000           3,461
Bank of America Corp.                                 292,840          23,571
Bank of New York Co., Inc. (The)                       29,700             865
Bank One Corp.                                         60,500           2,987
Bear Stearns Cos., Inc. (The)                          32,500           2,605
Brandywine Realty Trust (o)                             6,100             155
Charter One Financial, Inc.                            80,800           2,696

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cigna Corp.                                            38,180           2,463
Cincinnati Financial Corp.                             22,155             908
Citigroup, Inc.                                       841,474          40,467
Countrywide Financial Corp.                            35,850           2,126
Doral Financial Corp.                                  27,449             900
DST Systems, Inc. (AE)(z)                              10,000             442
Equity Office Properties Trust (o)                     44,600           1,123
Fannie Mae                                            152,249          10,463
Federated Investors, Inc. Class B                      31,000             911
Fidelity National Financial, Inc.                     175,376           6,419
First American Corp.                                   31,800             862
First Horizon National Corp.                           40,500           1,780
Fiserv, Inc. (AE)                                      28,500           1,042
Freddie Mac                                            43,045           2,514
Friedman Billings Ramsey Group, Inc. Class A (z)       73,563           1,361
General Growth Properties, Inc. (o)                    32,390             878
Global Payments, Inc. (z)                               7,900             379
Goldman Sachs Group, Inc.                              91,700           8,849
Greenpoint Financial Corp.                              4,030             157
H&R Block, Inc.                                        38,300           1,728
Hartford Financial Services Group, Inc.                16,500           1,008
Health Care REIT, Inc. (o)                              9,400             300
Hospitality Properties Trust (o)                       10,324             403
HRPT Properties Trust (o)                              10,400              99
iStar Financial, Inc. (o)                               7,000             249
Jack Henry & Associates, Inc. (z)                      70,356           1,280
JP Morgan Chase & Co.                                 293,252          11,026
Keycorp                                               101,200           3,006
Kimco Realty Corp. (o)                                 16,500             705
LandAmerica Financial Group, Inc.                       6,300             260
Lehman Brothers Holdings, Inc.                         33,900           2,488
Lincoln National Corp.                                 19,089             857
Loews Corp.                                            18,800           1,091
Macerich Co. (The) (o)                                  2,261              95
Marsh & McLennan Cos., Inc.                            34,758           1,568
MBNA Corp.                                            439,859          10,724
Merrill Lynch & Co., Inc.                             127,316           6,904
Moody's Corp.                                          14,800             955
Morgan Stanley                                        290,870          14,948
National City Corp.                                   244,825           8,488
National Commerce Financial Corp.                      12,100             322
Nationwide Financial Services                          17,423             599
North Fork BanCorp., Inc. (z)                          10,200             379
Nuveen Investments, Inc. Class A (z)                    5,000             128
Old Republic International Corp.                       32,400             752
Pan Pacific Retail Properties, Inc. (o)                 2,061              91
Paychex, Inc.                                          78,200           2,915

 22  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Popular, Inc.                                           9,300             391
Prentiss Properties Trust (o)                           8,000             256
Principal Financial Group                              57,300           2,023
Progressive Corp. (The)                                72,800           6,371
Protective Life Corp.                                   6,400             230
Providian Financial Corp.                               8,142              99
Radian Group, Inc.                                      1,500              70
Regions Financial Corp.                                 5,500             191
Ryder System, Inc.                                     11,804             434
SLM Corp.                                              85,100           3,260
SouthTrust Corp.                                       13,900             432
State Street Corp.                                     36,000           1,757
Sungard Data Systems, Inc. (AE)                       136,007           3,546
Thornburg Mortgage, Inc. (o)(z)                        11,900             308
UnionBanCal Corp.                                      35,800           1,913
US Bancorp                                            150,656           3,863
Wachovia Corp.                                        268,623          12,290
Washington Mutual, Inc.                               158,900           6,259
Wells Fargo & Co.                                     127,917           7,222
WR Berkley Corp.                                       78,005           3,159
Zions BanCorp.                                         12,600             712
                                                                 ------------
                                                                      266,377
                                                                 ------------

Health Care - 15.2%
Abbott Laboratories                                   155,300           6,836
Aetna, Inc.                                            48,300           3,997
Affymetrix, Inc. (AE)(z)                               44,524           1,361
AmerisourceBergen Corp.                                20,300           1,175
Amgen, Inc.                                           100,500           5,655
Applera Corp. - Celera Genomics Group (AE)              2,900              34
Barr Pharmaceuticals, Inc. (AE)                        10,400             431
Baxter International, Inc.                             30,900             978
Beckman Coulter, Inc.                                  15,100             843
Becton Dickinson & Co.                                114,858           5,806
Biomet, Inc.                                           11,700             462
Boston Scientific Corp. (AE)                          103,100           4,247
Bristol-Myers Squibb Co.                              187,700           4,711
Cardinal Health, Inc.                                  35,400           2,593
Caremark Rx, Inc. (AE)                                 73,000           2,471
Coventry Health Care, Inc. (AE)                        69,587           2,912
Dade Behring Holdings, Inc. (AE)(z)                    13,300             612
DaVita, Inc. (AE)                                      10,100             516
Eli Lilly & Co.                                         4,700             347
Endo Pharmaceuticals Holdings, Inc. (AE)               20,209             482
Eon Labs, Inc. (AE)(z)                                 13,200             868
Genentech, Inc. (AE)                                   64,955           7,976

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Guidant Corp.                                          91,400           5,759
Health Management Associates, Inc. Class A             29,500             682
Humana, Inc.                                          169,762           2,765
IMS Health, Inc.                                       48,400           1,222
Johnson & Johnson                                     598,231          32,323
King Pharmaceuticals, Inc. (AE)                        14,600             252
Manor Care, Inc.                                        8,400             272
McKesson Corp.                                        128,000           4,206
Medco Health Solutions, Inc. (AE)                      28,300           1,002
Medtronic, Inc.                                        63,000           3,179
Merck & Co., Inc.                                     429,561          20,189
Mylan Laboratories (z)                                 77,550           1,777
Oxford Health Plans                                     9,075             494
Pacificare Health Systems (AE)(z)                       9,100             325
Pfizer, Inc.                                          922,887          33,003
Province Healthcare Co. (AE)(z)                        13,600             217
Quest Diagnostics                                      25,300           2,134
Respironics, Inc. (AE)                                 22,511           1,180
Schering-Plough Corp.                                  78,900           1,320
Select Medical Corp.                                   35,700             677
Stryker Corp.                                          31,800           3,146
Triad Hospitals, Inc. (AE)                             23,300             792
UnitedHealth Group, Inc.                              222,095          13,654
Universal Health Services, Inc. Class B                 2,804             123
Varian Medical Systems, Inc. (z)                       39,012           3,349
WellPoint Health Networks                               1,798             201
Wyeth                                                 206,580           7,865
                                                                 ------------
                                                                      197,421
                                                                 ------------

Integrated Oils - 4.8%
Amerada Hess Corp.                                     13,600             967
ChevronTexaco Corp.                                    69,800           6,387
ConocoPhillips                                        161,700          11,529
Exxon Mobil Corp.                                     675,533          28,744
Marathon Oil Corp.                                    252,332           8,468
Occidental Petroleum Corp.                            138,879           6,555
                                                                 ------------
                                                                       62,650
                                                                 ------------

Materials and Processing - 2.7%
Acuity Brands, Inc.                                     7,600             186
Alcoa, Inc.                                           182,662           5,617
American Standard Cos., Inc. (AE)                      14,900           1,567
Archer-Daniels-Midland Co.                            163,180           2,865
Cabot Corp.                                            10,574             357
Dow Chemical Co. (The)                                122,615           4,867
Ecolab, Inc.                                          104,200           3,105
EI Du Pont de Nemours & Co.                             4,800             206

                                                               Equity Q Fund  23

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Energizer Holdings, Inc. (AE)                          24,400           1,057
Florida Rock Industries, Inc. (z)                      20,309             808
Freeport-McMoRan Copper & Gold, Inc. Class B           32,500             991
Georgia-Pacific Corp.                                  76,914           2,700
Masco Corp.                                            79,800           2,235
Monsanto Co.                                           65,259           2,257
Mueller Industries, Inc. (z)                            5,600             188
Phelps Dodge Corp.                                     27,294           1,797
Praxair, Inc.                                          20,900             764
Sherwin-Williams Co. (The)                             44,323           1,686
Sigma-Aldrich Corp.                                    31,000           1,756
Vulcan Materials Co.                                    4,882             226
                                                                 ------------
                                                                       35,235
                                                                 ------------

Miscellaneous - 4.2%
3M Co.                                                157,487          13,619
Eaton Corp.                                            15,200             903
Fortune Brands, Inc.                                   35,190           2,683
General Electric Co.                                  996,081          29,834
ITT Industries, Inc.                                   32,000           2,537
Johnson Controls, Inc.                                 38,800           2,129
Textron, Inc.                                          50,500           2,787
                                                                 ------------
                                                                       54,492
                                                                 ------------

Other Energy - 0.7%
Anadarko Petroleum Corp.                               39,374           2,110
Halliburton Co.                                        43,900           1,308
Pogo Producing Co.                                     26,884           1,326
Premcor, Inc. (AE)(z)                                  11,871             409
Reliant Energy, Inc. (AE)                              53,400             444
Valero Energy Corp.                                    54,838           3,496
                                                                 ------------
                                                                        9,093
                                                                 ------------

Producer Durables - 3.5%
Agilent Technologies, Inc. (AE)                        47,400           1,280
Boeing Co. (The)                                       25,300           1,080
Briggs & Stratton Corp. (z)                             7,200             504
Caterpillar, Inc.                                      44,300           3,443
Centex Corp.                                          128,657           6,169
Deere & Co.                                            26,700           1,817
DR Horton, Inc.                                       213,375           6,145
Kla-Tencor Corp. (AE)                                  14,100             588
Lennar Corp. Class A                                    7,100             333
Lexmark International, Inc. (AE)                       68,539           6,200
Lockheed Martin Corp.                                  58,500           2,790
Molex, Inc. (z)                                        41,300           1,230
Northrop Grumman Corp.                                 21,000           2,084

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NVR, Inc.                                               6,988           3,152
Polycom, Inc. (AE)                                     42,242             806
Pulte Homes, Inc.                                      26,600           1,308
Rockwell Collins, Inc.                                 89,448           2,885
Standard-Pacific Corp. (z)                             22,300           1,125
Steelcase, Inc. Class A (z)                             8,300             102
Tektronix, Inc.                                        42,900           1,270
United Defense Industries, Inc. (AE)(z)                36,138           1,252
                                                                 ------------
                                                                       45,563
                                                                 ------------

Technology - 13.1%
3Com Corp. (AE)                                       212,704           1,310
Acxiom Corp. (AE)                                       2,309              53
ADC Telecommunications, Inc. (AE)                      75,100             188
Adobe Systems, Inc.                                    16,571             685
Altera Corp. (AE)                                      34,600             692
Amkor Technology, Inc. (AE)(z)                         12,851             104
Amphenol Corp. Class A (AE)                            25,500             806
Analog Devices, Inc.                                   50,300           2,143
Apple Computer, Inc.                                   32,100             826
Atmel Corp. (AE)(z)                                    36,189             211
Autodesk, Inc.                                          5,144             172
Benchmark Electronics, Inc. (AE)                        1,900              51
BMC Software, Inc. (AE)                                35,458             613
Broadcom Corp. Class A (AE)                            45,000           1,699
Ciena Corp. (AE)                                       25,000             104
Cisco Systems, Inc. (AE)                              631,476          13,179
Computer Associates International, Inc.                59,884           1,605
Computer Sciences Corp.                                61,100           2,500
Comverse Technology, Inc. (AE)                         31,500             515
Corning, Inc.                                         119,300           1,316
CSG Systems International (AE)                         24,882             418
Cypress Semiconductor Corp. (AE)(z)                     6,900              96
Dell, Inc. (AE)                                       191,500           6,647
Electronic Data Systems Corp.                           6,400             117
EMC Corp.achusetts                                    884,279           9,869
General Dynamics Corp.                                 27,300           2,556
Harris Corp.                                            2,010              91
Hewlett-Packard Co.                                    93,800           1,848
Ingram Micro, Inc. Class A (AE)                        45,000             538
Intel Corp.                                         1,000,559          25,744
International Business Machines Corp.                 171,105          15,086
Intuit, Inc. (AE)                                      36,100           1,533
Jabil Circuit, Inc. (AE)                               26,700             705
Juniper Networks, Inc. (AE)(z)                         23,500             514
Kemet Corp. (AE)(z)                                     4,500              56
LSI Logic Corp. (AE)                                   26,900             200
Maxim Integrated Products                             138,173           6,355

 24  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Micron Technology, Inc.                                42,100             573
Microsoft Corp.                                       982,740          25,522
Motorola, Inc.                                        294,800           5,380
National Semiconductor Corp. (AE)                      33,400           1,362
Network Appliance, Inc. (AE)                            9,956             185
Oracle Corp. (AE)                                     203,600           2,284
PanAmSat Corp. (AE)(z)                                  2,226              51
Peoplesoft, Inc. (AE)                                   9,062             153
Plexus Corp. (AE)(z)                                   11,900             171
Qualcomm, Inc.                                         63,700           3,979
Retek, Inc. (AE)                                        6,101              43
Rockwell Automation, Inc.                              20,600             673
Sandisk Corp. (AE)(z)                                 105,300           2,433
Sanmina-SCI Corp. (AE)                                362,950           3,637
Scientific-Atlanta, Inc.                              106,173           3,439
Siebel Systems, Inc. (AE)                              81,855             841
Solectron Corp. (AE)                                   10,000              49
Storage Technology Corp. (AE)                          57,784           1,518
Sun MicroSystems, Inc. (AE)                           364,149           1,420
SynopSystem, Inc. (AE)(z)                              81,518           2,179
Texas Instruments, Inc.                               447,176          11,224
Triquint Semiconductor, Inc. (AE)(z)                   13,400              74
Veritas Software Corp. (AE)                            33,600             896
Xilinx, Inc.                                           45,100           1,517
                                                                 ------------
                                                                      170,748
                                                                 ------------

Utilities - 5.6%
AGL Resources, Inc.                                    20,200             578
American Electric Power Co., Inc.                       7,000             213
AT&T Corp.                                            114,300           1,960
AT&T Wireless Services, Inc. (AE)                      80,553           1,112
BellSouth Corp.                                       437,186          11,284
Centerpoint Energy, Inc. (z)                           99,800           1,077
Comcast Corp. Class A                                  10,400             313
Constellation Energy Group, Inc.                       64,894           2,497
Dominion Resources, Inc.                               21,600           1,378
DPL, Inc.                                              36,400             641
DTE Energy Co.                                         37,700           1,471
Duke Energy Corp.                                      85,400           1,799
Edison International                                  232,400           5,438
Entergy Corp.                                             802              44
Exelon Corp.                                          116,912           7,826
National Fuel Gas Co.                                  12,000             294

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nextel Communications, Inc. Class A (AE)              242,400           5,784
Nicor, Inc. (z)                                         1,165              40
NII Holdings, Inc. Class B (AE)(z)                      9,800             343
NiSource, Inc.                                         14,800             298
Northeast Utilities                                    44,600             818
NTL, Inc. (AE)                                         24,900           1,414
Oneok, Inc. (z)                                        28,000             587
Pepco Holdings, Inc.                                   18,900             358
PG&E Corp.                                             15,133             416
Pinnacle West Capital Corp.                             6,400             250
Qwest Communications International                     88,400             355
SBC Communications, Inc.                               92,300           2,298
Sempra Energy                                          95,600           3,035
Sprint Corp.-FON Group                                275,911           4,936
TXU Corp.                                              66,700           2,277
UnitedGlobalCom, Inc. Class A (AE)                     58,700             439
Verizon Communications, Inc.                          296,697          11,197
WGL Holdings, Inc. (z)                                  4,900             139
                                                                 ------------
                                                                       72,909
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,066,858)                                                   1,247,517
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.9%
Frank Russell Investment Company Money Market
   Fund                                            48,516,900          48,517
Frank Russell Investment Company Money Market
   Fund (N)                                        18,074,095          18,074
State Street Securities Lending Quality Trust
   (N)                                             19,461,342          19,461
United States Treasury Bill (y)(s)
   0.930% due 06/10/04                                  4,000           3,996
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $90,048)                                                         90,048
                                                                 ------------

TOTAL INVESTMENTS - 102.7%
(identified cost $1,156,906)                                        1,337,565

OTHER ASSETS AND LIABILITIES,
NET - (2.7%)                                                          (35,097)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,302,468
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                               Equity Q Fund  25

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/04 (36)                           6,386             (255)

S&P 500 E-Mini Index
   expiration date 06/04 (176)                          9,734             (170)

S&P 500 Index
   expiration date 06/04 (66)                          18,251             (532)

S&P Midcap 400 Index
   expiration date 06/04 (66)                          19,246             (384)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                               (1,341)
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 26  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.8%
Australia - 3.2%
Alumina, Ltd. (z)                                       3,600              13
Amcor, Ltd.                                           626,532           3,141
AMP, Ltd. (AE)                                        297,463           1,240
Australia & New Zealand Banking Group, Ltd.           197,306           2,647
Australian Gas Light Co., Ltd.                          4,500              38
Australian Stock Exchange, Ltd.                        10,220             119
BHP Billiton, Ltd.                                    332,750           2,757
Billabong International, Ltd. (z)                      15,250              84
BlueScope Steel, Ltd.                                 162,300             689
Boral, Ltd.                                            32,000             139
Brambles Industries, Ltd. (z)                         153,950             617
CFS Gandel Retail Trust                                96,500              96
Coca-Cola Amatil, Ltd.                                  9,700              48
Coles Myer, Ltd.                                      367,129           2,220
Commonwealth Bank of Australia (z)                     23,100             521
Commonwealth Property Office Fund (z)                  74,900              62
CSL, Ltd.                                              28,064             447
CSR, Ltd.                                              86,200             120
David Jones, Ltd. (z)                                  62,200              71
Deutsche Office Trust                                  51,200              41
Foster's Group, Ltd.                                1,197,544           4,230
Futuris Corp., Ltd.                                    24,000              26
General Property Trust                                 51,900             113
Iluka Resources, Ltd.                                   7,600              21
Insurance Australia Group, Ltd. (z)                    46,200             162
James Hardie Industries NV                             41,860             203
John Fairfax Holdings, Ltd.                           146,800             355
Leighton Holdings, Ltd. (z)                             1,200               9
Lend Lease Corp., Ltd.                                 30,090             232
Lion Nathan, Ltd.                                       5,200              23
Macquarie Bank, Ltd. (z)                               14,020             351
Macquarie Infrastructure Group                         27,500              55
Mayne Nickless, Ltd.                                   14,400              33
National Australia Bank, Ltd. (z)                     325,593           6,932
Newcrest Mining, Ltd.                                   1,400              12
News Corp., Ltd. (z)                                  105,328             972
OneSteel, Ltd.                                         67,900             110
Orica, Ltd.                                            78,065             833
Origin Energy, Ltd.                                    22,900              94
PaperlinX, Ltd.                                        12,300              44
Promina Group, Ltd. (AE)                              331,129             897
Publishing & Broadcasting, Ltd. (z)                    24,230             213
Qantas Airways, Ltd.                                   84,800             205
QBE Insurance Group, Ltd. (z)                         107,319             903

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rinker Group, Ltd.                                     71,570             368
Rio Tinto, Ltd. (z)                                     2,800              66
Santos, Ltd.                                          403,528           1,874
Sons of Gwalia, Ltd. (AE)(z)                           19,400              35
Stockland Trust Group (AE)(z)                          27,900             104
Suncorp-Metway, Ltd.                                    5,300              51
TABCORP Holdings, Ltd. (z)                              4,100              39
Telstra Corp., Ltd.                                   764,863           2,641
Wesfarmers, Ltd.                                       15,900             328
Westfield Holdings, Ltd. (z)                           25,000             256
Westfield Trust (z)                                    37,800             111
Westpac Banking Corp.                                 122,006           1,540
WMC Resources, Ltd.                                    93,300             323
Woodside Petroleum, Ltd.                                  300               4
Woolworths, Ltd.                                       60,520             516
                                                                 ------------
                                                                       40,394
                                                                 ------------

Austria - 0.1%
Erste Bank der Oesterreichischen Sparkassen AG          3,500             524
OMV AG                                                  2,200             402
                                                                 ------------
                                                                          926
                                                                 ------------

Belgium - 0.9%
AGFA-Gevaert NV (z)                                    27,604             627
Belgacom SA (AE)                                       34,779           1,054
Colruyt SA                                              4,400             473
Delhaize Group (z)                                     13,900             675
Dexia (AE)                                            107,780               1
Dexia (z)                                              93,760           1,542
Electrabel (z)                                          5,347           1,755
Fortis (z)                                            141,847           3,090
Fortis                                                 11,300             246
KBC Bancassurance Holding (z)                          14,600             820
Solvay SA                                               2,100             176
Umicore (z)                                            20,100           1,163
                                                                 ------------
                                                                       11,622
                                                                 ------------

Brazil - 0.1%
Cia Vale do Rio Doce - ADR                             15,100             687
Petroleo Brasileiro SA - ADR                           28,080             812
                                                                 ------------
                                                                        1,499
                                                                 ------------

Canada - 1.2%
Abitibi-Consolidated, Inc.                             59,700             418
Alcan, Inc.                                            10,200             410
Bank of Nova Scotia                                    92,796           2,380
Bombardier, Inc. Class B                              252,700           1,114

                                                          International Fund  27

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Canadian Natural Resources, Ltd.                       17,200             946
Cinram International, Inc.                              7,400             125
Great-West Lifeco, Inc.                                 6,900             254
Magna International, Inc. Class A                      11,500             913
Manulife Financial Corp.                                9,200             340
Nortel Networks Corp.                                  58,600             219
Petro-Canada                                           21,300             942
Precision Drilling Corp. (AE)                          17,600             838
Research In Motion, Ltd. (AE)                          20,500           1,779
Royal Bank of Canada                                   17,600             783
Suncor Energy, Inc.                                    12,700             303
Talisman Energy, Inc.                                  36,300           2,065
TELUS Corp. (Non-voting shares)                        18,300             288
Thomson Corp. (The) (AE)                               48,000           1,529
                                                                 ------------
                                                                       15,646
                                                                 ------------

China - 0.2%
China Petroleum & Chemical Corp. Class H            1,190,000             412
China Shipping Development Co., Ltd. Class H (z)      346,000             201
Huaneng Power International, Inc. Class H (z)       1,708,000           1,599
PetroChina Co., Ltd. Class H (z)                      956,000             417
                                                                 ------------
                                                                        2,629
                                                                 ------------

Denmark - 0.5%
Coloplast A/S Class B                                     200              19
D/S Svendborg Class B (AE) (z)                             52             327
Danisco A/S                                               800              38
Danske Bank A/S                                       131,725           2,959
DSV DE Sammenslut Vogn A/S (z)                            400              17
East Asiatic Co., Ltd. A/S (z)                          1,900              77
FLS Industries A/S Class B                              3,800              50
GN Store Nord                                          13,000             101
ISS A/S (z)                                            17,525             875
Novo-Nordisk A/S Class B                               35,272           1,676
TDC A/S (z)                                             5,600             190
                                                                 ------------
                                                                        6,329
                                                                 ------------

Estonia - 0.1%
Hansabank EEK (AE)                                     75,900             581
Hansabank, Ltd.                                        25,300             194
                                                                 ------------
                                                                          775
                                                                 ------------

Finland - 0.8%
Elisa OYJ Class S (AE) (z)                              6,900              94
Fortum OYJ                                             90,271           1,011

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nokia OYJ (z)                                         199,155           2,802
Nokia OYJ - ADR                                        66,163             927
Pohjola Group PLC Class D                               6,300              63
Sampo OYJ Class A                                     142,150           1,361
Stora Enso OYJ Class R                                 10,600             143
Tietoenator OYJ                                        10,500             313
UPM-Kymmene OYJ                                       203,866           3,757
                                                                 ------------
                                                                       10,471
                                                                 ------------

France - 8.5%
Accor SA (z)                                           68,747           2,893
Air France (z)                                         12,800             223
Air Liquide (z)                                         6,312           1,105
Alcatel SA (z)                                         70,577           1,051
Altran Technologies SA (z)                             21,600             225
Atos Origin (z)                                         7,500             435
Aventis SA (z)                                         49,086           3,738
AXA (z)                                               205,116           4,319
BNP Paribas (z)                                       151,666           9,106
Bouygues (z)                                           72,400           2,472
Caisse Nationale du Credit Agricole (z)                42,729           1,054
Carrefour SA (z)                                      113,249           5,253
Casino Guichard Perrachon SA (z)                        2,000             178
Christian Dior SA (z)                                  11,000             691
Cie de Saint-Gobain (z)                                85,277           4,304
Cie Generale D'Optique Essilor International SA
   (z)                                                  6,800             398
CNP Assurances (z)                                     12,346             732
Compagnie Generale des Etablissements Michelin
   Class B (z)                                         29,494           1,380
France Telecom                                        220,902           5,329
Groupe Danone (z)                                      12,174           2,040
Klepierre                                                 300              18
Lafarge SA (z)                                         29,290           2,439
Lagardere S.C.A. (z)                                   57,598           3,468
L'Oreal SA (z)                                         21,626           1,630
LVMH Moet Hennessy Louis Vuitton SA (z)                17,400           1,226
Pernod-Ricard (z)                                       3,600             454
Peugeot SA (z)                                         14,900             800
Pinault-Printemps-Redoute (z)                          15,579           1,607
Renault SA (z)                                         10,800             806
Rhodia SA (z)                                          86,697             133
Sanofi-Synthelabo SA (z)                               91,900           5,837
Schneider Electric SA (z)                              28,816           1,941
Societe Assurances Generales de France (z)             56,118           3,426
Societe BIC SA (z)                                      1,000              43

 28  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Societe Generale (z)                                   79,449           6,617
Societe Television Francaise 1 (z)                     28,000             865
Suez SA (z)                                            74,438           1,491
Technip SA (z)                                         10,100           1,399
Thomson (z)                                           137,000           2,643
Total SA (z)                                           92,215          17,052
Total SA - ADR (z)                                     29,126           2,683
Unibail (z)                                             1,400             132
Vivendi Universal SA (z)                              191,731           4,823
                                                                 ------------
                                                                      108,459
                                                                 ------------

Germany - 6.7%
Adidas-Salomon AG (z)                                  20,986           2,423
Allianz AG (z)                                         38,978           4,134
Altana AG (z)                                           9,900             630
AMB Generali Holding AG (z)                             8,000             585
BASF AG (z)                                            10,800             557
Bayer AG (z)                                          172,119           4,688
Bayerische Hypo-und Vereinsbank AG                    297,107           5,155
Bayerische Motoren Werke AG (z)                        61,462           2,649
Celanese AG                                             1,000              42
Celesio AG (z)                                          5,500             307
Commerzbank AG                                         12,700             219
Continental AG (z)                                     68,700           2,981
DaimlerChrysler AG (z)                                125,395           5,618
Deutsche Bank AG (z)                                   16,500           1,359
Deutsche Boerse AG (z)                                 30,917           1,700
Deutsche Genossenschafts-Hypothekenbank (AE)           30,500           1,974
Deutsche Lufthansa AG                                  79,619           1,279
Deutsche Post AG                                      213,340           4,702
Deutsche Telekom AG                                   237,931           4,106
E.ON AG (z)                                            69,312           4,593
Hannover Rueckversicherung AG (z)                      15,500             532
HeidelbergCement AG                                    29,943           1,351
Infineon Technologies AG (AE)(z)                       50,700             649
KarstadtQuelle AG (z)                                  92,000           1,955
Linde AG (z)                                            3,200             175
MAN AG (z)                                            100,400           3,686
Medion AG (z)                                          19,000             808
Merck KGaA (z)                                         26,100           1,397
Metro AG (z)                                           13,400             594
MG Technologies AG (z)                                  6,800             100
Muenchener Rueckversicherungs AG (z)                    7,000             757
ProSieben SAT.1 Media AG (AE)(z)                        3,943              77
Puma AG Rudolf Dassler Sport (z)                       13,123           3,018
RWE AG (z)                                            129,913           5,637

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SAP AG (z)                                             10,829           1,642
Schering AG (z)                                        72,778           3,824
Siemens AG                                             80,550           5,816
ThyssenKrupp AG (z)                                    10,000             174
T-Online International AG Class G (AE)                 49,500             538
TUI AG                                                  4,500              94
United Internet AG                                     16,100             405
Volkswagen AG (z)                                      61,778           2,721
                                                                 ------------
                                                                       85,651
                                                                 ------------

Greece - 0.5%
Alpha Bank AE                                          51,200           1,595
Cosmote Mobile Communications SA                       39,300             628
EFG Eurobank Ergasias SA                               27,800             594
Hellenic Telecommunications Organization SA           107,052           1,555
OPAP SA                                               108,560           2,068
                                                                 ------------
                                                                        6,440
                                                                 ------------

Hong Kong - 1.9%
Bank of East Asia, Ltd.                               345,132           1,004
BOC Hong Kong Holdings, Ltd. (z)                      388,000             662
Cathay Pacific Airways, Ltd. (z)                       27,000              49
Cheung Kong Holdings, Ltd.                            119,200             917
China Mobile Hong Kong, Ltd.                          583,300           1,537
CLP Holdings, Ltd.                                     70,500             375
DAH Sing Financial                                     16,400             118
Denway Motors, Ltd. (z)                               580,000             277
Esprit Holdings, Ltd.                                 100,000             413
Hang Lung Properties, Ltd. (z)                        444,000             598
Hang Seng Bank, Ltd.                                   34,900             443
Henderson Land Development (z)                          8,000              36
Hong Kong & China Gas                                 412,000             708
Hong Kong Exchanges and Clearing, Ltd.                 18,000              36
HongKong Electric Holdings                            410,500           1,800
Hongkong Land Holdings, Ltd.                           56,000              97
Hopewell Holdings                                      57,000             101
Hutchison Whampoa, Ltd.                                62,000             417
Hysan Development Co., Ltd. (z)                        35,000              58
Jardine Matheson Holdings, Ltd.                       129,300           1,306
Johnson Electric Holdings, Ltd.                        77,500              69
Li & Fung, Ltd.                                       726,000           1,131
MTR Corp. (z)                                         491,045             746
New World Development, Ltd. (z)                       109,000              87
PCCW, Ltd. (AE)                                       233,000             158
Shangri-La Asia, Ltd. (z)                             127,000             123
Sino Land Co. (z)                                   1,736,000           1,052

                                                          International Fund  29

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sun Hung Kai Properties, Ltd.                         609,000           5,231
Swire Pacific, Ltd. Class A (z)                       332,600           2,175
Techtronic Industries Co. (z)                          52,500             141
Wharf Holdings, Ltd. (z)                            1,009,537           2,770
Yue Yuen Industrial Holdings (z)                       18,000              48
                                                                 ------------
                                                                       24,683
                                                                 ------------

Hungary - 0.0%
OTP Bank Rt                                            29,600             552
                                                                 ------------

India - 0.2%
InfoSystem Technologies, Ltd. - ADR (z)                 2,400             194
Reliance Industries, Ltd. - GDR                        55,900           1,425
State Bank of India, Ltd. - GDR                        36,100           1,406
                                                                 ------------
                                                                        3,025
                                                                 ------------

Ireland - 0.6%
Bank of Ireland                                       328,384           3,978
CRH PLC                                                63,133           1,341
CRH PLC                                                 1,206              26
Depfa Bank PLC                                         17,250           2,586
                                                                 ------------
                                                                        7,931
                                                                 ------------

Israel - 0.1%
Check Point Software Technologies (AE)                 33,300             780
                                                                 ------------

Italy - 3.7%
Arnoldo Mondadori Editore SpA (z)                      21,300             199
Assicurazioni Generali SpA (z)                          8,100             214
Autostrade SpA (z)                                     42,436             783
Banca Intesa SpA (AE)(z)                            2,247,064           7,432
Banca Nazionale del Lavoro SpA (AE)                    39,900              89
Banca Popolare di Milano SCRL (z)                      31,200             184
Banche Popolari Unite Scrl (z)                         24,281             413
Banco Popolare di Verona e Novara Scrl (z)             67,478           1,122
Benetton Group SpA (z)                                 82,100             962
Capitalia SpA (z)                                      80,700             223
e.Biscom (AE)(z)                                        3,100             184
Edison SpA (AE)                                        94,400             155
Enel SpA (z)                                           62,900             501
Ente Nazionale Idrocarburi SpA (z)                    578,687          11,761
Fiat SpA (z)                                          362,210           2,548
Finmeccanica SpA (z)                                2,543,752           1,942
Fondiaria-Sai SpA                                       7,400             163
Gruppo Editoriale L'Espresso SpA (z)                   37,700             222
Italcementi SpA (z)                                    35,900             450

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mediaset SpA (z)                                      372,478           4,084
Parmalat Finanziaria SpA (z)                           46,200               6
Riunione Adriatica di Sicurta SpA (z)                  34,156             625
Saipem SpA (z)                                        193,600           1,814
Sanpaolo IMI SpA (z)                                  105,249           1,227
Snam Rete Gas SpA                                     146,800             651
Telecom Italia (AE)(z)                              1,150,477           3,688
Telecom Italia Media SpA                               87,200              38
Telecom Italia SpA (z)                                739,271           1,723
Tiscali SpA (AE)(z)                                     7,800              40
UniCredito Italiano SpA (z)                           731,100           3,408
                                                                 ------------
                                                                       46,851
                                                                 ------------

Japan - 23.2%
77 Bank, Ltd. (The) (z)                               235,000           1,413
Acom Co., Ltd.                                         12,750             908
Advantest Corp.                                        10,300             783
Aeon Co., Ltd.                                         60,700           2,661
Aiful Corp.                                            41,580           4,218
Aioi Insurance Co., Ltd.                               29,000             127
Aisin Seiki Co., Ltd.                                  15,600             274
Ajinomoto Co., Inc.                                    43,000             503
All Nippon Airways Co., Ltd. (AE)                      21,000              64
Alps Electric Co., Ltd. (z)                           107,000           1,541
Amano Corp. (AE)                                        7,000              54
Anritsu Corp. (AE)(z)                                  35,000             255
Aoyama Trading Co., Ltd.                                1,200              28
Asahi Glass Co., Ltd.                                 156,000           1,650
Asahi Kasei Corp.                                      34,000             186
Autobacs Seven Co., Ltd.                                2,100              56
Bank of Yokohama, Ltd. (The) (z)                       23,000             126
Benesse Corp.                                           3,400              94
Bridgestone Corp.                                     172,000           2,910
Brother Industries, Ltd.                               12,000             118
Canon, Inc.                                           250,090          13,115
Central Glass Co., Ltd.                                16,000             118
Central Japan Railway Co. (z)                              16             131
Chiba Bank, Ltd. (The)                                 19,000             103
Chubu Electric Power Co., Inc.                         18,700             390
Citizen Watch Co., Ltd. (z)                            34,000             343
Credit Saison Co., Ltd.                                80,600           2,358
D&M Holdings, Inc.                                     23,000              84
Dai Nippon Printing Co., Ltd.                          37,000             561
Daicel Chemical Industries, Ltd.                        1,000               4
Daiichi Pharmaceutical Co., Ltd.                       32,500             569
Daikin Industries, Ltd.                                13,000             304
Daimaru, Inc. (AE)                                     24,000             209
Dainippon Ink and Chemicals, Inc.                       8,000              20

 30  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Daito Trust Construction Co., Ltd.                      8,290             281
Daiwa House Industry Co., Ltd.                        145,000           1,622
Daiwa Securities Group, Inc.                           70,000             526
Denso Corp.                                            96,300           2,028
Dentsu, Inc.                                              160             448
Dentsu,, Inc. (AE)                                        205             570
Don Quijote Co., Ltd. (z)                               8,000             569
Dowa Mining Co., Ltd. (AE)                             47,000             260
East Japan Railway Co.                                    232           1,185
Eisai Co., Ltd.                                       142,500           3,639
FamilyMart Co., Ltd.                                    4,000             115
Fanuc, Ltd.                                             7,500             459
Fast Retailing Co., Ltd.                               34,700           2,703
FCC Co., Ltd.                                           4,600             170
Fuji Electric Holdings Co., Ltd. (z)                   22,000              58
Fuji Heavy Industries, Ltd.                           221,200           1,064
Fuji Machine Manufacturing Co., Ltd.                   39,600             465
Fuji Photo Film Co., Ltd.                              87,000           2,797
Fujikura, Ltd. (z)                                     22,000             119
Fujisawa Pharmaceutical Co., Ltd.                       1,600              37
Fujitsu Support and Service, Inc. (z)                   1,100              19
Fujitsu, Ltd. (z)                                      55,000             382
Fukuoka Sogo Bank (z)                                  58,000             196
Funai Electric Co., Ltd.                                7,050           1,048
Furukawa Electric Co., Ltd. (z)                        62,000             239
Futaba Corp.                                           12,300             322
Global Media Online, Inc.                                 100               5
Goodwill Group, Inc. (The) (z)                            464           1,824
Gunze, Ltd.                                             7,000              34
Hankyu Department Stores (AE)                           9,000              75
Haseko Corp. (z)                                      173,500             504
Hirose Electric Co., Ltd.                               5,100             584
HIS Co., Ltd.                                           3,700             102
Hitachi Cable, Ltd.                                    36,000             181
Hitachi Chemical Co., Ltd.                              3,700              68
Hitachi Construction Machinery Co., Ltd. (z)            4,000              54
Hitachi Maxell, Ltd.                                   21,000             304
Hitachi Zosen Corp.                                    41,500              78
Hitachi, Ltd.                                         524,000           3,678
Hokkaido Electric Power Co., Inc.                       3,500              58
Hokuriku Electric Power Co. (z)                         3,900              63
Honda Motor Co., Ltd.                                 128,100           5,140
Hoya Corp.                                             18,300           1,979
Isetan Co., Ltd.                                       44,000             607
Isuzu Motors, Ltd.                                     48,000             129
Itochu Corp.                                          377,000           1,595
Itochu Techno-Science Corp.                             1,000              38

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ito-Yokado Co., Ltd.                                   37,000           1,538
Japan Radio Co., Ltd. (z)                              33,000             139
Japan Retail Fund Investment Corp. (AE)(o)                 51             338
Japan Tobacco, Inc.                                        72             575
JFE Holdings, Inc.                                     45,100           1,011
Joyo Bank (AE)                                         10,000              39
JSR Corp.                                               1,000              21
Kadokawa Holdings, Inc.                                   100               4
Kaken Pharmaceutical Co., Ltd. (z)                     12,000              67
Kamigumi Co., Ltd.                                     32,000             222
Kaneka Corp.                                           22,000             203
Kansai Electric Power Co., Inc. (The)                  55,500             971
Kao Corp.                                             104,000           2,482
Kawasaki Heavy Industries, Ltd. (z)                    61,000              93
Kawasaki Kisen Kaisha, Ltd.                            31,000             133
KDDI Corp.                                                345           2,065
Keio Teito Electric Railway (AE)                       27,000             151
Keyence Corp.                                           3,300             792
Kobe Steel, Ltd. (z)                                   50,000              69
Kokuyo Co., Ltd.                                        1,100              14
Komatsu, Ltd.                                          30,000             171
Konica Minolta Holdings, Inc.                          93,000           1,287
Koyo Seiko Co., Ltd. (z)                               28,000             293
Kubota Corp.                                           59,000             256
Kuraya Sanseido, Inc. (z)                               2,000              26
Kyocera Corp.                                          24,200           2,001
Kyorin Pharmaceutical Co., Ltd.                         3,000              42
Kyowa Hakko Kogyo Co., Ltd.                             1,000               7
Kyushu Electric Power Co., Inc.                        13,400             231
Lawson, Inc.                                           48,800           1,830
Mabuchi Motor Co., Ltd.                                28,900           1,992
Makita Corp.                                           16,000             216
Marubeni Corp. (z)                                    655,000           1,649
Marui Co., Ltd.                                        84,500           1,325
Matsumotokiyoshi Co., Ltd. (z)                         51,600           1,561
Matsushita Electric Industrial Co., Ltd.              323,000           4,742
Meiji Dairies Corp. (AE)                                9,000              42
Meiji Seika Kaisha, Ltd (AE)(z)                         8,000              33
Meitec Corp.                                            5,900             208
Millea Holdings, Inc.                                     541           7,693
Minebea Co., Ltd.                                     316,000           1,543
Misawa Homes Holdings, Inc. (AE)                       46,000             158
Mitsubishi Chemical Corp.                              19,000              52
Mitsubishi Corp.                                       58,000             553
Mitsubishi Electric Corp.                             433,000           2,188
Mitsubishi Estate Co., Ltd.                           498,000           5,886
Mitsubishi Gas Chemical Co., Inc.                      20,000              75
Mitsubishi Heavy Industries, Ltd.                     197,000             542
Mitsubishi Motors Corp. (z)                           114,000             282

                                                          International Fund  31

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mitsubishi Rayon Co., Ltd.                             85,000             298
Mitsubishi Securities Co., Ltd. (z)                    36,000             465
Mitsubishi Tokyo Financial Group, Inc.                    954           8,485
Mitsui & Co., Ltd. (z)                                173,000           1,426
Mitsui Chemicals, Inc.                                 32,000             168
Mitsui Engineering & Shipbuilding Co., Ltd.
   (AE)(z)                                             77,000             137
Mitsui Fudosan Co., Ltd.                               92,000           1,012
Mitsui OSK Lines, Ltd.                                180,000             787
Mitsui Sumitomo Insurance Co., Ltd.                   385,000           3,623
Mitsui Trust Holdings, Inc.                            19,000             134
Mitsumi Electric Co., Ltd. (z)                          4,900              53
Mizuho Financial Group, Inc.                              361           1,707
Murata Manufacturing Co., Ltd. (z)                     84,200           5,521
Namco, Ltd. (z)                                         5,000             134
NEC Corp.                                             285,000           2,238
NEC Electronics Corp.                                   3,000             211
NEC System Intergration & Construction, Ltd.            9,400              89
Nichicon Corp.                                         16,500             192
Nichirei Corp. (AE)                                    90,000             300
Nidec Co.pal Corp. (z)                                  6,100             102
Nidec Corp. (z)                                         3,000             324
Nikko Cordial Corp.                                   256,000           1,456
Nikon Corp. (AE)(z)                                    59,000             690
Nintendo Co., Ltd.                                      5,200             491
Nippon Electric Glass Co., Ltd. (z)                    82,000           1,931
Nippon Express Co., Ltd.                              433,000           2,529
Nippon Kayaku Co., Ltd.                                 4,000              21
Nippon Light Metal Co. (AE)(z)                         86,000             214
Nippon Meat Packers, Inc.                              94,000           1,120
Nippon Oil Corp.                                       76,000             418
Nippon Sanso Corp. (AE)(z)                             29,000             132
Nippon Shokubai Co., Ltd. (AE)(z)                      15,000             108
Nippon Steel Corp.                                    313,000             655
Nippon Telegraph & Telephone Corp.                        639           3,357
Nippon Yusen Kabushiki Kaisha (z)                      27,000             110
Nishimatsu Construction Co., Ltd. (z)                  14,000              49
Nishimatsuya Chain Co., Ltd.                              900              33
Nissan Motor Co., Ltd.                                400,900           4,462
Nissen Co., Ltd.                                        8,100             175
Nisshin Seifun Group, Inc.                              1,000               9
Nisshin Steel Co., Ltd. (z)                           106,000             213
Nisshinbo Industries, Inc.                              6,000              39
Nitto Denko Corp.                                      37,000           2,054
NOK Corp.                                              34,500           1,334
Nomura Holdings, Inc.                                 280,000           4,544
Nomura Research Institute, Ltd.                         2,700             279

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NS Solutions Corp.                                      3,000             196
NTN Corp.                                               4,000              17
NTT DoCoMo, Inc.                                          132             262
OJI Paper Co., Ltd.                                     9,000              56
Okasan Holdings, Inc.                                   7,000              45
Olympus Corp.                                          11,000             213
Omron Corp.                                            51,600           1,257
Ono Pharmaceutical Co., Ltd.                            1,700              73
Onward Kashiyama Co., Ltd.                              2,000              30
ORIX Corp.                                             56,500           5,987
Pal Co., Ltd.                                           2,400             126
Pioneer Corp.                                             600              17
Promise Co., Ltd.                                      29,050           1,921
Resona Holdings, Inc. (z)                              61,000             123
Ricoh Co., Ltd.                                       178,000           3,547
Rinnai Corp.                                           65,000           1,751
Rohm Co., Ltd.                                         19,000           2,370
Sammy Corp. (z)                                         6,300             266
Sanken Electric Co., Ltd. (z)                          20,000             261
Sankyo Co., Ltd.                                       41,100             761
Sanyo Electric Co., Ltd.                               51,000             231
Secom Co., Ltd.                                        35,900           1,538
Sega Corp. (z)                                          1,700              18
Seino Transportation Co., Ltd.                         24,000             237
Sekisui Chemical Co., Ltd.                            247,000           1,747
Sekisui House, Ltd.                                   188,300           1,995
Senshukai Co., Ltd.                                     7,000              74
SFCG Co., Ltd. (z)                                     12,830           2,631
Sharp Corp.                                            80,000           1,442
Shimachu Co., Ltd.                                      5,700             152
Shimamura Co. (AE)                                      4,600             379
Shin-Etsu Chemical Co., Ltd.                          118,600           4,791
Shinko Electric Industries (z)                          8,900             274
Shionogi & Co., Ltd.                                   22,000             346
Shiseido Co., Ltd. (z)                                111,000           1,364
Shizuoka Bank, Ltd. (AE)(z)                             3,000              26
Showa Shell Sekiyu KK                                  15,800             136
Skylark Co., Ltd. (z)                                  86,400           1,694
SMC Corp./Japan                                         9,900           1,134
Snow Brand Milk Products Co., Ltd. (z)                 10,000              32
Softbank Corp. (AE)(z)                                  7,300             331
Sohgo Security Services Co., Ltd. (z)                  63,300             846
Sompo Japan Insurance, Inc.                            63,200             570
Sony Corp. (AE)(z)                                     65,400           2,529
Stanley Electric Co., Ltd.                             21,400             404
Sumisho Lease Co., Ltd.                                12,100             414
Sumitomo Bakelite Co., Ltd. (z)                       211,400           1,384
Sumitomo Chemical Co., Ltd.                           445,300           2,057
Sumitomo Corp.                                         52,000             399
Sumitomo Electric Industries, Ltd. (z)                 35,000             323

 32  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sumitomo Forestry Co., Ltd.                            27,000             284
Sumitomo Heavy Industries, Ltd. (z)                    84,000             220
Sumitomo Metal Industries, Ltd.                        71,000              86
Sumitomo Mitsui Financial Group, Inc. (z)               1,054           7,961
Sumitomo Osaka Cement Co., Ltd.                       151,000             377
Sumitomo Realty & Development Co., Ltd. (z)           199,000           2,233
Sumitomo Trust & Banking Co., Ltd. (The) (z)           24,000             144
Suruga Bank, Ltd. (The)                                 4,000              30
Suzuken Co., Ltd.                                       6,720             206
Suzuki Motor Corp.                                     61,000             962
Taiheiyo Cement Corp.                                  45,000             116
Taisei Corp. (z)                                       19,000              67
Takashimaya Co., Ltd. (z)                              69,000             832
Takeda Chemical Industries, Ltd.                      185,000           7,456
Takefuji Corp. (z)                                      1,640             104
Tanabe Seiyaku Co., Ltd.                                3,000              29
TDK Corp.                                              57,000           4,068
Telewave, Inc.                                             10              87
THK Co., Ltd. (z)                                      57,600           1,114
TIS, Inc. (z)                                           2,400              91
Tobu Railway Co. (AE)                                  24,000             103
Toda Corp.                                              4,000              14
Tohoku Electric Power Co., Inc.                        58,500             939
Tokyo Electric Power Co., Inc. (The)                   53,800           1,152
Tokyo Electron, Ltd.                                   50,400           3,067
Tokyo Gas Co., Ltd.                                    96,000             356
Tokyo Steel Manufacturing Co., Ltd. (z)                 3,800              64
Tokyu Corp.                                           128,000             639
Tomen Corp. (AE)                                       48,000              91
Toppan Printing Co., Ltd. (AE)                        100,000           1,175
Toray Industries, Inc. (AE)                            73,000             334
Toshiba Corp. (AE)                                     75,000             344
Tostem Inax Holding Corp.                               4,000              76
Toyo Seikan Kaisha, Ltd.                               11,000             199
Toyoda Gosei Co., Ltd.                                  7,000             191
Toyota Motor Corp. (AE)                               294,800          10,653
Toyota Tsusho Corp.                                     2,000              20
Ube Industries, Ltd./Japan                             47,000              80
UFJ Holdings, Inc. (z)                                  1,711          10,584
UFJ Tsubasa Securities Co., Ltd. (z)                   21,000              99
Uni-Charm Corp.                                         6,900             326
Uniden Corp.                                           11,000             194
UNY Co., Ltd.                                          32,000             374
USS Co., Ltd. (z)                                       2,710             229
Victor Co. of Japan, Ltd. (z)                           7,000              77

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vodafone Holdings KK                                       78             184
West Japan Railway Co. (z)                                568           2,207
World Co., Ltd.                                         2,600              88
Yahoo Japan Corp. (AE)(z)                                  85             962
Yahoo Japan Corp. (AE)                                    189           2,140
Yamada Denki Co., Ltd. (AE)                            39,800           1,366
Yamaha Corp.                                           40,700             763
Yamaha Motor Co., Ltd.                                153,000           2,187
Yamanouchi Pharmaceutical Co., Ltd.                    23,600             787
Yamato Transport Co., Ltd. (z)                         54,000             820
Yamazaki Baking Co., Ltd. (z)                           6,000              59
Yaskawa Electric Corp. (AE)                           130,000           1,047
Yokogawa Electric Corp. (z)                            17,000             231
York-Benimaru Co., Ltd. Class D                         6,800             210
Zexel Corp. (AE)                                       22,000              82
                                                                 ------------
                                                                      296,096
                                                                 ------------

Luxembourg - 0.3%
Arcelor (z)                                           201,263           3,343
Millicom International Cellular SA (AE)                10,900             274
                                                                 ------------
                                                                        3,617
                                                                 ------------

Mexico - 0.3%
America Movil SA de CV Class L - ADR                   35,300           1,193
Coca-Cola Femsa SA de CV - ADR                         52,200           1,110
Telefonos de Mexico SA de CV - ADR (z)                 47,900           1,635
                                                                 ------------
                                                                        3,938
                                                                 ------------
Netherlands - 5.2%
ABN AMRO Holding NV (z)                               231,209           5,026
Aegon NV (z)                                          177,257           2,320
Akzo Nobel NV (z)                                      53,806           1,960
ASM International NV (AE)(z)                           45,400             941
ASML Holding NV (AE)                                  110,600           1,760
Buhrmann NV (z)                                        42,900             405
DSM NV (z)                                             79,800           3,823
Euronext NV (z)                                        18,730             545
European Aeronautic Defense and Space Co. (z)          34,100             862
Getronics NV (z)                                       72,600             197
Heineken Holding NV Class A (z)                         7,600             280
Heineken NV (z)                                        82,566           3,483
Hunter Douglas NV                                       2,118             101
IHC Caland NV                                           4,900             231
ING Groep NV (z)                                      333,354           7,143
Koninklijke Ahold NV                                   18,400             142
Koninklijke Philips Electronics NV (z)                190,408           5,184
Koninklijke Philips Electronics NV (z)                 48,780           1,308

                                                          International Fund  33

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OCE NV (z)                                             11,900             200
Qiagen NV (AE)                                         12,100             147
Randstad Holdings NV (z)                               30,400             812
Reed Elsevier NV (z)                                  153,632           2,158
Royal Dutch Petroleum Co. (z)                         309,912          15,068
Royal Dutch Petroleum Co.                               6,000             292
Royal KPN NV (z)                                      370,506           2,668
Royal Numico NV                                        75,779           2,098
TPG NV (z)                                             16,800             362
Unilever NV (z)                                        29,717           1,957
Vedior NV                                               3,200              46
VNU NV                                                 87,412           2,445
Wolters Kluwer NV                                     110,185           1,855
                                                                 ------------
                                                                       65,819
                                                                 ------------

New Zealand - 0.4%
Carter Holt Harvey, Ltd.                              295,400             389
Telecom Corp. of New Zealand, Ltd. (z)              1,166,174           4,143
                                                                 ------------
                                                                        4,532
                                                                 ------------

Norway - 0.6%
DNB NOR ASA (z)                                       129,363             819
Norsk Hydro ASA (z)                                    42,600           2,499
Norske Skogindustrier ASA (z)                          11,800             215
Statoil ASA (z)                                       229,300           2,862
Telenor ASA (z)                                       106,700             700
Yara International ASA (AE) (z)                        85,304             602
                                                                 ------------
                                                                        7,697
                                                                 ------------
Portugal - 0.6%
Banco Comercial Portugues SA                          571,806           1,329
Brisa-Auto Estradas de Portugal SA Class R             58,480             398
Electricidade de Portugal SA                          672,512           1,837
Portugal Telecom SGPS SA                              294,457           3,193
PT Multimedia Servicos de Telecomunicacoes e
   Multimedia SGPS SA                                  18,500             420
Sonae SGPS SA                                         301,171             332
                                                                 ------------
                                                                        7,509
                                                                 ------------

Russia - 0.2%
LUKOIL - ADR                                            8,900             970
Mobile TeleSystems - ADR (z)                            7,700             831
YUKOS - ADR                                            13,000             579
                                                                 ------------
                                                                        2,380
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Singapore - 1.7%
CapitaLand, Ltd. (z)                                   18,000              17
Chartered Semiconductor Manufacturing, Ltd.
   (AE)(z)                                             66,000              58
City Developments, Ltd.                               611,000           2,191
ComfortDelgro Corp., Ltd.                              16,000              12
Creative Technology, Ltd.                               3,900              41
DBS Group Holdings, Ltd.                              531,400           4,467
Flextronics International, Ltd. (AE)(z)               109,900           1,769
Fraser and Neave, Ltd. Series D                        15,000             117
Jardine Cycle & Carriage, Ltd.                         21,000              83
Keppel Corp., Ltd. (z)                                 93,000             391
MobileOne, Ltd.                                       933,000             806
NatSteel, Ltd. (z)                                     44,400              58
Neptune Orient Lines, Ltd. (z)                        523,000             599
Oversea-Chinese Banking Corp.                         250,320           1,780
Overseas Union Enterprise, Ltd.                         3,000              11
SembCorp Industries, Ltd.                              65,000              55
Singapore Airlines, Ltd.                               62,000             394
Singapore Exchange, Ltd.                               54,000              52
Singapore Land, Ltd.                                    3,000               7
Singapore Press Holdings, Ltd.                        148,100           1,828
Singapore Technologies Engineering, Ltd.              700,000             778
Singapore Telecommunications, Ltd. (z)              3,169,000           4,359
United Overseas Bank, Ltd. (z)                        251,000           2,021
United Overseas Land, Ltd. (z)                         14,000              15
Venture Corp., Ltd.                                    28,000             314
                                                                 ------------
                                                                       22,223
                                                                 ------------

South Africa - 0.1%
MTN Group, Ltd.                                       102,600             427
Nedcor, Ltd.                                           93,924             804
Nedcor, Ltd. Rights (AE)                               38,833              83
                                                                 ------------
                                                                        1,314
                                                                 ------------

South Korea - 0.9%
Daewoo Heavy Industries & Machinery, Ltd. (AE)         74,640             573
Hanjin Shipping                                        10,900             153
Korea Electric Power Corp. - ADR (z)                  125,600           1,179
KT Corp. - ADR                                         70,200           1,299
NCSoft Corp.                                            5,500             394
Nextel, Inc. (AE)                                      40,818           1,832
POSCO - ADR                                            25,200             775
Samsung Electronics - GDR                               5,420           1,275

 34  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                           9,530           4,524
Samsung Electronics Co., Ltd. - GDR                     1,100             259
                                                                 ------------
                                                                       12,263
                                                                 ------------

Spain - 4.0%
Acerinox SA (z)                                        15,212             784
ACS Actividades Cons y Serv                            22,442           1,090
Altadis SA (z)                                        146,579           4,142
Amadeus Global Travel Distribution SA Class A
   (z)                                                 24,900             147
Antena 3 de Television SA (AE)                          8,506             432
Banco Bilbao Vizcaya Argentaria SA (z)                344,365           4,543
Banco de Sabadell SA                                   33,700             695
Banco Popular Espanol SA (z)                           15,318             845
Banco Santander Central Hispano SA (z)                530,423           5,695
Corp Mapfre SA (z)                                     71,880             861
Endesa SA (z)                                         159,657           2,925
Fomento de Construcciones y Contratas SA                5,000             178
Gamesa Corp. Tecnologica SA                            33,400           1,384
Iberdrola SA                                          265,593           5,236
Iberia Lineas Aereas de Espana (z)                    224,100             744
Inditex SA                                             58,000           1,261
Indra Sistemas SA                                      39,800             516
Repsol YPF SA (z)                                     138,200           2,910
Repsol YPF SA - ADR                                    93,883           1,960
Sogecable SA (AE)(z)                                   21,500             920
Telefonica SA (z)                                     931,017          13,847
Union Fenosa SA                                         7,200             150
                                                                 ------------
                                                                       51,265
                                                                 ------------

Sweden - 2.2%
Assa Abloy AB Class B (z)                              44,500             542
Atlas Copco AB Class A (z)                              4,900             172
Atlas Copco AB Class B (z)                              4,300             139
Autoliv, Inc.                                          43,269           1,842
Billerud AB (z)                                         5,200              83
Electrolux AB Series B (z)                             53,000           1,048
ForeningsSparbanken AB (z)                             57,300           1,069
Hennes & Mauritz AB Class B (z)                       107,108           2,623
Investor AB Class B (z)                               121,874           1,237
Nordea Bank AB                                         57,000             384
OMHEX AB (z)                                            8,400             113
Sandvik AB (z)                                          7,400             241
Securitas AB Class B (z)                               59,600             859
Skandia Forsakrings AB (z)                            452,448           1,778

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB Class A                8,800             128
Skanska AB Class B (z)                                  7,200              58
Song Networks Holding AB (AE)                          31,600             204
Svenska Cellulosa AB Class B                           42,700           1,675
Svenska Handelsbanken Class A (z)                      59,250           1,145
Tele2 AB Class B (z)                                    2,700             123
Telefonaktiebolaget LM Ericsson Class B             3,541,024           9,600
TeliaSonera AB (z)                                     17,500              72
Volvo AB Series A (z)                                   5,400             178
Volvo AB Series B (z)                                  90,938           3,115
WM-data AB Class B (z)                                 25,000              56
                                                                 ------------
                                                                       28,484
                                                                 ------------

Switzerland - 5.7%
ABB, Ltd. (z)                                         303,896           1,712
Actelion NV                                             4,700             516
Adecco SA (z)                                          14,016             627
Ciba Specialty Chemicals AG (z)                         1,000              69
Clariant AG (z)                                       124,030           1,574
Compagnie Financiere Richemont AG Class A             200,785           5,167
Credit Suisse Group                                   212,372           7,488
Georg Fischer AG (z)                                      620             130
Givaudan (z)                                              800             398
Holcim, Ltd.                                           30,826           1,592
Logitech International SA                               4,100             178
Lonza Group AG (z)                                     28,740           1,388
Nestle SA (z)                                          37,657           9,530
Novartis AG Class G                                   247,772          11,050
PubliGroupe SA                                            227              73
Roche Holding AG (z)                                   62,854           6,596
Serono SA (z)                                           1,630             977
STMicroelectronics NV (z)                              21,300             469
Straumann Holding AG (z)                                  400              72
Sulzer AG (z)                                           1,869             485
Swatch Group AG Class B (z)                             4,360             579
Swiss Life Holding (z)                                  8,719           1,191
Swiss Reinsurance                                      36,625           2,410
Swisscom AG (z)                                         4,948           1,537
Syngenta AG                                            14,400           1,153
Synthes-Stratec, Inc. (AE)                              1,160           1,261
UBS AG (z)                                            124,843           8,876
Valora Holding AG (z)                                     533             125
Xstrata PLC                                           102,400           1,154
Zurich Financial Services AG (AE)(z)                   27,347           4,326
                                                                 ------------
                                                                       72,703
                                                                 ------------

                                                          International Fund  35

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Taiwan - 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR (AE)(z)                                        184,689           1,760
United Microelectronics Corp. - ADR (AE)(z)           190,410             990
                                                                 ------------
                                                                        2,750
                                                                 ------------
Thailand - 0.1%
Advanced Info Service PCL                              93,000             205
Bangkok Bank PCL                                      144,000             353
Siam Cement PCL                                        22,000             115
Siam Cement PCL                                       118,100             644
                                                                 ------------
                                                                        1,317
                                                                 ------------
United Kingdom - 17.7%
3i Group PLC                                          160,922           1,724
Abbey National PLC                                     28,700             231
Alliance & Leicester PLC                               14,200             211
Alliance Unichem PLC                                    9,000              95
Allied Domecq PLC                                     111,760             893
Amvescap PLC                                            6,200              41
Anglo American PLC (AE)                                42,722             861
ARM Holdings PLC                                       49,600             103
Associated British Foods PLC                           32,700             363
AstraZeneca PLC                                       134,639           6,384
AstraZeneca PLC                                        37,600           1,761
Avis Europe PLC                                       389,694             678
Aviva PLC                                             394,681           3,863
AWG PLC (AE)                                           37,299             384
BAA PLC                                               147,900           1,366
BAE Systems PLC (AE)                                1,352,242           5,039
Barclays PLC                                          662,790           5,987
Barratt Developments PLC                               28,200             309
BG Group PLC                                        1,205,261           6,975
BHP Billiton PLC                                      190,713           1,526
BOC Group PLC                                         120,526           1,941
Boots Group PLC                                       408,236           4,431
BP PLC                                              1,554,250          13,461
Bradford & Bingley PLC                                 48,300             245
Brambles Industries PLC                               628,266           2,344
British Airways PLC                                    43,800             220
British American Tobacco PLC                          133,200           2,023
British Land Co. PLC                                   54,700             631
British Sky Broadcasting PLC                          469,844           5,559
BT Group PLC                                          688,200           2,182
Bunzl PLC                                             226,521           1,896
Cable & Wireless PLC                                  172,500             378
Cadbury Schweppes PLC                                 420,306           3,349
Canary Wharf Group PLC                                  1,000               5

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Centrica PLC                                          767,900           2,981
Cobham PLC                                                500              12
Colt Telecom Group PLC (AE)                            10,800              14
Compass Group PLC                                      68,400             431
Corus Group PLC                                       492,983             324
Davis Service Group PLC                                 3,500              24
Diageo PLC                                            338,764           4,553
Dixons Group PLC                                       12,200              34
EMI Group PLC                                         279,000           1,279
Enterprise Inns PLC                                   193,900           2,101
Firstgroup PLC                                          7,200              34
Galen Holdings PLC                                      4,500              64
GKN PLC                                               856,134           3,483
GlaxoSmithKline PLC                                   695,843          14,427
GUS PLC                                               191,505           2,657
Hanson PLC                                              5,500              42
HBOS PLC                                              452,787           5,876
HHG PLC (AE)(z)                                        14,500              12
HMV Group PLC                                          39,000             165
HSBC Holdings PLC                                     534,640           7,674
HSBC Holdings PLC (z)                                  46,468             679
Imperial Chemical Industries PLC                       71,500             278
Imperial Tobacco Group PLC                             81,445           1,807
Inchcape PLC                                           13,200             352
InterContinental Hotels Group PLC (AE)                622,270           5,826
International Power PLC (AE)                          104,700             261
InvenSystem PLC                                       370,800             128
ITV PLC                                               262,321             576
J Sainsbury PLC                                       426,767           2,111
Johnston Press PLC                                      2,500              24
Kelda Group PLC                                        24,600             203
Kesa Electricals PLC                                   86,655             434
Kingfisher PLC                                        507,466           2,554
Land Securities Group PLC                               3,900              76
Lloyds TSB Group PLC                                  885,622           6,631
LogicaCMG PLC                                          51,500             199
Man Group PLC                                          38,816           1,164
Marks & Spencer Group PLC                             619,878           3,042
MFI Furniture PLC                                      50,500             141
Mitchells & Butlers PLC (AE)                          212,750             956
mmO2 PLC (AE)                                         152,600             271
Morrison WM Supermarkets                              139,075             592
MyTravel Group PLC                                    233,200              36
National Grid Transco PLC                             151,000           1,147
Northern Foods PLC                                    108,900             311
Old Mutual PLC                                        271,100             466
Pearson PLC                                           153,100           1,790
Pennon Group PLC                                       22,700             279

 36  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Persimmon PLC                                          88,700           1,034
Prudential PLC                                        153,690           1,210
Punch Taverns PLC                                       5,000              48
Reckitt Benckiser PLC Series C                         51,800           1,349
Reed Elsevier PLC                                     109,900           1,025
Reuters Group PLC                                     320,900           2,126
Rexam PLC                                             236,654           1,920
Rio Tinto PLC                                         259,754           5,708
RMC Group PLC                                          74,000             774
Rolls-Royce Group PLC                                 118,300             487
Royal & Sun Alliance Insurance Group                  790,327           1,127
Royal Bank of Scotland Group PLC                      246,900           7,426
SABMiller PLC                                           6,800              74
Scottish & Newcastle PLC                               22,000             161
Scottish & Southern Energy PLC                        200,603           2,432
Scottish Power PLC                                     63,200             430
Shell Transport & Trading Co. PLC                   1,382,430           9,553
Shire Pharmaceuticals PLC (AE)                         77,200             712
Signet Group PLC                                      165,100             339
Smith & Nephew PLC                                     85,300             868
Smiths Group PLC                                       56,600             702
SSL International PLC                                   8,200              48
Stagecoach Group PLC                                  131,000             191
Standard Chartered PLC                                176,308           2,706
Tate & Lyle PLC                                        83,300             450
Taylor Woodrow PLC                                     10,500              53
Tesco PLC                                             557,100           2,462
Trinity Mirror PLC                                     46,100             504
Unilever PLC                                          169,400           1,601
United Business Media PLC                             108,511             887
United Utilities PLC                                   18,400             176
Vodafone Group PLC (AE)                             7,652,486          18,626
Whitbread PLC                                          91,800           1,215
Willis Group Holdings, Ltd.                            19,800             719
Wimpey George PLC                                     175,100           1,276
WPP Group PLC                                           9,000              89
                                                                 ------------
                                                                      226,488
                                                                 ------------

United States - 0.1%
GlobalSantaFe Corp. (z)                                38,000           1,002
                                                                 ------------

TOTAL COMMON STOCKS
(cost $992,682)                                                     1,186,060
                                                                 ------------
LONG-TERM INVESTMENTS - 0.1%
Cayman Islands - 0.1%
SMFG Finance, Ltd. (144A)
   2.250% due 07/11/05                                 39,000             943
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

United Kingdom - 0.0%
Credit Suisse Group Finance Guernsey, Ltd.
   6.000% due 12/23/05                                    125             131
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $521)                                                             1,074
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------

OPTIONS PURCHASED - 0.2%
(Number of Contracts)
Belgium - 0.2%
Bel 20 Index Futures
   May 2004 2,475.53 (EUR) Call (180)                  10,680           2,157
   May 2004 2,478.89 (EUR) Call (6)                       356              72
                                                                 ------------
                                                                        2,229
                                                                 ------------

Switzerland - 0.0%
Swiss Market Index Futures
   June 2004 5,622.00 (CHF) Put (39)                    1,692             150
   June 2004 5,804.00 (CHF) Put (4)                       179              17
                                                                 ------------
                                                                          167
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $2,390)                                                           2,396
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------

PREFERRED STOCKS - 0.5%
Australia - 0.0%
News Corp., Ltd. (z)                                   81,508             698
                                                                 ------------

Brazil - 0.1%
Cia Vale do Rio Doce - ADR                              6,000             235
Telecomunicacoes Brasileiras SA - ADR (z)              31,600             904
                                                                 ------------
                                                                        1,139
                                                                 ------------

                                                          International Fund  37

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Germany - 0.4%
Fresenius AG (z)                                       25,100           1,752
Fresenius Medical Care AG (z)                           2,200             105
Porsche AG (AE)                                           124              77
ProSieben SAT.1 Media AG (z)                           87,849           1,726
Wella AG (z)                                            9,393             856
                                                                 ------------
                                                                        4,516
                                                                 ------------

South Korea - 0.0%
Samsung Electronics Co., Ltd.                             260              72
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $4,728)                                                           6,425
                                                                 ------------

SHORT-TERM INVESTMENTS - 33.7%
United States - 33.7%
Frank Russell Investment Company Money Market
   Fund                                            33,382,001          33,382
Frank Russell Investment Company Money Market
   Fund (V)                                       182,042,464         182,042
State Street Securities Lending Quality Trust
   (V)                                            196,014,828         196,015
United States Treasury Bill (y)(s) 0.907% due
   05/20/04                                             5,500           5,497
   0.937% due 05/27/04                                  3,300           3,298
   0.930% due 06/10/04                                 10,000           9,989
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $430,223)                                                       430,223
                                                                 ------------

TOTAL INVESTMENTS - 127.3%
(identified cost $1,430,544)                                        1,626,178

OTHER ASSETS AND LIABILITIES,
NET - (27.3)%                                                        (349,050)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,277,128
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 38  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
CAC-40 Index (France)
   expiration date 05/04 (36)                               1,565                (14)
   expiration date 06/04 (145)                              6,281                130

DAX Index (Germany)
   expiration date 06/04 (104)                             12,399                189

DJ STOXX 50 Index (EMU)
   expiration date 06/04 (438)                             14,428               (205)

FTSE-100 Index (UK)
   expiration date 06/04 (206)                             16,419                 16
Hang Seng Index (Hong Kong)
   expiration date 05/04 (148)                             11,200               (243)

IBEX Plus Index (Spain)
   expiration date 05/04 (26)                               2,511                (96)

SPI 200 Index (Australia)
   expiration date 06/04 (57)                               3,489                (46)

TOPIX Index (Japan)
   expiration date 06/04 (258)                             27,634                784

Short Positions
AEX Index (Germany)
   expiration date 05/04 (34)                               2,771                 86

CAC-40 Index (France)
   expiration date 05/04 (153)                              6,651                139

FTSE-100 Index (UK)
   expiration date 06/04 (95)                               7,572                (77)

MIB-30 (Italy)
   expiration date 06/04 (27)                               4,479               (178)

SPI 200 Index (Australia)
   expiration date 06/04 (95)                               5,815                 81
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures Contracts                                      566
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index Futures
   May 2004 2,475.53 (EUR) Put (180)                       10,680             (2,349)
   May 2004 2,479.89 (EUR) Put (6)                            357                (79)

Switzerland
Swiss Market Index Futures
   June 2004 5,622.00 (CHF) Call (39)                       1,692               (193)
   June 2004 5,804.00 (CHF) Call (4)                          179                (15)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $2,386)                                                           (2,636)
                                                                     ===============


  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  39

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              28      AUD            38    05/03/04                 --
USD              93      AUD           128    05/04/04                 --
USD              21      AUD            28    05/05/04                 --
USD              36      AUD            50    05/05/04                 --
USD               2      AUD             3    06/16/04                 --
USD             146      AUD           200    06/16/04                 (3)
USD             650      AUD           900    06/16/04                 (4)
USD             719      AUD         1,000    06/16/04                 (1)
USD             720      AUD         1,000    06/16/04                 (2)
USD             733      AUD         1,000    06/16/04                (15)
USD           5,817      AUD         8,000    06/16/04                (72)
USD             119      CAD           164    05/03/04                 --
USD              98      CAD           134    05/04/04                 --
USD              67      CAD            92    05/05/04                 --
USD              69      CHF            90    05/03/04                 --
USD             236      CHF           308    05/03/04                  2
USD             147      CHF           189    05/04/04                 --
USD             147      CHF           190    05/04/04                 --
USD             149      CHF           192    05/04/04                 --
USD             838      CHF         1,085    05/04/04                 (1)
USD             520      CHF           673    05/05/04                 --
USD              19      CHF            25    06/16/04                 --
USD             460      CHF           600    06/16/04                  3
USD           6,188      CHF         7,900    06/16/04                (85)
USD              43      DKK           264    05/04/04                 --
USD             107      DKK           663    05/05/04                 --
USD              13      DKK            80    06/16/04                 --
USD             131      DKK           800    06/16/04                 (2)
USD              90      EUR            75    05/03/04                 --
USD             152      EUR           127    05/03/04                  1
USD               9      EUR             7    05/04/04                 --
USD              19      EUR            16    05/04/04                 --
USD              25      EUR            21    05/04/04                 --
USD              41      EUR            34    05/04/04                 --
USD              14      EUR            11    05/05/04                 --
USD              25      EUR            21    05/05/04                 --
USD             224      EUR           187    05/05/04                 --
USD             493      EUR           412    05/05/04                  1
USD             832      EUR           677    05/24/04                (21)
USD             175      EUR           147    06/16/04                 --
USD           1,177      EUR         1,000    06/16/04                 20
USD           1,197      EUR         1,000    06/16/04                 --
USD           1,226      EUR         1,000    06/16/04                (30)
USD           2,322      EUR         1,900    06/16/04                (48)
USD           2,426      EUR         2,000    06/16/04                (33)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           3,549      EUR         3,000    06/16/04                 42
USD           6,323      EUR         5,200    06/16/04               (100)
USD           8,285      EUR         7,000    06/16/04                 92
USD          13,489      EUR        11,050    06/16/04               (265)
USD          32,961      EUR        27,000    06/16/04               (649)
USD             104      GBP            59    05/04/04                  1
USD             133      GBP            75    05/04/04                 --
USD             835      GBP           471    05/05/04                  1
USD              76      GBP            43    05/06/04                 --
USD             357      GBP           200    06/16/04                 (3)
USD             893      GBP           500    06/16/04                 (9)
USD           1,412      GBP           798    06/16/04                 --
USD           1,758      GBP         1,000    06/16/04                 10
USD           1,767      GBP         1,000    06/16/04                  1
USD           1,821      GBP         1,000    06/16/04                (52)
USD           5,304      GBP         3,000    06/16/04                  2
USD           5,698      GBP         3,200    06/16/04                (39)
USD           7,142      GBP         4,000    06/16/04                (68)
USD          19,636      GBP        11,000    06/16/04               (181)
USD              20      HKD           156    05/04/04                 --
USD             104      HKD           812    06/16/04                 --
USD             128      HKD         1,000    06/16/04                 --
USD             180      HKD         1,400    06/16/04                 --
USD              82      HUF        17,175    05/05/04                 --
USD              55      JPY         6,069    05/07/04                 --
USD              92      JPY        10,147    05/07/04                 --
USD             103      JPY        11,345    05/07/04                 (1)
USD             583      JPY        63,957    05/07/04                 (3)
USD               4      JPY           402    05/10/04                 --
USD              24      JPY         2,672    05/10/04                 --
USD              47      JPY         5,211    05/10/04                 --
USD              63      JPY         6,901    05/10/04                 --
USD             107      JPY        11,791    05/10/04                 --
USD             571      JPY        60,000    06/16/04                (26)
USD             748      JPY        82,115    06/16/04                 (4)
USD             907      JPY       100,000    06/16/04                 --
USD             912      JPY       100,000    06/16/04                 (5)
USD             945      JPY       100,000    06/16/04                (38)
USD           1,371      JPY       150,000    06/16/04                (10)
USD           1,413      JPY       150,000    06/16/04                (53)
USD           1,416      JPY       150,000    06/16/04                (56)
USD           3,650      JPY       400,000    06/16/04                (22)
USD           8,622      JPY       950,000    06/16/04                 (5)
USD           9,383      JPY     1,040,000    06/16/04                 50
USD          13,159      JPY     1,450,000    06/16/04                 (8)

See accompanying notes which are an integral part of the financial statements.

 40  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             130      NOK           894    05/05/04                 --
USD              73      SEK           563    05/03/04                  1
USD              75      SEK           573    05/03/04                 --
USD              23      SEK           173    05/04/04                 --
USD              64      SEK           489    05/04/04                 --
USD             133      SEK         1,018    06/16/04                 --
USD              55      SGD            93    05/03/04                 --
USD              81      SGD           137    05/04/04                 --
USD             100      SGD           171    05/04/04                 --
USD              18      SGD            30    06/16/04                 --
AUD               3      USD             2    05/03/04                 --
AUD               9      USD             7    05/03/04                 --
AUD              83      USD            60    05/03/04                 (1)
AUD             555      USD           401    05/03/04                 --
AUD             130      USD            94    05/04/04                 --
AUD             442      USD           319    05/04/04                 (1)
AUD              50      USD            36    05/05/04                 --
AUD             200      USD           145    06/16/04                  2
AUD           1,000      USD           746    06/16/04                 27
AUD           1,700      USD         1,240    06/16/04                 19
AUD           2,600      USD         1,946    06/16/04                 79
CAD               1      USD             1    05/03/04                 --
CAD           1,089      USD           811    05/06/04                 17
CHF               0      USD            --    05/03/04                 --
CHF               6      USD             4    05/03/04                 --
CHF              25      USD            19    05/03/04                 --
CHF              45      USD            35    05/03/04                 --
CHF             943      USD           721    05/03/04                 (7)
CHF             349      USD           269    05/04/04                 --
CHF             643      USD           495    05/04/04                 (1)
CHF             370      USD           286    05/05/04                 --
CHF           1,431      USD         1,052    05/12/04                (52)
CHF             380      USD           288    05/25/04                 (5)
CHF           1,449      USD         1,169    05/26/04                 50
CHF             500      USD           383    06/16/04                 (4)
CHF           6,400      USD         4,983    06/16/04                 39
DKK              80      USD            13    05/03/04                 --
DKK             196      USD            31    05/03/04                 --
DKK             836      USD           134    05/04/04                 --
DKK             535      USD            86    05/05/04                 --
EUR              29      USD            35    05/03/04                 --
EUR              42      USD            50    05/03/04                 (1)
EUR             147      USD           176    05/03/04                 --
EUR             241      USD           285    05/03/04                 (4)
EUR             367      USD           438    05/03/04                 (2)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             400      USD           473    05/03/04                 (7)
EUR           3,062      USD         3,623    05/03/04                (46)
EUR             140      USD           168    05/04/04                 --
EUR             166      USD           198    05/04/04                 (2)
EUR             328      USD           393    05/04/04                 (2)
EUR             338      USD           404    05/04/04                 (2)
EUR             594      USD           710    05/04/04                 (3)
EUR              39      USD            47    05/05/04                 --
EUR              97      USD           116    05/05/04                 --
EUR             262      USD           314    05/05/04                 --
EUR             677      USD           845    05/24/04                 34
EUR           1,090      USD         1,286    05/25/04                (20)
EUR           1,000      USD         1,194    06/16/04                 (2)
EUR           1,000      USD         1,232    06/16/04                 35
EUR           1,300      USD         1,538    06/16/04                (18)
EUR           1,500      USD         1,853    06/16/04                 58
EUR           2,000      USD         2,362    06/16/04                (31)
EUR           4,500      USD         5,498    06/16/04                112
EUR          10,000      USD        11,917    06/16/04                (51)
EUR          17,200      USD        20,445    06/16/04               (139)
GBP               6      USD            10    05/04/04                 --
GBP              12      USD            21    05/04/04                 --
GBP              74      USD           131    05/04/04                 --
GBP             237      USD           419    05/04/04                 (1)
GBP             798      USD         1,417    05/04/04                 (1)
GBP             940      USD         1,666    05/04/04                 (2)
GBP              23      USD            41    05/05/04                 --
GBP              81      USD           143    05/06/04                 --
GBP             240      USD           423    05/25/04                 (3)
GBP             200      USD           360    06/16/04                  6
GBP             700      USD         1,237    06/16/04                 (1)
GBP           1,000      USD         1,763    06/16/04                 (5)
GBP           1,000      USD         1,834    06/16/04                 65
GBP           4,200      USD         7,490    06/16/04                 62
GBP           6,700      USD        12,089    06/16/04                240
GBP           8,550      USD        15,121    07/30/04                 57
HKD             812      USD           104    05/03/04                 --
HKD           2,470      USD           317    05/03/04                 --
HKD             217      USD            28    05/04/04                 --
HKD           1,706      USD           219    05/04/04                 --
HKD           1,000      USD           128    06/16/04                 --
JPY             147      USD             1    05/06/04                 --
JPY             358      USD             3    05/06/04                 --
JPY           2,554      USD            23    05/06/04                 --
JPY           6,474      USD            59    05/06/04                 --

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  41

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY           8,915      USD            81    05/06/04                  1
JPY          79,750      USD           729    05/06/04                  6
JPY          82,115      USD           748    05/06/04                  4
JPY         155,607      USD         1,422    05/06/04                 13
JPY          14,886      USD           135    05/07/04                 --
JPY          30,835      USD           280    05/07/04                  1
JPY         429,667      USD         3,907    05/07/04                 14
JPY          32,140      USD           291    05/10/04                 --
JPY          91,992      USD           845    05/24/04                 12
JPY          59,396      USD           540    06/04/04                  2
JPY          30,000      USD           278    06/16/04                  7
JPY         100,000      USD           951    06/16/04                 45
JPY         200,000      USD         1,828    06/16/04                 14
JPY         230,000      USD         2,098    06/16/04                 12
JPY         250,000      USD         2,346    06/16/04                 78
JPY         500,000      USD         4,575    06/16/04                 40
JPY         900,000      USD         8,439    06/16/04                276
NOK              73      USD            11    05/03/04                 --
NOK             557      USD            80    05/03/04                 (1)
NOK           1,487      USD           216    05/04/04                 --
NOK             162      USD            24    05/05/04                 --
NOK             576      USD            84    05/05/04                 --
NOK             730      USD           104    05/25/04                 (2)
NZD             228      USD           142    05/03/04                 (1)
SEK           1,018      USD           134    05/03/04                 --
SEK           1,922      USD           249    05/03/04                 (2)
SEK              84      USD            11    05/04/04                 --
SEK             676      USD            88    05/05/04                 --
SEK           1,230      USD           159    05/25/04                 (2)
SEK           3,000      USD           389    06/16/04                 (3)
SEK          21,700      USD         2,850    06/16/04                 12
SGD              30      USD            18    05/03/04                 --
SGD             292      USD           171    05/04/04                 --
SGD             700      USD           409    06/16/04                 (3)
THB           3,453      USD            86    05/06/04                 --
THB           4,870      USD           122    05/07/04                 --
ZAR             996      USD           144    05/06/04                  2
                                                           --------------
                                                                     (674)
                                                           ==============

                                                       % OF              MARKET
INDUSTRY DIVERSIFICATION                                NET               VALUE
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       6.4             81,133
Consumer Discretionary                                       13.1            167,865
Consumer Staples                                              5.2             65,895
Financial Services                                           22.2            283,609
Health Care                                                   6.3             80,310
Integrated Oils                                               3.8             48,813
Materials and Processing                                      9.6            122,987
Miscellaneous                                                 1.3             16,011
Options                                                       0.2              2,396
Other Energy                                                  4.9             62,266
Producer Durables                                             6.0             76,361
Technology                                                    4.7             60,331
Utilities                                                     9.9            126,904
Short-Term Investments                                       33.6            430,223
Long-Term Investments                                         0.1              1,074
                                                  ---------------    ---------------

Total Investments                                           127.3          1,626,178
Other Assets and Liabilities, net                           (27.3)          (349,050)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,277,128
                                                  ===============    ===============


GEOGRAPHIC DIVERSIFICATION                             % OF              MARKET
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1              1,314
Asia                                                          9.0            114,582
Europe                                                       41.5            530,005
Japan                                                        23.2            296,091
Latin America                                                 0.5              6,575
Middle East                                                   0.1                780
United Kingdom                                               17.7            226,489
Options                                                       0.2              2,396
Other                                                         1.3             16,649
Short-Term Investments                                       33.6            430,223
Long-Term Investments                                         0.1              1,074
                                                  ---------------    ---------------

Total Investments                                           127.3          1,626,178
Other Assets and Liabilities, net                           (27.3)          (349,050)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,277,128
                                                  ===============    ===============

See accompanying notes which are an integral part of the financial statements.

 42  International Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 103.2%
Asset-Backed Securities - 12.0%
ABSC Manufactured Housing Contract
   Series 2004-OK1 Class A4
   5.019% due 04/16/30                                    845             693
ABSC NIMs Trust (y)
   Series 2003-HE7 Class A
   7.000% due 12/15/33                                    549             552
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                    464             466
American Airlines, Inc.
   7.858% due 10/01/11                                    325             329
American Express Master Trust (E)
   Series 2001-1 Class A
   1.253% due 09/15/05                                  3,580           3,581
   Series 2002-1 Class A
   1.233% due 12/15/05                                    945             946
AmeriCredit Automobile Receivables Trust (E)
   Series 2002-A Class A3
   1.320% due 10/12/06                                  2,000           2,000
Amortizing Residential Collateral Trust (E)
   Series 2002-BC5 Class A
   1.420% due 07/25/32                                    363             364
Argent NIM Trust
   Series 2004-WN2 Class A
   4.550% due 04/25/34                                    410             410
Bank One Issuance Trust
   Series 2003-C3 Class C3
   4.770% due 02/16/16                                  2,345           2,223
   Series 2004-A1 Class A1
   3.450% due 10/17/11                                  1,275           1,244
   Series 2004-A2 Class A2
   1.120% due 10/15/09                                  1,670           1,670
BMW Floorplan Master Owner Trust (E)
   Series 2003-1A Class A
   1.150% due 10/17/08                                  1,890           1,891
Capital Auto Receivables Asset Trust (E)
   Series 2002-5 Class A2A
   1.223% due 01/18/05                                     31              31
Capital One Multi-Asset Execution Trust
   Series 2004-C1 Class C1
   3.400% due 11/16/09                                  1,040           1,030

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust
   Series 2003-2 Class B
   2.460% due 06/15/10                                  1,445           1,450
   Series 2004-1 Class A4
   1.170% due 08/17/09 (z)                              1,340           1,341
Carmax Auto Owner Trust
   Series 2003-2 Class C
   2.750% due 10/15/10                                    680             680
Chase Credit Card Master Trust (E)
   Series 2001-6 Class A
   1.293% due 03/16/09                                  2,225           2,231
   Series 2003-1 Class A
   1.170% due 04/15/08                                  2,065           2,066
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2003-4 Class 1A1
   1.261% due 09/25/17                                  1,079           1,079
   Series 2004-1 Class 1A1
   1.201% due 11/25/18                                    804             804
   Series 2004-1 Class 2A1
   1.201% due 09/25/21                                  1,937           1,937
   Series 2004-1 Class 2A2
   1.321% due 12/25/33                                  1,240           1,240
Chase Funding Net Interest Margin
   Series 2003-5A
   5.750% due 11/27/34                                    182             182
Chesapeake Funding LLC (E)
   Series 2002-1 Class A1
   1.320% due 06/07/07                                    894             894
Citibank Credit Card Issuance Trust
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                  1,400           1,484
   Series 2003-A4 Class A4
   1.240% due 03/20/09                                  2,390           2,393
   Series 2003-C4 Class C4
   5.000% due 06/10/15                                  1,875           1,800
CNH Wholesale Master Note Trust (E)
   Series 2003-1 Class A
   1.363% due 08/15/08                                  3,745           3,743
College Loan Corp. Trust (E)
   Series 2003-2 Class A2
   1.295% due 01/25/12                                  3,065           3,068
Collegiate Funding Services Education Loan Trust
   I (E)
   1.233% due 03/28/12                                  1,052           1,052
   Series 2003-B Class A1
   1.292% due 09/30/13                                  1,184           1,184

                                                         Fixed Income I Fund  43

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Continental Airlines, Inc.
   6.900% due 01/02/18                                    720             708
   6.545% due 02/02/19                                    351             342
Countrywide Asset-Backed Certificates
   Series 2003-5 Class AF1B
   1.280% due 08/25/22 (E)                              1,333           1,333
   Series 2003-5NF Class NF
   6.750% due 02/25/34 (y)                                374             378
   Series 2004-1 Class 3A
   1.390% due 04/25/34 (E)                              1,113           1,115
   Series 2004-2 Class 3A1
   1.170% due 04/25/23 (E)                              1,166           1,166
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2004-CB1 Class AV2
   1.280% due 02/25/34                                  1,056           1,056
Daimler Chrysler Master Owner Trust (E)
   Series 2003-A Class A
   1.213% due 02/15/08                                  1,700           1,701
Discover Card Master Trust I (E)
   Series 2000-2 Class A
   1.300% due 09/18/07                                  3,620           3,626
   Series 2002-1 Class A
   1.233% due 07/15/07                                  5,435           5,438
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-2 Class A
   1.263% due 04/15/08                                  2,255           2,259
Equifirst Mortgage Loan Trust (E)
   Series 2004-1 Class 2A1
   1.190% due 01/25/34                                    962             961
Federal Housing Authority: Project Citi 68 (E)
   7.000% due 06/27/21                                    607             623
First Franklin NIM Trust
   Series 2002-FF1 Class A
   7.870% due 04/25/32                                     71              72
First National Master Note Trust (E)
   Series 2003-1 Class A
   1.200% due 08/15/08                                    660             661
Fleet Credit Card Master Trust II
   Series 2001-C Class A
   3.860% due 03/15/07                                    970             979
Ford Credit Auto Owner Trust (E)
   Series 2002-A Class A3B
   1.220% due 01/15/06                                    554             554

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust (E)
   Series 2001-1 Class A
   1.190% due 07/17/06                                  3,075           3,076
GMAC Mortgage Corp. Loan Trust (E)
   Series 1999-1 Class A
   1.390% due 06/18/27                                  1,051           1,052
   Series 2003-HE1 Class A1
   1.190% due 04/25/33                                  2,055           2,056
   Series 2004-HE1 Class A1
   1.180% due 06/25/34                                  1,130           1,131
Green Tree Financial Corp.
   Series 1995-5 Class M1
   7.650% due 09/15/26                                  1,065           1,116
GSAMP Trust
   Series 2004-FM1N Class NOTE
   5.250% due 11/25/33                                    651             650
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2003-1 Class A
   1.450% due 10/20/32                                    780             782
MBNA Credit Card Master Note Trust
   Series 2002-C1 Class C1
   6.800% due 07/15/14                                  1,375           1,496
MBNA Master Credit Card Trust USA (E)
   Series 2000-C Class A
   1.260% due 07/15/07                                    390             391
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2004-WMC1 Class A2
   1.390% due 10/25/34                                  1,600           1,604
Morgan Stanley ABS Capital I (E)
   Series 2004-HE2 Class A3
   1.230% due 03/25/34                                  2,205           2,205
Navistar Financial Corp. Owner Trust (E)
   Series 2003-B Class A3
   1.300% due 04/15/08                                    840             840
Nelnet Education Loan Funding, Inc.
   Series 2004-1A Class A1A
   1.260% due 05/25/19                                  1,555           1,554
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A2
   1.140% due 06/25/11                                    629             630
   Series 2003-2 Class A2
   1.191% due 10/25/13                                  1,158           1,158

 44  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nissan Auto Lease Trust (E)
   Series 2003-A Class A3A
   1.240% due 06/15/09                                  1,740           1,742
Nissan Master Owner Trust Receivables (E)
   Series 2003-A Class A1
   1.160% due 09/15/08                                  4,035           4,038
North Carolina State Education Authority (E)
   Series 2000-2000 Class G
   1.280% due 06/01/09                                    181             182
Northstar Education Finance, Inc. (E)
   Series 2004-1 Class A1
   1.170% due 01/28/11                                    945             945
Novastar NIM Trust
   Series 2004-N1 Class NOTE
   4.458% due 02/25/34                                    929             929
NPF XII, Inc. (O)
   Series 2002-1A Class A
   2.390% due 05/02/05                                  3,235             226
Residential Asset Mortgage Products, Inc. (E)
   Series 2002-RS5 Class AII
   1.470% due 09/25/32                                    781             783
   Series 2003-RS1 Class AII
   1.490% due 02/25/33                                  1,224           1,228
   Series 2003-RS2 Class AII
   1.440% due 03/25/33                                  1,195           1,198
   Series 2003-RS3 Class AII
   1.460% due 04/25/33                                    964             967
   Series 2003-RS4 Class AI1
   1.190% due 11/25/20                                    590             590
   Series 2003-RS4 Class AIIB
   1.430% due 05/25/33                                  1,584           1,588
   Series 2003-RS6 Class AI1
   1.230% due 02/25/21                                  1,079           1,079
   Series 2004-RS2 Class AI1
   1.230% due 01/25/24                                  1,660           1,659
   Series 2004-RS2 Class AIIB
   1.350% due 02/25/34                                  2,524           2,524
Saxon Asset Securities Trust (E)
   Series 2004-1 Class A
   1.361% due 03/25/35                                  1,488           1,488
SLM Student Loan Trust (E)
   Series 2003-11 Class A2
   1.160% due 03/15/13                                  2,255           2,256
   Series 2003-12 Class A1
   1.120% due 06/15/09                                  1,761           1,761

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-5 Class A2
   1.140% due 12/17/12                                  2,305           2,305
   Series 2003-7 Class A2
   1.140% due 09/16/13                                  3,010           3,010
   Series 2003-B Class A1
   1.210% due 09/15/17                                  1,255           1,256
   Series 2004-2 Class A2
   1.190% due 04/25/13                                  1,580           1,580
   Series 2004-A Class A1
   1.180% due 03/15/17                                  1,685           1,685
Small Business Administration
   7.449% due 08/01/10                                    343             374
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   1.430% due 01/25/34                                    806             808
Structured Asset Investment Loan Trust (E)
   Series 2003-BC5 Class 1A1
   1.220% due 06/25/33                                    676             676
Structured Asset Securities Corp. (E)
   Series 2003-BC1 Class A
   1.600% due 05/25/32                                  1,110           1,113
Superior Wholesale Inventory Financing Trust (E)
   Series 2000-A Class A
   1.270% due 04/15/07                                  2,530           2,533
Tenaska Alabama II Partners, LP
   6.125% due 03/30/23                                    266             265
Toyota Auto Receivables Owner Trust (E)
   Series 2001-A Class A4
   1.210% due 09/17/07                                  1,167           1,168
Triad Auto Receivables Owner Trust (E)
   Series 2003-A Class A3
   1.290% due 07/12/07                                  1,505           1,505
Wachovia Asset Securitization, Inc. (E)
   Series 2003-HE3 Class A
   1.350% due 11/25/33                                    618             617
                                                                 ------------
                                                                      132,849
                                                                 ------------

Corporate Bonds and Notes - 17.6%
Alabama Power Co.
   Series Y
   2.800% due 12/01/06                                    750             744
Altria Group, Inc. (z)
   7.000% due 07/15/05                                  1,100           1,153

                                                         Fixed Income I Fund  45

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Amerada Hess Corp.
   7.300% due 08/15/31                                    205             209
American Axle & Manufacturing, Inc. (y)
   5.025% due 02/11/14                                    775             759
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                    755             781
American RE Corp.
   Series B
   7.450% due 12/15/26                                    545             589
Argent NIM Trust
   4.459% due 03/25/34                                    460             460
Arrow Electronics, Inc.
   6.875% due 07/01/13                                    335             352
AT&T Corp.
   8.050% due 11/15/11                                     55              60
   8.750% due 11/15/31                                    820             868
AT&T Wireless Services, Inc.
   8.750% due 03/01/31                                  1,205           1,470
BAE Systems Holdings, Inc.
   6.400% due 12/15/11                                    810             863
Bank of America Corp.
   7.800% due 02/15/10                                     40              47
   6.250% due 04/15/12                                    990           1,076
   4.875% due 09/15/12                                    955             945
Bank One Corp. (z)
   2.625% due 06/30/08                                  1,115           1,061
   5.250% due 01/30/13                                    765             766
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    170             190
BCI US Funding Trust (p)
   8.010% due 12/29/49                                    505             573
Bear Stearns Cos., Inc. (The)
   2.875% due 07/02/08                                  1,290           1,235
Bellsouth Capital Funding
   7.875% due 02/15/30                                  1,000           1,173
Boeing Capital Corp. (z)
   6.100% due 03/01/11                                    150             160
   5.800% due 01/15/13                                    440             456
Boeing Co. (The)
   5.125% due 02/15/13                                    685             682
Bristol-Myers Squibb Co.
   5.750% due 10/01/11                                    860             908
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     80              86

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cadbury Schweppes US Finance LLC
   3.875% due 10/01/08                                  1,210           1,197
Campbell Soup Co.
   5.875% due 10/01/08                                    165             177
Caterpillar Financial Services Corp. (z)
   4.875% due 06/15/07                                    460             482
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    195             201
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    275             284
CIT Group, Inc.
   5.750% due 09/25/07                                    160             170
   6.875% due 11/01/09                                     80              89
Citicorp
   7.250% due 10/15/11                                    455             522
Citigroup, Inc.
   3.500% due 02/01/08                                    985             979
   7.250% due 10/01/10                                  7,130           8,143
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     80              81
Comcast Cable Communications Holdings, Inc.
   9.455% due 11/15/22                                  2,280           2,964
Comcast Corp.
   5.850% due 01/15/10                                    135             142
Constellation Energy Group, Inc. (z)
   6.125% due 09/01/09                                    380             408
Countrywide Home Loans, Inc.
   3.250% due 05/21/08 (z)                                905             879
   Series MTNH
   6.250% due 04/15/09                                    890             963
   Series MTNK
   5.500% due 02/01/07                                    100             105
COX Communications, Inc.
   6.750% due 03/15/11                                    555             606
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    155             160
   3.875% due 01/15/09                                    785             775
   5.500% due 08/15/13                                     95              96
   5.125% due 01/15/14 (z)                                745             729
CVS Corp.
   5.625% due 03/15/06                                    440             463
DaimlerChrysler NA Holding Corp.
   4.050% due 06/04/08                                  1,155           1,135
   8.500% due 01/18/31                                    410             474
Detroit Edison Co.
   6.125% due 10/01/10                                    165             177
   6.350% due 10/15/32                                    105             107

 46  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Devon Energy Corp.
   2.750% due 08/01/06                                  1,225           1,218
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     90              96
Dow Chemical Co. (The)
   7.375% due 11/01/29                                    400             443
DPL, Inc.
   8.250% due 03/01/07                                    230             239
Dresdner Funding Trust I
   8.151% due 06/30/31                                    385             442
DTE Energy Co.
   6.450% due 06/01/06                                    475             505
Duke Capital Corp.
   4.302% due 05/18/06                                    165             169
Duke Capital LLC
   5.500% due 03/01/14                                    840             813
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     50              53
   7.875% due 08/16/10                                  1,605           1,855
   6.875% due 02/01/11                                     35              39
Duke Realty, LP (z)
   5.875% due 08/15/12                                    665             696
EI Du Pont de Nemours & Co.
   8.250% due 09/15/06                                    795             892
Eli Lilly & Co.
   6.770% due 01/01/36                                    475             531
Enterprise Products Partners, LP
   7.500% due 02/01/11                                    620             692
   Series B
   6.875% due 03/01/33                                  1,975           1,949
EOP Operating, LP
   7.000% due 07/15/11                                    850             943
Exelon Generation Co. LLC
   5.350% due 01/15/14                                  1,885           1,847
FedEx Corp.
   7.600% due 07/01/97                                    150             164
Fifth Third Bank Michigan
   7.750% due 08/15/10                                    450             477
First Bank National Assn
   5.700% due 12/15/08                                     70              75
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    410             432
   Series C
   7.375% due 11/15/31                                    230             242
FleetBoston Financial Corp.
   4.875% due 12/01/06                                    890             931
Ford Motor Co.
   6.375% due 02/01/29                                    185             161
   8.900% due 01/15/32                                    470             522

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,460           1,548
   7.375% due 10/28/09                                  1,915           2,070
   7.875% due 06/15/10                                    445             489
   7.375% due 02/01/11                                    720             770
FPL Group Capital, Inc. (z)
   6.125% due 05/15/07                                    855             921
General Electric Capital Corp.
   3.250% due 06/15/09                                  1,500           1,442
   Series MTNA
   4.250% due 12/01/10                                  2,740           2,680
   6.000% due 06/15/12                                  1,765           1,882
General Electric Co.
   5.000% due 02/01/13                                  2,935           2,918
General Motors Acceptance Corp.
   6.125% due 09/15/06 (z)                              1,780           1,878
   7.250% due 03/02/11                                  3,330           3,580
   6.875% due 09/15/11                                  3,165           3,322
   7.000% due 02/01/12                                  1,130           1,189
   6.875% due 08/28/12                                  1,520           1,585
   8.000% due 11/01/31                                  2,215           2,338
General Motors Corp.
   8.375% due 07/15/33                                    730             790
Golden West Financial Corp.
   4.125% due 08/15/07                                    270             279
Goldman Sachs Group, Inc.
   7.350% due 10/01/09                                    745             849
   6.875% due 01/15/11                                    505             562
   4.750% due 07/15/13                                    995             947
   5.250% due 10/15/13                                  3,930           3,863
   6.345% due 02/15/34                                    380             363
Harsco Corp.
   5.125% due 09/15/13                                    215             213
Historic TW, Inc.
   9.125% due 01/15/13                                    235             290
   8.050% due 01/15/16                                    460             532
   6.950% due 01/15/28                                  1,230           1,260
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    165             180
Household Finance Corp.
   5.750% due 01/30/07                                  2,030           2,162
   4.125% due 12/15/08                                    575             575
   7.000% due 05/15/12                                  1,745           1,955
   6.375% due 11/27/12                                    285             307
HVB Funding Trust I
   8.741% due 06/30/31                                    485             588

                                                         Fixed Income I Fund  47

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
International Lease Finance Corp.
   6.375% due 03/15/09                                    250             272
   Series MTNO
   4.000% due 01/17/06                                  1,330           1,363
   4.375% due 11/01/09                                  1,865           1,870
International Paper Co.
   4.000% due 04/01/10 (z)                              1,330           1,278
   5.500% due 01/15/14                                    310             307
ITT Industries, Inc.
   7.400% due 11/15/25                                    225             252
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    260             279
JP Morgan Chase & Co.
   5.350% due 03/01/07                                    390             412
   6.750% due 02/01/11                                  1,160           1,296
   5.750% due 01/02/13                                    285             295
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    700             778
Kerr-McGee Corp.
   6.875% due 09/15/11                                  1,000           1,092
Keycorp
   7.500% due 06/15/06                                    875             958
Kinder Morgan, Inc.
   6.500% due 09/01/12                                    555             597
Kraft Foods, Inc.
   4.000% due 10/01/08                                  1,845           1,837
   5.250% due 10/01/13                                    830             823
Kroger Co. (z)
   7.500% due 04/01/31                                     65              72
Legg Mason, Inc.
   6.750% due 07/02/08                                    405             444
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    300             331
Liberty Media Corp.
   3.500% due 09/25/06                                  3,345           3,351
   5.700% due 05/15/13                                     35              35
Liberty Property-LP
   7.250% due 03/15/11                                    410             461
Lockheed Martin Corp.
   8.200% due 12/01/09                                    140             166
   8.500% due 12/01/29                                    205             259
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    995           1,175
Merrill Lynch & Co., Inc. (z)
   Series MTNB
   3.125% due 07/15/08                                  1,525           1,475

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Miller Brewing Co.
   5.500% due 08/15/13                                    275             278
Monumental Global Funding II
   3.850% due 03/03/08                                    320             321
Morgan Stanley
   3.875% due 01/15/09                                    940             926
   6.750% due 04/15/11                                    345             381
   4.750% due 04/01/14                                  2,720           2,541
Natexis Ambs Co. LLC (p)
   8.440% due 12/29/49                                    300             346
National City Bank
   Series BKNT
   2.375% due 08/15/06                                  1,725           1,707
National Rural Utilities Cooperative Fin
   5.750% due 08/28/09                                  1,155           1,231
NB Capital Trust IV
   8.250% due 04/15/27                                    180             200
News America Holdings
   7.750% due 01/20/24                                  1,205           1,379
   7.750% due 12/01/45                                    175             201
   7.900% due 12/01/95                                    250             282
   8.250% due 10/17/96                                     70              83
News America, Inc.
   6.750% due 01/09/38                                     45              50
Nisource Finance Corp.
   7.875% due 11/15/10                                    265             308
Norfolk Southern Corp.
   6.200% due 04/15/09                                    875             948
   7.050% due 05/01/37                                    355             380
   7.900% due 05/15/97                                    165             190
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                  1,060           1,275
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    215             289
Ohio Power Co. (z)
   Series F
   5.500% due 02/15/13                                     45              46
Oncor Electric Delivery Co.
   6.375% due 05/01/12                                     25              27
   7.250% due 01/15/33                                    245             273
Pacific Gas & Electric Co.
   1.810% due 04/03/06 (E)                              1,600           1,601
   3.600% due 03/01/09                                    125             121
   4.200% due 03/01/11                                    115             110
   6.050% due 03/01/34                                  1,385           1,310
Pacificorp
   4.300% due 09/15/08                                    995           1,002

 48  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                    600             627
   8.625% due 02/01/22                                    100             107
PNC Funding Corp.
   7.500% due 11/01/09                                    445             512
Principal Life, Income Funding Trusts
   5.100% due 04/15/14                                  1,450           1,428
Progress Energy, Inc.
   6.750% due 03/01/06                                    960           1,026
   7.100% due 03/01/11                                    295             329
   7.750% due 03/01/31                                     95             108
   7.000% due 10/30/31                                    210             220
PSEG Power LLC
   7.750% due 04/15/11                                  1,375           1,583
   6.950% due 06/01/12                                  1,020           1,127
Raytheon Co.
   6.750% due 08/15/07                                    975           1,068
RBS Capital Trust I (p)
   4.709% due 12/29/49                                    750             708
Resolution Funding Corp.
   Series A
   8.125% due 10/15/19                                    425             542
   8.875% due 07/15/20                                  1,995           2,720
   8.625% due 01/15/21                                    545             713
   8.625% due 01/15/30                                    240             344
Safeway, Inc.
   7.250% due 02/01/31                                     45              48
Simon Property Group, LP
   4.875% due 03/18/10                                  1,100           1,115
SLM Corp.
   5.375% due 05/15/14                                  1,610           1,606
Southern California Edison Co.
   8.000% due 02/15/07                                  1,195           1,340
Sovereign Bank
   5.125% due 03/15/13                                    440             429
Sprint Capital Corp.
   6.125% due 11/15/08                                  1,755           1,879
   8.375% due 03/15/12                                    110             129
   6.875% due 11/15/28                                    420             412
   8.750% due 03/15/32                                  5,020           5,996
SunTrust Banks, Inc.
   6.250% due 06/01/08 (z)                                160             174
   6.000% due 02/15/26                                  1,100           1,164
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    465             594
   7.875% due 08/01/13                                    565             652

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Time Warner Entertainment Co., LP
   Series*
   8.375% due 07/15/33                                  1,305           1,560
Time Warner, Inc.
   6.750% due 04/15/11                                    875             952
   6.875% due 05/01/12                                  1,480           1,618
   7.625% due 04/15/31                                    855             936
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    180             176
Unilever Capital Corp.
   5.900% due 11/15/32                                    330             321
Univision Communications, Inc.
   3.500% due 10/15/07                                    840             831
US Bank National Association
   Series BKNT
   5.625% due 11/30/05                                    560             592
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                    165             173
Verizon Global Funding Corp. (z)
   7.750% due 12/01/30                                  3,600           4,119
Verizon Maryland, Inc.
   Series A
   6.125% due 03/01/12                                  1,295           1,375
Verizon Wireless Capital LLC
   1.190% due 05/23/05                                    700             699
   5.375% due 12/15/06                                    905             955
Viacom, Inc.
   7.700% due 07/30/10                                    685             794
Virginia Electric and Power Co.
   Series A
   5.750% due 03/31/06                                    500             527
   5.375% due 02/01/07                                  1,300           1,368
Vornado Realty, LP
   5.625% due 06/15/07                                    715             763
Wachovia Corp.
   6.550% due 10/15/35                                    370             395
Washington Mutual, Inc.
   2.400% due 11/03/05                                  2,320           2,320
Wells Fargo & Co.
   4.950% due 10/16/13                                    195             191
Weyerhaeuser Co.
   6.125% due 03/15/07                                  1,265           1,354
   6.750% due 03/15/12                                    115             126
   7.375% due 03/15/32                                  1,615           1,769
Wyeth
   5.500% due 03/15/13                                     85              85
   5.500% due 02/01/14                                    345             344
Yum! Brands, Inc.
   8.875% due 04/15/11                                    130             158

                                                         Fixed Income I Fund  49

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Zurich Capital Trust I
   8.376% due 06/01/37                                  1,785           1,998
                                                                 ------------
                                                                      195,410
                                                                 ------------

International Debt - 6.0%
Abbey National PLC Step Up Bond (p)
   6.700% due 06/29/49                                    720             783
ACE, Ltd.
   6.000% due 04/01/07                                    700             748
Amvescap PLC
   6.600% due 05/15/05                                    900             937
Anthracite CDO I, Ltd.
   Series 2004-1A Class DFX
   5.060% due 03/23/39                                    665             645
AXA
   8.600% due 12/15/30                                  1,480           1,839
Banque Centrale de Tunisie
   8.250% due 09/19/27                                    550             612
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    305             356
British Telecommunications PLC
   8.875% due 12/15/30                                    860           1,088
Chalet Finance PLC (y)(E)
   Series 2003-2A Class A1
   1.363% due 11/26/13                                  1,190           1,191
Chile Government International Bond
   5.625% due 07/23/07                                    920             971
Conoco Funding Co.
   6.350% due 10/15/11                                    810             893
Credit-Based Asset Servicing and Securitization
   CBO, Ltd.
   1.470% due 04/08/39                                  2,465           2,465
Crest, Ltd. (y)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                  1,710           1,706
Crusade Global Trust (E)
   Series 2004-1 Class A1
   1.254% due 01/16/35                                  1,463           1,463
DBS Capital Funding Corp. (p)
   7.657% due 03/15/49                                    305             345
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                  1,170           1,382
   8.750% due 06/15/30                                  1,470           1,826
Diageo Finance BV
   3.000% due 12/15/06                                    955             954
Export Import Bank of Korea
   4.125% due 02/10/09                                    280             276

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
France Telecom Step Up Bond
   8.200% due 03/01/06                                    340             370
   8.750% due 03/01/11                                    930           1,099
   9.500% due 03/01/31                                  1,185           1,520
G-Force CDO, Ltd.
   Series 2003-1A Class CFX
   5.700% due 12/25/38                                    765             750
Granite Mortgages PLC (E)
   Series 2003-1 Class 1A2
   1.340% due 01/20/20                                  1,717           1,718
   Series 2003-2 Class 1A2
   1.280% due 07/20/20                                  1,820           1,820
Holmes Financing PLC (E)
   Series 2001-3 Class 2A
   1.300% due 01/15/07                                  2,485           2,485
   Series 2002-6 Class 2A
   1.310% due 04/15/08                                  4,600           4,598
Intelsat, Ltd. (z)
   6.500% due 11/01/13                                    490             449
Inter-American Development Bank
   5.375% due 01/18/06                                  1,285           1,352
Interstar Millennium Trust (E)
   Series 2003-5G Class A2
   1.400% due 01/20/36                                  1,614           1,615
   Series 2004-2G Class A
   1.311% due 03/14/36                                  1,400           1,400
Korea Development Bank
   5.250% due 11/16/06                                    790             827
   4.250% due 11/13/07                                    105             106
Korea Electric Power Corp.
   5.125% due 04/23/34                                    140             136
Medallion Trust (E)
   Series 2003-1G Class A
   1.300% due 12/21/33                                  1,141           1,143
   Series 2004-1G Class A1
   1.230% due 05/25/35                                  1,580           1,580
Mexico Government International Bond
   6.375% due 01/16/13                                    700             709
   5.875% due 01/15/14 (z)                              1,245           1,205
   8.125% due 12/30/19 (z)                                900             979
   8.300% due 08/15/31                                    310             333
   7.500% due 04/08/33                                  1,873           1,854
Mizuho Financial Group Cayman, Ltd.
   5.790% due 04/15/14                                    280             278
Mound Financing PLC
   Series 2001-2A Class A2
   1.330% due 11/08/07                                  1,935           1,937
National Westminster Bank PLC
   7.375% due 10/01/09                                    380             438

 50  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Newcastle CDO I, Ltd.
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                    845             797
Permanent Financing PLC (E)
   Series 2003-3 Class 2A
   1.220% due 09/10/10                                  1,580           1,581
   Series 2004-4 Class 2A
   1.179% due 03/10/09                                  1,935           1,935
Petroleos Mexicanos (z)
   9.500% due 09/15/27                                    145             166
Province of Ontario
   6.000% due 02/21/06                                  1,450           1,535
   5.500% due 10/01/08                                    100             107
Province of Quebec
   7.500% due 07/15/23                                    760             925
Royal Bank of Scotland Group PLC (p)
   Series 1
   9.118% due 03/31/49                                    200             245
Royal KPN NV
   8.000% due 10/01/10                                  1,605           1,877
Santander Central Hispano Issuances, Ltd.
   7.625% due 09/14/10                                    150             174
Santander Financial Issuances
   6.800% due 07/15/05                                    110             116
   6.375% due 02/15/11                                    120             131
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    350             406
Systems 2001 AT LLC
   7.156% due 12/15/11                                    358             387
Telecom Italia Capital SA
   5.250% due 11/15/13                                    555             547
   6.375% due 11/15/33                                    275             270
Telefonica Europe BV
   8.250% due 09/15/30                                  1,035           1,271
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    700             692
Thomson Corp. (The)
   4.250% due 08/15/09                                  1,090           1,084
TPSA Finance BV
   7.750% due 12/10/08                                    340             382
Vodafone Group PLC
   7.750% due 02/15/10                                    375             434
                                                                 ------------
                                                                       66,243
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Mortgage-Backed Securities - 40.5%
Asset Backed Funding Corp. NIM Trust (y)
   Series 2003-OPT1 Class NOTE
   6.900% due 07/26/33                                    359             360
Bank of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                    154             158
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    499             515
Bear Stearns Commercial Mortgage Securities
   Series 2004-PWR3 Class A2
   3.869% due 02/11/41                                  1,380           1,345
CDC Commercial Mortgage Trust
   Series 2002-FX1 Class A1
   5.252% due 05/15/19                                  1,700           1,768
Centex Home Equity (E)
   Series 2003-A Class AV1
   1.421% due 03/25/33                                    670             670
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2002-2 Class 2A1
   1.391% due 05/25/32                                  1,621           1,623
Chase Funding Net Interest Margin (y)
   Series 2003-3A Class NOTE
   6.875% due 06/27/36                                    154             154
   Series 2003-C1A Class NOTE
   6.750% due 03/27/36                                    374             377
Citicorp Mortgage Securities, Inc.
   Series 2001-12 Class M
   6.394% due 08/25/31                                    186             186
Citifinancial Mortgage Securities, Inc. (E)
   Series 2003-4 Class AF1
   1.311% due 10/25/33                                  1,002           1,003
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A2
   6.030% due 09/15/30                                  1,205           1,292
Countrywide Asset-Backed Certificates (E)
   Series 2003-BC2 Class 2A1
   1.441% due 06/25/33                                    395             396
   Series 2003-BC4 Class 2A2
   1.461% due 09/25/33                                    920             922
   Series 2003-S2 Class A1
   1.311% due 12/25/18                                  1,203           1,203

                                                         Fixed Income I Fund  51

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Home Loans, Inc. (E)
   Series 2003-42 Class 2A1
   1.271% due 10/25/33                                    813             813
   Series 2004-7 Class 5A2
   1.370% due 05/25/34                                    900             900
CS First Boston Mortgage Securities Corp.
   Series 1998-C1 Class A1B
   6.480% due 05/17/40                                  1,950           2,122
   Series 2002-10 Class 2A1
   7.500% due 05/25/32                                    226             240
   Series 2002-18 Class 1AIO
   7.500% due 06/25/32                                  1,195              44
   Series 2004-1 Class 2A2
   6.000% due 02/25/34                                    519             533
   Series 2004-C1 Class A4
   4.750% due 01/15/37                                  1,685           1,634
Equifirst Mortgage Loan Trust (E)
   Series 2003-2 Class 3A3
   2.470% due 09/25/33                                  1,731           1,740
Federal Home Loan Mortgage Corp.
   15 Year Gold TBA (o)
   4.500%                                               5,955           5,862
   5.000%                                               4,310           4,338
   5.500%                                                 250             256
   6.500%                                               1,140           1,206
   30 Year Gold TBA (o)
   4.500%                                               2,970           2,788
   5.000%                                               8,400           8,111
   5.500%                                               7,025           6,988
   5.500%                                              27,360          26,939
   6.000%                                               6,045           6,183
   6.500%                                                 700             729
   7.000% due 2008                                         43              45
   8.000% due 2009                                         18              19
   6.000% due 2010                                         71              74
   7.000% due 2010                                        232             247
   8.000% due 2010                                         43              46
   6.000% due 2011                                        428             448
   7.000% due 2011                                         26              28
   6.000% due 2012                                         16              16
   6.000% due 2013                                        125             131
   12.000% due 2014                                        51              59
   6.000% due 2016                                      1,019           1,065
   9.000% due 2016                                        166             184
   12.500% due 2016                                         6               6
   6.000% due 2017                                        910             951
   9.000% due 2017                                          1               1

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.000% due 2018                                        279             281
   5.000% due 2018                                        946             953
   9.000% due 2018                                        270             304
   9.000% due 2020                                        148             160
   7.500% due 2024                                         13              14
   6.500% due 2025                                         41              43
   8.000% due 2025                                         85              93
   9.000% due 2025                                         24              26
   9.000% due 2026                                          2               2
   3.608% due 2027                                        124             127
   8.500% due 2027                                        163             177
   6.500% due 2028                                        400             417
   6.500% due 2029                                        940             980
   7.500% due 2029                                          1               1
   7.820% due 2030                                         23              24
   7.500% due 2031                                         86              92
   6.500% due 2032                                      5,653           5,887
   7.000% due 2032                                      1,894           2,000
   7.500% due 2032                                        360             387
   6.000% due 2033                                      5,279           5,403
   5.500% due 2034                                      3,964           3,960
   Series 1993-1606 Class I
   6.500% due 11/15/08                                    404              37
   Series 1998-2104 Class ZM
   6.000% due 12/15/28                                  1,376           1,445
   Series 2000-2266 Class F
   1.570% due 11/15/30                                     55              55
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-54 Class 3AIO
   0.769% due 02/25/43                                  6,681             151
   Series 2003-H010 Class A1
   1.582% due 09/15/08                                  1,635           1,611
Federal National Mortgage Association
   15 Year TBA (o))
   4.000%                                               6,655           6,392
   4.500%                                              21,670          21,326
   5.000%                                              22,560          22,687
   5.500%                                              14,445          14,821
   6.000%                                               1,170           1,226
   30 Year TBA (o)
   4.500%                                               5,310           4,981
   5.000%                                              12,520          12,130
   5.500%                                              34,775          34,683
   6.000%                                              20,005          20,462
   6.500%                                               8,870           9,230
   8.000% due 2006                                          2               2
   7.200% due 2007                                        924           1,012
   7.000% due 2011                                         24              26
   8.000% due 2011                                         17              18

 52  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.500% due 2013                                         28              29
   6.500% due 2013                                        100             106
   6.500% due 2013                                         17              18
   6.500% due 2015                                         70              74
   7.000% due 2015                                         23              25
   6.000% due 2016                                        236             247
   6.500% due 2016                                         73              77
   5.500% due 2017                                        401             412
   6.000% due 2017                                      9,824          10,252
   6.500% due 2017                                        844             893
   7.500% due 2017                                          3               3
   9.000% due 2017                                         70              78
   4.000% due 2018                                        648             624
   5.000% due 2018                                      2,716           2,735
   5.500% due 2018                                      2,222           2,282
   6.000% due 2018                                        976           1,018
   6.500% due 2018                                        852             891
   8.500% due 2018                                         37              40
   6.500% due 2019                                        407             426
   6.500% due 2020                                        146             153
   7.500% due 2022                                          1               1
   7.500% due 2023                                          8               8
   7.500% due 2024                                        240             259
   8.000% due 2024                                        334             364
   8.500% due 2024                                         63              69
   9.000% due 2024                                         14              16
   7.000% due 2025                                         65              69
   7.500% due 2025                                         64              69
   8.000% due 2025                                         11              12
   8.500% due 2025                                         67              73
   7.000% due 2026                                         66              70
   7.500% due 2026                                          7               8
   9.000% due 2026                                         18              20
   7.000% due 2027                                         17              18
   7.500% due 2027                                         11              12
   9.000% due 2027                                          2               3
   6.500% due 2028                                      1,376           1,434
   7.500% due 2028                                         52              56
   6.500% due 2029                                      2,630           2,741
   7.000% due 2029                                        453             479
   7.500% due 2029                                        219             234
   6.500% due 2030                                         29              30
   7.500% due 2030                                          3               3
   8.000% due 2030                                        533             577
   6.500% due 2031                                      1,422           1,483
   7.500% due 2031                                        572             611
   8.000% due 2031                                        590             638

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2032                                        231             236
   6.500% due 2032                                      4,452           4,642
   7.000% due 2032                                      6,764           7,164
   7.500% due 2032                                      1,484           1,587
   8.000% due 2032                                         33              35
   5.500% due 2033                                      1,385           1,383
   6.000% due 2033                                      2,784           2,849
   6.500% due 2033                                      2,826           2,942
   4.246% due 2034                                        579             584
   5.000% due 2034                                     10,649          10,325
   5.000% due 2034                                        924             896
   5.500% due 2034                                     10,835          10,817
   5.500% due 2034                                        798             796
   6.000% due 2034                                        500             511
   Series 1992-158 Class ZZ
   7.750% due 08/25/22                                    657             715
   Series 1993-134 Class H
   6.500% due 08/25/08                                  1,930           2,069
   Series 1997-81 Class PC
   5.000% due 04/18/27                                    209             212
   Series 2003-81 Class MJ
   5.000% due 02/25/27                                    445             452
Federal National Mortgage Association Grantor
   Trust (E)
   Series 2001-T13 Class A1
   1.260% due 03/25/32                                    555             555
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  2,460           2,647
   Series 2002-T13 Class A1
   1.200% due 08/25/32                                     28              28
   Series 2002-T5 Class A1
   1.220% due 05/25/32                                  2,718           2,723
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
   0.599% due 04/25/42                                  9,399             139
   Series 2002-W11 Class AV1
   1.270% due 11/25/32                                  2,057           2,058
   Series 2002-W2 Class AV1
   1.230% due 06/25/32                                  1,250           1,250
   Series 2002-W6 Class 2AIO
   0.351% due 06/25/42                                  7,650              71
   Series 2003-W13 Class AF1
   1.170% due 10/25/33                                    689             689
   Series 2003-W13 Class AV1
   1.170% due 10/25/33                                  1,251           1,251
   Series 2003-W13 Class AV2
   1.240% due 10/25/33                                  1,330           1,331
   Series 2003-W16 Class AF1
   1.190% due 11/25/33                                  1,512           1,513

                                                         Fixed Income I Fund  53

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-W16 Class AV1
   1.250% due 11/25/33                                  1,278           1,278
   Series 2003-W5 Class A
   1.210% due 04/25/33                                  3,113           3,121
   Series 2003-W9 Class A
   1.220% due 06/25/33                                  4,272           4,270
   Series 2004-W2 Class 5AF
   1.450% due 03/25/44                                  1,571           1,570
Federal National Mortgage Association-Aces
   Series 2000-M1 Class A
   7.394% due 01/17/13                                    390             401
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2003-FFH1 Class 2A1
   1.250% due 09/25/33                                  1,012           1,012
GMAC Commercial Mortgage Securities, Inc.
   Series 1999-C2 Class A1
   6.570% due 09/15/33                                  1,537           1,631
   Series 2003-C3 Class A4
   5.023% due 04/10/40                                    355             351
GMAC Mortgage Corp. Loan Trust (E)
   Series 2003-AR1 Class A1
   1.260% due 10/19/33                                    808             806
   Series 2003-AR2 Class 2A1
   1.290% due 12/19/33                                  1,749           1,748
Government National Mortgage Association
   30 Year TBA (o)
   8.00%                                                  610             666
   Series 2002-61 Class A
   3.261% due 12/16/16                                    818             826
   Series 2002-61 Class BA
   4.648% due 03/16/26                                  1,325           1,337
   Series 2004-20 Class C
   4.430% due 04/16/34                                  1,710           1,646
Government National Mortgage Association I
   30 Year TBA (o)
   5.00%                                                4,655           4,523
   5.50%                                                2,110           2,110
   6.00%                                                8,540           8,754
   8.500% due 2005                                          3               3
   6.500% due 2008                                         18              19
   6.500% due 2009                                        119             127
   6.500% due 2010                                         16              17
   7.000% due 2011                                         21              23

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   9.500% due 2016                                         30              34
   8.000% due 2017                                         20              22
   10.500% due 2020                                       104             120
   8.000% due 2022                                         52              57
   8.500% due 2022                                          4               4
   8.500% due 2024                                         29              32
   8.000% due 2025                                         72              78
   8.000% due 2029                                        156             170
   8.500% due 2029                                         85              93
   7.500% due 2030                                        506             543
   8.000% due 2030                                         43              47
   8.500% due 2030                                         18              20
   7.000% due 2031                                        817             869
   7.500% due 2031                                        143             153
   6.500% due 2032                                        686             716
   7.000% due 2032                                      1,833           1,948
   7.500% due 2032                                        819             879
   5.500% due 2033                                        271             271
   7.000% due 2033                                         54              58
Government National Mortgage Association II
   30 Year TBA (o)
   5.50%                                                  420             420
   4.625% due 2027                                        122             125
   3.500% due 2030                                        108             109
   4.000% due 2030                                        563             568
   7.500% due 2032                                        123             132
   5.500% due 2033                                      7,037           7,039
   5.500% due 2034                                      1,060           1,061
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  1,625           1,633
GSAMP Trust (E)
   Series 2003-AHL Class A2A
   1.300% due 10/25/33                                  1,077           1,078
   Series 2004-SEA1 Class A1A
   1.290% due 10/25/33                                  1,520           1,519
GSRPM Mortgage Loan Trust (E)
   Series 2003-1 Class A1
   1.350% due 01/25/32                                    187             187
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2001-1 Class A
   1.390% due 01/20/31                                    295             295
Impac CMB Trust (E)
   Series 2004-2 Class A2
   1.340% due 04/25/34                                    592             588

 54  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
IndyMac Loan Trust
   Series 2003-L1 Class A1
   1.480% due 11/25/08                                  1,642           1,642
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2003-PM1A Class A3
   5.169% due 08/12/40                                  2,080           2,101
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    628             671
Long Beach Asset Holdings Corp.
   Series 2003-2 Class N1
   7.627% due 06/25/33                                    194             195
   Series 2003-4 Class N1
   6.535% due 08/25/33                                    242             244
Long Beach Mortgage Loan Trust (E)
   Series 2003-4 Class AV2
   1.170% due 08/25/33                                     79              79
   Series 2004-1 Class A4
   1.230% due 02/25/34                                  1,884           1,884
MASTR Alternative Loans Trust
   Series 2003-2 Class 7A1
   7.000% due 12/25/32                                    159             163
Mastr Asset Backed Securities Trust (E)
   Series 2004-OPT1 Class A3
   1.360% due 02/25/34                                    807             807
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2002-NC1 Class A1
   1.420% due 05/25/33                                    676             677
   Series 2003-OP1N Class N1
   7.250% due 09/25/34                                    406             410
   Series 2003-WMC1 Class A2
   1.460% due 11/25/33                                    803             805
   Series 2003-WMC2 Class A2
   1.440% due 02/25/34                                  1,107           1,109
   Series 2004-WM1N Class N1
   4.500% due 10/25/34                                    684             684
Morgan Stanley ABS Capital I (E)
   Series 2003-NC10 Class A2
   1.300% due 10/25/33                                    965             966
   Series 2003-NC5 Class A2
   1.380% due 04/25/33                                    683             684
   Series 2004-HE1 Class A3
   1.260% due 01/25/34                                  2,067           2,067

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP3 Class A3
   6.200% due 07/15/33                                    845             914
   Series 2003-NC4 Class A2
   1.470% due 04/25/33                                    561             562
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                  2,590           2,811
MSDWCC Heloc Trust (E)
   Series 2003-2 Class A
   1.360% due 04/25/16                                  2,132           2,134
Option One Mortgage Loan Trust (E)
   Series 2001-4 Class A
   1.400% due 01/25/32                                    792             793
   Series 2002-2 Class A
   1.370% due 06/25/32                                    999           1,001
   Series 2003-1 Class A2
   1.520% due 02/25/33                                  1,631           1,637
   Series 2003-2 Class A2
   1.400% due 04/25/33                                    711             712
Option One Mortgage Securities Corp. NIM Trust
   Series 2003-3 Class N
   1.410% due 04/25/10                                    534             534
   Series 2003-6A Class NOTE
   1.320% due 10/26/10                                    634             634
Pacificamerica Home Equity Loan
   Series 1998-2 Class AF
   6.590% due 06/26/28                                    130             131
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   1.500% due 02/25/34                                    332             331
   Series 2004-CL1 Class 2A2
   1.500% due 02/25/19                                     82              82
Prudential Home Mortgage Securities
   Series 1992-38 Class A8
   6.950% due 11/25/22                                    486             486
Renaissance NIM Trust
   Series 2003-D Class NOTE
   6.657% due 03/26/34                                    333             336
Residential Asset Securities Corp. (E)
   Series 2001-KS1 Class AII
   1.335% due 03/25/32                                    474             474
Series 2002-KS3 Class A1B
   1.350% due 05/25/32                                  1,167           1,168
   Series 2003-KS1 Class A2
   1.460% due 01/25/33                                    783             785
   Series 2003-KS2 Class AI1
   1.200% due 08/25/19                                    651             651

                                                         Fixed Income I Fund  55

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-KS9 Class AI1
   1.260% due 02/25/21                                    758             759
Residential Funding Mortgage Securities II (E)
   Series 2003-HI1 Class A1
   1.200% due 04/25/10                                    140             140
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                  1,101           1,102
Saxon Asset Securities Trust (E)
   Series 2001-3 Class AV2
   1.380% due 08/25/31                                    141             141
   Series 2003-1 Class AV1
   1.410% due 06/25/33                                  1,442           1,446
Saxon Net Interest Margin Trust
   Series 2003-A Class A
   6.656% due 08/26/33                                    384             387
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2004-OP1 Class A2
   1.350% due 02/25/34                                    881             881
Sharp SP I LLC Net Interest Margin Trust
   Series 2004-FM1N Class N
   6.160% due 09/25/34                                    348             350
   Series 2004-OP1N Class NA
   4.450% due 12/25/33                                    901             900
Small Business Administration
   Series 1999-P10B Class 1
   7.540% due 08/10/09                                  1,182           1,294
Small Business Administration Participation
   Certificates
   Series 2003-20I Class 1
   5.130% due 09/01/23                                     98              98
Specialty Underwriting & Residential Finance (E)
   Series 2004-BC1 Class A2
   1.330% due 02/25/35                                    931             931
Structured Asset Securities Corp. (E)
   Series 2003-S1 Class A1
   1.260% due 08/25/33                                    498             498
Washington Mutual
   Series 2002-AR4 Class A1
   5.501% due 04/26/32                                    182             184

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust
   Series 2002-9 Class B1
   6.250% due 06/25/32                                    225             227
                                                                 ------------
                                                                      450,363
                                                                 ------------

Municipal Bonds - 0.7%
County of Clark Nevada General Obligation
   Limited, weekly demand (u)
   5.000% due 06/01/26                                  1,000           1,002
Energy Northwest Revenue Bonds
   5.500% due 07/01/14                                    200             220
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   6.250% due 06/01/33                                    650             606
Lower Colorado River Authority Revenue Bonds,
   weekly demand (u)
   5.000% due 05/15/33                                    600             594
Metropolitan Transportation Authority Revenue
   Bonds, weekly demand (u)
   5.000% due 11/15/32                                    200             200
Michigan State Building Authority Revenue Bonds
   (u)
   5.250% due 10/15/12                                    100             110
New York City Municipal Water Finance Authority
   Revenue Bonds, weekly
   5.000% due 06/15/34                                  1,300           1,284
New York City Transitional Finance Authority
   Revenue Bonds, weekly demand
   5.000% due 02/01/31                                    700             694
New York State Dormitory Authority Revenue Bonds
   5.250% due 07/01/11                                    450             490
New York State Environmental Facilities Corp.
   Revenue Bonds, weekly demand
   5.000% due 07/15/33                                    100             101
Orange County Sanitation District Certificate of
   Participation, weekly demand
   5.000% due 02/01/33                                    100              99

 56  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
South Carolina Transportation Infrastructure
   Bank Revenue Bonds, weekly
   5.000% due 10/01/33                                  1,300           1,302
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   6.125% due 06/01/24                                    150             143
   6.750% due 06/01/39                                    700             662
University of Texas Revenue Bonds, weekly demand
   5.000% due 08/15/33                                    200             198
Utah State Board Of Regents Revenue Bonds,
   weekly demand
   1.160% due 05/01/41                                    500             500
                                                                 ------------
                                                                        8,205
                                                                 ------------

Non-US Bonds - 0.8%
Bundesschatzanweisungen
   2.000% due 03/10/06                           EUR    5,590           6,659
Deutsche Bundesrepublik
   5.250% due 07/04/10                           EUR      500             651
   5.250% due 01/04/11                           EUR      200             260
   4.500% due 01/04/13                           EUR      700             865
                                                                 ------------
                                                                        8,435
                                                                 ------------

United States Government Agencies - 7.3%
Federal Home Loan Bank (z)
   1.875% due 06/15/06                                  1,095           1,080
Federal Home Loan Bank System
   2.500% due 03/15/06 (z)                              4,690           4,701
   5.375% due 02/15/07 (z)                                760             807
   3.000% due 04/15/09 (z)                              3,555           3,398
   4.500% due 11/15/12 (z)                              2,155           2,105
   4.500% due 09/16/13                                  1,000             967
Federal Home Loan Mortgage Corp. (z)
   5.250% due 01/15/06                                  1,055           1,106
   5.500% due 07/15/06                                  8,320           8,830
   2.750% due 08/15/06                                  2,845           2,850
   4.875% due 03/15/07                                  3,915           4,114
   2.750% due 03/15/08                                    995             967
   3.625% due 09/15/08                                  3,145           3,124
   5.125% due 07/15/12                                  1,500           1,530
   5.125% due 08/20/12                                  8,685           8,626
   4.500% due 01/15/13                                    950             925
   6.750% due 03/15/31                                  2,047           2,310
   6.250% due 07/15/32                                    600             637

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal National Mortgage Association
   5.500% due 02/15/06 (z)                              5,815           6,131
   4.750% due 06/18/07 (z)                              1,995           2,003
   2.500% due 06/15/08 (z)                              5,995           5,729
   5.250% due 01/15/09 (z)                              2,875           3,039
   6.400% due 05/14/09                                      5               5
   6.625% due 09/15/09 (z)                              3,355           3,759
   7.250% due 01/15/10 (z)                              2,795           3,221
   5.500% due 03/15/11                                    385             407
   6.125% due 03/15/12 (z)                              3,905           4,252
   4.375% due 03/15/13 (z)                              1,025             989
   4.625% due 10/15/13                                    270             263
   Zero coupon
   0.000% due 07/05/14                                    165              96
   7.250% due 05/15/30 (z)                                955           1,141
   6.625% due 11/15/30 (z)                                 30              33
   6.210% due 08/06/38                                    570             604
Financing Corp. Principal Only Strip
   0.000% due 04/05/19                                  1,200             509
   0.000% due 09/26/19                                    800             329
Tennessee Valley Authority (z)
   6.375% due 06/15/05                                    850             892
                                                                 ------------
                                                                       81,479
                                                                 ------------

United States Government Treasuries - 18.3%
United States Treasury Inflation Indexed Bonds
   (z)
   3.625% due 01/15/08                                    173             190
   3.875% due 01/15/09                                  5,449           6,110
   3.375% due 01/15/12                                  4,403           4,885
   3.000% due 07/15/12                                  1,470           1,589
United States Treasury Note
   1.250% due 05/31/05 (z)                                455             453
   2.000% due 08/31/05 (z)                             12,645          12,670
   1.875% due 01/31/06 (z)                             10,795          10,739
   4.625% due 05/15/06 (z)                              4,260           4,451
   6.875% due 05/15/06 (z)                             12,385          13,492
   7.000% due 07/15/06 (z)                             18,145          19,903
   2.375% due 08/15/06 (z)                              8,005           7,982
   4.375% due 05/15/07 (z)                              5,295           5,521
   6.625% due 05/15/07 (z)                              1,820           2,016
   6.125% due 08/15/07                                    260             285
   3.125% due 09/15/08 (z)                              8,790           8,673
   3.375% due 11/15/08 (z)                             22,425          22,301
   6.000% due 08/15/09 (z)                              3,225           3,577
   10.375% due 11/15/09 (z)                               460             482
   11.750% due 02/15/10 (z)                             3,165           3,413

                                                         Fixed Income I Fund  57

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.750% due 08/15/10 (z)                              6,430           7,067
   5.000% due 02/15/11 (z)                              2,820           2,975
   13.875% due 05/15/11 (z)                             3,365           4,125
   5.000% due 08/15/11 (z)                                625             657
   14.000% due 11/15/11                                 1,590           2,030
   4.000% due 11/15/12 (z)                              1,405           1,368
   10.375% due 11/15/12 (z)                             2,840           3,521
   4.250% due 08/15/13 (z)                              3,350           3,294
   9.875% due 11/15/15 (z)                                300             436
   9.250% due 02/15/16                                    635             889
   7.500% due 11/15/16 (z)                              7,115           8,846
   8.750% due 05/15/17 (z)                              2,490           3,404
   8.125% due 08/15/19 (z)                              8,850          11,670
   8.125% due 08/15/21 (z)                              5,425           7,216
   6.875% due 08/15/25 (z)                              4,605           5,495
   6.000% due 02/15/26 (z)                              1,465           1,584
   6.375% due 08/15/27                                  1,195           1,353
   6.125% due 11/15/27 (z)                              2,140           2,353
   6.125% due 08/15/29 (z)                              3,385           3,738
United States Treasury STRIP Principal (z)
   0.000% due 11/15/09                                    125             100
   0.000% due 11/15/21                                  6,570           2,478
                                                                 ------------
                                                                      203,331
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,151,294)                                                   1,146,315
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------

OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Euribor Futures
   Dec 2005 92.00 (EUR) Put (40)                    1,102,482              (1)
Euro Bobl Futures
   May 2004 108.50 (EUR) Put (25)                     325,052              --
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $1)                                                                  (1)
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
Centaur Funding Corp.                                 390,000             494
DG Funding Trust                                           94           1,011
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,415)                                                           1,505
                                                                 ------------

SHORT-TERM INVESTMENTS - 47.3%
ABN Amro North America Discount Note (c)(y)
   1.025% due 05/20/04                                    200             200
Alcon Capital Corp. (c)(y)
   1.020% due 05/25/04                                    500             500
Anz Del, Inc. Discount Commercial Paper (y)
   1.035% due 06/25/04                                  4,500           4,493
ANZ Delaware, Inc. (c)(y)
   1.025% due 05/25/04                                    700             700
ASIF II
   1.200% due 01/26/05                           JPY   56,000             511
CBA Del Finance, Inc. Years 3 & 4 Commercial
   Paper (c)(y)
   1.030% due 05/26/04                                    200             200
CDC Commercial Paper (y)
   1.100% due 08/04/04                                  1,900           1,894
Danske Corp. Commercial Paper (y)
   1.020% due 06/04/04                                  4,800           4,795
EI Dupont (c)(y)
   1.015% due 05/13/04                                    800             800
European Investment Bank (y)
   1.050% due 07/16/04                                  2,500           2,493
   0.875% due 11/08/04                           JPY   24,000             218
Federal Home Loan Bank Discount Corp. (y)
   1.015% due 05/07/04 (z)(c)                             700             700
   0.950% due 05/28/04                                  6,500           6,495
Federal Home Loan Bank System (y)(z)
   1.020% due 05/04/04 (c)                              3,800           3,800
   4.125% due 01/14/05                                    451             459
Federal National Mortgage Association
   6.500% due 11/01/04                                     19              19
Federal National Mortgage Association Discount
   Note (y)(z)
   1.000% due 06/23/04                                  1,800           1,797
   1.020% due 05/05/04                                  6,000           5,999

 58  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co.
   6.700% due 07/16/04                                    900             909
   7.500% due 03/15/05                                    100             104
Frank Russell Investment Company Money Market
   Fund                                            98,140,183          98,140
Frank Russell Investment Company Money Market
   Fund (N)                                       158,727,777         158,728
General Electric Capital Corp. Commercial Paper
   (y)
   1.040% due 06/15/04                                  2,500           2,497
   1.060% due 07/09/04                                  2,300           2,294
General Motors Acceptance Corp. (E)
   1.580% due 07/20/04                                  1,500           1,500
Guaranteed Export Trust
   6.550% due 06/15/04                                     65              65
HBOS Treasury Services PLC (y)
   1.030% due 06/29/04                                  2,000           1,997
HBOS Treasury Services PLC Commercial Paper (y)
   1.035% due 07/06/04                                  2,900           2,892
Historic TW, Inc.
   7.975% due 08/15/04                                    300             305
International Bank for Reconstruction &
   Development
   4.750% due 12/20/04                           JPY    6,000              56
Italy Government International Bond
   5.000% due 12/15/04                           JPY   15,000             140
Kansai International Airport
   1.300% due 07/29/04                           JPY   14,000             127
KFW International Finance
   1.000% due 12/20/04                           JPY   81,000             738
Lloyds Bank PLC (y)
   1.045% due 06/03/04                                  2,000           1,998
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                  1,143              45

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Royal Bank of Scotland PLC (y)
   1.040% due 05/04/04 (c)                              4,000           4,000
   1.025% due 06/01/04                                    899             899
   1.020% due 06/02/04                                    100             100
Shell Finance (y)
   1.020% due 06/01/04                                  3,600           3,597
Stadshypotek Del, Inc. (y)
   1.030% due 05/27/04                                  4,800           4,796
State of California Notes
   2.000% due 06/16/04                                    250             250
State Street Securities Lending Quality Trust
   (V)                                            170,910,661         170,910
Svenska Handlesbanken, Inc. (y)
   1.025% due 05/26/04                                  4,800           4,797
   1.030% due 05/28/04 (c)                                400             400
Toyota Motor Credit Corp.
   1.000% due 12/20/04                           JPY   11,000             100
United States Treasury Bill (y)
   1.024% due 05/06/04 (z)                              3,600           3,599
   1.010% due 05/27/04 (z)                              5,100           5,096
   0.930% due 06/03/04 (s)                              1,110           1,109
   1.030% due 06/03/04 (z)(s)                           6,900           6,894
   0.980% due 09/30/04 (s)                                 75              75
United States Treasury Note (z)
   7.875% due 11/15/04                                  9,230           9,554
Westpac Trust Securities (c)(y)
   1.030% due 05/25/04                                    900             900
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $525,513)                                                       525,684
                                                                 ------------

TOTAL INVESTMENTS - 150.6%
(identified cost $1,678,223)                                        1,673,503

OTHER ASSETS AND LIABILITIES,
NET - (50.6%)                                                        (562,707)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,110,796
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                         Fixed Income I Fund  59

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Euribor Futures (UK)
   expiration date 09/05 (20)                               5,813                 (4)
   expiration date 12/05 (39)                              11,312                (27)

Eurodollar Futures
   expiration date 12/04 (8)                                1,956                 (4)
   expiration date 03/05 (72)                              17,518                (88)
   expiration date 06/05 (82)                              19,858               (109)
   expiration date 09/05 (81)                              19,538               (104)
   expiration date 12/05 (83)                              19,952               (107)
   expiration date 03/06 (7)                                1,678                 (4)

Germany, Federal Republic
   5 Year Bonds
   expiration date 06/04 (44)                               5,878                (17)

Germany, Federal Republic
   10 Year Bonds
   expiration date 06/04 (8)                                1,094                 (4)

United States Treasury Bonds
   expiration date 06/04 (24)                               2,570                (67)
United States Treasury 2 Year Notes
   expiration date 06/04 (52)                              11,052                (39)

United States Treasury 5 Year Notes
   expiration date 06/04 (8)                                  880                (15)
United States Treasury 10 Year Notes
   expiration date 06/04 (42)                               4,641                (20)
   expiration date 06/04 (292)                             32,266               (799)
   expiration date 09/04 (9)                                  982                 (3)

Short Positions
United States Treasury Bonds
   expiration date 06/04 (19)                               2,035                 90
United States Treasury 5 Year Notes
   expiration date 06/04 (94)                              10,334                181
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,140)
                                                                     ===============


OPTIONS WRITTEN                                      NOTIONAL            MARKET
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Euribor Futures
   Sep 2004 97.50 (EUR) Put (6)                           175,259                 --
   Dec 2004 97.00 (EUR) Put (5)                           145,300                 --

Eurodollar Futures
   Jun 2004 98.00 Put (25)                                  6,125                 --

United States Treasury Notes
5 Year Futures
   Aug 2004 111.50 Call (5)                                   558                 (2)

United States Treasury Notes
10 Year Futures
   May 2004 116.00 Call (8)                                   928                 --
   Aug 2004 114.00 Call (1)                                   114                 --
   Aug 2004 115.00 Call (26)                                2,990                 (8)
   Aug 2004 108.00 Put (15)                                 1,620                (25)
                                                                     ---------------

Total Liability for Options Written
(premiums received $70)                                                          (35)
                                                                     ===============

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             169      USD           203    05/10/04                 --
EUR           4,160      USD         4,925    07/26/04                (49)
JPY          47,419      USD           430    05/18/04                 --
                                                           --------------

                                                                      (49)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 60  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 70.2%
Asset-Backed Securities - 3.3%
ABSC NIMs Trust
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                    118             119
Alliance Capital Funding LLC
   Series 1998-1 Class A3
   5.840% due 02/15/10                                     48              49
American Airlines, Inc.
   6.817% due 05/23/11                                    105              96
   7.858% due 10/01/11                                    195             198
Americredit Automobile Receivables Trust
   Series 2001-C Class A4
   5.010% due 07/14/08                                    300             310
Ameriquest Mortgage Securities, Inc.
   Series 2003-5 Class A2
   2.430% due 07/25/33                                     90              90
Ares Leveraged Investment Fund, LP (E)
   Series 1998-2 Class B2
   5.710% due 10/31/05                                    280             269
Argent NIM Trust (y)
   Series 2003-N7 Class 2A1
   5.680% due 03/25/34                                     77              77
ATA Airlines, Inc. (y)
   6.990% due 04/15/16                                    187             164
Capital One Multi-Asset Execution Trust                   455             478
   Series 2003-C2 Class C2
   4.320% due 04/15/09                                     85              87
Carlyle High Yield Partners
   Series 1 Class C1
   8.740% due 05/31/07                                    350             361
Centex Home Equity
   Series 2004-B Class AF1
   1.833% due 09/25/19                                    341             340
Chancellor/Triton CBO, Ltd. (y)
   Series 1998-1A Class A1
   6.710% due 08/05/10                                    218             213
Chase Funding Mortgage Loan Asset-Backed
   Certificates
   Series 2003-1 Class 1A1
   2.005% due 02/25/17                                     62              62
Chase Funding Net Interest Margin (y)
   Series 2003-6A Class NOTE
   5.000% due 01/27/35                                     72              72

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    200             222
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                    275             269
Continental Airlines, Inc.
   7.033% due 06/15/11                                    345             296
   6.900% due 01/02/18                                    104             102
   6.545% due 02/02/19                                    106             103
Countrywide Asset-Backed Certificates
   Series 2004-1NIM Class NOTE
   6.000% due 05/25/34                                    127             127
Delta Air Lines, Inc.
   7.299% due 09/18/06                                    100              79
Ford Credit Auto Owner Trust
   Series 2003-A Class A2A
   1.620% due 08/15/05                                    114             114
Harley-Davidson Motorcycle Trust
   Series 2002-2 Class A1
   1.910% due 04/15/07                                     84              84
   Series 2003-1 Class A1
   1.560% due 05/15/07                                    119             119
Home Equity Asset Trust (y)
   Series 2003-5N Class A
   7.500% due 01/27/34                                     45              45
Honda Auto Receivables Owner Trust
   Series 2002-4 Class A2
   1.660% due 06/15/05                                     43              43
   Series 2003-1 Class A2
   1.460% due 09/19/05                                    148             148
Lehman ABS Manufactured Housing Contract
   Series 2001-B Class A1
   3.010% due 03/15/10                                     34              33
MBNA Master Credit Card Trust USA
   Series 2000-E Class A
   7.800% due 10/15/12                                    705             833
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                     76              73
Niagara Mohawk Power Corp.
   7.625% due 10/01/05                                    435             462
Power Contract Financing LLC
   5.200% due 02/01/06                                    258             261
   6.256% due 02/01/10                                    165             171
Prudential Holdings LLC
   8.695% due 12/18/23                                    170             208

                                                       Fixed Income III Fund  61

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sharp SP I LLC Net Interest Margin Trust
   Series 2003-HE1N Class N
   6.900% due 11/25/33                                    550             550
SLM Student Loan Trust (E)
   Series 1996-2 Class A2
   1.695% due 07/27/09                                    170             172
   Series 1997-2 Class CTFS
   1.815% due 10/25/12                                    300             301
   Series 2004-1 Class A1
   1.210% due 01/26/15                                    378             378
Small Business Administration
   7.449% due 08/01/10                                    285             312
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  2,577           2,823
Tenaska Alabama II Partners, LP
   6.125% due 03/30/23                                    164             163
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A2
   1.470% due 03/15/07                                    300             299
Whole Auto Loan Trust
   Series 2002-1 Class A2
   1.880% due 06/15/05                                     73              73
World Financial Properties
   6.950% due 09/01/13                                    226             249
                                                                 ------------
                                                                       12,097
                                                                 ------------

Corporate Bonds and Notes - 15.5%
Aetna, Inc.
   7.875% due 03/01/11                                    170             199
Albertson's, Inc. (z)
   7.500% due 02/15/11                                     60              68
Allied Waste North America (z)
   6.500% due 11/15/10                                     35              35
   Series B
   8.500% due 12/01/08                                     65              72
   7.875% due 01/01/09                                    369             383
Altria Group, Inc.
   7.000% due 11/04/13                                     60              64
   7.750% due 01/15/27                                     60              64
Amerada Hess Corp.
   7.875% due 10/01/29                                    110             119
   7.300% due 08/15/31                                    115             117
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     40              41

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American RE Corp.
   Series B
   7.450% due 12/15/26                                    330             356
Anheuser-Busch Cos., Inc.
   due 03/01/19                                           175             165
Anthem Insurance Cos., Inc.
   9.125% due 04/01/10                                    145             180
AON Corp.
   7.375% due 12/14/12                                    125             140
Appalachian Power Co.
   Series H
   5.950% due 05/15/33                                     45              42
Arch Capital Group
   7.350% due 05/01/34                                    230             229
Arrow Electronics, Inc.
   6.875% due 07/01/13                                    205             215
AT&T Corp.
   8.050% due 11/15/11                                    375             411
   8.750% due 11/15/31                                    370             392
AT&T Wireless Services, Inc.
   8.750% due 03/01/31                                     50              61
Avaya, Inc.
   11.125% due 04/01/09                                    34              40
Avista Capital Trust III
   6.500% due 04/01/34                                    300             296
Avista Corp.
   9.750% due 06/01/08                                    220             264
Avnet, Inc.
   9.750% due 02/15/08                                     70              81
BAE Systems Holdings, Inc.
   6.400% due 12/15/11                                    485             517
Bank of America Corp.
   7.800% due 02/15/10                                     15              17
   Series MTNI
   1.430% due 10/22/04                                    575             576
BankBoston Corp.
   Series B
   8.250% due 12/15/26                                    100             111
BCI US Funding Trust (p)
   8.010% due 12/29/49                                    345             391
Bear Stearns Cos., Inc. (The)
   4.650% due 07/02/18                                    240             214
Boeing Capital Corp. (z)
   6.100% due 03/01/11                                    100             107
Bowater, Inc. (z)
   6.500% due 06/15/13                                    310             300
Boyd Gaming Corp.
   9.250% due 08/01/09                                     65              72

 62  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     60              64
Campbell Soup Co.
   5.875% due 10/01/08                                    115             124
Capital One Bank
   6.500% due 06/13/13                                    130             136
CenterPoint Energy, Inc.
   Series B
   6.850% due 06/01/15                                    150             152
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                     85              87
CenterPoint Energy Resources Corp. (z)
   7.750% due 02/15/11                                    210             235
   7.875% due 04/01/13                                    195             220
Cincinnati Gas & Electric (z)
   5.700% due 09/15/12                                     50              52
   Series A
   5.400% due 06/15/33                                     20              18
   Series B
   5.375% due 06/15/33                                     20              17
CIT Group, Inc.
   5.625% due 05/17/04                                    600             601
   5.750% due 09/25/07                                     90              96
   6.875% due 11/01/09                                     55              61
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    205             223
Citigroup, Inc.
   3.500% due 02/01/08                                    570             566
   7.250% due 10/01/10                                    310             354
   6.000% due 02/21/12 (z)                                 40              43
Citizens Communications Co.
   8.500% due 05/15/06                                    170             183
   7.600% due 06/01/06                                     45              48
Clear Channel Communications, Inc.
   7.650% due 09/15/10                                     50              57
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     50              51
   Series D
   6.600% due 03/01/33                                     25              26
Comcast Cable Communications
   8.375% due 05/01/07                                    320             363
   6.750% due 01/30/11                                     60              66

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Comcast Corp.
   5.850% due 01/15/10                                     80              84
Conoco Funding Co.
   6.350% due 10/15/11                                    515             568
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                    125             137
Consolidated Natural Gas Co.
   Series C
   6.250% due 11/01/11                                     80              86
Constellation Energy Group, Inc.
   7.600% due 04/01/32                                     65              73
Consumers Energy Co.
   4.800% due 02/17/09                                     55              56
   4.000% due 05/15/10                                     30              28
   5.375% due 04/15/13                                     20              20
Continental Airlines, Inc.
   Series 01-1
   6.503% due 06/15/11                                    115             111
   Series A
   7.875% due 07/02/18                                     50              49
Corrections Corp. of America
   7.500% due 05/01/11                                     75              79
   7.500% due 05/01/11                                    175             183
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    120             116
   Series MTNK
   5.500% due 02/01/07                                     70              74
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    100             103
   6.125% due 11/15/11                                    140             150
   5.500% due 08/15/13                                     55              56
CSC Holdings, Inc. (z)
   10.500% due 05/15/16                                   135             155
DaimlerChrysler NA Holding Corp.
   7.300% due 01/15/12 (z)                                125             138
   8.500% due 01/18/31                                    100             116
Detroit Edison Co.
   6.350% due 10/15/32                                    160             163
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                    145             142
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    130             144
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     60              64
DPL, Inc.
   8.250% due 03/01/07                                    210             218
DR Horton, Inc.
   6.875% due 05/01/13                                     50              52
Dresdner Funding Trust I
   8.151% due 06/30/31                                    235             270

                                                       Fixed Income III Fund  63

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Duke Capital Corp.
   due 05/18/06                                           210             215
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     40              42
   6.875% due 02/01/11                                     20              22
Echostar DBS Corp.
   6.375% due 10/01/11                                    100             101
El Paso Corp. (z)
   7.875% due 06/15/12                                    300             264
   8.050% due 10/15/30                                    500             398
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                     65              67
Electronic Data Systems Corp.
   7.125% due 10/15/09                                     35              36
   Series B
   6.000% due 08/01/13                                     50              46
Eli Lilly & Co.
   6.770% due 01/01/36                                    315             352
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                     40              39
Enterprise Products Partners, LP
   7.500% due 02/01/11                                    150             167
EOP Operating, LP
   7.500% due 04/19/29                                     95             103
   4.500% due 03/15/14                                     20              19
Erac USA Finance Co.
   7.350% due 06/15/08                                    170             191
Exelon Corp.
   6.750% due 05/01/11                                     70              77
Exelon Generation Co. LLC (z)
   6.950% due 06/15/11                                    155             173
Farmers Exchange Capital
   7.050% due 07/15/28                                    250             243
Farmers Insurance Exch
   8.625% due 05/01/24                                    310             351
Federated Department Stores
   7.000% due 02/15/28                                     80              85
FedEx Corp.
   2.650% due 04/01/07                                     70              68
   7.600% due 07/01/97                                     90              99
Felcor Lodging, LP
   10.000% due 09/15/08                                   135             144
FGIC Corp.
   6.000% due 01/15/34                                    135             131
Fifth Third Bank Michigan
   7.750% due 08/15/10                                    330             350

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Financing Corp. Fico Zero Coupon
   Series 15P
   0.000% due 03/07/19                                     90              38
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    390             411
   Series C
   7.375% due 11/15/31                                    140             147
FMC Corp.
   10.250% due 11/01/09                                    15              18
Ford Motor Co.
   6.375% due 02/01/29                                    130             113
   7.450% due 07/16/31                                    345             336
Ford Motor Credit Co. (z)
   5.625% due 10/01/08                                    240             245
   5.800% due 01/12/09                                    400             407
   7.875% due 06/15/10                                    285             313
   7.375% due 02/01/11                                    430             460
   7.000% due 10/01/13                                    145             149
General Electric Capital Corp.
   Series MTNA
   4.250% due 12/01/10                                     55              54
   6.750% due 03/15/32 (z)                                150             161
General Electric Co. (z)
   5.000% due 02/01/13                                    455             452
General Motors Acceptance Corp.
   6.750% due 01/15/06                                     60              64
   4.500% due 07/15/06 (z)                                 45              46
   7.250% due 03/02/11                                    365             392
   6.875% due 09/15/11                                  1,075           1,128
   7.000% due 02/01/12                                     70              74
   8.000% due 11/01/31                                     65              69
General Motors Corp. (z)
   8.375% due 07/15/33                                    440             476
Georgia-Pacific Corp.
   9.125% due 07/01/22                                     15              15
Glencore Funding LLC
   6.000% due 04/15/14                                    400             378
Golden West Financial Corp.
   4.125% due 08/15/07                                    160             165
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                    500             556
   5.250% due 10/15/13                                    250             246
   6.345% due 02/15/34                                    415             397
GTE Corp.
   6.940% due 04/15/28                                    205             213

 64  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GulfTerra Energy Partners, LP
   6.250% due 06/01/10                                     85              88
   Series B
   8.500% due 06/01/10                                     61              68
Halliburton Co.
   5.500% due 10/15/10                                    390             399
Harleysville Group, Inc.
   5.750% due 07/15/13                                     50              47
Harrah's Operating Co., Inc.
   8.000% due 02/01/11                                     75              87
Hartford Financial Services Group, Inc.
   7.900% due 06/15/10                                     35              41
HCA, Inc.
   5.250% due 11/06/08                                     90              90
   6.950% due 05/01/12                                     60              63
   6.300% due 10/01/12                                     30              30
   7.500% due 12/15/23                                    200             198
   7.580% due 09/15/25                                     55              55
   7.500% due 11/06/33                                     50              50
Health Net, Inc.
   8.375% due 04/15/11                                    140             165
Hertz Corp.
   7.625% due 08/15/07                                     35              38
Hilton Hotels Corp.
   7.625% due 12/01/12                                    190             212
Historic TW, Inc.
   7.975% due 08/15/04                                    375             382
   8.180% due 08/15/07                                    100             113
   9.125% due 01/15/13                                    190             234
   8.050% due 01/15/16                                    580             671
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    105             114
Honeywell International, Inc.
   6.125% due 11/01/11                                     75              81
Hornbeck Offshore Services, Inc.
   10.625% due 08/01/08                                   170             187
Household Finance Corp.
   4.125% due 12/15/08                                    365             365
   5.875% due 02/01/09                                    260             278
   6.375% due 11/27/12                                    150             162
HVB Funding Trust I
   8.741% due 06/30/31                                    255             309
HVB Funding Trust III
   9.000% due 10/22/31                                     40              50
Hyatt Equities LLC
   6.875% due 06/15/07                                     85              90
ICI Wilmington, Inc.
   4.375% due 12/01/08                                     45              45

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
International Lease Finance Corp.
   6.375% due 03/15/09                                    155             169
   5.875% due 05/01/13                                     80              83
International Paper Co.
   4.250% due 01/15/09                                     60              60
   5.500% due 01/15/14                                    180             178
Iron Mountain, Inc.
   7.750% due 01/15/15                                     80              82
   6.625% due 01/01/16                                     40              37
iStar Financial, Inc.
   7.000% due 03/15/08                                     35              37
ITT Industries, Inc.
   7.400% due 11/15/25                                    135             151
Jabil Circuit, Inc.
   5.875% due 07/15/10                                    105             109
John Hancock Global Funding II
   7.900% due 07/02/10                                    200             234
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    165             177
JP Morgan Chase & Co.
   5.350% due 03/01/07                                     75              79
   7.000% due 11/15/09                                     10              11
   6.750% due 02/01/11                                     70              78
   6.625% due 03/15/12                                     35              39
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    510             567
Kennametal, Inc.
   7.200% due 06/15/12                                    110             117
Kerr-McGee Corp.
   5.875% due 09/15/06                                     20              21
   6.875% due 09/15/11                                     30              33
   7.875% due 09/15/31                                     55              62
KeySpan Corp.
   7.250% due 11/15/05                                    150             161
Kraft Foods, Inc.
   5.250% due 06/01/07                                     75              79
   4.000% due 10/01/08                                    215             214
   5.625% due 11/01/11                                    245             253
   6.250% due 06/01/12                                     50              54
   5.250% due 10/01/13                                    320             317
Kroger Co.
   7.250% due 06/01/09                                    175             197
   8.000% due 09/15/29                                     75              88
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    195             215

                                                       Fixed Income III Fund  65

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Liberty Media Corp.
   3.500% due 09/25/06                                    840             842
   5.700% due 05/15/13                                     40              40
Liberty Mutual Group
   7.000% due 03/15/34                                    180             177
Lockheed Martin Corp.
   8.200% due 12/01/09                                    600             713
   7.750% due 05/01/26                                     45              53
   8.500% due 12/01/29                                     35              44
Lodgenet Entertainment Corp. (z)
   9.500% due 06/15/13                                    225             248
Lone Star Industries
   8.850% due 06/15/05                                    195             203
Lyondell Chemical Co.
   Series B
   9.875% due 05/01/07                                    330             347
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    115             136
Marathon Oil Corp. (z)
   6.800% due 03/15/32                                     60              63
Massachusetts Mutual Life Insurance Co.
   5.625% due 05/15/33                                    250             235
May Department Stores Co. (The)
   7.875% due 03/01/30                                    145             170
MBNA Corp.
   6.125% due 03/01/13                                    155             163
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                    470             507
MGM Mirage
   9.750% due 06/01/07                                    115             130
   8.500% due 09/15/10                                    170             192
Michaels Stores, Inc.
   9.250% due 07/01/09                                    195             214
Midland Funding II
   Series B
   13.250% due 07/23/06                                    55              62
Miller Brewing Co.
   4.250% due 08/15/08                                     70              70
   5.500% due 08/15/13                                    165             167
Mizuho Preferred Capital Co. LLC (p)
   8.790% due 12/29/49                                    475             525
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                     45              51
Monongahela Power Co.
   5.000% due 10/01/06                                     55              56

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Monumental Global Funding II
   3.850% due 03/03/08                                    200             201
Morgan Stanley
   6.750% due 04/15/11                                    240             265
   4.750% due 04/01/14                                    285             266
Natexis Ambs Co. LLC (p)
   8.440% due 12/29/49                                    185             213
National Rural Utilities Cooperative Fin
   5.750% due 08/28/09                                     85              91
Nationwide Financial Services (z)
   6.250% due 11/15/11                                    265             284
Nationwide Mutual Insurance Co.
   7.875% due 04/01/33                                    220             253
NB Capital Trust IV
   8.250% due 04/15/27                                    115             128
Nevada Power Co.
   6.500% due 04/15/12                                     85              84
   9.000% due 08/15/13                                     60              66
News America Holdings
   7.750% due 12/01/45                                    135             155
   7.900% due 12/01/95                                    120             136
   8.250% due 10/17/96                                     45              53
News America, Inc.
   7.300% due 04/30/28                                    135             148
Nisource Finance Corp.
   7.625% due 11/15/05                                     45              48
   7.875% due 11/15/10                                    260             303
Norfolk Southern Corp.
   7.900% due 05/15/97                                    285             328
Northern Border Pipeline Co.
   6.250% due 05/01/07                                    170             184
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    135             182
Ohio Edison Co.
   5.450% due 05/01/15                                     55              53
Ohio Power Co.
   Series F
   5.500% due 02/15/13 (z)                                 25              25
   Series G
   6.600% due 02/15/33                                     35              36
Oncor Electric Delivery Co.
   7.250% due 01/15/33                                    140             156
Owens-Brockway
   7.750% due 05/15/11                                     50              52
   8.750% due 11/15/12                                     55              60
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                     75              73
   4.200% due 03/01/11                                     70              67
   4.800% due 03/01/14                                    145             139
   6.050% due 03/01/34                                    730             690

 66  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Packaging Corp. of America
   5.750% due 08/01/13                                     40              40
PanAmSat Corp.
   8.500% due 02/01/12                                     60              68
Panhandle Eastern Pipe Line
   2.750% due 03/15/07                                     25              24
Pemex Project Funding Master Trust
   8.000% due 11/15/11                                     20              22
   7.375% due 12/15/14                                     95              99
   8.625% due 02/01/22                                    190             203
Popular North America, Inc.
   4.250% due 04/01/08                                    285             287
Portola Packaging, Inc. (z)
   8.250% due 02/01/12                                    345             292
Progress Energy, Inc.
   7.000% due 10/30/31                                    185             194
Prudential Holdings LLC
   Series FSA
   7.245% due 12/18/23                                    370             421
PSEG Energy Holdings LLC
   7.750% due 04/16/07                                    395             413
   8.625% due 02/15/08 (z)                                 65              70
Qwest Capital Funding, Inc.
   7.000% due 08/03/09                                     25              21
   6.500% due 11/15/18                                     25              18
Qwest Services Corp.
   13.500% due 12/15/10                                   115             133
Rabobank Capital Funding II (p)
   5.26% due 12/31/49                                     165             163
Raytheon Co.
   8.300% due 03/01/10                                     50              59
   4.850% due 01/15/11                                     10              10
RBS Capital Trust I (p)
   4.709% due 12/29/49                                    435             410
RC Trust 1 Equity Preferred
   3.500% due 05/15/06                                  1,510             817
Reckson Operating Partnership, LP
   5.150% due 01/15/11                                     95              93
Rouse Co. (The)
   3.625% due 03/15/09                                     40              38
   5.375% due 11/26/13                                     20              20
Safeway, Inc.
   5.800% due 08/15/12                                     55              57
Schering-Plough Corp.
   5.300% due 12/01/13                                    160             160
   6.500% due 12/01/33                                    225             228
Sealed Air Corp.
   5.625% due 07/15/13                                     60              61

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Smithfield Foods, Inc.
   Series B
   8.000% due 10/15/09                                    105             116
   7.750% due 05/15/13                                     30              32
Southern California Edison Co.
   7.625% due 01/15/10                                    200             229
   5.000% due 01/15/14                                     15              15
   6.000% due 01/15/34                                    135             130
Sovereign Bancorp, Inc.
   10.500% due 11/15/06                                   755             881
Sprint Capital Corp.
   6.125% due 11/15/08                                     80              86
   6.375% due 05/01/09                                     75              81
   8.375% due 03/15/12                                    265             311
   6.875% due 11/15/28                                    285             280
   8.750% due 03/15/32                                    405             484
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/07                                     20              22
   7.875% due 05/01/12                                    135             148
Station Casinos, Inc.
   6.000% due 04/01/12                                    100              99
Swift Energy Co.
   10.250% due 08/01/09                                    75              80
TCI Communications, Inc.
   7.875% due 02/15/26                                     80              91
TECO Energy, Inc.
   7.200% due 05/01/11                                     80              80
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    270             345
   7.875% due 08/01/13                                    225             260
Tenet Healthcare Corp.
   5.000% due 07/01/07 (z)                                 65              60
   7.375% due 02/01/13 (z)                                 50              45
   6.875% due 11/15/31                                     65              54
Tesoro Petroleum Corp.
   8.000% due 04/15/08                                    200             216
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                     45              48
Texas-New Mexico Power Co.
   6.250% due 01/15/09                                     55              57
Time Warner Cos., Inc.
   7.570% due 02/01/24                                     35              38
Time Warner Entertainment Co., LP
   Series*
   8.375% due 03/15/23                                    270             318

                                                       Fixed Income III Fund  67

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Time Warner, Inc.
   6.750% due 04/15/11                                     30              33
   7.625% due 04/15/31                                    160             175
   7.700% due 05/01/32                                    130             144
Toys R US, Inc.
   7.375% due 10/15/18                                     60              57
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    110             108
TXU Corp.
   Series J
   6.375% due 06/15/06                                     40              43
TXU Energy Co.
   7.000% due 03/15/13                                    475             525
Tyson Foods, Inc.
   8.250% due 10/01/11                                     90             105
Union Pacific Corp.
   5.750% due 10/15/07                                    370             395
   6.125% due 01/15/12                                    195             209
Union Planters Corp.
   7.750% due 03/01/11                                    125             146
Univision Communications, Inc.
   7.850% due 07/15/11                                    135             157
UST, Inc.
   6.625% due 07/15/12                                    200             217
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    160             166
Verizon Florida, Inc.
   Series F
   6.125% due 01/15/13                                    100             105
Verizon Global Funding Corp.
   7.750% due 12/01/30                                     30              34
Verizon New York, Inc.
   Series A
   6.875% due 04/01/12                                     90              98
   Series B
   7.375% due 04/01/32 (z)                                280             302
Verizon/New England
   6.500% due 09/15/11                                     40              43
Washington Mutual, Inc.
   8.250% due 04/01/10                                     80              94
Waste Management, Inc.
   7.000% due 07/15/28                                    135             142
Wells Fargo & Co.
   4.950% due 10/16/13                                    125             122

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Weyerhaeuser Co.
   6.000% due 08/01/06                                     30              32
   6.750% due 03/15/12                                    235             258
Williams Gas Pipelines
   7.375% due 11/15/06                                    215             233
Wisconsin Energy Corp.
   6.200% due 04/01/33                                     60              58
Wyeth
   5.500% due 03/15/13                                     50              50
   5.500% due 02/01/14                                    195             194
Xerox Corp.
   7.125% due 06/15/10                                     90              91
Yum! Brands, Inc.
   8.875% due 04/15/11                                    215             262
Zurich Capital Trust I
   8.376% due 06/01/37                                    425             476
                                                                 ------------
                                                                       57,785
                                                                 ------------

Emerging Markets Debt - 1.6%
Argentina Bonos (E)
   1.234% due 08/03/12                                    615             404
Argentina Government International Bond
   11.375% due 03/15/10                                   255              82
   11.375% due 01/30/17                                   320             105
Brazilian Government International Bond
   2.063% due 04/15/06 (E)                                400             385
   2.125% due 04/15/09 (E)                                882             794
   9.250% due 10/22/10 (z)                                130             125
   11.000% due 08/17/40 (z)                               790             735
   Series RG
   2.125% due 04/15/09 (E)                                 59              53
Bulgaria Government International Bond (E)
   2.000% due 07/28/24                                    220             219
Ecuador Government International Bond
   12.000% due 11/15/12                                   780             700
   7.000% due 08/15/30                                    585             437
Federal Republic of Brazil
   6.000% due 04/15/24                                    400             304
OAO Gazprom (y)
   9.625% due 03/01/13                                    100             103
Peru Government International Bond
   9.125% due 02/21/12                                    100             105
   8.750% due 11/21/33 (z)                                215             191
Russia Government International Bond
   5.000% due 03/31/30                                  1,055             967
Venezuela Government International Bond (E)
   2.063% due 03/31/20                                    360             290
                                                                 ------------
                                                                        5,999
                                                                 ------------

 68  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
International Debt - 5.8%
Abbey National PLC Step Up Bond (p)
   6.700% due 06/29/49                                    275             299
Abitibi-Consolidated, Inc. (z)
   6.950% due 12/15/06                                    255             264
   8.550% due 08/01/10                                    140             152
   8.850% due 08/01/30                                     60              61
Aegon NV
   4.750% due 06/01/13                                    130             126
America Movil SA de CV
   5.500% due 03/01/14                                    195             182
Arlington Street CDO, Ltd. (y)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                    920             948
AXA
   8.600% due 12/15/30                                    125             155
Batterson Park CBO I, Ltd.
   Series 1998-1A Class A4
   6.130% due 01/02/11                                     67              69
Bowater Canada Finance
   7.950% due 11/15/11                                    185             197
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    285             332
British Telecommunications PLC
   8.375% due 12/15/10                                    240             286
Chile Government International Bond
   5.500% due 01/15/13                                  1,500           1,509
DBS Capital Funding Corp. (p)
   7.657% due 03/15/49                                    205             232
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                    265             313
   8.750% due 06/15/30                                    550             683
Dominican Republic International Bond
   9.040% due 01/23/13                                    340             248
   2.063% due 08/30/24                                    250             178
Dresdner Bank AG for Kyivstar GSM
   12.750% due 11/21/05                                   180             196
Evergreen Funding, Ltd.
   Series REGS
   1.680% due 11/15/10                                    352             324
Export Import Bank of Korea
   4.125% due 02/10/09                                    160             158
Export-Import Bank Of Korea
   4.250% due 11/27/07                                     30              30

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
France Telecom Step Up Bond
   8.200% due 03/01/06                                    750             816
   8.750% due 03/01/11                                    845             999
   9.500% due 03/01/31                                     90             115
Hutchison Whampoa International 03/13, Ltd.
   6.500% due 02/13/13                                    120             121
Inco, Ltd.
   7.750% due 05/15/12                                     85              99
   7.200% due 09/15/32                                     65              70
Intelsat, Ltd. (z)
   6.500% due 11/01/13                                    285             261
Jamaica Government International Bond
   10.625% due 06/20/17                                   260             259
Juniper CBO, Ltd.
   Series 1999-1A Class A1
   6.830% due 04/15/11                                    295             308
Korea Development Bank (z)
   4.250% due 11/13/07                                     45              45
Korea Electric Power Corp.
   5.125% due 04/23/34                                     85              82
Mantis Reef, Ltd.
   4.692% due 11/14/08                                    200             199
Mexico Government International Bond
   8.375% due 01/14/11                                     35              40
   6.375% due 01/16/13                                    100             101
   8.125% due 12/30/19                                    200             218
   8.000% due 09/24/22                                    300             317
   8.300% due 08/15/31                                    400             429
   7.500% due 04/08/33                                    180             178
Mizuho Financial Group Cayman, Ltd.
   5.790% due 04/15/14                                  1,095           1,086
Newcourt Credit Group, Inc.
   Series B
   6.875% due 02/16/05                                     70              73
Nexen, Inc.
   5.050% due 11/20/13                                     55              53
Oil Insurance, Ltd.
   5.150% due 08/15/33                                    280             283
Petro-Canada
   5.350% due 07/15/33                                     70              60
Petroleos Mexicanos (z)
   9.500% due 09/15/27                                     90             103
Petroleum Geo-Services ASA
   8.000% due 11/05/06                                    220             225
Province of Quebec
   7.500% due 07/15/23                                    545             663

                                                       Fixed Income III Fund  69

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PTC International Finance II SA
   11.250% due 12/01/09                                   240             258
Ras Laffan Liquefied Natural Gas Co., Ltd.
   8.294% due 03/15/14                                     85              99
Royal Bank of Scotland Group PLC (p)
   Series 1
   9.118% due 03/31/49                                    600             736
Royal KPN NV
   8.000% due 10/01/10                                    410             480
Santander Central Hispano Issuances, Ltd.
   7.625% due 09/14/10                                     15              17
Santander Financial Issuances
   6.375% due 02/15/11                                    180             196
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    170             197
Sappi Papier Holding AG
   6.750% due 06/15/12                                     65              70
Shaw Communications, Inc.
   8.250% due 04/11/10                                    185             208
   7.200% due 12/15/11 (z)                                 65              70
Singapore Telecommunications, Ltd.
   7.375% due 12/01/31                                    245             277
SingTel Optus Finance Pty, Ltd.
   8.125% due 06/15/09                                    150             174
Smurfit Capital Funding PLC
   6.750% due 11/20/05                                    305             314
South Street CBO, Ltd.
   Series 1999-1A Class A1
   7.160% due 07/01/11                                    345             303
Stora Enso OYJ
   7.375% due 05/15/11                                    105             120
Systems 2001 AT LLC
   7.156% due 12/15/11                                    184             198
   6.664% due 09/15/13                                    152             166
Telecom Italia Capital SA
   5.250% due 11/15/13                                    305             301
   6.375% due 11/15/33                                    190             186
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    240             237
TELUS Corp.
   7.500% due 06/01/07                                    240             265
   8.000% due 06/01/11                                    605             702
TPSA Finance BV
   7.750% due 12/10/08                                    225             253
Tyco International Group SA
   6.375% due 10/15/11                                    700             737

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                    425             449
Weatherford International, Ltd.
   4.950% due 10/15/13                                    220             213
                                                                 ------------
                                                                       21,371
                                                                 ------------

Mortgage-Backed Securities - 32.5%
Aurora Loan Services (E)
   Series 2000-2 Class 2A1
   1.800% due 05/25/30                                     53              53
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A2
   3.520% due 11/10/38                                    160             155
Bank of America Alternative Loan Trust
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                    366             375
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                    187             191
Bank of America Mortgage Securities (E)
   Series 2003-D Class 1A2
   3.428% due 05/25/33                                     25              25
   Series 2003-I Class 2A4
   3.828% due 10/25/33                                    265             265
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     77              79
   Series 2004-A Class 1A1
   3.488% due 02/25/34                                    198             196
Cendant Mortgage Corp.
   Series 2002-4 Class A6
   6.500% due 07/25/32                                     32              32
Citicorp Mortgage Securities, Inc.
   Series 2001-12 Class M
   6.394% due 08/25/31                                    121             121
CS First Boston Mortgage Securities Corp.
   Series 2002-10 Class 2A1
   7.500% due 05/25/32                                    155             165
   Series 2002-18 Class 1AIO
   7.500% due 06/25/32                                    725              27
   Series 2002-22 Class 1AIO
   8.000% due 07/25/32                                    925              35
   Series 2002-22 Class 2AIO
   6.000% due 06/25/32                                  4,250              22
   Series 2002-30 Class 1A1
   7.500% due 11/25/32                                      5               6

 70  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-23 Class 5A1
   6.000% due 09/25/33                                      2               2
   Series 2003-23 Class 6A1
   6.500% due 09/25/33                                    284             295
   Series 2003-23 Class 7A1
   5.000% due 09/25/18                                    244             245
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                    243             252
   Series 2004-1 Class 2A2
   6.000% due 02/25/34                                    324             333
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                    103             109
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2003-3 Class 2A3
   4.500% due 10/25/33                                    140             141
Deutsche Mortgage Securities, Inc.
   Series 2004-2 Class A2
   3.080% due 01/25/34                                    145             143
DLJ Mortgage Acceptance Corp. (E)
   Series 1996-Q5 Class A1
   1.620% due 06/25/26                                     74              74
Federal Home Loan Mortgage Corp.
   15 Year Gold TBA (o)
   4.500%                                               1,505           1,481
   5.000%                                               3,285           3,306
   6.500%                                                 655             693
   30 Year Gold TBA (o)
   4.500%                                                 720             676
   5.000%                                               4,555           4,397
   6.000%                                               1,060           1,084
   6.500%                                                 280             292
   6.000% due 2016                                        123             128
   8.500% due 2017                                        124             136
   10.500% due 2017                                        41              47
   5.000% due 2018                                        607             612
   10.000% due 2020                                       125             140
   8.500% due 2025                                         44              48
   3.608% due 2027                                        131             135
   8.500% due 2027                                        244             266
   3.537% due 2028                                         91              93
   3.690% due 2028                                        102             104
   7.000% due 2030                                        371             392
   7.500% due 2030                                        428             460
   7.820% due 2030                                         23              24
   8.000% due 2030                                        178             193
   7.000% due 2031                                        532             562

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.500% due 2031                                         44              48
   8.000% due 2031                                         86              93
   6.500% due 2032                                        802             835
   7.500% due 2032                                        761             817
   5.000% due 2033                                        450             441
   5.500% due 2033                                      1,459           1,458
   6.000% due 2033                                        336             344
   6.500% due 2033                                        108             112
   6.500% due 2033                                      1,332           1,388
   5.000% due 2034                                        495             480
   Series 1991-1037 Class Z
   9.000% due 02/15/21                                    150             150
   Series 2003-2591 Class IQ-IO
   5.000% due 06/15/17                                    645              67
   Series 2003-2610 Class UIO
   6.500% due 05/15/33                                    318              58
   Series 2003-2613 Class DIO
   5.500% due 05/15/27                                    600              52
   Series 2003-2649 Class IM-IO
   7.000% due 07/15/33                                    431              81
Federal Home Loan Mortgage Corp. Interest Only
   STRIP
   Series 1998-191 Class IO
   8.000% due 01/01/28                                     76              16
   Series 1998-194 Class IO
   6.500% due 04/01/28                                    267              57
   Series 2001-212 Class IO
   6.000% due 05/01/31                                    215              46
   Series 2001-215 Class IO
   8.000% due 06/01/31                                    185              37
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2002-50 Class A3
   2.182% due 09/27/07                                     97              97
   Series 2003-54 Class 2AIO
   0.248% due 02/25/43                                 11,917              95
   Series 2003-54 Class 3AIO
   0.769% due 02/25/43                                  2,345              53
   Series 2003-58 Class 1A2
   3.108% due 05/25/35                                    150             150
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                    350             367
Federal National Mortgage Association
   15 Year TBA (o)
   4.000%                                                 645             618
   4.500%                                               5,330           5,244
   5.000%                                               3,170           3,187
   5.500%                                               5,025           5,149
   30 Year TBA (o)
   4.500%                                                 265             247
   5.500%                                              14,620          14,566

                                                       Fixed Income III Fund  71

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000%                                               6,390           6,534
   6.500%                                               8,800           9,157
   7.000%                                               1,400           1,480
   6.000% due 2016                                         69              72
   5.000% due 2017                                        909             916
   5.500% due 2017                                      1,179           1,211
   6.000% due 2017                                        597             623
   6.500% due 2017                                        126             134
   4.000% due 2018                                        369             356
   5.000% due 2018                                      3,295           3,317
   5.500% due 2018                                        558             573
   6.000% due 2018                                        461             481
   10.000% due 2018                                        96             107
   10.000% due 2024                                        88              98
   3.342% due 2025                                         66              67
   3.471% due 2026                                        483             499
   7.500% due 2027                                         47              50
   7.000% due 2028                                         85              89
   7.000% due 2029                                        437             462
   7.500% due 2029                                        332             356
   8.000% due 2029                                         41              45
   8.500% due 2029                                          8               8
   7.000% due 2030                                         43              45
   7.500% due 2030                                        161             173
   8.500% due 2030                                        914             988
   9.500% due 2030                                        197             222
   6.500% due 2031                                        571             596
   7.000% due 2031                                      1,495           1,580
   7.500% due 2031                                        259             277
   7.500% due 2031                                        698             747
   8.000% due 2031                                      1,012           1,094
   8.500% due 2031                                        733             791
   6.000% due 2032                                        195             200
   6.500% due 2032                                      3,472           3,617
   7.000% due 2032                                      1,635           1,737
   7.500% due 2032                                        574             614
   8.000% due 2032                                        129             139
   5.000% due 2033                                        456             444
   5.500% due 2033                                        831             830
   6.000% due 2033                                      1,969           2,015
   6.500% due 2033                                      1,636           1,703
   4.246% due 2034                                        349             352
   5.000% due 2034                                      1,841           1,785
   5.000% due 2034                                        569             552
   5.500% due 2034                                        459             458
   6.000% due 2034                                        300             307
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  2,224           2,321

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2002-50 Class SC-IO
   7.000% due 12/25/29                                    145              12
   Series 2003-16 Class NIO
   5.000% due 02/25/15                                    746              71
   Series 2003-25 Class IK-IO
   7.000% due 04/25/33                                    311              45
   Series 2003-32 Class UIO
   6.000% due 05/25/33                                    276              38
   Series 2003-33 Class IA-IO
   6.500% due 05/25/33                                    456              86
   Series 2003-81 Class MJ
   5.000% due 02/25/27                                    265             269
   Series 2003-82 Class IA-IO
   6.000% due 08/25/32                                    477              72
   Series 2003-82 Class WIO
   6.000% due 08/25/32                                    126              19
Federal National Mortgage Association Interest
   Strip
   Series 1997-281 Class 2-IO
   9.000% due 11/01/26                                     96              21
   Series 2000-306 Class IO
   8.000% due 05/01/30                                    124              26
   Series 2001-317 Class 2-IO
   8.000% due 08/01/31                                    140              28
   Series 2002-320 Class 2-IO
   7.000% due 03/01/32                                     64              14
Federal National Mortgage Association Whole Loan
   Series 2002-W1 Class 2AIO
   0.599% due 04/25/42                                  7,007             104
   Series 2002-W6 Class 2AIO
   0.351% due 06/25/42                                  5,274              49
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                  1,700           1,698
   Series 2003-W19 Class 1A2
   3.471% due 11/25/33                                    313             315
   Series 2003-W6 Class 1A11
   2.115% due 10/25/42                                     80              80
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                     92              99
First Nationwide Trust (E)
   Series 2001-4 Class 3A5
   1.720% due 09/25/31                                    105             105
First Union-Lehman Brothers-
   Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                    420             460

 72  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Government National Mortgage Association (E)
   Series 1999-27 Class SE-IO
   7.500% due 08/16/29                                    416              47
   Series 1999-44 Class SA-IO
   7.450% due 12/16/29                                    388              43
   Series 2000-29 Class SIO
   7.400% due 09/20/30                                    165              17
   Series 2002-27 Class SA-IO
   6.900% due 05/16/32                                    256              22
   Series 2002-62 Class B
   4.763% due 01/16/25                                    160             161
   Series 2003-18 Class YIO
   5.500% due 03/20/33                                    213              21
Government National Mortgage Association I
   30 Year TBA (o)
   5.500%                                                 605             605
   6.000%                                                 920             943
   10.500% due 2016                                        45              53
   11.000% due 2020                                       117             137
   10.000% due 2022                                        93             104
   7.500% due 2024                                         65              70
   6.500% due 2028                                        215             225
   6.500% due 2032                                        762             796
   7.500% due 2032                                         95             102
   5.500% due 2033                                        159             159
Government National Mortgage Association II
   30 Year TBA (o)
   5.500%                                                 245             245
   4.625% due 2023                                        132             135
   4.750% due 2023                                         50              51
   4.625% due 2024                                        370             380
   4.750% due 2024                                        399             410
   4.375% due 2025                                        462             467
   4.750% due 2025                                         12              12
   4.625% due 2026                                        185             189
   4.375% due 2027                                        325             328
   4.625% due 2027                                         29              29
   4.750% due 2027                                        258             264
   4.375% due 2028                                         11              11
   3.500% due 2030                                        710             716

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GSMPS Mortgage Loan Trust
   Series 2003-3 Class A1
   7.000% due 06/25/43                                    498             526
GSR Mortgage Loan Trust
   Series 2004-2F Class 6A1
   7.000% due 01/25/34                                    123             129
MASTR Alternative Loans Trust
   Series 2003-2 Class 7A1
   7.000% due 12/25/32                                     99             102
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                    116             122
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                    281             291
   Series 2004-1 Class 2A1
   7.000% due 01/25/34                                    292             299
MASTR Asset Securitization Trust
   Series 2003-12 Class 3A5
   5.250% due 10/25/14                                    161             163
Merrill Lynch Mortgage Trust
   Series 2002-MW1 Class J
   5.695% due 07/12/34                                    185             143
Nomura Asset Acceptance Corp.
   Series 2004-AP1 Class A2
   3.238% due 03/25/34                                    175             174
PNC Mortgage Securities Corp.
   Series 2000-4 Class CB2
   6.832% due 06/25/30                                    102              98
   Series 2000-4 Class CB3
   6.832% due 06/25/30                                     58              58
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   1.500% due 02/25/34                                    166             166
   Series 2004-CL1 Class 2A2
   1.500% due 02/25/19                                     82              82
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                    262             271
Residential Funding Mortgage
   Series 2004-S5 Class VA
   5.250% due 04/25/34                                    195             199
Salomon Brothers Mortgage Securities VII
   Series 1999-C1 Class J
   7.000% due 05/18/32                                    140             112
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   7.000% due 11/25/32                                    110             118
   Series 2003-33H Class 1A1
   5.500% due 10/25/33                                    278             275
Vendee Mortgage Trust
   Series 2000-1 Class 2G
   7.250% due 06/15/09                                    260             273
   Series 2002-1 Class 2IO
   0.245% due 08/15/31                                 17,996             177

                                                       Fixed Income III Fund  73

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Washington Mutual (E)
   Series 2003-AR4 Class A7
   3.950% due 05/25/33                                    103             103
   Series 2003-S1 Class A1
   5.000% due 04/25/33                                    138             139
Wells Fargo Mortgage Backed Securities Trust
   Series 2002-9 Class B1
   6.250% due 06/25/32                                    142             143
   Series 2003-K Class 2A5
   4.522% due 11/25/33                                    160             147
   Series 2003-M Class A1
   4.774% due 12/25/33                                    304             306
                                                                 ------------
                                                                      120,154
                                                                 ------------

Municipal Bonds - 1.7%
City of Chicago Illinois General Obligation
   Unlimited, weekly demand (u)
   5.000% due 01/01/35                                    800             783
City of Colorado Springs Colorado Revenue Bonds,
   weekly demand
   5.000% due 11/15/33                                    200             200
City of Forsyth Montana Revenue Bonds
   5.200% due 05/01/33                                     70              73
Colorado Department of Transportation Revenue
   Bonds (u)
   5.000% due 12/15/13                                    270             293
County of Clark Nevada General Obligation
   Limited, weekly demand (u)
   5.000% due 06/01/32                                  1,000             997
Florida State Board Education General Obligation
   Unlimited, weekly demand
   5.000% due 06/01/33                                    700             701
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   5.625% due 06/01/38                                    140             140
Metropolitan Transportation Authority Revenue
   Bonds, weekly demand (u)
   5.000% due 11/15/32                                    200             200
Metropolitan Washington Airports Authority
   Revenue Bonds, weekly demand
   5.000% due 10/01/34                                    130             125

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Orange County Sanitation District Certificate of
   Participation, weekly demand
   5.000% due 02/01/33                                    100              99
South Carolina Transportation Infrastructure
   Bank Revenue Bonds, weekly
   5.000% due 10/01/33                                    700             701
State of California General Obligation
   Unlimited, weekly demand
   5.000% due 02/01/33                                     75              71
State of California Notes
   2.000% due 06/16/04                                    200             200
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                    455             413
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                    395             402
State of Wisconsin Revenue Bonds (u)
   5.700% due 05/01/26                                    175             174
Utah State Board Of Regents Revenue Bonds,
   weekly demand
   1.160% due 05/01/41                                    500             500
West Virginia Economic Development Authority
   Revenue Bonds (u)
   5.370% due 07/01/20                                     65              66
   6.070% due 07/01/26                                    200             199
                                                                 ------------
                                                                        6,337
                                                                 ------------

Non-US Bonds - 1.9%
Bank Nederlandse Gemeenten
   5.000% due 02/04/08                           AUD      410             286
BAT International Finance PLC
   4.875% due 02/25/09                           EUR       80              99
Bundesschatzanweisungen
   2.000% due 03/10/06                           EUR    3,440           4,097
Deutsche Bundesrepublik
   5.250% due 01/04/11                           EUR      485             632
Dexia Municipal Agency
   5.750% due 04/07/09                           NZD      490             298
France Telecom
   7.000% due 12/23/09                           EUR       45              62
General Motors Acceptance Corp.
   5.375% due 06/06/11                           EUR      280             337
KBC Bank Funding Trust I (p)
   6.880% due 06/30/49                           EUR      600             803

 74  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mexico Government International Bond Value
   Recovery Rights Zero Coupon (AE)(E)
   Series B
   0.000% due 06/01/04                                  2,000               9
   Series C
   0.000% due 06/30/05                                  2,000              35
   Series D
   0.000% due 06/30/06                                  1,300              16
   Series E
   0.000% due 06/01/07                                  1,300              10
Olivetti Finance NV
   5.875% due 01/24/08                           EUR       45              58
Russia Paris Club Participant
   2.025% due 08/20/20                           JPY   31,816             245
                                                                 ------------
                                                                        6,987
                                                                 ------------

Registered Investment Company Funds - 0.0%
Pacific Investment Management Co.
   Series High Yield Portfolio Institutional            5,727              48
                                                                 ------------

United States Government Agencies - 0.5%
Federal Home Loan Mortgage Corp. (z)
   2.750% due 03/15/08                                    280             272
   5.125% due 11/07/13                                    530             522
Federal National Mortgage Association (z)
   4.375% due 03/15/13                                    435             420
Financing Corp. Fico
   Zero Coupon
   0.000% due 04/05/19                                    475             202
   0.000% due 09/26/19                                    535             220
                                                                 ------------
                                                                        1,636
                                                                 ------------

United States Government Treasuries - 7.4%
United States Treasury Inflation Indexed Bonds
   3.375% due 01/15/07 (s)                              1,205           1,299
   3.625% due 01/15/08 (z)                                231             254
   3.875% due 01/15/09 (z)                              1,476           1,655
   3.375% due 01/15/12 (z)                              3,250           3,605

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   3.000% due 07/15/12                                    911             985
   1.875% due 07/15/13                                    112             110
   2.000% due 01/15/14 (z)                              1,370           1,361
   3.375% due 04/15/32 (s)                                220             261
United States Treasury Note
   1.500% due 03/31/06                                    175             173
   4.625% due 05/15/06 (z)                              2,325           2,428
   7.000% due 07/15/06 (z)                                170             186
   2.250% due 02/15/07                                    160             158
   4.375% due 05/15/07 (z)                              1,035           1,079
   3.375% due 12/15/08                                     50              50
   6.500% due 02/15/10 (z)                                600             682
   5.000% due 02/15/11                                    320             338
   3.875% due 02/15/13 (z)                              2,050           1,972
   4.250% due 08/15/13 (z)                              1,300           1,278
   8.750% due 05/15/17 (z)                                905           1,237
   8.125% due 08/15/19 (z)                              3,775           4,977
   6.000% due 02/15/26 (z)                              1,605           1,736
   6.125% due 08/15/29 (z)                              1,160           1,281
   5.375% due 02/15/31                                    335             338
                                                                 ------------
                                                                       27,443
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $257,338)                                                       259,857
                                                                 ------------

PREFERRED STOCKS - 0.5%
Consumer Discretionary - 0.0%
Cablevision Systems Corp.                               1,750             183
                                                                 ------------

Financial Services - 0.4%
Centaur Funding Corp.                                 525,000             665
DG Funding Trust                                           59             634
                                                                 ------------
                                                                        1,299
                                                                 ------------

Utilities - 0.1%
TNP Enterprises, Inc.                                   1,669             193
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,510)                                                           1,675
                                                                 ------------

COMMON STOCKS - 0.1%
Other Energy - 0.1%
Nexen, Inc.                                            20,150             515
                                                                 ------------

TOTAL COMMON STOCKS
(cost $506)                                                               515
                                                                 ------------

                                                       Fixed Income III Fund  75

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 59.2%
ANZ Delaware, Inc. (y)
   1.030% due 06/02/04 (c)                                200             200
   1.035% due 06/25/04                                  2,800           2,795
   1.050% due 07/06/04                                    100             100
ASIF II
   1.200% due 01/26/05                           JPY   32,000             292
Barclays US Funding, LLC. (c)(y)
   1.040% due 06/21/04                                    200             200
CBA Del Finance, Inc. Years 3 & 4 Commercial
   Paper (c)(y)
   1.020% due 05/04/04                                    300             300
   1.020% due 06/10/04                                    400             400
Danske Corp. Commercial Paper (y)
   1.020% due 06/04/04                                  1,100           1,099
European Investment Bank
   0.875% due 11/08/04                           JPY   14,000             127
Federal Home Loan Bank Discount Note. (y)
   0.950% due 05/28/04                                  7,000           6,995
   0.981% due 06/23/04                                 10,800          10,784
Federal Home Loan Bank System (z)
   4.125% due 01/14/05                                    310             316
Federal Home Loan Mortgage Corp. Discount Notes
   (y)(z)
   1.020% due 05/04/04 (c)                                600             600
   1.025% due 05/04/04 (c)                              2,800           2,800
   0.969% due 06/01/04                                  1,700           1,699
Federal National Mortgage Association
   10.000% due 02/01/05                                     1               1
Federal National Mortgage Association Discount
   Notes (c)(y)
   1.020% due 05/05/04                                    400             400
Federal National Mortgage Association Discount
   Note (y)(z)
   0.981% due 06/23/04                                  6,400           6,391
   1.010% due 06/23/04                                  1,100           1,098
   1.020% due 06/23/04                                  1,100           1,098
   1.015% due 07/14/04                                  1,100           1,097
   1.060% due 07/21/04                                  1,800           1,795
   1.062% due 07/21/04                                  1,000             997
Ford Motor Credit Co.
   1.870% due 09/03/04                                  1,400           1,402
Frank Russell Investment Company Money Market
   Fund                                            94,990,000          94,990

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Frank Russell Investment Company Money Market
   Fund (N)                                        25,796,943          25,797
General Electric Capital Corp. Commercial Paper
   (y)
   1.040% due 06/08/04                                    800             799
   1.060% due 07/09/04                                  2,300           2,295
General Motors Acceptance Corp. (E)(y)
   1.570% due 07/30/04                                  1,000           1,000
HBOS Treasury Services PLC (y)
   1.040% due 05/27/04                                    100             999
   1.060% due 06/29/04 (c)                                200             200
   1.040% due 06/30/04                                  1,900           1,895
   1.035% due 07/06/04                                    100             100
International Bank for Reconstruction &
   Development
   4.750% due 12/20/04                           JPY    4,000              37
Italy Government International Bond
   5.000% due 12/15/04                           JPY    9,000              84
Kansai International Airport
   1.300% due 07/29/04                           JPY    8,000              73
KFW International Finance
   0.149% due 12/20/04                           JPY   47,000             428
Residential Asset Mortgage Products, Inc.
   Series 2002-RZ4 Class AIO
   5.750% due 04/25/05                                    794              31
Royal Bank of Scotland PLC (y)
   1.025% due 05/04/04 (c)                                300             300
   1.040% due 05/04/04 (c)                              1,000           1,000
   1.025% due 06/01/04                                    700             699
   1.020% due 06/02/04 (c)                                400             400
Shell Finance Commercial Paper (y)
   1.020% due 05/12/04                                  2,900           2,899
State Street Securities Lending Quality Trust
   (N)                                             27,776,944          27,777
Svenska Handlesbanken, Inc.
   1.025% due 05/26/04                                  2,900           2,898
   1.070% due 07/21/04                                    200             199
Toyota Motor Credit Corp.
   0.027% due 12/20/04                           JPY    7,000              64
UBS Finance, Inc. Commercial Paper (y)
   1.030% due 06/10/04                                  2,700           2,697
United States Treasury Bill (y)
   0.854% due 05/06/04 (c) (z)                          1,400           1,400
   1.040% due 05/13/04 (z)                              2,800           2,799
   0.916% due 06/03/04 (c)(s)                              30              30
   0.930% due 06/03/04 (c)(s) (z)                         140             140
   0.944% due 06/03/04 (c)(s)                              25              25
   0.885% due 06/17/04 (c)(s) (z)                          30              30

 76  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   0.921% due 06/17/04 (c)(s)                              40              40
   0.942% due 06/17/04 (c)(s)                              20              20
   1.221% due 09/23/04 (s)                                500             498
   0.980% due 09/30/04 (s)                                 75              75
United States Treasury Note (z)
   7.875% due 11/15/04                                  2,365           2,448
Westpac Capital Corp.
   1.090% due 08/20/04                                    800             797
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $218,998)                                                       218,949
                                                                 ------------

WARRANTS - 0.00%
Consumer Discretionary - 0.0%
Travelcenters Of America, Inc. 2009 Warrants
   (AE)                                                    20              --
                                                                 ------------

Materials and Processing - 0.0%
Solutia, Inc. 2009 Warrants (AE)                          450              --
                                                                 ------------

Utilities - 0.0%
GT Group Telecom, Inc. 2010 Warrants (AE)                 450              --
                                                                 ------------

TOTAL WARRANTS
(cost $61)                                                                 --
                                                                 ------------

TOTAL INVESTMENTS - 130.0%
(identified cost $478,413)                                            480,996

OTHER ASSETS AND LIABILITIES,
NET - (30.0%)                                                        (110,966)
                                                                 ------------

NET ASSETS - 100.0%                                                   370,030
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund  77

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 12/04 (4)                                  978                  3
   expiration date 03/05 (18)                               4,380                (18)
   expiration date 06/05 (18)                               4,359                (22)
   expiration date 09/05 (18)                               4,342                (23)
   expiration date 12/05 (18)                               4,327                (24)
   expiration date 03/06 (1)                                  240                 (1)

Germany, Federal Republic 5 Year Bonds
   expiration date 06/04 (39)                               5,210                (16)

Germany, Federal Republic 10 Year Bonds
   expiration date 06/04 (2)                                  273                 (1)

United States Treasury Bonds
   expiration date 06/04 (38)                               4,070               (156)

United States Treasury 2 Year Notes
   expiration date 06/04 (50)                              10,627                (51)

United States Treasury 5 Year Notes
   expiration date 06/04 (7)                                  770                (17)

United States Treasury 10 Year Notes
   expiration date 06/04 (238)                             26,298               (831)
   expiration date 09/04 (9)                                  982                 (3)
Short Positions
10 Year Interest Rate Swap Futures
   expiration date 06/04 (2)                                  215                 11
United States Treasury Bonds
   expiration date 06/04 (1)                                  107                  8

United States Treasury 5 Year Notes
   expiration date 06/04 (21)                               2,309                 77

United States Treasury 10 Year Notes
   expiration date 06/04 (29)                               3,205                 85
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (979)
                                                                     ===============


OPTIONS WRITTEN                                      NOTIONAL            MARKET
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Euribor Futures
   Sep 2004 97.50 (EUR) Put (4)                           116,839                 --
   Dec 2004 97.00 (EUR) Put (3)                            87,629                 --

Eurodollar Futures
   Jun 2004 98.00 Put (12)                                  2,940                 --

Swap Option Three Month LIBOR
   Oct 2004 3.80 Call (1)                                  15,200                 (1)
   Oct 2004 5.97 Call (1)                                  17,910               (211)
   Oct 2004 6.00 Call (1)                                   4,200                (50)
   Oct 2004 5.97 Put (1)                                   17,910                (10)
   Oct 2004 6.00 Put (1)                                    4,200                 (3)

United States Treasury Notes
5 Year Futures
   Aug 2004 111.50 Call (3)                                 3,345                 (1)
   Aug 2004 107.50 Put (4)                                    430                 (4)

United States Treasury Notes
10 Year Futures
   May 2004 116.00 Call (5)                                   580                 --
   Aug 2004 114.00 Call (1)                                   114                 --
   Aug 2004 115.00 Call (16)                                1,840                 (5)
   Aug 2004 108.00 Put (9)                                    972                (14)
                                                                     ---------------
Total Liability for Options Written
   (premiums received $344)                                                     (299)
                                                                     ===============

FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             108      USD           130   5/10/2004                 --
EUR             657      USD           788   5/10/2004                  1
EUR              82      USD            97   6/28/2004                 (1)
EUR             102      USD           121   7/26/2004                 (1)
EUR           2,560      USD         3,031   7/26/2004                (30)
                                                           --------------

                                                                      (31)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 78  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers        1,090      BBA minus 0.52%           05/31/04                   (38)
Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Bear Stearns             760      BBA minus 0.60%           06/30/04                   (26)
Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers          920      BBA minus 0.35%           06/30/04                   (13)
Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers        1,575      BBA minus 0.59%           06/30/04                   (55)
Lehman Brothers CMBS                                            1 Month USD LIBOR-
   ERISA Eligible Index          Lehman Brothers        1,360      BBA minus 0.45%           07/31/04                   (47)
                                                                                                           ----------------
                                                                                                                       (179)
                                                                                                           ================

INTEREST RATE SWAPS
-----------------------------------------------------------------------------------------------------------------------------------
                                NOTIONAL                                                                                MARKET
       COUNTER                   AMOUNT                                                           TERMINATION           VALUE
        PARTY                      $                  FUND RECEIVES           FUND PAYS               DATE                $
---------------------  --------------------------   ------------------   --------------------   ----------------   ----------------
Barclays Bank PLC      EUR                    600   4.000%               Six Month LIBOR            06/17/10                     (3)
Goldman Sachs          EUR                  2,000   4.000%               Six Month LIBOR            06/17/08                     22
Goldman Sachs          EUR                  7,650   4.000%               Six Month LIBOR            06/17/10                    (40)
Merrill Lynch          EUR                  1,400   4.000%               Six Month LIBOR            03/15/07                     23
Merrill Lynch          EUR                  1,350   4.000%               Six Month LIBOR            06/17/10                     (7)
                                                                                                                   ----------------

Total Market Value of Interest Rate Swaps premiums paid
   (received) - $150                                                                                                             (5)
                                                                                                                   ================

  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund  79

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 83.6%
Argentina - 0.2%
Central Costanera SA Class T                          437,100             647
IRSA Inversiones y Representaciones SA                390,246             322
                                                                 ------------
                                                                          969
                                                                 ------------

Bermuda - 0.1%
Credicorp, Ltd. (z)                                    21,700             278
                                                                 ------------

Brazil - 2.3%
Banco Bradesco SA - ADR (z)                             1,750              71
Banco do Brasil SA                                    100,000             650
Brasil Telecom Participacoes SA                    12,803,504              71
Brasil Telecom Participacoes SA - ADR                  19,500             605
Centrais Eletricas Brasileiras SA                  69,313,200             717
Cia de Concessoes Rodoviarias (AE)                     48,200             412
Cia de Saneamento Basico do Estado de Sao Paulo    15,889,900             724
Cia Siderurgica Nacional SA                        37,709,700           1,789
Cia Vale do Rio Doce                                    8,400             379
Cia Vale do Rio Doce - ADR (z)                         18,910             860
Gerdau SA - ADR (z)                                    54,600           1,148
Investimentos Itau SA Rights (AE)                       4,377              --
Petroleo Brasileiro SA                                 32,700             940
Petroleo Brasileiro SA - ADR                           39,760           1,149
Souza Cruz SA                                          92,100             799
Tele Norte Leste Participacoes SA                  44,946,000             489
Votorantim Celulose e Papel SA - ADR                   12,600             396
                                                                 ------------
                                                                       11,199
                                                                 ------------
Canada - 0.2%
PetroKazakhstan, Inc. Class A (z)                      30,100             807
                                                                 ------------

Cayman Islands - 0.0%
Morgan Stanley Capital Cayman Islands, Ltd. (AE)      144,261              68
                                                                 ------------
Chile - 0.3%
Coca-Cola Embonor SA - ADR                            109,300             585
Distribucion y Servicio D&S SA - ADR                   19,800             301
Embotelladora Andina SA Class B - ADR                  54,400             628
                                                                 ------------
                                                                        1,514
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

China - 2.9%
Aluminum Corp. of China, Ltd. Class H                 630,000             370
Byd Co., Ltd. Class H                                 118,000             352
China Petroleum & Chemical Corp. Class H           10,654,000           3,688
China Shipping Development Co., Ltd. Class H          414,000             240
China Telecom Corp., Ltd. Class H                   1,626,900             485
China Travel International Investment Hong Kong,
   Ltd. (AE)                                          502,000              95
Datang International Power Gen. Co., Ltd. Class
   H                                                  114,000              89
Fujian Zijin Mining Industriesustry Co., Ltd.
   Class H                                            340,000             111
Guangshen Railway Co., Ltd. Class H                   656,000             187
Huadian Power International Co. Class H             2,886,000             823
Huaneng Power International, Inc. Class H             128,000             120
Jiangsu Express Class H                             1,880,100             862
Jiangxi Copper Co., Ltd. Class H                      280,000             109
Lenovo Group, Ltd.                                  3,142,000             967
PetroChina Co., Ltd. Class H                        2,882,000           1,256
Shanghai Forte Land Co. Class H (AE)                1,586,000             352
Sinopec Shanghai Petrochemical Co., Ltd. Class H    2,299,000             774
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H      628,000             114
Sinotrans, Ltd. Class H                             2,234,000             766
Travelsky Technology, Ltd. Class H                    688,700             472
Yanzhou Coal Mining Co., Ltd. Class H               1,518,000           1,430
Zhejiang Expressway Co., Ltd. Class H                 824,000             515
                                                                 ------------
                                                                       14,177
                                                                 ------------

Colombia - 0.1%
Cementos Argos SA                                      26,400             181
Inversiones Nacionales de Chocolates SA                54,121             138
                                                                 ------------
                                                                          319
                                                                 ------------

Croatia - 0.2%
Pliva DD - GDR                                         69,500           1,122
                                                                 ------------

 80  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Czech Republic - 0.6%
Cesky Telecom AS                                       97,950           1,250
Komercni Banka AS                                       7,238             797
Philip Morris CR                                        1,108             714
                                                                 ------------
                                                                        2,761
                                                                 ------------

Ecuador - 0.4%
La Cemento Nacional Ecuador - GDR                      72,000           1,576
La Cemento Nacional Ecuador - GDR                      10,500             227
                                                                 ------------
                                                                        1,803
                                                                 ------------

Egypt - 0.6%
MobiNil-Egyptian Mobile Services Class V               74,574           1,054
Orascom Construction Industries                       105,114           1,628
                                                                 ------------
                                                                        2,682
                                                                 ------------

Greece - 0.1%
Attica Enterprise Holding SA                          123,600             539
                                                                 ------------
Hong Kong - 2.2%
China Insurance International Holdings Co., Ltd.      712,000             342
China Merchants Holdings International Co., Ltd.    1,350,000           1,592
China Mobile Hong Kong, Ltd.                        1,256,000           3,309
China Overseas Land & Investment, Ltd.              1,830,000             305
China Resources Enterprise                            528,000             613
China Resources Power Holdings Co. (AE)             1,014,000             543
Citic Pacific, Ltd. (AE)                              401,000             972
CNOOC, Ltd.                                         3,115,000           1,118
COSCO Pacific, Ltd.                                   656,000             828
Panva Gas Holdings, Ltd. (AE)                         957,000             426
Shanghai Industrial Holdings, Ltd.                    196,000             367
Texwinca Holdings, Ltd.                               699,300             524
                                                                 ------------
                                                                       10,939
                                                                 ------------

Hungary - 1.5%
Gedeon Richter Rt                                       3,780             385
Matav Magyar Tavkozlesi Rt                            141,073             590
Matav Magyar Tavkozlesi Rt - ADR (z)                   22,600             466
Mol Magyar Olaj- es Gazipari Rt                       115,480           4,362

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mol Magyar Olaj- es Gazipari Rt. Class R - GDR         30,900           1,149
OTP Bank Rt                                            21,294             397
                                                                 ------------
                                                                        7,349
                                                                 ------------

India - 4.1%
Bajaj Auto, Ltd. - GDR                                 33,393             710
Dr Reddy's Laboratories, Ltd. - ADR (z)                34,800             682
GAIL India, Ltd. - GDR                                 78,571           2,176
Genesis India Investment Co.                          372,219           6,998
Grasim Industries, Ltd. - GDR                           5,300             147
Gujarat Ambuja Cements, Ltd. - GDR                     67,039             483
HDFC Bank, Ltd. - ADR                                  44,300           1,285
Hindalco Industries, Ltd. - GDR                        24,249             618
ICICI Bank, Ltd. - ADR (z)                            200,000           3,100
InfoSystem Technologies, Ltd. - ADR (z)                 9,200             745
ITC, Ltd. - GDR                                        35,584             861
Reliance Industries, Ltd. - GDR                        83,235           2,122
                                                                 ------------
                                                                       19,927
                                                                 ------------

Indonesia - 3.3%
Astra International Tbk PT                          3,464,000           2,247
Bank Central Asia Tbk PT                            3,375,000           1,498
Bank Mandiri Persero Tbk PT                         8,445,776           1,394
Bank Rakyat Indonesia (AE)                          7,656,160           1,503
Indonesian Satellite Corp. Tbk PT                   2,398,500           1,085
Ramayana Lestari Sentosa Tbk PT                     1,309,500             797
Telekomunikasi Indonesia Tbk PT                     8,088,295           7,412
                                                                 ------------
                                                                       15,936
                                                                 ------------

Israel - 2.5%
Bank Hapoalim, Ltd.                                 1,069,200           2,759
Bank Leumi Le-Israel                                  603,000           1,101
Bezeq Israeli Telecommunication Corp., Ltd.           118,061             124
Check Point Software Technologies (AE) (z)             94,549           2,215
Koor Industries, Ltd.                                   6,900             271
Lipman Electronic Engineering, Ltd. (AE)                8,400             374
Makhteshim-Agan Industries, Ltd. Class S              147,900             598
Nice Systems, Ltd. - ADR (AE)                          15,700             364
Orbotech, Ltd.                                         38,675             817

                                                       Emerging Markets Fund  81

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Partner Communications - ADR (AE)                      87,930             666
Teva Pharmaceutical Industries, Ltd. - ADR (z)         44,900           2,764
                                                                 ------------
                                                                       12,053
                                                                 ------------

Luxembourg - 1.0%
F&C Emerging Markets, Ltd. - Taiwan Investment
   Co.                                                 79,100             814
F&C Industriesian Investment Co. SICAV                287,050           1,966
Quilmes Industrial SA                                 392,600             373
Quilmes Industrial SA - ADR                            33,710             615
Tenaris SA                                            334,131           1,024
Tenaris SA - ADR (z)                                   10,500             315
                                                                 ------------
                                                                        5,107
                                                                 ------------

Malaysia - 3.4%
Astro All Asia Networks PLC (AE)                      307,200             420
Berjaya Sports Toto BHD                               495,500             571
British American Tobacco Malaysia BHD                  49,300             623
CIMB BHD                                              315,200             460
Gamuda BHD                                            728,500           1,074
Genting BHD                                           153,000             664
Hong Leong Bank BHD                                   331,800             445
IJM Corp. BHD                                         308,000             379
Magnum Corp. BHD                                    1,816,900           1,387
Malakoff BHD                                        1,013,000           1,493
Malayan Banking BHD                                   592,000           1,636
Malaysian Industrial Development (AE)                 912,400             286
MK Land Holdings BHD                                1,124,700             829
Multi-Purpose Holdings BHD                            598,100             200
OYL Industries BHD                                     76,300             723
Public Bank Berhad (AE)                             1,203,825           1,083
Public Bank BHD                                     1,131,562             890
Resorts World BHD                                     247,700             652
Sime Darby BHD                                        250,700             356
SP Setia BHD                                          368,666             413
Symphony House BHD                                    416,400             179
TAN Chong Motor Holdings BHD                          908,000             315
Tanjong PLC                                           233,800             751
Telekom Malaysia BHD                                  154,000             383
UMW Holdings BHD                                      354,000             540
                                                                 ------------
                                                                       16,752
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Mexico - 6.8%
Alfa SA de CV Class A                                 163,900             531
America Movil SA de CV Class L - ADR                  161,520           5,460
America Movil SA de CV Series L                       165,800             280
Cemex SA de CV                                      1,224,550           7,114
Cemex SA de CV - ADR (z)                               65,949           1,942
Consorico ARA SA de CV (AE)                            95,400             259
Controladora Co.mercial Mexicana SA de CV             462,200             510
Corp Durango SA de CV - ADR (AE)                       15,050              35
Corp GEO SA de CV Series B (AE)                        92,400             529
Empresas ICA Sociedad Controladora SA de CV           981,700             310
Fomento Economico Mexicano SA de CV - ADR (z)          41,700           1,823
Grupo Aeroportuario del Sureste SA de CV - ADR         21,350             417
Grupo Carso SA de CV Series 1 (AE)                     31,212             114
Grupo Financiero Banorte SA de CV Class O             933,103           3,311
Grupo Modelo SA Series C                              385,400             963
Grupo Televisa SA - ADR                                28,758           1,254
Telefonos de Mexico SA de CV - ADR                    141,114           4,818
Telefonos de Mexico SA de CV Series L                 552,000             940
TV Azteca SA de CV - ADR (z)                           20,400             187
Wal-Mart de Mexico SA de CV Series V                  804,371           2,340
                                                                 ------------
                                                                       33,137
                                                                 ------------

Pakistan - 1.2%
Engro Chemicals Pakistan                              605,500           1,043
Fauji Fertilizer Co., Ltd.                            514,439           1,139
HUB Power Co.                                       1,220,092             743
ICI Pakistan (AE)                                     103,000             148
Muslim Commercial Bank                              1,073,839           1,047
Pakistan State Oil Co., Ltd.                           17,000              80
Pakistan Telecommunication Co., Ltd.                  898,069             693
SUI Northern Gas Pipeline                             692,580             830
                                                                 ------------
                                                                        5,723
                                                                 ------------

Peru - 0.1%
Cia de Minas Buenaventura SA - ADR (z)                 22,300             483
                                                                 ------------

 82  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Philippines - 0.4%
Ayala Land, Inc.                                      526,000              53
Bank of the Philippine Islands                        406,700             352
Metropolitan Bank & Trust                             289,350             129
Philippine Long Distance Telephone (AE)                64,200           1,237
SM Prime Holdings                                   1,500,000             166
                                                                 ------------
                                                                        1,937
                                                                 ------------
Poland - 0.2%
KGHM Polska Miedz SA                                   72,077             500
Telekomunikacja Polska SA                              56,200             228
Telekomunikacja Polska SA - GDR                        31,300             126
                                                                 ------------
                                                                          854
                                                                 ------------

Russia - 3.8%
Gazprom - ADR                                          32,416           1,002
LUKOIL - ADR                                           60,759           6,624
MMC Norilsk Nickel - ADR (z)                           19,751           1,171
Mobile TeleSystems - ADR                               25,726           2,777
OAO Gazprom - ADR (z)                                  37,796           1,168
Rostelecom - ADR (z)                                    8,200             105
Surgutneftegaz - ADR (z)                               46,722           1,518
Tatneft - ADR                                           4,300             112
Vimpel-Communications - ADR (AE)(z)                    17,600           1,580
YUKOS - ADR (z)                                        55,815           2,484
                                                                 ------------
                                                                       18,541
                                                                 ------------

South Africa - 7.0%
ABSA Group, Ltd.                                      618,587           3,969
Aeci, Ltd.                                            236,900           1,213
African Bank Investments, Ltd.                        468,000             710
Alexander Forbes, Ltd.                                300,000             432
AngloGold Ashanti, Ltd.                                 8,883             281
Anglogold, Ltd. - ADR (z)                              41,934           1,318
AVI, Ltd.                                             310,000             812
Barloworld, Ltd.                                      166,885           1,666
BidBEE, Ltd. (AE)                                       2,124              12
Bidvest Group, Ltd.                                    27,182             211
FirstRand, Ltd.                                       986,673           1,355
Gold Fields, Ltd.                                      51,546             518
Harmony Gold Mining Co., Ltd.                          22,243             245
Impala Platinum Holdings, Ltd.                         19,651           1,331
Imperial Holdings, Ltd.                                79,640             752
Investec, Ltd.                                         19,800             348
MTN Group, Ltd.                                       433,111           1,803
Murray & Roberts Holdings, Ltd.                       330,000             614
Nampak, Ltd.                                           59,373             121

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Naspers, Ltd. Class N                                 383,486           2,579
Pick'n Pay Stores, Ltd.                               154,959             395
Sanlam, Ltd.                                        2,350,040           2,945
Sappi, Ltd.                                            96,392           1,294
Sasol, Ltd.                                           160,219           2,393
Standard Bank Group, Ltd.                             543,139           3,118
Telkom SA, Ltd.                                       264,555           2,857
Tiger Brands, Ltd.                                      8,684             107
VenFin, Ltd.                                          182,500             561
                                                                 ------------
                                                                       33,960
                                                                 ------------

South Korea - 17.4%
Amorepacific Corp.                                      6,970           1,114
Asiana Airlines (AE)                                  209,704             482
Cheil Industries, Inc.                                 47,540             691
Daeduck Electronics Co.                                74,212             756
Daelim Industrial Co.                                  34,000           1,263
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd. (AE)                                           11,090             113
Hana Bank                                               4,260              92
Hankook Tire Co., Ltd.                                 82,267             667
Hanwha Chem Corp.                                     208,900           1,408
Hite Brewery Co., Ltd.                                  8,410             616
Hyosung Corp.                                          13,930             119
Hyundai Department Store Co., Ltd.                      4,210             114
Hyundai Heavy Industries                                7,510             174
Hyundai Mobis                                          65,570           2,816
Hyundai Motor Co.                                     142,944           5,452
Industrial Bank Of Korea                               88,000             608
Industrial Bank Of Korea - GDR                        118,540             859
INI Steel Co.                                          96,300             936
Kangwon Land, Inc.                                      2,697              31
Kia Motors Corp.                                       46,190             429
Kookmin Bank                                          161,937           6,046
Kookmin Bank - ADR                                      3,500             130
Korea Electric Power Corp.                             64,530           1,056
Korean Air Co., Ltd.                                   29,930             408
KT Corp.                                               35,940           1,253
KT Corp. - ADR (z)                                     19,700             364
KT Freetel                                             35,000             568
KT&G Corp.                                             88,550           2,249
KT&G Corp. - GDR                                       33,800             429
Kumgang Korea Chemical Co., Ltd.                        6,640             679
LG Cable & Machinery, Ltd. (AE)                         7,880             112
LG Chem, Ltd.                                          31,440           1,270
LG Electronics, Inc.                                   47,210           2,865
LG Engineering & Construction Corp.                    89,570           1,523
LG Home Shopping, Inc.                                  5,260             220

                                                       Emerging Markets Fund  83

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LG International Corp.                                 46,210             354
Lotte Chilsung Beverage Co., Ltd.                       1,090             643
Lotte Confectionery Co., Ltd.                           1,200             533
NCSoft Corp.                                            5,084             364
Nong Shim Co., Ltd.                                     5,320           1,022
Plenus, Inc.                                           26,400             355
POSCO                                                  40,321           4,931
POSCO - ADR                                            11,000             338
Pusan Bank                                             72,470             422
S1 Corp.                                               45,781           1,112
Samsung Corp.                                          21,550             257
Samsung Electro-Mechanics Co., Ltd.                    23,180             873
Samsung Electronics - GDR                               2,300             541
Samsung Electronics Co., Ltd.                          45,635          21,664
Samsung Electronics Co., Ltd. - GDR                    10,059           1,398
Samsung Fire & Marine Insurance Co., Ltd.              29,070           1,932
Samsung Heavy Industries Co., Ltd.                     25,670             114
Samsung SDI Co., Ltd.                                   6,450             825
Shinhan Financial Group Co., Ltd.                     207,200           3,611
Shinsegae Co., Ltd.                                     2,120             479
SK Corp.                                               14,540             610
SK Telecom Co., Ltd.                                   17,510           2,985
SK Telecom Co., Ltd. - ADR (z)                         11,400             230
S-Oil Corp. Class N (AE)                               28,390           1,132
Tae Young Corp.                                        11,339             376
                                                                 ------------
                                                                       85,013
                                                                 ------------

Switzerland - 0.1%
Compagnie Financiere Richemont AG - ADR               223,300             569
                                                                 ------------

Taiwan - 10.3%
Acer, Inc.                                            564,468             798
Advantech Co., Ltd.                                   222,315             468
Asustek Computer, Inc.                                380,000             812
AU Optronics Corp.                                    124,000             254
Basso Industry Corp. (AE)                             206,000             409
Catcher Technology Co., Ltd. (AE)                     101,000             423
Cathay Financial Holding Co., Ltd.                    660,140           1,172
Cheng Shin Rubber Industry Co., Ltd.                  350,000             408
China Motor Corp., Ltd.                               416,000             657
China Steel Corp.                                   1,388,000           1,237
China Steel Corp. - GDR                                55,900             984
China Steel Corp. - GDR                                52,300             920
Chinatrust Financial Holding Co.                    1,661,770           1,786
Chunghwa Picture Tubes, Ltd.                          168,000             108
Chunghwa Telecom Co., Ltd.                          1,179,000           1,898
CMC Magnetics Corp.                                   123,000             102

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Compal Electronics, Inc.                            4,361,150           4,909
Compal Electronics, Inc. - GDR                         29,133             166
Elitegroup Computer Systems                            82,000              60
Eva Airways Corp. (AE)                                688,687             281
Evergreen Marine Corp.                                550,200             422
Far Eastern Department Stores Co., Ltd.               311,000             140
Far Eastern Textile Co., Ltd.                       2,416,250           1,454
Faraday Technology Corp.                              202,062             462
First Financial Holding Co., Ltd. (AE)                969,000             709
Formosa Plastics Corp.                                849,667           1,215
Fubon Financial Holding Co., Ltd.                     922,000             880
Gigabyte Technology Co., Ltd.                       1,031,600           1,894
HON HAI Precision Industry                            892,103           3,517
Lite-On Technology Corp.                              106,000             112
MediaTek, Inc.                                         21,000             200
Mega Financial Holding Co., Ltd.                    1,412,240             948
Nan Ya Plastics Corp.                               1,497,020           2,010
Phoenixtec Power Co., Ltd.                            653,079             694
Polaris Securities Co., Ltd.                          615,000             344
POU Chen Corp.                                        143,000             136
Premier Image Technology Corp.                        352,000             562
President Chain Store Corp.                           162,000             288
Quanta Computer, Inc.                                 474,800           1,000
Ritek Corp.                                         1,885,000           1,197
Sunplus Technology Co., Ltd.                          359,000             713
Taishin Financial Holdings Co., Ltd.                  839,000             735
Taiwan Cellular Corp.                               1,918,520           1,761
Taiwan Semiconductor Manufacturing Co., Ltd.
   (AE)                                             4,258,384           7,371
Teco Electric and Machinery Co., Ltd.               1,123,000             419
Uni-President Enterprises Co.                         273,000             119
United Microelectronics Corp.                       2,013,134           1,806
Vanguard International Semiconductor Corp. (AE)       348,000             158
Via Technologies, Inc.                                342,000             389
Yageo Corp.                                         1,007,000             549
Yuanta Core Pacific Securities Co.                    329,088             223
Yulon Motor Co.                                       135,000             155
                                                                 ------------
                                                                       50,434
                                                                 ------------

Thailand - 4.0%
Advanced Info Service PCL                             384,700             846
Airports of Thailand PCL (AE)                         717,100             865
Bangkok Bank PCL                                      594,600           1,456
Bangkok Bank PCL                                      179,300             423
Bank of Ayudhya                                     1,677,000             486
Bank of Ayudhya (Alien Market)                        223,400              66

 84  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BEC World PCL                                         902,300             415
Charoen Pokphand Foods PCL                          3,243,700             298
CP Seven Eleven PCL                                   190,200             269
Delta Electronics Thai PCL                            487,848             314
Hana Microelectronics PCL                             308,930           1,050
Kasikornbank PCL                                      231,000             280
Kasikornbank PCL                                      924,600           1,121
Kiatnakin Finance PCL                                 339,000             333
Kiatnakin Finance PCL                                  11,600              11
Land and Houses PCL                                   885,000             248
National Petrochemical PCL                            517,000           1,118
PTT Exploration & Production PCL                      283,200           1,911
PTT PCL                                               648,200           2,365
Shin Corp. PCL                                      1,977,400           1,705
Siam Cement PCL                                       374,696           2,044
Siam City Cement PCL                                   33,300             178
Siam Commercial Bank PCL                              644,700             745
Siam Commercial Bank PCL                              296,000             342
Thai Airways International PCL                        446,700             636
                                                                 ------------
                                                                       19,525
                                                                 ------------
Turkey - 2.9%
Akbank TAS                                        527,168,432           2,449
Anadolu Efes Biracilik Ve Malt Sanayii AS          82,039,970           1,149
Dogan Sirketler Grubu Holdings                    292,006,304             539
Dogan Yayin Holding (AE)                          119,905,264             399
Ford Otomotiv Sanayi AS                           244,000,000           1,923
Haci Omer Sabanci Holding AS                      284,345,408             926
Haci Omer Sabanci Holding AS (AE)                  42,565,120             133
Hurriyet Gazeteci                                 183,798,304             521
Migros Turk TAS                                   133,065,000             665
Tupras Turkiye Petrol Rafine                       91,685,000             581
Turkcell Iletisim Hizmet AS                       190,276,784           2,062
Turkcell Iletisim Hizmet AS - ADR (z)                   2,400              68
Turkiye Garanti Bankasi AS                        259,501,504             794
Turkiye IS Bankasi                                443,280,288           1,583
Yapi ve Kredi Bankasi                             106,176,816             226
                                                                 ------------
                                                                       14,018
                                                                 ------------

United Kingdom - 3.1%
Anglo American PLC (AE)                               437,311           8,697
Antofagasta PLC                                       109,836           1,834

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Genesis Smaller Companies Fund (AE)                   153,484           4,345
Old Mutual PLC                                         62,832             107
Old Mutual PLC                                          2,300               4
SABMiller PLC                                          24,900             268
                                                                 ------------
                                                                       15,255
                                                                 ------------

United States - 0.3%
Associates Corp. of North America (AE)              1,870,000             415
Utstarcom, Inc. (AE)(z)                                50,300           1,325
                                                                 ------------
                                                                        1,740
                                                                 ------------

Venezuela - 0.0%
Siderurgica Venezolana Sivensa SACA                 1,306,495              12
                                                                 ------------

Zimbabwe - 0.0%
Delta Corp., Ltd.                                   1,051,425              40
OK Zimbabwe                                         5,965,491              18
                                                                 ------------
                                                                           58
                                                                 ------------

TOTAL COMMON STOCKS
(cost $318,351)                                                       407,560
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.6%
(Number of Contracts)
Brazil - 0.0%
Bovespa Index Futures
   June 2004 23,022.15 (BRL) Call (145)                 3,406              44
                                                                 ------------

South Korea - 0.6%
Kospi 200 Index
   June 2004 100.2575 (KRW) Call (203)                  8,673           2,396
Kospi 200 Index
   June 2004 100.4275 (KRW) Call (50)                   2,140             591
                                                                 ------------
                                                                        2,987
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $3,038)                                                           3,031
                                                                 ------------


                                                       Emerging Markets Fund  85

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

PREFERRED STOCKS - 7.7%
Brazil - 7.1%
Banco Bradesco SA                                      37,038           1,502
Banco Itau Holding Financeira SA                   21,254,665           1,684
Brasil Telecom Participacoes SA                    23,832,700             147
Braskem SA                                         18,024,500             359
Caemi Mineracao e Metalurgica SA                      374,300             136
Centrais Eletricas Brasileiras SA                  43,866,000             489
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar - ADR (z)                                    38,900             692
Cia de Bebidas das Americas                        15,225,806           2,835
Cia de Bebidas das Americas - ADR (z)                  52,200             979
Cia de Tecidos do Norte de Minas - Co.teminas       6,342,040             453
Cia Energetica de Minas Gerais                    120,153,624           1,839
Cia Paranaense de Energia                          89,280,000             304
Cia Siderurgica de Tubarao                          7,700,000             221
Cia Suzano de Papel e Celulose                        358,416           1,585
Cia Vale do Rio Doce                                   20,676             816
Cia Vale do Rio Doce - ADR (z)                         39,700           1,552
Empresa Brasileira de Aeronautica SA                  103,300             650
Empresa Brasileira de Aeronautica SA - ADR (z)          7,500             194
Gerdau SA                                             113,096           1,193
Investimentos Itau SA                                 238,200             231
Klabin SA (AE)                                        542,400             675
NET Servicos de Comunicacao SA (AE)                 1,507,800             374
Petroleo Brasileiro SA                                188,470           4,700
Petroleo Brasileiro SA - ADR (z)                       78,300           1,948
Sadia SA                                              170,000             233
Tele Norte Leste Participacoes SA                  99,878,416           1,182
Tele Norte Leste Participacoes SA - ADR (z)            38,900             461
Telecomunicacoes Brasileiras SA - ADR                  28,729             822
Telemig Celular Participacoes SA - ADR (z)              4,700             144
Telesp Celular Participacoes SA                   296,038,432             843
Telesp Celular Participacoes SA - ADR (z)              85,900             612
Uniao de Bancos Brasileiros SA                      4,458,600             170
Uniao de Bancos Brasileiros SA - GDR (z)               91,400           1,791

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Usinas Siderurgicas de Minas Gerais SA                110,900           1,094
Votorantim Celulose e Papel SA                     25,087,000           1,570
                                                                 ------------
                                                                       34,480
                                                                 ------------

South Korea - 0.6%
Hyundai Motor Co.                                      39,870             756
Samsung Electronics Co., Ltd.                           8,270           2,284
                                                                 ------------
                                                                        3,040
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $33,792)                                                         37,520
                                                                 ------------

SHORT-TERM INVESTMENTS - 10.5%

United States - 10.5%
Frank Russell Investment Company Money Market
   Fund                                            33,676,000          33,676
Frank Russell Investment Company Money Market
   Fund (N)                                         7,481,118           7,481
State Street Securities Lending Quality Trust
   (N)                                              8,055,319           8,055
United States Treasury Bill (y)(s)
   0.930% due 06/10/04                                  2,000           1,998
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $51,210)                                                         51,210
                                                                 ------------

WARRANTS - 0.0%
South Africa - 0.0%
Bidvest Group, Ltd. 2006 Warrants (AE)                    849               1
Multi-Purpose Holdings BHD 2009 Warrants (AE)          65,320              11
                                                                 ------------

TOTAL WARRANTS
(cost $2)                                                                  12
                                                                 ------------

TOTAL INVESTMENTS - 102.4%
(identified cost $406,393)                                            499,333

OTHER ASSETS AND LIABILITIES,
NET - (2.4%)                                                          (11,950)
                                                                 ------------

NET ASSETS - 100.0%                                                   487,383
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 86  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
               FUTURES CONTRACTS                      AMOUNT         (DEPRECIATION)
             (NUMBER OF CONTRACTS)                       $                  $
------------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 05/04 (51)                               3,859                (69)

JSE-40 Index (South Africa)
   expiration date 06/04 (241)                              3,308               (112)

JSE-40 Index (South Africa)
   expiration date 03/05 (260)                              3,683               (165)
SIMEX Index (Taiwan)
   expiration date 05/04 (264)                              6,766               (799)
                                                                     ---------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,145)
                                                                     ===============

                                                     NOTIONAL           MARKET
OPTIONS WRITTEN                                       AMOUNT             VALUE
(NUMBER OF CONTRACTS)                                    $                 $
-----------------------------------------------------------------------------------
Brazil - 0.0%
Bovespa Index Futures
   Jun 2004 23,022.15 (BRL) Put (145)                       3,406              (521)

South Korea - 0.6%
Kospi 200 Index Futures
   June 2004 100.28 (KRW) Put (203)                         8,674            (1,337)
Kospi 200 Index Futures
   June 2004 100.43 (KRW) Put (50)                          2,140              (333)
                                                                    ---------------

Total Liability for Options Written (premiums
   received $1,126)                                                          (2,191)
                                                                    ===============

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  87

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              10      BRL            30    05/03/04                 --
USD              10      BRL            30    05/03/04                 --
USD              36      BRL           108    05/03/04                 --
USD             130      BRL           380    05/04/04                 --
USD              45      BRL           131    05/04/04                 --
USD              19      BRL            56    05/04/04                 --
USD              11      BRL            32    05/04/04                 --
USD           1,012      BRL         3,000    06/16/04                (12)
USD             668      BRL         2,000    06/16/04                 (1)
USD           1,364      BRL         4,100    06/16/04                  2
USD           1,297      BRL         3,900    06/16/04                  3
USD              30      HKD           236    05/03/04                 --
USD              50      HKD           389    05/04/04                 --
USD              40      HKD           316    05/04/04                 --
USD              85      IDR       739,913    05/05/04                 (1)
USD             138      KRW       158,689    04/28/04                 (3)
USD             384      KRW       443,063    05/05/04                 (6)
USD           2,591      KRW     3,000,000    06/16/04                (44)
USD             429      KRW       500,000    06/16/04                 (5)
USD           1,256      KRW     1,500,000    06/16/04                 (2)
USD              84      KRW       100,000    06/16/04                  1
USD           7,065      KRW     8,400,000    06/16/04                 65
USD               6      THB           255    05/04/04                 --
USD              32      THB         1,267    05/04/04                 --
USD              80      THB         3,214    05/06/04                 --
USD             120      THB         4,792    05/07/04                 --
USD             190      THB         7,589    05/07/04                 --
USD             331      ZAR         2,304    05/04/04                 (2)
USD              --      ZAR             3    05/04/04                 --
USD              97      ZAR           663    05/05/04                 (2)
USD              39      ZAR           267    05/05/04                 (1)
USD              72      ZAR           502    05/06/04                 --
USD              88      ZAR           613    05/06/04                 (1)
USD             158      ZAR         1,092    05/06/04                 (2)
USD           3,510      ZAR        24,000    06/17/04               (104)
USD           1,478      ZAR        10,000    06/17/04                (58)
USD           1,176      ZAR         8,000    06/17/04                (40)
BRL               9      USD             3    05/03/04                 --
BRL              31      USD            11    05/04/04                 --
HUF          45,895      USD           218    05/05/04                 (2)
MXN             201      USD            17    05/03/04                 --
MYR             700      USD           184    05/05/04                 --
MYR              70      USD            18    05/06/04                 --
PHP             552      USD            10    05/03/04                 --
THB           5,829      USD           145    05/06/04                 --

                   FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
THB           1,428      USD            36    05/07/04                 --
ZAR           2,000      USD           294    06/17/04                 10
                                                           --------------

                                                                     (205)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 88  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
INDUSTRY DIVERSIFICATION                                NET               VALUE
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Auto and Transportation                                       4.9             24,080
Consumer Discretionary                                        4.2             20,304
Consumer Staples                                              4.4             21,613
Financial Services                                           15.9             77,860
Health Care                                                   1.0              4,953
Integrated Oils                                               4.5             21,877
Materials and Processing                                     15.6             76,109
Miscellaneous                                                 2.3             11,393
Options                                                       0.6              3,031
Other Energy                                                  5.6             27,134
Producer Durables                                             7.4             36,233
Technology                                                    8.7             42,418
Utilities                                                    13.7             66,995
Short-Term Investments                                       13.4             65,333
                                                  ---------------    ---------------
Total Investments                                           102.4            499,333
Other Assets and Liabilities, net                            (2.4)           (11,950)
                                                  ---------------    ---------------

Net Assets                                                  100.0            487,383
                                                  ===============    ===============

                                                       % OF              MARKET
GEOGRAPHIC DIVERSIFICATION                              NET               VALUE
(UNAUDITED)                                           ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        7.0             34,020
Asia                                                         48.5            236,420
Europe                                                        9.9             48,080
Latin America                                                17.2             83,912
Middle East                                                   3.0             14,734
United Kingdom                                                2.2             10,910
Options                                                       0.6              3,031
Other                                                         0.6              2,893
Short-Term Investments                                       13.4             65,333
                                                  ---------------    ---------------
Total Investments                                           102.4            499,333
Other Assets and Liabilities, net                            (2.4)           (11,950)
                                                  ---------------    ---------------

Net Assets                                                  100.0            487,383
                                                  ===============    ===============

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  89

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 97.2%
Apartment - 17.0%
Affordable Residential Communities (AE)(o)(z)          81,500           1,386
Apartment Investment & Management Co. Class A
   (o)                                                148,000           4,169
Archstone-Smith Trust (o)                           1,253,407          34,381
AvalonBay Communities, Inc. (o)                       622,500          30,895
BRE Properties Class A (o)                            258,300           8,188
Camden Property Trust (o)(z)                          194,400           8,227
Equity Residential (o)                              1,791,400          49,192
Essex Property Trust, Inc. (o)                        129,800           7,911
Pennsylvania Real Estate Investment Trust (o)(z)      266,521           8,622
Summit Properties, Inc. (o)                           296,000           6,698
Sun Communities, Inc. (o)                              72,100           2,520
United Dominion Realty Trust, Inc. (o)                384,500           6,902
                                                                 ------------
                                                                      169,091
                                                                 ------------

Health Care - 3.6%
Health Care Property Investors, Inc. (o)               46,300           1,107
Health Care REIT, Inc. (o)                             83,800           2,677
Healthcare Realty Trust, Inc. (o)                     151,500           5,431
LTC Properties, Inc. (o)(z)                           135,000           2,101
National Health Investors, Inc. (o)(z)                160,300           3,842
Omega Healthcare Investors, Inc. (o)(z)               201,900           1,868
Senior Housing Properties Trust (o)(z)                530,400           7,929
Ventas, Inc. (o)(z)                                   481,900          10,645
                                                                 ------------
                                                                       35,600
                                                                 ------------
Hotels/Leisure - 8.8%
Fairmont Hotels & Resorts, Inc.                       113,900           2,813
Hilton Hotels Corp.                                 1,500,100          26,237
Hospitality Properties Trust (o)                       55,000           2,149
Host Marriott Corp. (o)                             2,186,000          26,013
La Quinta Corp. (z)                                   390,600           2,808
LaSalle Hotel Properties (o)                          108,300           2,383
Starwood Hotels & Resorts Worldwide, Inc.             633,583          25,210
                                                                 ------------
                                                                       87,613
                                                                 ------------
Leasing - 0.7%
Glenborough Realty Trust, Inc. (o)                    180,200           3,386
iStar Financial, Inc. (o)                              99,000           3,518
                                                                 ------------
                                                                        6,904
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Office/Industrial - 33.4%
Alexandria Real Estate Equities, Inc. (o)              97,000           5,512
AMB Property Corp. (o)                                247,000           7,484
American Financial Realty Trust (o)                   179,600           2,658
Arden Realty, Inc. (o)                                395,000          11,147
Boston Properties, Inc. (o)                           783,138          36,807
Brandywine Realty Trust (o)                            28,700             727
Brookfield Properties Co.                             824,300          22,916
CarrAmerica Realty Corp. (o)                          287,800           8,205
Catellus Development Corp. (o)                      1,229,671          26,499
Centerpoint Properties Trust (o)                      203,200          14,651
Corporate Office Properties Trust (o)(z)               80,000           1,628
Cousins Properties, Inc. (o)                           34,000             956
Crescent Real Estate Equities Co. (o)                 183,500           2,839
Duke Realty Corp. (o)                                 121,500           3,543
Equity Office Properties Trust (o)                    581,200          14,629
Highwoods Properties, Inc. (o)(z)                     464,000          10,463
Home Properties, Inc. (o)                             119,700           4,470
HRPT Properties Trust (o)                             363,653           3,473
Keystone Property Trust (o)                            36,200             736
Kilroy Realty Corp. (o)                               287,200           9,004
Liberty Property Trust (o)                            739,100          27,014
Mack-Cali Realty Corp. (o)                            662,000          24,726
Plum Creek Timber Co., Inc. (o)                       370,600          10,955
Prentiss Properties Trust (o)                         205,000           6,568
Prologis (o)                                        1,883,800          55,421
PS Business Parks, Inc. (o)                           110,200           4,182
SL Green Realty Corp. (o)                             347,000          14,158
                                                                 ------------
                                                                      331,371
                                                                 ------------

Outlet Centers - 3.5%
Chelsea Property Group, Inc. (o)                      678,200          34,588
                                                                 ------------

Regional Malls - 17.4%
CBL & Associates Properties, Inc. (o)                  41,500           2,085
General Growth Properties, Inc. (o)                 1,797,800          48,738
Macerich Co. (The) (o)                                434,200          18,180
Mills Corp. (The) (o)                                  75,700           3,073
Rouse Co. (The) (o)                                   713,400          30,890
Simon Property Group, Inc. (o)                      1,336,400          64,429
Taubman Centers, Inc. (o)(z)                          264,300           5,154
                                                                 ------------
                                                                      172,549
                                                                 ------------

 90  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Self Storage - 2.0%
Public Storage, Inc. (o)                              296,800          12,403
Shurgard Storage Centers, Inc. Class A (o)(z)         213,000           7,093
                                                                 ------------
                                                                       19,496
                                                                 ------------

Shopping Center - 10.8%
Developers Diversified Realty Corp. (o)               753,200          24,667
Federal Realty Invs Trust (o)                         383,500          14,220
Kimco Realty Corp. (o)                                167,000           7,138
Pan Pacific Retail Properties, Inc. (o)               429,500          18,868
Realty Income Corp. (o)(z)                             30,000           1,148
Regency Centers Corp. (o)                             544,800          20,653
Urstadt Biddle Properties, Inc. Class A (o)(z)         69,000             958
Vornado Realty Trust (o)                              394,900          19,923
                                                                 ------------
                                                                      107,575
                                                                 ------------

TOTAL COMMON STOCKS
(cost $763,545)                                                       964,787
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.5%
Frank Russell Investment Company Money Market
   Fund                                            27,363,000          27,363
Frank Russell Investment Company Money Market
   Fund (N)                                         8,446,775           8,447
State Street Securities Lending Quality Trust
   (N)                                              9,095,094           9,095
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $44,905)                                                         44,905
                                                                 ------------

TOTAL INVESTMENTS - 101.7%
(identified cost $808,450)                                          1,009,692

OTHER ASSETS AND LIABILITIES,
NET - (1.7)%                                                          (17,354)
                                                                 ------------

NET ASSETS - 100.0%                                                   992,338
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund  91

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 71.1%
Asset-Backed Securities - 23.3%
Alter Moneta Receivables LLC (y)
   Series 2003-1 Class NOTE
   2.563% due 03/15/11                                  2,949           2,939
AmeriCredit Automobile Receivables Trust
   Series 2002-C Class A4
   3.550% due 02/12/09                                  3,500           3,547
Amortizing Residential Collateral Trust (E)
   Series 2002-BC5 Class A
   1.420% due 07/25/32                                    762             763
Asset Backed Securities Corp. Home Equity (E)
   Series 2002-HE1 Class M1
   2.200% due 03/15/32                                  1,400           1,427
Bank One Issuance Trust
   Series 2002-A2 Class A2
   4.160% due 01/15/08                                  6,000           6,142
   Series 2002-A4 Class A4
   2.940% due 06/16/08                                  2,000           2,021
Bay View Auto Trust
   Series 2003-LJ1 Class A3
   2.430% due 07/25/08                                  1,000             999
California Infrastructure PG&E-1
   Series 1997-1 Class A7
   6.420% due 09/25/08                                  6,687           7,036
California Infrastructure SCE-1
   Series 1997-1 Class A6
   6.380% due 09/25/08                                  3,616           3,808
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  3,950           4,296
California Infrastructure SDG&E-1
   Series 1997-1 Class A6
   6.310% due 09/25/08                                    675             710
Capital Auto Receivables Asset Trust
   Series 2002-3 Class A3
   3.580% due 10/16/06                                  8,920           9,087
Series 2002-4 Class A4
   2.640% due 03/17/08                                  2,275           2,284
Capital One Auto Finance Trust
   Series 2001-B Class A4
   4.880% due 09/15/08                                  1,100           1,140
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000           1,047

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Capital One Multi-Asset Execution Trust
   Series 2003-A6 Class A6
   2.950% due 08/17/09                                  1,000           1,001
Capital One Prime Auto Receivables Trust
   Series 2003-1 Class A3
   1.970% due 04/15/07                                  2,500           2,506
Caterpillar Financial Asset Trust
   Series 2002-A Class A3
   3.150% due 02/25/08                                  1,438           1,451
Chase Manhattan Auto Owner Trust
   Series 2000-A Class A4
   6.260% due 06/15/07                                  1,824           1,840
   Series 2002-B Class A4
   4.210% due 01/15/09                                  8,600           8,826
Chemical Master Credit Card Trust 1
   Series 1996-2 Class A
   5.980% due 09/15/08                                  4,000           4,214
Chevy Chase Auto Receivables Trust
   Series 2000-1 Class A4
   7.470% due 07/15/05                                    315             319
   Series 2001-3 Class A3
   3.950% due 05/16/05                                    163             164
CIT Equipment Collateral
   Series 2003-VT1 Class A3B
   1.630% due 04/20/07                                    500             498
CIT Equipment Collateral
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                                  1,500           1,483
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                  1,000           1,054
CIT RV Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                  1,000           1,050
Citibank Credit Card Issuance Trust
   Series 2001-A6 Class A6
   5.650% due 06/16/08                                  1,500           1,590
   Series 2002-A3 Class A3
   4.400% due 05/15/07                                  4,805           4,931
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             979
   Series 2003-A5 Class A5
   2.500% due 04/07/08                                  1,700           1,697
   Series 2004-A1 Class A1
   2.550% due 01/20/09                                  2,850           2,810

 92  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc.
   Series 2003-2 Class AV1
   1.220% due 05/25/33                                  1,026           1,026
CNH Equipment Trust
   Series 2003-A Class A3B
   1.890% due 07/16/07                                  1,000             999
CNH Wholesale Master Note Trust (E)
   Series 2003-1 Class A
   1.363% due 08/15/08                                  2,000           1,999
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  3,282           3,289
Connecticut RRB Special Purpose Trust CL&P
   Series 2001-1 Class A5
   6.210% due 12/30/11                                  1,000           1,094
Daimler Chrysler Auto Trust
   Series 2001-D Class A4
   3.780% due 02/06/07                                  3,000           3,050
   Series 2002-B Class A4
   3.530% due 12/06/07                                  4,000           4,070
   Series 2003-B Class A3
   2.250% due 08/08/07                                  4,100           4,099
Discover Card Master Trust I
   Series 1996-3 Class A
   6.050% due 08/18/08                                  2,225           2,363
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-1 Class A
   1.190% due 04/15/07                                  3,000           3,002
Federal Farm Credit Bank
   12.250% due 02/01/07                                 4,492           5,187
First National Master Note Trust (E)
   Series 2003-1 Class A
   1.200% due 08/15/08                                  1,000           1,002
Fleet Credit Card Master Trust II
   Series 2000-C Class A
   7.020% due 02/15/08                                  1,211           1,288
   Series 2001-B Class A
   5.600% due 12/15/08                                  3,000           3,172
Ford Credit Auto Owner Trust
   Series 2002-A Class A4A
   4.360% due 09/15/06                                  5,100           5,223
   Series 2002-B Class A4
   4.750% due 08/15/06                                  3,500           3,606

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                  1,170           1,148
Government Trust Certificate
   8.500% due 04/01/06                                    859             917
GS Auto Loan Trust
   Series 2004-1 Class A3
   2.130% due 11/15/07                                  2,000           1,988
Honda Auto Receivables Owner Trust
   Series 2003-2 Class A4
   2.160% due 10/21/08                                  3,500           3,441
   Series 2003-3 Class A3
   2.140% due 04/23/07                                  2,500           2,500
   Series 2003-5 Class A3
   2.300% due 10/18/07                                  1,000             999
Household Automotive Trust
   Series 2002-2 Class A3
   2.850% due 03/19/07                                  2,736           2,755
Household Private Label Credit Card Master Note
   Trust I
   Series 2001-2 Class A
   4.950% due 06/16/08                                  1,000           1,010
   Series 2002-2 Class A
   1.270% due 01/18/11                                  1,000           1,001
Hyundai Auto Receivables Trust
   Series 2002-A Class A3
   2.800% due 02/15/07                                  1,000           1,008
   Series 2003-A Class A3
   2.330% due 11/15/07                                  1,500           1,496
Illinois Power Special Purpose Trust
   Series 1998-1 Class A5
   5.380% due 06/25/07                                  1,102           1,127
   Series 1998-1 Class A6
   5.540% due 06/25/09                                  2,725           2,885
MBNA Credit Card Master Note Trust
   Series 2001-A1 Class A1
   5.750% due 10/15/08                                  1,000           1,061
MBNA Master Credit Card Trust USA
   Series 1995-C Class A
   6.450% due 02/15/08                                  4,000           4,200
   Series 2000-I Class A
   6.900% due 01/15/08                                  7,157           7,595
Mellon Auto Grantor Trust
   Series 2000-2 Class A
   6.390% due 07/15/07                                    414             418
National City Auto Receivables Trust
   Series 2002-A Class A3
   4.040% due 07/15/06                                    383             386
   Series 2002-A Class A4
   4.830% due 08/15/09                                  2,000           2,062
   Series 2004-A Class A3
   2.110% due 07/15/08                                  1,500           1,488

                                                        Short Term Bond Fund  93

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Navistar Financial Corp. Owner Trust
   Series 2001-B Class A4
   4.370% due 11/17/08                                  2,500           2,543
   Series 2002-A Class A4
   4.760% due 04/15/09                                  1,000           1,027
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A3
   1.270% due 09/25/13                                  2,000           1,997
Nissan Auto Receivables Owner Trust
   Series 2001-C Class A4
   4.800% due 02/15/07                                  1,132           1,148
   Series 2003-A Class A3
   1.890% due 12/15/06                                  2,760           2,765
Nordstrom Private Label Credit Card Master Note
   Trust
   Series 2001-1A Class A
   4.820% due 04/15/10                                  3,500           3,649
Onyx Acceptance Grantor Trust
   Series 2000-D Class A4
   6.850% due 08/15/07                                  1,639           1,649
   Series 2002-D Class A4
   3.100% due 07/15/09                                  1,000           1,009
   Series 2003-B Class A3
   1.770% due 05/15/07                                  2,000           1,998
PBG Equipment Trust
   Series 1998-1A Class A
   6.270% due 01/20/12                                  1,631           1,695
Peco Energy Transition Trust
   Series 1999-A Class A4
   5.800% due 03/01/07                                  1,251           1,286
   Series 1999-A Class A6
   6.050% due 03/01/09                                  2,500           2,670
PNC Student Loan Trust I
   Series 1997-2 Class A7
   6.728% due 01/25/07                                  2,694           2,818
Prime Credit Card Master Trust
   Series 2000-1 Class A
   6.700% due 10/15/09                                  1,500           1,597
Provident Auto Lease ABS Trust
   Series 1999-1 Class A2
   7.025% due 01/14/12                                    714             748
PSE&G Transition Funding LLC
   Series 2001-1 Class A2
   5.740% due 03/15/07                                    378             387
   Series 2001-1 Class A3
   5.980% due 06/15/08                                  3,000           3,171

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                  1,767           1,872
Railcar Leasing L.L.C.
   Series 1997-1 Class A2
   7.125% due 01/15/13                                  1,000           1,104
Regions Auto Receivables Trust
   Series 2003-2 Class A3
   2.310% due 01/15/08                                  1,500           1,499
Residential Asset Mortgage Products, Inc.
   Series 2003-RZ5 Class A2
   3.180% due 03/25/27                                  2,000           2,008
   Series 2004-RS2 Class AIIB
   1.350% due 02/25/34                                  3,275           3,276
Sears Credit Account Master Trust
   Series 1999-3 Class A
   6.450% due 11/17/09                                  2,296           2,375
   Series 2000-2 Class A
   6.750% due 09/16/09                                  2,000           2,119
SLM Student Loan Trust
   Series 2003-4 Class A5B
   3.390% due 03/15/33                                  3,000           2,934
   Series 2003-5 Class A7
   1.080% due 06/17/30                                  3,400           3,400
Standard Credit Card Master Trust
   Series 1995-1 Class A
   8.250% due 01/07/07                                  1,375           1,438
Susquehanna Auto Lease Trust
   Series 2003-1 Class A2
   1.530% due 08/14/05                                    944             944
   Series 2003-1 Class A3
   2.460% due 01/14/07                                  1,000           1,003
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  4,670           4,657
Triad Auto Receivables Owner Trust
   Series 2002-A Class A4
   3.240% due 08/12/09                                  2,000           2,024
   Series 2003-B Class A3
   2.480% due 03/12/08                                  1,000           1,000
   Series 2004-A Class A3
   1.900% due 07/14/08                                  1,000             984
Vanderbilt Acquisition Loan Trust
   Series 2002-1 Class A1
   3.280% due 01/07/13                                    240             240

 94  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust
   Series 2003-2 Class A3
   2.270% due 10/22/07                                  3,000           2,998
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                                  2,000           1,969
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                  2,157           2,272
WFS Financial Owner Trust
   Series 2002-3 Class A4
   3.500% due 02/20/10                                  2,000           2,032
   Series 2004-1 Class A3
   2.190% due 06/20/08                                  1,500           1,487
Whole Auto Loan Trust
   Series 2002-1 Class A3
   2.600% due 08/15/06                                  1,000           1,007
   Series 2003-1 Class A3B
   1.990% due 05/15/07                                  1,900           1,895
   Series 2003-1 Class B
   2.240% due 03/15/10                                  1,000           1,000
World Omni Auto Receivables Trust
   Series 2001-B Class A3
   3.790% due 11/21/05                                    178             179
                                                                 ------------
                                                                      247,486
                                                                 ------------

Corporate Bonds and Notes - 14.6%
Abbott Laboratories
   5.625% due 07/01/06                                  1,500           1,593
ABN Amro Bank NV
   7.250% due 05/31/05                                  2,000           2,110
AIG SunAmerica Global Financing XII
   5.300% due 05/30/07                                  3,360           3,535
Altria Group, Inc.
   7.650% due 07/01/08                                  1,500           1,656
Amsouth Bank NA/Birmingham AL
   Series BKNT
   2.820% due 11/03/06                                  2,000           1,992
Associates Corp. Of North America
   6.250% due 11/01/08                                  1,000           1,093
   Series MTNH
   7.250% due 05/08/06                                  1,700           1,849
   7.240% due 05/17/06                                  1,000           1,092

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Corp.
   1.370% due 08/26/05 (E)                              1,000           1,003
   5.250% due 02/01/07                                  1,000           1,054
   6.375% due 02/15/08                                  3,000           3,269
Bank of Montreal
   6.100% due 09/15/05                                  2,000           2,096
   7.800% due 04/01/07                                  1,000           1,118
BankAmerica Corp.
   6.200% due 02/15/06                                    750             800
Bayerische Landesbank
   2.500% due 03/30/06                                  1,500           1,513
Bear Stearns Cos., Inc. (The) (E)
   1.690% due 07/15/05                                  1,500           1,509
Bristol-Myers Squibb Co.
   4.750% due 10/01/06                                  7,500           7,814
CIT Group, Inc.
   7.375% due 04/02/07                                  5,300           5,882
Citigroup, Inc.
   6.750% due 12/01/05                                  6,500           6,948
   1.245% due 05/19/06                                  1,000           1,002
ConocoPhillips
   8.500% due 05/25/05                                  1,975           2,108
   8.750% due 05/25/10                                  1,000           1,222
DaimlerChrysler NA Holding Corp.
   6.400% due 05/15/06                                  1,200           1,277
Deluxe Corp.
   2.750% due 09/15/06                                  1,000             999
Deutsche Bank Financial, Inc.
   6.700% due 12/13/06                                  1,500           1,632
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             496
Fifth Third Bancorp
   6.750% due 07/15/05                                  1,250           1,319
   Series BKNT
   3.375% due 08/15/08                                  1,000             981
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,500           1,591
General Electric Capital Corp.
   8.500% due 07/24/08                                  1,000           1,176
   Series MTNA
   1.379% due 02/03/06                                  2,000           2,007
   5.350% due 03/30/06                                  2,500           2,628
   8.125% due 04/01/08                                  1,000           1,152
General Motors Acceptance Corp. (E)(z)
   4.500% due 07/15/06                                    300             307
Goldman Sachs Group, Inc. (E)
   1.280% due 01/09/07                                  3,000           3,001

                                                        Short Term Bond Fund  95

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GTE Corp.
   6.360% due 04/15/06                                  2,000           2,136
GTE Hawaiian Telephone Co.
   Series A
   7.000% due 02/01/06                                  2,000           2,148
GTE North, Inc.
   Series E
   6.400% due 02/15/05                                  1,200           1,242
Harrah's Operating Co., Inc.
   7.500% due 01/15/09                                  1,500           1,682
Heller Financial, Inc.
   6.375% due 03/15/06                                  1,000           1,078
Household Finance Corp.
   5.750% due 01/30/07                                  2,260           2,407
   4.625% due 01/15/08                                  7,200           7,404
iStar Financial, Inc.
   4.875% due 01/15/09                                    500             487
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,603
KFW International Finance
   Series DTC
   5.250% due 06/28/06                                  2,000           2,117
Lehman Brothers Holdings, Inc.
   6.250% due 05/15/06                                  1,500           1,603
   8.250% due 06/15/07                                  2,500           2,851
Merck & Co., Inc.
   5.250% due 07/01/06                                  2,000           2,111
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,356
Morgan Stanley
   1.280% due 01/12/07 (E)                              1,000           1,001
   5.800% due 04/01/07                                  1,000           1,068
National City Bank
   Series BKNT
   2.700% due 08/24/09                                  2,000           1,957
New York Life Global Funding
   1.180% due 02/26/07                                  2,500           2,498
SLM Corp.
   Series MTNA
   5.625% due 04/10/07                                  5,885           6,290
Sprint Capital Corp.
   7.125% due 01/30/06                                  1,000           1,073
   6.125% due 11/15/08                                    100             107
SunAmerica, Inc.
   6.750% due 10/01/07                                  3,850           4,278
Suntrust Bank (E)
   Series BKNT
   1.110% due 10/03/05                                  2,000           2,000

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Swiss Bank Corp. NY
   7.250% due 09/01/06                                  1,500           1,653
Tosco Corp.
   7.250% due 01/01/07                                  1,500           1,652
Toyota Motor Credit Corp.
   2.750% due 08/06/09                                  4,000           3,941
Unilever Capital Corp.
   7.125% due 11/01/10                                  1,000           1,144
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  3,000           3,154
US Bancorp/First Bank
   7.625% due 05/01/05                                  1,000           1,055
US Bank National Association (E)
   1.120% due 12/05/05                                  1,500           1,501
US Central Credit Union
   2.750% due 05/30/08                                  1,000             957
Verizon Wireless Capital LLC
   1.190% due 05/23/05                                  1,400           1,399
Wachovia Corp.
   6.800% due 06/01/05 (z)                              1,500           1,572
   7.550% due 08/18/05                                  2,000           2,139
Washington Mutual Financial Corp.
   6.250% due 05/15/06                                  1,745           1,868
   7.250% due 06/15/06                                  3,005           3,283
Waste Management, Inc.
   7.100% due 08/01/26                                  1,175           1,248
Wells Fargo & Co.
   1.200% due 09/15/06 (E)                              3,000           3,003
   Series MTNH
   6.750% due 10/01/06                                    500             546
   6.750% due 06/15/07                                  2,000           2,213
Wells Fargo Financial, Inc.
   6.125% due 02/15/06                                    750             798
                                                                 ------------
                                                                      155,447
                                                                 ------------

Emerging Markets Debt - 0.5%
Brazilian Government International Bond
   2.063% due 04/15/06 (E)                                832             801
   10.000% due 01/16/07                                 1,800           1,877
   2.125% due 04/15/09 (E)                                118             106
Panama Government International Bond
   8.250% due 04/22/08                                  1,300           1,424
Peru Government International Bond
   9.125% due 01/15/08                                  1,000           1,110
                                                                 ------------
                                                                        5,318
                                                                 ------------

 96  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
International Debt - 2.9%
Abbey National PLC
   6.690% due 10/17/05                                  2,000           2,127
Deutsche Telekom International Finance BV
   8.250% due 06/15/05                                  1,050           1,118
European Investment Bank
   Series DTC
   5.625% due 01/24/06                                    575             607
France Telecom Step Up Bond
   8.200% due 03/01/06                                  1,200           1,305
HBOS Treasury Services PLC
   1.220% due 01/12/07 (E)                              2,500           2,501
   3.750% due 09/30/08                                  1,000             992
HSBC Bank PLC
   7.625% due 06/15/06                                  1,650           1,828
Hydro Quebec
   Series MTNB
   6.520% due 02/23/06                                  1,000           1,073
Inter-American Development Bank
   12.250% due 12/15/08                                 1,250           1,690
Interstar Millennium Trust (E)
   Series 2004-2G Class A
   1.311% due 03/14/36                                  2,500           2,500
Mexico Government International Bond
   4.625% due 10/08/08                                  3,250           3,234
National Westminster Bank PLC
   7.375% due 10/01/09                                  1,000           1,154
Province of British Columbia/Canada
   4.625% due 10/03/06                                  2,000           2,083
Province of Manitoba Canada
   4.250% due 11/20/06                                  1,000           1,031
Province of Ontario
   7.000% due 08/04/05                                  1,500           1,595
   6.000% due 02/21/06                                  1,000           1,059
Province of Quebec
   6.500% due 01/17/06                                  1,560           1,660
Telefonica Europe BV
   7.350% due 09/15/05                                  2,700           2,877
                                                                 ------------
                                                                       30,434
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Mortgage-Backed Securities - 14.3%
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A1
   2.764% due 11/10/38                                  2,000           1,965
Bank of America Mortgage Securities
   Series 2002-K Class 2A1
   5.770% due 10/20/32 (E)                                158             162
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                  1,080           1,115
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-9 Class 2A
   5.323% due 10/25/32                                     54              55
   Series 2003-1 Class 5A1
   5.462% due 04/25/33                                    884             896
   Series 2003-8 Class 2A1
   4.948% due 01/25/34                                  1,301           1,310
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                  1,425           1,405
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    728             771
   Series 2001-TOP4 Class A1
   5.060% due 11/15/16                                    461             479
   Series 2003-PWR2 Class A1
   3.432% due 05/11/39                                    935             929
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,519           1,499
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                  1,150           1,127
Chevy Chase Home Loan Trust
   Series 1996-1 Class A
   7.150% due 05/15/15                                    509             510
Contimortgage Home Equity Trust 1998-3
   Series 1998-2 Class A7
   6.570% due 03/15/23                                  1,200           1,212
Countrywide Alternative Loan Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                  1,157           1,199
Countrywide Home Loans
   6.000% due 10/25/33                                  1,764           1,813
CS First Boston Mortgage Securities Corp.
   Series 2002 P3 Class A
   2.361% due 08/25/33 (y)                                835             837
   Series 2002-AR27 Class 2A2
   5.742% due 10/25/32                                    192             196
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000             996

                                                        Short Term Bond Fund  97

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                  1,127           1,116
   Series 2004-C1 Class A1
   2.254% due 01/15/37                                  2,951           2,912
Federal Home Loan Mortgage Corp.
   9.000% due 2005                                          4               4
   4.000% due 2007                                      1,777           1,784
   4.000% due 2008                                      1,616           1,622
   4.500% due 2008                                      2,021           2,058
   5.500% due 2008                                        277             288
   6.500% due 2008                                        295             313
   5.500% due 2009                                        601             623
   6.000% due 2009                                        402             423
   6.500% due 2009                                        849             894
   6.000% due 2010                                        354             372
   8.000% due 2010                                        143             150
   6.000% due 2011                                      1,041           1,090
   6.000% due 2013                                        256             269
   5.500% due 2014                                      1,073           1,107
   6.000% due 2014                                        271             284
   6.000% due 2016                                      1,236           1,292
   5.500% due 2017                                      1,737           1,784
   5.000% due 2018                                        931             938
   6.000% due 2028                                        233             239
   5.500% due 2029                                      1,385           1,390
   6.000% due 2029                                        510             522
   6.000% due 2031                                        680             696
   6.000% due 2032                                        986           1,009
   6.500% due 2032                                        305             318
   6.000% due 2033                                      1,601           1,638
   Series 1993-1645 Class PD
   4.500% due 09/15/08                                    340             349
   Series 2003-2557 Class MA
   4.500% due 07/15/16                                    831             847
   Series 2003-2559 Class PB
   5.500% due 08/15/30                                  1,184           1,204
   Series 2003-2580 Class QK
   4.000% due 04/15/22                                  1,500           1,525
   Series 2003-2638 Class NK
   4.000% due 02/15/15                                  2,200           2,239
   Series 2003-2715 Class OJ
   3.500% due 03/15/11                                  3,000           3,037
   Series 2004-2760 Class EA
   4.500% due 04/15/13                                  2,000           2,046
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H009 Class A2
   1.876% due 03/15/08                                  1,448           1,405
Federal National Mortgage Association 30 Year
   TBA (o)
   5.500%                                               6,200           6,185

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2008                                        217             228
   5.500% due 2009                                      5,239           5,400
   6.000% due 2010                                        434             455
   6.500% due 2010                                        298             316
   6.000% due 2011                                        423             443
   6.500% due 2011                                        292             311
   4.500% due 2013                                      4,307           4,332
   5.000% due 2013                                      4,548           4,621
   5.500% due 2013                                        653             676
   6.000% due 2013                                        860             900
   6.000% due 2014                                      4,059           4,245
   5.500% due 2016                                      5,116           5,257
   5.000% due 2017                                        145             146
   5.500% due 2017                                     11,411          11,720
   6.000% due 2017                                        427             445
   5.000% due 2018                                      6,303           6,348
   5.500% due 2022                                      2,026           2,053
   6.000% due 2033                                         64              65
   Series 1994-1 Class K
   6.500% due 06/25/13                                    495             509
   Series 2003-129 Class PQ
   4.500% due 07/25/33                                    952             975
   Series 2003-27 Class TJ
   4.000% due 10/25/16                                  1,944           1,974
   Series 2003-92 Class BR
   5.000% due 04/25/14                                  2,300           2,361
   Series 2004-21 Class QA
   4.000% due 11/25/17                                  3,500           3,558
Federal National Mortgage Association-Aces
   Series 1998-M1 Class A2
   6.250% due 01/25/08                                  2,976           3,186
GE Capital Commercial Mortgage Corp.
   Series 2001-2 Class A1
   5.260% due 08/11/33                                    632             657
   Series 2001-3 Class A1
   5.560% due 06/10/38                                    908             955
Government National Mortgage Association I
   7.000% due 2007                                         11              11
   6.000% due 2008                                        211             223
   9.500% due 2017                                          1               1
Government National Mortgage Association II (E)
   4.750% due 2027                                        245             250
   4.000% due 2032                                        588             589

 98  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Impac CMB Trust (E)
   Series 2004-2 Class A2
   1.340% due 04/25/34                                  1,282           1,274
Irwin Home Equity (E)
   Series 2002-1 Class 2A1
   1.390% due 06/25/29                                     96              96
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    902             905
LB-UBS Commercial Mortgage Trust
   Series 2003-C1 Class A1
   2.720% due 03/15/27                                    887             877
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  2,305           2,253
Lehman Large Loan
   Series 1997-LLI Class A2
   6.840% due 10/12/34                                  1,150           1,171
Morgan Stanley Capital I
   Series 1998-WF2 Class A1
   6.340% due 07/15/30                                    338             353
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,862           1,850
   Series 2004-T13 Class A1
   2.850% due 09/13/45                                    978             962
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP5 Class A1
   5.020% due 10/15/35                                    733             759
   Series 2002-HE1 Class A2
   1.430% due 07/25/32                                    201             202
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    500             538
   Series 2002-IQ2 Class A1
   4.090% due 12/15/35                                  1,005           1,026
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   1.500% due 02/25/34                                    663             663
   Series 2004-CL1 Class 2A2
   1.500% due 02/25/19                                    163             163
Residential Funding Mortgage Sec I
   Series 2002-SA2 Class A1
   5.600% due 09/25/32                                     68              68
Residential Funding Mortgage Securities II
   Series 2003-HS1 Class AI2
   2.120% due 02/25/33                                  2,500           2,499

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                  2,332           2,333
Structured Asset Mortgage Investments, Inc. (E)
   Series 2002-AR3 Class A1
   1.430% due 09/19/32                                    249             250
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                    403             413
United Mortgage Securities Corp.
   Series 1993-1 Class AA
   4.354% due 09/25/33                                    248             249
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    665             692
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                    896             888
Washington Mutual
   Series 2001-1 Class A
   3.561% due 01/25/41                                     45              45
   Series 2002-AR10 Class A6
   4.816% due 10/25/32                                  2,080           2,105
   Series 2002-AR4 Class A1
   5.501% due 04/26/32                                    373             378
   Series 2002-AR9 Class 1A
   2.634% due 08/25/42                                  3,489           3,515
Washington Mutual MSC Mortgage Pass-Through CTFS
   (E)
   Series 2002-AR2 Class 2A1
   6.194% due 07/25/32                                     80              82
                                                                 ------------
                                                                      152,267
                                                                 ------------

Municipal Bonds - 0.4%
Arizona Educational Loan Marketing Corp.,
   Revenue Bonds,
   monthly demand
   1.080% due 12/01/37                                  1,300           1,300
Connecticut State Student Loan Foundation
   Revenue Bonds, weekly demand
   1.090% due 06/01/29                                    500             500

                                                        Short Term Bond Fund  99

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
State of Wisconsin Revenue Bonds,
   monthly demand (u)
   1.050% due 05/01/32                                  2,700           2,700
                                                                 ------------
                                                                        4,500
                                                                 ------------

Non-US Bonds - 0.1%
Deutsche Bundesrepublik
   5.250% due 07/04/10                           EUR    1,000           1,302
                                                                 ------------

United States Government Agencies - 0.4%
Federal Home Loan Bank System
   5.925% due 04/09/08                                  1,600           1,741
Federal Home Loan Bank System Zero Coupon
   0.000% due 04/27/10                                  1,097           1,032
Federal Home Loan Mortgage Corp. MTN
   5.810% due 04/04/08                                  1,000           1,081
                                                                 ------------
                                                                        3,854
                                                                 ------------

United States Government Treasuries - 14.6%
United States Treasury Inflation Indexed Bonds
   3.625% due 01/15/08                                  7,260           7,987
   3.875% due 01/15/09                                  5,823           6,530
   4.250% due 01/15/10                                  4,869           5,604
   3.500% due 01/15/11                                  1,070           1,192
United States Treasury Note
   2.375% due 08/15/06                                134,770         134,374
                                                                 ------------
                                                                      155,687
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $753,182)                                                       756,295
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust                                          219           2,354
                                                                 ------------
TOTAL PREFERRED STOCKS
(cost $2,308)                                                           2,354
                                                                 ------------

SHORT-TERM INVESTMENTS - 27.9%
Anz Del, Inc. Discount Commercial Paper (y)
   1.025% due 05/20/04                                  3,900           3,898
   1.030% due 06/22/04                                  4,000           3,994
   1.040% due 07/06/04                                  2,700           2,693

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Associates Corp. Of North America
   Series MTNH
   7.625% due 04/27/05                                  1,000           1,055
Barclays US Funding, LLC. (y)
   1.020% due 05/06/04                                  4,400           4,399
Boatmen's Bancshares, Inc.
   7.625% due 10/01/04                                  3,058           3,127
CBA Del Finance, Inc.
   Years 3 & 4 Commercial Paper (y)
   1.030% due 05/21/04 (c)                                400             400
   1.050% due 7/13/04                                     100             100
Chevron Trust Fund
   8.110% due 12/01/04                                    442             459
CIT Group, Inc.
   5.625% due 05/17/04                                  2,600           2,604
Danske Corp. Commercial Paper (y)
   1.025% due 7/18/04                                     500             499
European Investment Bank (y)
   1.010% due 5/25/04                                   1,600           1,599
Federal Home Loan Mortgage Corp.
   Discount Note (y)
   0.950% due 05/26/04                                  6,500           6,496
   1.010% due 06/08/04                                  1,400           1,399
   1.025% due 07/06/04                                  2,200           2,195
   1.005% due 07/20/04                                  2,600           2,591
Federal National Mortgage Association Discount
   Note (y)
   1.040% due 05/10/04                                 15,400          15,397
   0.990% due 05/20/04                                  3,500           3,498
   0.950% due 06/01/04                                  3,200           3,224
   1.010% due 06/01/04                                  1,300           1,299
   1.020% due 06/23/04                                  3,500           3,495
   1.015% due 06/30/04                                    500             499
   1.010% due 07/01/04                                  3,500           3,490
   1.020% due 07/07/04                                  1,300           1,297
   1.025% due 07/07/04                                 11,100          11,072
   1.040% due 07/07/04                                  4,900           4,888
   1.040% due 07/14/04                                  7,000           6,982
   1.010% due 07/15/04                                  2,700           2,692
   1.010% due 07/20/04                                  3,500           3,488
   1.060% due 07/21/04                                  4,900           4,887
Finland Government International Bond
   7.875% due 07/28/04                                  6,000           6,095

 100  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co.
   7.500% due 06/15/04                                  1,000           1,007
   7.500% due 03/15/05                                    100             104
Frank Russell Investment Company Money Market
   Fund                                            55,103,334          55,103
Frank Russell Investment Company Money Market
   Fund (N)                                           269,963             270
General Electric Capital Corp. Commercial Paper
   (y)
   1.040% due 05/11/04                                  3,700           3,699
   1.040% due 06/08/04                                  4,500           4,495
   1.040% due 06/17/04                                  1,900           1,897
General Electric Capital Corp.
   Series MTNA
   7.250% due 05/03/04                                  1,000           1,000
General Motors Acceptance Corp. (E)
   1.820% due 05/17/04                                  1,700           1,700
   1.499% due 07/21/04                                    300             300
HBOS Treasury Services PLC (y)
   1.030% due 06/21/04                                  2,100           2,097
   1.035% due 06/29/04                                  8,100           8,086
   1.055% due 07/16/04                                    400             399
Italy Government International Bond
   5.000% due 12/15/04                           JPY   39,000             364
   7.250% due 02/07/05                                  2,500           2,605
John Hancock Global Funding, Ltd.
   7.500% due 01/31/05                                  4,080           4,241
KFW International Finance
   1.000% due 12/20/04                           JPY   66,000             601
May Department Stores Co. (The)
   7.150% due 08/15/04                                  6,200           6,296
National Bank of Canada
   Series B
   8.125% due 08/15/04                                  1,000           1,020
Norfolk Southern Corp. (E)
   1.870% due 02/28/05                                    700             704
Philadelphia Authority For Industrial
   Development
   Series 1997-1997 Class A
   6.488% due 06/15/04                                    650             452
Rababank USA Financial Corp. (c)(y)
   1.030% due 05/10/04                                    400             400

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Railcar Trust
   Series 1992-1 Class A
   7.750% due 06/01/04                                    849             854
Royal Bank of Scotland PLC (y)
   1.050% due 07/14/04                                  9,700           9,676
Southwestern Bell Telephone
   6.625% due 04/01/05                                  2,510           2,612
State Street Securities Lending
   Quality Trust (N)                                  290,684             291
Svenska Handelsbanken (y)
   1.025% due 05/24/04                                  4,500           4,497
Svenska Handelsbanken
   8.350% due 07/15/04                                  1,000           1,014
UBS Finance, Inc. (y)
   1.040% due 07/06/04                                  9,700           9,675
   1.055% due 07/13/04                                    900             897
United States Treasury Bill (y)
   1.024% due 05/06/04                                 10,300          10,299
   1.040% due 05/13/04                                 10,400          10,396
   0.930% due 06/03/04 (s)                                645             644
   0.010% due 06/03/04                                 16,300          16,285
   0.930% due 06/10/04 (c)(s)                              75              75
   0.920% due 06/17/04 (c)(s)                              20              20
   0.942% due 06/17/04 (c)(s)                              20              20
   0.972% due 06/17/04                                  5,900           5,893
Vodafone Group PLC
   7.625% due 02/15/05                                  6,560           6,851
Westpac Capital Corp. (y)
   1.060% due 05/06/04                                  8,000           7,998
Westpactrust Securities (y)
   1.120% due 08/17/04                                  2,500           2,491
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $301,488)                                                       297,139
                                                                 ------------

TOTAL INVESTMENTS - 99.2%
(identified cost $1,056,978)                                        1,055,788

OTHER ASSETS AND LIABILITIES,
NET - 0.8%                                                              8,291
                                                                 ------------

NET ASSETS - 100.0%                                                 1,064,079
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                       Short Term Bond Fund  101

FRANK RUSSELL INVESTMENT COMPANY
SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 12/04 (51)                              12,470                  1
   expiration date 03/05 (61)                              14,842                 (7)
   expiration date 06/05 (59)                              14,288                (17)
   expiration date 09/05 (59)                              14,232                (25)
   expiration date 12/05 (1)                                  240                 (2)

United States Treasury 2 Year Notes
   expiration date 06/04 (67)                              14,241               (119)

United States Treasury 5 Year Notes
   expiration date 06/04 (82)                               9,015               (183)

United States Treasury 10 Year Notes
   expiration date 09/04 (5)                                  545                 (2)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (354)
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Euribor Futures
   Dec 2004 97.00 (EUR) Put (12)                            1,106                 --
Swap Option Three Month LIBOR
   Oct 2004 3.80 Call (1)                                   5,700                 (3)

United States Treasury Notes
   5 Year Futures
   Aug 2004 107.50 Put (15)                                 1,613                (13)
                                                                     ---------------
Total Liability for Options Written
   (premiums received $30)                                                       (16)
                                                                     ===============

FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             105      EUR            88    05/10/04                 --
USD             247      EUR           207    05/10/04                  1
EUR             207      USD           248    05/10/04                 --
JPY         105,375      USD           955    05/18/04                 --
                                                           --------------

                                                                        1
                                                           ==============

INTEREST RATE SWAPS
-----------------------------------------------------------------------------------------------------------------------------------
                                NOTIONAL                                                                                MARKET
       COUNTER                   AMOUNT                                                           TERMINATION           VALUE
        PARTY                      $                  FUND RECEIVES           FUND PAYS               DATE                $
---------------------  --------------------------   ------------------   --------------------   ----------------   ----------------
Barclays Bank PLC      EUR                    600   4.000%               Six Month LIBOR            06/17/08                      7
Barclays Bank PLC      EUR                  5,600   4.000%               Six Month LIBOR            06/17/10                    (29)
Goldman Sachs          EUR                  4,900   4.000%               Six Month LIBOR            06/17/08                     54
Merrill Lynch          EUR                 15,400   4.000%               Six Month LIBOR            06/17/10                    (80)
                                                                                                                   ----------------

Total Market Value of Interest Rate Swaps
   premiums paid (received) - $340                                                                                              (48)
                                                                                                                   ================

See accompanying notes which are an integral part of the financial statements.

 102  Short Term Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.1%
Auto and Transportation - 1.5%
Pacer International, Inc. (AE)                          4,700              88
Southwest Airlines Co.                                 75,900           1,084
United Parcel Service, Inc. Class B                     5,300             372
                                                                 ------------
                                                                        1,544
                                                                 ------------

Consumer Discretionary - 21.8%
3DO Co. (The) (AE)                                      6,525              --
Activision, Inc. (AE)                                  12,300             185
Advance Auto Parts (AE)                                13,600             587
Advo, Inc.                                              5,900             185
Amazon.Com, Inc. (AE)                                  22,880             994
Apollo Group, Inc. Class A (AE)                         6,630             603
Ask Jeeves (AE)(z)                                      3,800             135
Avon Products, Inc.                                     3,980             334
Buca, Inc. (AE)(z)                                     14,900              98
Buffalo Wild Wings, Inc. (AE)                           2,600              86
CDW Corp.                                               1,100              69
Charlotte Russe Holding, Inc. (AE)                      4,300              71
ChoicePoint, Inc. (AE)                                  2,700             119
Christopher & Banks Corp. (z)                          10,300             184
Crown Media Holdings, Inc. Class A (AE)(z)              9,200              81
Cumulus Media, Inc. Class A (AE)                        4,400              92
DiamondCluster International, Inc. (AE)(z)             15,000             154
Digital Theater Systems, Inc. (AE)                      2,000              45
DIRECTV Group, Inc. (The)                              24,834             445
Dollar Thrifty Automotive Group (AE)                    2,900              76
DoubleClick, Inc. (AE)(z)                               8,100              65
eBay, Inc. (AE)                                        25,590           2,043
Estee Lauder Cos., Inc. (The) Class A                   9,100             416
Fisher Scientific International                         3,800             222
Gray Television, Inc.                                   6,400              95
GSI Commerce, Inc. (AE)                                 6,600              64
Hearst-Argyle Television, Inc. Class C                  4,800             126
Home Depot, Inc.                                       40,500           1,425
International Game Technology                           7,490             283
International Speedway Corp. Class A                    1,500              63
iVillage, Inc. (AE)(z)                                 13,700              88
J Jill Group, Inc. (The) (AE)                           4,200              89
JC Penney Co., Inc. Holding Co.                        15,000             508
Jones Apparel Group, Inc.                               2,000              73
Jupitermedia Corp. (AE)(z)                              7,800              66
K2, Inc.                                                4,000              59

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kimberly-Clark Corp.                                    4,900             321
Magna Entertainment Corp. Class A (AE)(z)              10,500              54
McDonald's Corp.                                       25,300             689
Monster Worldwide, Inc. (AE)                            5,200             133
MPS Group, Inc. (AE)                                   18,600             203
Nautilus Group, Inc. (z)                                7,400             119
Neoforma, Inc. (AE)(z)                                  3,060              40
Nike, Inc. Class B                                      5,360             386
Omnicom Group                                           7,300             580
PC Mall, Inc. (AE)(z)                                   3,700              69
Pixar (AE)(z)                                           7,000             478
Radio One, Inc. Class D (AE)                            6,000             114
Republic Services, Inc.                                 4,200             121
Rocky Shoes & Boots, Inc. (AE)(z)                       3,100              70
Sabre Holdings Corp.                                    3,400              80
Scientific Games Corp. Class A (AE)(z)                 12,300             222
Sinclair Broadcast Group, Inc. Class A (AE)(z)          8,800             109
Skechers U.S.A., Inc. Class A (AE)                      5,800              71
SkillSoft PLC - ADR (AE)                               11,300             141
Speedway Motorsports, Inc. (z)                          6,500             194
Staples, Inc.                                          19,100             492
Starbucks Corp. (AE)                                   20,330             790
Starwood Hotels & Resorts Worldwide, Inc.               7,800             310
Target Corp.                                           16,170             701
Time Warner, Inc.                                      20,970             353
Tivo, Inc. (AE)(z)                                      5,900              41
Too, Inc. (AE)(z)                                      10,300             181
Univision Communications, Inc. Class A (AE)(z)         20,000             677
Vans, Inc. (AE)(z)                                      2,400              49
Ventiv Health, Inc. (AE)                                7,600             107
VeriSign, Inc. (AE)                                    22,200             358
Wal-Mart Stores, Inc.                                  33,990           1,937
XM Satellite Radio Holdings, Inc. Class A (AE)         18,080             433
Yahoo!, Inc. (AE)                                      25,600           1,292
                                                                 ------------
                                                                       22,143
                                                                 ------------

Consumer Staples - 6.2%
Anheuser-Busch Cos., Inc. Class                         7,900             405
Campbell Soup Co.                                       7,500             207
Coca-Cola Co. (The)                                     8,000             405
Imperial Sugar Co. (AE)(z)                              6,300              77
NBTY, Inc. (AE)                                         3,000             111

                                                         Select Growth Fund  103

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PepsiCo, Inc.                                          35,360           1,927
Procter & Gamble Co.                                   17,240           1,823
Systemco Corp.                                         14,290             547
Walgreen Co.                                           22,630             780
                                                                 ------------
                                                                        6,282
                                                                 ------------

Financial Services - 10.6%
Advent Software, Inc. (AE)                              3,800              71
Aflac, Inc.                                            11,000             465
American Express Co.                                   17,550             859
American International Group, Inc.                     31,200           2,235
AmeriCredit Corp. (AE)                                 14,500             235
Ameritrade Holding Corp. (AE)(z)                       16,100             197
Capital One Financial Corp.                            13,900             911
Cardinal Financial Corp. (AE)                           5,900              53
Charles Schwab Corp. (The)                             69,380             714
Citigroup, Inc.                                        12,700             611
CyberSource Corp. (AE)                                 11,000              70
Falck SPA (AE)                                          2,800              87
Fannie Mae                                             12,700             873
First Data Corp.                                        8,800             399
Global Payments, Inc.                                   2,900             139
Goldman Sachs Group, Inc.                               3,900             376
Great American Financial Resources, Inc. (z)            3,100              49
Instinet Group, Inc. (z)                               29,400             192
Lakeland Bancorp, Inc. (z)                              3,700              58
Mercer Insurance Group, Inc. (AE)                       6,500              77
Paychex, Inc.                                          10,480             391
Pico Holdings, Inc. (AE)(z)                             3,300              52
Progressive Corp. (The)                                15,460           1,353
Providian Financial Corp.                              10,100             123
Republic First Bancorp, Inc. (AE)                       3,200              39
Santander BanCorp (z)                                   3,000              90
                                                                 ------------
                                                                       10,719
                                                                 ------------

Health Care - 19.0%
Abgenix, Inc. (AE)                                      5,400              88
Able Laboratories, Inc. (AE)                            3,500              67
American Medical Systems Holdings, Inc. (AE)            4,800             125
Amgen, Inc.                                            37,310           2,099
Amylin Pharmaceuticals, Inc. (AE)(z)                    9,400             211
Anthem, Inc. (AE)                                       3,600             319
Barr Pharmaceuticals, Inc. (AE)                         8,150             338
Biogen Idec, Inc. (AE)                                  8,930             527
Boston Scientific Corp. (AE)                           11,800             486

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cardinal Health, Inc.                                   3,200             234
Caremark Rx, Inc. (AE)                                 12,300             416
Eli Lilly & Co.                                         9,100             672
Forest Laboratories, Inc. (AE)                         10,350             667
Genentech, Inc. (AE)                                   23,360           2,870
Gilead Sciences, Inc. (AE)                              3,470             211
Guidant Corp.                                          12,340             778
Guilford Pharmaceuticals, Inc. (AE)(z)                  6,700              42
Invitrogen Corp. (AE)(z)                                3,700             267
IVAX Corp.                                             17,500             373
Kinetic Concepts, Inc. (AE)                             4,800             232
LCA-Vision, Inc. (AE)(z)                                4,201             106
Ligand Pharmaceuticals, Inc. Class B (AE)(z)            3,000              64
Medarex, Inc. (AE)(z)                                  10,600             101
Medicis Pharmaceutical Class A                          3,300             142
Palomar Medical Technologies, Inc. (AE)                 4,600              72
Pfizer, Inc.                                          135,970           4,863
Prime Medical Services, Inc. (AE)(z)                    9,000              63
SFBC International, Inc. (AE)                           2,200              80
St Jude Medical, Inc.                                  11,690             891
Teva Pharmaceutical Industries, Ltd. - ADR (z)         11,340             698
Ventana Medical Systems (AE)                              500              25
Wyeth                                                   9,300             354
Zimmer Holdings, Inc. (AE)                             10,230             817
                                                                 ------------
                                                                       19,298
                                                                 ------------

Information Technology - 0.1%
AboveNet, Inc. (AE)(z)                                  1,500              60
                                                                 ------------

Materials and Processing - 1.8%
Alcoa, Inc.                                            10,220             314
Archer-Daniels-Midland Co.                             23,710             416
Cellegy Pharmaceuticals, Inc. (AE)(z)                  10,300              39
Culp, Inc.                                              4,400              38
Cytec Industries, Inc.                                  1,900              75
Encore Wire Corp. (AE)(z)                               3,600              98
GTx, Inc. (AE)(z)                                       3,900              53
LSI Industries, Inc.                                    4,400              51
Monsanto Co.                                           14,200             491
Oregon Steel Mills, Inc. (AE)                           4,600              39
RTI International Metals, Inc.                          2,300              34
Smurfit-Stone Container Corp. (AE)                      6,400             110
Wolverine Tube, Inc. (AE)                               5,600              68
                                                                 ------------
                                                                        1,826
                                                                 ------------

 104  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Miscellaneous - 5.9%
3M Co.                                                  5,900             510
General Electric Co.                                  155,490           4,658
Honeywell International, Inc.                          12,200             422
Trinity Industries, Inc.                                3,000              91
Tyco International, Ltd.                               12,450             342
                                                                 ------------
                                                                        6,023
                                                                 ------------

Other Energy - 1.5%
Apache Corp.                                            6,250             262
EOG Resources, Inc.                                     9,600             473
Grant Prideco, Inc. (AE)                                8,600             131
Key Energy Services, Inc. (AE)                          8,300              88
Nabors Industries, Ltd. (AE)                            1,700              75
National-Oilwell, Inc. Class C (AE)                    11,300             315
Patterson-UTI Energy, Inc. (z)                          4,700             170
Westmoreland Coal Co. (z)                               3,000              59
                                                                 ------------
                                                                        1,573
                                                                 ------------

Producer Durables - 2.3%
American Power Conversion                               4,700              88
Applied Materials, Inc. (AE)                           47,560             867
Applied Signal Technology, Inc. (z)                     3,000              81
August Technology Corp. (AE)                            1,600              21
Boeing Co. (The)                                        5,200             222
Caterpillar, Inc.                                       4,200             326
Emerson Electric Co.                                    7,000             422
General Cable Corp. (z)                                 8,600              66
Measurement Specialties, Inc. (AE)(z)                   3,500              66
Radyne Co.mstream Corp. (AE)                            8,100              75
Southern Energy Homes, Inc. (AE)                       24,000             101
Zygo Corp. (AE)                                         2,800              31
                                                                 ------------
                                                                        2,366
                                                                 ------------

Technology - 23.4%
3Com Corp. (AE)                                        20,800             128
ACT Teleconferencing, Inc. (AE)(z)                     23,700              74
Aeroflex, Inc. (AE)                                    14,000             176
Agile Software Corp. (AE)                               6,900              52
Anacomp, Inc. Class A (AE)                              4,800              88
Analog Devices, Inc.                                   13,290             566
Analogic Corp.                                          1,700              80
answerthink, Inc. (AE)                                 14,900             108
Aspect Communications Corp. (AE)                        5,500              65
Autodesk, Inc.                                         11,400             382
Avaya, Inc. (AE)                                       27,500             376
BEA Systems, Inc. (AE)                                 24,600             281

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Borland Software Corp. (AE)                             2,700              22
Broadcom Corp. Class A (AE)                            15,960             603
California Micro Devices CP (AE)                        7,800             112
Captaris, Inc. (AE)                                     3,900              22
Carrier Access Corp. (AE)                               7,700              82
Centillium Communications, Inc. (AE)                    9,900              38
Cisco Systems, Inc. (AE)                              168,190           3,511
Comverse Technology, Inc. (AE)                         11,600             190
Corning, Inc.                                          28,200             311
CovanSystem Corp. (AE)                                  7,200             101
Cyberguard Corp. (AE)                                   6,500              56
Dell, Inc. (AE)                                        78,610           2,729
Diodes, Inc. (AE)(z)                                    3,300              72
Ditech Communications Corp. (AE)                        5,400              78
EDO Corp.                                               6,100             138
EMC Corp.                                              49,890             557
Exar Corp. (AE)                                        13,900             212
InFocus Corp. (AE)                                      8,800              72
Integrated Device Technology, Inc. (AE)                17,600             237
Intel Corp.                                            95,400           2,455
InterVoice, Inc. (AE)                                   6,300              78
Juniper Networks, Inc. (AE)(z)                         45,750           1,001
L-3 Communications Holdings, Inc.                       1,200              74
Lantronix, Inc. (AE)(z)                                39,700              66
MAPICS, Inc. (AE)(z)                                    5,900              47
Maxim Integrated Products                              14,200             653
Microsoft Corp.                                        61,700           1,602
Motorola, Inc.                                         28,380             518
NetIQ Corp. (AE)                                        5,400              69
Network Appliance, Inc. (AE)                           31,700             590
Newport Corp.                                           4,300              64
Novell, Inc. (AE)                                      12,000             116
Onyx Software Corp. (AE)                               11,175              40
Oracle Corp. (AE)                                      65,100             730
Perot Systems Corp. Class A (AE)                        6,200              83
PMC - Sierra, Inc. (AE)                                20,400             248
Qualcomm, Inc.                                         18,980           1,185
Quest Software, Inc. (AE)(z)                            8,900             100
Saba Software, Inc. (AE)(z)                            13,025              51
SAP AG - ADR                                            6,730             251
Seebeyond Technology Corp. (AE)                        11,900              45
Selectica, Inc. (AE)(z)                                 9,800              42
Silicon Graphics, Inc. (AE)(z)                         16,200              31
Silicon Storage Technology, Inc. (AE)                   4,700              62
Sony Corp. - ADR                                        2,880             111
Symbol Technologies, Inc.                               8,500             102
Tellabs, Inc. (AE)                                      9,400              82

                                                         Select Growth Fund  105

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Texas Instruments, Inc.                                27,800             698
Three-Five Systems, Inc. (AE)(z)                        8,100              41
Witness Systems, Inc. (AE)                              7,700             108
Xilinx, Inc.                                           26,970             907
                                                                 ------------
                                                                       23,769
                                                                 ------------

Utilities - 1.0%
America Movil SA de CV Class L - ADR                    9,540             322
MDU Communications International, Inc. (AE)            20,900              51
Nextel Partners, Inc. Class A (AE)(z)                  11,300             151
Ubiquitel, Inc. (AE)(z)                                17,400              72
Verizon Communications, Inc.                           10,400             392
                                                                 ------------
                                                                          988
                                                                 ------------

TOTAL COMMON STOCKS
(cost $88,218)                                                         96,591
                                                                 ------------

SHORT-TERM INVESTMENTS - 10.5%
Frank Russell Investment Company Money Market
   Fund                                             4,621,000           4,621
Frank Russell Investment Company Money Market
   Fund (N)                                         2,677,113           2,677
State Street Securities Lending
   Quality Trust (N)                                2,882,590           2,883
United States Treasury Bill (y)(s) 0.930% due
   06/10/04                                               500             499
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $10,680)                                                         10,680
                                                                 ------------

TOTAL INVESTMENTS - 105.6%
(identified cost $98,898)                                             107,271

OTHER ASSETS AND LIABILITIES,
NET - (5.6%)                                                           (5,655)
                                                                 ------------

NET ASSETS - 100.0%                                                   101,616
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index
   expiration date 06/04 (2)                              281               (8)

Russell 1000 Growth Index
   expiration date 06/04 (13)                           3,027              (12)

S&P 500 E-Mini Index
   expiration date 06/04 (21)                           1,161              (23)

S&P 500 Index
   expiration date 06/04 (2)                              553              (16)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  (59)
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 106  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.9%
Auto and Transportation - 1.2%
AMR Corp.                                              48,200             547
Autoliv, Inc.                                           7,200             306
Burlington Northern Santa Fe Corp.                     33,720           1,103
Pacer International, Inc. (AE)                          8,700             164
Union Pacific Corp.                                    14,570             859
                                                                 ------------
                                                                        2,979
                                                                 ------------

Consumer Discretionary - 12.0%
Abercrombie & Fitch Co. Class A                        17,900             563
Accenture, Ltd. Class A (AE)                            5,600             133
AnnTaylor Stores Corp. (AE)                             9,800             397
BJ's Wholesale Club, Inc. (AE)                         12,700             308
Black & Decker Corp.                                   29,200           1,689
Borders Group, Inc.                                    17,200             412
Caesars Entertainment, Inc. (AE)                       68,200             904
Circuit City Stores, Inc.                              24,000             280
Costco Wholesale Corp.                                 19,100             715
Federated Department Stores                            11,800             578
Fisher Scientific International                        10,100             591
Furniture Brands International, Inc.                    8,300             234
Getty Images, Inc. (AE)                                25,300           1,381
Hasbro, Inc.                                            5,400             102
Hearst-Argyle Television, Inc. Class C                 14,000             368
Home Depot, Inc.                                       32,200           1,133
Kimberly-Clark Corp.                                   62,880           4,115
Knight-Ridder, Inc.                                     6,900             534
Labor Ready, Inc. (AE) (z)                             26,800             339
Lone Star Steakhouse & Saloon                           8,300             255
Ltd Brands                                             20,688             427
MarineMax, Inc. (AE)                                    2,400              68
Mattel, Inc.                                           22,900             388
May Department Stores Co. (The)                        31,700             976
McDonald's Corp.                                      112,850           3,073
Movado Group, Inc.                                      4,500             135
Newell Rubbermaid, Inc.                                36,500             863
Petco Animal Supplies, Inc. (AE)                       11,200             329
RadioShack Corp.                                        5,700             175
Reed Elsevier PLC - ADR (z)                            13,590             512
RR Donnelley & Sons Co.                                12,978             382
Sears Roebuck and Co.                                   3,830             153
Service Corp. International                            66,900             494
Staples, Inc.                                          18,000             464
Time Warner, Inc.                                      34,350             578
TJX Cos., Inc.                                          5,400             133
Tribune Co.                                            16,130             772
United Online, Inc. (AE)                               24,800             412

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Viacom, Inc. Class B                                   49,844           1,926
Walt Disney Co.                                        32,400             746
WPP Group PLC - ADR                                    13,519             666
Yum! Brands, Inc. (AE)                                 20,800             807
                                                                 ------------
                                                                       29,510
                                                                 ------------

Consumer Staples - 5.4%
Altria Group, Inc.                                     42,210           2,338
Anheuser-Busch Cos., Inc. Class                        16,100             825
Chiquita Brands International, Inc. (AE)               11,900             214
Clorox Co.                                             17,200             891
Colgate-Palmolive Co.                                  15,000             868
CVS Corp.                                              16,000             618
Diageo PLC - ADR (z)                                   26,180           1,427
General Mills, Inc.                                    16,600             809
HJ Heinz Co.                                           38,340           1,464
Kellogg Co.                                            26,010           1,116
Kraft Foods, Inc. Class A                              23,000             757
Lance, Inc. (z)                                        14,900             225
Longs Drug Stores Corp.                                14,700             288
PepsiCo, Inc.                                           2,330             127
Sara Lee Corp.                                         46,100           1,064
Tyson Foods, Inc. Class A                               7,690             144
                                                                 ------------
                                                                       13,175
                                                                 ------------

Financial Services - 27.0%
ACE, Ltd.                                              22,100             969
Aflac, Inc.                                             5,300             224
AG Edwards, Inc.                                       11,200             410
Allstate Corp. (The)                                   40,090           1,840
American Express Co.                                   13,480             660
American International Group, Inc.                     16,300           1,168
Arbor Realty Trust, Inc. (AE)(o)(z)                     7,900             154
Astoria Financial Corp.                                10,400             358
Bank of America Corp.                                  84,288           6,785
Bank of New York Co., Inc. (The)                       22,900             667
Bank One Corp.                                         17,210             850
Bankunited Financial Corp. Class A                     11,000             291
Bear Stearns Cos., Inc. (The)                           7,100             569
Capital Automotive REIT (o)                             5,200             146
Charter One Financial, Inc.                            16,300             544
Chubb Corp.                                             4,160             287
Cigna Corp.                                            10,900             703
CIT Group, Inc.                                        35,400           1,217
Citigroup, Inc.                                       128,520           6,182
Comerica, Inc.                                         13,700             707
Commerce Bancshares, Inc.                              14,145             635
Countrywide Financial Corp.                             7,800             463

                                                          Select Value Fund  107

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                              5,200             225
Dime Community Bancshares                              24,125             413
Doral Financial Corp.                                  12,025             394
Dow Jones & Co., Inc.                                  15,900             733
Fannie Mae                                             38,050           2,615
First Data Corp.                                       37,313           1,694
Franklin Resources, Inc.                                9,100             499
Freddie Mac                                            15,200             888
Friedman Billings Ramsey Group, Inc. Class A           71,100           1,315
Goldman Sachs Group, Inc.                              20,530           1,981
Greater Bay Bancorp (z)                                11,100             315
H&R Block, Inc.                                        16,100             726
Hartford Financial Services Group, Inc.                 8,890             543
Innkeepers USA Trust (o)                               25,000             191
Janus Capital Group, Inc.                               1,800              27
JP Morgan Chase & Co.                                  81,600           3,068
Keycorp                                                24,800             737
Lincoln National Corp.                                 10,399             467
Maguire Properties, Inc. (o)                           15,900             362
Marsh & McLennan Cos., Inc.                             3,180             143
MBNA Corp.                                             81,450           1,986
Mellon Financial Corp.                                 35,230           1,044
Mercury General Corp.                                   4,900             250
Merrill Lynch & Co., Inc.                              46,740           2,535
Metlife, Inc.                                          31,970           1,103
MGIC Investment Corp.                                  19,600           1,443
National Commerce Financial Corp.                      23,800             633
PMI Group, Inc. (The)                                   6,500             280
PNC Financial Services Group, Inc.                     28,110           1,493
Providian Financial Corp.                              97,000           1,177
Republic Bancorp, Inc.                                 31,340             408
Safeco Corp.                                           16,700             731
Sandy Spring Bancorp, Inc. (z)                         10,600             379
SLM Corp.                                              33,800           1,295
SouthTrust Corp.                                        8,060             251
Sovereign Bancorp, Inc.                                76,400           1,526
St Paul Travelers Cos., Inc. (The)                     40,450           1,645
SunTrust Banks, Inc.                                   23,830           1,622
Triad Guaranty, Inc. (AE)(z)                            7,500             410
US Bancorp                                             57,500           1,474
Waddell & Reed Financial, Inc. Class A                 13,500             300
Wells Fargo & Co.                                      14,400             813
Zions BanCorp.                                          7,300             413
                                                                 ------------
                                                                       66,376
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Health Care - 10.0%
Abbott Laboratories                                    37,500           1,651
Amgen, Inc.                                            19,300           1,086
Anthem, Inc. (AE)                                      21,700           1,922
Baxter International, Inc.                             25,500             807
Becton Dickinson & Co.                                 29,100           1,471
Biogen Idec, Inc. (AE)                                 22,915           1,352
Caremark Rx, Inc. (AE)                                 28,000             948
Conmed Corp. (AE)                                       5,400             133
CR Bard, Inc.                                           1,320             140
DaVita, Inc. (AE)                                       4,900             250
Eli Lilly & Co.                                         4,100             303
Genzyme Corp. (AE)                                     19,400             845
Guidant Corp.                                          24,010           1,513
HCA, Inc.                                              37,400           1,520
Johnson & Johnson                                      26,410           1,427
LabOne, Inc.                                            9,600             284
Merck & Co., Inc.                                       6,400             301
Millipore Corp.                                         8,200             430
Novartis AG - ADR                                      10,840             486
Pacificare Health Systems (AE)                         31,900           1,141
Pfizer, Inc.                                          104,280           3,729
Respironics, Inc. (AE)                                  1,900             100
Roche Holding AG - ADR (z)                              4,500             472
Triad Hospitals, Inc. (AE)                             17,600             599
UnitedHealth Group, Inc.                               12,900             793
Wyeth                                                  26,300           1,001
                                                                 ------------
                                                                       24,704
                                                                 ------------

Integrated Oils - 5.1%
BP PLC - ADR                                           16,560             876
ChevronTexaco Corp.                                    26,721           2,445
ConocoPhillips                                         33,500           2,389
Exxon Mobil Corp.                                      87,800           3,736
Marathon Oil Corp.                                     58,100           1,950
Unocal Corp.                                           30,670           1,105
                                                                 ------------
                                                                       12,501
                                                                 ------------

Materials and Processing - 9.3%
Aceto Corp.                                             5,050              69
Air Products & Chemicals, Inc.                         13,300             662
Akzo Nobel NV - ADR (z)                                19,700             718
Alcoa, Inc.                                            23,700             729
Alumina, Ltd. - ADR (z)                                25,800             381
Archer-Daniels-Midland Co.                             56,290             988
Ball Corp.                                             10,200             673
Bemis Co.                                              21,600             583
Boise Cascade Corp.                                    17,300             584

 108  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bowater, Inc.                                          20,810             873
Brady Corp. Class A                                     6,200             241
Dow Chemical Co. (The)                                 85,180           3,381
Dycom Industries, Inc. (AE)                            17,500             413
Eagle Materials, Inc.                                   3,200             210
EI Du Pont de Nemours & Co.                            45,600           1,959
Freeport-McMoRan Copper & Gold, Inc. Class B           12,700             387
Golden Star Resources, Ltd. (AE)(z)                    30,300             135
International Paper Co.                                36,740           1,481
International Steel Group, Inc. (AE)                   24,300             706
Lyondell Chemical Co.                                  24,100             394
MeadWestvaco Corp.                                     26,200             685
Monsanto Co.                                           38,560           1,334
Phelps Dodge Corp.                                      8,600             566
PPG Industries, Inc.                                   14,090             836
Praxair, Inc.                                           5,640             206
Reliance Steel & Aluminum Co.                           9,400             310
Rohm & Haas Co.                                        20,700             803
Schulman A, Inc.                                       18,100             362
Silgan Holdings, Inc. (AE)                              4,500             189
Smurfit-Stone Container Corp. (AE)                     14,290             246
Syngenta AG - ADR (z)                                  37,880             603
URS Corp.                                               7,700             199
Weyerhaeuser Co.                                       15,300             906
                                                                 ------------
                                                                       22,812
                                                                 ------------
Miscellaneous - 2.2%
3M Co.                                                  3,800             329
General Electric Co.                                   46,800           1,402
Honeywell International, Inc.                          20,400             705
Teleflex, Inc.                                          4,800             219
Tyco International, Ltd.                               73,400           2,015
Vivendi Universal SA - ADR                             34,500             853
                                                                 ------------
                                                                        5,523
                                                                 ------------

Other Energy - 3.0%
Anadarko Petroleum Corp.                                9,300             498
Baker Hughes, Inc.                                     24,000             880
Burlington Resources, Inc.                             15,300           1,029
Chesapeake Energy Corp.                                82,100           1,129

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Devon Energy Corp.                                      3,660             224
ENSCO International, Inc.                              14,600             400
EOG Resources, Inc.                                     3,700             182
GlobalSantaFe Corp.                                     4,870             128
Kerr-McGee Corp.                                       13,600             665
Noble Corp. (AE)                                       14,180             527
Schlumberger, Ltd.                                      5,440             318
Transocean, Inc.                                       50,000           1,389
                                                                 ------------
                                                                        7,369
                                                                 ------------

Producer Durables - 4.9%
Cooper Industries, Ltd. Class A                         3,400             187
Deere & Co.                                            17,390           1,183
Emerson Electric Co.                                   24,920           1,501
Joy Global, Inc.                                        6,100             160
Lam Research Corp. (AE)                                48,800           1,080
Lockheed Martin Corp.                                  38,060           1,815
Northrop Grumman Corp.                                  7,880             782
Novellus Systems, Inc. (AE)                             4,500             130
Polycom, Inc. (AE)                                     14,200             271
Rofin-Sinar Technologies, Inc. (AE)                    10,700             248
Teradyne, Inc. (AE)(z)                                 37,800             770
United Defense Industries, Inc. (AE)                    9,600             333
United Technologies Corp.                              22,400           1,932
WW Grainger, Inc.                                      12,700             665
Xerox Corp.                                            78,000           1,048
                                                                 ------------
                                                                       12,105
                                                                 ------------

Technology - 5.3%
Adtran, Inc.                                            3,700              91
Amdocs, Ltd. (AE)                                      47,200           1,253
Apple Computer, Inc.                                   11,900             306
Autodesk, Inc.                                         10,100             338
Avaya, Inc. (AE)                                       35,400             484
BMC Software, Inc. (AE)                                17,600             304
Corning, Inc.                                         107,600           1,187
DRS Technologies, Inc. (AE)                             4,300             121
Hewlett-Packard Co.                                    78,610           1,549
Intel Corp.                                            26,700             687
International Business Machines Corp.                  14,760           1,301
Jabil Circuit, Inc. (AE)                               10,600             280

                                                          Select Value Fund  109

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Merix Corp. (AE)(z)                                    19,300             300
Microsoft Corp.                                        93,250           2,422
Netgear, Inc. (AE)(z)                                  10,500             114
ON Semiconductor Corp. (AE)                            70,000             338
Raytheon Co.                                           11,600             374
Rockwell Automation, Inc.                              23,600             771
Tellabs, Inc. (AE)                                     31,100             272
Zilog, Inc. (AE)                                       38,000             461
                                                                 ------------
                                                                       12,953
                                                                 ------------

Utilities - 8.5%
AES Corp. (The)                                        65,100             564
Alltel Corp.                                           14,100             710
BellSouth Corp.                                        30,200             779
Cascade Natural Gas Corp.                              10,900             224
Cinergy Corp.                                          10,480             398
Comcast Corp. Class A                                  20,900             629
Comcast Corp. Special Class A                          31,010             899
COX Communications, Inc. Class A (AE)                  11,000             360
Dominion Resources, Inc.                               17,710           1,130
Energen Corp.                                           8,700             360
Energy East Corp.                                      14,320             337
Entergy Corp.                                           6,550             358
Exelon Corp.                                           13,000             870
FirstEnergy Corp.                                       4,270             167
FPL Group, Inc.                                        18,600           1,183
KeySpan Corp.                                           6,270             227
National Fuel Gas Co.                                   7,050             173
NiSource, Inc.                                         24,800             500
NSTAR                                                   4,280             207
Pepco Holdings, Inc.                                   18,000             341
PPL Corp.                                              22,680             972
Progress Energy, Inc. - CVO (AE)(B)(Y)                  1,300              --
Puget Energy, Inc.                                      7,900             173
Questar Corp.                                          30,500           1,082

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SBC Communications, Inc.                               67,140           1,672
Sprint Corp.-FON Group                                113,550           2,031
TXU Corp.                                              17,540             599
Verizon Communications, Inc.                           97,290           3,672
Vodafone Group PLC - ADR                               14,126             347
                                                                 ------------
                                                                       20,964
                                                                 ------------

TOTAL COMMON STOCKS
(cost $208,712)                                                       230,971
                                                                 ------------

PREFERRED STOCKS - 0.4%
Consumer Discretionary - 0.4%
News Corp., Ltd. - ADR                                 27,124             915
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $656)                                                               915
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.4%
Frank Russell Investment Company Money Market
   Fund                                            13,135,000          13,135
Frank Russell Investment Company Money Market
   Fund (N)                                         2,072,030           2,072
State Street Securities Lending
   Quality Trust (N)                                2,231,066           2,231
United States Treasury Bill (y)(s)
   0.930% due 06/10/04                                    800             799
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $18,237)                                                         18,237
                                                                 ------------

TOTAL INVESTMENTS - 101.7%
(identified cost $227,605)                                            250,123

OTHER ASSETS AND LIABILITIES,
NET - (1.7%)                                                           (4,266)
                                                                 ------------

NET ASSETS - 100.0%                                                   245,857
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 110  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 06/04 (25)                           7,191             (124)
S&P 500 E-Mini Index
   expiration date 06/04 (38)                           2,102              (64)
S&P 500 Index
   expiration date 06/04 (17)                           4,701             (151)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (339)
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Value Fund  111

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(y)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(o)   Forward commitment.
(p) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(O)   In default.
 # All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(Y) This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(B)   Illiquid security.
(z)   All or a portion of the shares of this security are on loan.
(y) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(N) The security is purchased with the cash collateral from the securities loaned.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PLN - Polish zloty
   AUD - Australian dollar                 HUF - Hungarian forint                  RUB - Russian ruble
   BRL - Brazilian real                    IDR - Indonesian rupiah                 SEK - Swedish krona
   CAD - Canadian dollar                   ILS - Israeli shekel                    SGD - Singapore dollar
   CHF - Swiss franc                       INR - Indian rupee                      SKK - Slovakian koruna
   CLP - Chilean peso                      ITL - Italian lira                      THB - Thai baht
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      TRL - Turkish lira
   COP - Colombian peso                    KES - Kenyan schilling                  TWD - Taiwanese dollar
   CRC - Costa Rica colon                  KRW - South Korean won                  USD - United States dollar
   CZK - Czech koruna                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   DKK - Danish krone                      MYR - Malaysian ringgit                 VND - Vietnamese dong
   EGP - Egyptian pound                    NZD - New Zealand dollar                ZAR - South African rand
   EUR - Euro                              PEN - Peruvian nouveau sol
   GBP - British pound sterling            PHP - Philippine peso

 112  Notes to Schedules of Investments

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2004 (UNAUDITED)

                                                             EQUITY I         EQUITY II          EQUITY Q         INTERNATIONAL
AMOUNTS IN THOUSANDS                                           FUND              FUND              FUND               FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                           $      676,133    $      886,547    $    1,156,906    $       1,430,544
---------------------------------------------------------------------------------------------------------------------------------
Investments, at market***                                        761,086         1,029,452         1,337,565            1,626,178
Cash                                                                  --                --                --                   --
Foreign currency holdings*                                            --                --                --                2,602
Unrealized appreciation on foreign currency exchange
   contracts                                                          --                --                --                1,668
Receivables:
      Dividends and interest                                         811               836             1,279                5,824
      Investments sold                                            11,047            10,102             3,725               38,484
      Fund shares sold                                             5,084             2,238             5,264                4,070
      Foreign taxes recoverable                                       --                --                --                  449
      From Advisor                                                    --                --                --                   --
      Daily variation margin on futures contracts                     --                --                --                   --
Prepaid expenses                                                      --                --                --                   --
Unrealized appreciation on index swap contracts                       --                --                --                   --
Interest rate swap contracts, at market value****                     --                --                --                   --
                                                          --------------    --------------    --------------    -----------------
Total assets                                                     778,028         1,042,628         1,347,833            1,679,275
                                                          --------------    --------------    --------------    -----------------

LIABILITIES
Payables:
      Due to Custodian                                                --                41                --                1,456
      Investments purchased                                       11,483            11,064             5,751               15,324
      Fund shares redeemed                                           273               364               871                  506
      Accrued fees to affiliates                                     478               755               751                  944
      Other accrued expenses                                          56                57                94                   20
      Daily variation margin on futures contracts                    208               503               363                  827
      Deferred tax liability                                          --                --                --                   35
Unrealized depreciation on foreign currency exchange
   contracts                                                          --                --                --                2,342
Options written, at market value**                                    --                --                --                2,636
Payable upon return of securities loaned                          13,727           122,386            37,535              378,057
Unrealized depreciation on index swap contracts                       --                --                --                   --
Interest rate swap contracts, at market value****                     --                --                --                   --
                                                          --------------    --------------    --------------    -----------------
Total liabilities                                                 26,225           135,170            45,365              402,147
                                                          --------------    --------------    --------------    -----------------

NET ASSETS                                                $      751,803    $      907,458    $    1,302,468    $       1,277,128
                                                          ==============    ==============    ==============    =================
Net Assets Consist of:
Undistributed (overdistributed) net investment income     $          407    $          565    $          700    $          (3,890)
Accumulated net realized gain (loss)                             (42,327)          101,497          (122,250)            (177,744)
Unrealized appreciation (depreciation) on:
      Investments                                                 84,953           142,905           180,659              195,634
      Futures contracts                                             (906)           (2,487)           (1,341)                 566
      Options written                                                 --                --                --                 (250)
      Index swap contracts                                            --                --                --                   --
      Interest rate swap contracts                                    --                --                --                   --
      Foreign currency-related transactions                           --                --                --                 (724)
Shares of beneficial interest                                        278               238               411                  381
Additional paid-in capital                                       709,398           664,740         1,244,289            1,263,155
                                                          --------------    --------------    --------------    -----------------
NET ASSETS                                                $      751,803    $      907,458    $    1,302,468    $       1,277,128
                                                          ==============    ==============    ==============    =================

See accompanying notes which are an integral part of the financial statements.

 114  Statement of Assets and Liabilities

    FIXED INCOME I    FIXED INCOME III    EMERGING MARKETS      REAL ESTATE      SHORT TERM BOND    SELECT GROWTH     SELECT VALUE
         FUND               FUND                FUND          SECURITIES FUND         FUND               FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------------
    $    1,678,223     $      478,413      $      406,393     $      808,450     $    1,056,978     $       98,898    $     227,605
-----------------------------------------------------------------------------------------------------------------------------------
         1,673,503            480,996             499,333          1,009,692          1,055,788            107,271          250,123
             6,689              6,291                  --                 --              5,882                 22               --
               436                193               4,969                 --                 70                 --               --
                --                  1                  81                 --                  1                 --               --
             8,994              2,742               1,838                913              5,838                 45              332
            67,080             18,518               3,804              6,419             23,409              1,208            1,311
             3,016              3,529               2,263              3,062              5,689                449              890
                --                 --                  --                 --                 --                 --               --
                --                 --                  --                 --                148                 65               10
               157                110                  --                 --                 52                 --                6
                --                 --                 101                 --                 --                 --               --
                --                 --                  --                 --                 --                 --               --
                --                 45                  --                 --                 61                 --               --
    --------------     --------------      --------------     --------------     --------------     --------------    -------------
         1,759,875            512,425             512,389          1,020,086          1,096,938            109,060          252,672
    --------------     --------------      --------------     --------------     --------------     --------------    -------------

                --                 --                 306                 --                 --                 --               --
           318,110             87,633               4,023              7,957             28,475              1,612            1,771
               853                397                 368              1,098              2,957                108              349
               334                207                 729              1,150                633                103              247
                60                 24                  66                  1                108                 16               72
                --                 --                 530                 --                 --                 45               73
                --                 --                 971                 --                 --                 --               --
                49                 32                 286                 --                 --                 --               --
                35                299               2,191                 --                 16                 --               --
           329,638             53,574              15,536             17,542                561              5,560            4,303
                --                179                  --                 --                 --                 --               --
                --                 50                  --                 --                109                 --               --
    --------------     --------------      --------------     --------------     --------------     --------------    -------------
           649,079            142,395              25,006             27,748             32,859              7,444            6,815
    --------------     --------------      --------------     --------------     --------------     --------------    -------------

    $    1,110,796     $      370,030      $      487,383     $      992,338     $    1,064,079     $      101,616    $     245,857
    ==============     ==============      ==============     ==============     ==============     ==============    =============
    $        1,468     $          887      $       (8,255)    $       (3,211)    $        1,593     $         (185)   $         138
            19,982                385             (96,975)            63,413                341            (22,588)         (24,070)
            (4,720)             2,583              92,940            201,242             (1,190)             8,373           22,518
            (1,140)              (979)             (1,145)                --               (354)               (59)            (339)
                35                 45              (1,065)                --                 14                 --               --
                --               (179)                 --                 --                 --                 --               --
                --               (155)                 --                 --               (388)                --               --
               (60)               (33)               (257)                --                 (5)                --               --
               521                356                 415                281                560                142              252
         1,094,710            367,120             501,725            730,613          1,063,508            115,933          247,358
    --------------     --------------      --------------     --------------     --------------     --------------    -------------
    $    1,110,796     $      370,030      $      487,383     $      992,338     $    1,064,079     $      101,616    $     245,857
    ==============     ==============      ==============     ==============     ==============     ==============    =============

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  115

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

                                                             EQUITY I         EQUITY II          EQUITY Q         INTERNATIONAL
                                                               FUND              FUND              FUND               FUND
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, offering and redemption price per
share:

   Net asset value per share: Class C*****                $           --    $           --    $           --    $              --
      Class C -- Net assets                               $           --    $           --    $           --    $              --
      Class C -- Shares outstanding ($.01 par value)                  --                --                --                   --

   Net asset value per share: Class E*****                $        27.03    $        38.07    $        31.65    $           33.53
      Class E -- Net assets                               $   32,264,026    $   69,958,630    $   47,606,071    $      33,323,663
      Class E -- Shares outstanding ($.01 par value)           1,193,782         1,837,805         1,504,016              993,901
   Net asset value per share: Class I*****                $        27.00    $        38.13    $        31.66    $           33.50
      Class I -- Net assets                               $  631,982,492    $  644,987,224    $  946,102,488    $     753,641,958
      Class I -- Shares outstanding ($.01 par value)          23,402,530        16,916,192        29,887,728           22,494,550
   Net asset value per share: Class S*****                $           --    $           --    $           --    $              --
      Class S -- Net assets                               $           --    $           --    $           --    $              --
      Class S -- Shares outstanding ($.01 par value)                  --                --                --                   --
   Net asset value per share: Class Y*****                $        27.00    $        38.14    $        31.65    $           33.49
      Class Y -- Net assets                               $   87,556,859    $  192,512,106    $  308,759,086    $     490,161,912
      Class Y -- Shares outstanding ($.01 par value)           3,243,347         5,047,995         9,755,481           14,634,269
---------------------------------------------------------------------------------------------------------------------------------
Amounts in thousands
*     Foreign currency holdings - cost                    $           --    $           --    $           --    $           2,624
**    Premiums received on options written                $           --    $           --    $           --    $           2,386
***   Securities on loan included in investments          $       13,385    $      119,061    $       36,564    $         361,123
****  Interest rate swap contracts - premiums paid
         (received)                                       $           --    $           --    $           --    $              --
***** Net Asset Value per share equals class level net
      assets divided by class level shares of
      beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 116  Statement of Assets and Liabilities

    FIXED INCOME I   FIXED INCOME III   EMERGING MARKETS     REAL ESTATE        SHORT TERM      SELECT GROWTH    SELECT VALUE
         FUND              FUND               FUND         SECURITIES FUND      BOND FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------
     $         --     $           --     $        11.43    $        34.74    $          18.98   $         6.89   $       9.67
     $         --     $           --     $   16,903,042    $   43,406,420    $     40,183,191   $    5,038,932   $ 14,359,405
               --                 --          1,478,686         1,249,389           2,117,465          731,021      1,485,585

     $      21.35     $        10.40     $        11.76    $        35.08    $          19.03   $         7.09   $       9.77
     $ 26,866,638     $    6,923,493     $   11,596,611    $   19,735,908    $     22,774,367   $    5,539,129   $  8,248,728
        1,258,672            665,532            986,235           562,547           1,196,503          781,405        844,254

     $      21.33     $        10.39     $           --    $           --    $             --   $         7.18   $       9.79
     $670,285,470     $  363,106,657     $           --    $           --    $             --   $   42,754,659   $ 83,734,330
       31,419,905         34,958,127                 --                --                  --        5,955,923      8,553,756

     $         --     $           --     $        11.75    $        35.36    $          19.01   $         7.16   $       9.77
     $         --     $           --     $  458,883,346    $  929,195,696    $  1,001,121,391   $   48,282,960   $139,515,028
               --                 --         39,045,972        26,276,926          52,664,727        6,745,839     14,273,287

     $      21.34     $           --     $           --    $           --    $             --   $           --   $         --
     $413,643,859     $           --     $           --    $           --    $             --   $           --   $         --
       19,380,950                 --                 --                --                  --               --             --
-----------------------------------------------------------------------------------------------------------------------------
     $        435     $          194     $        5,019    $           --    $             69   $           --   $         --
     $         70     $          344     $        1,126    $           --    $             30   $           --   $         --
     $    322,043     $       52,435     $       15,162    $       17,030    $            549   $        5,382   $      4,193
     $         --     $          150     $           --    $           --    $            340   $           --   $         --

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  117

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2004 (UNAUDITED)

                                               EQUITY I         EQUITY II          EQUITY Q         INTERNATIONAL
AMOUNTS IN THOUSANDS                             FUND              FUND              FUND               FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                             $        5,519    $        4,620    $       10,137    $          14,112
      Dividends from affiliated money
         market fund                                   186               207               211                  439
      Interest                                          16                13                11                   28
      Securities Lending Income                         32               214                30                  348
      Less foreign taxes withheld                       --                --                --               (1,530)
                                            --------------    --------------    --------------    -----------------
Total investment income                              5,753             5,054            10,389               13,397
                                            --------------    --------------    --------------    -----------------

EXPENSES
      Advisory fees                                  2,024             3,140             3,547                4,558
      Administrative fees                               --                --                --                   --
      Administrative fees - Class E                      8                13                12                    8
      Administrative fees - Class I                    153               162               223                  170
      Administrative fees - Class Y                      3                 8                19                   24
      Custodian fees                                   198               208               218                  757
      Distribution fees - Class C                       --                --                --                   --
      Transfer agent fees                               --                --                --                   --
      Transfer agent fees - Class C                     --                --                --                   --
      Transfer agent fees - Class E                      5                 8                 5                    4
      Transfer agent fees - Class I                    128               250               149                  136
      Transfer agent fees - Class S                     --                --                --                   --
      Transfer agent fees - Class Y                     --                --                 1                    1
      Professional fees                                 39                34                56                   71
      Registration fees                                 24                26                25                   27
      Shareholder servicing fees - Class
         C                                              --                --                --                   --
      Shareholder servicing fees - Class
         E                                              40                65                58                   38
      Shareholder servicing fees - Class
         S                                              --                --                --                   --
      Trustees' fees                                    11                14                22                   20
      Printing fees                                     13                15                28                   22
      LifePoints funds fees                             --                --                --                   --
      Miscellaneous                                     19                20                15                   40
                                            --------------    --------------    --------------    -----------------
      Expenses before reductions                     2,665             3,963             4,378                5,876
      Expense reductions                                --                --                --                   --
                                            --------------    --------------    --------------    -----------------
Net expenses                                         2,665             3,963             4,378                5,876
                                            --------------    --------------    --------------    -----------------
Net investment income (loss)                         3,088             1,091             6,011                7,521
                                            --------------    --------------    --------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                   60,560            84,432           118,465               67,773
      Futures contracts                              4,027             5,515             4,767               10,590
      Options written                                   --                --                --               (1,114)
      Index swap contracts                              --                --                --                   --
      Interest rate swap contracts                      --                --                --                   --
      Foreign currency-related
         transactions                                   --                 2                --                6,874
                                            --------------    --------------    --------------    -----------------
Net realized gain (loss)                            64,587            89,949           123,232               84,123
                                            --------------    --------------    --------------    -----------------
Net change in unrealized appreciation
   (depreciation) on:
      Investments                                  (28,666)          (43,442)          (62,525)              36,485
      Futures contracts                             (1,790)           (3,461)           (2,950)                (848)
      Options written                                   --                --                --                 (242)
      Index swap contracts                              --                --                --                   --
      Interest rate swap contracts                      --                --                --                   --
      Foreign currency-related
         transactions                                   --                --                --               (5,308)
                                            --------------    --------------    --------------    -----------------
Net change in unrealized appreciation
   (depreciation)                                  (30,456)          (46,903)          (65,475)              30,087
                                            --------------    --------------    --------------    -----------------
Net realized and unrealized gain (loss)             34,131            43,046            57,757              114,210
                                            --------------    --------------    --------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $       37,219    $       44,137    $       63,768    $         121,731
                                            ==============    ==============    ==============    =================

See accompanying notes which are an integral part of the financial statements.

 118  Statement of Operations

    FIXED INCOME I   FIXED INCOME III   EMERGING MARKETS     REAL ESTATE     SHORT TERM   SELECT GROWTH   SELECT VALUE
         FUND              FUND               FUND         SECURITIES FUND   BOND FUND        FUND            FUND
----------------------------------------------------------------------------------------------------------------------
    $           30   $             78   $          6,515   $        20,972   $       31   $         289   $      2,265
               475                389                113               131          284              30             59
            18,144              5,898                 10                --       13,244               2              5
                93                 18                  3                34            8              11             11
                --                 --             (2,736)               --           --              --            (12)
    --------------   ----------------   ----------------   ---------------   ----------   -------------   ------------
            18,742              6,383              3,905            21,137       13,567             332          2,328
    --------------   ----------------   ----------------   ---------------   ----------   -------------   ------------

             1,386                827              2,680             3,965        2,367             381            839
                --                 --                112               239          263              24             60
                 7                  2                 --                --           --              --             --
               163                 81                 --                --           --              --             --
                20                 --                 --                --           --              --             --
               238                148                503               108          152              75            134
                --                 --                 59               152          156              17             48
                --                 --                648               878          205              --             --
                --                 --                 --                --           --               6             19
                 4                  1                 --                --           --               4              8
                73                 74                 --                --           --              20             23
                --                 --                 --                --           --              28            136
                 1                 --                 --                --           --              --             --
                61                 24                 49                29           32              17             45
                35                 23                 22                27           34              16             16
                --                 --                 20                51           52               6             16
                34                  8                 14                24           27               6             10
                --                 --                 --                --           --              --             --
                18                  5                  9                15           16               1              3
                12                  4                 12                13           15              --              3
                --                 --                111               193          361              --             --
                 6                  4                 21                11           10              10             13
    --------------   ----------------   ----------------   ---------------   ----------   -------------   ------------
             2,058              1,201              4,260             5,705        3,690             611          1,373
                (3)                (5)                (1)               --         (296)            (94)           (14)
    --------------   ----------------   ----------------   ---------------   ----------   -------------   ------------
             2,055              1,196              4,259             5,705        3,394             517          1,359
    --------------   ----------------   ----------------   ---------------   ----------   -------------   ------------
            16,687              5,187               (354)           15,432       10,173            (185)           969
    --------------   ----------------   ----------------   ---------------   ----------   -------------   ------------

            12,896              3,269             44,759            27,291          886           5,128         14,080
             1,815              1,069                747                --          866             431          1,429
                99                 41              1,730                --           49              --             --
                --                243                 --                --           --              --             --
                --                 14                 --                --           --              --             --
              (549)              (375)               188                --           59              --             --
    --------------   ----------------   ----------------   ---------------   ----------   -------------   ------------
            14,261              4,261             47,424            27,291        1,860           5,559         15,509
    --------------   ----------------   ----------------   ---------------   ----------   -------------   ------------
           (16,687)            (3,929)            (5,143)           (4,157)      (5,051)         (4,661)         2,916
            (1,349)            (1,151)            (1,331)               --          (18)           (165)          (874)
                 7                 82             (1,036)               --          (34)             --             --
                --               (205)                --                --           --              --             --
                --               (155)                --                --         (388)             --             --
               432                233               (460)               --           (5)             --             --
    --------------   ----------------   ----------------   ---------------   ----------   -------------   ------------
           (17,597)            (5,125)            (7,970)           (4,157)      (5,496)         (4,826)         2,042
    --------------   ----------------   ----------------   ---------------   ----------   -------------   ------------
            (3,336)              (864)            39,454            23,134       (3,636)            733         17,551
    --------------   ----------------   ----------------   ---------------   ----------   -------------   ------------
    $       13,351   $          4,323   $         39,100   $        38,566   $    6,537   $         548   $     18,520
    ==============   ================   ================   ===============   ==========   =============   ============

  See accompanying notes which are an integral part of the financial statements.

                                                    Statement of Operations  119

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                       EQUITY I                                      EQUITY II
                                                         FUND                                          FUND
                                      ------------------------------------------    -------------------------------------------
                                          SIX MONTHS             FISCAL YEAR            SIX MONTHS             FISCAL YEAR
                                             ENDED                  ENDED                  ENDED                  ENDED
                                        APRIL 30, 2004           OCTOBER 31,          APRIL 30, 2004           OCTOBER 31,
AMOUNTS IN THOUSANDS                      (UNAUDITED)               2003                (UNAUDITED)                2003
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)    $             3,088    $             6,099    $             1,091    $              1,769
      Net realized gain (loss)                     64,587                   (785)                89,949                  65,064
      Net change in unrealized
         appreciation
         (depreciation)                           (30,456)               123,736                (46,903)                200,125
                                      -------------------    -------------------    -------------------    --------------------
Net increase (decrease) in net
   assets from operations                          37,219                129,050                 44,137                 266,958
                                      -------------------    -------------------    -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class C                                       --                     --                     --                      --
         Class E                                     (110)                  (168)                    --                     (96)
         Class I                                   (2,715)                (4,706)                  (774)                 (2,198)
         Class S                                       --                     --                     --                      --
         Class Y                                     (447)                  (634)                  (477)                   (926)
      From net realized gain
         Class C                                       --                     --                     --                      --
         Class E                                       --                     --                     --                      --
         Class I                                       --                     --                     --                      --
         Class S                                       --                     --                     --                      --
         Class Y                                       --                     --                     --                      --
                                      -------------------    -------------------    -------------------    --------------------
Net decrease in net assets from
   distributions                                   (3,272)                (5,508)                (1,251)                 (3,220)
                                      -------------------    -------------------    -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in
         net assets from share
         transactions                              15,623                (86,833)                21,272                 (58,035)
                                      -------------------    -------------------    -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN
   NET ASSETS                                      49,570                 36,709                 64,158                 205,703

NET ASSETS
      Beginning of period                         702,233                665,524                843,300                 637,597
                                      -------------------    -------------------    -------------------    --------------------
      End of period                   $           751,803    $           702,233    $           907,458    $            843,300
                                      ===================    ===================    ===================    ====================
      Undistributed
         (overdistributed) net
         investment income
         included in net assets       $               407    $               591    $               565    $                725

See accompanying notes which are an integral part of the financial statements.

 120  Statement of Changes in Net Assets

               EQUITY Q                      INTERNATIONAL                    FIXED INCOME I
                 FUND                             FUND                             FUND
    ------------------------------   ------------------------------   ------------------------------
      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
        ENDED            ENDED           ENDED            ENDED           ENDED            ENDED
    APRIL 30, 2004    OCTOBER 31,    APRIL 30, 2004    OCTOBER 31,    APRIL 30, 2004    OCTOBER 31,
     (UNAUDITED)         2003         (UNAUDITED)         2003         (UNAUDITED)         2003
----------------------------------------------------------------------------------------------------

    $       6,011    $      15,257   $       7,521    $      13,982   $      16,687    $      43,134
          123,232          (47,468)         84,123          (17,284)         14,261           40,799
          (65,475)         328,511          30,087          268,964         (17,597)         (22,967)
    -------------    -------------   -------------    -------------   -------------    -------------
           63,768          296,300         121,731          265,662          13,351           60,966
    -------------    -------------   -------------    -------------   -------------    -------------

               --               --              --               --              --               --
             (199)            (244)           (655)            (242)           (449)            (866)
           (4,684)          (7,473)        (15,369)          (9,263)        (11,697)         (22,683)
               --               --              --               --              --               --
           (1,795)          (6,173)        (14,741)          (7,406)         (7,898)         (16,653)
               --               --              --               --              --               --
               --               --              --               --            (809)            (593)
               --               --              --               --         (18,686)         (14,449)
               --               --              --               --              --               --
               --               --              --               --         (12,596)         (10,087)
    -------------    -------------   -------------    -------------   -------------    -------------
           (6,678)         (13,890)        (30,765)         (16,911)        (52,135)         (65,331)
    -------------    -------------   -------------    -------------   -------------    -------------

         (292,420)        (131,199)         (3,529)           5,229          83,124         (176,460)
    -------------    -------------   -------------    -------------   -------------    -------------

         (235,330)         151,211          87,437          253,980          44,340         (180,825)

        1,537,798        1,386,587       1,189,691          935,711       1,066,456        1,247,281
    -------------    -------------   -------------    -------------   -------------    -------------
    $   1,302,468    $   1,537,798   $   1,277,128    $   1,189,691   $   1,110,796    $   1,066,456
    =============    =============   =============    =============   =============    =============
    $         700    $       1,367   $      (3,890)   $      19,354   $       1,468    $       4,825

            FIXED INCOME III
                  FUND
     ------------------------------
       SIX MONTHS      FISCAL YEAR
         ENDED            ENDED
     APRIL 30, 2004    OCTOBER 31,
      (UNAUDITED)         2003
---
     $       5,187    $      11,378
             4,261           11,835
            (5,125)           3,093
     -------------    -------------
             4,323           26,306
     -------------    -------------
                --               --
              (154)            (212)
            (7,580)         (10,152)
                --               --
                --               --
                --               --
              (109)              --
            (4,989)              --
                --               --
                --               --
     -------------    -------------
           (12,832)         (10,364)
     -------------    -------------
            74,332          (24,197)
     -------------    -------------
            65,823           (8,255)
           304,207          312,462
     -------------    -------------
     $     370,030    $     304,207
     =============    =============
     $         887    $       3,434

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  121

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                             EMERGING MARKETS
                                                                                   FUND
                                                                -------------------------------------------
                                                                    SIX MONTHS             FISCAL YEAR
                                                                       ENDED                  ENDED
                                                                  APRIL 30, 2004           OCTOBER 31,
AMOUNTS IN THOUSANDS                                                (UNAUDITED)                2003
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                              $              (354)   $              4,051
      Net realized gain (loss)                                               47,424                  15,372
      Net change in unrealized appreciation (depreciation)                   (7,970)                116,104
                                                                -------------------    --------------------
Net increase (decrease) in net assets from operations                        39,100                 135,527
                                                                -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class C                                                               (309)                     --
         Class E                                                               (262)                    (10)
         Class I                                                                 --                      --
         Class S                                                            (11,244)                 (1,302)
         Class Y                                                                 --                      --
      From net realized gain
         Class C                                                                 --                      --
         Class E                                                                 --                      --
         Class I                                                                 --                      --
         Class S                                                                 --                      --
         Class Y                                                                 --                      --
                                                                -------------------    --------------------
Net decrease in net assets from distributions                               (11,815)                 (1,312)
                                                                -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share
       transactions                                                          51,634                    (986)
                                                                -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                  78,919                 133,229

NET ASSETS
      Beginning of period                                                   408,464                 275,235
                                                                -------------------    --------------------
      End of period                                             $           487,383    $            408,464
                                                                ===================    ====================
      Undistributed (overdistributed) net investment income
       included in net assets                                   $            (8,255)   $              3,914

See accompanying notes which are an integral part of the financial statements.

 122  Statement of Changes in Net Assets

        REAL ESTATE SECURITIES              SHORT TERM BOND                   SELECT GROWTH             SELECT VALUE
                 FUND                             FUND                             FUND                     FUND
    ------------------------------   ------------------------------   ------------------------------   --------------
      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS
        ENDED            ENDED           ENDED            ENDED           ENDED            ENDED           ENDED
    APRIL 30, 2004    OCTOBER 31,    APRIL 30, 2004    OCTOBER 31,    APRIL 30, 2004    OCTOBER 31,    APRIL 30, 2004
     (UNAUDITED)         2003         (UNAUDITED)         2003         (UNAUDITED)         2003         (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

    $      15,432    $      33,486   $      10,173    $      22,155   $        (185)   $        (242)  $         969
           27,291            2,082           1,860            9,015           5,559            1,315          15,509
           (4,157)         179,953          (5,496)          (9,543)         (4,826)          16,676           2,042
    -------------    -------------   -------------    -------------   -------------    -------------   -------------
           38,566          215,521           6,537           21,627             548           17,749          18,520
    -------------    -------------   -------------    -------------   -------------    -------------   -------------

             (764)            (839)           (142)            (466)             --               --              (8)
             (414)            (546)           (165)            (448)             --               --             (22)
               --               --              --               --              --               --            (384)
          (20,828)         (30,677)         (8,788)         (19,621)             --               --            (541)
               --               --              --               --              --               --              --
               (7)             (87)             --               --              --               --              --
               (4)             (45)             --               --              --               --              --
               --               --              --               --              --               --              --
             (175)          (2,473)             --               --              --               --              --
               --               --              --               --              --               --              --
    -------------    -------------   -------------    -------------   -------------    -------------   -------------
          (22,192)         (34,667)         (9,095)         (20,535)             --               --            (955)
    -------------    -------------   -------------    -------------   -------------    -------------   -------------

           96,081           74,523          46,655          385,285          18,514           18,110           7,559
    -------------    -------------   -------------    -------------   -------------    -------------   -------------

          112,455          255,377          44,097          386,377          19,062           35,859          25,124

          879,883          624,506       1,019,982          633,605          82,554           46,695         220,733
    -------------    -------------   -------------    -------------   -------------    -------------   -------------
    $     992,338    $     879,883   $   1,064,079    $   1,019,982   $     101,616    $      82,554   $     245,857
    =============    =============   =============    =============   =============    =============   =============
    $      (3,211)   $       3,364   $       1,593    $         515   $        (185)   $          --   $         138

     SELECT VALUE
         FUND
     -------------
      FISCAL YEAR
         ENDED
      OCTOBER 31,
         2003
---
     $         802
            (1,408)
            26,381
     -------------
            25,775
     -------------
                (3)
               (29)
              (310)
              (343)
                --
                --
                --
                --
                --
                --
     -------------
              (685)
     -------------
           123,293
     -------------
           148,383
            72,350
     -------------
     $     220,733
     =============
     $         124

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  123

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME (LOSS)(a)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
EQUITY I FUND
Class E
April 30, 2004*                                  25.75               .08               1.29           1.37
October 31, 2003                                 21.46               .15               4.28           4.43
October 31, 2002                                 25.25               .12              (3.69)         (3.57)
October 31, 2001                                 35.21               .15              (9.62)         (9.47)
October 31, 2000 (1)                             37.51               .11              (1.64)         (1.53)
December 31, 1999 (6)                            38.01               .13               3.11           3.24
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2004*                                  25.72               .11               1.29           1.40
October 31, 2003                                 21.44               .21               4.26           4.47
October 31, 2002                                 25.23               .19              (3.70)         (3.51)
October 31, 2001 (1)                             35.21               .22              (9.63)         (9.41)
October 31, 2000                                 37.46               .19              (1.63)         (1.44)
December 31, 1999                                35.17               .27               6.18           6.45
December 31, 1998                                30.51               .27               7.10           7.37
--------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2004*                                  25.72               .12               1.29           1.41
October 31, 2003                                 21.43               .23               4.27           4.50
October 31, 2002                                 25.24               .20              (3.71)         (3.51)
October 31, 2001                                 35.21               .23              (9.61)         (9.38)
October 31, 2000 (7)                             36.90               .14              (1.64)         (1.50)
--------------------------------------------------------------------------------------------------------------
EQUITY II FUND
Class E
April 30, 2004*                                  36.12               .01               1.94           1.95
October 31, 2003                                 25.54               .01              10.65          10.66
October 31, 2002                                 28.24               .02              (2.65)         (2.63)
October 31, 2001                                 38.33               .12              (5.36)         (5.24)
October 31, 2000 (1)                             35.71               .03               3.32           3.35
December 31, 1999 (6)                            31.37               .02               5.99           6.01
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2004*                                  36.19               .04               1.95           1.99
October 31, 2003                                 25.59               .06              10.66          10.72
October 31, 2002                                 28.29               .08              (2.65)         (2.57)
October 31, 2001                                 38.35               .18              (5.37)         (5.19)
October 31, 2000 (1)                             35.71               .11               3.33           3.44
December 31, 1999                                30.94               .10               6.68           6.78
December 31, 1998                                32.96               .09                .04            .13
--------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2004*                                  36.22               .07               1.94           2.01
October 31, 2003                                 25.61               .10              10.67          10.77
October 31, 2002                                 28.32               .12              (2.65)         (2.53)
October 31, 2001                                 38.35               .20              (5.35)         (5.15)
October 31, 2000 (7)                             38.89               .11               (.55)          (.44)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-----------------------------------------------------------------------------------------
EQUITY I FUND
Class E
April 30, 2004*                                 (.09)                --             --
October 31, 2003                                (.14)                --             --
October 31, 2002                                (.16)                --           (.06)
October 31, 2001                                (.13)              (.36)            --
October 31, 2000 (1)                            (.14)              (.63)            --
December 31, 1999 (6)                           (.12)             (3.62)            --
-----------------------------------------------------------------------------------------
Class I
April 30, 2004*                                 (.12)                --             --
October 31, 2003                                (.19)                --             --
October 31, 2002                                (.20)                --           (.08)
October 31, 2001 (1)                            (.21)              (.36)            --
October 31, 2000                                (.18)              (.63)            --
December 31, 1999                               (.28)             (3.88)            --
December 31, 1998                               (.27)             (2.44)            --
-----------------------------------------------------------------------------------------
Class Y
April 30, 2004*                                 (.13)                --             --
October 31, 2003                                (.21)                --             --
October 31, 2002                                (.22)                --           (.08)
October 31, 2001                                (.23)              (.36)            --
October 31, 2000 (7)                            (.19)                --             --
-----------------------------------------------------------------------------------------
EQUITY II FUND
Class E
April 30, 2004*                                   --                 --             --
October 31, 2003                                (.08)                --             --
October 31, 2002                                (.07)                --             --
October 31, 2001                                (.07)             (4.78)            --
October 31, 2000 (1)                            (.02)              (.71)            --
December 31, 1999 (6)                           (.01)             (1.66)            --
-----------------------------------------------------------------------------------------
Class I
April 30, 2004*                                 (.05)                --             --
October 31, 2003                                (.12)                --             --
October 31, 2002                                (.13)                --             --
October 31, 2001                                (.09)             (4.78)            --
October 31, 2000 (1)                            (.09)              (.71)            --
December 31, 1999                               (.10)             (1.91)            --
December 31, 1998                               (.10)             (2.05)            --
-----------------------------------------------------------------------------------------
Class Y
April 30, 2004*                                 (.09)                --             --
October 31, 2003                                (.16)                --             --
October 31, 2002                                (.18)                --             --
October 31, 2001                                (.10)             (4.78)            --
October 31, 2000 (7)                            (.10)                --             --
-----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 124  Financial Highlights

                                                                                        %
                              $                                     $           RATIO OF EXPENSES
           $           NET ASSET VALUE,          %              NET ASSETS         TO AVERAGE
         TOTAL              END OF             TOTAL          END OF PERIOD        NET ASSETS
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)             NET(c)(f)
-------------------------------------------------------------------------------------------------
          (.09)              27.03               5.32              32,264              .96
          (.14)              25.75              20.79              32,632              .99
          (.22)              21.46             (14.26)             19,476              .98
          (.49)              25.25             (27.13)             30,646              .92
          (.77)              35.21              (4.02)             43,171              .96
         (3.74)              37.51               8.97              49,284              .95
-------------------------------------------------------------------------------------------------
          (.12)              27.00               5.49             631,982              .72
          (.19)              25.72              21.02             580,055              .75
          (.28)              21.44             (14.04)            588,901              .74
          (.57)              25.23             (26.98)            813,827              .71
          (.81)              35.21              (3.80)          1,456,456              .69
         (4.16)              37.46              18.98           1,632,783              .69
         (2.71)              35.17              25.10           1,381,704              .70
-------------------------------------------------------------------------------------------------
          (.13)              27.00               5.53              87,557              .64
          (.21)              25.72              21.09              89,546              .66
          (.30)              21.43             (13.96)             57,147              .64
          (.59)              25.24             (26.93)            146,156              .62
          (.19)              35.21              (4.03)             37,101              .62
-------------------------------------------------------------------------------------------------
            --               38.07               5.37              69,959             1.10
          (.08)              36.12              41.88              46,901             1.12
          (.07)              25.54              (9.37)             25,874             1.12
         (4.85)              28.24             (14.86)             29,647             1.08
          (.73)              38.33               9.49              35,498             1.13
         (1.67)              35.71              19.55              33,525             1.17
-------------------------------------------------------------------------------------------------
          (.05)              38.13               5.49             644,987              .90
          (.12)              36.19              42.08             606,333              .94
          (.13)              25.59              (9.17)            464,113              .92
         (4.87)              28.29             (14.69)            584,718              .90
          (.80)              38.35               9.73             769,096              .88
         (2.01)              35.71              22.60             752,530              .92
         (2.15)              30.94                .70             533,819              .91
-------------------------------------------------------------------------------------------------
          (.09)              38.14               5.53             192,512              .78
          (.16)              36.22              42.34             190,066              .81
          (.18)              25.61              (9.07)            147,610              .79
         (4.88)              28.32             (14.59)            126,876              .78
          (.10)              38.35              (1.15)             50,112              .78
-------------------------------------------------------------------------------------------------

             %                   %
     RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          TO AVERAGE          PORTFOLIO
         GROSS(c)          NET ASSETS(c)     TURNOVER RATE(b)
-------------------------------------------------------------
             .96                 .60               74.87
             .99                 .68              115.73
             .98                 .49              130.46
             .92                 .51              144.94
             .96                 .38              144.37
             .95                 .57              111.56
-------------------------------------------------------------
             .72                 .84               74.87
             .75                 .92              115.73
             .74                 .74              130.46
             .71                 .72              144.94
             .69                 .64              144.37
             .69                 .72              111.56
             .70                 .82              100.68
-------------------------------------------------------------
             .64                 .92               74.87
             .66                1.00              115.73
             .64                 .85              130.46
             .62                 .81              144.94
             .67                 .65              144.37
-------------------------------------------------------------
            1.10                 .05               59.46
            1.12                 .04              132.27
            1.12                 .07              126.57
            1.09                 .37              134.79
            1.13                 .10              137.51
            1.17                 .09              111.89
-------------------------------------------------------------
             .90                 .23               59.46
             .94                 .22              132.27
             .92                 .27              126.57
             .90                 .55              134.79
             .88                 .35              137.51
             .92                 .31              111.89
             .91                 .29              128.87
-------------------------------------------------------------
             .78                 .34               59.46
             .81                 .36              132.27
             .79                 .41              126.57
             .79                 .65              134.79
             .83                 .51              137.51
-------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  125

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME (LOSS)(a)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
EQUITY Q FUND
Class E
April 30, 2004*                                  30.10               .11               1.57           1.68
October 31, 2003                                 24.90               .22               5.18           5.40
October 31, 2002                                 29.75               .17              (4.81)         (4.64)
October 31, 2001                                 40.70               .20              (9.75)         (9.55)
October 31, 2000 (1)                             41.58               .13               (.12)           .01
December 31, 1999 (6)                            42.99               .14               4.35           4.49
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2004*                                  30.10               .14               1.59           1.73
October 31, 2003                                 24.89               .27               5.19           5.46
October 31, 2002                                 29.75               .24              (4.82)         (4.58)
October 31, 2001                                 40.69               .26              (9.72)         (9.46)
October 31, 2000 (1)                             41.55               .22               (.11)           .11
December 31, 1999                                40.22               .34               8.03           8.37
December 31, 1998                                35.90               .32               8.53           8.85
--------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2004*                                  30.09               .16               1.58           1.74
October 31, 2003                                 24.89               .30               5.17           5.47
October 31, 2002                                 29.75               .27              (4.82)         (4.55)
October 31, 2001                                 40.69               .28              (9.71)         (9.43)
October 31, 2000 (8)                             42.29               .16              (1.54)         (1.38)
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND
Class E
April 30, 2004*                                  31.22               .16               2.89           3.05
October 31, 2003                                 24.71               .30               6.59           6.89
October 31, 2002                                 28.34               .16              (3.75)         (3.59)
October 31, 2001                                 39.51               .28              (9.53)         (9.25)
October 31, 2000 (1)                             46.68               .53              (6.26)         (5.73)
December 31, 1999 (6)                            39.07               .24               9.73           9.97
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2004*                                  31.20               .20               2.89           3.09
October 31, 2003                                 24.74               .36               6.53           6.89
October 31, 2002                                 28.38               .26              (3.78)         (3.52)
October 31, 2001                                 39.60               .34              (9.52)         (9.18)
October 31, 2000 (1)                             46.67               .64              (6.27)         (5.63)
December 31, 1999                                38.03               .43              10.93          11.36
December 31, 1998                                34.60               .52               4.10           4.62
--------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2004*                                  31.21               .19               2.91           3.10
October 31, 2003                                 24.75               .38               6.54           6.92
October 31, 2002                                 28.42               .32              (3.83)         (3.51)
October 31, 2001                                 39.62               .46              (9.60)         (9.14)
October 31, 2000 (7)                             46.09               .46              (6.93)         (6.47)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
EQUITY Q FUND
Class E
April 30, 2004*                                 (.13)                --             --
October 31, 2003                                (.20)                --             --
October 31, 2002                                (.21)                --             --
October 31, 2001                                (.17)             (1.23)            --
October 31, 2000 (1)                            (.13)              (.76)            --
December 31, 1999 (6)                           (.24)             (5.66)            --
----------------------------------------------------------------------------------------
Class I
April 30, 2004*                                 (.17)                --             --
October 31, 2003                                (.25)                --             --
October 31, 2002                                (.28)                --             --
October 31, 2001                                (.25)             (1.23)            --
October 31, 2000 (1)                            (.21)              (.76)            --
December 31, 1999                               (.38)             (6.66)            --
December 31, 1998                               (.32)             (4.21)            --
----------------------------------------------------------------------------------------
Class Y
April 30, 2004*                                 (.18)                --             --
October 31, 2003                                (.27)                --             --
October 31, 2002                                (.31)                --             --
October 31, 2001                                (.28)             (1.23)            --
October 31, 2000 (8)                            (.22)                --             --
----------------------------------------------------------------------------------------
INTERNATIONAL FUND
Class E
April 30, 2004*                                 (.74)                --             --
October 31, 2003                                (.38)                --             --
October 31, 2002                                (.04)                --             --
October 31, 2001                                  --              (1.92)            --
October 31, 2000 (1)                              --              (1.44)            --
December 31, 1999 (6)                           (.38)             (1.98)            --
----------------------------------------------------------------------------------------
Class I
April 30, 2004*                                 (.79)                --             --
October 31, 2003                                (.43)                --             --
October 31, 2002                                (.12)                --             --
October 31, 2001                                (.12)             (1.92)            --
October 31, 2000 (1)                              --              (1.44)            --
December 31, 1999                               (.48)             (2.24)            --
December 31, 1998                               (.59)              (.60)            --
----------------------------------------------------------------------------------------
Class Y
April 30, 2004*                                 (.82)                --             --
October 31, 2003                                (.46)                --             --
October 31, 2002                                (.16)                --             --
October 31, 2001                                (.14)             (1.92)            --
October 31, 2000 (7)                              --                 --             --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 126  Financial Highlights


                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
          (.13)              31.65               5.60              47,606
          (.20)              30.10              21.76              40,924
          (.21)              24.90             (15.70)             17,503
         (1.40)              29.75             (23.98)             21,979
          (.89)              40.70                .17              25,205
         (5.90)              41.58              11.01              30,746
-----------------------------------------------------------------------------
          (.17)              31.66               5.72             946,103
          (.25)              30.10              22.04             822,548
          (.28)              24.89             (15.50)            854,495
         (1.48)              29.75             (23.82)            983,176
          (.97)              40.69                .40           1,355,536
         (7.04)              41.55              21.96           1,363,336
         (4.53)              40.22              25.98           1,175,900
-----------------------------------------------------------------------------
          (.18)              31.65               5.79             308,759
          (.27)              30.09              22.13             674,326
          (.31)              24.89             (15.41)            514,589
         (1.51)              29.75             (23.74)            456,512
          (.22)              40.69              (3.21)             38,812
-----------------------------------------------------------------------------
          (.74)              33.53               9.89              33,324
          (.38)              31.22              28.33              24,163
          (.04)              24.71             (12.68)             11,965
         (1.92)              28.34             (24.54)             19,449
         (1.44)              39.51             (12.59)             25,984
         (2.36)              46.68              25.87              30,541
-----------------------------------------------------------------------------
          (.79)              33.50              10.02             753,642
          (.43)              31.20              28.37             597,650
          (.12)              24.74             (12.46)            527,791
         (2.04)              28.38             (24.37)            658,920
         (1.44)              39.60             (12.38)          1,104,284
         (2.72)              46.67              30.46           1,263,676
         (1.19)              38.03              13.52           1,013,679
-----------------------------------------------------------------------------
          (.82)              33.49              10.08             490,162
          (.46)              31.21              28.51             567,878
          (.16)              24.75             (12.42)            395,955
         (2.06)              28.42             (24.26)            386,538
            --               39.62             (14.04)             78,103
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(f)           GROSS(c)          NET ASSETS(c)     TURNOVER RATE(b)
---------------------------------------------------------------------------------
            .93                  .93                 .68               56.12
            .94                  .94                 .80              114.72
            .94                  .94                 .58               71.16
            .89                  .89                 .58               79.24
            .95                  .96                 .39               59.91
            .94                  .94                 .55               90.16
---------------------------------------------------------------------------------
            .69                  .69                 .90               56.12
            .72                  .72                1.02              114.72
            .70                  .70                 .82               71.16
            .70                  .70                 .77               79.24
            .68                  .68                 .66               59.91
            .69                  .69                 .80               90.16
            .69                  .69                 .85               74.56
---------------------------------------------------------------------------------
            .61                  .61                1.04               56.12
            .63                  .63                1.10              114.72
            .60                  .60                 .93               71.16
            .61                  .61                 .86               79.24
            .61                  .66                 .68               59.91
---------------------------------------------------------------------------------
           1.17                 1.17                 .94               36.65
           1.26                 1.26                1.14               79.40
           1.31                 1.32                 .57               87.84
           1.26                 1.26                 .82              111.84
           1.28                 1.28                1.50              105.17
           1.27                 1.27                 .92              118.99
---------------------------------------------------------------------------------
            .93                  .93                1.19               36.65
           1.06                 1.06                1.38               79.40
           1.07                 1.07                 .92               87.84
           1.06                 1.06                1.00              111.84
           1.00                 1.00                1.76              105.17
           1.00                 1.00                1.07              118.99
            .98                  .98                1.38               64.47
---------------------------------------------------------------------------------
            .85                  .85                1.13               36.65
            .96                  .96                1.45               79.40
            .97                  .97                1.12               87.84
            .96                  .96                1.40              111.84
            .91                  .94                1.85              105.17
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  127

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME (LOSS)(a)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
FIXED INCOME I FUND
Class E
April 30, 2004*                                  22.12                .30              (.05)           .25
October 31, 2003                                 22.15                .72               .36           1.08
October 31, 2002                                 22.32                .90(g)            .17(g)        1.07
October 31, 2001                                 20.79               1.19              1.58           2.77
October 31, 2000 (1)                             20.30               1.07               .40           1.47
December 31, 1999 (6)                            21.25                .74              (.81)          (.07)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2004*                                  22.11                .32              (.04)           .28
October 31, 2003                                 22.15                .78               .35           1.13
October 31, 2002                                 22.32                .96(g)            .17(g)        1.13
October 31, 2001                                 20.79               1.24              1.58           2.82
October 31, 2000 (1)                             20.27               1.13               .39           1.52
December 31, 1999                                21.76               1.28             (1.50)          (.22)
December 31, 1998                                21.51               1.32               .45           1.77
--------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2004*                                  22.12                .34              (.06)           .28
October 31, 2003                                 22.16                .79               .36           1.15
October 31, 2002                                 22.32                .98(g)            .18(g)        1.16
October 31, 2001                                 20.79               1.23              1.61           2.84
October 31, 2000 (7)                             20.61                .81               .37           1.18
--------------------------------------------------------------------------------------------------------------
FIXED INCOME III FUND
Class E
April 30, 2004*                                  10.67                .15               .01            .16
October 31, 2003                                 10.11                .38               .52            .90
October 31, 2002                                 10.37                .40(g)           (.05)(g)        .35
October 31, 2001                                  9.77                .57               .61           1.18
October 31, 2000 (1)                              9.61                .51               .11            .62
December 31, 1999 (6)                            10.12                .35              (.43)          (.08)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2004*                                  10.65                .16               .02            .18
October 31, 2003                                 10.09                .40               .52            .92
October 31, 2002                                 10.36                .42(g)           (.06)(g)        .36
October 31, 2001                                  9.76                .59               .63           1.22
October 31, 2000 (1)                              9.59                .53               .11            .64
December 31, 1999                                10.22                .59              (.62)          (.03)
December 31, 1998                                10.42                .62               .08            .70
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
FIXED INCOME I FUND
Class E
April 30, 2004*                                  (.36)            (.66)             --
October 31, 2003                                 (.67)            (.44)             --
October 31, 2002                                 (.97)            (.27)             --
October 31, 2001                                (1.24)              --              --
October 31, 2000 (1)                             (.98)              --              --
December 31, 1999 (6)                            (.88)              --              --
----------------------------------------------------------------------------------------
Class I
April 30, 2004*                                  (.40)            (.66)             --
October 31, 2003                                 (.73)            (.44)             --
October 31, 2002                                (1.03)            (.27)             --
October 31, 2001                                (1.29)              --              --
October 31, 2000 (1)                            (1.00)              --              --
December 31, 1999                               (1.25)            (.02)             --
December 31, 1998                               (1.31)            (.21)             --
----------------------------------------------------------------------------------------
Class Y
April 30, 2004*                                  (.40)            (.66)             --
October 31, 2003                                 (.75)            (.44)             --
October 31, 2002                                (1.05)            (.27)             --
October 31, 2001                                (1.31)              --              --
October 31, 2000 (7)                            (1.00)              --              --
----------------------------------------------------------------------------------------
FIXED INCOME III FUND
Class E
April 30, 2004*                                  (.25)            (.18)             --
October 31, 2003                                 (.34)              --              --
October 31, 2002                                 (.61)              --              --
October 31, 2001                                 (.58)              --              --
October 31, 2000 (1)                             (.46)              --              --
December 31, 1999 (6)                            (.43)              --              --
----------------------------------------------------------------------------------------
Class I
April 30, 2004*                                  (.26)            (.18)             --
October 31, 2003                                 (.36)              --              --
October 31, 2002                                 (.63)              --              --
October 31, 2001                                 (.62)              --              --
October 31, 2000 (1)                             (.47)              --              --
December 31, 1999                                (.60)              --              --
December 31, 1998                                (.62)            (.28)             --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 128  Financial Highlights


                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
         (1.02)             21.35               1.09               26,867
         (1.11)             22.12               5.01               27,009
         (1.24)             22.15               5.10               27,576
         (1.24)             22.32              13.72               35,123
          (.98)             20.79               7.36               33,322
          (.88)             20.30               (.32)              35,950
-----------------------------------------------------------------------------
         (1.06)             21.33               1.25              670,285
         (1.17)             22.11               5.26              639,846
         (1.30)             22.15               5.38              713,210
         (1.29)             22.32              13.98              827,324
         (1.00)             20.79               7.63              902,895
         (1.27)             20.27              (1.04)           1,051,362
         (1.52)             21.76               8.37              978,491
-----------------------------------------------------------------------------
         (1.06)             21.34               1.28              413,644
         (1.19)             22.12               5.33              399,601
         (1.32)             22.16               5.50              506,495
         (1.31)             22.32              14.07              520,186
         (1.00)             20.79               5.89              144,049
-----------------------------------------------------------------------------
          (.43)             10.40               1.47                6,923
          (.34)             10.67               9.05                6,481
          (.61)             10.11               3.61                5,912
          (.58)             10.37              12.47                6,037
          (.46)              9.77               6.55                5,362
          (.43)              9.61               (.83)               2,367
-----------------------------------------------------------------------------
          (.44)             10.39               1.67              363,107
          (.36)             10.65               9.27              297,726
          (.63)             10.09               3.84              306,550
          (.62)             10.36              12.76              408,341
          (.47)              9.76               6.75              456,160
          (.60)              9.59               (.29)             467,268
          (.90)             10.22               6.80              462,190
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(f)           GROSS(c)          NET ASSETS(c)     TURNOVER RATE(b)
---------------------------------------------------------------------------------
            .65                 .65                2.74                68.95
            .67                 .67                3.25               184.29
            .64                 .66                4.17(g)            165.28
            .61                 .61                5.51               188.97
            .67                 .68                6.31               117.94
            .66                 .66                5.79               138.69
---------------------------------------------------------------------------------
            .39                 .39                2.99                68.95
            .41                 .41                3.50               184.29
            .38                 .38                4.42(g)            165.28
            .39                 .39                5.75               188.97
            .40                 .40                6.59               117.94
            .39                 .39                6.05               138.69
            .39                 .39                6.03               226.70
---------------------------------------------------------------------------------
            .32                 .32                3.06                68.95
            .35                 .35                3.53               184.29
            .31                 .31                4.45(g)            165.28
            .32                 .32                5.62               188.97
            .32                 .34                6.63               117.94
---------------------------------------------------------------------------------
            .96                 .96                2.92                90.69
           1.00                1.00                3.61               266.11
            .97                 .98                4.00(g)            231.09
            .93                 .94                5.66               165.41
            .99                1.15                6.37               108.08
            .94                 .94                5.63               131.38
---------------------------------------------------------------------------------
            .72                 .72                3.14                90.69
            .78                 .78                3.83               266.11
            .76                 .76                4.22(g)            231.09
            .72                 .72                5.87               165.41
            .73                 .74                6.58               108.08
            .69                 .69                5.91               131.38
            .67                 .67                5.91               342.49
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  129

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME (LOSS)(a)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
April 30, 2004*                                  10.68              (.07)              1.06            .99
October 31, 2003                                  7.22               .02               3.44           3.46
October 31, 2002                                  6.89              (.09)               .42            .33
October 31, 2001                                  9.15              (.04)             (2.22)         (2.26)
October 31, 2000 (1)                             12.47              (.10)             (3.20)         (3.30)
December 31, 1999 (3)                             8.07              (.12)              4.57           4.45
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  10.98              (.02)              1.09           1.07
October 31, 2003                                  7.41               .09               3.49           3.58
October 31, 2002                                  7.01              (.02)               .42            .40
October 31, 2001                                  9.24               .02              (2.25)         (2.23)
October 31, 2000 (1)                             12.51              (.03)             (3.20)         (3.23)
December 31, 1999                                 8.48              (.04)              4.14           4.10
December 31, 1998 (2)                             7.37              (.02)              1.13           1.11
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  10.98              (.01)              1.09           1.08
October 31, 2003                                  7.43               .11               3.48           3.59
October 31, 2002                                  7.05                --(e)             .40            .40
October 31, 2001                                  9.25               .04              (2.24)         (2.20)
October 31, 2000 (1)                             12.52                --(e)           (3.21)         (3.21)
December 31, 1999                                 8.48               .03               4.10           4.13
December 31, 1998                                11.79               .12              (3.35)         (3.23)
--------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
April 30, 2004*                                  33.94               .39               1.10           1.49
October 31, 2003                                 26.52              1.11               7.53           8.64
October 31, 2002                                 26.97              1.07               (.01)          1.06
October 31, 2001                                 25.93              1.16               1.02           2.18
October 31, 2000 (1)                             22.69               .84               3.11           3.95
December 31, 1999 (3)                            24.13              1.08              (1.06)           .02
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  34.24               .63               1.12           1.65
October 31, 2003                                 26.72              1.34               7.60           8.94
October 31, 2002                                 27.14              1.32               (.06)          1.26
October 31, 2001                                 26.07              1.38               1.03           2.41
October 31, 2000 (1)                             22.76               .98               3.14           4.12
December 31, 1999                                24.27              1.28              (1.24)           .04
December 31, 1998                                31.02              1.26              (6.12)         (4.86)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  34.51               .59               1.11           1.70
October 31, 2003                                 26.89              1.42               7.67           9.09
October 31, 2002                                 27.31              1.41               (.06)          1.35
October 31, 2001                                 26.22              1.46               1.03           2.49
October 31, 2000 (1)                             22.86              1.04               3.15           4.19
December 31, 1999                                24.44              1.30              (1.20)           .10
December 31, 1998                                30.86              1.34              (6.13)         (4.79)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
April 30, 2004*                                  (.24)              --              --
October 31, 2003                                   --               --              --
October 31, 2002                                   --               --              --
October 31, 2001                                   --               --              --
October 31, 2000 (1)                             (.02)              --              --
December 31, 1999 (3)                            (.05)              --              --
----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  (.29)              --              --
October 31, 2003                                 (.01)              --              --
October 31, 2002                                   --               --              --
October 31, 2001                                   --               --              --
October 31, 2000 (1)                             (.04)              --              --
December 31, 1999                                (.07)              --              --
December 31, 1998 (2)                              --               --              --
----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  (.31)              --              --
October 31, 2003                                 (.04)              --              --
October 31, 2002                                 (.02)              --              --
October 31, 2001                                   --               --              --
October 31, 2000 (1)                             (.06)              --              --
December 31, 1999                                (.09)              --              --
December 31, 1998                                (.08)              --              --
----------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
April 30, 2004*                                  (.68)            (.01)             --
October 31, 2003                                (1.11)            (.11)             --
October 31, 2002                                (1.51)              --              --
October 31, 2001                                (1.14)              --              --
October 31, 2000 (1)                             (.71)              --              --
December 31, 1999 (3)                           (1.46)              --              --
----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  (.80)            (.01)             --
October 31, 2003                                (1.31)            (.11)             --
October 31, 2002                                (1.68)              --              --
October 31, 2001                                (1.34)              --              --
October 31, 2000 (1)                             (.81)              --              --
December 31, 1999                               (1.55)              --              --
December 31, 1998                               (1.43)            (.46)             --
----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  (.84)            (.01)             --
October 31, 2003                                (1.36)            (.11)             --
October 31, 2002                                (1.77)              --              --
October 31, 2001                                (1.40)              --              --
October 31, 2000 (1)                             (.83)              --              --
December 31, 1999                               (1.68)              --              --
December 31, 1998                               (1.17)            (.46)             --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 130  Financial Highlights


                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
          (.24)              11.43               9.50             16,903
            --               10.68              47.58             12,306
            --                7.22               4.94              5,194
            --                6.89             (24.70)             2,377
          (.02)               9.15             (26.51)             2,228
          (.05)              12.47              55.43              1,631
-----------------------------------------------------------------------------
          (.29)              11.76               9.86             11,597
          (.01)              10.98              48.39              9,598
            --                7.41               5.71              6,478
            --                7.01             (24.13)             6,959
          (.04)               9.24             (25.90)             6,388
          (.07)              12.51              48.71              6,314
            --                8.48              15.06                 39
-----------------------------------------------------------------------------
          (.31)              11.75               9.99            458,883
          (.04)              10.98              48.27            386,560
          (.02)               7.43               5.91            263,563
            --                7.05             (23.89)           273,486
          (.06)               9.25             (25.79)           359,201
          (.09)              12.52              49.03            430,794
          (.08)               8.48             (27.57)           294,349
-----------------------------------------------------------------------------
          (.69)              34.74               4.19             43,406
         (1.22)              33.94              33.23             32,784
         (1.51)              26.52               3.56             15,712
         (1.14)              26.97               8.41              5,718
          (.71)              25.93              17.54              3,393
         (1.46)              22.69                .19              1,771
-----------------------------------------------------------------------------
          (.81)              35.08               4.60             19,736
         (1.42)              34.24              34.21             16,651
         (1.68)              26.72               4.27             10,661
         (1.34)              27.14               9.23             11,415
          (.81)              26.07              18.24              9,094
         (1.55)              22.76                .30              7,134
         (1.89)              24.27             (16.25)               843
-----------------------------------------------------------------------------
          (.85)              35.36               4.71            929,196
         (1.47)              34.51              34.58            830,448
         (1.77)              26.89               4.55            598,133
         (1.40)              27.31               9.48            607,280
          (.83)              26.22              18.53            669,529
         (1.68)              22.86                .55            589,300
         (1.63)              24.44             (15.94)           576,326
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(f)           GROSS(c)          NET ASSETS(c)     TURNOVER RATE(b)
---------------------------------------------------------------------------------
           2.79                 2.79               (1.12)             35.94
           3.09                 3.09                 .19              95.13
           3.12                 3.12               (1.08)             90.21
           3.08                 3.09                (.55)             83.74
           2.91                 2.92               (1.02)             73.11
           2.91                 2.91               (1.23)             94.85
---------------------------------------------------------------------------------
           2.03                 2.03                (.37)             35.94
           2.36                 2.37                1.02              95.13
           2.38                 2.38                (.29)             90.21
           2.33                 2.33                 .21              83.74
           2.16                 2.17                (.30)             73.11
           2.17                 2.17                (.40)             94.85
             --(d)                --(d)               --(d)           59.35
---------------------------------------------------------------------------------
           1.79                 1.79                (.11)             35.94
           2.11                 2.11                1.30              95.13
           2.14                 2.14                (.02)             90.21
           2.09                 2.09                 .44              83.74
           1.91                 1.92                (.02)             73.11
           1.91                 1.91                 .26              94.85
           1.75                 1.75                1.20              59.35
---------------------------------------------------------------------------------
           2.11                 2.11                2.13              13.76
           2.20                 2.30                3.67              46.09
           2.19                 2.59                3.74              67.70
           2.17                 2.17                4.20              44.50
           2.16                 2.16                4.06              53.30
           2.14                 2.14                5.12              42.69
---------------------------------------------------------------------------------
           1.37                 1.37                2.88              13.76
           1.43                 1.62                4.46              46.09
           1.46                 1.82                4.54              67.70
           1.42                 1.42                4.96              44.50
           1.41                 1.41                4.78              53.30
           1.39                 1.39                5.42              42.69
           1.47                 1.47                4.90              42.58
---------------------------------------------------------------------------------
           1.10                 1.10                3.16              13.76
           1.18                 1.18                4.66              46.09
           1.19                 1.19                4.82              67.70
           1.17                 1.18                5.19              44.50
           1.16                 1.16                5.00              53.30
           1.14                 1.14                5.41              42.69
           1.05                 1.05                4.93              42.58
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  131

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME (LOSS)(a)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Class C
April 30, 2004*                                  19.01               .09               (.06)           .03
October 31, 2003                                 18.98               .31                .06            .37
October 31, 2002                                 19.01               .56                .13            .69
October 31, 2001                                 18.23               .85                .89           1.74
October 31, 2000 (1)                             18.13               .79                .04            .83
December 31, 1999 (5)                            18.36               .68               (.31)           .37
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  19.08               .16               (.06)           .10
October 31, 2003                                 19.04               .48                .03            .51
October 31, 2002                                 19.02               .77                .06            .83
October 31, 2001                                 18.24              1.02                .85           1.87
October 31, 2000 (1)                             18.08               .88                .07            .95
December 31, 1999 (4)                            18.51               .80               (.34)           .46
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  19.05               .19               (.06)           .13
October 31, 2003                                 19.01               .52                .03            .55
October 31, 2002                                 18.99               .80                .08            .88
October 31, 2001                                 18.22              1.07                .83           1.90
October 31, 2000 (1)                             18.03               .91                .09           1.00
December 31, 1999                                18.46               .90               (.36)           .54
December 31, 1998                                18.35               .99                .11           1.10
--------------------------------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
April 30, 2004*                                   6.85              (.05)               .09            .04
October 31, 2003                                  5.23              (.09)              1.71           1.62
October 31, 2002                                  6.65              (.10)             (1.32)         (1.42)
October 31, 2001 (9)                             10.00              (.08)             (3.27)         (3.35)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                   7.03              (.02)               .08            .06
October 31, 2003                                  5.31              (.04)              1.76           1.72
October 31, 2002                                  6.68              (.04)             (1.33)         (1.37)
October 31, 2001 (9)                             10.00              (.02)             (3.30)         (3.32)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2004*                                   7.10              (.01)               .09            .08
October 31, 2003                                  5.35              (.02)              1.77           1.75
October 31, 2002                                  6.71              (.02)             (1.34)         (1.36)
October 31, 2001 (9)                             10.00                --(e)           (3.29)         (3.29)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                   7.08              (.01)               .09            .08
October 31, 2003                                  5.34              (.02)              1.76           1.74
October 31, 2002                                  6.71              (.02)             (1.35)         (1.37)
October 31, 2001 (9)                             10.00                --(e)           (3.29)         (3.29)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Class C
April 30, 2004*                                  (.06)              --              --
October 31, 2003                                 (.34)              --              --
October 31, 2002                                 (.72)              --              --
October 31, 2001                                 (.96)              --              --
October 31, 2000 (1)                             (.73)              --              --
December 31, 1999 (5)                            (.60)              --              --
----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                  (.15)              --              --
October 31, 2003                                 (.47)              --              --
October 31, 2002                                 (.81)              --              --
October 31, 2001                                (1.09)              --              --
October 31, 2000 (1)                             (.79)              --              --
December 31, 1999 (4)                            (.89)              --              --
----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                  (.17)              --              --
October 31, 2003                                 (.51)              --              --
October 31, 2002                                 (.86)              --              --
October 31, 2001                                (1.13)              --              --
October 31, 2000 (1)                             (.81)              --              --
December 31, 1999                                (.97)              --              --
December 31, 1998                                (.99)              --              --
----------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
April 30, 2004*                                    --               --              --
October 31, 2003                                   --               --              --
October 31, 2002                                   --               --              --
October 31, 2001 (9)                               --               --              --
----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                    --               --              --
October 31, 2003                                   --               --              --
October 31, 2002                                   --               --              --
October 31, 2001 (9)                               --               --              --
----------------------------------------------------------------------------------------
Class I
April 30, 2004*                                    --               --              --
October 31, 2003                                   --               --              --
October 31, 2002                                   --               --              --
October 31, 2001 (9)                               --               --              --
----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                    --               --              --
October 31, 2003                                   --               --              --
October 31, 2002                                   --               --              --
October 31, 2001 (9)                               --               --              --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 132  Financial Highlights


                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
          (.06)             18.98                 .18              40,183
          (.34)             19.01                1.97              41,644
          (.72)             18.98                3.73              16,294
          (.96)             19.01                9.77               1,709
          (.73)             18.23                4.67                 672
          (.60)             18.13                2.02                 801
-----------------------------------------------------------------------------
          (.15)             19.03                 .51              22,774
          (.47)             19.08                2.70              20,274
          (.81)             19.04                4.53              17,516
         (1.09)             19.02               10.54              17,685
          (.79)             18.24                5.36               9,898
          (.89)             18.08                2.53               8,693
-----------------------------------------------------------------------------
          (.17)             19.01                 .67           1,001,121
          (.51)             19.05                2.95             958,064
          (.86)             19.01                4.81             599,795
         (1.13)             18.99               10.76             401,137
          (.81)             18.22                5.64             422,884
          (.97)             18.03                3.03             447,590
          (.99)             18.46                6.09             260,539
-----------------------------------------------------------------------------
            --               6.89                 .44               5,039
            --               6.85               31.17               3,265
            --               5.23              (21.35)              1,341
            --               6.65              (33.50)              1,017
-----------------------------------------------------------------------------
            --               7.09                 .85               5,539
            --               7.03               32.39               4,865
            --               5.31              (20.51)              2,814
            --               6.68              (33.20)              2,714
-----------------------------------------------------------------------------
            --               7.18                1.13              42,755
            --               7.10               32.71              32,003
            --               5.35              (20.27)             18,150
            --               6.71              (32.90)             21,044
-----------------------------------------------------------------------------
            --               7.16                1.13              48,283
            --               7.08               32.58              42,421
            --               5.34              (20.42)             24,389
            --               6.71              (32.90)             24,072
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(f)           GROSS(c)          NET ASSETS(c)     TURNOVER RATE(b)
---------------------------------------------------------------------------------
           1.60                1.66                  .98               50.44
           1.56                1.72                 1.63              187.92
           1.52                1.70                 3.08              163.86
           1.52                1.66                 4.72              260.94
           1.64                1.66                 5.01               92.31
           1.72                1.72                 4.41              177.08
---------------------------------------------------------------------------------
            .85                 .91                 1.73               50.44
            .80                 .97                 2.52              187.92
            .77                 .96                 4.04              163.86
            .77                 .91                 5.48              260.94
            .89                 .91                 5.77               92.31
            .97                 .97                 5.05              177.08
---------------------------------------------------------------------------------
            .60                 .66                 1.98               50.44
            .56                 .72                 2.70              187.92
            .52                 .71                 4.26              163.86
            .52                 .67                 5.76              260.94
            .64                 .66                 6.00               92.31
            .74                 .74                 5.22              177.08
            .66                 .66                 5.37              129.85
---------------------------------------------------------------------------------
           2.20                2.35                (1.50)              79.46
           2.20                2.74                (1.57)             149.76
           2.11                2.82                (1.53)             212.37
           2.17                2.97                (1.32)             169.36
---------------------------------------------------------------------------------
           1.35                1.50                 (.65)              79.46
           1.26                1.79                 (.62)             149.76
           1.16                1.87                 (.58)             212.37
           1.29                2.05                 (.45)             169.36
---------------------------------------------------------------------------------
            .95                1.21                 (.25)              79.46
            .93                1.58                 (.31)             149.76
            .89                1.65                 (.31)             212.37
            .89                1.75                 (.03)             169.36
---------------------------------------------------------------------------------
           1.06                1.22                 (.37)              79.46
           1.03                1.56                 (.40)             149.76
            .97                1.68                 (.39)             212.37
            .94                1.74                 (.09)             169.36
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  133

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED       FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
April 30, 2004*                                   8.97              (.01)               .72            .71
October 31, 2003                                  7.41              (.01)              1.58           1.57
October 31, 2002                                  8.51              (.02)             (1.07)         (1.09)
October 31, 2001 (9)                             10.00                --(e)           (1.48)         (1.48)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2004*                                   9.05               .03                .72            .75
October 31, 2003                                  7.46               .06               1.58           1.64
October 31, 2002                                  8.53               .06              (1.07)         (1.01)
October 31, 2001 (9)                             10.00               .05              (1.48)         (1.43)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2004*                                   9.07               .05                .72            .77
October 31, 2003                                  7.46               .08               1.61           1.69
October 31, 2002                                  8.54               .08              (1.07)          (.99)
October 31, 2001 (9)                             10.00               .09              (1.48)         (1.39)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2004*                                   9.05               .04                .72            .76
October 31, 2003                                  7.45               .07               1.60           1.67
October 31, 2002                                  8.53               .07              (1.07)         (1.00)
October 31, 2001 (9)                             10.00               .08              (1.48)         (1.40)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
April 30, 2004*                                 (.01)               --              --
October 31, 2003                                (.01)               --              --
October 31, 2002                                (.01)               --              --
October 31, 2001 (9)                            (.01)               --              --
----------------------------------------------------------------------------------------
Class E
April 30, 2004*                                 (.03)               --              --
October 31, 2003                                (.05)               --              --
October 31, 2002                                (.06)               --              --
October 31, 2001 (9)                            (.04)               --              --
----------------------------------------------------------------------------------------
Class I
April 30, 2004*                                 (.05)               --              --
October 31, 2003                                (.08)               --              --
October 31, 2002                                (.09)               --              --
October 31, 2001 (9)                            (.07)               --              --
----------------------------------------------------------------------------------------
Class S
April 30, 2004*                                 (.04)               --              --
October 31, 2003                                (.07)               --              --
October 31, 2002                                (.08)               --              --
October 31, 2001 (9)                            (.07)               --              --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 134  Financial Highlights


                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(b)            (000)
-----------------------------------------------------------------------------
          (.01)               9.67               7.88             14,359
          (.01)               8.97              21.19              9,972
          (.01)               7.41             (12.82)             2,061
          (.01)               8.51             (14.76)             1,844
-----------------------------------------------------------------------------
          (.03)               9.77               8.37              8,249
          (.05)               9.05              22.01              7,778
          (.06)               7.46             (11.86)             3,314
          (.04)               8.53             (14.33)             3,155
-----------------------------------------------------------------------------
          (.05)               9.79               8.58             83,734
          (.08)               9.07              22.60             74,600
          (.09)               7.46             (11.72)            35,169
          (.07)               8.54             (13.92)            28,983
-----------------------------------------------------------------------------
          (.04)               9.77               8.39            139,515
          (.07)               9.05              22.53            128,383
          (.08)               7.45             (11.78)            31,806
          (.07)               8.53             (14.04)            31,288
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(c)(f)           GROSS(c)          NET ASSETS(c)     TURNOVER RATE(b)
---------------------------------------------------------------------------------
           2.23                 2.23                (.29)              51.30
           2.15                 2.42                (.12)             105.71
           2.00                 2.40                (.27)              92.95
           2.00                 2.64                  --               71.75
---------------------------------------------------------------------------------
           1.37                 1.37                 .57               51.30
           1.21                 1.48                 .77              105.71
           1.04                 1.43                 .70               92.95
           1.25                 1.85                 .76               71.75
---------------------------------------------------------------------------------
            .95                  .99                 .99               51.30
            .90                 1.23                1.12              105.71
            .79                 1.22                 .95               92.95
            .79                 1.48                1.25               71.75
---------------------------------------------------------------------------------
           1.12                 1.12                 .82               51.30
           1.01                 1.28                1.03              105.71
            .87                 1.27                 .86               92.95
            .86                 1.50                1.18               71.75
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  135

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
*     For the six months ended April 30, 2004 (Unaudited).
(1)   For the ten months ended October 31, 2000.
(2)   For the period September 22, 1998 (commencement of sale) to December 31,
      1998.
(3)   For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(4)   For the period February 18, 1999 (commencement of sale) to December 31,
      1999.
(5)   For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(6)   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(7)   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(8)   For the period March 30, 2000 (commencement of sale) to October 31, 2000.
(9) For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d) The ratio for the period ended December 31, 1998 is not meaningful due to the Class's short period of operation.
(e)   Less than $.01 per share.
(f) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(g) As a result of a revision to reflect accretion of market discount or premium, certain amounts for the fiscal year ended October 31, 2002 have been reclassified from what was previously reported. The reclassification has no impact on the net assets of the fund. The impact of this change is as follows:

                                                                     RATIO OF NET
                                                   NET REALIZED    INVESTMENT INCOME
                                 NET INVESTMENT   AND UNREALIZED      TO AVERAGE
                                 INCOME (LOSS)     GAIN (LOSS)        NET ASSETS
                                       $                $                  %
------------------------------------------------------------------------------------
Fixed Income I Fund - Class E          .03             (.03)              .12
Fixed Income I Fund - Class I          .02             (.02)              .13
Fixed Income I Fund - Class Y          .03             (.03)              .14
Fixed Income III Fund - Class E       (.03)             .03              (.29)
Fixed Income III Fund - Class I       (.03)             .03              (.28)

See accompanying notes which are an integral part of the financial statements.

 136  Notes to Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios referred to as "Funds." These financial statements report on eleven Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, if there were no sales on that day, at the last reported price, on the primary exchange on which the security is traded.

   Fixed-income securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

   Futures contracts are valued on the basis of the last sale price. Exchange listed futures contracts are valued on a basis of the last quoted daily settlement prices established by the exchange on which they trade. If there were no sales, futures are valued at the last reported bid price.

   Investments in other mutual funds are valued at their net asset value per share, calculated at the close of business.

   The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   International equity securities traded on a foreign national securities exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   Short-term investments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the U.S. markets. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the U.S. Markets and would therefore not be reflected in the computation of a portfolio's net asset value. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

                                              Notes to Financial Statements  137

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Reclassification of financial information

   As a result of a revision to reflect accretion of market discount or premium, certain amounts for the fiscal year ended October 31, 2002 have been reclassified from what was previously reported as follows: net investment income for the Fixed Income I Fund increased $2,252,686 with a corresponding decrease to net unrealized gain (loss); net investment income for the Fixed Income III Fund decreased $235,990 with a corresponding increase to net unrealized gain (loss); and net investment income for the Short Term Bond Fund increased $485,704 with a corresponding decrease to net unrealized gain
   (loss). These reclassifications have no impact on the net assets of the Funds.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

   Dividends and distributions to shareholders

   For all Funds, income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the international Funds, and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, capital loss carryforwards and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Funds offer the following classes of shares: Class C, Class E, Class I, Class S and Class Y. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

 138  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Short Term Bond, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2004, are presented on the Schedule of Investments for the applicable Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term

                                              Notes to Financial Statements  139

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The domestic and international equity Funds utilize futures contracts to equitize uninvested cash balances. Fixed Income III Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Equity I, Equity II, Equity Q, International, Fixed Income I, Fixed Income III, Emerging Markets, Short Term Bond, Select Growth, and Select Value Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as

 140  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Investments in emerging markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2004, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

FUNDS                         PURCHASES             SALES
---------------------------------------------------------------
Equity I                   $    550,828,653    $    536,427,934
Equity II                       516,017,135         509,415,422
Equity Q                        710,803,280       1,012,426,916
International                   435,026,416         442,817,405
Fixed Income I                  306,737,221         310,425,736
Fixed Income III                120,283,573         998,187,018

---------------------------------------------------------------
FUNDS                         PURCHASES             SALES
Emerging Markets           $    173,137,976    $    151,447,327
Real Estate Securities          233,861,802         133,171,649
Short-Term Bond                 263,378,375         221,811,600
Select Growth                    88,990,149          70,505,873
Select Value                    130,540,446         117,086,411

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

   FUNDS                                     PURCHASES            SALES
   --------------------------------------------------------------------------
   Fixed Income I                         $    495,631,712   $    483,499,485
   Fixed Income III                            146,279,024        148,540,816
   Short Term Bond                             175,546,908        172,282,228

   Written Options Contracts

   Fund transactions in written options contracts for the period ended April 30, 2004 were as follows:

                                                                INTERNATIONAL                           FIXED INCOME I
                                                        NUMBER OF            PREMIUMS           NUMBER OF            PREMIUMS
                                                        CONTRACTS            RECEIVED           CONTRACTS            RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2003                                   174    $        706,738                 111    $         72,592
   Opened                                                       1,578          17,096,662                 182             119,619
   Closed                                                      (1,523)        (15,417,191)               (121)            (69,299)
   Expired                                                         --                  --                 (81)            (53,393)
                                                     ----------------    ----------------    ----------------    ----------------
   Outstanding April 30, 2004                                     229    $      2,386,209                  91    $         69,519
                                                     ================    ================    ================    ================

                                              Notes to Financial Statements  141

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                               FIXED INCOME III                        EMERGING MARKETS
                                                        NUMBER OF            PREMIUMS           NUMBER OF            PREMIUMS
                                                        CONTRACTS            RECEIVED           CONTRACTS            RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2003                                    38    $        315,845                 297    $        858,702
   Opened                                                         107              79,014                 940           2,432,863
   Closed                                                         (70)            (43,050)               (839)         (2,165,921)
   Expired                                                        (12)             (7,955)                 --                  --
                                                     ----------------    ----------------    ----------------    ----------------
   Outstanding April 30, 2004                                      63    $        343,854                 398    $      1,125,644
                                                     ================    ================    ================    ================

                                                      SHORT TERM BOND
                                               NUMBER OF            PREMIUMS
                                               CONTRACTS            RECEIVED
   -----------------------------------------------------------------------------
   Outstanding October 31, 2003                            2    $         48,509
   Opened                                                 28              30,217
   Closed                                                 --                  --
   Expired                                               (2)            (48,509)
                                            ----------------    ----------------
   Outstanding April 30, 2004                             28    $         30,217
                                            ================    ================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of April 30, 2004, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                            VALUE OF              VALUE OF
        FUNDS          SECURITIES ON LOAN        COLLATERAL
----------------------------------------------------------------
Equity I               $        13,384,771   $        13,727,384
Equity II                      119,060,774           122,385,607
Equity Q                        36,564,482            37,535,436
International                  361,123,363           378,057,292
Fixed Income I                 322,043,370           329,638,438
Fixed Income III                52,434,924            53,573,887

----------------------------------------------------------------
                            VALUE OF              VALUE OF
        FUNDS          SECURITIES ON LOAN        COLLATERAL
Emerging Markets       $        15,161,693   $        15,536,438
Real Estate
  Securities                    17,029,884            17,541,869
Short Term Bond                    548,965               560,647
Select Growth                    5,382,208             5,559,702
Select Value                     4,193,304             4,303,096

 142  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   As of April 30, 2004, the cash collateral received for the securities on loan are invested as follows:

                                                STATE STREET
                                             SECURITIES LENDING
        FUNDS           FRIC MONEY MARKET     QUALITY TRUST (1)
----------------------------------------------------------------
Equity I               $         6,610,022   $         7,117,363
Equity II                       58,931,220            63,454,387
Equity Q                        18,074,095            19,461,342
International                  182,042,464           196,014,828
Fixed Income I                 158,727,777           170,910,661
Fixed Income III                25,796,943            27,776,944

----------------------------------------------------------------
                                                STATE STREET
                                             SECURITIES LENDING
        FUNDS           FRIC MONEY MARKET     QUALITY TRUST (1)
Emerging Markets       $         7,481,118   $         8,055,319
Real Estate
  Securities                     8,446,775             9,095,094
Short Term Bond                    269,963               290,684
Select Growth                    2,677,113             2,882,590
Select Value                     2,072,030             2,231,066

   (1) The State Street Securities Lending Quality Trust investment balance includes pending items that account for the difference between the total amount invested and the total cash collateral amount.

   As of April 30, 2004, the non-cash collateral received for the securities on loan in the following funds was:

                                             NON-CASH
                                            COLLATERAL
                   FUNDS                      VALUE           NON-CASH COLLATERAL HOLDING
   -----------------------------------------------------------------------------------------
   International                            $1,430,687      Pool of US Government securities

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives), and a portion of the collateral received from the Investment Company's securities lending program in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein). As of April 30, 2004, $954,911,226 of the Money Market Fund's net assets represents investments by these Funds, and $1,354,842,879 represents the investments of other affiliated Funds not presented herein.

   The advisory and administrative fees (excluding Class Y administrative fees) are based upon the average daily net assets of each Fund and the rates specified in the table below. Class Y shares pay administrative fees to FRIMCo at cost. The advisory and administrative fees are payable monthly and total $25,714,605 and $1,772,579 respectively, for the period ended April 30, 2004.

                                         ANNUAL RATE
                                  ADVISOR       ADMINISTRATOR
--------------------------------------------------------------
Equity I                             .55%             .05%
Equity II                            .70              .05
Equity Q                             .55              .05
International                        .70              .05
Fixed Income I                       .25              .05
Fixed Income III                     .50              .05

--------------------------------------------------------------
                                         ANNUAL RATE
                                  ADVISOR       ADMINISTRATOR
Emerging Markets                    1.15%             .05%
Real Estate Securities               .80              .05
Short Term Bond                      .45              .05
Select Growth                        .80              .05
Select Value                         .70              .05

   From November 1, 2003 through February 29, 2004 the advisor has contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.52% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for that period was $293,361. There were no reimbursements for that period.

   For the Select Growth Fund, the Advisor has contractually agreed to waive up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of

                                              Notes to Financial Statements  143

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended April 30, 2004 was $93,777. There were no reimbursements for the period ended April 30, 2004.

   For the Select Value Fund, the Advisor has contractually agreed to waive up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended April 30, 2004 was $14,248. There were no reimbursements for the period ended April 30, 2004.

   The advisor does not have the ability to recover amounts waived or reimbursed from previous periods.

   Special Service Charge

   A special servicing agreement was entered into in February 1999 by the Advisor and approved annually by the Funds' Board of Trustees. The special servicing agreement is between the Fund of Funds (a group of five LifePoints Funds and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed below, the "Underlying Funds," in which the Fund of Funds invest. In accordance with the special services agreement, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings appear in the form of reduced transfer agent costs resulting from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. Rather than having each investor open a shareholder account to invest individually in the Underlying Funds, the Fund of Funds act as omnibus accounts combining thousands of individual shareholder accounts into a single account. This benefits the Underlying Funds, by significantly reducing the number of shareholder accounts that need to be maintained, and by the omnibus accounts' netting out the trades of individual shareholders to a point where the Fund of Funds only execute one trade each day with each Underlying Fund. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds.

   For the period ended April 30, 2004, the special servicing expense charged to the Underlying Funds amounted to:

                                               AMOUNT
             UNDERLYING FUNDS                   PAID
   -------------------------------------------------------
   Emerging Markets                       $        111,400
   Real Estate Securities                          193,264
   Short Term Bond                                 361,487

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2004, the Fund's custodian fees were reduced by the following amounts under these arrangements:

                                           CUSTODY CREDIT
                  FUNDS                        AMOUNT
---------------------------------------------------------
Equity I                                   $          452
Equity II                                             462
Equity Q                                              268
International                                         407
Fixed Income I                                      3,006
Fixed Income III                                    5,246

---------------------------------------------------------
                                           CUSTODY CREDIT
                  FUNDS                        AMOUNT
Emerging Markets                           $        1,032
Real Estate Securities                                139
Short Term Bond                                     2,335
Select Growth                                          80
Select Value                                          167

 144  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Analytic services

   Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the Advisor. Total fees for the Funds reported herein for the period ended April 30, 2004 was $83,988.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the Funds reported herein for the period ended April 30, 2004 were $2,814,213.

   In addition, FRIMCo has contractually agreed to waive a portion of its transfer agency fees to the extent that those fees would affect "Other Expenses" of certain Funds by one basis point or more. The total transfer agent fee waivers for the period ended April 30, 2004 were as follows:

                                               TA FEE
                   FUNDS                   WAIVER AMOUNT
   -------------------------------------------------------
   Select Growth                          $         19,875
   Select Value                                     14,248

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C and Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C and Class E shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

   Brokerage commissions

   The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Amounts retained by Frank Russell Securities, Inc. for the period ended April 30, 2004 were as follows:

   Brokerage commissions

             FUNDS                    AMOUNT
------------------------------------------------
Equity I                          $       19,916
Equity II                                 38,472
Equity Q                                     202
International                             79,354

------------------------------------------------
             FUNDS                    AMOUNT
Emerging Markets                  $       47,905
Real Estate Securities                    10,284
Select Growth                              4,301
Select Value                              11,148

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

                                              Notes to Financial Statements  145

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 Funds, and Russell Investment Funds ("RIF"), which has 5 Funds. Each of the Trustees is a Trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

5. FEDERAL INCOME TAXES

   At October 31, 2003, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

          FUNDS              10/31/04           10/31/05           10/31/06           10/31/07
   -----------------------------------------------------------------------------------------------
   Equity I              $             --   $             --   $             --   $             --
   Equity II                           --                 --                 --                 --
   Equity Q                            --                 --                 --                 --
   International                       --                 --                 --                 --
   Emerging Markets                    --                 --         50,206,158         30,325,300
   Real Estate
      Securities                       --                 --                 --                 --
   Short Term Bond                     --                 --                 --                 --
   Select Growth                       --                 --                 --                 --
   Select Value                        --                 --                 --         18,997,330

          FUNDS              10/31/08           10/31/09           10/31/10           10/31/11            TOTALS
   ------------------------------------------------------------------------------------------------------------------
   Equity I              $             --   $    125,599,690   $     63,611,111   $             --   $    189,210,801
   Equity II                           --                 --            706,113                 --            706,113
   Equity Q                            --        106,032,081        163,631,602         50,810,166        320,473,849
   International                       --        161,745,343        136,895,382         26,373,087        325,013,812
   Emerging Markets             6,163,374         62,678,057         24,430,000                 --        173,802,889
   Real Estate
      Securities                       --                 --                 --            482,634            482,634
   Short Term Bond              2,566,255                 --                 --                 --          2,566,255
   Select Growth                       --         15,155,988         14,206,106            245,281         29,607,375
   Select Value                   451,724          6,893,154         10,022,818            972,824         37,337,850

   At April 30, 2004, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                                         EQUITY I          EQUITY II           EQUITY Q
   --------------------------------------------------------------------------------------------------------
   Cost of Investments                               $    680,646,629   $    889,010,590   $  1,161,709,030
                                                     ================   ================   ================
   Unrealized Appreciation                                 92,686,684        170,971,430        197,421,202
   Unrealized Depreciation                                (12,246,950)       (30,530,252)       (21,564,524)
                                                     ----------------   ----------------   ----------------
   Net Unrealized Appreciation (Depreciation)        $     80,439,734   $    140,441,178   $    175,856,678
                                                     ================   ================   ================

 146  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                      INTERNATIONAL      FIXED INCOME I    FIXED INCOME III   EMERGING MARKETS
   ---------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                               $  1,439,569,669   $  1,679,407,821   $    478,639,270   $    414,520,881
                                                     ================   ================   ================   ================
   Unrealized Appreciation                                214,330,915         13,729,262          6,177,058         99,346,791
   Unrealized Depreciation                                (27,722,557)       (19,633,796)        (3,820,764)       (14,534,427)
                                                     ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation (Depreciation)        $    186,608,358   $     (5,904,534)  $      2,356,294   $     84,812,364
                                                     ================   ================   ================   ================

                                                       REAL ESTATE
                                                        SECURITIES      SHORT TERM BOND     SELECT GROWTH       SELECT VALUE
   ---------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                               $    808,644,840   $  1,056,797,995   $     99,221,503   $    228,043,329
                                                     ================   ================   ================   ================
   Unrealized Appreciation                                207,488,005          4,655,192         11,070,172         26,295,632
   Unrealized Depreciation                                 (6,440,897)        (6,274,363)        (3,020,587)        (4,216,339)
                                                     ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation (Depreciation)        $    201,047,108   $     (1,619,171)  $      8,049,585   $     22,079,293
                                                     ================   ================   ================   ================

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the period ended April 30, 2004 and the year ended October 31, 2003 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   EQUITY I                                       -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 167                 650   $           4,554   $          14,997
      Proceeds from reinvestment of
         distributions                                            4                   7                 104                 159
      Payments for shares redeemed                             (244)               (298)             (6,611)             (6,840)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   (73)                359              (1,953)              8,316
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               5,182               6,950             142,098             156,562
      Proceeds from reinvestment of
         distributions                                           92                 186               2,469               4,240
      Payments for shares redeemed                           (4,420)            (12,058)           (120,456)           (271,340)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   854              (4,922)             24,111            (110,538)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                                  23               2,025                 595              44,342
      Proceeds from reinvestment of
         distributions                                           17                  28                 447                 634
      Payments for shares redeemed                             (279)             (1,237)             (7,577)            (29,587)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (239)                816              (6,535)             15,389
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 542              (3,747)  $          15,623   $         (86,833)
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  147

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   EQUITY II                                      -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 796                 750   $          31,803   $          21,475
      Proceeds from reinvestment of
         distributions                                           --                   4                  --                  95
      Payments for shares redeemed                             (256)               (469)             (9,889)            (13,915)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   540                 285              21,914               7,655
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               2,598               6,027             101,494             169,020
      Proceeds from reinvestment of
         distributions                                           19                  77                 720               2,020
      Payments for shares redeemed                           (2,454)             (7,489)            (95,148)           (214,439)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   163              (1,385)              7,066             (43,399)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                                  57                 946               2,241              23,754
      Proceeds from reinvestment of
         distributions                                           13                  35                 477                 926
      Payments for shares redeemed                             (269)             (1,497)            (10,426)            (46,971)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (199)               (516)             (7,708)            (22,291)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 504              (1,616)  $          21,272   $         (58,035)
                                                  =================   =================   =================   =================

   EQUITY Q
      Class E
      Proceeds from shares sold                                 341               1,113   $          10,784   $          29,266
      Proceeds from reinvestment of
         distributions                                            6                   9                 191                 234
      Payments for shares redeemed                             (203)               (465)             (6,497)            (12,126)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   144                 657               4,478              17,374
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               6,135               9,979             196,765             261,969
      Proceeds from reinvestment of
         distributions                                          137                 260               4,271               6,940
      Payments for shares redeemed                           (3,714)            (17,235)           (117,986)           (451,836)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,558              (6,996)             83,050            (182,927)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                               1,116               6,484              33,815             168,475
      Proceeds from reinvestment of
         distributions                                           58                 230               1,795               6,173
      Payments for shares redeemed                          (13,830)             (4,977)           (415,558)           (140,294)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               (12,656)              1,737            (379,948)             34,354
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              (9,954)             (4,602)  $        (292,420)  $        (131,199)
                                                  =================   =================   =================   =================

 148  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   INTERNATIONAL                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 341               1,085   $          11,404   $          27,724
      Proceeds from reinvestment of
         distributions                                           20                  10                 638                 235
      Payments for shares redeemed                             (141)               (805)             (4,774)            (20,590)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   220                 290               7,268               7,369
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               5,584               9,216             187,583             234,553
      Proceeds from reinvestment of
         distributions                                          439                 361              14,030               8,741
      Payments for shares redeemed                           (2,681)            (11,757)            (88,867)           (303,209)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,342              (2,180)            112,746             (59,915)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                                 122               3,767               4,087             102,649
      Proceeds from reinvestment of
         distributions                                          399                 306              12,741               7,406
      Payments for shares redeemed                           (4,082)             (1,873)           (140,371)            (52,280)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (3,561)              2,200            (123,543)             57,775
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                   1                 310   $          (3,529)  $           5,229
                                                  =================   =================   =================   =================

   FIXED INCOME I
      Class E
      Proceeds from shares sold                                 176                 442   $           3,800   $           9,824
      Proceeds from reinvestment of
         distributions                                           55                  62               1,178               1,350
      Payments for shares redeemed                             (193)               (528)             (4,177)            (11,736)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    38                 (24)                801                (562)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               6,851               8,984             148,825             199,624
      Proceeds from reinvestment of
         distributions                                        1,300               1,556              27,834              34,071
      Payments for shares redeemed                           (5,670)            (13,801)           (123,201)           (306,712)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,481              (3,261)             53,458             (73,017)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                               2,789              18,619              61,101             412,252
      Proceeds from reinvestment of
         distributions                                          957               1,220              20,494              26,740
      Payments for shares redeemed                           (2,434)            (24,630)            (52,730)           (541,873)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,312              (4,791)             28,865            (102,881)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               3,831              (8,076)  $          83,124   $        (176,460)
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  149

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   FIXED INCOME III                               -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 140                 404   $           1,466   $           4,261
      Proceeds from reinvestment of
         distributions                                           21                  17                 220                 177
      Payments for shares redeemed                             (102)               (399)             (1,075)             (4,223)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    59                  22                 611                 215
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                              10,135              10,228             106,810             107,732
      Proceeds from reinvestment of
         distributions                                        1,177                 961              12,232               9,979
      Payments for shares redeemed                           (4,301)            (13,612)            (45,321)           (142,123)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 7,011              (2,423)             73,721             (24,412)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               7,070              (2,401)  $          74,332   $         (24,197)
                                                  =================   =================   =================   =================

   EMERGING MARKETS
      Class C
      Proceeds from shares sold                                 431               1,750   $           5,041   $          14,145
      Proceeds from reinvestment of
         distributions                                           27                  --                 295                  --
      Payments for shares redeemed                             (132)             (1,316)             (1,564)            (10,531)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   326                 434               3,772               3,614
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 245                 919               3,027               7,634
      Proceeds from reinvestment of
         distributions                                           22                   1                 254                  10
      Payments for shares redeemed                             (155)               (921)             (1,897)             (7,838)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   112                  (1)              1,384                (194)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               8,489              13,237             103,071             110,203
      Proceeds from reinvestment of
         distributions                                          638                 112               7,205                 885
      Payments for shares redeemed                           (5,285)            (13,605)            (63,798)           (115,494)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,842                (256)             46,478              (4,406)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               4,280                 177   $          51,634   $            (986)
                                                  =================   =================   =================   =================

 150  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   REAL ESTATE SECURITIES                         -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 383                 471   $          14,131   $          14,334
      Proceeds from reinvestment of
         distributions                                           19                  29                 727                 873
      Payments for shares redeemed                             (119)               (127)             (4,384)             (3,737)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   283                 373              10,474              11,470
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 142                 202               5,313               6,382
      Proceeds from reinvestment of
         distributions                                           11                  19                 415                 585
      Payments for shares redeemed                              (76)               (134)             (2,856)             (4,089)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    77                  87               2,872               2,878
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               5,187               8,676             193,462             266,549
      Proceeds from reinvestment of
         distributions                                          343                 746              13,394              22,895
      Payments for shares redeemed                           (3,318)             (7,603)           (124,121)           (229,269)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,212               1,819              82,735              60,175
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,572               2,279   $          96,081   $          74,523
                                                  =================   =================   =================   =================

   SHORT TERM BOND
      Class C
      Proceeds from shares sold                                 541               2,032   $          10,362   $          38,752
      Proceeds from reinvestment of
         distributions                                            7                  22                 127                 412
      Payments for shares redeemed                             (622)               (721)            (11,874)            (13,733)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   (74)              1,333              (1,385)             25,431
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 258                 659               4,943              12,587
      Proceeds from reinvestment of
         distributions                                            8                  21                 145                 397
      Payments for shares redeemed                             (132)               (537)             (2,521)            (10,255)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   134                 143               2,567               2,729
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              11,294              33,169             216,137             632,686
      Proceeds from reinvestment of
         distributions                                          231                 611               4,412              11,625
      Payments for shares redeemed                           (9,150)            (15,043)           (175,076)           (287,186)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,375              18,737              45,473             357,125
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,435              20,213   $          46,655   $         385,285
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  151

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   SELECT GROWTH                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 365                 289   $           2,572   $           1,782
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (110)                (69)               (780)               (379)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   255                 220               1,792               1,403
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 133                 238                 976               1,575
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (44)                (77)               (325)               (458)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    89                 161                 651               1,117
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               1,678               1,424              12,518               8,243
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (230)               (309)             (1,721)             (1,742)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,448               1,115              10,797               6,501
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,234               2,268              16,277              13,901
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                           (1,478)               (843)            (11,003)             (4,812)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   756               1,425               5,274               9,089
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,548               2,921   $          18,514   $          18,110
                                                  =================   =================   =================   =================

 152  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2004                2003                2004                2003
   SELECT VALUE                                   -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 533                 395   $           5,162   $           2,973
      Shares issued in connection with
         acquisition of Equity Income Fund                       --                 523                  --               4,583
      Proceeds from reinvestment of
         distributions                                            1                  --                   8                   2
      Payments for shares redeemed                             (159)                (85)             (1,552)               (668)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   375                 833               3,618               6,890
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  70                 382                 686               3,038
      Shares issued in connection with
         acquisition of Equity Income Fund                       --                 144                  --               1,273
      Proceeds from reinvestment of
         distributions                                            2                   4                  22                  29
      Payments for shares redeemed                              (87)               (114)               (865)               (974)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   (15)                416                (157)              3,366
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               1,969               1,054              19,544               6,240
      Shares issued in connection with
         acquisition of Equity Income Fund                       --               4,359                  --              38,574
      Proceeds from reinvestment of
         distributions                                           35                  33                 337                 267
      Payments for shares redeemed                           (1,677)             (1,936)            (16,528)            (14,535)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   327               3,510               3,353              30,546
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,720               4,346              26,590              32,482
      Shares issued in connection with
         acquisition of Equity Income Fund                       --               7,103                  --              62,787
      Proceeds from reinvestment of
         distributions                                           52                  42                 496                 339
      Payments for shares redeemed                           (2,678)             (1,581)            (26,341)            (13,117)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    94               9,910                 745              82,491
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 781              14,669   $           7,559   $         123,293
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 22, 2004 and will be reviewed at such time for possible renewal. The Funds did not have any drawdowns for the period ended April 30, 2004.

                                              Notes to Financial Statements  153

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

8. BENEFICIAL INTEREST

   As of April 30, 2004, the following table includes shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                   FUNDS                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Equity I                                        1                   44.5
   Equity II                                       1                   43.5
   Equity Q                                        1                   37.9
   International                                   2                   49.1
   Fixed Income I                                  1                   18.5
   Fixed Income III                                1                   54.1
   Emerging Markets                                3                   47.4
   Real Estate Securities                          2                   32.0
   Short Term Bond                                 3                   64.8
   Select Growth                                   2                   72.8
   Select Value                                    2                   48.0

9. ILLIQUID OR RESTRICTED SECURITIES

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists.

   Pursuant to guidelines established by the Board of Trustees, the Adviser has determined that a liquid trading market exists for the following restricted securities held as of April 30, 2004:

   Illiquid Securities

                                                                                                       COST         MARKET VALUE
   FUND - % OF NET ASSETS                       ACQUISITION         SHARES       COST PER UNIT        (000)            (000)
   SECURITIES                                       DATE         OUTSTANDING           $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   Equity I Fund -- 0.0%
   Progress Energy, Inc. -- CVO                      04/07/04            3,200             0.49                2                1
                                                                                                                   --------------
                                                                                                                                1
                                                                                                                   ==============

   Select Value Fund -- 0.0%
   Progress Energy, Inc. -- CVO                      12/01/00            1,300             0.49                1               --
                                                                                                                   --------------
                                                                                                                               --
                                                                                                                   ==============

 154  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Restricted Securities (144A)

                                                                                                       COST         MARKET VALUE
   FUND - % OF NET ASSETS                       ACQUISITION         SHARES       COST PER UNIT        (000)            (000)
   SECURITIES                                       DATE         OUTSTANDING           $                $                $
   ------------------------------------------------------------------------------------------------------------------------------
   Fixed Income I Fund -- 0.4%
   ABSC NIMs Trust                                   11/04/03          549,369            98.67              542              552
   Asset Backed Funding Corp. NIM Trust              08/22/03          359,045           100.00              359              360
   Countrywide Asset-Backed Certificates             02/12/04          374,141            99.89              374              378
   Chalet Finance PLC                                10/08/03        1,190,000           100.00            1,190            1,191
   Chase Funding Net Interest Margin                 06/05/03          154,227            99.89              154              154
   Chase Funding Net Interest Margin                 02/12/04          373,809            99.89              373              377
   Crest, Ltd.                                       11/25/03        1,710,000           100.00            1,710            1,706
                                                                                                                   --------------
                                                                                                                            4,718
                                                                                                                   ==============

   Fixed Income III Fund -- 0.4%
   Argent NIM Trust                                  12/09/03           76,850           100.00               77               77
   Arlington Street CDO, Ltd.                        06/04/03          919,938           102.82              946              948
   ATA Airlines, Inc.                                01/20/04          186,952            85.58              160              164
   Chancellor/Triton CBO, Ltd.                       11/12/03          217,513            95.98              209              213
   Chase Funding Net Interest Margin                 02/12/04           72,435            99.87               72               72
   Home Equity Asset Trust                           02/27/04           45,021            99.55               45               45
   OAO Gazprom                                       04/22/04          100,000           107.62              108              103
                                                                                                                   --------------
                                                                                                                            1,622
                                                                                                                   ==============

   Short Term Bond Fund -- 0.4%
   Alter Moneta Receivables LLC                      09/17/03        2,949,191           100.44            2,962            2,939
   CS First Boston Mortgage Securities Corp.         09/24/02          834,612           100.00              835              837
                                                                                                                   --------------
                                                                                                                            3,776
                                                                                                                   ==============

10. SHAREHOLDER REQUESTS FOR OTHER INFORMATION

     A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available
     (i) without charge, upon request, by calling the Fund at (800) 787-7354,
     (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

                                              Notes to Financial Statements  155

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              35         None
  Jr.,                and Chairman      successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.
  Tacoma, Washington                                     - Chairman Emeritus, Russell
  98402-1616                                               20/20 Association
                                                         - Chairman Emeritus, Frank
                                                           Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - Chairman of Sunshine
                                                           Management Services, LLC
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                    Until successor    Distributors, Inc. and
  98402-1616                            is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Director and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

 156  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - 1990 - 2003, President, FRC,        35         None
  Phillips,           2002              successor is     - 1993 - 2003, CEO, FRC
  Born January 20,                      duly elected     - Chairman of the Board and
  1948                                  and qualified.     Director, FRC
                                                         - Trustee, FRIC and RIF
  909 A Street                                           - Director, FRTC and Frank
  Tacoma, Washington                                       Russell Capital Inc.
  98402-1616                                             - Director/Chairman, Frank
                                                           Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of The
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty. Limited, Frank
                                                           Russell Japan Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  35         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       Until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Appointed until  - Retired since 1986                  35         None
 Born June 8, 1925    since 2004        successor is     - Trustee of FRIC and RIF
                                        duly elected       until 2004
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  157

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy   Trustee since     Appointed until  - Retired since 2003                  35         - Director, Gold
 Born June 6, 1946    2003              successor is     - 2001 - 2003, Vice President                      Banc
                                        duly elected       and Chief Financial Officer,                     Corporation,
 909 A Street                           and qualified      Janus Capital Group Inc.                         Inc.
 Tacoma, Washington                                      - 1979 - 2001, Audit and
 98402-1616                                                Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  35         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.        2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
                                                         - 1995 to 1999, Hearing
                                                           Officer, University of
                                                           Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

 158  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and                                     Principal Occupation(s)
             Age,                  Length of                                             During the
           Address                Time Served     Term of Office                        Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Chief Portfolio   Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Strategist since  by Trustees      - Chief Portfolio Strategist, FRIMCo
                                January 2004                       - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Russell Fund Distributors, Inc.
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  159

INSTITUTIONAL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl J. Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Tom F. Hanly, Chief Investment Officer
 Randall P. Lert, Director of Investments
 Mark D. Amberson, Director of Short Term Investment Funds
 Gregory J. Lyons, Assistant Secretary and Associate General Counsel Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Bruce S.C. Dunn, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS

Equity I Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Ark Asset Management Co., Inc., New York, NY
 Barclays Global Fund Advisors, San Francisco, CA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Equity II Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Roxbury Capital Management, LLC, Santa Monica, CA
 Suffolk Capital Management, LLC, New York, NY
 TimesSquare Capital Management, Inc., New York, NY

Equity Q Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Barclays Global Fund Advisors, San Francisco, CA
 Franklin Portfolio Associates, LLC, Boston, MA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

 160  Manager, Money Managers and Service Providers

INSTITUTIONAL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

International Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Capital International, Inc., Los Angeles, CA
 Delaware International Advisers Ltd., London, England
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 Mastholm Asset Management, LLC, Bellevue, WA
 Oechsle International Advisors, LLC, Boston, MA
 The Boston Company Asset Management, LLC, Boston, MA

Emerging Markets Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Foreign & Colonial Emerging Markets Limited, London, England
 Genesis Asset Managers Limited, London, England
 T. Rowe Price International, Inc., Baltimore, MD

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 INVESCO Institutional (N.A.), Inc., which acts as money manager to the Fund through its INVESCO Real Estate division, Dallas, TX
 RREEF America L.L.C., Chicago, IL

Short Term Bond Fund
 Merganser Capital Management L.P., Cambridge, MA
 Pacific Investment Management Company LLC, Newport Beach, CA
 STW Fixed Income Management, Santa Barbara, CA

Fixed Income I Fund
 Lincoln Capital Fixed Income Management Company, Chicago, IL
 Pacific Investment Management Company LLC, Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

Fixed Income III Fund
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Morgan Stanley Investment Management Inc., West Conshohocken, PA
 Pacific Investment Management Company LLC, Newport Beach, CA
 TimesSquare Capital Management, Inc., New York, NY

Select Growth Fund
 Ark Asset Management Co., Inc., New York, NY
 CapitalWorks Investment Partners, LLC, San Diego, CA
 Fuller & Thaler Asset Management, Inc., San Mateo, CA
 TCW Investment Management Company, Los Angeles, CA
 Turner Investment Partners, Inc., Berwyn, PA

Select Value Fund
 DePrince, Race & Zollo, Inc., Orlando, FL
 Iridian Asset Management LLC, Westport, CT
 MFS Institutional Advisors, Inc., Boston, MA
 Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                              Manager, Money Managers and Service Providers  161

                      (This page intentionally left blank)

(RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-068 (1 04/04)

RUSSELL FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY


                         (MOUNTAIN BACKGROUND GRAPHIC)


2004 SEMIANNUAL REPORT


CLASS A AND B SHARES


RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND




APRIL 30, 2004



                                                                  (RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 30 different investment portfolios. These financial statements report on one Fund, which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                 Russell Multi-Manager Principal Protected Fund

                               Semiannual Report

                           April 30, 2004 (Unaudited)

                               Table of Contents

                                                                            Page
Schedule of Investments..............................................         3

Notes to Schedules of Investments....................................         6

Statement of Assets and Liabilities..................................         7

Statement of Operations..............................................         8

Statement of Changes in Net Assets...................................         9

Financial Highlights - Class A.......................................        10

Financial Highlights - Class B.......................................        11

Notes to Financial Statements........................................        12

Disclosure of Information about Fund Directors.......................        19

Manager, Money Managers and Service Providers........................        23

Frank Russell Investment Company - Russell Multi-Manager Principal Protected
Fund

Copyright (c) Frank Russell Company 2004. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Performance is reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% of average managed assets will reduce a 10.0% return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 29.7%
Auto and Transportation - 1.5%
Canadian National Railway Co.                           1,113              42
CSX Corp.                                               1,863              57
Delta Air Lines, Inc.                                   3,639              23
FedEx Corp.                                             1,850             133
Harley-Davidson, Inc.                                   3,130             176
Magna International, Inc. Class A                       1,900             150
Southwest Airlines Co.                                 12,800             183
Union Pacific Corp.                                     3,767             222
United Parcel Service, Inc. Class B                     3,060             215
                                                                 ------------
                                                                        1,201
                                                                 ------------

Consumer Discretionary - 4.0%
Accenture, Ltd. Class A (AE)                            5,100             121
Aramark Corp. Class B                                   1,000              29
Clear Channel Communications, Inc.                      6,151             255
Eastman Kodak Co.                                         851              22
EchoStar Communications Corp. (AE)                      5,150             171
Fox Entertainment Group, Inc. Class A (AE)              4,430             123
Gap, Inc. (The)                                         6,758             149
Gillette Co. (The)                                      1,698              69
Home Depot, Inc.                                        2,450              86
Kimberly-Clark Corp.                                      756              49
Kohl's Corp. (AE)                                       6,450             270
McDonald's Corp.                                        3,220              88
New York Times Co. Class A                              6,030             276
Newell Rubbermaid, Inc.                                 1,789              42
Nike, Inc. Class B                                        933              67
Target Corp.                                            8,666             376
Time Warner, Inc.                                       8,024             135
TJX Cos., Inc.                                          8,040             198
Tribune Co.                                             2,676             128
Viacom, Inc. Class B                                    5,815             225
Walt Disney Co.                                        12,582             290
Waste Management, Inc.                                  3,075              87
                                                                 ------------
                                                                        3,256
                                                                 ------------

Consumer Staples - 2.5%
Altria Group, Inc.                                      3,990             221
Coca-Cola Co. (The)                                     3,600             182
Colgate-Palmolive Co.                                   3,120             181
CVS Corp.                                               5,760             223
General Mills, Inc.                                     4,188             204
HJ Heinz Co.                                              806              31
Kellogg Co.                                             1,968              84

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kraft Foods, Inc. Class A                               4,672             154
Kroger Co.                                              2,402              42
PepsiCo, Inc.                                           6,890             375
Procter & Gamble Co.                                    3,400             360
                                                                 ------------
                                                                        2,057
                                                                 ------------

Financial Services - 5.5%
Allstate Corp. (The)                                      508              23
American Express Co.                                    3,130             153
American International Group, Inc.                      8,332             598
Bank of America Corp.                                   3,581             288
Bank of New York Co., Inc. (The)                        2,554              74
Bank One Corp.                                          9,727             480
Cigna Corp.                                               736              47
Citigroup, Inc.                                        15,856             764
Countrywide Financial Corp.                             1,000              59
Fannie Mae                                              5,380             370
Fiserv, Inc. (AE)                                       2,320              85
Golden West Financial Corp.                               810              85
Hartford Financial Services Group, Inc.                 1,133              69
JP Morgan Chase & Co.                                   1,240              47
Legg Mason, Inc.                                        1,000              92
Lehman Brothers Holdings, Inc.                          1,000              73
Mellon Financial Corp.                                  3,785             112
Merrill Lynch & Co., Inc.                               6,609             358
State Street Corp.                                      2,320             113
US Bancorp                                              1,891              48
Wachovia Corp.                                          2,233             102
Wells Fargo & Co.                                       8,692             491
                                                                 ------------
                                                                        4,531
                                                                 ------------

Health Care - 3.8%
Abbott Laboratories                                     6,072             267
Allergan, Inc.                                          1,420             125
Baxter International, Inc.                              8,188             259
Bristol-Myers Squibb Co.                                1,808              45
Cardinal Health, Inc.                                   1,246              91
CR Bard, Inc.                                           1,800             191
Eli Lilly & Co.                                         1,010              75
Genzyme Corp. (AE)                                      4,640             202
Gilead Sciences, Inc. (AE)                              1,410              86
Guidant Corp.                                           3,610             227
Johnson & Johnson                                      10,600             573
Merck & Co., Inc.                                       2,810             132
Novartis AG - ADR                                       5,027             225
Pfizer, Inc.                                              931              33
Roche Holding AG - ADR                                  1,000             105

                                                      Schedule of Investments  3

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Schering-Plough Corp.                                   7,139             119
Wyeth                                                   8,491             323
                                                                 ------------
                                                                        3,078
                                                                 ------------

Integrated Oils - 1.2%
BP PLC - ADR                                            2,473             131
ConocoPhillips                                          3,400             242
Exxon Mobil Corp.                                      10,607             451
Unocal Corp.                                            5,150             186
                                                                 ------------
                                                                        1,010
                                                                 ------------

Materials and Processing - 1.8%
Alcoa, Inc.                                             3,012              93
Archer-Daniels-Midland Co.                              1,581              28
Barrick Gold Corp.                                      2,403              46
Dow Chemical Co. (The)                                  5,150             204
EI Du Pont de Nemours & Co.                             6,222             267
International Paper Co.                                 3,410             137
Monsanto Co.                                            4,371             151
Newmont Mining Corp.                                    2,489              93
Potash Corp. of Saskatchewan                              515              42
PPG Industries, Inc.                                    1,490              88
Praxair, Inc.                                           8,364             306
Rohm & Haas Co.                                         1,330              52
                                                                 ------------
                                                                        1,507
                                                                 ------------
Miscellaneous - 1.3%
Eaton Corp.                                             3,822             227
General Electric Co.                                   22,008             660
Honeywell International, Inc.                             337              12
Tyco International, Ltd.                                4,596             126
                                                                 ------------
                                                                        1,025
                                                                 ------------

Other Energy - 0.9%
Baker Hughes, Inc.                                      3,354             123
EOG Resources, Inc.                                     1,500              74
GlobalSantaFe Corp.                                     1,271              34
Halliburton Co.                                         6,760             201
Noble Corp. (AE)                                        2,750             102
Schlumberger, Ltd.                                      3,773             221
                                                                 ------------
                                                                          755
                                                                 ------------
Producer Durables - 2.0%
Caterpillar, Inc.                                       2,300             179
Deere & Co.                                             3,061             208
Emerson Electric Co.                                    1,062              64
Illinois Tool Works, Inc.                               2,967             256

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lexmark International, Inc. (AE)                          900              81
Lockheed Martin Corp.                                   5,660             270
Novellus Systems, Inc. (AE)                             2,420              70
Parker Hannifin Corp.                                     529              29
Teradyne, Inc. (AE)                                     1,241              25
United Technologies Corp.                               4,210             363
Xerox Corp.                                             8,084             109
                                                                 ------------
                                                                        1,654
                                                                 ------------

Technology - 3.2%
Agere Systems, Inc. Class B (AE)                       12,000              26
Analog Devices, Inc.                                    4,025             171
Apple Computer, Inc.                                    4,990             128
Cisco Systems, Inc. (AE)                               18,480             386
Corning, Inc.                                           3,550              39
Dell, Inc. (AE)                                         6,230             216
EMC Corp.                                              16,182             181
Hewlett-Packard Co.                                     2,310              46
Intel Corp.                                             9,570             246
Microsoft Corp.                                        20,980             545
Motorola, Inc.                                         11,352             207
Nortel Networks Corp.                                  22,639              85
Solectron Corp. (AE)                                    6,159              30
Texas Instruments, Inc.                                 5,800             146
Veritas Software Corp. (AE)                             4,700             125
                                                                 ------------
                                                                        2,577
                                                                 ------------

Utilities - 2.0%
BellSouth Corp.                                         1,405              36
Comcast Corp. Class A                                   5,970             180
Comcast Corp. Special Class A                           4,839             140
Constellation Energy Group, Inc.                        1,162              45
COX Communications, Inc. Class A (AE)                   1,389              45
Dominion Resources, Inc.                                3,230             206
Exelon Corp.                                            2,630             176
FPL Group, Inc.                                           927              59
Progress Energy, Inc.                                   2,096              90
SBC Communications, Inc.                                3,417              85
Southern Co. (The)                                        652              19
Sprint Corp.-FON Group                                  9,445             169
Verizon Communications, Inc.                            5,048             191
Vodafone Group PLC - ADR                                8,126             199
                                                                 ------------
                                                                        1,640
                                                                 ------------
TOTAL COMMON STOCKS
(cost $21,692)                                                         24,291
                                                                 ------------

 4  Schedule of Investments

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM DEBT OBLIGATIONS - 65.8%
United States Government Treasuries - 65.8%
United States Treasury STRIP Coupon
  0.00% due 02/15/08                                   49,405          43,668
  0.00% due 05/15/08                                   11,705          10,214
                                                                 ------------
TOTAL LONG-TERM DEBT OBLIGATIONS
(cost $55,098)                                                         53,882
                                                                 ------------
SHORT-TERM INVESTMENTS - 4.8%
Frank Russell Investment Company Money Market
   Fund                                               359,000             359
Frank Russell Investment Company US Government
   Money Market Fund                                3,185,000           3,185
United States Treasury Bill (c)(y)(s) 0.935% due
   06/10/04                                               380             380
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $3,924)                                                           3,924
                                                                 ------------

TOTAL INVESTMENTS - 100.3%
(identified cost $80,714)                                              82,097

OTHER ASSETS AND LIABILITIES, NET - (0.3%)                               (281)
                                                                 ------------

NET ASSETS - 100.0%                                                    81,816
                                                                 ============

                                                                   Unrealized
                                                   Notional       Appreciation
FUTURES CONTRACTS                                   Amount       (Depreciation)
(Number of Contracts)                                 $                $
-------------------------------------------------------------------------------
Long Positions
S&P 500 Index
   expiration date 06/04 (7)                            1,936              (60)

United States Treasury 5 Year Notes
   expiration date 06/04 (10)                           1,099               (7)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  (67)
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                      Schedule of Investments  5

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO SCHEDULE OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold) or options written by the Fund.
(y)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(+) This security has been valued by the Security Valuation Committee, delegated by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
STRIP - Separate Trading of Registered Interest and Principal of Securities

 6  Notes to Schedule of Investments

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2004 (UNAUDITED)

Amounts in thousands
--------------------------------------------------------------------------------

ASSETS
Investments at market (identified cost $80,714).....................................    $               82,097
Receivables:
   Dividends and interest...........................................................                        29
   Investments sold.................................................................                       272
   From Advisor.....................................................................                        77
   Daily variation margin on futures contracts......................................                         2
                                                                                        ----------------------
Total assets........................................................................                    82,477
                                                                                        ----------------------

LIABILITIES
Payables:
   Due to Custodian.........................................    $                 35
   Investments purchased....................................                     371
   Fund shares redeemed.....................................                      61
   Accrued fees to affiliates...............................                     134
   Other accrued expenses...................................                      46
   Daily variation margin on futures contracts..............                      14
                                                                --------------------
Total liabilities...................................................................                       661
                                                                                        ----------------------

NET ASSETS..........................................................................    $               81,816
                                                                                        ======================

Net Assets Consist of:
Accumulated net investment loss.....................................................    $                 (241)
Accumulated net realized gain (loss)................................................                       992
Unrealized appreciation (depreciation) on:
      Investments...................................................................                     1,383
      Futures contracts.............................................................                       (67)
Shares of beneficial interest.......................................................                        80
Additional paid-in capital..........................................................                    79,669
                                                                                        ----------------------

NET ASSETS..................................................                            $               81,816
                                                                                        ======================

NET ASSET VALUE, per share:

   Class A ($2,848,679 divided by 276,715 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                10.29
                                                                                        ======================

   Class B ($78,966,887 divided by 7,738,257 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                10.20
                                                                                        ======================

  See accompanying notes which are an integral part of the financial statements.
                                          Statement of Assets and Liabilities  7

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2004 (UNAUDITED)

Amounts in thousands
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends........................................................................    $                  222
   Dividends from affiliated money market funds.....................................                         2
   Interest.........................................................................                       759
                                                                                        ----------------------
Total investment income.............................................................                       983

EXPENSES
   Advisory fees............................................    $                382
   Administrative fees......................................                      22
   Custodian fees...........................................                      55
   Distribution fees - Class B..............................                     314
   Transfer agent fees......................................                      54
   Professional fees........................................                      18
   Registration fees........................................                      16
   Shareholder servicing fees - Class A.....................                       4
   Shareholder servicing fees - Class B.....................                     105
   Trustees' fees...........................................                       1
   Insurance policy fees....................................                     325
   Printing fees............................................                       1
   Amortization of offering costs...........................                      21
   Miscellaneous............................................                       7
                                                                --------------------

   Expenses before reductions...............................                   1,325
   Expense reductions.......................................                    (101)
                                                                --------------------

Net expenses........................................................................                     1,224
                                                                                        ----------------------

Net investment income (loss)........................................................                      (241)
                                                                                        ----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments..............................................                     940
   Futures contracts........................................                     166                     1,106
                                                                --------------------
Net change in unrealized appreciation (depreciation) on:
   Investments..............................................                    (248)
   Futures contracts........................................                    (115)                     (363)
                                                                --------------------    ----------------------

Net realized and unrealized gain (loss).............................................                       743
                                                                                        ----------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............................    $                  502
                                                                                        ======================

See accompanying notes which are an integral part of the financial statements.

 8  Statement of Operations

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS
                                                                       ENDED                 FISCAL YEAR
                                                                   APRIL 30, 2004               ENDED
AMOUNTS IN THOUSANDS                                                (UNAUDITED)           OCTOBER 31, 2003*
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss).............................    $               (241)   $                 (291)
   Net realized gain (loss).................................                   1,106                     1,008
   Net change in unrealized appreciation (depreciation).....                    (363)                    1,679
                                                                --------------------    ----------------------
      Net increase (decrease) in net assets from
       operations...........................................                     502                     2,396
                                                                --------------------    ----------------------

DISTRIBUTIONS
   From net investment income
      Class A...............................................                      --                        (1)
   From net realized gain
      Class A...............................................                     (29)                       --
      Class B...............................................                    (801)                       --
                                                                --------------------    ----------------------

      Net decrease in net assets from distributions.........                    (830)                       (1)
                                                                --------------------    ----------------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
     transactions...........................................                  (7,452)                   87,201
                                                                --------------------    ----------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.................                  (7,780)                   89,596

NET ASSETS
   Beginning of period......................................                  89,596                        --
                                                                --------------------    ----------------------
   End of period (including accumulated net investment loss
     of $241 at April 30, 2004).............................    $             81,816    $               89,596
                                                                ====================    ======================

* For the period January 21, 2003 (commencement of operations) to October 31, 2003.

  See accompanying notes which are an integral part of the financial statements.

                                           Statement of Changes in Net Assets  9

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FINANCIAL HIGHLIGHTS - CLASS A

For a Share Outstanding Throughout each Period.

                                                                       2004*                    2003**
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $              10.31    $                10.00
                                                                --------------------    ----------------------

INCOME FROM OPERATIONS
   Net investment income (loss) (a).........................                     .01                       .02
   Net realized and unrealized gain (loss)..................                    (.01)                      .29
                                                                --------------------    ----------------------
      Total income (loss) from operations...................                      --                       .31
                                                                --------------------    ----------------------

DISTRIBUTIONS
   From net investment income (b)...........................                      --                        --
   From net realized gain...................................                    (.02)                       --
                                                                --------------------    ----------------------
      Total distributions...................................                    (.02)                       --
                                                                --------------------    ----------------------

NET ASSET VALUE, END OF PERIOD..............................    $              10.29    $                10.31
                                                                ====================    ======================

TOTAL RETURN (%) (c)(d).....................................                     .75                      3.17

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).................                   2,849                     3,521
   Ratios to average net assets (%) (e):
      Operating expenses, net (f)...........................                    2.10                      2.02
      Operating expenses, gross.............................                    2.33                      2.24
      Net investment income (loss)..........................                     .17                       .27
   Portfolio turnover rate (%) (c)..........................                   12.23                     38.14

*     For the six months ended April 30, 2004 (Unaudited).
** For the period January 21, 2003 (commencement of operations) to October 31, 2003.
(a)   Average month-end shares were used for this calculation.
(b)   Less than $.01 per share for the period ended October 31, 2003.
(c)   Periods less than one year are not annualized.
(d) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(e)   The ratios for periods less than one year are annualized.
(f) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

 10  Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FINANCIAL HIGHLIGHTS - CLASS B

For a Share Outstanding Throughout each Period.

                                                                       2004*                    2003**
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $              10.26    $                10.00
                                                                --------------------    ----------------------

INCOME FROM OPERATIONS
   Net investment income (loss) (a).........................                    (.03)                     (.04)
   Net realized and unrealized gain (loss)..................                    (.01)                      .30
                                                                --------------------    ----------------------
      Total income (loss) from operations...................                    (.04)                      .26
                                                                --------------------    ----------------------

DISTRIBUTIONS
   From net investment income (b)...........................                      --                        --
   From net realized gain...................................                    (.02)                       --
                                                                --------------------    ----------------------
      Total distributions...................................                    (.02)                       --
                                                                --------------------    ----------------------

NET ASSET VALUE, END OF PERIOD..............................    $              10.20    $                10.26
                                                                ====================    ======================

TOTAL RETURN (%) (c)(d).....................................                     .36                      2.60

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).................                  78,967                    86,075
   Ratios to average net assets (%) (e):
      Operating expenses, net (f)...........................                    2.85                      2.79
      Operating expenses, gross.............................                    3.08                      3.01
      Net investment income (loss)..........................                    (.58)                     (.49)
   Portfolio turnover rate (%) (c)..........................                   12.23                     38.14

*     For the six months ended April 30, 2004 (Unaudited).
** For the period January 21, 2003 (commencement of operations) to October 31, 2003.
(a)   Average month-end shares were used for this calculation.
(b)   Less than $.01 per share for the period ended October 31, 2003.
(c)   Periods less than one year are not annualized.
(d) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(e)   The ratios for periods less than one year are annualized.
(f) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

  See accompanying notes which are an integral part of the financial statements.
                                                        Financial Highlights  11

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 30 different investment portfolios referred to as "Funds." These financial statements report on one Fund, which has a distinct investment objective and strategy. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

   The Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period. Shares of the Fund were offered during the Offering Period but are not offered during the Guarantee Period, except in connection with reinvestment of distributions and dividends. Shares of the Fund will be offered on a continuous basis during the Post Guarantee Period without the principal protection feature. During the Guarantee Period, the Fund seeks some capital growth, while seeking to preserve principal. As of April 30, 2004, the Fund's allocation to equity securities was approximately 30% and the Fund's allocation to fixed income securities was approximately 70% of total net assets. Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period less certain expenses. Certain extraordinary expenses which are not covered by the Expense Limitation Agreement, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guarantee Amount. The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation ("Ambac"), a financial guarantor and an operating subsidiary of Ambac Financial Group, Inc., pursuant to a financial guarantee insurance policy issued by Ambac for the benefit of the shareholders of the Fund. The Fund will pay to Ambac a fee equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If the value of a shareholders account is less than the Guaranteed Amount on the Guarantee Maturity Date, the fund will be unable to meet its obligations under the Guarantee. If the fund is unable to meet its obligations under the Guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective Guaranteed Amounts on the Guarantee Maturity Date. During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the Fund seeks long-term growth of capital through investments primarily in common stocks and other equity securities. The following table presents the time periods of the Fund's three phases:

   Offering Period                      01/21/03 - 02/27/03
   Guarantee Period                     03/03/03 - 03/03/08
   Post Guarantee Period Commencement   03/04/08

2. SIGNIFICANT ACCOUNTING POLICIES

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of these financial statements.

   Security valuation

   United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded.

   Fixed-income securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities are valued on the basis of the evaluated bid. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

 12  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Futures contracts are valued on the basis of the last sale price. Exchange listed futures contracts are valued on a basis of the last quoted daily settlement prices established by the exchange on which they trade. If there were no sales, futures are valued at the last reported bid price.

   Investments in other mutual funds are valued at their net asset value per share, calculated at the close of business.

   The value of swap agreements are equal to the Fund's obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   Equity securities traded over-the-counter are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   Short-Term investments purchased by the Fund and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Fund.

   Dividends and distributions to shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends and capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investments for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in futures, wash sale deferrals, certain securities sold at a loss, and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by the Fund for tax purposes.

   Expenses

   The Fund will pay its own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

                                               Notes to Financial Statements  13

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Class Allocation

   The Fund offers the following classes of shares: Class A and Class B. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Class B Shares were purchased at net asset value without paying an initial sales charge. However, if a shareholder redeems his or her Class B Shares within five years of the purchase date, the shareholder will pay a deferred sales charge calculated as a percentage of NAV at time of purchase. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of Shares based upon the relative proportion of net assets of each class. Class B Shares, along with their pro rata reinvested dividend shares, automatically convert to Class A Shares eight years after purchase.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

   The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with its excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist the Fund in meeting its investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Options

   The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market.

   When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Fund utilizes futures contracts to manage allocations between equity and fixed-income weightings. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The primary risks associated with the use

 14  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Fund may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by the Fund or to effect investment transactions consistent with the Fund's investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2004, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were $9,841,250 and $9,604,707, respectively. Purchases and sales of US Government and Agency obligations (excluding short-term instruments, options, futures and repurchase agreements) were $0 and $7,512,183 respectively. Under the Financial Guarantee Agreement with Ambac, the Fund has certain restrictions with respect to the type, weighting, and duration of securities for which it may enter into transactions.

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street"), in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. There were no outstanding securities on loan as of April 30, 2004.

                                               Notes to Financial Statements  15

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers the Fund which is a series of the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of the Fund.

   The Fund is permitted to invest its cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Fund's objectives) in the Frank Russell Investment Company Money Market Fund and the Frank Russell US Government Money Market Fund (collectively the "Money Market Funds") (two of the Investment Portfolios of the Investment Company not presented herein). As of April 30, 2004, $359,000 of the Money Market Fund's net assets represents investments by this Fund and $1,234,380,105 represents the investments of other affiliated Funds not presented herein. As of April 30, 2004, $3,185,000 of the US Government Money Market Fund's net assets represents investment by this Fund.

   The advisory and administrative fees are based upon the average daily net assets of the Fund and the rate specified in the table below. The advisory and administrative fees are payable monthly and total $381,718 and $21,689, respectively, for the period ended April 30, 2004.

                                                    ANNUAL RATE
                                             ADVISOR       ADMINISTRATOR
   ----------------------------------------------------------------------
   Guarantee Period                            0.88%            0.05%
   Post Guarantee Period                       0.88             0.05

   Pursuant to an expense limitation agreement (the "Expense Limitation Agreement") and subject to possible reimbursement to the investment advisor within three years, the Fund's investment advisor has contractually agreed to waive, during the Guarantee Period, up to the full amount of its 0.93% combined advisory and administrative fees and to reimburse the Fund to the extent that expenses for Class A and Class B Shares exceed 2.10% and 2.85%, respectively, of average net assets on an annualized basis. Certain expenses that are not covered by the Expense Limitation Agreement, such as extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guaranteed Amount. The total amount of the waiver for the period ended April 30, 2004 was $100,666.

   To the extent fees are waived by the Advisor, the Fund may reimburse the Advisor for any reductions in the Fund's expenses during the three years following the reduction if such reimbursement is requested by the Advisor, if such reimbursement can be achieved within the specified expense limitation and if the Board of Trustees approves the reimbursement as not inconsistent with the best interest of the Fund. At April 30, 2004, the Advisor has not recouped waivers of $100,666. In addition, there were no reimbursements for the period ended April 30, 2004.

   Custodian

   The Fund has entered into arrangements with its Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2004, the Fund's custodian fees were reduced $88 under these arrangements.

   Analytic services

   Fees for analytic services provided to the Fund are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Fund, pursuant to a written Service Agreement. The TruVP System provides analytics used by the Advisor. During the period ended April 30, 2004, analytic services fees were $2,290.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Fund. Total fees for the Fund reported herein for the period ended April 30, 2004 were $53,938.

 16  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class B Shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class B Shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class A and Class B Shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class A and Class B Shares on an annual basis.

   For the period ended April 30, 2004, the Distributor paid the following amounts in sales charges:

                                                CLASS A               CLASS B
   --------------------------------------------------------------------------------
   Contingent Deferred Sales Charges
      (paid)                                      N/A           $           283,986

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level on each of the Class A Shares and the Class B Shares of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A and Class B Shares may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

   Brokerage commissions

   The Fund may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. The amount retained by Frank Russell Securities, Inc. for the period ended April 30, 2004 was $140. Additionally, the Fund paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 Funds, and Russell Investment Funds ("RIF"), which has 5 Funds. Each of the Trustees is a Trustee for both FRIC and RIF. The Russell Fund Complex pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Russell Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

5. FEDERAL INCOME TAXES

   At April 30, 2004, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

   Cost of Investments                    $     80,791,389
                                          ================
   Unrealized Appreciation                       2,860,679
   Unrealized Depreciation                      (1,555,264)
                                          ----------------
   Net Unrealized Appreciation
      (Depreciation)                      $      1,305,415
                                          ================

                                               Notes to Financial Statements  17

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (Amounts in thousands)

   Share transactions for the period ended April 30, 2004 and the period January 21, 2003 (commencement of operations) to October 31, 2003 were as follows:


                                                                 SHARES                                  DOLLARS
   RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED      -------------------------------------   -------------------------------------
   FUND                                                 2004                2003                2004                2003
                                                  -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                                  --                 487   $              --   $           4,871
      Proceeds from reinvestment of
         distributions                                            3                  --                  28                   1
      Payments for shares redeemed                              (68)               (146)               (703)             (1,477)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   (65)                341                (675)              3,395
                                                  -----------------   -----------------   -----------------   -----------------
      Class B
      Proceeds from shares sold                                  --               8,794                  --              87,942
      Proceeds from reinvestment of
         distributions                                           73                  --                 754                  --
      Payments for shares redeemed                             (724)               (405)             (7,531)             (4,136)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (651)              8,389              (6,777)             83,806
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                (716)              8,730   $          (7,452)  $          87,201
                                                  =================   =================   =================   =================

7. BENEFICIAL INTEREST

   As of April 30, 2004, the Fund had no shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares.

8. SHAREHOLDER REQUESTS FOR OTHER INFORMATION

   A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available
   (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Fund's website at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

 18  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           With Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND INTERESTED TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Appointed until  - Director Emeritus, FRC              35         None
  Jr.,                and Chairman      successor is     - Chairman Emeritus, FRIC and
  Born July 3, 1932   Emeritus since    duly elected       RIF
                      1999              and qualified    - Chairman Emeritus, Frank
  909 A Street                                             Russell Securities, Inc.
  Tacoma, Washington                                     - Chairman Emeritus, Russell
  98402-1616                                               20/20 Association
                                                         - Chairman Emeritus, Frank
                                                           Russell Trust Company
                                                         - Director Emeritus FRIMCo
                                                         - Chairman of Sunshine
                                                           Management Services, LLC
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  35         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board,                           SSgA Funds
  1939                                  duly elected       Trustee, FRIC and RIF                            (investment
                      Chairman of the   and qualified    - CEO and Chairman of the                          company)
  909 A Street        Board since 1999                     Board, Russell Fund
  Tacoma, Washington                    Until successor    Distributors, Inc. and
  98402-1616                            is chosen and      FRIMCo
                                        qualified by     - Trustee, President and
                                        trustees           Chairman of the Board, SSgA
                                                           Funds (investment company)
                                                         - Director and Chairman of the
                                                           Board, Frank Russell Trust
                                                           Company
                                                         - Director, Frank Russell
                                                           Investments (Ireland)
                                                           Limited and Frank Russell
                                                           Investments (Cayman) Ltd.
                                                         - Until October, 2002,
                                                           President and CEO, FRIC and
                                                           RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee since     Appointed until  - 1990 - 2003, President, FRC         35         None
  Phillips,           2002              successor is     - 1993 - 2003, CEO, FRC
  Born January 20,                      duly elected     - Chairman of the Board and
  1948                                  and qualified      Director, FRC
                                                         - Trustee, FRIC and RIF
  909 A Street                                           - Director, FRTC and Frank
  Tacoma, Washington                                       Russell Capital Inc.
  98402-1616                                             - Director/Chairman, Frank
                                                           Russell Investments
                                                           (Delaware), Inc.
                                                         - Director, Chairman of The
                                                           Board and President, Russell
                                                           20/20 Association
                                                         - Director, Frank Russell
                                                           Company Pty.
                                                           Limited, Frank Russell Japan
                                                           Co., Ltd.,
                                                           Frank Russell Investments
                                                           (Suisse), S.A., and Frank
                                                           Russell Company Limited
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                              Disclosure of Information about Fund Directors  19

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           With Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         35         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Appointed until  - Retired since 1997                  35         None
 Born December 1,     since 2003        successor is     - Trustee of FRIC and RIF
 1919                                   duly elected       Until 2002
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Appointed until  - Retired since 1986                  35         None
 Born June 8, 1925    since 2004        successor is     - Trustee of FRIC and RIF
                                        duly elected       Until 2004
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         35         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - Retired since 2003                  35         - Director, Gold
 Born June 6, 1946    2003              successor is     - 2001 - 2003, Vice President                      Banc
                                        duly elected       and Chief Financial Officer,                     Corporation,
 909 A Street                           and qualified      Janus Capital Group Inc.                         Inc.
 Tacoma, Washington                                      - 1979 - 2001, Audit and
 98402-1616                                                Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  35         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 20  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           With Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES AND INDEPENDENT TRUSTEE EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee since     Appointed until  - Retired since 1981                  35         None
 Born May 5, 1926     1984              successor is
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               35         None
 Tennison, Jr.,       2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  35         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
                                                         - 1995 to 1999, Hearing
                                                           Officer, University of
                                                           Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  21

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                With Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Leonard P. Brennan,            President and     Until successor  - President and CEO, FRIC
 Born October 11, 1959          Chief Executive   is chosen and    - President and CEO, RIF
                                Officer since     qualified by     - Director, Russell Fund Distributors, Inc., Frank
 909 A Street                   2002              Trustees           Russell Company, S.A., Frank Russell Investments
 Tacoma, Washington                                                  (Singapore) Private Limited and Frank Russell
 98402-1616                                                          Investments (UK) Limited
                                                                   - Director, President and CEO, FRIMCo
                                                                   - Director and COO, Frank Russell Company Limited and
                                                                     Russell Systems Limited
                                                                   - President, Russell Insurance Agency, Inc.
                                                                   - 1995 to present, Managing Director of International
                                                                     Operations of FRC
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  is chosen and      1998 to present,
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo and Frank
 909 A Street                   1998              Trustees           Russell Trust Company
 Tacoma, Washington                                                - Treasurer, SSgA Funds (investment company);
 98402-1616                                                        - Manager, Funds Accounting and Taxes, Russell Fund
                                                                     Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Randall P. Lert,               Chief Portfolio   Until removed    - Director of Investments, FRIC and RIF
 Born October 3, 1953           Strategist since  by Trustees      - Chief Portfolio Strategist, FRIMCo
                                January 2004                       - Chief Investment Officer, Frank Russell Trust Company
 909 A Street                                                      - Director, FRIMCo and Russell Fund Distributors, Inc.
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until removed    - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   by Trustees        Frank Russell Trust Company and Russell Fund
                                since 1994                           Distributors, Inc.
 909 A Street                                                      - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                                  Russell Capital Inc.
 98402-1616                                                        - Director and Secretary, Russell 20-20 Association
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark D. Amberson,              Director of       Until removed    - Director of Short-Term Investment Funds, FRIC, RIF,
 Born July 20, 1960             Short-Term        by Trustees        FRIMCo and Frank Russell Trust Company
                                Investment Funds                   - From 1991 to 2001, Portfolio Manager, FRIC, RIF,
 909 A Street                   since 2001                           FRIMCo and Frank Russell Trust Company
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 22  Disclosure of Information about Fund Directors

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter

OFFICERS
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl J. Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Tom F. Hanly, Chief Investment Officer
 Randall P. Lert, Director of Investments
 Mark D. Amberson, Director of Short Term Investment Funds
 Gregory J. Lyons, Assistant Secretary and Associate General Counsel Mary Beth Rhoden, Assistant Secretary
 Margaret A. Foster, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Bruce S.C. Dunn, Assistant Treasurer

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CONSULTANT
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS
 Lincoln Capital Management Company, Chicago, IL
 Lord, Abbett & Co., Jersey City, NJ
 MFS Institutional Advisors, Inc., Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  23
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(RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-095 (1 04/04)

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ITEM 2. CODE OF ETHICS. [ANNUAL REPORT ONLY]

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. [ANNUAL REPORT ONLY]

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. [ANNUAL REPORT ONLY]

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS [ANNUAL REPORT ONLY]

ITEM 6. SCHEDULE OF INVESTMENTS [NOT APPLICABLE]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. [NOT APPLICABLE]

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS. [NOT APPLICABLE]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

      (b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.
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ITEM 11. EXHIBITS

                                  EXHIBIT LIST

      (a) certification for principal executive officer of Registrant as required by Rule 30a-2 under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2 under the Act.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANK RUSSELL INVESTMENT COMPANY

By:    /s/ Leonard P. Brennan
   ------------------------------------------
       Leonard P. Brennan
       Principal Executive Officer and Chief Executive Officer

Date: June 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Leonard P. Brennan
   ------------------------------------------
       Leonard P. Brennan
       Principal Executive Officer and Chief Executive Officer

Date: June 21, 2004


By:    /s/ Mark E. Swanson
   ------------------------------------------
       Mark E. Swanson
       Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: June 21, 2004